Portfolio of Investments June 30, 2026
All-American
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 104.9%
27,747,500 EXCHANGE-TRADED FUNDS - 0.8% 27,747,500
1,100,000 (a) Nuveen Municipal Income ETF $ 27,747,500
TOTAL EXCHANGE-TRADED FUNDS
(Cost $27,729,750) 27,747,500
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
3644071537 MUNICIPAL BONDS - 104.1% 3644071537
ALABAMA - 2.1%
$ 1,400,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .500% 09/01/45 1,547,963
1,540,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5 .750 09/01/50 1,695,459
2,800,000 (b),(c) Baldwin County Industrial Dev Auth, Alabama, Solid Waste
Disposal Revenue Bonds, Novelis Corporation Project, Series
2026A., (AMT), (Mandatory Put 3/01/33)
4 .300 03/01/56 2,804,426
1,790,000 (b),(c) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 1,827,721
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/38 3,510,899
3,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 3,459,585
10,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5 .250 01/01/54 10,619,155
24,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 24,508,001
2,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 2,062,387
4,220,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2016A
5 .000 02/01/41 4,219,998
1,000,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 1,053,438
440,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 309,347
11,250,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 11,747,760
5,810,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2019B
4 .000 09/01/48 5,372,975
TOTAL ALABAMA 74,739,114
ARIZONA - 2.9%
2,890,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5 .000 07/01/43 3,218,285
2,250,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5 .000 07/01/44 2,485,504
330,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5 .000 06/01/41 372,367
450,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5 .000 06/01/42 505,134
545,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5 .000 06/01/44 604,017
700,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5 .000 06/01/45 769,796
700,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Refunding Series 2026A
5 .000 06/01/46 762,733
1,100,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5 .000 06/01/31 1,119,456

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 2,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5 .000% 07/01/51 $ 1,780,293
19,560,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 11,686,108
1,100,000 (b),(c) Arizona Industrial Development Authority, Solid Waste
Disposal Revenue Bonds, Copper World LLC Project, Series
2026A, (AMT), (Mandatory Put 7/02/36)
4 .500 07/01/46 1,118,063
7,685,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5 .000 07/01/40 8,808,611
7,740,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5 .000 07/01/39 8,941,112
4,650,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7 .000 05/01/66 4,831,848
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/35 1,032,362
2,235,000 (b) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2023A-2, (Mandatory
Put 5/15/28)
5 .000 01/01/53 2,312,145
4,110,000 (d) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/35 4,593,384
2,750,000 (d) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/36 3,088,246
4,250,000 (d) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/38 4,778,938
6,380,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/35 6,726,483
6,000,000 (e) Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 7,331,714
3,500,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Refunding Series 2022. Forward Delivery
4 .000 06/15/41 3,055,168
1,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .250 12/01/28 1,042,818
13,155,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/32 13,959,428
7,000,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 7,377,511
TOTAL ARIZONA 102,301,524
ARKANSAS - 1.0%
4,000,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 4,045,115
23,050,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026B, (AMT), (Mandatory Put
3/03/36)
4 .250 09/01/46 23,434,873
5,545,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5 .000 09/01/40 5,732,697
TOTAL ARKANSAS 33,212,685
CALIFORNIA - 11.3%
345,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/43 390,120
410,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5 .000 06/01/44 459,882
950,000 Anaheim Housing and Public Improvements Authority,
California, Revenue Bonds, Electric Utility Distribution System
Refunding Series 2025B
5 .000 10/01/40 1,018,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 21,445,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5 .000% 02/01/55 $ 22,862,092
7,035,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026E
5 .000 07/01/35 7,750,358
2,630,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4 .000 02/01/56 1,740,578
5,556,167 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 105,567
5,000,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 5,013,447
4,290,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5 .000 12/01/32 4,703,128
1,670,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/42 1,663,518
485,000 California Health Facilities Financing Authority, Revenue Bonds,
Providence Health & Services, Series 2014B
5 .000 10/01/44 485,336
2,120,000 California Infrastructure and Economic Development Bank,
Lease Revenue Bonds, California State Teachers Retirement
System Headquarters Expansion, Green Bond-Climate Bond
Certified Series 2019
5 .000 08/01/44 2,214,884
2,200,000 (c) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000 06/15/36 2,199,433
1,000,000 California Municipal Finance Authority, Revenue Bonds, Biola
University, Refunding Series 2017
5 .000 10/01/31 1,019,897
550,000 (c) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
6 .000 01/01/55 582,527
14,185,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/42 14,276,361
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Eisenhower Medical Center, Refunding Series 2017A
5 .000 07/01/47 1,002,015
14,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/37 14,322,907
27,110,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/38 27,697,723
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 1,003,586
1,040,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,044,356
1,600,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5 .000 09/01/45 1,745,361
1,350,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5 .000 09/01/46 1,458,235
7,500,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5 .250 09/01/51 8,103,111
10,625,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/42 10,675,316
8,835,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/30 8,874,101
14,225,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 07/01/37 14,250,504
1,450,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/37 1,452,648
415,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/46 401,950
810,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5 .000 11/15/51 751,261
1,805,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6 .375 06/01/59 1,690,014

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000% 07/01/49 $ 1,021,797
2,000,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Alliance for College-Ready Public Schools Projects
Series 2024
5 .000 07/01/59 2,019,046
525,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/54 505,755
1,000,000 (c) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2024A
5 .000 07/01/64 930,404
1,425,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5 .000 08/01/39 1,627,924
600,000 (c) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .250 09/02/61 621,167
5,000,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/47 5,018,284
1,750,000 California Statewide Communities Development Authority,
Student Housing Revenue Bonds, University of California, Irvine
East Campus Apartments, Phase IV-A CHF-Irvine, LLC, Series
2017
5 .000 05/15/50 1,754,006
3,800,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 3,420,351
23,265,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018C, (AMT)
5 .000 05/15/44 23,575,913
3,125,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/40 3,442,699
7,190,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/41 7,883,135
6,250,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/42 6,824,689
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/43 5,439,845
5,625,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/44 6,092,633
6,230,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/45 6,675,434
6,500,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/46 6,941,058
2,610,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/43 2,839,599
2,450,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5 .000 07/01/45 2,625,171
15,295,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .000 05/01/47 16,327,206
6,640,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5 .250 05/01/50 7,122,383
2,800,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
7 .000 11/01/34 3,378,924
2,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 3,094,219
4,460,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
7 .000 11/01/34 5,382,143
1,500,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure S, Series 2025A
5 .000 08/01/50 1,592,609
2,250,000 Newman-Crows Landing Unified School District, Stanislaus
County, California, General Obligation Bonds, 2024 Election
Measure T, Series 2025A
5 .000 08/01/50 2,388,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 400,000 Oakland, California, General Obligation Bonds, Refunding
Series 2025
5 .000% 07/15/39 $ 455,475
775,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5 .000 08/15/41 827,691
1,500,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5 .000 08/15/46 1,568,919
1,600,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5 .000 08/15/56 1,632,418
5,500,000 (f) Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/41 3,159,460
400,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/39 241,362
750,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/40 428,766
1,000,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/43 480,388
1,000,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/44 451,101
1,250,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/45 529,092
3,400,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/48 1,185,850
3,275,000 (f) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0 .000 08/01/50 1,025,379
15,000,000 (e) Rialto Unified School District, San Bernardino County,
California, General Obligation Bonds, 2010 Election Series
2011A - AGM Insured
7 .350 08/01/41 19,527,147
11,750,000 Sacramento City Unified School District, Sacramento County,
California, General Obligation Bonds, Election of 2024
Measure D Series 2025A
5 .000 08/01/50 12,151,930
635,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 637,329
6,500,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/42 6,574,244
3,020,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2017A, (AMT)
5 .000 07/01/47 3,033,396
5,000,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4 .000 10/01/42 4,949,686
4,500,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5 .000 02/01/46 4,782,178
2,100,000 San Joaquin Hills Transportation Corridor Agency, Orange
County, California, Toll Road Revenue Bonds, Refunding Junior
Lien Series 2014B
5 .250 01/15/44 2,101,500
1,000,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5 .000 08/01/47 1,076,395
985,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/47 1,060,249
3,395,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5 .000 08/01/48 3,634,948
275,000 (c) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 280,323
3,945,000 University of California, General Revenue Bonds, Series
2025CD
5 .000 05/15/40 4,462,954
2,480,000 University of California, General Revenue Bonds, Series
2025CD
5 .250 05/15/40 3,000,766
7,810,000 University of California, General Revenue Bonds, Series
2025CD
5 .500 05/15/40 9,181,533

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 4,350,000 University of California, General Revenue Bonds, Series
2025CE
5 .000% 11/15/41 $ 4,933,586
5,000,000 (e) Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5 .750 08/01/31 5,012,250
2,485,000 (f) Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/26 2,479,617
1,405,000 (f) Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/28 1,328,398
2,920,000 (f) Westminster School District, Orange County, California,
General Obligation Bonds, Series 2009-A1 - AGC Insured
0 .000 08/01/29 2,677,215
TOTAL CALIFORNIA 394,375,147
COLORADO - 4.4%
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,031,781
8,500,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 8,651,582
499,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 499,851
2,060,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 2,071,483
1,350,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 1,329,273
575,000 (c),(e) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 586,921
500,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 351,880
1,000,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 1,006,872
9,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 8,999,661
1,780,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/50 1,912,024
2,065,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 2,066,073
3,040,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 3,043,232
6,680,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,115,622
5,300,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4 .375 06/01/36 5,235,382
2,550,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019B-1
4 .000 08/01/39 2,531,644
1,315,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/45 1,374,412
1,750,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 1,750,566
1,000,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5 .000 12/01/39 1,004,723
1,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6 .125 12/15/54 992,687

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 14,675,000 (f) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000% 12/01/33 $ 8,887,588
2,955,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/28 2,976,102
5,005,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/33 5,033,951
20,000 (f) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/29 18,361
395,000 (f) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 351,537
20,000 (f) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 16,638
25,000 (f) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 20,049
9,890,000 (f) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 9,591,986
1,365,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 1,364,891
845,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 859,441
2,900,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 2,990,556
2,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 2,000,558
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 1,010,141
1,705,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .250 12/01/41 1,724,624
1,000,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .750 12/01/46 1,014,068
20,250,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 18,127,476
4,250,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 4,257,315
440,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5 .125 12/15/42 440,513
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 532,640
2,417,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 2,417,102
1,000,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .000 12/01/35 1,019,865
1,415,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 1,473,533
3,080,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 3,713,850
2,380,000 (c) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 2,366,970

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,555,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125% 12/01/54 $ 3,612,512
2,600,000 (f) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 1,699,645
3,157,711 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,182,562
500,000 (c) Settler's Crossing Metropolitan District 1, Lakewood, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/40 503,439
1,000,000 (c),(e) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 753,263
1,500,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 1,539,804
2,621,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3 .250 12/15/50 2,304,880
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 501,422
2,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 2,004,039
5,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 4,926,575
7,740,000 (c),(e) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 5,232,598
2,200,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 2,241,697
3,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 2,307,648
TOTAL COLORADO 154,575,508
CONNECTICUT - 0.5%
2,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/36 2,504,387
5,630,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/38 5,573,502
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2016CT
5 .000 12/01/41 5,007,674
2,500,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/36 2,570,797
2,550,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2020A - BAM
Insured
4 .000 05/01/39 2,587,799
TOTAL CONNECTICUT 18,244,159
DELAWARE - 0.6%
12,395,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4 .000 10/01/45 12,545,408
8,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5 .000 06/01/43 8,600,832
970,000 (h) Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B, (UB)
4 .600 07/01/44 982,962
TOTAL DELAWARE 22,129,202

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA - 0.7%
$ 1,320,000 District of Columbia, General Obligation Bonds, Series 2026A 5 .000% 06/01/42 $ 1,484,077
5,170,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4 .000 03/01/37 5,217,073
7,180,000 District of Columbia, Washington, D.C., Revenue Bonds, Latin
American Montessori Bilingual Public Charter School, Series
2020
5 .000 06/01/50 6,715,117
1,500,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/37 1,508,952
2,890,000 (h) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 2,524,543
3,745,000 (f) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/31 3,149,334
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
4 .000 07/15/45 4,922,268
TOTAL DISTRICT OF COLUMBIA 25,521,364
FLORIDA - 6.8%
1,450,000 Atlantic Beach, Florida, Healthcare Facilities Revenue
Refunding Bonds, Fleet Landing Project, Series 2013A
5 .000 11/15/28 1,451,550
610,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5 .300 05/01/45 623,991
325,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 325,328
8,605,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019A
5 .000 09/01/44 8,903,138
3,520,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
4 .000 09/01/38 3,536,487
245,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/40 243,924
7,910,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 7,311,350
3,470,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/55 3,139,533
1,500,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
4 .750 07/01/40 1,152,700
1,380,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, The Gardens Apartments Project, Series 2015A
5 .000 07/01/50 1,035,801
565,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/39 557,402
610,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5 .000 06/15/49 566,835
2,290,000 (c) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 2,303,304
1,255,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 1,276,127
1,500,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 1,500,826
5,820,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4 .500 07/01/32 5,839,622
20,050,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 2,754,264

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,100,000 (h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .000% 07/01/44 $ 6,045,708
8,230,000 (h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 8,159,680
25,125,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 16,331,250
1,270,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,286,692
6,500,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/43 7,223,347
7,095,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5 .000 07/01/45 7,742,066
1,650,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/34 1,769,006
3,750,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .250 11/01/35 3,995,991
1,330,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/37 1,429,355
1,040,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/37 1,028,649
1,085,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/38 1,060,816
1,650,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/39 1,595,928
2,170,000 Jacksonville, Florida, Health Care Facilities Revenue Bonds,
Brooks Rehabilitation, Series 2020
4 .000 11/01/40 2,074,865
250,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 250,146
690,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 690,512
1,375,000 (c) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 1,375,320
2,375,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/42 2,572,064
5,025,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/43 5,419,071
2,205,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5 .000 02/01/44 2,361,140
6,275,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5 .500 01/01/49 6,799,757
12,195,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2015A - BAM Insured, (AMT)
5 .000 10/01/38 12,221,989
2,870,000 (f) Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0 .000 10/01/37 1,897,608
6,755,000 (f) Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009
0 .000 10/01/42 3,473,668
10,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/45 10,674,546
280,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4 .750 05/01/31 283,540

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 245,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625% 05/01/44 $ 252,732
565,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 575,496
1,950,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/41 2,206,478
2,400,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/42 2,702,333
2,460,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/43 2,757,474
1,935,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/44 2,152,669
3,000,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5 .250 11/01/45 3,305,672
1,700,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5 .500 05/15/51 1,739,867
5,095,000 Putnam County Development Authority, Florida, Pollution
Control Revenue Bonds, Seminole Electric Cooperatice, Inc.
Project, Refunding Series 2018B
5 .000 03/15/42 5,181,072
5,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5 .000 07/01/41 5,129,118
1,685,000 School Board of Lee County, Florida, Certificates of
Participation, Series 2023A
5 .000 08/01/38 1,850,984
4,500,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .250 11/15/39 4,516,870
1,015,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .500 11/15/49 976,691
2,610,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4 .000 05/01/44 2,422,908
4,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4 .000 08/15/42 4,450,859
18,525,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
5 .000 08/15/42 18,810,574
2,965,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/42 3,021,494
2,030,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/37 2,249,246
1,200,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/39 1,317,202
2,215,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .000 03/01/40 2,419,636
1,000,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/41 1,106,227
2,250,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5 .250 03/01/42 2,477,540
2,635,000 (c) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
4 .000 05/01/40 2,593,361
13,000,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 13,001,938
TOTAL FLORIDA 237,503,337

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 1.9%
$ 3,785,000 (e) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500% 12/15/48 $ 3,496,799
1,650,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 1,699,288
2,500,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,125,000
1,000,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 450,000
5,365,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Series 2022C
5 .000 07/01/40 5,823,207
605,000 Columbia County School District, Georgia, General Obligation
Bonds, Series 2026
5 .000 10/01/38 693,437
4,835,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 4,994,606
8,500,000 (c) Fulton County Development Authority, Georgia, Student
Housing Revenue Bonds, Madrone - MS Student Housing I LLC
Project, Series 2026A-1
5 .750 07/01/66 8,567,539
5,500,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4 .000 04/01/42 5,365,467
1,000,000 Main Street Natural Gas Inc., Georgia, Gas Project Revenue
Bonds, Series 2007A
5 .500 09/15/28 1,050,310
17,600,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 17,672,424
5,970,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2026A
5 .000 04/01/36 6,769,637
4,500,000 Savannah Hospital Authority, Georgia, Revenue Bonds, Saint
Joseph's/Candler Health System, Inc., Anticipation Certificate
Series 2019A
4 .000 07/01/39 4,403,277
615,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/40 660,354
2,735,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .000 06/01/50 2,765,091
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 1,027,779
TOTAL GEORGIA 66,564,215
GUAM - 0.2%
1,250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/37 1,377,243
1,000,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/39 1,089,954
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/40 813,612
1,055,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .250 07/01/41 1,142,292
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2025A
5 .500 07/01/45 1,083,758
TOTAL GUAM 5,506,859
HAWAII - 0.0%
1,400,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,429,962
TOTAL HAWAII 1,429,962

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO - 0.5%
$ 303,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875% 09/01/53 $ 311,396
1,000,000 (c) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 1,007,770
1,475,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 1,476,564
4,000,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Health Group, Series 2019
4 .000 12/01/43 3,863,856
4,200,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/36 4,334,729
1,290,000 Idaho Housing and Finance Association, Grant and Revenue
Anticipation Bonds, Federal Highway Trust Funds, Series 2021A
4 .000 07/15/38 1,305,232
2,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Idaho Arts Charter School, Inc. Project,
Refunding Series 2016A
5 .000 12/01/38 2,000,930
2,500,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, The College of Idaho Project, Series 2023
5 .625 11/01/43 2,567,740
TOTAL IDAHO 16,868,217
ILLINOIS - 9.3%
6,350,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/41 6,981,657
2,750,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/41 3,023,552
4,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5 .000 12/01/42 5,409,858
2,410,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/42 2,633,890
1,375,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/44 1,485,343
1,550,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/45 1,658,851
325,000 (h) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/46 344,740
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/45 1,285,752
2,220,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
4 .000 12/01/50 2,018,339
7,215,000 (h) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 7,267,745
1,190,000 (h) Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C, (UB)
5 .000 01/01/38 1,190,012
6,000,000 (h) Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A, (UB)
5 .000 01/01/30 6,209,177
3,210,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/31 3,444,977
1,310,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/33 1,429,882
450,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5 .000 11/01/37 486,031
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4 .125 05/15/47 4,813,195
5,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 4,875
700,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/42 679,604
220,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 226,586
855,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 885,006
760,000 (c) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .125 10/01/50 777,807

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 12,295,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5 .000% 08/15/47 $ 12,625,344
10,715,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 10,717,569
1,965,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/40 2,122,943
1,720,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/41 1,862,955
14,715,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago Medical Center, Series 2016B
4 .000 08/15/41 14,621,576
8,725,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5 .000 10/01/48 8,808,740
450,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2024A
5 .250 04/01/49 475,772
3,190,000 (h) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4 .700 10/01/44 3,230,441
5,745,000 (h) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4 .800 10/01/46 5,845,429
7,335,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 7,493,181
10,105,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/47 10,354,269
4,725,000 Illinois State, General Obligation Bonds, December Series
2023C
5 .000 12/01/48 4,822,078
3,725,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 3,725,092
10,000,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,571,565
4,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/43 4,300,688
2,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/44 2,134,564
1,575,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/45 1,667,614
1,600,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/47 1,673,715
2,760,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/49 2,862,163
11,625,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 11,969,450
3,000,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 3,090,450
2,000,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018A
5 .000 10/01/28 2,096,482
27,690,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/37 30,267,393
6,570,000 Illinois State, General Obligation Bonds, September Series
2025D
5 .000 09/01/39 7,115,592
10,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/44 10,497,230
6,010,000 Illinois State, General Obligation Bonds, September Series
2025E
5 .000 09/01/45 6,260,447
14,185,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/46 14,923,279
13,140,000 Illinois State, General Obligation Bonds, September Series
2025F
5 .250 09/01/48 13,660,729
4,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation December Series 2025C
5 .000 06/15/41 4,350,054
3,025,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation June Series 2026A
5 .000 06/15/43 3,293,901
20,120,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5 .000 01/01/46 21,657,896
1,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/42 1,464,151
6,500,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 2,878,093
10,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 7,116,413

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 23,065,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000% 06/15/37 $ 15,206,208
10,000,000 (f) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 5,602,552
1,837,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/34 1,839,109
1,565,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2001A - FGIC Insured
6 .000 07/01/27 1,590,707
TOTAL ILLINOIS 327,052,713
INDIANA - 2.6%
2,000,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 1,834,865
3,150,000 IIndiana Finance Authority, Hospital Revenue Bonds, Parkview
Health, Series 2018A
5 .000 11/01/43 3,221,770
825,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 789,056
5,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rose Hulman Institute Of Technology Project, Series
2018
4 .000 06/01/44 4,837,911
1,640,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/39 1,513,151
2,745,000 (c) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 2,211,904
3,200,000 Indiana Finance Authority, Health System Revenue Bonds,
Community Health Network, Series 2026A
5 .500 05/01/51 3,442,248
4,350,000 Indiana Finance Authority, Health System Revenue Bonds,
Community Health Network, Series 2026A
5 .500 05/01/54 4,649,663
4,905,000 Indiana Finance Authority, Health System Revenue Bonds,
Parkview Health, Series 2026A
5 .000 11/01/44 5,321,413
5,160,000 Indiana Finance Authority, Health System Revenue Bonds,
Parkview Health, Series 2026A
5 .000 11/01/45 5,539,534
3,325,000 Indiana Finance Authority, Health System Revenue Bonds,
Parkview Health, Series 2026A
5 .000 11/01/46 3,534,118
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/32 887,563
780,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/33 871,802
800,000 Indiana Finance Authority, Revenue Bonds, First Lien Thermal
Energy System Utility, Citizens Energy Group Project, Series
2025A
5 .000 10/01/34 900,901
10,325,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/41 10,361,543
4,880,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, First Lien Green Series 2016A
5 .000 10/01/46 4,890,891
3,385,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .750 03/01/43 3,623,103
8,495,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 8,884,763
1,815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 1,907,899
3,080,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/53 3,196,418
3,225,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .000 03/01/58 3,330,871

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1 - BAM Insured
5 .250% 03/01/67 $ 3,125,544
4,680,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A,
(AMT), (Mandatory Put 6/10/33)
4 .000 12/01/44 4,772,046
8,435,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 8,759,675
TOTAL INDIANA 92,408,652
IOWA - 1.0%
2,000,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 2,000,683
25,575,000 (b),(i) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 28,934,159
200,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 208,897
245,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/44 250,204
3,395,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/49 3,333,499
TOTAL IOWA 34,727,442
KANSAS - 1.8%
1,500,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/36 1,443,666
1,320,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/41 1,199,590
8,505,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/39 9,737,345
15,280,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/42 17,233,439
15,735,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/43 17,690,680
11,860,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5 .000 05/01/45 13,126,520
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,272,078
2,000,000 (c) Wichita, Kansas, Sales Tax Special Obligation Revenue Bonds,
K-96 Greenwich Project -Phase III, Series 2026A
4 .125 09/01/33 2,010,095
TOTAL KANSAS 63,713,413
KENTUCKY - 1.9%
6,675,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2 .125 10/01/34 5,677,861
3,945,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5 .250 10/31/51 4,175,907
2,715,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5 .500 10/31/56 2,919,748
5,000,000 Kentucky Bond Development Corporation, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Bowling
Green, LLC., Western Kentucky University Project, Series 2026A
5 .250 07/01/51 5,249,603
2,545,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000 09/01/43 2,587,985

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 2,600,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000% 09/01/48 $ 2,613,868
6,565,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 6,623,518
8,500,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 8,702,791
640,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/26 640,000
2,100,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/33 2,102,530
5,655,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 5,660,427
6,455,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/44 7,072,554
3,100,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 3,371,922
3,885,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/30 3,902,102
1,850,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare Inc, Series
2016A
5 .000 10/01/31 1,857,681
5,415,000 Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2020A - BAM Insured
3 .000 10/01/43 4,572,151
TOTAL KENTUCKY 67,730,648
LOUISIANA - 0.1%
1,600,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,640,428
300,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .500 12/01/51 318,292
1,100,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 931,001
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 542,493
TOTAL LOUISIANA 3,432,214
MAINE - 0.4%
4,690,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 4,500,389
4,970,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4 .000 07/01/45 4,743,809
1,420,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 1,021,891
3,195,000 (h) Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026B, (UB)
4 .800 11/15/46 3,251,362
TOTAL MAINE 13,517,451
MARYLAND - 0.9%
10,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 10,029,718
665,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 674,032
12,450,000 (h) Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B, (UB)
4 .700 09/01/46 12,475,937

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 5,780,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5 .000% 08/15/56 $ 6,460,385
1,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5 .000 08/15/41 1,221,398
1,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5 .000 08/15/42 1,214,476
TOTAL MARYLAND 32,075,946
MASSACHUSETTS - 2.5%
7,600,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2024A
5 .000 07/01/46 8,207,123
3,613,640 (c),(g) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6 .750 10/15/37 36
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5 .000 07/01/44 1,000,288
1,200,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/35 1,200,606
5,590,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
5 .000 07/01/37 5,592,401
3,500,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2023G
5 .250 07/01/48 3,545,446
4,425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center, Green Series 2017F
4 .000 07/01/47 3,910,965
5,285,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/37 5,421,097
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/38 5,123,545
5,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/43 5,093,728
10,150,000 (h) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5 .500 12/01/56 10,916,561
1,340,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026R
5 .000 12/01/44 1,428,249
1,640,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026R
5 .000 12/01/45 1,731,389
2,250,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026R
5 .000 12/01/46 2,353,804
1,735,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5 .000 07/01/35 1,924,843
16,140,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
5 .250 07/01/50 16,734,443
4,785,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
5 .000 07/01/39 4,817,762
2,740,000 (h) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253, (UB)
4 .750 12/01/46 2,769,500
1,235,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5 .000 12/01/45 1,355,017
3,000,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2018D
4 .000 05/01/40 3,001,314
TOTAL MASSACHUSETTS 86,128,117
MICHIGAN - 3.1%
2,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2026B
5 .000 07/01/35 2,292,971
15,320,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2026B
5 .000 07/01/36 17,667,700
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5 .500 07/01/50 1,463,639
12,240,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5 .000 07/01/48 12,461,772
2,285,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5 .500 07/01/50 2,486,554

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,105,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2023B
5 .250% 07/01/48 $ 3,329,870
2,890,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5 .250 07/01/50 3,104,494
10,945,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5 .000 05/01/44 12,093,188
11,635,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5 .000 05/01/45 12,736,783
1,260,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/38 1,403,114
1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/39 1,109,530
1,090,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/40 1,205,217
1,800,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/43 1,966,900
1,400,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/44 1,521,889
2,360,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/43 2,543,728
2,545,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5 .000 08/15/44 2,729,080
10,000,000 (h) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025C, (UB)
5 .050 06/01/51 10,236,345
1,115,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A
4 .100 12/01/39 1,110,854
1,250,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,250,873
4,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 12/31/43 4,044,390
325,000 (c) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
5 .500 10/01/53 331,820
1,205,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/42 1,332,572
1,250,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/43 1,377,996
1,150,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/44 1,255,777
785,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/45 847,975
1,345,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5 .000 05/01/46 1,441,950
1,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .000 12/01/33 1,718,620
1,690,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/41 1,873,056
1,365,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5 .500 12/01/43 1,501,214
TOTAL MICHIGAN 108,439,871

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.6%
$ 150,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000% 07/01/36 $ 144,095
270,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
5 .000 07/01/47 229,948
2,805,000 (c) Dakota County Community Development Agency, Minnesota,
Senior Housing Revenue Bonds, Walker Highview Hills LLC
Project, Refunding Series 2016A
5 .000 08/01/46 2,759,277
3,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 2,765,419
3,295,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/41 3,105,901
11,160,000 Forest Lake, Minnesota Charter School Lease Revenue Bonds,
North Lakes Academy, Refunding Series 2021A
5 .000 07/01/56 9,499,682
7,860,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5 .000 03/01/41 8,861,294
4,345,000 Minnesota State, General Obligation Bonds, Various Purpose
Series 2024A
5 .000 08/01/44 4,775,832
235,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Nova Classical
Academy, Series 2016A
4 .125 09/01/47 207,361
1,580,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,579,953
16,825,000 (c) Saint Paul Port Authority, Minnesota, Solid Waste Disposal
Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series
2012-7, (AMT)
4 .500 10/01/37 16,541,077
725,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 708,416
3,305,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5 .500 06/01/55 3,152,304
TOTAL MINNESOTA 54,330,559
MISSISSIPPI - 0.3%
4,500,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/48 4,921,473
6,200,000 Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured
6 .000 09/01/53 6,708,683
TOTAL MISSISSIPPI 11,630,156
MISSOURI - 1.4%
3,185,000 Bi-State Development Agency, Missouri, Bi-State MetroLink
District, St Clair County Metrolink Extension Project Bonds,
Refunding Series 2006 - AGM Insured
5 .250 07/01/27 3,269,132
2,500,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 2,550,135
2,000,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Children's Mercy Hospital, Series 2016
4 .000 05/15/39 2,000,051
15,100,000 Missouri Joint Municipal Electric Utility Commission, Power
Project Revenue Bonds, Plum Point Project, Refunding Series
2015A
4 .000 01/01/35 15,104,572
5,000,000 (f) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/31 4,222,275
7,000,000 (f) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/32 5,684,162
6,250,000 (f) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/33 4,870,787

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 7,000,000 (f) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000% 07/15/34 $ 5,221,901
6,000,000 (f) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/35 4,286,968
2,000,000 (f) Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Series 2010A - AGC
Insured
0 .000 07/15/36 1,365,038
1,288,000 Saint Louis, Missouri, Tax Increment Financing Revenue Bonds,
Fashion Square Redevelopment Project, Series 2008A
6 .300 08/22/26 270,480
1,224,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 428,400
TOTAL MISSOURI 49,273,901
MONTANA - 0.1%
1,910,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 1,948,013
TOTAL MONTANA 1,948,013
NEBRASKA - 1.6%
38,040,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5 .000 07/01/46 40,064,672
14,365,000 (h) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Taxable Series 2026D, (UB)
4 .700 09/01/46 14,433,706
TOTAL NEBRASKA 54,498,378
NEVADA - 1.4%
1,150,000 Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe
Regional Healthcare Project, Series 2017A
5 .000 09/01/47 1,151,545
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/38 1,135,634
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/39 1,129,326
9,975,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/42 11,051,006
6,400,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5 .000 06/15/43 7,056,692
4,359,392 (c),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 44
12,040,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/40 13,628,211
13,585,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5 .000 05/01/41 15,276,469
TOTAL NEVADA 50,428,927
NEW HAMPSHIRE - 1.0%
4,337,072 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3 .875 01/20/38 4,210,978
4,340,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 3,968,887
10,265,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 10,264,686
2,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5 .250 12/01/35 2,499,821
1,700,000 (f) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue
Sky Project Cal
0 .000 12/15/41 645,592

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 1,550,000 (c),(f) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, The Astro Sunterra Projects, Waller
County, Texas Municipal Utility Districts, Series 2026.
0 .000% 12/15/34 $ 903,759
12,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 11,291,704
TOTAL NEW HAMPSHIRE 33,785,427
NEW JERSEY - 3.3%
9,090,000 (i) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26)
5 .500 06/15/29 9,209,287
1,955,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 1,958,164
1,000,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/37 1,100,607
1,825,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A
5 .000 09/01/39 1,993,307
1,250,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/38 1,170,830
4,110,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
- BAM Insured
3 .000 07/01/41 3,719,398
8,825,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2026A
5 .250 07/01/37 10,443,661
9,845,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2026A
5 .250 07/01/38 11,662,920
12,145,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/40 6,852,682
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Forward Delivery Series 2022A
4 .000 06/15/39 20,069,528
10,500,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/37 6,839,815
3,000,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0 .000 12/15/38 1,863,723
32,400,000 (f) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 19,198,879
4,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 4,504,417
3,955,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5 .250 06/15/43 4,099,750
4,000,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (Pre-refunded 12/15/28)
5 .000 06/15/50 4,244,704
2,890,000 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5 .000 01/01/33 3,194,876
2,890,000 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5 .000 01/01/34 3,221,341
TOTAL NEW JERSEY 115,347,889
NEW YORK - 5.1%
1,835,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 1,908,647
2,710,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Catholic Health
System, Inc. Project, Series 2015
5 .250 07/01/35 2,710,169
250,000 Buffalo and Erie County Industrial Land Development
Corporation, New York, Revenue Bonds, Charter School for
Applied Technologies, Series 2017A
5 .000 06/01/35 252,637
1,790,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 1,769,513
4,800,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 4,325,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,200,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000% 06/01/40 $ 1,155,981
3,035,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 2,543,608
8,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/40 8,154,844
100,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/34 98,600
300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/36 291,048
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/38 196,168
900,000 Dormitory Authority of the State of New York, Revenue Bonds,
School Districts Financing Program, Series 2025A
5 .000 10/01/40 996,466
1,310,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .250 10/01/49 1,365,954
8,535,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
4 .000 07/01/41 8,100,683
205,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4 .760 02/01/27 205,096
1,255,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 1,248,281
1,365,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 1,366,719
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 996,966
385,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 375,369
885,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 784,136
1,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,249,575
11,000,000 (h) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 11,249,151
5,100,000 (h) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026E-1-A, (UB)
4 .750 11/01/46 5,148,621
1,600,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024A-1
4 .550 11/01/44 1,613,039
750,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 773,130
655,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 666,292
3,000,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 1,860,000
1,000,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 620,000

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,875,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5 .000% 12/01/35 $ 3,263,588
1,615,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026A
5 .000 11/15/44 1,786,427
1,090,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026A
5 .000 11/15/45 1,196,464
1,220,000 (d) New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026B
5 .000 11/15/46 1,312,407
4,590,000 (h) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 258, (UB)
4 .450 10/01/44 4,623,436
1,070,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5 .000 01/01/43 1,198,763
7,200,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4 .000 03/15/40 7,123,898
8,120,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/36 8,120,196
25,925,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/41 25,935,606
3,210,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 3,210,200
8,045,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 8,044,579
2,520,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 2,636,533
9,275,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .375 08/01/36 9,682,417
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4 .000 12/01/41 1,085,114
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/32 10,239,961
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5 .000 10/01/40 4,119,974
6,200,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 6,927,142
10,965,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 11,720,874
5,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 4,833,558
TOTAL NEW YORK 179,087,355
NORTH CAROLINA - 0.0%
1,000,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4 .000 09/01/46 900,934
TOTAL NORTH CAROLINA 900,934

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA - 0.4%
$ 1,605,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2026B - BAM Insured
4 .900% 05/01/51 $ 1,606,645
10,770,000 (h) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .550 07/01/44 10,830,108
2,500,000 North Dakota Public Finance Authority, State Revolving Fund
Program Revenue Bonds, Series 2024A
5 .000 10/01/42 2,777,910
TOTAL NORTH DAKOTA 15,214,663
OHIO - 0.9%
5,195,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Bon
Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/40 5,104,815
15,000,000 (f) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 1,019,011
1,860,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 1,459,083
3,770,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 3,772,552
2,625,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/41 2,839,348
1,500,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/42 1,614,836
1,475,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 1,518,374
5,000,000 (c) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 4,688,059
650,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Grove City Project, Series 2026A
6 .125 01/01/46 668,689
940,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .350 09/01/44 959,436
3,750,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015 - AGM
Insured, (AMT)
5 .000 12/31/39 3,750,921
500,000 (c) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5 .625 03/01/46 507,873
3,080,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5 .250 06/01/45 3,359,897
TOTAL OHIO 31,262,894
OKLAHOMA - 0.3%
1,470,000 Oklahoma City Airport Trust, Oklahoma, Revenue Bonds,
Junior Lien Thirty-Third Series 2018, (AMT)
5 .000 07/01/47 1,478,569
8,550,000 Oklahoma County, Oklahoma, Finance Authority, Educational
Facilities Lease Revenue Bonds, Choctaw-Nicoma Park Public
Schools Project, Series 2023
5 .000 09/01/41 9,103,066
TOTAL OKLAHOMA 10,581,635
OREGON - 1.2%
2,910,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5 .250 08/01/54 2,966,098
10,000,000 (f) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2022A
0 .000 06/15/48 3,475,193
16,260,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5 .000 06/15/40 18,440,064
7,515,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5 .000 06/15/42 8,425,433
175,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Refunding Series 2010A,
(AMT)
5 .150 07/01/42 177,088
965,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/37 1,107,125

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,030,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000% 11/15/38 $ 1,175,222
395,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5 .000 11/15/39 448,341
4,100,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 4,100,630
8,505,000 (f) Washington County School District 13, Oregon, General
Obligation Bonds, Series 2024A
0 .000 06/15/51 2,503,588
TOTAL OREGON 42,818,782
PENNSYLVANIA - 5.8%
315,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750 08/01/42 315,346
2,155,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4 .000 07/15/37 2,155,795
8,775,000 Bucks County Industrial Development Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2021 - AGM Insured
3 .000 08/15/53 6,276,963
4,860,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 4,164,618
6,300,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
4 .000 12/01/51 5,613,369
520,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 520,316
9,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5 .000 02/15/39 9,090,113
1,200,000 Lancaster Municipal Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Garden Spot Village Project Series
2024A
5 .000 05/01/44 1,242,418
4,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/36 4,005,855
5,445,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
5 .000 09/01/43 5,546,396
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019
4 .000 09/01/37 2,000,675
8,750,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health
Network Project, Series 2016A
4 .000 08/15/34 8,753,598
2,410,000 (c),(g),(j) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 241
2,410,000 (c),(g),(j) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 241
1,650,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 1,651,660
1,000,000 (b) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5 .250 12/01/37 1,001,124
5,000,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/40 5,403,569
3,750,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 3,751,400

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 4,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4 .000% 11/15/42 $ 3,843,322
3,865,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/37 2,816,061
7,130,000 (b),(h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5 .450 04/01/51 6,633,573
4,545,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4 .750 10/01/49 4,600,059
4,545,000 (h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4 .800 10/01/55 4,553,490
27,000,000 (d),(h) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2026-153A, (UB)
4 .900 10/01/50 27,223,471
14,880,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/39 16,961,483
4,345,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5 .000 04/01/40 4,934,243
4,325,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/38 4,885,462
5,745,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5 .000 12/01/40 6,438,474
3,060,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2020B
5 .000 12/01/45 3,206,960
1,870,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/38 2,112,327
2,540,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/43 2,817,514
1,930,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/44 2,128,872
1,320,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5 .000 12/01/45 1,445,897
25,430,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 25,807,539
1,500,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A
3 .000 12/01/42 1,289,279
2,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/36 2,584,689
2,250,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5 .000 05/01/37 2,322,793
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
4 .000 05/01/42 583,204
2,230,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 2,127,235
2,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/29 2,023,696
7,450,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/30 7,538,621
1,000,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5 .000 07/01/31 1,010,188
2,595,000 The Hospitals and Higher Education Facilities Authority of
Philadelphia, Pennsylvania, Hospital Revenue Bonds Temple
University Health System Obligated Group Series of 2017
5 .000 07/01/33 2,616,626
TOTAL PENNSYLVANIA 203,998,775

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 2.3%
$ 2,000,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000% 07/01/42 $ 1,948,031
7,164,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 7,189,291
10,000,000 (f) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 3,738,196
168,500,000 (f) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 45,804,366
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 1,003,340
14,500,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 14,561,181
5,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,874,319
TOTAL PUERTO RICO 79,118,724
SOUTH CAROLINA - 0.3%
1,485,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/48 1,603,177
1,660,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/49 1,786,857
3,650,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/50 3,915,357
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5 .000 11/01/43 2,554,345
TOTAL SOUTH CAROLINA 9,859,736
SOUTH DAKOTA - 0.0%
510,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Sanford Health, Series 2015
5 .000 11/01/45 510,873
TOTAL SOUTH DAKOTA 510,873
TENNESSEE - 2.9%
2,500,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .625 06/01/35 2,216,856
4,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/49 4,218,940
510,000 DeKalb Utility District, DeKalb County, Tennessee, Waterworks
Revenue Bonds, Refunding Series 2017
3 .500 04/01/42 454,561
4,200,000 Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A
5 .000 07/01/36 4,306,172
145,000 (i) Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A, (Pre-
refunded 10/01/28)
5 .000 04/01/41 152,574
2,740,000 Jackson, Tennessee, Hospital Revenue Bonds, Jackson-
Madison County General Hospital Project, Series 2018A
5 .000 04/01/41 2,779,187
6,540,000 (i) Johnson City Health and Educational Facilities Board,
Tennessee, Hospital Revenue Refunding and Improvement
Bonds, Johnson City Medical Center, Series 1998C - NPFG
Insured, (ETM)
5 .250 07/01/28 6,726,875
2,000,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
4 .000 04/01/36 1,883,249
310,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 311,643
2,955,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000 01/01/36 2,977,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 14,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5 .000% 01/01/42 $ 14,075,376
100,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 96,273
2,930,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/38 3,236,679
2,500,000 Metropolitan Government of Nashville and Davidson County
Sports Authority, Tennessee, Revenue Bonds, Stadium Project,
Subordinate Senior Series 2023A - AGM Insured
5 .000 07/01/39 2,749,560
1,320,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/42 1,399,457
2,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5 .000 05/01/43 2,113,940
515,000 (c) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 490,124
385,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2017A
5 .000 07/01/48 386,908
4,180,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2026B
5 .000 07/01/37 4,704,041
11,625,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5 .000 07/01/33 12,927,521
5,000,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026B
5 .000 01/01/39 5,700,772
240,000 (c) Nashville Metropolitan Development and Housing Agency,
Tennessee, Tax increment Bonds, Fifth & Broadway
Development Project, Series 2018
4 .500 06/01/28 243,124
4,060,000 Shelby County Health Educational and Housing Facility Board,
Tennessee, Health Care Revenue Bonds, Baptist Memorial
Healthcare, Refunding Series 2026B
5 .000 09/01/44 4,361,864
10,000,000 Shelby County Health Educational and Housing Facility Board,
Tennessee, Health Care Revenue Bonds, Baptist Memorial
Healthcare, Refunding Series 2026B
5 .000 09/01/45 10,626,843
6,500,000 Shelby County Health Educational and Housing Facility Board,
Tennessee, Health Care Revenue Bonds, Baptist Memorial
Healthcare, Refunding Series 2026B
5 .000 09/01/46 6,853,900
2,100,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,106,480
3,135,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006C
5 .000 02/01/27 3,161,088
500,000 West Knox Utility District of Knox County, Tennessee, Water
and Sewer Revenue Bonds, Refunding & Improvement Series
2016
5 .000 06/01/41 500,380
TOTAL TENNESSEE 101,761,695
TEXAS - 6.5%
2,250,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/42 2,497,403
1,310,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5 .000 09/01/44 1,441,695
3,850,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4 .000 08/15/44 3,815,689
400,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 402,900

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,700,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625% 09/01/45 $ 1,748,068
3,600,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,717,170
5,050,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2014A
4 .250 12/01/34 5,050,820
300,000 (c) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 301,116
1,595,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/39 1,791,813
1,675,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/40 1,872,629
1,760,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/41 1,953,404
1,710,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5 .000 02/15/42 1,889,952
1,135,000 (d) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5 .000 03/01/43 1,229,076
1,210,000 (d) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5 .000 03/01/44 1,299,740
1,105,000 (d) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5 .000 03/01/45 1,178,599
1,095,000 (d) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5 .000 03/01/46 1,156,880
700,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 725,843
2,265,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/38 2,529,539
2,175,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/39 2,414,421
1,555,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5 .000 08/15/41 1,707,362
2,970,000 Elgin, Bastrop and Travis Counties, Texas, Certificates of
Participation, Combination Tax Tax Increment Reinvestment
Zone 1, Subordinate Lien Series 2021A - BAM Insured
4 .000 07/15/40 2,978,922
5,805,000 (f) Forney Independent School District, Kaufman County, Texas,
General Obligation Bonds, School Building Series 2024A -
BAM Insured
0 .000 08/15/44 2,595,633
2,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 2,000,560
6,575,000 FW Skyline Public Facility Corp Residential Development,
Texas, Revenue Bonds, Skyline Prairie Homes Project Series
2026
4 .250 04/01/39 6,585,540
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/33 873,359
1,185,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .000 08/01/35 1,273,686
1,000,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/37 1,081,349
795,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
5 .250 08/01/38 856,158
700,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/37 820,805
445,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .500 02/15/38 518,811
1,775,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/15/39 1,992,610

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 10,000,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250% 06/01/49 $ 10,057,204
1,310,000 Gregory-Portland Independent School District, San Patricio
County, Texas, General Obligation Bonds, School Building
Series 2025
5 .000 02/15/39 1,452,382
8,585,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/33 8,252,414
11,575,000 Harris County Hospital District, Texas, General Obligation
Bonds, Refunding & Limited Tax Series 2026
5 .000 02/15/51 12,200,420
5,695,000 Harris County Hospital District, Texas, General Obligation
Bonds, Refunding & Limited Tax Series 2026
5 .250 02/15/56 6,046,184
9,385,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Catering Operations Facility Project,
Series 2026, (AMT)
5 .500 07/15/35 10,150,911
4,700,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Ground Services Equipment Facility
Project, Series 2026, (AMT)
5 .500 07/15/36 5,103,955
2,255,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 2,448,404
1,340,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/37 1,450,806
1,150,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 1,234,853
1,220,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/39 1,304,224
10,385,000 (f) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
0 .000 09/01/49 3,302,013
5,975,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5 .250 09/01/51 6,361,434
1,360,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 1,363,123
1,280,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/35 1,283,170
2,535,000 Love Field Airport Modernization Corporation, Texas, Special
Facilities Revenue Bonds, Southwest Airlines Company - Love
Field Modernization Program Project, Series 2012, (AMT)
5 .000 11/01/28 2,539,649
665,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 578,400
760,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500 01/01/43 760,556
6,625,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 6,625,746
10,000,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 9,744,428
10,880,000 (e),(i) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 12,909,428

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,780,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2025A
5 .000% 01/01/39 $ 7,570,235
2,000,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/43 2,162,767
1,500,000 Pflugerville, Travis and Williamson Counties, Texas, Certificates
of Obligation, Combination Tax and Revenue Limited Series
2023
5 .000 08/01/44 1,613,025
1,000,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .125 09/15/45 1,063,212
620,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 646,638
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 984,033
555,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5 .125 09/01/44 564,017
410,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/29 410,102
1,805,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .000 02/01/34 1,804,936
385,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 384,989
645,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 660,731
500,000 San Antonio Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5 .000 08/15/39 561,241
3,000,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 3,005,342
3,830,000 (h) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, PAC Series 2026B, (UB)
4 .700 07/01/46 3,837,241
4,005,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 3,957,757
1,680,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/37 1,669,296
1,750,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,732,471
1,300,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/39 1,277,189
1,500,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/39 1,467,801
3,690,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/40 3,607,320
18,000,000 (h) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025, (UB)
4 .750 10/15/55 18,224,042
5,000,000 Waco, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2024A
5 .000 02/01/49 5,252,584
TOTAL TEXAS 227,928,225

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 1.8%
$ 500,000 (c) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625% 12/01/54 $ 509,090
1,948,630 (c) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 1,998,749
1,921,659 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5 .500 12/01/40 1,960,287
1,933,333 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .000 12/01/45 1,985,140
7,257,085 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6 .250 12/01/54 7,382,922
1,100,000 (c) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
5 .375 12/01/36 1,124,321
3,715,000 (c) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 3,798,932
5,205,000 (c) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .200 06/01/54 5,217,769
1,000,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .500 06/15/39 1,036,368
3,500,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/41 3,317,697
2,600,000 (c) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 2,113,353
1,600,000 (e) Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds,  Convertible Capital Appreciation
Bonds, Series 2021A-2
6 .375 03/01/57 1,246,674
1,100,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .875 03/01/57 1,130,357
19,115,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/42 19,308,994
1,000,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .500 12/01/46 1,027,881
1,000,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .875 12/01/55 1,027,753
1,750,000 (h) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .450 01/01/44 1,760,233
565,000 (h) Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024C, (UB)
4 .700 01/01/54 605,137
3,000,000 (c) Ventana Resort Village Public Infrastructure District, Utah,
General Obligation Bonds, Limited Tax Series 2024
5 .500 03/01/54 3,018,019
1,000,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 1,031,623
500,000 (c) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 2, Series
2026
5 .875 12/01/55 512,907
TOTAL UTAH 61,114,206

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS - 0.5%
$ 6,800,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750% 02/01/45 $ 6,945,336
6,550,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 6,657,966
1,100,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,121,919
1,000,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/29 1,051,935
1,655,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/31 1,784,176
1,250,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/44 1,347,458
TOTAL VIRGIN ISLANDS 18,908,790
VIRGINIA - 1.4%
6,000,000 (b) Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series
2020D, (Mandatory Put 7/01/30)
5 .000 07/01/53 6,411,531
4,010,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 3,285,644
10,750,000 (d),(h) Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2026H, (UB)
4 .700 07/01/46 10,789,303
10,000,000 (h) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024A, (UB)
4 .450 09/01/44 10,125,409
2,070,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .000 07/01/42 2,261,960
2,000,000 (c) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 1,607,294
4,060,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/40 4,100,371
5,695,000 Virginia Small Business Financing Authority, Revenue Bonds,
National Senior Campuses Inc Obligated Group, Series 2020A
4 .000 01/01/45 5,482,526
1,290,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire of Virginia,
Refunding Series 2026A
5 .250 12/01/51 1,331,070
2,000,000 Virginia Small Business Financing Authority, Virginia,
Residential Care Facility Revenue Bonds, Lifespire of Virginia,
Refunding Series 2026A
5 .250 12/01/56 2,047,482
TOTAL VIRGINIA 47,442,590
WASHINGTON - 2.7%
2,495,000 Port of Seattle, Washington, General Obligation Bonds, Limited
Tax Series, Refunding  2024A, (AMT)
5 .000 06/01/46 2,609,051
5,590,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .000 05/01/30 5,686,315
4,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/32 4,020,049
1,120,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 1,123,756
1,400,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/40 1,573,734
1,700,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/41 1,904,583
2,000,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/42 2,229,515

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 1,150,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000% 12/01/43 $ 1,277,106
1,100,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/44 1,212,245
1,500,000 Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A
5 .000 12/01/45 1,638,306
3,630,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 3,483,550
1,045,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/41 1,131,123
2,430,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/42 2,614,162
1,900,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/44 2,016,372
3,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .000 09/01/45 3,884,993
7,605,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5 .250 09/01/50 8,054,105
2,960,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5 .000 10/01/41 2,961,568
3,090,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/33 3,147,637
3,470,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/34 3,532,556
2,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/35 2,741,645
1,155,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/41 1,155,026
2,000,000 (c) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/46 1,919,070
2,195,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,124,871
10,865,000 (h) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2026-1N, (UB)
4 .750 12/01/46 10,961,044
13,814,872 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3 .375 04/20/37 12,975,472
7,750,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5 .000 06/01/41 8,731,124
TOTAL WASHINGTON 94,708,978
WEST VIRGINIA - 0.2%
875,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .500 06/01/54 936,567
550,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 600,361
1,500,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/31 1,558,527
1,800,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/38 1,962,160
1,000,000 West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A
5 .000 06/01/39 1,084,335
TOTAL WEST VIRGINIA 6,141,950

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 4.6%
$ 815,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
5 .000% 06/15/40 $ 819,026
200,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5 .000 07/01/55 176,573
1,430,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 1,186,928
1,100,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5 .250 06/15/54 1,102,679
10,952 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 74
9,573 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 64
9,420 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 63
9,114 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 61
8,961 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 59
11,641 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 77
11,488 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 75
11,105 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 73
10,876 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 71
10,646 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 69
11,795 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 76
11,488 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 74
11,182 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 72
10,952 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 70
10,799 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 69
10,493 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 67
10,263 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 65
10,033 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/64 63

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 9,880 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/65 $ 62
10,646 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 67
128,214 (c),(f) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 805
1,000,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 993,654
3,950,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 3,923,578
26,928 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 184
26,549 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 180
26,359 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 177
26,169 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 175
25,790 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 172
28,255 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 187
699,467 (c),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 477,326
28,066 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 185
27,687 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 182
27,497 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 180
27,118 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 176
26,738 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 173
26,549 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 171
26,169 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 168
25,980 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 167
25,790 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/60 165

Portfolio of Investments June 30, 2026
(continued)
All-American

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 25,411 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/61 $ 162
25,221 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 160
24,842 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 157
24,652 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 156
24,463 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 154
24,083 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 152
313,660 (c),(f),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 1,969
2,000,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/54 1,602,661
5,730,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5 .625 06/15/59 4,483,605
1,650,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2013A
7 .000 08/01/43 1,651,515
3,845,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 3,750,564
14,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .915 12/01/42 10,920,000
3,080,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5 .400 06/20/44 3,307,186
575,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-2
5 .750 06/20/44 609,772
5,000,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4 .000 10/01/46 5,138,988
2,735,000 (c),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 1,641,000
400,000 (c),(d) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6 .000 12/01/50 414,117
1,500,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Texas Infrastructure Program Revenue Anticipation Capital
Appreciation Ashland Project, Series 2026
0 .000 12/15/40 594,821
1,360,000 (c),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 612,000
4,065,000 (c),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,829,250
1,000,000 (c),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0 .000 01/01/49 100
4,300,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2 .875 05/01/27 4,282,016
10,050,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/38 10,052,088
3,525,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 3,617,740
1,465,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 1,504,083
15,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 15,724,167

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 11,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750% 12/31/65 $ 11,693,539
5,000,000 (f) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0 .000 12/15/45 2,066,174
6,495,000 (f),(i) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Supported by State Moral Obligation Junior Series 2020D,
(Pre-refunded 12/15/30)
0 .000 12/15/60 1,712,024
7,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Children's Hospital of Wisconsin,
Inc., Series 2017
4 .000 08/15/42 7,189,398
650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5 .450 10/01/39 691,848
1,880,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .250 10/01/39 1,880,819
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375 10/01/44 1,000,304
3,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 3,500,158
6,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4 .000 04/01/39 5,839,298
2,980,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 2,993,997
2,100,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
4 .350 07/01/36 2,100,012
5,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/34 5,000,026
4,435,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 4,167,513
4,225,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 3,904,759
22,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5 .000 05/01/38 25,106,688
TOTAL WISCONSIN 159,269,722
TOTAL MUNICIPAL BONDS
(Cost $3,634,966,698) 3,644,071,537
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
32 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 32
CAPITAL GOODS - 0.0%
321,690 (g),(j) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 32
TOTAL CAPITAL GOODS 32
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $321,690) 32

Portfolio of Investments June 30, 2026
(continued)
All-American

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
28,740 WARRANTS - 0.0% 28,740
TRANSPORTATION - 0.0%
57,480 (j) BL Train Holdings West LLC 11/26/35 $ 28,740
TOTAL TRANSPORTATION 28,740
TOTAL WARRANTS
(Cost $0) 28,740
TOTAL LONG-TERM INVESTMENTS
(Cost $3,663,018,138) 3,671,847,809
BORROWINGS - (0.1)% (k) (4,093,382)
FLOATING RATE OBLIGATIONS - (5.3)% (185,245,000)
OTHER ASSETS & LIABILITIES, NET -  0.5% 17,580,199
NET ASSETS - 100% $ 3,500,089,626
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $410,253,058 or 11.2% of Total Investments.
(d) When-issued or delayed delivery security.
(e) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) For fair value measurement disclosure purposes, investment classified as Level 3.
(k) Borrowings as a percentage of Total Investments is 0.1%.

ble, as of the end of the reporting period, based on the inputs used to value them:
All-American
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 27,747,500 $ – $ – $ 27,747,500
Municipal Bonds – 3,644,071,055 482 3,644,071,537
Variable Rate Senior Loan Interests – – 32 32
Warrants – – 28,740 28,740
$ 27,747,500 $ 3,644,071,055 $ 29,254 $ 3,671,847,809
Liabilities at Fair Value:
Borrowings $ – $ 4,093,382 $ – $ 4,093,382
Floating Rate Obligations $ – $ 185,245,000 $ – $ 185,245,000
$ – $ 189,338,382 $ – $ 189,338,382
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 11,984,594 $ – $ 11,984,594
$ – $ 11,984,594 $ – $ 11,984,594

Portfolio of Investments June 30, 2026
Intermediate Duration
hy
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.5%
8,828,750 EXCHANGE-TRADED FUNDS - 0.1% 8,828,750
350,000 (a) Nuveen Municipal Income ETF $ 8,828,750
TOTAL EXCHANGE-TRADED FUNDS
(Cost $8,602,500) 8,828,750
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
46001791 MORTGAGE-BACKED SECURITIES - 0.5% 46001791
COMMERCIAL MBS - 0.5%
$ 12,888,280 (b) Federal Home Loan Mortgage Corporation, Notes, Series 2023
23-ML15
4.140% 01/25/40 12,620,656
5,290,667 (b) Freddie Mac Multifamily, Series 2025 ML32 4.837 03/25/42 5,539,311
4,890,826 Freddie Mac Multifamily ML Certificates, Series 2021 21-ML08 1.877 07/25/37 3,962,396
4,668,062 Freddie Mac Multifamily ML Certificates, Series 2024 ML22 4.548 10/25/40 4,869,525
3,467,503 (b) Freddie Mac Multifamily ML Certificates, Series 2024 ML23 4.567 04/25/42 3,643,656
7,766,894 Freddie Mac Multifamily ML Certificates, Series 2021 ML10 2.032 01/25/38 6,640,625
4,535,221 Freddie Mac Multifamily Variable Rate Certificate, Series 2022
M068
3.150 10/15/36 4,107,991
4,384,917 (b) FRETE 2025-ML30 Trust, Series 2025 ML30 4.783 07/25/42 4,617,631
TOTAL COMMERCIAL MBS 46,001,791
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,758,742) 46,001,791
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
9410446196 MUNICIPAL BONDS - 97.9% 9410446196
ALABAMA - 2.0%
1,850,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4.250 10/01/39 1,871,204
3,515,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4.550 10/01/44 3,532,355
1,360,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4.450 10/01/44 1,367,732
4,030,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4.300 10/01/44 4,062,482
1,490,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
4.800 10/01/40 1,560,215
7,630,000 Alabama State Port Authority, Docks Facilities Revenue Bonds,
Refunding Series 2017A - AGM Insured, (AMT)
5.000 10/01/31 7,764,909
5,080,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/37 5,102,979
2,880,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018B
5.000 07/01/37 2,960,890
6,815,000 (b) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4.000 12/01/52 6,884,731
3,000,000 (b) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Series 2022F, (Mandatory Put 12/01/28)
5.500 11/01/53 3,139,904
4,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5.500 10/01/54 4,317,471
5,480,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5.250 05/01/55 5,674,043
2,725,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5.000 05/01/55 2,901,903
11,015,000 (b) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 11,248,151
1,450,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5.250 08/01/27 1,472,079
1,925,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5.250 08/01/28 1,972,651
1,850,000 (c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5.250 08/01/30 1,921,282

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,500,000 (b),(c) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5.500% 11/01/56 $ 5,922,275
5,000,000 (b) Black Belt Energy Gas District, Alabama, Gas Supply Revenue
Bonds, Series 2023 Sub B-2, (Mandatory Put 12/01/30)
5.250 12/01/53 5,374,422
1,045,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/26 1,046,600
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/28 1,042,587
1,000,000 Chatom Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, PowerSouth Energy
Cooperative, Refunding Series 2020 - AGM Insured
5.000 08/01/30 1,075,025
9,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5.000 09/01/33 9,226,409
3,455,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2026B
5.000 11/01/33 3,684,184
3,720,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5.000 12/01/33 3,902,532
2,540,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4.750 12/01/54 2,464,244
2,235,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 09/01/25 178,800
1,725,000 (d) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5.000 03/01/26 138,000
2,235,000 (b) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3.450 11/01/33 2,243,558
5,675,000 (b) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 1, Refunding Series 2024A, (Mandatory
Put 4/01/32)
5.000 08/01/54 6,045,912
1,000,000 (b) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5.000 06/01/49 1,054,973
8,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 8,353,962
10,000,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4.000 12/01/51 10,169,892
1,820,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29)
5.500 01/01/53 1,938,772
13,660,000 (b) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5.000 05/01/53 14,132,736
4,025,000 (b) Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025C, (Mandatory Put
2/01/31)
5.000 05/01/55 4,288,845
5,340,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5.000 10/01/30 5,706,285
17,425,000 (b) Southeast Energy Authority, Alabama, Revenue Bonds
Cooperative District Energy Supply Series 2024C, (Mandatory
Put 11/01/32)
5.000 10/01/55 18,507,565
4,005,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5.000 09/01/35 4,362,269
3,906,493 (c) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5.250 05/01/44 3,976,144

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 10,000,000 West Jefferson, Alabama, Industrial Development Board
Pollution Control Revenue Bonds, Alabama Power Company,
Refunding Series 1998, (Mandatory Put 1/21/09)
3.650% 06/01/28 $ 10,114,577
TOTAL ALABAMA 192,705,549
ALASKA - 0.2%
5,015,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
4.000 12/01/41 4,926,025
4,000,000 Alaska Housing Finance Corporation, General Obligation
Bonds, State Capital Project II, Series 2024A
5.000 12/01/39 4,351,682
1,900,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2.350 12/01/39 1,621,965
1,835,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6.000 12/01/56 2,029,821
1,575,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5.000 06/01/28 1,639,514
TOTAL ALASKA 14,569,007
ARIZONA - 1.6%
1,040,000 Arizona Board of Regents, Univeristy of Arizona, SPEED
Revenue Bonds, Stimulus Plan for Economic and Educational
Development, Series 2020C. Forward Delivery
5.000 08/01/26 1,041,910
3,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4.500 04/01/44 3,010,036
1,140,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5.000 10/01/45 1,182,249
16,940,000 (e) Arizona State, Certificates of Participation, Refunding Series
2019A, (ETM)
5.000 10/01/27 17,484,753
2,370,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4.100 12/01/37 2,402,441
3,605,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4.000 06/01/49 3,662,722
21,850,000 (b) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5.000 09/01/52 22,110,843
7,830,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/35 9,137,439
6,970,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/35 8,151,904
5,185,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/36 6,105,887
1,000,000 Glendale Union High School District 205, Maricopa County,
Arizona, General Obligation Bonds, School Improvement,
Project 2024, Series 2024A
5.000 07/01/42 1,104,242
1,080,000 Glendale, Arizona, Excise Tax Revenue Bonds, Refunding
Senior Series 2024
5.000 07/01/26 1,080,000
1,595,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025
5.000 07/01/26 1,595,000
1,815,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4.625 09/01/44 1,839,911
890,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4.000 07/01/41 819,038
1,950,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 1,975,632
485,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2021A
5.000 09/01/27 498,501
6,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026A
5.000 01/01/32 6,596,885
2,170,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company,
Refunding Series 2009A
3.600 02/01/40 2,053,117

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,850,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023 Series 2025B
5.000% 07/01/32 $ 2,080,385
1,500,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement
Project of 2023, Series 2025A
5.000 07/01/30 1,635,532
3,620,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5.000 08/01/26 3,626,925
4,220,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5.000 08/01/27 4,338,444
3,975,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development Fund, Refunding
Series 2020B - AGM Insured
5.000 08/01/28 4,167,326
705,000 Paradise Valley Unified School District No. 69, Maricopa
County, Arizona, General Obligation Bonds, School
Improvement Project of 2019, Series 2022D
5.000 07/01/37 774,866
9,405,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5.000 07/01/32 10,592,855
5,000,000 Phoenix Civic Improvement Corporation, Arizona,
Transportation Excise Tax Revenue Bonds, Series 2025
5.000 07/01/36 5,780,462
1,235,000 Pima County Unified School District 1, Tucson, Arizona, General
Obligation Bonds, Project of 2023 School Improvement Series
2024A - AGM Insured
5.000 07/01/36 1,387,637
1,160,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5.000 08/01/34 1,327,012
835,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5.000 08/01/34 955,220
1,235,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/32 1,310,520
1,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5.000 12/01/37 1,180,402
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/35 1,162,673
5,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5.000 07/01/36 5,776,198
1,610,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2026A
5.000 07/01/33 1,839,165
1,880,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2026A
5.000 07/01/34 2,166,486
1,750,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2026A
5.000 07/01/35 2,034,678
1,750,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2026A
5.000 07/01/36 2,047,579
2,500,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2026A
5.000 07/01/37 2,902,697
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5.000 07/01/41 1,114,998
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5.000 07/01/42 1,110,133
TOTAL ARIZONA 151,164,703

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARKANSAS - 0.7%
$ 20,000,000 (b),(c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.000% 09/01/46 $ 20,225,576
3,140,000 (c) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5.450 09/01/52 3,213,667
1,165,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5.700 05/01/53 1,207,738
5,000,000 (b) Arkansas Development Finance Authority, Resource Recovery
Revenue Bonds, Weyerhaeuser Company Project, Series 2025,
(AMT), (Mandatory Put 10/15/32)
3.875 10/15/65 5,053,673
11,415,000 (b) Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-2,
(Mandatory Put 9/01/27)
5.000 09/01/44 11,612,490
160,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4.100 07/01/39 159,737
1,195,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4.450 07/01/44 1,204,564
2,610,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025A
4.600 07/01/45 2,643,576
610,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5.000 12/01/37 675,075
620,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5.000 12/01/38 682,725
705,000 Arkansas State University, Student Fee Revenue Bonds,
Jonesboro Campus, Refunding Series 2024B
5.000 12/01/40 769,621
2,305,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2.000 06/01/29 2,193,361
2,500,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2.000 06/01/30 2,333,543
2,905,000 Hot Springs School District 6, Garland County, Arkansas,
General Obligation Bonds, Refunding Series 2021
2.000 06/01/31 2,654,828
1,610,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/26 1,610,000
1,500,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/28 1,503,062
1,935,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/29 1,938,938
1,005,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/30 1,007,054
4,595,000 Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax
Bonds, Series 2014
5.000 07/01/34 4,603,559
715,000 Pulaski County Public Facilities Board, Arkansas, Healthcare
Revenue Bonds, Baptist Health, Series 2014
5.000 12/01/27 716,082
1,245,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5.000 11/01/34 1,313,930
1,265,000 University of Arkansas, Fayetteville, Various Facilities Revenue
Bonds, Refunding & Improvement Series 2019A
5.000 11/01/35 1,331,907
1,000,000 University of Arkansas, Various Facilities Revenue Bonds, UAMS
Campus, Refunding Series 2025
5.000 09/01/32 1,119,787
TOTAL ARKANSAS 69,774,493

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 4.6%
$ 3,280,000 (f) Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Second Subordinate Series
2026SSL-2
5.000% 04/01/35 $ 3,854,100
9,005,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5.000 04/01/42 10,805,494
5,000,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5.000 04/01/43 6,004,327
5,000,000 Bay Area Toll Authority, California, Revenue Bonds, San
Francisco Bay Area Toll Bridge, Series 2026F-1
5.000 04/01/44 5,973,305
8,880,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5.000 01/01/55 9,143,159
7,500,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5.000 02/01/55 8,124,469
8,860,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5.000 01/01/56 9,568,855
13,475,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5.000 12/01/55 14,139,270
10,000,000 (b) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5.000 10/01/55 10,287,190
4,920,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025G
5.000 12/01/35 5,352,368
3,850,000 (f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026F
5.000 06/01/36 4,178,045
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Term Rate Series 2025F
5.000 11/01/33 5,425,362
1,430,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/30 1,526,255
1,310,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/32 1,383,814
635,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5.000 06/01/33 667,603
350,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/34 352,290
2,190,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/36 2,191,674
3,000,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/38 2,956,708
1,580,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
4.000 06/01/40 1,522,997
1,685,000 (b) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2025V-5, (Mandatory Put 3/01/35)
5.000 03/01/55 1,990,395
1,205,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/35 1,207,259
1,345,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5.000 08/15/36 1,347,696
15,837,338 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-2
3.750 03/25/35 16,051,151
2,749,268 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-3
3.250 08/20/36 2,686,067
4,135,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, California Academy of Sciences, San
Francisco, Series 2024A
3.250 08/01/29 4,165,691

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 6,735,000 (b) California Infrastructure and Economic Development Bank,
Revenue Bonds, J Paul Getty Trust, Refunding Series 2020B-2,
(Mandatory Put 10/01/26)
3.000% 10/01/47 $ 6,734,058
1,090,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5.000 05/15/36 1,279,405
1,000,000 California Infrastructure and Economic Development Bank,
Revenue Bonds, UCSF Clinical and Life Sciences Building,
Series 2025
5.000 05/15/37 1,165,671
5,950,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3.250 12/31/32 5,807,375
4,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/33 4,118,026
5,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5.000 12/31/34 5,140,234
2,590,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/34 2,840,164
2,500,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/35 2,732,561
2,500,000 (c) California Pollution Control Financing Authority Water
Furnishing Revenue Bonds (Poseidon Resources (Channelside)
LP Desalination Project), Series 2023 (AMT), (AMT)
5.000 07/01/36 2,715,284
7,505,000 (b),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2.875 07/01/43 7,500,760
6,055,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3.625 07/01/27 6,058,967
4,900,000 (b) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015B-2, (AMT), (Mandatory Put 11/02/26)
3.450 11/01/40 4,910,145
1,010,000 (e) California State, General Obligation Bonds, Refunding Various
Purpose Series 2017, (Pre-refunded 8/01/26)
4.000 08/01/35 1,011,256
15,140,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2019
5.000 11/01/37 15,856,046
2,120,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2024
5.000 09/01/43 2,349,407
28,805,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2026
5.000 10/01/39 31,490,145
10,500,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5.000 08/01/30 11,511,893
4,450,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5.250 12/01/29 4,454,672
1,500,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/27 1,501,521
2,695,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/31 2,697,282
4,200,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/36 4,202,651
6,180,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 6,183,054
885,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/28 914,223
2,530,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.000 12/01/33 2,602,437

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,790,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5.250% 12/01/38 $ 3,891,540
4,900,000 (b) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5.000 12/01/55 5,251,495
1,950,000 Chabot-Las Positas Community College District, California,
General Obligation Bonds,  Refunding, Series 2026
5.000 08/01/34 2,279,565
1,400,000 Chabot-Las Positas Community College District, California,
General Obligation Bonds,  Refunding, Series 2026
5.000 08/01/35 1,653,140
2,835,000 Chabot-Las Positas Community College District, California,
General Obligation Bonds,  Refunding, Series 2026
5.000 08/01/36 3,372,586
455,000 (g) Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0.000 08/01/39 279,437
575,000 (g) Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0.000 08/01/40 335,317
750,000 (g) Colton Joint Unified School District, San Bernardino County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
0.000 08/01/44 344,906
6,000,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-1
3.000 06/01/48 4,431,529
6,605,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3.000 07/01/43 5,364,433
4,020,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-1
2.650 12/01/46 3,558,307
5,145,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3.000 12/01/49 3,775,733
1,430,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5.000 08/01/33 1,466,289
2,200,000 El Dorado Union High School District, El Dorado County,
California, General Obligation Bonds, Series 2020 - AGM
Insured
5.000 08/01/34 2,254,043
7,715,000 (g) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0.000 06/01/66 799,646
4,125,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5.000 06/01/51 4,139,943
1,320,000 (g) Grant Joint Union High School District, Sacramento County,
California, General Obligation Bonds, Capital Appreciation
Election 2006 Series 2008 - AGM Insured
0.000 08/01/26 1,317,239
2,015,000 (g) Las Virgenes Unified School District, Los Angeles County,
California, General Obligation Bonds, 2006 Election, Series
2009B
0.000 08/01/27 1,966,051
4,630,000 Long Beach Unified School District, Los Angeles County,
California, General Obligation Bonds, Election of 2016, Series
2026D
4.000 08/01/47 4,629,051
4,420,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2026
5.000 08/01/41 5,330,959
2,000,000 Los Angeles Community College District, California, General
Obligation Bonds, Refunding Series 2026
5.000 08/01/42 2,420,256
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025A
5.000 07/01/28 5,171,651
4,970,000 Los Angeles, California, Wastewater System Revenue Bonds,
Refunding Series 2025A
5.000 06/01/37 5,795,301
4,095,000 (h) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
5.875 08/01/28 4,298,450

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,100,000 Mountain View Capital Improvements Financing Authority,
California, Lease Revenue Bonds, Public Safety Building
Project, Series 2026
5.000% 05/01/35 $ 2,479,417
825,000 Mountain View Capital Improvements Financing Authority,
California, Lease Revenue Bonds, Public Safety Building
Project, Series 2026
5.000 05/01/36 983,723
1,500,000 Mountain View Capital Improvements Financing Authority,
California, Lease Revenue Bonds, Public Safety Building
Project, Series 2026
5.000 05/01/37 1,773,796
1,800,000 Mountain View Capital Improvements Financing Authority,
California, Lease Revenue Bonds, Public Safety Building
Project, Series 2026
5.000 05/01/43 2,047,812
1,750,000 Mountain View Capital Improvements Financing Authority,
California, Lease Revenue Bonds, Public Safety Building
Project, Series 2026
5.000 05/01/44 1,973,554
2,650,000 Mountain View Capital Improvements Financing Authority,
California, Lease Revenue Bonds, Public Safety Building
Project, Series 2026
5.000 05/01/45 2,960,799
8,500,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6.125 11/01/29 8,936,731
6,770,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009C
6.125 11/01/29 7,116,885
5,950,000 Ohlone Community College District, Alameda County,
California, General Obligation Bonds, Refunding Series 2026
5.000 08/01/39 6,949,291
8,500,000 Ohlone Community College District, Alameda County,
California, General Obligation Bonds, Refunding Series 2026
5.000 08/01/40 9,873,120
2,355,000 Ohlone Community College District, Alameda County,
California, General Obligation Bonds, Refunding Series 2026
5.000 08/01/41 2,720,181
1,020,000 Orange County Local Transportation Authority, California,
Measure M2 Sales Tax Revenue Bonds, Refunding Limited Tax,
Series 2025
5.000 02/15/35 1,209,464
8,040,000 (h) Palomar Pomerado Health, California, General Obligation
Bonds, Convertible Capital Appreciation, Election 2004 Series
2010A
6.750 08/01/40 8,529,076
5,355,000 (g) Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0.000 08/01/34 4,182,045
2,115,000 (g) Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/34 1,599,235
2,000,000 (g) Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Jurupa Valley Project Area, Series 2011B
0.000 10/01/36 1,388,595
1,165,000 (g) San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0.000 08/01/45 471,943
5,000,000 (g) San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0.000 08/01/46 1,890,636
7,200,000 (g) San Bernardino Community College District, California,
General Obligation Bonds, Election of 2008 Series 2025F
0.000 08/01/47 2,542,458
5,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2023A, (AMT)
5.000 05/01/27 5,089,170
3,000,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2024A, (AMT)
5.000 05/01/29 3,177,919
2,250,000 San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5.000 09/01/33 2,621,214
1,825,000 San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Refunding Series 2026.
Forward Delivery
5.000 09/01/34 2,155,906
1,730,000 (g) Santa Barbara Community College District, California, General
Obligation Bonds, Election of 2024 Series 2025A
0.000 08/01/43 813,391
6,850,000 (f) Santa Clara Unified School District, Santa Clara County,
California, General Obligation Bonds, Refunding Series 20
5.000 08/01/37 8,013,480

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,220,000 University of California, General Revenue Bonds, Series
2025CH
5.500% 05/15/43 $ 2,607,089
3,000,000 (h) Victor Valley Union High School District, San Bernardino
County, California, General Obligation Bonds, 20008 Election
Series 2009A - AGC Insured
5.750 08/01/31 3,007,350
1,450,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.250 07/01/27 1,447,064
1,435,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.500 07/01/28 1,431,696
1,355,000 Washington Township Health Care District, California, Revenue
Bonds, Refunding Series 2015A
3.750 07/01/29 1,354,561
TOTAL CALIFORNIA 442,157,249
COLORADO - 2.6%
6,185,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5.500 12/01/37 7,392,540
5,695,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5.500 12/01/38 6,769,971
3,810,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5.500 12/01/39 4,498,986
2,955,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4.250 12/01/41 2,822,409
1,600,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,650,850
3,015,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5.500 12/01/32 3,215,762
1,265,000 Arapahoe County School District 6, Littleton, Colorado,
General Obligation Bonds, Series 2019A
5.500 12/01/33 1,346,625
1,000,000 Broomfield, Colorado, Water Activity Enterprise Water Revenue
Bonds, Series 2026
5.000 12/01/30 1,099,798
6,132,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/29 6,140,712
1,115,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
4.000 12/01/29 1,118,911
6,000,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Series 2024
5.250 12/15/44 6,718,401
11,210,000 Colorado Bridge Enterprise, Revenue Bonds, Central 70
Project, Senior Series 2017, (AMT)
4.000 06/30/51 9,690,825
10,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
3.750 07/01/26 10,000
6,495,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.500 02/01/45 6,908,983
1,235,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
5.000 10/01/30 1,116,317
1,715,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Regis University Project, Refunding Series 2016
3.125 10/01/31 1,375,320
5,070,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5.000 11/15/37 5,338,685
840,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5.000 11/15/59 897,413
4,710,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5.000 08/01/36 4,909,583
33,720,000 (b) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5.000 08/01/49 33,757,986
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4.000 12/01/40 1,990,128
405,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/45 423,298
14,655,000 (e) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2016, (Pre-refunded 9/01/26)
3.125 09/01/42 14,665,067

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4.000% 01/01/36 $ 1,013,404
2,755,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
2.125 11/01/42 2,119,727
6,510,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
2.000 05/01/42 4,685,435
7,315,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6.000 11/01/55 8,087,664
5,175,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class III Series 2026E
6.500 11/01/55 5,858,112
15,410,000 (g) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0.000 12/01/33 9,332,724
1,705,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/34 1,956,535
875,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5.750 11/15/35 999,786
5,140,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5.000 12/01/35 5,321,042
1,355,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/26 1,366,538
3,590,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2023B, (AMT)
5.000 11/15/27 3,701,742
8,645,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5.000 10/01/32 8,653,675
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/31 1,509,486
500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/32 503,036
765,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/33 769,425
3,035,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025B
5.000 12/01/27 3,148,822
1,665,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5.250 12/01/39 1,669,433
310,000 (c) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5.250 12/01/39 310,762
10,350,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5.500 08/01/42 12,196,922
9,670,000 Denver, Colorado, General Obligation Bonds, Vibrant Denver
Series 2026A
5.500 08/01/43 11,341,402
5,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 5,930,826
5,520,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5.000 12/01/32 6,251,967
1,000,000 Fort Collins-Loveland Water District, Larimer and Weld
Counties, Colorado, Water Revenue Bonds, Series 2025
5.000 12/01/33 1,146,254
576,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5.125 12/01/33 599,556
3,650,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5.000 12/01/36 3,682,364
1,040,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4.000 12/01/35 957,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,945,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
7.750% 12/01/42 $ 2,953,350
750,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/36 724,424
600,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/28 615,497
550,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/28 569,669
750,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/29 782,292
500,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/29 524,921
555,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/30 586,531
445,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 07/15/30 473,221
1,035,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5.000 01/15/31 1,106,729
3,400,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
4.000 07/15/40 3,308,390
2,100,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4.500 12/01/32 2,005,493
9,095,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5.000 12/01/42 8,720,808
1,060,000 Snowmass Water and Sanitation District, Pitkin County,
Colorado, General Obligation Bonds, Series 2016
5.000 12/01/36 1,067,597
1,000,000 Spring Mesa Metropolitan District, Jefferson County, Colorado,
General Obligation Bonds, Refunding Series 2015 - AGC
Insured
3.750 12/01/44 962,903
600,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4, Series 2024A
6.125 12/01/39 629,210
730,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5.000 12/01/41 597,719
1,025,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6.250 12/01/32 1,040,559
TOTAL COLORADO 253,641,600
CONNECTICUT - 1.6%
1,910,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
5.000 07/01/33 1,979,860
4,890,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/34 4,920,822
10,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/35 10,041,960
700,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/26 700,000
1,125,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/27 1,135,252
775,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/28 787,967
600,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2021L-1
4.000 07/01/29 612,394
4,500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Remarketing Series 1999U
5.000 07/01/33 5,140,525
1,220,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale University, Variable Rate Demand
Obligations, Series 2001V-1
5.000 07/01/36 1,430,906
3,790,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5.000 07/01/49 4,022,930

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 1,170,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
4.000% 11/15/38 $ 1,156,822
2,020,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019B-1
3.300 11/15/39 1,871,020
1,540,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019E-1
2.850 11/15/39 1,363,260
5,570,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2.750 11/15/37 4,923,502
5,180,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2.450 05/15/38 4,337,991
1,925,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
3.500 11/15/45 1,924,052
5,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020D-1
2.350 11/15/40 4,038,888
2,850,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-1
2.350 11/15/40 2,315,816
9,810,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020E-3
1.850 05/15/38 7,433,177
11,105,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2.100 11/15/40 8,714,062
22,870,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2.300 11/15/41 18,047,931
1,025,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4.500 11/15/45 1,030,088
2,000,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4.550 11/15/44 2,040,492
2,175,000 Connecticut State, General Obligation Bonds, Refunding Series
2023B
5.000 08/01/26 2,179,161
8,215,000 Connecticut State, General Obligation Bonds, Refunding Series
2025D
5.000 08/15/30 8,975,837
10,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2026B
5.000 09/15/31 11,107,365
7,575,000 Connecticut State, General Obligation Bonds, Refunding Series
2026B
5.000 09/15/34 8,710,173
8,000,000 Connecticut State, General Obligation Bonds, Refunding Series
2026B
5.000 09/15/35 9,265,334
5,400,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5.000 07/01/28 5,681,194
4,060,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5.000 07/01/29 4,346,564
2,900,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5.000 07/01/31 3,211,323
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5.000 07/01/32 5,616,777
3,250,000 Connecticut, State Revolving Fund General Revenue Bonds,
Refunding Green Series 2026A
5.000 03/01/29 3,463,328
1,000,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5.000 08/01/31 1,097,762
1,350,000 New Haven, Connecticut, General Obligation Bonds, Series
2025
5.000 08/01/32 1,499,812
TOTAL CONNECTICUT 155,124,347
DELAWARE - 0.7%
3,025,000 (b) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020B,
(Mandatory Put 10/01/35)
4.000 10/01/40 3,061,707
2,505,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 07/01/44 2,523,806
1,270,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.200 07/01/39 1,281,786
690,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4.600 07/01/44 699,220
1,290,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024C
4.450 07/01/44 1,300,324

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 2,040,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4.300% 07/01/44 $ 2,053,950
1,260,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4.200 07/01/40 1,269,608
3,240,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
4.650 07/01/40 3,340,782
1,750,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Taxable Series 2025D
4.750 07/01/40 1,832,737
10,000,000 Delaware State, General Obligation Bonds, Series 2026A 5.000 05/01/34 11,565,401
10,000,000 Delaware State, General Obligation Bonds, Series 2026A 5.000 05/01/35 11,678,291
9,000,000 Delaware State, General Obligation Bonds, Series 2026A 5.000 05/01/36 10,570,465
10,000,000 Delaware State, General Obligation Bonds, Series 2026A 5.000 05/01/38 11,567,756
2,375,000 Delaware State, General Obligation Bonds, Series 2026A 4.000 05/01/46 2,378,031
3,455,000 University of Delaware, Revenue Bonds, Series 2025A 5.000 11/01/32 3,908,807
715,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/34 817,721
980,000 Wilmington, Delaware, General Obligation Bonds, Series 2025 5.000 01/01/35 1,131,408
TOTAL DELAWARE 70,981,800
DISTRICT OF COLUMBIA - 1.4%
2,645,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5.000 10/01/30 2,645,279
143,565,000 (g) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0.000 06/15/46 32,194,681
8,340,000 District of Columbia Water and Sewer Authority, Public Utility
Revenue Bonds, Refunding Subordinate Lien Series 2014C
4.000 10/01/41 8,166,177
3,190,000 District of Columbia, General Obligation Bonds, Series 2019A 5.000 10/15/30 3,392,939
5,515,000 District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/41 6,111,024
9,165,000 District of Columbia, General Obligation Bonds, Series 2024A 5.000 08/01/43 10,088,412
5,200,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/30 5,661,198
7,000,000 (b) District of Columbia, Revenue Bonds, Georgetown University,
Refunding Series 2025A, (Mandatory Put 4/03/35)
5.000 04/01/60 7,726,868
1,260,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/33 1,316,352
2,830,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/34 2,951,691
1,625,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding First Senior Lien Series
2019A
5.000 10/01/36 1,688,603
1,935,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4.000 10/01/52 1,720,676
5,610,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2018A, (AMT)
5.000 10/01/26 5,641,095
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2019A, (AMT)
5.000 10/01/31 5,291,800
8,320,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5.000 10/01/27 8,547,005
2,460,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/33 2,700,229
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/34 5,463,125
2,440,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5.000 10/01/35 2,647,691
3,625,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/27 3,723,906
5,795,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000 10/01/28 6,064,007

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 6,330,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5.000% 10/01/33 $ 7,027,386
2,840,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
5.000 07/15/27 2,914,158
5,140,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5.000 07/01/42 5,218,918
TOTAL DISTRICT OF COLUMBIA 138,903,220
FLORIDA - 4.8%
11,195,000 Broward County School Board, Florida, Certificates of
Participation, Series 2022A
5.000 07/01/26 11,195,000
5,015,000 Broward County School Board, Florida, Certificates of
Participation, Series 2025A
5.000 07/01/28 5,251,056
10,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5.000 10/01/34 10,020,792
15,135,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5.000 10/01/35 15,166,620
5,510,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT)
5.000 10/01/34 5,790,169
3,315,000 Broward County, Florida, Port Facilities Revenue Bonds, Series
2019B, (AMT)
2.250 09/01/29 3,221,877
730,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
2.750 09/01/26 729,408
410,000 Cape Coral, Florida, Utility Improvement Assessment Bonds,
Refunding Various Areas Series 2017 - AGM Insured
3.000 09/01/27 410,645
4,195,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/35 4,191,943
10,915,000 Central Florida Tourism Oversight District, Orange and
Osceola Counties, Florida, Ad Valorem Tax Bonds, Refunding
Series 2026A
5.000 06/01/29 11,628,875
11,455,000 Central Florida Tourism Oversight District, Orange and
Osceola Counties, Florida, Ad Valorem Tax Bonds, Refunding
Series 2026A
5.000 06/01/30 12,426,474
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5.000 06/15/27 100,013
1,155,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5.000 06/15/35 1,166,485
1,000,000 (b),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4.375 10/01/54 1,015,286
6,250,000 (b) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Management, Inc.
Project, Series 2025A, (AMT), (Mandatory Put 9/01/28)
3.400 09/01/50 6,295,207
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 648,386
20,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/38 14,700,000
16,285,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.000 07/01/41 11,969,475
5,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5.250 07/01/53 4,957,278
30,615,000 (b),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1.000 07/01/57 19,899,750
1,355,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5.000 04/01/32 1,356,495

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,885,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5.000% 04/01/33 $ 1,886,976
6,015,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5.000 04/01/34 6,020,970
4,290,000 Florida Higher Educational Facilities Financing Authority,
Revenue Bonds, Nova Southeastern University Project,
Refunding Series 2016
5.000 04/01/35 4,294,038
940,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2017-1
3.600 07/01/37 934,663
1,990,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
4.050 07/01/38 1,991,240
4,470,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
3.000 07/01/39 4,051,438
7,525,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4.450 07/01/44 7,562,633
1,895,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-5
4.600 07/01/40 1,939,201
4,115,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6.000 01/01/57 4,612,357
6,910,000 (f) Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-3
6.250 07/01/57 7,911,099
7,890,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
2.050 07/01/41 6,082,022
14,720,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/34 16,566,575
3,730,000 Florida Municipal Power Agency, Power Supply Revenue
Bonds, All Requirements Project, Series 2025A
5.000 10/01/35 4,170,191
5,140,000 Florida State Board of Governors, Dormitory Revenue Bonds,
Florida International University, Series 2026A - BAM Insured
4.000 07/01/44 5,103,278
4,825,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/31 5,331,088
5,320,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/33 6,033,766
5,585,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/34 6,414,552
5,865,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5.000 07/01/35 6,783,917
925,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
4.250 07/01/49 916,898
4,300,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026B
4.000 07/01/45 4,269,092
3,400,000 Hillsborough County, Florida, Solid Waste and Resource
Recovery Revenue Bonds, Refunding Series 2016A, (AMT)
4.000 09/01/34 3,403,040
5,250,000 Jacksonville, Florida, Transportation Revenue Bonds, Refunding
Series 2026
5.000 10/01/32 5,923,320
2,000,000 JEA, Florida, Electric System Revenue Bonds, Series Three
2024A
5.000 10/01/30 2,189,115
5,195,000 JEA, Florida, Electric System Revenue Bonds, Subordinated
Series Three 2020A
5.000 10/01/27 5,352,952
6,660,000 Leon County - City of Tallahassee Blueprint Intergovernmental
Agency, Florida, Sales Tax Revenue Bonds, Series 2026
5.000 10/01/34 7,413,859
7,610,000 Leon County - City of Tallahassee Blueprint Intergovernmental
Agency, Florida, Sales Tax Revenue Bonds, Series 2026
5.000 10/01/35 8,427,825
8,315,000 Leon County - City of Tallahassee Blueprint Intergovernmental
Agency, Florida, Sales Tax Revenue Bonds, Series 2026
5.000 10/01/36 9,150,735
9,690,000 Leon County - City of Tallahassee Blueprint Intergovernmental
Agency, Florida, Sales Tax Revenue Bonds, Series 2026
5.000 10/01/37 10,606,396
1,950,000 Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5.000 07/01/32 2,168,880
5,115,000 Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5.000 07/01/33 5,742,644

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 10,000,000 (g) Miami Dade County, Florida, Professional Sports Franchise
Facilities Tax Revenue Bonds, Refunding Series 2009A - AGC
Insured
0.000% 10/01/45 $ 4,138,111
2,175,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Refunding Series 2014B
5.000 07/01/27 2,178,819
14,800,000 (f) Miami-Dade County School District, Florida, General
Obligation Bonds, Tax Anticipation Notes Series 2026
4.000 01/07/27 14,897,949
3,000,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000 10/01/27 3,078,493
7,350,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000 10/01/29 7,805,672
16,265,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5.000 10/01/33 17,968,550
5,915,000 (f) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2026A, (AMT)
5.000 10/01/37 6,569,030
7,335,000 Miami-Dade County, Florida, General Obligation Aviation
Bonds, Refunding Double-Barreled Aviation Series 2020
5.000 07/01/26 7,335,000
2,075,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Refunding Series 2025
5.000 07/01/26 2,075,000
6,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2025B
5.000 10/01/32 6,732,884
7,645,000 Orange County Health Facilities Authority Revenue Bonds,
Florida, Presbyterian Retirement Communities Obligated
Group Project Series 2023A
4.000 08/01/36 7,702,906
4,010,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/32 4,114,930
2,020,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5.000 11/01/34 2,068,938
1,000,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5.000 10/01/49 1,006,466
6,190,000 Palm Beach County School Board, Florida, Certificates of
Participation, Series 2025A
5.000 08/01/30 6,738,814
2,970,000 Putnam County School District, Florida, General Obligation
Bonds, Series 2026 - BAM Insured
5.000 07/01/41 3,266,968
3,340,000 Putnam County School District, Florida, General Obligation
Bonds, Series 2026 - BAM Insured
5.000 07/01/42 3,657,751
3,005,000 Putnam County School District, Florida, General Obligation
Bonds, Series 2026 - BAM Insured
5.000 07/01/43 3,283,003
3,380,000 Putnam County School District, Florida, General Obligation
Bonds, Series 2026 - BAM Insured
5.000 07/01/44 3,674,828
5,290,000 Saint Johns County School Board, Florida, Certificates of
Participation, Master Lease Program, Series 2019A
5.000 07/01/37 5,566,033
585,000 (c) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4.125 05/01/41 560,487
315,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4.000 06/15/36 299,477
425,000 (c) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4.000 06/15/41 379,121
1,390,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/30 1,518,508
5,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/31 5,541,886
4,750,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/32 5,335,984
4,000,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5.000 10/01/33 4,542,872
4,400,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017
4.000 08/15/42 4,327,906

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,890,000 (g) Tampa, Florida, Capital Improvement Cigarette Tax Allocation
Bonds, H. Lee Moffitt Cancer Center Project, Series 2020A
0.000% 09/01/34 $ 1,374,484
12,000,000 Tohopekaliga Water Authority, Florida, Utility System Revenue
Bonds, Series 2026A
5.000 10/01/30 13,137,248
1,480,000 (c) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4.000 05/01/34 1,500,588
TOTAL FLORIDA 457,774,700
GEORGIA - 1.8%
1,000,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5.000 04/01/34 1,028,460
4,150,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5.000 07/01/33 4,587,583
2,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5.000 07/01/26 2,000,000
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5.000 07/01/34 7,763,401
7,000,000 Atlanta, Georgia, Airport Passenger Facilities Charge and
General Revenue Bonds, Subordinate Lien Green Series
2023E, (AMT)
5.000 07/01/35 7,728,925
3,000,000 Atlanta, Georgia, Water and Wastewater Revenue Bonds,
Subordinate Lien Green Series 2026
5.000 11/01/36 3,497,871
6,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5.000 04/01/32 7,014,407
1,850,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5.000 04/01/33 2,104,238
6,000,000 Fulton County, Georgia, Water and Sewerage Revenue Bonds,
Refunding Series 2025
5.000 01/01/33 6,814,603
1,315,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3.600 12/01/33 1,315,153
1,240,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3.850 12/01/38 1,232,703
2,940,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3.050 12/01/34 2,848,266
4,565,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019A
3.350 12/01/39 4,250,396
8,290,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2019B
2.950 12/01/39 7,558,101
4,250,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2.400 12/01/41 3,387,792
990,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A
4.150 12/01/38 991,000
3,300,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4.450 12/01/44 3,338,804
2,740,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4.000 12/01/39 2,730,204
5,040,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4.400 12/01/44 5,063,291
6,320,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
4.800 12/01/40 6,585,716
2,500,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2026A
6.250 12/01/56 2,830,978
5,725,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Sub Series 2015A-1
3.700 12/01/35 5,725,552
6,000,000 Georgia State, General Obligation Bonds, Series 2022A 5.000 07/01/32 6,786,188
3,820,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2021A, (Mandatory Put 9/01/27)
4.000 07/01/52 3,869,481
10,650,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4.000 09/01/52 10,855,002
11,685,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5.000 12/01/52 12,195,174
10,000,000 (b),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 10,041,150

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 4,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5.000% 07/01/53 $ 4,222,478
4,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5.000 12/01/53 4,271,318
11,595,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5.000 04/01/54 12,390,170
3,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024E, (Mandatory Put 12/01/32)
5.000 05/01/55 3,201,642
8,580,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5.000 06/01/55 9,274,866
6,750,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5.000 10/01/32 7,586,827
TOTAL GEORGIA 175,091,740
GUAM - 0.1%
400,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/26 400,000
450,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/27 458,766
815,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/28 845,440
1,250,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/30 1,332,074
2,470,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/35 2,719,229
630,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/38 681,426
1,200,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5.000 07/01/39 1,291,975
650,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/26 650,000
500,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/27 509,741
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/28 1,037,350
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/29 1,052,515
1,100,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024B
5.000 07/01/30 1,172,225
TOTAL GUAM 12,150,741
HAWAII - 0.3%
3,500,000 Hawaii County, Hawaii, General Obligation Bonds, Series
2017A
5.000 09/01/29 3,558,363
21,280,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3.200 07/01/39 18,856,821
2,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5.000 07/01/30 2,164,098
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5.000 07/01/32 1,109,924
1,000,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Queens Health Systems, Series 2025A
5.000 07/01/33 1,122,037
1,015,000 Hawaii State, General Obligation Bonds, Series 2017FK 5.000 05/01/34 1,032,151
1,340,000 Honolulu City and County, Hawaii, Wastewater System Revenue
Bonds, First Bond Resolution, Senior Refunding Series 2025A
5.000 07/01/37 1,538,269
TOTAL HAWAII 29,381,663
IDAHO - 0.3%
310,000 Boise City, Idaho, Airport Revenue Bonds, Aircraft Maintenance
Facilities Project, Subordinate Series 2015, (AMT)
3.750 09/01/32 309,038
1,455,000 Boise City, Idaho, Airport Revenue Bonds, Employee Parking
Facilities Project, Series 2021B, (AMT)
4.000 09/01/46 1,362,618
1,210,000 Boise City, Idaho, Airport Revenue Bonds, Public Parking
Facilities Project, Refunding Series 2021A
5.000 09/01/51 1,237,487

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 110,000 (b) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5.000% 03/01/60 $ 119,729
1,000,000 (c) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Victory Charter School, Inc. Project, Refunding
Series 2016A
5.000 07/01/39 999,919
895,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2019C
2.900 07/01/39 800,576
4,735,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4.450 01/01/44 4,762,689
10,000,000 Idaho State, Tax Anticipation Notes, Series 2026 4.000 06/30/27 10,131,358
10,430,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3.750 09/01/51 10,219,636
TOTAL IDAHO 29,943,050
ILLINOIS - 5.2%
4,700,000 Berwyn, Cook County, Illinois, General Obligation Bonds,
Series 2014A
5.000 12/01/34 4,699,793
1,024,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 1,021,728
950,000 Cary, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 950,072
1,391,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
2.900 03/01/28 1,387,914
1,418,000 Cary, Illinois, Special Tax Bonds, Special Service Area 2,
Refunding Series 2016 - BAM Insured
3.050 03/01/30 1,418,107
1,380,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/41 1,517,273
1,250,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A
5.000 12/01/42 1,366,126
5,950,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5.000 12/01/45 6,120,182
6,005,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2018B
5.000 01/01/37 6,272,242
1,010,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
4.500 01/01/48 999,341
4,760,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/29 4,981,096
7,965,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/30 8,456,764
1,100,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/27 1,111,635
1,285,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/28 1,327,895
1,500,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2024A
5.000 01/01/29 1,569,673
1,000,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
5.000 12/01/43 1,084,105
2,525,000 Cook County Community Consolidated School District 64,
Illinois, Park Ridge, General Obligation Bonds, School Series
2025
4.250 12/01/47 2,516,155
2,445,000 Cook County School District 28 Northbrook, Illinois, General
Obligation Bonds, Series 2026
4.000 12/01/46 2,322,559
3,450,000 Cook County, Illinois, Sales Tax Revenue Bonds, Series 2021A 4.000 11/15/41 3,387,541
1,150,000 DuPage County Forest Preserve District, Illinois, General
Obligation Bonds, Limited Tax Series 2025
5.000 11/01/28 1,212,835
4,020,000 DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds,  School Series 2022
5.250 12/15/39 4,450,889
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/30 1,017,392
1,000,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/34 1,008,490

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,395,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000% 12/01/35 $ 1,403,002
1,455,000 Effingham and Clay Counties Community Unit School District
Number 40, Effingham,  Illinois, General Obligation Bonds,
School Series 2019A - BAM Insured
4.000 12/01/36 1,461,252
1,225,000 Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025
4.125 12/15/45 1,225,114
1,045,000 Huntley, Illinois, Special Tax Bonds, Special Service Area 9,
Refunding Series 2017 - BAM Insured
3.150 03/01/27 1,045,227
1,000,000 (b) Illinois Development Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019,
(Mandatory Put 11/02/26)
3.450 11/01/44 1,001,998
3,390,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-2
4.000 11/01/30 3,444,197
3,690,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2008A-3
5.000 11/01/30 3,821,160
4,960,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4.000 11/01/30 5,039,559
6,400,000 Illinois Finance Authority, Revenue Bonds, Ann & Robert H.
Lurie Children's Hospital of Chicago, Refunding Series 2017
4.000 08/15/39 6,173,795
2,130,000 Illinois Finance Authority, Revenue Bonds, Art Institute of
Chicago, Series 2016
5.000 03/01/30 2,147,724
28,010,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 28,235,828
85,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4.000 02/15/41 82,869
915,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4.000 02/15/41 922,377
2,375,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3.625 02/15/32 2,388,401
10,000,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
3.750 02/15/34 10,064,080
70,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 70,564
1,505,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4.000 02/15/41 1,517,134
2,505,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/31 2,623,856
1,300,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/32 1,357,516
4,510,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/34 4,687,219
7,610,000 Illinois Finance Authority, Revenue Bonds, Memorial Health
System, Series 2019
5.000 04/01/36 7,870,892
1,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/27 1,001,506
1,935,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/28 1,942,171
2,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5.000 11/15/29 2,007,290
795,000 Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2007
5.400 04/01/27 795,340
4,000,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-1, (Mandatory
Put 8/15/30)
5.000 08/15/43 4,255,480
4,000,000 (b) Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025B-2, (Mandatory
Put 8/15/35)
5.000 08/15/44 4,525,448

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,545,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000% 03/01/32 $ 1,559,210
2,760,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/33 2,784,446
2,005,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
5.000 03/01/34 2,021,941
1,815,000 Illinois FInance Authority, Revenue Bonds, Southern Illinois
Healthcare Enterprises, Inc., Refunding Series 2017C
4.000 03/01/35 1,788,034
3,150,000 (b) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5.000 08/15/52 3,206,076
8,750,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2014A
4.000 10/01/38 8,749,534
5,130,000 (b) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2021B, (Mandatory Put 8/15/31)
5.000 08/15/53 5,568,228
3,070,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4.800 12/01/43 3,182,482
7,500,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2016, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/43 7,513,397
13,655,000 (b),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4.125 12/01/50 13,679,392
1,000,000 (b) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2.450 10/01/39 971,493
21,355,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
2.150 10/01/41 16,592,391
560,000 Illinois Housing Development Authority, Revenue Bonds, Series
2019D
2.950 10/01/39 502,720
5,475,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4.450 10/01/44 5,498,959
2,860,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
6.000 10/01/55 3,158,687
20,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5.000 02/01/34 22,688,054
1,000,000 Illinois State, General Obligation Bonds, June Series 2016 5.000 06/01/28 1,001,686
3,090,000 Illinois State, General Obligation Bonds, June Series 2016 3.500 06/01/29 3,090,654
12,200,000 Illinois State, General Obligation Bonds, November Series
2016
5.000 11/01/26 12,291,551
1,105,000 Illinois State, General Obligation Bonds, November Series
2016
5.000 11/01/27 1,112,983
3,075,000 Illinois State, General Obligation Bonds, November Series
2017C
5.000 11/01/29 3,167,674
1,485,000 Illinois State, General Obligation Bonds, November Series
2017D
3.250 11/01/26 1,487,054
5,990,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/26 6,034,950
16,535,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/27 17,024,934
4,760,000 Illinois State, General Obligation Bonds, November Series
2017D
5.000 11/01/28 4,903,513
2,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5.000 11/01/30 2,126,953
3,570,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/27 3,616,513
2,000,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/28 2,070,631
2,205,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5.000 02/01/29 2,324,441
1,720,000 Illinois State, General Obligation Bonds, Refunding September
Series 2018B
5.000 10/01/32 1,790,619
7,100,000 Illinois State, General Obligation Bonds, Taxable September
Series 2025B
5.250 09/01/29 7,611,127

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 6,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000% 12/01/31 $ 6,626,483
7,170,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5.000 12/01/32 7,182,030
5,800,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2024A
5.000 01/01/36 6,580,337
9,860,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/36 9,874,223
10,015,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5.000 01/01/39 10,027,327
13,090,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015A
5.000 01/01/40 13,105,429
3,540,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5.000 01/01/40 3,544,173
2,520,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6.000 11/01/26 2,540,164
5,425,000 (f) Kane & DeKalb Counties Community Unit School District 302,
Illinois, General Obligation Bonds, Series 2026B
4.125 02/01/46 5,225,722
1,485,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/30 1,498,522
1,215,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/31 1,225,608
1,645,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/32 1,658,539
1,725,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/33 1,738,263
1,815,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5.000 12/01/34 1,827,974
1,845,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4.000 12/01/27 1,875,947
1,925,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4.000 12/01/28 1,960,073
1,560,000 LaSalle County, Illinois, General Obligation Bonds, Self-
Insurance Series 2019
4.000 12/01/29 1,586,111
1,500,000 Madison, Macoupin, Jersey, Calhoun, Morgan, Scott, and
Greene Counties Community College District 536, Illinois,
General Obligation Bonds, Lewis & Clark Community College,
Refunding Series 2017A - AGM Insured
5.000 11/01/31 1,510,492
4,385,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured
4.000 06/15/50 3,940,125
1,905,000 (g) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B
0.000 12/15/51 562,357
1,810,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
4.700 12/15/37 1,486,512
9,045,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
4.850 12/15/42 7,225,837
6,000,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
4.700 12/15/47 4,604,587
1,000,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2020B
5.000 06/15/42 1,037,036
9,580,000 (g) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 12/15/29 8,575,273
3,970,000 (g) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A
0.000 06/15/30 3,494,041
15,000,000 (g) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0.000 12/15/40 8,403,828

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 365,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.200% 03/01/27 $ 365,822
250,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.300 03/01/28 250,557
432,000 Montgomery, Illinois, Lakewood Creek Project Special
Assessment Bonds, Series 2018 - BAM Insured
3.450 03/01/30 433,162
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4.250 01/01/29 260,033
10,020,000 Northern Illinois Municipal Power Agency, Power Project
Revenue Bonds, Prairie State Project, Refunding Series 2016A
5.000 12/01/41 10,060,891
325,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/27 332,455
650,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5.000 10/01/28 678,149
1,488,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5.000 03/01/29 1,490,038
1,283,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.700 03/01/29 1,288,861
1,073,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3.800 03/01/30 1,078,130
2,187,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
4.000 03/01/33 2,198,004
2,125,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5.000 01/01/37 2,360,037
2,440,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A
5.000 01/01/36 2,563,363
2,435,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Second Lien Series 2020A - BAM Insured
5.000 01/01/37 2,563,750
2,715,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.000 04/01/39 2,978,952
2,105,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.000 04/01/40 2,297,247
3,960,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5.000 04/01/41 4,297,510
2,935,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2016B
4.000 10/15/40 2,935,195
965,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4.000 04/15/34 982,835
1,250,000 Southwestern Illinois Development Authority, Local
Government Program Revenue Bonds, Southwestern Illinois
Flood District Council Project, Series 2020
4.000 10/15/35 1,268,192
5,675,000 (g) Will County Community High School District 210 Lincoln-
Way, Illinois, General Obligation Bonds, Capital Appreciation
Refunding School Series 2013B
0.000 01/01/30 5,014,967
TOTAL ILLINOIS 495,046,296
INDIANA - 2.2%
1,250,000 (f) Carmel Local Public Improvement Bond Bank, Indiana,
Multipurpose Revenue Bonds, Ad Valorem Property Tax
Supported Projects, Refunding Series 2026
5.000 01/15/30 1,339,962
1,750,000 (f) Carmel Local Public Improvement Bond Bank, Indiana,
Multipurpose Revenue Bonds, Ad Valorem Property Tax
Supported Projects, Refunding Series 2026
5.000 07/15/30 1,889,967
4,540,000 (b) Indiana Finance Authority, Economic Development Revenue
Bonds, Republic Service, Inc. Project, Refunding Series 2010A,
(AMT), (Mandatory Put 9/01/26)
2.900 05/01/28 4,538,856

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 2,100,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Earlham College, Refunding Series 2013A
5.000% 10/01/32 $ 2,099,868
3,500,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, University of Indianapolis Project, Series 2017
5.000 10/01/43 3,501,900
6,750,000 Indiana Finance Authority, Environmental Facilities Revenue
Bonds, Indianapolis Power & Light Company Project, Refunding
Series 2021B, (Mandatory Put 8/01/26)
1.400 08/01/29 6,227,632
4,000,000 (b) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4.000 05/01/43 4,008,021
2,375,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4.125 12/01/26 2,379,613
3,810,000 Indiana Finance Authority, Health System Revenue Bonds,
Community Health Network, Series 2026A
5.000 05/01/33 4,227,846
6,440,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Goshen
Health, Series 2019B, (Mandatory Put 11/01/26)
2.100 11/01/49 6,388,369
12,830,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Obligation Group, Long Term Rate Series
2023B-3, (Mandatory Put 7/01/32)
5.000 10/01/55 14,124,542
4,045,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5.000 10/01/64 4,300,752
9,530,000 (b) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-2, (Mandatory Put 10/01/31)
5.000 10/01/63 10,381,299
5,000,000 Indiana Finance Authority, Revenue Bonds, Ascension Senior
Credit Group, Series 2025A-1
5.000 11/15/30 5,453,698
1,710,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2014A
5.000 10/01/26 1,713,036
1,470,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 1,133,152
11,335,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
2.125 07/01/41 8,792,111
1,500,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-1
4.500 07/01/44 1,507,026
5,005,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4.650 07/01/44 5,056,373
7,665,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024C-1
4.550 07/01/44 7,670,849
4,800,000 Indiana Municipal Power Agency, Power Supply System
Revenue Bonds, Refunding Series 2026A
5.000 01/01/33 5,375,752
14,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/27 14,517,747
4,230,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5.000 01/01/29 4,441,060
3,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5.000 01/01/27 3,029,791
3,150,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Series 2023I-2, (AMT)
5.000 01/01/28 3,249,043
1,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5.000 07/15/37 1,123,100
1,375,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Local Income Tax Revenue Bonds, Indianapolis Public
Transportation Corporation Project, Green Series 2025A
5.000 07/15/43 1,481,124
1,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Ad Valorem Property Tax Social Series 2025
5.000 07/15/36 1,138,513
2,000,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Refunding & Improvement, Social Series 2024
5.000 07/15/43 2,156,983
4,500,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000 07/15/41 4,836,683

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 4,750,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2024
5.000% 07/15/44 $ 5,043,010
4,000,000 (b) Mount Vernon, Indiana, Environmental Improvement Revenue
Bonds, Southern Indiana Gas and Electric Company Project,
Series 2015, (AMT), (Mandatory Put 9/01/28)
4.250 09/01/55 4,043,101
33,040,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project, Refunding Series 2018B
5.000 01/01/36 33,183,420
8,180,000 (b) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3.700 06/01/47 8,319,994
2,320,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5.000 07/15/32 2,577,500
2,335,000 (c) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
4.500 01/01/34 2,413,899
1,340,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.250 07/15/39 1,501,146
1,750,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5.250 07/15/41 1,942,342
2,070,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5.000 07/15/35 2,325,366
2,190,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5.000 07/15/36 2,445,846
1,535,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2025C
- BAM Insured
5.000 07/15/37 1,703,495
7,700,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A,
(AMT), (Mandatory Put 6/10/33)
4.000 12/01/44 7,851,444
4,560,000 (b) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4.200 06/01/44 4,725,482
TOTAL INDIANA 216,160,713
IOWA - 0.9%
3,120,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5.000 06/01/33 3,549,841
2,555,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5.000 06/01/34 2,892,656
3,740,000 Des Moines, Iowa, General Obligation Bonds, Series 2025A 5.000 06/01/35 4,213,281
1,755,000 Iowa City Community School District, Johnson County, Iowa,
General Obligaiton Bonds, School Series 2020 - BAM Insured
2.500 06/01/39 1,449,071
7,360,000 Iowa Finance Authority, Health Facilities Revenue Bonds,
UnityPoint Health Project,  Series 2014C
4.125 02/15/35 7,360,604
5,685,000 (b),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4.000 12/01/50 6,102,885
5,675,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5.000 12/01/50 6,423,951
8,555,000 (b),(e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5.000 12/01/50 9,678,660
2,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2.600 07/01/37 1,754,608
3,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
3.750 01/01/50 3,961,724
7,400,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2.200 07/01/41 5,748,687

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA (continued)
$ 2,250,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2.100% 07/01/38 $ 1,822,974
2,835,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024C
4.500 07/01/44 2,849,153
800,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/27 816,385
2,100,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/28 2,188,382
1,600,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/30 1,725,530
1,605,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/31 1,757,580
1,610,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/32 1,754,250
1,000,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Senior Class 1 Series 2021A-2
5.000 06/01/33 1,085,684
8,230,000 (b) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5.000 09/01/49 8,259,217
5,000,000 Polk County, Iowa, General Obligation Capital Loan Notes,
Series 2025B
5.000 06/01/45 5,338,335
3,450,000 Winterset, Iowa, Sewer Revenue Loan Agreement Project
Notes, Series 2026
4.000 06/01/29 3,489,936
TOTAL IOWA 84,223,394
KANSAS - 0.6%
6,960,000 Hutchinson, Kansas, General Obligation Bonds, Temporary
Notes Series 2025D
3.375 10/01/28 6,969,600
3,000,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding & improvement Series 2026A -
BAM Insured
5.000 09/01/38 3,401,709
5,040,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding & improvement Series 2026A -
BAM Insured
5.000 09/01/39 5,682,879
10,000,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding & improvement Series 2026A -
BAM Insured
5.000 09/01/42 11,106,226
5,000,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding Series 2026B
5.000 09/01/31 5,504,892
3,000,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding Series 2026B
5.000 09/01/32 3,344,996
1,510,000 Johnson County Unified School District 233, Kansas, General
Obligation Bonds, Refunding Series 2026B
5.000 09/01/33 1,703,060
3,640,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/29 3,906,192
5,000,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5.000 09/01/30 5,465,138
5,000,000 (b) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5.000 11/15/54 5,462,732
3,470,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5.000 06/15/28 3,475,345
1,610,000 Olathe, Kansas, General Obligation Bonds, Temporary Notes
Series 2025A
5.000 09/01/26 1,615,983
2,400,000 (c) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5.750 09/01/39 2,472,252
TOTAL KANSAS 60,111,004

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 1.9%
$ 110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000% 02/01/33 $ 110,468
500,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/34 499,729
180,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/35 179,000
1,110,000 Ashland, Kentucky, Medical Center Revenue Bonds, Ashland
Hospital Corporation d/b/a King's Daughters Medical Center
Project, Refunding Series 2019
4.000 02/01/36 1,097,017
8,145,000 Campbell & Kenton Counties Sanitation District 1, Kentucky,
Revenue Bonds, Refunding Series 2016
4.000 08/01/36 8,106,585
5,000,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 4,253,080
21,420,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2008A,
(AMT)
2.000 02/01/32 19,137,253
1,000,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5.375 02/01/36 1,000,973
3,620,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5.000 09/01/26 3,633,158
3,200,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5.000 06/01/37 3,211,944
1,190,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Medical Health System, Series
2015A
4.500 06/01/46 1,119,584
2,465,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5.000 08/01/28 2,569,470
1,560,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4.400 07/01/44 1,569,690
1,555,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.200 07/01/40 1,559,944
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.500 07/01/45 991,852
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
4.900 07/01/45 1,039,328
4,605,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 119, Series 2018
5.000 05/01/37 4,742,495
2,650,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/28 2,793,184
5,600,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5.000 10/01/43 6,136,176
3,250,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/31 3,599,574
5,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/33 5,653,037
9,875,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5.000 11/15/33 11,320,665
12,025,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5.000 05/15/33 13,609,903
5,270,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds, Series
2015A
4.000 05/15/37 5,269,808
1,320,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/26 1,320,000
3,280,000 Louisville Regional Airport Authority, Kentucky, Airport System
Revenue Bonds, Refunding Series 2014A, (AMT)
5.000 07/01/28 3,286,129

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 7,800,000 (b) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5.000% 10/01/47 $ 8,229,546
6,110,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2003A
2.000 10/01/33 5,305,433
1,060,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5.000 08/01/26 1,060,686
1,110,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5.000 08/01/27 1,111,167
1,165,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5.000 08/01/28 1,166,156
1,230,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5.000 08/01/29 1,231,077
2,935,000 Murray, Kentucky, Hospital Facilities Revenue Bonds, Murray-
Calloway County Public Hospital Corporation Project,
Refunding Series 2016
5.000 08/01/37 2,936,042
15,000,000 (b) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2.450 06/01/39 14,572,395
18,405,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5.000 01/01/55 19,469,641
1,000,000 (b) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4.000 08/01/52 1,015,124
1,255,000 Rural Water Financing Agency, Kentucky, Public Projects
Revenue Bonds, Flexible Term Program, Series 2025H
3.000 08/01/40 1,099,755
3,335,000 (b) Trimble County, Kentucky, Environmental Facilities Revenue
Bonds, Louisville Gas & Electric Company Project, Series
2023A, (AMT), (Mandatory Put 6/01/27)
4.700 06/01/54 3,364,087
8,700,000 (b) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1.300 09/01/44 8,472,316
1,300,000 University of Kentucky, General Receipts Bonds, Series 2018A 3.000 10/01/34 1,261,491
5,475,000 University of Kentucky, General Receipts Bonds, Series 2018A 3.125 10/01/37 5,099,135
3,615,000 University of Kentucky, General Receipts Bonds, Series 2026B 4.125 04/01/46 3,562,070
TOTAL KENTUCKY 186,766,167
LOUISIANA - 1.8%
14,510,000 Calcasieu Parish Memorial Hospital Service District, Louisiana,
Revenue Bonds, Lake Charles Memorial Hospital, Refunding
Series 2019
5.000 12/01/34 14,642,190
2,895,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5.000 08/01/38 3,238,871
2,125,000 East Baton Rouge Parish Capital Improvement District,
Louisiana, Movebr Sales Tax Revenue Bonds, Series 2024
5.000 08/01/39 2,363,150
870,000 Greater New Orleans Expressway Commission, Louisiana, Toll
Revenue Bonds, Subordinate Lien Refunding Series 2025
5.000 11/01/42 945,294
5,295,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5.000 10/01/31 5,847,057
2,470,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2.350 12/01/41 1,966,199
3,050,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4.400 12/01/44 3,067,721
2,085,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.150 12/01/40 2,098,040
3,585,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4.500 12/01/45 3,592,739
1,090,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Bossier City, Louisiana Project, Refunding Series 2025
5.000 06/01/33 1,230,662

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 11,230,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Entergy Lousiana, LLC Project, Refunding Series 2021B
2.500% 04/01/36 $ 9,788,592
11,270,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3.500 11/01/32 11,074,336
1,430,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/28 1,456,395
1,065,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/29 1,083,927
1,185,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/30 1,205,023
1,765,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/31 1,792,959
1,155,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/32 1,172,265
2,695,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2017
5.000 05/15/46 2,700,615
755,015 Louisiana Public Facilities Authority 4.250 07/01/37 550,746
1,000,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025B
5.000 05/15/30 1,070,737
1,110,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/30 1,111,193
3,430,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/32 3,433,418
3,915,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5.000 05/15/33 3,918,776
1,100,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5.500 09/01/54 1,136,322
930,000 Louisiana State, Gasoline and Fuels Tax Revenue Bonds,
Refunding Second Lien Series 2025A
4.000 05/01/40 947,603
5,000,000 Louisiana State, General Obligation Bonds, Series 2016A 5.000 09/01/34 5,018,174
1,010,000 Louisiana State, General Obligation Bonds, Series 2020A 5.000 03/01/32 1,086,982
900,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5.000 01/01/37 965,153
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5.000 01/01/39 1,039,543
1,420,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Louis Armstrong New Orleans International
Airport, Series 2023B, (AMT)
5.000 01/01/40 1,500,565
5,195,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5.000 12/01/26 5,235,127
1,400,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2021A
5.000 12/01/36 1,458,911
6,105,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2024A
5.000 12/01/40 6,423,100
1,525,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5.000 12/01/33 1,654,373
1,500,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5.000 12/01/37 1,612,567
500,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5.000 12/01/39 531,449
2,100,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5.250 12/01/42 2,258,980
520,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/26 520,763
795,000 New Orleans, Louisiana, General Obligation Bonds, Refunding
Series 2015
5.000 12/01/27 796,190
3,265,000 (b),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6.100 12/01/40 3,597,012

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 2,050,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3.700% 08/01/41 $ 2,080,177
21,715,000 (b),(f) Saint John Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017D, (Mandatory
Put 7/02/29)
3.000 06/01/37 21,768,080
10,430,000 (b) Saint John the Baptist Parish, Louisiana, Revenue Bonds,
Marathon Oil Corporation Project, Refunding Series 2017C,
(Mandatory Put 7/03/28)
3.300 06/01/37 10,640,613
1,375,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5.000 03/01/33 1,516,493
760,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/26 765,649
1,475,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/29 1,546,449
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/30 1,569,837
1,795,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
5.000 12/01/32 1,874,766
1,630,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
4.000 12/01/33 1,645,128
6,005,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior
Lien Series 2019B - AGM Insured
3.000 12/01/35 5,736,132
3,900,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5.000 12/01/31 4,273,349
2,000,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series
2016B - BAM Insured
5.000 12/01/41 2,006,675
TOTAL LOUISIANA 170,557,067
MAINE - 0.6%
4,645,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4.000 07/01/41 3,908,183
5,685,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4.000 07/01/46 4,598,879
840,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, MaineHealth Issue, Series 2020A
4.000 07/01/37 843,296
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/26 200,000
195,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/27 199,770
240,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/28 251,536
685,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
2.500 07/01/29 680,657
200,000 Maine Health and Higher Educational Facilities Authority,
Revenue Bonds, Series 2021A - AGM Insured
5.000 07/01/30 216,883
2,900,000 Maine Municipal Bond Bank, Transportation Infrastructure
Revenue Bonds, Transcap Program, Highway and Bridge Series
2026A
5.000 09/01/32 3,268,342
10,000,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2020B
2.350 11/15/40 8,125,669
3,125,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2.050 11/15/41 2,260,193
7,425,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2.400 11/15/41 5,885,135
6,280,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2.550 11/15/40 5,201,783
3,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2.200 11/15/41 2,433,927
10,675,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2.150 11/15/41 8,282,775
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2.400 11/15/41 2,392,408

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MAINE (continued)
$ 1,080,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4.550% 11/15/44 $ 1,086,206
5,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6.000 11/15/55 5,529,026
2,435,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6.000 11/15/56 2,690,958
TOTAL MAINE 58,055,626
MARYLAND - 2.2%
5,140,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated General Improvement, Series 2024
5.000 10/01/36 5,841,610
5,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5.000 03/01/33 5,687,718
5,505,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2025
5.000 03/01/36 6,372,101
6,575,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5.000 03/01/34 7,566,202
11,110,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5.000 03/01/43 12,490,541
10,000,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5.000 03/01/44 11,146,035
1,270,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3.250 01/01/31 1,266,377
3,365,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
5.000 01/01/37 3,368,096
1,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/27 1,782,416
2,780,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/29 2,811,572
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/30 1,010,750
1,365,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/31 1,378,702
145,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/34 146,118
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 1,504,458
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Landing Project, Refunding Series 2021A
1.600 06/01/29 2,847,033
5,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2018A
3.000 02/15/30 5,004,631
22,335,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
3.000 09/01/39 20,131,051
10,375,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2.500 09/01/40 8,557,888
15,055,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1.950 09/01/41 11,274,128
13,245,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
2.100 09/01/41 10,205,322
20,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2.450 09/01/41 16,124,360
4,050,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B
6.250 09/01/56 4,536,616
5,500,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Refunding Series 2025C
5.000 11/01/31 6,140,916
1,000,000 Maryland Economic Development Corporation, Student
Housing Revenue Bonds, University of Maryland, College Park
Project, Refunding Series 2016 - AGM Insured
5.000 06/01/28 1,001,763

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 7,010,000 (b) Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2020B-2, (Mandatory Put 7/01/27)
5.000% 07/01/45 $ 7,080,657
4,460,000 (b) Maryland Health and Higher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025B, (Mandatory Put 7/01/31)
5.000 07/01/45 4,798,278
805,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/32 805,705
2,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/33 2,251,889
1,650,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/34 1,651,193
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/35 2,001,508
1,570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5.000 07/01/36 1,571,116
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4.000 01/01/39 976,744
4,915,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Refunding Series 2024A
5.000 07/01/37 5,556,154
10,005,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 10/01/33 11,461,370
11,200,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5.000 10/01/34 12,771,065
6,650,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2026A
5.000 08/01/32 7,506,274
2,075,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation
Bonds, Consolidated Public Improvement, Series 2026
4.000 06/01/45 2,094,544
TOTAL MARYLAND 208,722,901
MASSACHUSETTS - 2.5%
8,725,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5.000 02/01/36 9,979,755
14,750,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5.000 02/01/37 16,726,979
4,000,000 Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Senior Series 2025B
5.000 07/01/32 4,521,755
835,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/26 835,000
680,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/27 677,647
925,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/28 917,040
960,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5.000 07/01/29 945,332
4,800,000 (c) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4.000 10/01/32 4,809,978
1,968,811 (c),(d) Massachusetts Development Finance Agency, Health Care
Facility Revenue Bonds, Adventcare Project, Series 2007A
6.650 10/15/28 20
2,025,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Series 2016E
3.375 07/01/36 1,915,529
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Refunding Series 2025B-1
5.000 10/01/39 1,128,782
2,300,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/33 2,373,697
1,085,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5.000 07/01/38 1,111,809
15,285,000 (b) Massachusetts Development Finance Agency, Revenue Bonds,
Harvard University, Series 2025A-2, (Mandatory Put 11/15/35)
5.000 05/15/55 17,816,028
415,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/32 452,007

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 320,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000% 07/15/33 $ 348,535
300,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/34 326,752
270,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/35 294,077
135,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/36 147,038
145,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5.000 07/15/37 157,930
250,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/30 274,917
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Phillips Academy, Refunding Series 2024A
5.000 09/01/32 481,042
1,080,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/30 1,071,759
1,240,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/31 1,224,602
1,775,000 Massachusetts Development Finance Agency, Revenue Bonds,
Simmons University Issue, Series 2018L
5.000 10/01/32 1,743,675
1,130,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5.000 07/01/35 1,204,434
1,045,000 Massachusetts Development Finance Agency, Revenue Bonds,
Southcoast Health System Obligated Group Issue, Series
2021G
5.000 07/01/36 1,109,562
4,250,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
3.625 07/01/37 3,988,887
4,245,000 Massachusetts Development Finance Agency, Revenue Bonds,
Wellforce Issue, Series 2019A
4.000 07/01/37 4,022,443
1,930,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
3.000 12/01/39 1,765,302
2,875,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2.125 12/01/41 2,124,681
2,105,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3.050 12/01/27 2,108,777
3,000,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Series 2019C-1
2.900 12/01/39 2,584,201
1,900,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4.550 12/01/44 1,926,796
5,350,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3.500 06/01/29 5,404,428
7,570,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2019-214
2.800 12/01/39 6,664,775
2,330,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Series 2020-218
2.300 12/01/40 1,875,277
4,930,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2.125 12/01/40 3,882,040
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2.200 12/01/41 3,815,327
3,235,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2.350 06/01/39 2,744,063
1,555,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4.100 12/01/39 1,549,217
4,935,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253
6.250 12/01/56 5,540,805
5,000,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5.000 07/01/43 5,001,361

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MASSACHUSETTS (continued)
$ 2,000,000 Massachusetts Port Authority, Revenue Bonds, Series 2019A,
(AMT)
5.000% 07/01/26 $ 2,000,000
3,220,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5.000 08/15/36 3,474,441
5,070,000 Massachusetts School Building Authority, Dedicated Sales Tax
Revenue Bonds, Senior Social Series 2020A
5.000 08/15/45 5,326,705
14,035,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5.000 06/01/33 15,978,059
8,680,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025B
5.000 06/01/34 9,981,094
2,950,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2017F
5.000 11/01/41 3,012,077
16,200,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2019A
5.250 01/01/33 17,233,447
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/37 3,153,332
2,800,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2024B
5.000 11/01/38 3,138,406
2,575,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5.000 06/01/31 2,856,500
12,115,000 (e) Massachusetts State, Special Obligation Dedicated Tax
Revenue Bonds, Refunding Series 2005 - BAM Insured, (ETM)
5.500 01/01/34 13,866,822
1,790,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5.000 06/01/35 2,088,908
1,530,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5.000 06/01/36 1,774,281
2,000,000 Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2025A
5.000 06/01/37 2,303,233
1,650,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5.000 06/01/36 1,913,441
2,180,000 Massachusetts State, Transportation Fund Revenue Bonds,
Refunding Series 2025A
5.000 06/01/37 2,510,523
5,000,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Refunding Green Series 2026D
5.000 08/01/30 5,481,854
1,500,000 Massachusetts Water Resources Authority, General Revenue
Bonds, Series 2018B
5.000 08/01/43 1,547,989
370,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4.000 03/15/46 366,933
1,650,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4.000 03/15/47 1,599,850
1,865,000 North Attleborough, Massachusetts, General Obligation Bonds,
Municipal Purpose Loan, Series 2026
4.000 03/15/48 1,807,559
7,510,417 Somerville, Massachusetts, General Obligation Bonds, Bond
Anticipation Notes Series 2025B
5.000 07/01/26 7,510,417
5,085,000 Somerville, Massachusetts, General Obligation Bonds, Series
2020
2.250 10/15/42 3,910,365
TOTAL MASSACHUSETTS 240,430,297
MICHIGAN - 2.5%
6,030,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2026A
5.000 07/01/33 6,843,115
6,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2026A
5.000 07/01/34 6,877,363
6,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2026A
5.000 07/01/35 6,934,948
780,000 Marquettte, Michigan, Electric Utility System Revenue Bonds,
Refunding Series 2016A
5.000 07/01/30 781,293
11,740,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-1, (Mandatory Put
4/13/28)
1.200 10/15/30 11,259,799
17,380,000 (b) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Refunding Series 2015D-2, (Mandatory Put
4/13/28)
1.200 10/15/38 16,669,106

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 1,000,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000% 07/01/32 $ 1,110,504
1,500,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/33 1,680,045
1,230,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/34 1,385,567
5,000,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5.250 12/01/41 5,008,706
10,690,000 (b) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2022B-MI, (Mandatory
Put 12/01/28)
5.000 12/01/43 11,127,868
1,800,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/28 1,872,672
2,500,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5.000 06/01/33 2,687,706
2,435,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/34 2,489,163
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4.000 06/01/35 1,017,726
2,470,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3.800 10/01/38 2,432,592
8,730,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2021A
2.250 10/01/41 6,609,361
7,700,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3.700 04/01/30 7,700,552
2,255,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3.650 12/01/39 2,228,322
13,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2.950 12/01/39 11,641,935
25,205,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2.600 12/01/40 21,219,096
9,620,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2.150 12/01/41 7,460,488
20,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5.000 04/15/33 22,666,658
22,850,000 Michigan Strategic Fund, Limited Obligation Pollution Control
Revenue Refunding Bonds, Detroit Edison Company, Variable
Rate Demand Obligations, Series 1995CC
1.450 09/01/30 20,480,101
21,550,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Detroit Edison Company Exempt Facilities Project, Refunding
Variable Rate Series 2008ET-2
1.350 08/01/29 19,827,709
2,255,000 (b) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4.000 10/01/61 2,257,175
1,050,000 (c) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
4.250 10/01/36 1,064,998
3,065,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series
2026
5.000 11/01/32 3,441,041
5,000,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series
2026
5.000 11/01/33 5,679,872
3,555,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series
2026
5.000 11/01/34 4,061,384

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 5,990,000 Portage Public Schools, Kalamazoo County, Michigan, General
Obligation Bonds, Refunding School Building & Site Series
2026
5.000% 11/01/35 $ 6,880,087
1,335,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025D, (AMT)
5.000 12/01/31 1,453,759
1,100,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025F, (AMT)
5.000 12/01/31 1,197,854
2,000,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5.000 12/01/32 2,194,808
5,980,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5.000 12/01/33 6,597,480
6,620,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Refunding Series
2025G, (AMT)
5.000 12/01/34 7,344,986
TOTAL MICHIGAN 242,185,839
MINNESOTA - 1.5%
1,910,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.000 02/15/33 1,960,231
1,230,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5.000 02/15/37 1,256,118
7,135,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/43 7,028,905
7,550,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
5.000 02/01/28 7,858,433
5,435,000 Edina Independent School District 273, Hennepin County,
Minnesota, General Obligation Bonds, Facilities Maintenance
Capital Notes Alternative Facilities and School Building
Refunding Series 2024A
3.000 02/01/36 5,272,648
4,360,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5.000 12/01/32 4,938,148
4,580,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5.000 12/01/33 5,246,541
12,490,000 (b) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5.000 11/15/52 13,062,883
1,370,000 Minneapolis-Saint Paul Housing and Redevelopment Authority,
Minnesota, Health Care System Revenue Bonds, Allina Health
System, Refunding Series 2017A
5.000 11/15/28 1,394,219
1,000,000 Minneapolis-St. Paul Metropolitan Airports Commission,
Minnesota, Airport Revenue Bonds, Refunding Subordinate
Lien Series 2019B, (AMT)
5.000 01/01/27 1,009,880
2,982,073 Minnesota Housing Finance Agency, Homeownership Finance
Bonds, Mortgage-Backed Securities Program, Series 2017E
2.850 06/01/47 2,633,028
2,185,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2013C
3.900 07/01/43 2,162,176
6,065,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2.625 01/01/40 5,205,063
4,350,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
3.500 07/01/50 4,350,245
5,430,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2.500 07/01/40 4,494,267
4,605,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2.000 07/01/40 3,411,287
4,110,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2.200 07/01/41 3,192,852

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 9,245,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2.350% 07/01/41 $ 7,390,404
10,070,000 Minnesota State, Certificates of Participation, State Office
Building Project, Series 2023
5.000 11/01/36 11,309,467
10,060,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5.000 08/01/32 11,331,299
14,745,000 Minnesota State, General Obligation Bonds, State Trunk
Highway Series 2021B
5.000 08/01/33 16,818,961
4,360,000 (b) Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025B, (Mandatory Put 5/15/32)
5.000 11/15/55 4,788,392
6,535,000 Saint Paul Independent School District 625, Ramsey County,
Minnesota, Certificates of Participation, Series 2018B
3.500 02/01/39 6,460,521
2,650,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/28 2,606,083
3,095,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/29 2,979,483
4,135,000 White Bear Lake Independent School District 624, Ramsey
County, Minnesota, General Obligation Bonds, Facilities
Maintenance Series 2021A
2.000 02/01/30 3,914,452
TOTAL MINNESOTA 142,075,986
MISSISSIPPI - 0.3%
5,595,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3.200 09/01/28 5,596,201
1,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2.375 06/01/44 684,446
1,365,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
5.500 06/01/45 1,487,870
1,780,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
6.250 12/01/55 1,995,048
2,490,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2.450 12/01/39 2,159,852
1,165,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
3.750 06/01/49 1,172,159
1,470,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2.000 12/01/40 1,109,678
2,830,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4.000 12/01/39 2,822,788
6,560,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4.650 12/01/44 6,660,007
2,000,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5.000 10/15/37 2,062,464
1,590,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 4.000 10/15/38 1,591,406
TOTAL MISSISSIPPI 27,341,919
MISSOURI - 1.4%
2,125,000 Bi-State Development Agency of the Missouri-Illinois
Metropolitan District, Mass Transit Sales Tax Appropriation
Bonds, Refunding Combined Lien Series 2019
5.000 10/01/44 2,212,815
825,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6.000 03/01/33 826,299
2,475,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4.000 03/01/31 2,617,404
3,915,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4.000 03/01/32 4,169,231
3,730,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Project, Refunding Series 2019A, (AMT)
5.000 03/01/38 3,843,049
5,215,000 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2019A, (AMT)
5.000 03/01/44 5,314,168
8,000,000 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Refunding & Improvement Series 2016A
4.000 01/01/40 7,950,362

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 4,595,000 Kansas City, Missouri, Water Revenue Bonds, Series 2017A 4.000% 12/01/39 $ 4,593,507
4,000,000 Ladue School District, Saint Louis County, Missouri, General
Obligation Bonds, Series 2021
2.000 03/01/32 3,633,710
3,000,000 Lees Summit Industrial Development Authority, Missouri,
Revenue Bonds, John Knox Village, Series 2024A
5.000 08/15/39 3,105,898
6,410,000 Metropolitan Saint Louis Sewer District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2025C
5.000 05/01/38 7,295,220
4,335,000 Metropolitan St. Louis Sewerage District, Missouri, Wastewater
System Revenue Bonds, Refunding Series 2026A
5.000 05/01/33 4,941,672
10,425,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2.900 09/01/33 9,869,247
12,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2.900 09/01/33 11,360,285
15,240,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2.750 09/01/33 14,109,675
1,690,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4.000 04/01/45 1,644,207
11,970,000 (b) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025C,
(Mandatory Put 4/01/35)
5.000 04/01/59 13,387,413
1,010,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4.550 11/01/44 1,015,105
5,055,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4.450 11/01/44 5,084,618
2,990,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
3.950 11/01/39 3,007,888
3,530,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2.750 11/01/39 3,144,618
1,500,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2020A
2.550 11/01/40 1,243,456
1,015,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
2.150 11/01/41 787,888
4,215,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
2.000 11/01/41 3,205,204
6,375,000 North Kansas City School District 74, Missouri, General
Obligation Bonds, Improvement Series 2025
5.000 03/01/44 6,950,163
1,920,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5.500 03/01/29 2,061,390
1,935,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5.500 03/01/30 2,124,878
1,220,000 Springfield School District R12, Greene County, Missouri,
General Obligation Bonds, School Building Series 2025
5.500 03/01/31 1,367,113
885,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6.000 03/01/37 886,831
TOTAL MISSOURI 131,753,314

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MONTANA - 0.6%
$ 1,505,000 Cascade County High School District A Great Falls, Montana,
General Obligation Bonds, School Buidling Series 2018
5.000% 07/01/38 $ 1,552,159
740,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5.000 07/01/34 840,301
700,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5.000 07/01/36 805,690
485,000 Flathead County School District 44 Whitefish, Montana,
General Obligation Bonds, School Building Series 2025 - BAM
Insured
5.000 07/01/38 552,527
800,000 Flathead County, Montana, General Obligation Bonds, Series
2026
5.000 07/01/35 924,660
1,250,000 Flathead County, Montana, General Obligation Bonds, Series
2026
5.000 07/01/37 1,440,899
1,250,000 Flathead County, Montana, General Obligation Bonds, Series
2026
5.000 07/01/38 1,433,561
25,675,000 Forsyth, Montana Pollution Control Revenue Bonds, Portland
General Electric Company Project, Refunding Series 1998A
2.125 05/01/33 22,559,246
2,760,000 Forsyth, Rosebud County, Montana, Pollution Control Revenue
Refunding Bonds, Northwestern Corporation Colstrip Project,
Series 2023
3.875 07/01/28 2,802,711
1,000,000 Gallatin County School District 44 Belgrade, Montana, General
Obligation Bonds, School Building Series 2019
4.000 06/01/33 1,026,222
535,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5.000 07/01/36 615,841
665,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5.000 07/01/37 759,868
540,000 Lewis and Clark County High School District, Montana, General
Obligation Bonds, School Building Series 2025 - BAM Insured
5.000 07/01/38 614,495
1,045,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
2.000 12/01/41 793,829
1,660,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
2.000 12/01/41 1,261,011
990,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
3.950 12/01/39 995,917
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4.450 12/01/44 1,006,988
800,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4.300 12/01/44 805,344
1,995,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4.250 12/01/40 2,011,480
4,365,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5.750 06/01/56 4,772,758
3,000,000 (b) Montana Facility Finance Authority, Montana, Health Facilities
Revenue Bonds, Bozeman Deaconess Health Services
Obligated Group, Series 2026B, (Mandatory Put 6/01/36)
5.000 06/01/56 3,351,445
590,000 Montana Facility Finance Authority, Montana, Health Facilities
Reveue Bonds, Bozeman Deaconess Health Services Obligated
Group, Series 2018
3.250 06/01/32 590,142
1,875,000 (b) Montana Facility Finance Authority, Revenue Bonds, Benefis
Health System Obligated Group, Series 2025A, (Mandatory Put
2/15/30)
5.000 02/15/65 1,995,424
TOTAL MONTANA 53,512,518

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NATIONAL - 0.4%
$ 18,505,000 (c) Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Corporate
Taxable Debt Series 2019
3.150% 01/15/36 $ 17,251,838
18,269,716 Federal Home Loan Mortgage Corporation, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-053
2.550 06/15/35 16,126,616
4,948,407 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3.400 01/25/36 4,739,967
TOTAL NATIONAL 38,118,421
NEBRASKA - 0.9%
6,640,000 (b) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5.000 05/01/54 6,965,569
2,025,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5.000 05/15/28 2,026,591
8,520,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5.000 05/15/44 8,522,051
1,070,000 Lincoln, Nebraska, Airport Revenue Bonds, Series 2021, (AMT) 4.000 07/01/36 1,089,547
750,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/26 750,000
200,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/27 200,792
835,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/28 835,450
485,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/29 485,231
1,000,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/30 1,000,393
180,000 Madison County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Faith Regional Health Services Project, Series
2018
5.000 07/01/33 180,057
160,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.600 09/01/34 145,807
7,205,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2.850 09/01/39 6,415,947
10,000,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2.550 09/01/40 8,317,163
610,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1.950 09/01/37 489,570
17,770,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2.300 09/01/41 14,053,426
2,290,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A
4.125 09/01/38 2,293,903
4,275,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6.250 03/01/55 4,779,339
1,605,000 Papillion-LaVista School District 27, Sarpy County, Nebraska,
General Obligation Bonds, Refunding Series 2020B
4.000 12/01/26 1,614,010
3,500,000 Public Power Generation Agency, Nebraska, Whelan Energy
Center Unit 2 Revenue Bonds, Refunding Series 2026A
5.000 01/01/32 3,872,473
1,775,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Refunding Series 2019
4.000 06/15/33 1,809,375
2,240,000 Sarpy County, Nebraska, Limited Tax Highway Allocation Fund
Pledge Bonds, Series 2021
2.000 06/01/27 2,217,586
6,320,000 Saunders County School District 1, Ashland-Greenwood,
Nebraska, General Obligation Bonds, Series 2021
2.000 12/15/50 3,442,500

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 3,660,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250% 02/01/28 $ 3,663,677
1,355,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5.250 02/01/29 1,355,139
5,795,000 Southeast Community College Area, Nebraska, Certificates of
Participation, Series 2018
3.375 12/15/37 5,720,928
TOTAL NEBRASKA 82,246,524
NEVADA - 0.6%
8,400,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
4.000 06/15/46 8,089,664
1,585,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/32 1,579,109
2,060,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4.000 09/01/35 2,027,529
3,585,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4.000 07/01/34 3,602,259
2,860,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2.200 10/01/41 2,215,292
3,670,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Senior Series 2025C
4.750 10/01/40 3,843,522
16,090,000 Nevada State, Motor Vehicle Fuel Tax Highway Improvement
Revenue Bonds, Series 2017
4.000 12/01/34 16,131,567
6,405,000 Truckee Meadows Water Authority, Nevada, Water Revenue
Bonds, Refunding Series 2026
5.000 07/01/32 7,187,561
6,760,000 Washoe County School District, Nevada, General Obligation
Bonds, Limited Tax Improvement Series 2024B
3.000 06/01/38 6,326,467
5,000,000 (b) Washoe County, Nevada, Gas and Water Facilities Revenue
Bonds, Sierra Pacific Power Company, Refunding Series 2016B,
(Mandatory Put 10/01/29)
3.625 03/01/36 5,060,529
TOTAL NEVADA 56,063,499
NEW HAMPSHIRE - 1.1%
10,943,682 National Finance Authority, New Hampshire, Municipal
Certificates Series 2020-1 Class A
4.125 01/20/34 11,131,067
15,011,182 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-2 Class A
4.000 10/20/36 14,941,829
2,891,382 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2023-2 Class A
3.875 01/20/38 2,807,319
12,682,701 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-1 Class A
4.250 07/20/41 12,747,798
5,522,737 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3.625 08/20/39 5,305,221
5,708,788 (b) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4.180 11/20/39 5,692,549
6,818,484 (b) National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2025-3 Class A-1
4.794 02/20/41 7,095,048
7,816,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6.500 12/01/34 7,847,215
14,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4.500 10/01/33 14,595,419
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/32 1,030,091
1,020,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/34 1,041,556
1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Concord Hospital, Series 2021A
4.000 10/01/38 1,001,808
2,830,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5.000 08/01/32 3,119,225

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 1,000,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Elliot Hospital, Series 2016
5.000% 10/01/38 $ 1,002,309
1,680,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Southern New Hampshire Medical Center,
Series 2016
3.500 10/01/34 1,679,690
1,520,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.050 07/01/39 1,524,615
2,020,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4.500 07/01/44 2,027,199
10,370,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4.450 07/01/44 10,430,337
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4.150 07/01/40 2,524,134
2,380,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4.500 07/01/45 2,385,019
TOTAL NEW HAMPSHIRE 109,929,448
NEW JERSEY - 2.8%
1,580,000 Borough of Fair Lawn, Bergen County, New Jersey, General
Obligation Bonds, General Capital and Water Utility Series
2021
2.000 09/01/32 1,432,567
1,220,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2.000 08/15/29 1,166,145
2,075,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2.000 08/15/30 1,946,679
2,060,000 Clifton, New Jersey, General Obligation Bonds, Refunding
Series 2021 - BAM Insured
2.000 08/15/31 1,897,770
2,430,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2020
2.000 07/15/30 2,289,461
1,385,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000 02/15/27 1,372,514
1,355,000 East Brunswick Township, Middlesex County, New Jersey,
General Obligation Bonds, Series 2021
2.000 02/15/30 1,285,118
1,445,000 Flemington-Raritan Regional School District, Hunterdon
County, New Jersey, General Obligation Bonds, Series 2019
2.375 09/01/34 1,291,822
1,585,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2.250 02/01/29 1,543,113
12,740,000 Middlesex County Improvement Authority, New Jersey,
Guaranteed Residential Revenue Bonds, New Jersey Health +
Life Science Exchange - H-3 Project, Series 2026B
5.000 09/15/31 14,203,204
1,000,000 Montclair Township Board of Education, Essex County, New
Jersey, General Obligation Bonds, School Series 2025
4.250 08/01/43 1,019,173
6,180,000 New Jersey Economic Development Authority, Lease Revenue
Bonds, State House Project, Series 2017B
5.000 06/15/37 6,463,103
2,600,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 2,762,173
4,115,000 New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Series 2020A
5.000 11/01/32 4,387,382
1,555,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.000 01/01/28 1,560,014
2,345,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013
- AGM Insured, (AMT)
5.000 01/01/31 2,381,429
2,000,000 New Jersey Economic Development Authority, Private Activity
Bonds, The Goethals Bridge Replacement Project, Series 2013,
(AMT)
5.375 01/01/43 2,002,482
12,830,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 12,829,606
25,000,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2015XX
5.000 06/15/27 25,031,487
430,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ
5.000 06/15/28 450,978

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 5,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5.000% 10/01/47 $ 5,016,404
37,560,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company Inc.
Project, Refunding Series 2019A, (AMT), (Mandatory Put
12/03/29)
2.200 10/01/39 35,806,752
5,310,000 (b) New Jersey Economic Development Authority, Water Facilities
Revenue Bonds, New Jersey-American Water Company
Inc. Project, Refunding Series 2020B, (AMT), (Mandatory Put
6/01/28)
3.750 11/01/34 5,365,826
1,000,000 (b) New Jersey Educational Facilities Authority, Revenue Bonds,
Princeton University, Series 2025A, (Mandatory Put 7/01/35)
5.000 07/01/64 1,150,032
3,345,000 New Jersey Health Care Facilities Authority, Revenue Bonds,
Atlanticare Health System Obligated Group Issue, Series 2021
2.375 07/01/46 2,294,411
1,230,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5.000 07/01/35 1,231,157
205,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3.500 12/01/29 204,739
530,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3.750 12/01/31 529,606
540,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
4.000 12/01/32 539,995
235,000 New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Senior Lien Series 2017-1A,
(AMT)
3.750 12/01/33 234,709
525,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3.750 10/01/35 525,344
365,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5.000 09/01/35 429,672
625,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5.000 09/01/36 742,044
670,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5.000 09/01/37 789,515
1,365,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5.000 09/01/44 1,534,348
1,385,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5.000 09/01/45 1,540,771
1,100,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/36 1,270,764
915,000 New Jersey Institute of Technology, New Jersey, General
Obligation Bonds, Series 2025A - BAM Insured
5.000 07/01/37 1,053,488
3,415,000 New Jersey State, General Obligation Bonds, Covid-19
Emergency Series 2020A
3.000 06/01/32 3,414,950
2,175,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021
2.000 06/01/36 1,801,282
155,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2016A-1
5.000 06/15/29 155,233
3,110,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5.000 06/15/28 3,127,921
6,855,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5.000 06/15/29 6,865,308
5,635,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Forward Delivery Series 2022AA
5.000 06/15/33 6,262,257
4,215,000 New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2022BB
4.000 06/15/42 4,158,720
1,830,000 (g) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - FGIC Insured
0.000 12/15/31 1,538,952
10,230,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
5.000 12/15/33 10,905,243

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 3,340,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4.000% 12/15/39 $ 3,342,863
7,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
3.750 06/15/33 7,575,519
6,190,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5.000 06/15/33 6,488,662
2,570,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4.000 06/15/36 2,612,531
1,845,000 New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2025B
5.000 01/01/34 2,104,715
2,875,000 Ocean City, New Jersey, General Obligation Bonds, General
Improvement Series 2019
2.250 09/15/33 2,600,328
2,350,000 Ocean City, New Jersey, General Obligation Bonds, Refunding
General Improvement Series 2016
1.000 11/15/28 2,242,895
1,530,000 South Orange & Maplewood School District, Essex County,
New Jersey, General Obligation Bonds, Series 2021
2.125 08/15/42 1,105,737
6,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/28 6,422,942
14,185,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/29 14,744,217
3,320,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/31 3,443,692
2,190,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/34 2,265,934
9,205,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5.000 06/01/36 9,489,621
11,265,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4.000 06/01/37 11,349,536
2,195,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5.000 06/01/46 2,165,949
2,585,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2.000 07/15/26 2,582,576
TOTAL NEW JERSEY 266,343,380
NEW MEXICO - 0.5%
6,355,000 Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan and Four
Corners Projects, Refunding Series 2016B
2.150 04/01/33 5,520,159
5,000,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5.000 06/15/27 5,120,105
3,500,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5.000 12/15/32 3,959,500
1,230,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018B
3.750 07/01/38 1,218,641
3,125,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3.750 07/01/38 3,105,057
3,550,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
3.000 07/01/39 3,221,884
2,530,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019F
2.850 07/01/39 2,258,723
2,485,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
2.150 07/01/41 1,936,429
4,845,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2.100 07/01/41 3,740,698
3,490,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021D
2.350 07/01/41 2,789,887
1,060,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.100 09/01/39 1,054,861
1,950,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024C
4.600 09/01/44 1,970,791
7,205,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4.450 09/01/44 7,244,819

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 590,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4.100% 09/01/39 $ 587,139
3,700,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4.375 09/01/44 3,741,203
2,430,000 (b) New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5.000 06/01/54 2,585,129
TOTAL NEW MEXICO 50,055,025
NEW YORK - 5.9%
1,280,000 Barker Central School District, New York, General Obligation
Bonds, Series 2026
4.000 06/15/33 1,367,441
1,335,000 Barker Central School District, New York, General Obligation
Bonds, Series 2026
4.000 06/15/34 1,431,517
1,390,000 Barker Central School District, New York, General Obligation
Bonds, Series 2026
4.000 06/15/35 1,466,955
1,250,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Series 2023B
5.000 11/01/35 1,437,716
650,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 678,715
3,390,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,351,200
3,845,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5.000 06/01/40 3,700,311
1,125,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5.000 07/01/34 1,282,620
1,170,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Saint Johns University, Series 2025
5.000 07/01/36 1,338,736
5,000,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1.800 05/01/48 4,833,811
1,400,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/27 1,402,388
1,300,000 (c) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5.000 12/01/29 1,301,209
5,140,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5.000 02/15/37 5,151,667
3,335,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose Series 2016A
Group A
5.000 02/15/38 3,342,197
6,965,000 (e) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A,
(ETM)
5.000 03/15/28 7,276,809
1,070,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2018A
5.000 03/15/34 1,074,592
8,345,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018A
5.000 03/15/40 8,597,053
6,800,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018C
5.000 03/15/38 7,018,840
6,125,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2018C
5.000 03/15/43 6,294,510
6,000,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5.000 03/15/34 6,902,767
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5.000 09/15/35 1,173,087
1,000,000 Erie County, New York, General Obligation Bonds, Public
Improvement Series 2025A
5.000 09/15/37 1,166,934
5,000,000 Hudson Yards Infrastructure Corporation, New York, Revenue
Bonds, Second Indenture Fiscal 2017 Series A - BAM Insured
5.000 02/15/42 5,056,045
8,195,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5.000 09/01/39 8,504,648

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 17,120,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5.000% 11/15/30 $ 17,262,051
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1
5.000 11/15/43 6,249,225
6,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5.000 11/15/41 6,595,001
1,195,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2016D
5.000 11/15/31 1,204,226
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Series 2021A-2
4.000 11/15/42 4,896,822
930,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
4.000 01/01/30 924,774
1,910,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5.000 01/01/40 1,915,996
1,525,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/28 1,532,705
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/29 1,005,962
655,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/30 657,299
2,455,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5.000 07/01/32 2,462,124
5,000,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2025A
5.000 04/01/36 5,788,012
5,685,000 Nassau County, New York, General Obligation Bonds,
Refunding General Improvement Series 2017C
5.000 10/01/36 5,841,670
5,200,000 (b) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2025B-2, (Mandatory Put 7/02/29)
3.950 11/01/64 5,292,957
1,630,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
4.000 01/01/32 1,691,298
1,065,000 New York City Industrial Development Agency, New York,
PILOT Payment in Lieu of Taxes Revenue Bonds, Queens
Baseball Stadium Project, Refunding Series 2021A - AGM
Insured
3.000 01/01/33 1,046,562
5,010,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2018 Series AA
5.000 06/15/38 5,104,873
2,100,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1
5.000 02/01/43 2,116,998
6,235,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2019 Series A-1
5.000 08/01/40 6,437,638
8,050,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2022 Subseries F-1
5.000 02/01/43 8,585,795
3,020,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5.000 11/01/39 3,340,498
7,240,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2024G-1
5.000 05/01/41 7,922,647
10,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5.000 05/01/40 11,035,712
5,185,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5.000 11/01/39 5,735,259

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,550,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024B
5.000% 05/01/38 $ 2,813,980
1,000,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5.000 12/01/32 1,120,725
11,260,000 New York City, New York, General Obligation Bonds, Fiscal
2018 Series F-1
5.000 04/01/43 11,498,095
11,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series B-1
5.000 08/01/31 12,108,146
2,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5.000 08/01/29 2,139,747
5,000,000 New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5.000 08/01/30 5,427,172
3,750,000 New York City, New York, General Obligation Bonds, Fiscal
2026, Subseries Series F-1
5.000 08/01/31 4,127,777
5,000 New York City, New York, General Obligation Bonds, Refunding
Fiscal 2015 Series C
5.000 08/01/29 5,010
1,005,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3.125 09/15/50 768,450
18,000,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2026A
5.000 03/15/34 20,654,570
5,000,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4.000 05/15/32 5,063,263
600,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.625 11/01/33 600,877
2,000,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Green Bond Series
2018I
3.875 11/01/38 1,998,290
2,330,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.600 11/01/34 2,084,124
10,105,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
2.850 11/01/39 8,674,239
7,615,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3.850 11/01/39 7,516,419
17,225,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2.300 11/01/40 13,888,264
3,190,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4.375 11/01/44 3,195,687
4,400,000 (b) New York State Housing Finance Agency, Housing Revenue
Bonds, 160 West 2nd Street Series 2011A-2, (Mandatory Put
4/01/32)
3.600 11/01/44 4,453,090
5,000,000 (b) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Sustainability Series 2024A-2,
(Mandatory Put 6/15/29)
3.350 06/15/54 5,016,201
9,685,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
3.000 10/01/39 8,752,363
10,175,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2.300 10/01/40 8,218,731
6,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2.300 10/01/40 4,846,426
21,935,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2.400 10/01/41 17,513,455
5,305,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 233
2.200 04/01/36 4,553,652
12,255,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2.450 10/01/41 9,872,338
2,485,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6.000 10/01/55 2,736,952
2,250,000 New York State Power Authority, General Revenue Bonds,
Green Series 2024A
5.000 11/15/36 2,612,834

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 755,000 New York State Thruway Authority, General Revenue Bonds,
Refunding Series 2024Q
5.000% 01/01/28 $ 784,048
1,135,000 New York State Urban Development Corporation, State
Personal Income Tax Revenue Bonds, General Purpose Group
1, Series 2019A
5.000 03/15/41 1,175,978
1,190,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/30 1,191,211
910,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/32 909,971
8,075,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
4.000 07/01/33 8,074,770
8,585,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/34 8,591,888
18,530,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 18,537,581
2,690,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4.000 07/01/46 2,466,835
28,415,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 28,413,514
1,100,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 1,100,810
2,500,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5.500 06/30/54 2,556,548
7,800,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5.000 12/01/29 8,219,677
15,020,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
4.000 01/01/36 15,023,465
1,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 1,117,281
4,375,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/35 4,852,025
3,180,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/36 3,500,000
1,910,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Thirty-Eighth Series 2023, (AMT)
5.000 07/15/37 2,080,378
2,435,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/28 2,447,380
2,695,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/29 2,705,636
4,200,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/30 4,210,061
2,100,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/31 2,102,854
1,335,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000 07/01/32 1,336,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 3,080,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5.000% 07/01/33 $ 3,083,346
10,690,000 Suffolk County, New York, General Obligation Bonds, Public
Improvement Series 2024A
3.000 10/15/39 10,097,153
1,000,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/32 1,089,596
2,275,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5.000 06/01/33 2,469,931
8,600,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5.000 11/15/34 8,756,388
2,760,000 Triborough Bridge and Tunnel Authority, New York, General
Purpose Revenue Bonds, MTA Bridges & Tunnels, Refunding
Series 2017B
5.000 11/15/35 2,809,008
4,580,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2026A-1
5.000 11/15/44 5,053,092
2,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2026A-1
5.000 11/15/45 2,188,919
3,250,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2026A-2
5.000 11/15/36 3,815,046
55,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5.000 11/15/27 56,565
3,750,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Green Bonds, Series 2022D-2
5.000 11/15/39 4,119,924
7,240,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 06/15/32 7,922,169
5,545,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 06/15/33 6,165,995
9,875,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5.000 12/15/33 11,088,934
1,105,000 Yonkers, New York, General Obligation Bonds, Serial Series
2022F - BAM Insured
5.000 11/15/42 1,199,709
TOTAL NEW YORK 563,372,960
NORTH CAROLINA - 1.1%
1,745,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5.000 11/01/28 1,835,478
1,000,000 Appalachian State University, North Carolina, Revenue Bonds,
Millennial Campus Indoor Facilities Project Series 2024
5.000 11/01/29 1,069,627
865,000 Brunswick County, North Carolina, Enterprise System Revenue
Bonds, Series 2020
3.000 04/01/38 806,080
10,190,000 (b) Charlotte-Mecklenburg Hospital Authority, North Carolina,
Health Care Revenue Bonds, DBA Carolinas HealthCare
System, Variable Rate Demand Series 2021B, (Mandatory Put
6/15/27)
3.250 01/15/50 10,239,540
5,485,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5.000 12/01/33 6,314,949
5,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5.000 12/01/34 5,816,806
4,295,000 North Carolina Capital Facilities Financing Agency, Educational
Facility Revenue Bonds, Wake Forest University, Refunding
Series 2026
5.000 01/01/36 4,985,050
1,145,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4.550 07/01/44 1,149,074
9,560,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.000 07/01/39 9,562,030
4,165,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 55A
4.350 01/01/44 4,206,136
5,925,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6.250 07/01/57 6,735,806

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA (continued)
$ 6,420,000 (f) North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 61
6.500% 07/01/57 $ 7,425,303
1,120,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4.000 07/01/39 1,118,143
3,275,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2.625 07/01/39 2,858,253
4,640,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2.800 01/01/40 4,062,919
12,735,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2.300 07/01/41 10,089,631
2,290,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6.250 01/01/57 2,588,444
9,270,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Advocate Health Nonprofit Credit
Group, Series 2026A-1
5.000 08/01/35 10,545,746
6,000,000 North Carolina State, General Obligation Bonds, Refunding
Series 2025C
5.000 06/01/30 6,555,554
5,265,000 North Carolina State, Limited Obligation Bonds, Refunding
Series 2025B
5.000 05/01/33 5,984,251
TOTAL NORTH CAROLINA 103,948,820
NORTH DAKOTA - 1.0%
3,525,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3.450 04/01/27 3,524,906
1,320,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/27 1,320,913
1,385,000 Fargo, North Dakota, General Obligation Bonds, Refunding
Improvement Series 2021A
4.000 05/01/28 1,385,909
5,690,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5.000 12/01/32 5,983,544
5,920,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5.000 12/01/33 6,202,041
2,675,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5.000 12/01/34 2,797,806
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/33 451,735
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/36 427,324
3,440,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3.000 05/01/46 2,404,445
1,795,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4.500 05/01/39 1,818,808
2,200,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2026B - BAM Insured
4.375 05/01/41 2,199,845
2,825,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3.200 07/01/39 2,599,550
2,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
3.000 07/01/40 2,208,511
4,535,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2.350 07/01/40 3,714,281
6,900,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2.250 07/01/41 5,409,336
10,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2.450 07/01/41 8,075,346
5,275,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4.550 07/01/44 5,304,440
5,050,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
4.175 07/01/39 5,061,714
4,820,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2024D
6.000 07/01/55 5,317,986
2,965,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025A
6.000 01/01/56 3,237,953

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 2,975,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5.750% 07/01/56 $ 3,248,901
3,785,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/28 3,817,913
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/29 3,018,703
1,310,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/31 1,315,034
3,480,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/34 3,466,471
10,980,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/38 10,901,108
3,395,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5.000 06/01/43 3,250,927
TOTAL NORTH DAKOTA 98,465,450
OHIO - 4.1%
4,475,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/27 4,571,976
6,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/28 7,065,073
15,035,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/29 15,873,494
4,000,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/30 4,294,509
11,640,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/31 12,464,052
8,075,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/32 8,701,482
4,450,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/33 4,781,578
4,045,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/34 4,303,503
2,830,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/35 2,995,723
815,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5.000 06/01/36 855,399
7,755,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/37 7,836,849
2,810,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/38 2,829,203
2,155,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/39 2,141,165
8,775,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3.000 06/01/48 6,323,369
3,825,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4.000 06/01/48 3,371,071
13,385,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 10,499,909

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 5,370,000 Cincinnati, Ohio, Water System Revenue Bonds, Series 2019A 5.000% 12/01/44 $ 5,614,815
11,545,000 Columbus City School District, Franklin County, Ohio, General
Obligation Bonds, Refunding Various Purpose Series 2026A
5.000 12/01/31 12,863,569
6,500,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5.000 01/01/40 7,017,908
5,695,000 Columbus Regional Airport Authority, Ohio, Revenue Bonds,
John Glenn Columbus International Airport, Series 2025A,
(AMT)
5.250 01/01/41 6,238,415
3,460,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5.000 04/01/34 3,979,842
3,250,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5.000 10/01/32 3,672,794
4,010,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5.000 10/01/33 4,588,048
3,000,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5.000 10/01/34 3,467,635
1,000,000 Franklin County, Ohio, Sales Tax Revenue Bonds, Various
Purpose Series 2018
5.000 06/01/43 1,029,603
1,520,000 Huber Heights City School District, Montgomery County, Ohio,
General Obligation Bonds, Refunding Series 2025
5.000 12/01/32 1,712,976
1,115,000 Montgomery County, Ohio, Hospital Facilities Revenue Bonds,
Kettering Health Network Obligated Group Project, Refunding
& Improvement Series 2021
3.000 08/01/40 984,734
1,750,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5.000 02/15/27 1,753,493
7,000,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Generation Corporation
Project, Refunding Series 2009D
3.375 08/01/29 6,915,969
2,200,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A
4.750 06/01/33 2,291,432
5,350,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005A, (AMT)
3.750 01/01/29 5,407,171
25,825,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2.500 08/01/40 24,973,565
18,600,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2.500 11/01/42 18,014,541
12,595,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2.600 06/01/41 12,225,586
19,950,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/40 20,163,892
5,940,000 (b) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4.250 11/01/39 5,992,943
155,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3.750 01/15/28 155,622
5,100,000 (b) Ohio Higher Educational Facility Commission, Revenue
Bonds, Case Western Reserve University Project, Series 2019C,
(Mandatory Put 12/01/26)
1.625 12/01/34 5,057,734
1,815,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5.000 01/15/36 1,888,388
2,190,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
3.000 09/01/39 1,979,241
3,835,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2.750 09/01/40 3,318,536

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,390,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020B
2.250% 09/01/40 $ 1,125,081
3,605,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2.250 09/01/41 2,820,853
4,865,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2.450 09/01/41 3,922,251
1,275,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4.350 09/01/44 1,301,362
8,190,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4.500 09/01/44 8,227,243
2,875,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Social Series 2025A
4.150 09/01/40 2,896,550
10,000,000 Ohio State, General Obligation Bonds, Common Schools
Series 2026A
5.000 09/15/42 11,255,593
10,000,000 Ohio State, General Obligation Bonds, Common Schools
Series 2026A
5.000 09/15/43 11,203,018
5,585,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5.000 11/01/31 6,229,934
9,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5.000 11/01/33 10,294,007
2,000,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5.000 11/01/31 2,230,952
5,360,000 Ohio State, General Obligation Bonds, Higher Education Series
2025C
5.000 11/01/33 6,130,653
5,075,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5.000 05/01/31 5,617,345
11,960,000 Ohio State, General Obligation Bonds, Refunding Highway
Capital Improvement Series 2026AA
5.000 05/01/29 12,780,536
5,655,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructure Commission, Infrastructure Projects, Junior Lien
Series 2018A
5.000 02/15/27 5,740,333
5,000,000 Ohio Water Development Authority, Revenue Bonds, Fresh
Water Revolving Fund, Refunding Series 2026A
5.000 06/01/33 5,695,592
6,000,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2025
5.000 12/01/32 6,791,844
1,750,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5.000 12/01/31 1,955,478
1,185,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025
5.000 12/01/32 1,341,389
1,730,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/32 1,958,315
5,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Various Purpose
Series 2026
5.000 12/01/45 5,465,157
1,000,000 (c) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5.625 03/01/46 1,015,746
3,055,000 Toledo-Lucas County Port Authority, Ohio, Development
Revenue Bonds, Northwest Ohio Bond Fund, HB Magruder
Memorial Hospital Project, Series 2021F
2.250 11/15/36 2,516,684
370,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5.375 03/01/27 370,050
4,700,000 (e) Van Wert County Hospital, Ohio, Revenue Bonds, Van Wert
Health Obligated Group Refunding Facilities Improvement
Series 2020, (Pre-refunded 12/01/29)
6.125 12/01/49 5,153,712
11,700,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6.375 12/01/37 12,630,570
TOTAL OHIO 396,887,055

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA - 2.8%
$ 1,110,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Refunding Series 2020
4.000% 12/01/28 $ 1,139,365
1,775,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.000 09/01/28 1,718,094
1,850,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.000 09/01/29 1,755,379
1,800,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.750 09/01/30 1,753,031
1,790,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2.750 09/01/31 1,714,615
7,855,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/33 8,115,323
12,345,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4.000 08/15/34 12,693,505
1,725,000 Carter County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Plainview Public
Schools Project, Series 2021A
4.000 12/01/35 1,782,233
10,000,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4.000 06/01/31 10,427,935
910,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/27 919,996
945,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/28 965,983
960,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/29 989,382
875,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/30 905,500
690,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/31 718,277
930,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/32 966,575
800,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/33 828,788
900,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/34 929,728
1,070,000 Cleveland County Public Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Norman
Technology Center Project, Series 2021
4.000 05/01/35 1,099,723
1,470,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5.000 12/01/28 1,523,586
1,635,000 Comanche County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Elgin Public
Schools Project, Series 2017A
5.000 12/01/31 1,691,272
2,720,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5.000 09/01/29 2,728,117

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 5,445,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5.000% 09/01/31 $ 5,461,064
3,220,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
3.625 09/01/36 3,235,674
1,365,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4.000 09/01/32 1,392,579
1,485,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4.000 09/01/34 1,501,533
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Amber-Pocasset
Public Schools Project, Series 2019
4.000 09/01/36 1,003,301
1,890,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4.000 09/01/32 1,928,187
1,790,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4.000 09/01/33 1,815,468
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Tuttle Public
Schools Project, Series 2019
4.000 09/01/34 1,011,432
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/30 1,077,729
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5.000 07/01/31 1,092,665
2,490,000 Lincoln County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Stroud Public Schools Project, Series
2016
5.000 09/01/26 2,497,408
890,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/33 921,342
920,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/34 951,901
960,000 Love County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marietta Public
Schools Project, Series 2021
4.000 12/01/35 989,448
1,280,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5.000 09/01/30 1,337,631
1,565,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Purcell Public
Schools Project, Series 2018
5.000 09/01/34 1,623,839
1,500,000 Oklahoma City Public Property Authority, Oklahoma, Arena
Sales Tax Revenue Bonds, Series 2026
5.000 06/01/30 1,632,454
4,850,000 Oklahoma City Public Property Authority, Oklahoma, Arena
Sales Tax Revenue Bonds, Series 2026
5.000 06/01/31 5,354,279
1,635,000 Oklahoma City Public Property Authority, Oklahoma, Arena
Sales Tax Revenue Bonds, Series 2026
5.000 06/01/32 1,826,059
2,000,000 Oklahoma City Public Property Authority, Oklahoma, Arena
Sales Tax Revenue Bonds, Series 2026
5.000 06/01/33 2,260,769
1,615,000 Oklahoma City Public Property Authority, Oklahoma, Arena
Sales Tax Revenue Bonds, Series 2026
5.000 06/01/34 1,846,019
5,725,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2025
5.000 03/01/33 6,504,964
1,360,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Crooked Oak Public Schools
Project, Series 2026
5.000 09/01/30 1,430,448
1,600,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Crooked Oak Public Schools
Project, Series 2026
5.000 09/01/32 1,704,928

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 6,165,000 Oklahoma County Independent School District 89 Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2024A
1.250% 07/01/26 $ 6,165,000
590,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/28 606,931
9,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/33 9,713,630
8,615,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.000 08/15/38 8,734,713
3,795,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.250 08/15/43 3,837,630
2,505,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5.500 08/15/57 2,516,513
4,975,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5.500 08/15/37 5,194,494
975,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2019A
3.000 09/01/39 881,573
1,430,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
3.000 09/01/40 1,272,534
2,480,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2025B
6.500 09/01/56 2,809,778
3,095,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6.000 09/01/57 3,471,006
4,830,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026B
6.250 09/01/57 5,509,286
1,600,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2026
5.000 09/01/32 1,746,264
2,035,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2026
5.000 09/01/33 2,242,748
745,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/29 762,809
455,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/30 467,514
1,110,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4.000 09/01/31 1,142,248
7,800,000 Tulsa County Independent School District 001 Tulsa,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022A
2.000 03/01/27 7,737,347
10,000,000 Tulsa County Independent School District 4, Tulsa County,
Oklahoma, Combined Purpose Bixby Series 2024
4.000 07/01/26 10,000,000
9,300,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4.000 06/01/30 9,717,123
9,165,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4.000 06/01/31 9,638,497
7,000,000 Tulsa County Independent School District 9 Union Board of
Education, Oklahoma, General Obligation Bonds, Building
Series 2026
2.000 04/01/28 6,902,879
1,540,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2.000 09/01/27 1,514,541
1,605,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2.000 09/01/28 1,553,545
1,670,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2.000 09/01/29 1,584,585
3,150,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Berryhill Public Schools
Project, Series 2020
2.000 09/01/30 2,936,099

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 10,755,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2016
5.000% 09/01/26 $ 10,771,626
5,650,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4.000 09/01/30 5,832,090
5,425,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2021A
4.000 09/01/31 5,616,468
9,955,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jenks Public Schools Project,
Series 2015
5.000 09/01/26 9,970,389
3,415,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Owasso Public Schools Project,
Series 2025
5.000 09/01/31 3,768,469
7,280,000 Tulsa, Oklahoma, General Obligation Bonds, Series 2024C 0.050 10/01/37 4,772,587
2,600,000 Washington County Rural Water District 3, Oklahoma, Revenue
Bonds, Refunding & Capital improvement Series 2020
3.000 09/15/35 2,507,519
2,165,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5.000 03/01/29 2,265,384
2,015,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5.000 03/01/31 2,113,084
2,500,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5.000 03/01/33 2,611,071
TOTAL OKLAHOMA 264,655,502
OREGON - 1.3%
5,125,000 (h) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5.000 06/15/36 5,220,394
1,850,000 (g) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000 06/15/37 1,208,564
5,000,000 (g) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Series 2025A
0.000 06/15/38 3,086,580
1,765,000 (h) Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5.000 06/15/38 1,828,345
1,260,000 (h) Clackamas Community College District, Oregon, General
Obligation Bonds, Deferred Interest Series 2017A
5.000 06/15/40 1,280,350
1,665,000 (g) Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/34 1,237,694
1,645,000 (g) Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/35 1,162,900
1,070,000 (g) Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/37 688,925
2,150,000 (g) Clackamas County School District 62, Oregon City, Oregon,
General Obligation Bonds, Refunding Series 2018A
0.000 06/15/39 1,259,466
2,075,000 Corvallis, Oregon, General Obligation Bonds, Full Faith &
Credit Series 2026
5.000 06/01/40 2,337,892
1,110,000 Corvallis, Oregon, General Obligation Bonds, Full Faith &
Credit Series 2026
5.000 06/01/41 1,246,560
2,285,000 Corvallis, Oregon, General Obligation Bonds, Full Faith &
Credit Series 2026
5.000 06/01/42 2,552,787
3,985,000 Marion and Polk Counties School District 24J, Salem-Kreizer,
Oregon, General Obligation Bonds, Series 2018
5.000 06/15/36 4,139,522
2,800,000 (g) Multnomah-Clackamas Counties School District 10JT Greham-
Barlow, Oregon, General Obligation Bonds, Deferred interest
Series 2019A
0.000 06/15/38 1,743,133
1,000,000 Oregon Department of Transportation, Revenue Bonds, Grant
Anticipation, Social 2024
5.000 05/15/39 1,121,473
6,585,000 (b) Oregon Health and Science University, Revenue Bonds, Green
Series 2021B-2, (Mandatory Put 2/01/32)
5.000 07/01/46 7,157,454

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 1,845,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2017D
3.450% 01/01/38 $ 1,804,662
3,085,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2018C
3.900 07/01/38 3,062,561
7,955,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2019A
2.650 07/01/39 6,969,039
7,420,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2.250 07/01/41 5,816,996
2,710,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
4.750 07/01/40 2,830,719
4,445,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2026A
6.250 07/01/56 5,061,223
5,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Refunding Subordinate Lien Series 2024A
5.000 11/15/33 5,728,397
550,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/31 614,451
1,000,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/32 1,132,548
2,295,000 Oregon State University, General Revenue Bonds, Series 2026 5.000 04/01/36 2,666,584
3,325,000 Oregon State, General Obligation Bonds, Veterans Welfare
Series 108 of 2021O
2.600 12/01/42 2,658,728
4,840,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5.150 10/01/26 4,840,744
4,050,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Green Series 2023-29, (AMT)
5.000 07/01/38 4,375,521
5,000,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT)
5.000 07/01/33 5,484,750
1,925,000 Salem Hospital Facility Authority, Oregon, Revenue Bonds,
Salem Health Projects, Refunding Series 2016A
5.000 05/15/33 1,926,616
3,715,000 Tri-County Metropolitan Transportation District, Oregon,
Capital Grant Receipt Revenue Bonds, Series 2018A
4.000 10/01/33 3,754,957
7,010,000 Tri-County Metropolitan Transportation District, Oregon, Payroll
Tax Revenue Bonds, Refunding Senior Lien Series 2026A
5.000 09/01/35 8,178,008
4,500,000 Tri-County Metropolitan Transportation District, Oregon, Payroll
Tax Revenue Bonds, Refunding Senior Lien Series 2026A
5.000 09/01/36 5,281,976
2,500,000 Tri-County Metropolitan Transportation District, Oregon, Payroll
Tax Revenue Bonds, Refunding Senior Lien Series 2026A
4.000 09/01/47 2,460,388
3,000,000 University of Oregon, General Revenue Bonds, Refunding
Series 2026A
5.000 04/01/36 3,499,494
6,510,000 Washington County, Oregon, General Obligation Bonds, Full
Faith & Credit Obligation Series 2025
5.000 06/01/33 7,450,907
TOTAL OREGON 122,871,308
PENNSYLVANIA - 3.8%
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5.000 01/01/28 1,029,658
1,400,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5.000 01/01/29 1,469,854
2,500,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2023A
- AGM Insured, (AMT)
5.000 01/01/30 2,666,322
1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5.000 04/01/36 1,022,875
10,085,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/37 10,063,303
5,205,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/38 5,157,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 5,710,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000% 04/01/44 $ 5,352,582
2,815,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4.000 04/01/44 2,698,593
980,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5.000 05/01/28 1,013,429
2,234,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6.000 06/30/34 2,370,393
27,211,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5.000 06/30/39 26,011,057
13,988,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6.000 06/30/44 10,570,660
4,690,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8.000 06/30/34 4,783,511
1,025,000 Capital Region Water, Pennsylvania, Water Revenue Bonds,
Series 2018
5.000 07/15/27 1,048,680
5,190,000 (b) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2.450 12/01/39 4,912,598
20,870,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
4.000 06/01/39 20,639,687
2,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5.000 07/01/42 2,025,982
1,375,000 (f) Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2026A - BAM
Insured
5.000 10/15/28 1,442,361
2,020,000 (f) Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2026A - BAM
Insured
5.000 10/15/29 2,153,283
3,000,000 (f) Gateway School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Refunding Series 2026A - BAM
Insured
5.000 10/15/30 3,240,738
4,465,000 Lehigh County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Lehigh Valley Health Network, Series
2019A
4.000 07/01/49 3,936,507
7,070,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016A
3.000 09/01/29 7,074,275
16,805,000 (b) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2.450 12/01/39 15,906,785
4,440,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3.000 10/01/36 4,117,359
3,160,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5.000 12/31/34 3,162,679
11,000,000 (b) Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2025A, (Mandatory Put 3/15/35)
5.000 03/15/60 12,122,166
3,700,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services
Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put
7/15/26)
2.950 04/01/34 3,699,495
5,980,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-1, (AMT), (Mandatory Put 7/15/26)
2.950 04/01/49 5,979,184

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,600,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3.250% 04/01/49 $ 1,599,948
1,250,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0.950 12/01/33 1,238,493
2,400,000 (b) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2013, (AMT), (Mandatory Put 8/03/26)
2.950 08/01/45 2,399,881
1,020,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/37 743,178
10,785,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5.000 05/01/42 7,205,235
1,135,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
3.000 07/15/39 942,655
19,900,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3.100 10/01/36 18,810,395
13,055,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3.500 10/01/37 12,787,656
6,615,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128B
3.500 10/01/34 6,607,888
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.500 10/01/34 888,920
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2.700 10/01/39 885,239
3,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3.000 10/01/39 3,508,513
3,355,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.125 10/01/35 2,933,410
10,150,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2.350 10/01/40 8,269,095
15,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2.450 10/01/41 12,287,847
4,800,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-1394A
4.000 10/01/37 4,826,963
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4.600 10/01/44 1,010,876
9,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/29 9,666,700
6,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5.000 08/15/33 6,830,201
3,215,000 Pennsylvania State, General Obligation Bonds, First Series
2023
5.000 09/01/38 3,568,365
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5.000 08/15/30 5,469,222
2,720,000 (h) Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4.500 12/01/34 2,735,926
5,240,000 (h) Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4.750 12/01/37 5,272,170
1,125,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5.250 12/01/44 1,170,477
16,220,000 (h) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6.375 12/01/38 16,971,875
6,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate First Series 2026
5.000 06/01/29 6,392,419
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5.000 12/01/29 3,230,714
3,450,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Second Series 2017
5.000 12/01/31 3,556,550
5,725,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Series 2016A
5.000 12/01/36 5,762,602

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,845,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000% 12/01/31 $ 3,963,748
2,465,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5.000 12/01/32 2,538,128
2,260,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
4.000 12/01/36 2,274,632
3,130,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2017A-1
5.000 12/01/36 3,214,036
1,835,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5.000 05/01/31 1,589,407
2,060,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5.000 05/01/33 1,683,587
1,165,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
5.000 05/01/34 924,711
4,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026B
5.000 09/01/29 4,800,794
1,635,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026B
5.000 09/01/30 1,774,310
2,000,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026B
5.000 09/01/33 2,248,847
2,270,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026B
5.000 09/01/34 2,574,032
3,000,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026B
5.000 09/01/35 3,422,103
2,375,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Refunding Series 2026C
5.000 09/01/31 2,611,232
3,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5.000 07/01/32 3,295,192
2,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5.000 07/01/35 2,238,003
1,250,000 Pittsburgh and Allegheny County Sports and Exhibition
Authority, Pennsylvania, Parking Revenue Bonds, Series 2017
5.000 12/15/37 1,274,473
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2024
5.000 09/01/43 1,073,680
3,145,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3.375 11/01/36 2,843,064
1,200,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5.000 05/15/37 1,329,838
800,000 Wilson School District, Berks County, Pennsylvania, General
Obligation Bonds, Notes Series 2025D
5.000 05/15/38 883,114
TOTAL PENNSYLVANIA 369,801,737
PUERTO RICO - 2.3%
16,140,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/30 16,884,947
22,060,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5.000 07/01/35 22,950,211
350,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5.000 07/01/33 368,463
5,575,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/42 5,430,136
13,071,000 (g) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/27 12,686,536
16,798,000 (g) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/29 15,325,444
55,813,000 (g) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/31 47,783,139
19,903,000 (g) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/33 15,826,876
2,282,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.500 07/01/34 2,282,282

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 11,685,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.550% 07/01/40 $ 11,726,250
24,197,000 (g) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/46 9,045,313
1,027,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.750 07/01/53 1,016,213
800,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5.000 07/01/58 800,076
4,743,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
4.500 07/01/34 4,743,585
15,604,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 15,611,471
7,278,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4.329 07/01/40 7,281,485
1,819,369 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/27 1,853,661
16,851,234 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.625 07/01/29 17,842,115
2,078,507 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5.750 07/01/31 2,269,315
8,170,000 (g) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 5,995,075
3,007,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/33 3,048,095
3,124,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 3,153,857
1,368,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 1,373,772
TOTAL PUERTO RICO 225,298,317
RHODE ISLAND - 0.9%
8,000,000 (f) Rhode Island Commerce Corporation, Grant Anticipation
Bonds, Rhode Island Department of Transportation, Refunding
Series 2026A
5.000 06/15/28 8,353,526
1,300,000 Rhode Island Health and Educational Building Corporation,
Educational Institution Revenue Bonds, St. George's School,
Series 2021
5.000 10/01/28 1,366,447
2,000,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5.000 09/01/36 2,000,049
1,470,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2021D - BAM Insured
5.000 05/15/27 1,500,262
3,275,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
3.000 10/01/39 2,959,627
2,420,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3.000 10/01/39 2,157,543
13,950,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2.250 10/01/41 10,905,560
10,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2.300 10/01/40 8,077,377
4,550,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2.550 10/01/40 3,780,842
4,000,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 83-A
4.600 10/01/44 4,043,503
4,750,000 Rhode Island Infrastructure Bank, State Revolving Fund
Revenue Bonds, Master Trust Green Refunding Series 2026B
5.000 10/01/30 5,213,187
10,000,000 Rhode Island State, General Obligation Bonds, Consolidated
Capital Development Loan, Series 2022A
5.000 08/01/35 11,116,853
137,445,000 (g) Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0.000 06/01/52 19,173,784

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
RHODE ISLAND (continued)
$ 2,840,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4.500% 06/01/45 $ 2,839,830
TOTAL RHODE ISLAND 83,488,390
SOUTH CAROLINA - 1.4%
5,780,000 Greenville Hospital System Board of Trustees, South Carolina,
Hospital Revenue Bonds, Series 2014B
5.000 05/01/34 5,790,692
1,055,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5.000 11/01/34 1,056,474
1,170,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Lexington Medical Center, Series
2016
5.000 11/01/35 1,171,562
400,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 05/15/37 441,793
550,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 11/15/37 606,483
500,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 05/15/38 550,545
525,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 11/15/38 577,075
600,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 05/15/39 658,803
625,000 Medical University Hospital Authority, South Carolina, FHA-
Insured Mortgage Revenue Bonds, Nexton Project, Series 2026
5.250 11/15/39 685,028
6,400,000 (b) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5.250 10/01/54 6,870,452
1,000,000 Patriots Energy Group, South Carolina, Gas System Revenue
Bonds, Improvement and Refunding Series 2021A
2.250 06/01/41 719,711
2,500,000 South Carolina Association of Governmental Organizations,
Educational Facilities Corporation for Pickens School District,
Installment Purchase Revenue Bonds, Pickens County,
Refunding Series 2025
5.000 12/01/31 2,779,420
2,680,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2.900 07/01/39 2,397,255
5,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2.150 07/01/40 4,474,334
17,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
2.050 07/01/41 13,744,289
1,865,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4.500 07/01/44 1,873,736
5,145,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4.375 07/01/44 5,187,835
995,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4.150 07/01/40 995,351
8,590,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4.500 07/01/45 8,602,179
4,555,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4.625 07/01/40 4,695,397
5,970,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6.250 01/01/56 6,696,550
7,005,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6.000 07/01/56 7,783,910
5,390,000 (b) South Carolina Jobs Economic Development Authority,
Economic Development Revenue Bonds, Foothill Affordable
Housing Foundation - Paddock Club & Fairway Projects, Senior
Credit Enhanced Series 2025, (Mandatory Put 3/01/35)
4.000 03/01/62 5,420,137
3,445,000 South Carolina Jobs-Economic Dev Auth, Revenue Bonds,
International Paper Company Project, Refunding Environmental
Improvement Series 2023A, (AMT)
3.950 04/01/33 3,468,851
670,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5.000 08/01/27 670,570

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 3,925,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, FMU Student
Housing LLC - Francis Marion University Project, Series 2014A
5.000% 08/01/32 $ 3,926,243
2,435,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2020A
4.000 12/01/44 2,329,769
2,650,000 (b) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, Bon Secours Mercy Health, Inc, Series
2025B-2, (Mandatory Put 11/01/32)
5.000 11/01/49 2,924,368
4,595,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
5.000 12/01/31 5,002,609
5,330,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5.000 12/01/29 5,336,713
2,920,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5.000 12/01/31 2,923,483
1,525,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5.000 12/01/37 1,526,355
4,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B - AGM Insured
5.000 12/01/42 4,392,762
10,040,000 South Carolina Transportation Infrastructure Bank, Revenue
Bonds, Refunding Series 2017A
5.000 10/01/39 10,255,094
4,615,000 Spartanburg County School District 5, South Carolina, General
Obligation Bonds, Series 2022
3.000 03/01/37 4,365,932
TOTAL SOUTH CAROLINA 130,901,760
SOUTH DAKOTA - 0.7%
200,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/26 199,702
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/27 394,489
400,000 Mitchell School District 17-2, South Dakota, General Obligation
Bonds, Limited Tax Refunding Certificates, Series 2021
2.000 08/01/29 383,574
1,575,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5.000 11/01/32 1,771,147
1,170,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5.000 11/01/33 1,331,573
1,000,000 Rapid City, South Dakota, Water Revenue Bonds, Refunding
Series 2025
5.000 11/01/34 1,147,993
1,545,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
5.000 09/01/27 1,579,929
2,515,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5.000 09/01/31 2,564,102
3,925,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
2.100 11/01/41 3,018,225
7,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
2.050 11/01/41 5,757,888
3,500,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024A
4.450 11/01/44 3,514,694
13,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4.500 11/01/44 13,060,047
1,430,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
6.250 11/01/55 1,589,827
7,710,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025A
4.200 11/01/40 7,749,551
2,975,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025C
6.250 11/01/56 3,279,290
2,390,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6.250 05/01/56 2,700,706
4,055,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6.000 11/01/56 4,547,366
5,000,000 (f) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026C
6.250 05/01/57 5,718,578

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA (continued)
$ 3,205,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A
4.150% 11/01/38 $ 3,188,516
TOTAL SOUTH DAKOTA 63,497,197
TENNESSEE - 1.2%
1,630,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/26 1,632,523
1,900,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Revenue Bonds, CommonSpirit Health, Series
2019A-1
5.000 08/01/28 1,980,524
3,250,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5.000 04/01/29 3,279,850
2,605,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5.000 04/01/30 2,627,452
2,810,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5.000 04/01/31 2,832,360
2,565,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Improvement Series
2026C
4.000 01/01/45 2,563,561
6,195,000 Metropolitan Government of Nashville-Davidson County,
Tennessee, General Obligation Bonds, Refunding Series
2026D
5.000 01/01/35 7,147,077
1,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Refunding Series 2026D, (AMT)
5.000 07/01/34 1,115,267
1,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Refunding Series 2026D, (AMT)
5.000 07/01/35 1,119,001
3,250,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000 07/01/34 3,624,617
1,600,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000 07/01/35 1,790,402
2,120,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5.000 07/01/36 2,371,965
4,435,000 Murfreesboro, Tennessee, General Obligation Bonds, Series
2021
3.000 06/01/30 4,427,964
6,640,000 (b) Rutherford County Health and Educational Facilities Board,
Tennessee, Revenue Bonds, Ascension Health Group, Series
2025B-1, (Mandatory Put 11/15/30)
5.000 11/15/48 7,158,894
6,500,000 Shelby County Health, Educational and Housing Facilities
Board, Tennessee, Revenue Bonds, Methodist Le Bonheur
Healthcare, Series 2025A
5.000 06/01/35 7,196,834
5,890,000 (b) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4.000 12/01/51 5,965,343
4,095,000 (b) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5.500 10/01/53 4,365,923
5,535,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5.000 11/01/34 5,919,344
420,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3.950 07/01/35 420,043
1,300,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-2
3.700 07/01/38 1,283,024
3,280,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-3
3.750 07/01/38 3,252,822
6,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2018-4
3.900 07/01/38 6,316,843
5,765,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3.750 07/01/39 5,725,969
6,770,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
3.000 07/01/39 6,144,269

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 2,445,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-3
2.600% 07/01/39 $ 2,037,802
3,930,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-4
2.900 07/01/39 3,515,378
3,840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2.250 07/01/41 3,015,287
7,135,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2.250 07/01/41 5,593,567
5,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2.300 07/01/41 4,234,714
215,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4.450 07/01/44 216,251
1,350,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-2A
4.850 07/01/40 1,414,475
3,245,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5.000 12/01/35 3,434,217
2,250,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5.625 09/01/26 2,256,942
TOTAL TENNESSEE 115,980,504
TEXAS - 9.2%
11,020,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5.000 08/15/33 12,490,489
10,195,000 Alamo Community College District, Texas General Obligation
Bonds, Refunding Limited Tax Series 2025
5.000 08/15/34 11,666,562
5,000,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2017A
5.000 02/15/45 5,041,236
2,100,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2024B
5.000 02/15/28 2,182,367
2,610,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/28 2,621,521
2,840,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/30 2,850,927
1,600,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5.000 01/01/32 1,605,143
3,120,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5.000 11/15/32 3,439,448
3,000,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5.000 11/15/33 3,335,610
5,000,000 Austin, Texas, Certificates of Obligation, Series 2025 5.000 09/01/33 5,652,555
5,005,000 Austin, Texas, Water and Wastewater System Revenue Bonds,
Refunding & Improvement Series 2026
5.000 11/15/31 5,556,016
12,075,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/29 12,939,423
20,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2024B
5.000 08/15/40 22,234,102
9,255,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5.000 08/15/28 9,727,785
8,575,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025B
5.000 08/15/36 9,853,868
5,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
5.000 08/15/29 5,361,048
8,525,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5.000 07/01/38 9,557,870
9,125,000 Board of Regents of the University of Texas, Permanent
University Fund Bonds, Series 2024A
5.000 07/01/39 10,183,119
4,150,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Refunding Senior Lien Series 2025A
5.000 01/01/30 4,464,448
1,015,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/34 1,054,021

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000% 09/01/35 $ 1,036,774
1,000,000 City of Houston, Texas, Convention & Entertainment Facilities
Department Hotel Occupancy Tax and Special Revenue Bonds,
Refunding Series 2019
5.000 09/01/36 1,034,935
2,250,000 (f) Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2022
5.000 02/15/31 2,467,802
2,090,000 (f) Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2022
5.000 02/15/32 2,323,036
1,850,000 (f) Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2022
5.000 02/15/33 2,080,585
4,695,000 (f) Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2022
5.000 02/15/34 5,335,247
3,355,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5.000 02/15/36 3,728,325
1,315,000 Collin County, Texas, General Obligation Bonds, Limited Tax
Permanent Improvement Series 2023
5.000 02/15/37 1,453,004
7,575,000 Comal Independent School District, Texas, General Obligation
Bonds, Refunding Series 2025
5.000 02/01/33 8,525,117
3,020,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2024
5.000 02/15/30 3,267,856
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5.000 02/15/34 5,688,416
1,200,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/32 1,337,653
2,965,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/33 3,300,407
3,090,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/34 3,471,803
3,280,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5.000 03/01/35 3,703,251
3,395,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5.000 02/01/33 3,833,853
5,570,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, Refunding Series
2025
5.000 02/01/34 6,355,110
9,090,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5.000 11/01/27 9,343,337
7,445,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds, Refunding & Improvement Series 2025A-1, (AMT)
5.000 11/01/30 8,021,026
4,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5.000 02/15/33 4,513,903
5,445,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5.000 02/15/34 6,202,652
10,035,000 Dallas, Texas, General Obligation Bonds, Refunding and
Improvement Series 2024B
5.000 02/15/27 10,188,927
9,120,000 Dallas, Texas, General Obligation Bonds, Series 2025 5.000 02/15/32 10,130,321
5,900,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2016A
5.000 10/01/41 5,918,358
11,910,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds,
Refunding Series 2017
4.000 10/01/40 11,748,313
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5.000 07/15/32 3,364,172
9,070,000 Eagle Mountain and Saginaw Independent School District,
Tarrant County, Texas, General Obligation Bonds, Refunding
Series 2025A
5.000 08/15/33 10,312,457
2,775,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 2,775,777
2,400,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5.000 03/01/33 2,699,169
3,405,000 Fort Bend County, Texas, General Obligation Bonds, Refunding
Road Series 2025
5.000 03/01/34 3,867,894

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,925,000 (f) Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2026A
5.000% 02/15/30 $ 3,148,707
3,375,000 (f) Grand Prairie Independent School District, Dallas County,
Texas, General Obligation Bonds, Refunding Series 2026A
5.000 02/15/31 3,693,023
5,215,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
4.125 07/01/26 5,215,000
4,025,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3.950 07/01/27 4,080,381
3,060,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Refunding Series 2020A
3.750 07/01/28 3,114,941
3,670,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5.000 06/01/50 3,837,418
9,000,000 (b) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5.000 07/01/54 9,500,331
1,005,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Texas Childrens
Hospital, Series 2019A
4.000 10/01/35 1,015,340
10,710,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5.000 12/01/29 11,468,672
1,590,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4.000 09/15/48 1,507,529
4,560,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5.000 09/15/33 5,182,392
4,650,000 Harris County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025A
5.000 09/15/34 5,335,780
1,715,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000 09/15/33 1,949,079
1,800,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5.000 09/15/34 2,065,464
1,750,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2025A
5.000 08/15/32 1,958,171
1,270,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding
Senior Lien Series 2016A
5.000 08/15/41 1,271,573
6,995,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/28 7,289,472
11,005,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/30 11,838,866
11,535,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2023A - AGM Insured, (AMT)
5.000 07/01/32 12,670,012
1,535,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Refunding Series
2014, (AMT)
5.000 07/01/29 1,536,857
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021B-1,
(AMT)
4.000 07/15/41 945,772
7,725,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/33 8,304,339
1,600,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/34 1,725,556
12,050,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2014D
5.000 11/15/39 12,065,613
3,175,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5.000 11/15/32 3,318,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,630,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2018D
5.000% 11/15/33 $ 2,743,970
8,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.000 03/01/41 9,281,205
7,500,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5.000 03/01/42 8,166,753
3,820,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.000 09/01/45 4,119,726
5,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.000 09/01/46 5,340,530
1,975,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
5.500 09/01/58 2,141,065
1,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding Series 2021
3.000 09/01/33 987,275
4,750,000 Humble Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding School Building Series
2026A
5.000 02/15/32 5,287,031
2,925,000 Hurst-Euless-Bedford Independent School District, Tarrant
County, Texas, General Obligation Bonds, School Building
Series 2024
5.000 08/15/26 2,933,454
2,260,000 Hutto, Texas, Certificates of Obligation Bonds, Combination Tax
& Waterworks & Sewer System Revenue Series 2026
4.000 08/01/43 2,237,568
2,055,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, Refunding Series
2024
5.000 02/15/29 2,180,376
1,575,000 Klein Independent School District, Harris County, Texas,
General Obligation Bonds, Schoolhouse Refunding Series
2019
5.000 02/01/43 1,630,454
1,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/26 1,001,347
2,025,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/27 2,028,282
1,570,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/28 1,574,096
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/29 2,005,143
2,000,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds Series 2015, (AMT)
5.000 11/01/30 2,005,123
4,120,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021
5.000 05/15/27 4,206,613
4,630,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 2001A
2.600 11/01/29 4,544,631
2,720,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5.250 12/01/28 2,721,445
2,000,000 Mesquite Indepenent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2017B
5.000 08/15/42 2,003,496
2,335,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 2,338,743
1,800,000 (b) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 1,866,916
5,260,000 (b) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2026, (AMT),
(Mandatory Put 6/01/30)
5.000 12/01/64 5,457,476

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (b) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 8/03/26)
2.950% 05/01/50 $ 999,807
10,000,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4.250 06/01/48 10,086,316
5,000,000 Montgomery County, Texas, General Obligation Bonds, Limited
Tax Refunding Series 2025A
5.000 03/01/32 5,573,480
2,900,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5.000 08/01/33 3,295,926
3,020,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
4.000 06/01/43 3,036,353
3,860,000 (e),(h) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7.000 09/01/43 4,544,812
9,195,000 (e),(h) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6.750 09/01/45 10,910,128
5,380,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5.000 01/01/27 5,445,766
5,190,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2024A
5.000 01/01/41 5,685,714
3,815,000 (g) North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2008D - AGC Insured
0.000 01/01/38 2,488,529
3,250,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2017A
5.000 01/01/43 3,315,013
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2019A
3.000 01/01/35 4,905,158
5,950,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier, Series 2020A
4.000 01/01/37 5,998,417
5,000,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding Second Tier Series 2024B
5.000 01/01/32 5,535,396
5,000,000 Northside Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2026
5.000 08/15/34 5,729,496
5,280,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2015
4.000 02/15/34 5,282,192
4,500,000 Pearland Independent School District, Brazoria County, Texas,
General Obligation Bonds, Refunding School Building Series
2025
5.000 02/15/32 5,018,680
965,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3.625 01/01/35 886,099
6,865,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.750 01/01/36 5,463,136
13,675,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2.875 01/01/41 10,090,171
1,000,000 (c) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3.000 01/01/50 645,897
1,270,000 Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021
5.000 10/01/26 1,277,296
2,315,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021A
2.000 08/15/43 1,623,200
1,180,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/43 827,376
1,520,000 Round Rock, Texas, Combined Tax and Revenue Certificates of
Obligation, Series 2021C
2.000 08/15/46 999,057
3,910,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2025C
5.000 05/15/32 4,369,095

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,335,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026F, (Mandatory Put 5/01/30)
5.000% 11/15/55 $ 4,646,720
3,980,000 (b) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025C, (Mandatory Put 11/15/32)
5.000 11/15/64 4,405,627
17,000,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, PAC Series 2026B
6.000 01/01/57 19,133,180
4,985,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4.650 07/01/40 5,140,061
5,815,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025D
4.750 07/01/40 6,030,903
6,795,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6.000 01/01/57 7,621,540
13,980,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4.450 01/01/44 14,061,751
3,535,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4.125 09/01/38 3,536,228
4,835,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2.050 09/01/41 3,719,397
18,170,000 (b) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5.500 01/01/54 19,254,160
15,850,000 (b) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5.500 01/01/54 17,338,315
7,665,000 (b) Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5.000 01/01/55 8,180,517
6,500,000 Texas Municipal Gas Acquisition and Supply Corporation VI,
Gas Supply Revenue Bonds, Series 2025
5.000 01/01/36 6,889,400
5,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4.000 12/31/37 4,986,333
3,940,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4.000 12/31/38 3,897,349
10,000,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5.000 06/30/58 9,882,040
1,700,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 12/31/32 1,731,682
2,800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/33 2,843,741
1,600,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/35 1,609,802
10,265,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5.000 10/01/36 11,794,654
13,270,000 (f) Texas State, General Obligation Bonds, College Student Loan,
Refunding Series 2026, (AMT)
5.000 08/01/28 13,842,616
11,330,000 (f) Texas State, General Obligation Bonds, College Student Loan,
Refunding Series 2026, (AMT)
5.000 08/01/31 12,330,973
6,665,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5.000 10/01/32 7,477,170
12,000,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5.000 08/15/38 13,202,940
5,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5.000 04/01/28 5,832,804

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,970,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2026
5.000% 04/01/32 $ 6,681,552
5,000,000 Texas Transportation Commission, Highway Fund Revenue
Bonds, Refunding First Tier Series 2024
5.000 10/01/32 5,627,563
1,125,000 (g) Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/35 772,141
1,605,000 (g) Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/36 1,046,008
2,120,000 (g) Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/37 1,307,280
1,100,000 (g) Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0.000 08/01/39 606,779
1,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2017A
5.000 10/15/42 1,020,309
7,420,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2018A
5.000 10/15/30 7,718,665
5,890,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2022
5.000 10/15/47 6,193,010
15,315,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5.000 10/15/33 17,443,436
3,750,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5.000 03/01/39 4,142,942
10,780,000 Travis County, Texas, General Obligation Bonds, Permanent
Improvement Limited Tax Series 2024
5.000 03/01/40 11,831,467
2,010,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5.000 02/15/28 2,090,468
2,285,000 Williamson County, Texas, General Obligation Bonds, Tax Road
Series 2025
5.000 02/15/29 2,428,736
TOTAL TEXAS 885,020,888
UTAH - 0.6%
1,055,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.250 03/01/31 1,016,373
1,600,000 (c) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3.500 03/01/36 1,481,349
1,300,000 (c) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5.750 03/01/42 1,313,447
1,790,000 (c) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4.125 06/01/36 1,670,166
1,250,000 (c) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5.500 06/15/39 1,295,460
6,790,000 Salt Lake City School District, Salt Lake County, Utah, General
Obligation Bonds, School Bond Guaranty Program, Series 2013
5.000 03/01/38 7,753,152
6,150,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5.000 07/01/37 6,237,879
3,910,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5.000 07/01/26 3,910,000
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2021A, (AMT)
5.000 07/01/31 5,431,856
1,100,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/26 1,100,000
1,405,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/30 1,509,812
9,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/31 9,777,341
5,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/33 5,527,209
2,700,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.000 07/01/35 2,963,478
1,145,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.250 07/01/36 1,274,656

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 1,125,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5.250% 07/01/37 $ 1,245,331
5,660,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4.600 07/01/44 5,696,490
TOTAL UTAH 59,203,999
VERMONT - 0.1%
3,895,000 University of Vermont and State Agricultural College, General
Obligation Bonds, Series 2026A
5.000 10/01/33 4,412,736
2,985,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4.000 05/01/37 2,924,275
3,439,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2.450 11/01/41 2,768,208
2,775,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4.450 11/01/44 2,791,259
TOTAL VERMONT 12,896,478
VIRGINIA - 2.2%
5,330,000 Amelia County Industrial Development Authority, Virginia,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1.450 04/01/27 5,217,475
7,310,000 (b) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series
2023A, (Mandatory Put 7/01/31)
5.000 07/01/53 7,798,477
6,000,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
4.000 10/01/28 6,219,140
15,550,000 Fairfax County, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 10/01/29 16,784,560
6,296,365 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024ML-028
4.534 11/25/42 6,248,198
3,822,443 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-031
4.496 06/25/42 3,873,811
5,835,000 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2026ML-035.
5.059 01/25/43 6,340,285
4,304,016 (b) Federal Home Loan Mortgage Corporation, Virginia, National,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Series 2025ML-033.
4.604 10/25/40 4,493,474
5,000,000 (e) Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Bond Anticipation Notes, Series 2021A, (ETM)
5.000 07/01/26 5,000,000
870,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4.000 12/01/35 864,906
9,180,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/33 10,437,394
8,705,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/34 10,016,697
10,125,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/35 11,767,679
10,380,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5.000 01/15/36 12,159,072
2,990,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2026B
5.000 01/15/32 3,342,263
2,930,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2026B
5.000 01/15/33 3,318,186
710,000 (c) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5.000 07/01/45 547,812
2,810,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4.400 10/01/44 2,826,590
1,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4.450 07/01/45 1,510,026

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,710,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.150% 07/01/40 $ 1,723,477
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4.500 07/01/45 498,442
2,100,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4.650 07/01/40 2,176,106
1,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
4.700 07/01/40 1,046,902
1,560,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4.600 07/01/40 1,613,948
7,555,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2020B
2.200 03/01/40 6,136,144
255,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
3.450 08/01/28 255,074
2,600,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3.625 06/01/29 2,600,672
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4.100 09/01/40 1,343,527
3,925,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4.450 09/01/45 3,962,714
12,875,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/49 12,883,602
10,185,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5.000 12/31/56 10,177,174
5,480,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/32 5,889,337
4,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/34 4,259,056
4,890,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/36 5,159,560
3,330,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 07/01/37 3,495,786
4,565,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 01/01/38 4,783,809
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/47 2,037,601
3,190,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5.000 12/31/52 3,204,431
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/31 5,334,613
5,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/34 5,549,178
10,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/37 9,936,207
2,605,000 (b) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3.125 10/01/40 2,616,511
TOTAL VIRGINIA 215,449,916

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON - 3.0%
$ 3,725,000 Energy Northwest, Washington, Electric Revenue Bonds,
Columbia Generating Station, Refunding Series 2024A
5.000% 07/01/38 $ 4,176,320
6,085,000 (e) Energy Northwest, Washington, Electric Revenue Bonds,
Nuclear Project 1, Refunding Series 2024B, (ETM)
5.000 07/01/26 6,085,000
5,700,000 Grant and Douglas Counties School District 144-101 Quincy,
Washington, General Obligation Bonds, Refunding Series 2026
5.000 12/01/33 6,476,419
4,300,000 Grant and Douglas Counties School District 144-101 Quincy,
Washington, General Obligation Bonds, Refunding Series 2026
5.000 12/01/34 4,926,117
7,915,000 King and Snohomish Counties School District 417 Northshore,
Washington, General Obligation Bonds, Refunding Series 2025
5.000 12/01/34 9,137,429
5,000,000 King County School District 414 Lake Washington, Washington,
General Obligation Bonds, Limited Series 2026
5.000 12/01/30 5,453,153
7,980,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/31 8,112,858
11,570,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/31 11,762,628
5,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2018A, (AMT)
5.000 05/01/33 5,077,443
5,325,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2019, (AMT)
5.000 04/01/29 5,619,911
9,685,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Private Activity Series 2022B, (AMT)
5.000 08/01/30 10,423,192
3,055,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2016
5.000 02/01/29 3,059,234
2,740,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5.000 08/01/32 2,972,188
8,330,000 Port of Tacoma, Washington, General Obligation Bonds,
Refunding Limited Tax Series 2016A
5.000 12/01/32 8,408,983
2,340,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5.000 12/01/37 2,347,848
2,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
5.000 08/01/28 2,084,762
5,930,000 Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015A
5.000 08/15/40 5,931,933
14,085,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Refunding Series 2012A
5.000 10/01/33 14,091,373
6,115,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/30 6,364,619
1,720,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/31 1,786,819
6,145,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5.000 10/01/32 6,376,650
5,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/29 5,228,458
2,250,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/31 2,294,648
2,755,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/34 2,804,667
6,015,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5.000 08/15/36 6,111,926
6,900,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2.200 06/01/41 5,365,339
5,580,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2.400 12/01/41 4,447,971
38,774,105 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3.500 12/20/35 37,444,700
6,014,576 (b) Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4.085 03/01/50 5,921,288
8,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees, Refunding Series R-2026D
5.000 08/01/33 9,119,727

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 8,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees, Refunding Series R-2026D
5.000% 08/01/34 $ 9,188,967
5,040,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2022D
4.000 07/01/28 5,192,527
11,035,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees Refunding Series R-2023B
5.000 07/01/42 12,008,306
9,620,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Vehicle Related Fees, Refunding Series R-2024C
5.000 08/01/27 9,882,697
2,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax, Series 2019B
5.000 06/01/39 2,067,463
5,720,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5.000 08/01/27 5,876,199
4,285,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2018D
5.000 08/01/32 4,391,761
5,130,000 Washington State, General Obligation Bonds, Refunding
Various Purpose Series R-2023A
5.000 08/01/27 5,270,087
5,145,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5.000 07/01/28 5,400,541
1,010,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series R-2022C
4.000 07/01/26 1,010,000
6,760,000 Washington State, General Obligation Bonds, Various Purpose
Series 2021A
5.000 08/01/44 7,111,730
4,030,000 Washington State, General Obligation Bonds, Various Purpose
Series 2023A
5.000 08/01/45 4,293,856
4,975,000 Whidbey Island Public Hospital District, Island County,
Washington, General Obligation Bonds, Whidbey General
Hospital, Series 2013
5.500 12/01/33 4,834,234
TOTAL WASHINGTON 285,941,971
WEST VIRGINIA - 0.4%
475,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.000 06/01/30 508,888
1,010,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.000 06/01/32 1,108,405
1,665,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009A, (Mandatory Put
6/01/28)
3.700 12/01/42 1,689,938
5,895,000 (b) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3.700 12/01/42 5,983,292
1,675,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 1,828,373
11,480,000 (b),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4.625 04/15/55 11,850,931
3,240,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4.300 11/01/38 3,287,708
1,710,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4.400 11/01/44 1,719,700
1,945,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
3.900 11/01/39 1,950,399
2,555,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024D
4.300 11/01/44 2,586,569
5,435,000 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds,
Senior Lien Series 2018
5.000 06/01/43 5,578,674
TOTAL WEST VIRGINIA 38,092,877

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN - 1.9%
$ 6,780,000 Central Brown County Water Authority, Wisconsin, Water
System Revenue Bonds, Refunding Series 2024A
5.000% 11/01/33 $ 7,663,692
2,900,000 Elkhart Lake-Glenbeulah School District, Sheboygan County,
Wisconsin, General Obligation Bonds, Promissory Notes Series
2026
4.000 03/01/46 2,726,688
2,010,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5.000 03/01/31 2,215,112
1,705,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5.000 03/01/32 1,907,445
1,500,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025A
5.000 03/01/33 1,700,449
4,555,000 Middleton-Cross Plains Area School District, Dane County,
Wisconsin, General Obligation Bonds, Refunding Series 2021A
2.000 03/01/27 4,507,134
4,320,000 Milwaukee, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024-N1 - AGM Insured
5.000 04/01/30 4,639,120
1,475,000 Mukwonago Area School District, Waukesha County,
Wisconsin, General Obligation Bonds, Promissory Note Series
2025
4.250 04/01/44 1,487,432
25,400,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3.770 12/01/37 19,812,000
3,195,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3.300 10/01/46 3,193,159
8,520,000 (b) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/30)
3.700 10/01/46 8,772,270
7,960,000 Public Finance Authority of Wisconsin, Solid Waste Disposal
Revenue Bonds, Waste Management Inc., Refunding Series
2016A-2
2.875 05/01/27 7,926,708
1,235,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
4.000 06/15/28 1,234,954
4,170,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.050 11/01/30 4,158,636
6,635,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4.300 11/01/30 6,635,085
4,125,000 Racine Unified School District, Racine County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
4.000 04/01/44 4,119,058
1,500,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3.000 03/01/39 1,392,624
1,525,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3.000 03/01/40 1,391,047
6,130,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3.000 04/01/39 5,661,875
1,080,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5.000 12/01/26 1,080,907
4,115,000 Wisconsin Health & Educational Facs Authority, Health Facilities
Revenue Bonds, UnityPoint Health Project, Series 2014A
5.000 12/01/27 4,128,393
8,210,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Advocate Aurora Health Credit Group, Series 2018 B-1,
(Mandatory Put 7/01/27)
5.000 08/15/54 8,214,641
3,230,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4.000 10/01/41 2,891,716
35,000 (b) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5.000 08/15/54 35,055
2,120,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4.000 10/15/34 2,173,130
1,455,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Gundersen Health System,
Refunding Series 2021A
4.000 10/15/35 1,484,528

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,490,000 (b),(e) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5.000% 02/15/51 $ 5,505,082
1,470,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4.000 01/01/37 1,439,094
1,950,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5.000 11/01/39 1,974,194
4,440,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4.125 09/01/39 4,429,646
2,750,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.000 11/01/39 2,547,145
30,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3.150 11/01/44 25,957
1,650,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2021C
2.500 11/01/41 1,311,926
470,000 (b) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3.875 11/01/54 470,268
4,785,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-1
5.000 05/01/32 5,376,617
7,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5.000 05/01/31 7,744,710
12,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2026-1
5.000 05/01/32 13,483,678
12,965,000 Wisconsin State, General Obligation Bonds, Series 2025A 5.000 05/01/35 14,835,894
9,905,000 Wisconsin State, General Obligation Bonds, Series 2025B 5.000 05/01/33 11,277,942
TOTAL WISCONSIN 181,575,011
WYOMING - 0.8%
16,490,000 Campbell County, Wyoming Solid Waste Facilities Revenue
Bonds, Basin Electric Power Cooperative, Dry Fork Station
Facilities, Series 2019A
3.625 07/15/39 15,442,814
960,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4.000 04/15/37 978,445
1,000,000 Casper Community College District, Natrona County,
Wyoming, Revenue Bonds, Refunding Series 2021
4.000 04/15/38 1,015,235
825,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/33 913,107
1,415,000 Consolidated Wyoming Municipalities Electric Power System
Joint Powers Board, Wyoming, Electric Facilities Improvement
Lease Revenue Bonds, Gillette Electrical System Project,
Refunding Series 2022
5.000 06/01/34 1,559,382
8,755,000 Sweetwater County 2023 Specific Purpose Joint Powers Board,
Wyoming, Sales and Use Excise Tax Revenue Bonds, Series
2023
5.000 06/15/27 8,950,248
28,275,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1.700 07/15/26 28,249,049
1,635,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2015 Series 6
3.900 12/01/34 1,635,221
6,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2.650 12/01/39 5,655,251
3,250,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
3.000 12/01/40 2,848,936
6,675,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2.250 12/01/40 5,373,549
6,000,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2.250 12/01/41 4,682,078

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING (continued)
$ 2,700,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4.200% 12/01/38 $ 2,729,541
TOTAL WYOMING 80,032,856
TOTAL MUNICIPAL BONDS
(Cost $9,567,180,860) 9,410,446,196
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
155329 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 155329
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
1,128,848 (d),(i) Jackson Hospital Revenue Bonds 13.000 04/30/28 90,308
812,771 (d),(i) Jackson Hospital Revenue Bonds 13.000 04/30/28 65,021
TOTAL HEALTH CARE EQUIPMENT & SERVICES 155,329
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $1,930,474) 155,329
TOTAL LONG-TERM INVESTMENTS
(Cost $9,626,472,576) 9,465,432,066
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.3%
218710000 MUNICIPAL BONDS - 2.3% 218710000
ARIZONA - 0.4%
40,000,000 (j) Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024C
1.650 12/01/54 40,000,000
TOTAL ARIZONA 40,000,000
COLORADO - 0.1%
6,455,000 (j) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
2.550 11/01/36 6,455,000
TOTAL COLORADO 6,455,000
MASSACHUSETTS - 0.1%
4,550,000 (j) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, Variable Rate Demand Series 2008U-6C
1.000 10/01/42 4,550,000
TOTAL MASSACHUSETTS 4,550,000
MICHIGAN - 1.1%
34,205,000 (j) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Multi-Modal Series 2024I
2.770 04/15/59 34,205,000
74,150,000 (j) University of Michigan, General Revenue Bonds, Variable Rate
Demand Obligation Series 2012A
2.450 04/01/36 74,150,000
TOTAL MICHIGAN 108,355,000
NEW HAMPSHIRE - 0.1%
13,600,000 (j) National Finance Authority, New Hampshire, Health Care
Facilities Revenue Bonds, Novant Health Obligated Group,
Series 2024B
2.850 11/01/64 13,600,000
TOTAL NEW HAMPSHIRE 13,600,000
NEW YORK - 0.3%
6,000,000 (j) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2025C
1.000 09/01/38 6,000,000
9,750,000 (j) Metropolitan Transportation Authority, New York 1.400 11/01/32 9,750,000
15,000,000 (j) New York City, New York, General Obligation Bonds, Series
2010G4
1.000 03/01/39 15,000,000
TOTAL NEW YORK 30,750,000

Portfolio of Investments June 30, 2026
(continued)
Intermediate Duration

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS - 0.2%
$ 15,000,000 (j) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026A
2.700% 11/15/63 $ 15,000,000
TOTAL TEXAS 15,000,000
TOTAL MUNICIPAL BONDS
(Cost $218,710,000) 218,710,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $218,710,000) 218,710,000
TOTAL INVESTMENTS - 100.8%
(Cost $9,845,182,576) 9,684,142,066
OTHER ASSETS & LIABILITIES, NET -  (0.8)% (76,262,639)
NET ASSETS - 100% $ 9,607,879,427
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
MBS Mortgage-Backed Security
(a) Affiliated holding
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $358,259,638 or 3.7% of Total Investments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) When-issued or delayed delivery security.
(g) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Intermediate Duration
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Exchange-Traded Funds $ 8,828,750 $ – $ – $ 8,828,750
Mortgage-Backed Securities – 46,001,791 – 46,001,791
Municipal Bonds – 9,410,446,196 – 9,410,446,196
Variable Rate Senior Loan Interests – – 155,329 155,329
Short-Term Investments:
Municipal Bonds – 218,710,000 – 218,710,000
$ 8,828,750 $ 9,675,157,987 $ 155,329 $ 9,684,142,066
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 44,416,083 $ – $ 44,416,083
$ – $ 44,416,083 $ – $ 44,416,083

Portfolio of Investments June 30, 2026
Limited Term
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.6%
3888612384 MUNICIPAL BONDS - 97.6% 3888612384
ALABAMA - 2.0%
$ 1,025,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .100% 10/01/39 $ 1,019,422
8,250,000 Alabama Public School and College Authority, Capital
Improvement Pool Revenue Bonds, Refunding Series 2020A
5 .000 11/01/27 8,533,755
2,410,000 (a) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 8 Series 2022A, (Mandatory Put 12/01/29)
4 .000 12/01/52 2,434,659
5,000,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/28 5,184,510
2,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D
5 .000 11/01/29 2,612,370
5,800,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023C, (Mandatory Put 6/01/32)
5 .500 10/01/54 6,260,333
2,500,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024A, (Mandatory Put 9/01/32)
5 .250 05/01/55 2,588,523
2,665,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024B, (Mandatory Put 9/01/32)
5 .000 10/01/55 2,802,818
3,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 3,194,756
5,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 5,105,834
1,100,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025D
5 .000 08/01/29 1,147,625
4,000,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 4,100,626
2,480,000 Lower Alabama Gas District Gas Project Revenue Refunding
Bonds, Equitable Financial Life Insurance Company of America,
Series 2025A
5 .000 12/01/33 2,601,688
5,030,000 (a) Mobile Industrial Development Board, Alabama, Pollution
Control Revenue Refunding Bonds, Alabama Power Company
Barry Plan, Series 2007A, (Mandatory Put 6/26/29)
3 .375 06/01/34 5,090,586
1,040,000 (a) Selma Industrial Development Board, Alabama, Gulf
Opportunity Zone Revenue Bonds, International Paper
Company Project, Refunding Series 2019A, (Mandatory Put
10/01/31)
3 .450 11/01/33 1,043,982
4,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 4,219,893
5,750,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 6,004,411
9,000,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 2, Series 2021B-1, (Mandatory Put
12/01/31)
4 .000 12/01/51 9,152,903
5,800,000 (a) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 4, Series 2022B-1, (Mandatory Put
8/01/28)
5 .000 05/01/53 6,000,722
1,000,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/30 1,068,593
685,000 Southeast Energy Authority, Alabama, Revenue Bonds, A
Cooperative District Energy Supply Series 2025D
5 .000 09/01/30 726,739
TOTAL ALABAMA 80,894,748
ALASKA - 1.4%
1,020,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 06/01/34 1,027,696
1,040,000 Alaska Housing Finance Corporation, Collateralized Mortgage
Bonds, Veterans Mortgage Program, 2024 First Series
3 .850 12/01/34 1,046,133
12,390,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020A-II
2 .000 12/01/35 10,699,761
23,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2020B-II
2 .000 12/01/35 19,862,349

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALASKA (continued)
$ 3,560,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2022A-II
2 .150% 12/01/36 $ 3,002,986
8,110,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2022B-1
2 .150 06/01/36 6,922,866
715,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, Series 2025A-II
6 .000 12/01/56 790,911
5,575,000 Alaska Industrial Development and Export Authority, Revenue
Bonds, Greater Fairbanks Community Hospital Foundation
Project, Refunding Series 2019
5 .000 04/01/29 5,891,330
165,000 Alaska Municipal Bond Bank, General Obligation Bonds, Three
Series 2015
5 .250 10/01/36 165,280
1,035,000 Alaska State, General Obligation Bonds, Refunding Series
2024B
5 .000 08/01/28 1,088,524
1,570,000 North Slope Borough, Alaska, General Obligation Bonds,
General Purpose Series 2024A
5 .000 06/30/28 1,646,939
1,775,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
5 .000 06/01/28 1,847,707
TOTAL ALASKA 53,992,482
ARIZONA - 1.2%
6,760,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 6,852,531
1,520,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 1,544,338
9,510,000 (a) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2022-2, (AMT), (Mandatory Put 9/01/27)
5 .000 09/01/52 9,623,529
3,600,000 Chandler, Arizona, General Obligation Bonds, Series 2017 2 .300 07/01/28 3,561,408
4,530,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010A,
(Mandatory Put 10/01/26)
0 .875 06/01/43 4,504,431
2,150,000 (a) Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, Public Service Company
of New Mexico Palo Verde Project, Refunding Series 2010B,
(Mandatory Put 10/01/26)
0 .875 06/01/43 2,137,865
6,360,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/36 6,624,409
645,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/28 677,818
1,225,000 Pinal County, Arizona, Pledged Revenue Obligations,
Refunding Series 2025 - BAM Insured
5 .000 08/01/29 1,312,851
2,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/28 2,101,338
3,515,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2025
5 .000 07/01/30 3,839,586
3,715,000 Yavapai County Industrial Development Authority, Arizona,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Series 2002, (AMT)
1 .300 06/01/27 3,616,060
TOTAL ARIZONA 46,396,164
ARKANSAS - 0.4%
12,620,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2026A
5 .500 01/01/57 13,743,531
2,560,000 Rogers School District 30, Benton County, Arkansas, General
Obligation Bonds, Refunding Series 2019
3 .000 02/01/27 2,560,441
TOTAL ARKANSAS 16,303,972

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 3.1%
$ 2,375,000 (b) Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000% 08/01/26 $ 2,370,309
2,540,000 (b) Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/27 2,473,261
2,710,000 (b) Brea Olinda Unified School District, Orange County, California,
General Obligation Bonds, Election 1999 Series 2003A - NPFG
Insured
0 .000 08/01/28 2,569,634
4,500,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 4,874,681
2,900,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 3,132,018
600,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/28 618,711
1,250,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C
5 .000 10/01/29 1,299,542
4,640,000 (a) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 4,773,256
2,030,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/27 2,070,834
2,915,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020A
5 .000 06/01/28 3,033,797
19,790,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
3 .000 12/31/30 19,301,284
1,500,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/27 1,515,173
9,415,000 (a) California Municipal Finance Authority, Solid Waste Disposal
Revenue Bonds, Waste Management Inc. Project, Series 2019A,
(AMT), (Mandatory Put 10/01/29)
2 .400 10/01/44 9,253,735
6,495,000 (a),(c) California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Republic Services Inc., Refunding
Series 2023, (AMT), (Mandatory Put 8/17/26)
2 .875 07/01/43 6,491,331
6,840,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Refunding
Series 2015A-2, (AMT)
3 .625 07/01/27 6,844,481
5,000,000 California State, General Obligation Bonds, Various Purpose
Refunding Series 2025
5 .000 08/01/28 5,275,291
2,000,000 California State, General Obligation Bonds, Various Purpose
Series 2024
5 .000 08/01/31 2,230,545
4,590,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/29 4,594,819
1,000,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/27 1,001,014
1,070,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/26 1,075,511
350,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .000 12/01/27 359,124
2,815,000 (a) Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,016,930
8,610,000 Federal Home Loan Mortgage Corporation, California,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Series 2019M-057
2 .400 10/15/29 8,268,341
2,045,000 (b) Lemon Grove School District, San Diego County, California,
General Obligation Bonds, Election 1998 Series 2002C
0 .000 08/01/27 1,989,777

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,250,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000% 05/15/27 $ 2,295,339
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding &
Subordinate Green Series 2023A, (AMT)
5 .000 05/15/28 2,084,168
3,565,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT)
5 .000 05/15/30 3,839,815
1,860,000 (b) Oxnard School District, Ventura County, California, General
Obligation Bonds, Bond Anticipation Notes Series 2026
0 .000 02/01/31 1,612,903
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/28 2,090,553
2,000,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT)
5 .000 07/01/29 2,125,676
2,750,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Senior Series 2025B, (AMT)
5 .000 07/01/30 2,965,910
4,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/36 4,557,997
3,475,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019H, (AMT)
5 .000 05/01/28 3,606,890
TOTAL CALIFORNIA 123,612,650
COLORADO - 2.0%
1,000,000 Broomfield City and County, Colorado, Sewer Activity
Enterprise Revenue Bonds, Refunding Series 2026
5 .000 12/01/28 1,059,501
5,330,000 Cherry Creek School District 5,  Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2025
5 .000 12/15/30 5,868,139
10,000 (a),(d) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019B, (Pre-refunded
11/19/26)
5 .000 11/15/49 10,090
700,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2024A, (Mandatory Put
11/15/29)
5 .000 11/15/59 747,845
18,690,000 (a) Colorado Health Facilities Authority, Colorado, Revenue
Bonds, CommonSpirit Health, Series 2019B-2, (Mandatory Put
8/01/26)
5 .000 08/01/49 18,711,054
1,180,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .000 11/01/26 1,187,748
85,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (Mandatory Put
8/17/26)
5 .000 05/15/62 85,231
8,010,000 (a) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022C, (Mandatory Put
8/15/28)
5 .000 05/15/62 8,388,674
11,850,000 Colorado Housing and Finance Authority, Multi Family Project
Bonds, Class I Series 2025C-2
3 .350 07/01/28 11,893,216
630,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021E
1 .950 11/01/36 518,774
2,500,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2021H
1 .800 11/01/36 2,028,191
3,380,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class I Series 2024A-1
6 .000 11/01/55 3,737,020
2,250,000 Colorado Housing and Finance Authority, Single Family
Mortgage Bonds, Class III Series 2026E
6 .500 11/01/55 2,547,005
257,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
4 .500 12/01/27 257,055

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,305,000 (b) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000% 12/01/33 $ 3,212,856
6,440,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 6,494,840
5,600,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/27 5,774,305
738,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
4 .625 12/01/27 738,225
1,635,000 (b) Garfield, Eagle and Pitkin Counties School District RE-1,
Roaring Fork, Colorado, General Obligation Bonds, Refunding
Series 2007
0 .000 12/15/26 1,613,484
425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/26 425,235
1,425,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 01/15/27 1,437,487
625,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
5 .000 07/15/27 636,023
805,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
4 .125 12/01/31 719,982
TOTAL COLORADO 78,091,980
CONNECTICUT - 1.3%
4,490,000 (a) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Yale-New Haven Health Issue, Series 2024B,
(Mandatory Put 7/01/29)
5 .000 07/01/49 4,765,951
1,955,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2018D-1
3 .750 11/15/33 1,966,647
5,125,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2019F-1
2 .600 11/15/34 4,654,502
3,525,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020A-1
2 .300 11/15/35 3,071,530
4,350,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-1
1 .950 11/15/35 3,678,141
1,190,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2020C-2, (AMT)
2 .200 11/15/34 1,012,797
3,425,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021A-1
1 .700 05/15/34 2,872,034
4,075,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2021B-1
2 .000 11/15/36 3,307,039
12,115,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2021D-1
2 .000 11/15/36 9,831,846
2,835,000 (a) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025B-2, (Mandatory Put
5/15/28)
3 .300 05/15/60 2,847,039
1,520,000 Connecticut State, General Obligation Bonds, Series 2022E 5 .000 11/15/26 1,533,683
2,600,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/28 2,735,390
1,955,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2024B
5 .000 07/01/29 2,092,988
5,000,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes, Series 2025A
5 .000 07/01/29 5,352,912
3,455,000 University of Connecticut, General Obligation Bonds, Series
2017A
5 .000 01/15/36 3,494,921
TOTAL CONNECTICUT 53,217,420
DELAWARE - 1.0%
1,600,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .000 07/01/39 1,600,340
6,000,000 Delaware State, General Obligation Bonds, Refunding Series
2026B
5 .000 05/01/31 6,661,343
7,000,000 Delaware State, General Obligation Bonds, Series 2026A 5 .000 05/01/30 7,633,237
10,000,000 Delaware State, General Obligation Bonds, Series 2026A 5 .000 05/01/31 11,102,238

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 10,000,000 Delaware State, General Obligation Bonds, Series 2026A 5 .000% 05/01/32 $ 11,276,686
TOTAL DELAWARE 38,273,844
DISTRICT OF COLUMBIA - 1.9%
6,750,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024B
5 .000 08/01/31 7,483,931
10,000,000 District of Columbia, General Obligation Bonds, Refunding
Series 2024C
5 .000 12/01/30 10,980,445
4,085,000 District of Columbia, General Obligation Bonds, Series 2026A 5 .000 06/01/29 4,367,599
3,700,000 District of Columbia, Income Tax Secured Revenue Bonds,
Refunding Series 2023C
5 .000 10/01/32 4,170,002
3,500,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Forward Delivery Refunding Series
2020A, (AMT)
5 .000 10/01/32 3,753,833
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Forward Delivery Series
2020A, (AMT)
5 .000 10/01/31 5,375,947
5,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/32 5,020,670
5,295,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/30 5,422,896
8,200,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT)
5 .000 10/01/27 8,423,731
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2022A, (AMT)
5 .000 10/01/28 3,139,262
6,540,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT)
5 .000 10/01/33 7,178,658
3,880,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/27 3,985,863
6,205,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT)
5 .000 10/01/28 6,493,040
TOTAL DISTRICT OF COLUMBIA 75,795,877
FLORIDA - 3.7%
4,185,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/27 4,193,163
2,005,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/34 2,042,980
500,000 (a),(c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 507,643
2,360,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 324,193
5,055,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/34 3,715,425
4,765,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/35 3,502,275
17,415,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/36 12,800,025
5,215,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/37 3,833,025
18,065,000 (a),(c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 11,742,250
1,325,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2018-2
3 .750 07/01/33 1,326,520
6,925,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2019-1
2 .800 07/01/34 6,415,268

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,570,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
3 .950% 07/01/39 $ 1,579,893
1,785,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2026-1
6 .000 01/01/57 2,000,743
2,310,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
1 .800 07/01/36 1,891,460
2,825,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-2
1 .800 07/01/36 2,304,924
1,800,000 Florida State Board of Education, Public Education Capital
Outlay Bonds, Refunding Series 2017B
4 .000 06/01/32 1,818,656
5,065,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2025D
5 .000 07/01/32 5,663,059
17,080,000 Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Series 2019A, (AMT)
5 .000 10/01/27 17,554,527
2,620,000 Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT)
5 .000 10/01/26 2,632,735
9,035,000 Lee County, Florida, Airport Revenue Bonds, Refunding Series
2021A, (AMT)
5 .000 10/01/30 9,723,398
2,000,000 Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 07/01/30 2,167,250
2,230,000 Manatee County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 07/01/31 2,450,773
2,200,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/27 2,241,177
3,120,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/28 3,166,358
2,715,000 Manatee County School District, Florida, Sales Tax Revenue
Bonds, Series 2017 - AGM Insured
5 .000 10/01/29 2,752,258
4,875,000 Miami-Dade County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 02/01/29 5,153,662
6,500,000 Miami-Dade County School Board, Florida, Certificates of
Participation, Series 2026A
5 .000 02/01/30 6,989,277
5,000,000 (e) Miami-Dade County School District, Florida, General
Obligation Bonds, Tax Anticipation Notes Series 2026
4 .000 01/07/27 5,033,091
4,130,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2024A, (AMT)
5 .000 10/01/28 4,314,362
2,250,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/29 2,313,561
9,215,000 Orlando, Florida, Tourist Development Tax Revenue Bonds, 6th
Cent Contract Payments, Refunding Senior Series 2017A - AGM
Insured
5 .000 11/01/30 9,468,212
2,525,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/28 2,659,160
2,635,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/29 2,827,969
1,150,000 Seminole County School District, Florida, Sales Tax Revenue
Bonds, Series 2025
5 .000 10/01/30 1,256,320
780,000 Seminole County, Florida, Water and Sewer Revenue Bonds,
Refunding Series 2025A
5 .000 10/01/30 854,742
TOTAL FLORIDA 149,220,334
GEORGIA - 2.3%
3,500,000 Atlanta, Georgia, Airport General Revenue Bonds, Green Series
2025B-1, (AMT)
5 .000 07/01/30 3,767,939
1,250,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/27 1,278,206
2,625,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/28 2,735,506
5,000,000 Atlanta, Georgia, Airport General Revenue Bonds, Refunding
Series 2023G, (AMT)
5 .000 07/01/29 5,297,911
3,250,000 Douglas County School District, Georgia, General Obligation
Bonds, Series 2025
5 .000 04/01/30 3,531,056

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 2,925,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2020A
2 .750% 12/01/35 $ 2,660,235
2,750,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2021A
2 .250 12/01/36 2,339,967
1,930,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .100 12/01/39 1,925,109
1,045,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 06/01/31 1,063,445
580,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .900 12/01/31 591,409
1,110,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 06/01/32 1,140,048
450,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2025C
3 .950 12/01/32 462,253
5,090,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/29 5,165,399
5,200,000 Georgia State, General Obligation Bonds, Series 2017A 5 .000 02/01/31 5,273,368
10,110,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022A, (Mandatory Put 12/01/29)
4 .000 09/01/52 10,304,607
5,000,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022B, (Mandatory Put 6/01/29)
5 .000 12/01/52 5,218,303
5,800,000 (a),(c) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 5,823,867
7,150,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023B, (Mandatory Put 3/01/30)
5 .000 07/01/53 7,547,679
3,500,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 3,737,403
3,200,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 3,419,452
5,570,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2025A, (Mandatory Put 6/01/32)
5 .000 06/01/55 6,021,096
25,000 (a) Monroe County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Power Company - Scherer
Plant, Series 2009-2, (Mandatory Put 3/06/31)
2 .800 10/01/48 24,782
11,555,000 Richmond County Board of Education, Georgia, General
Obligation Bonds, Sales Tax Series 2025
5 .000 10/01/29 12,434,862
TOTAL GEORGIA 91,763,902
GUAM - 0.1%
2,100,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .000 01/01/30 2,214,674
TOTAL GUAM 2,214,674
HAWAII - 0.4%
4,835,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 4,284,433
6,260,000 Honolulu City and County, Hawaii, General Obligation Bonds,
Refunding Series 2017D
5 .000 09/01/30 6,438,521
5,520,000 Maui County, Hawaii, General Obligation Bonds, Series 2025 5 .000 09/01/29 5,944,615
TOTAL HAWAII 16,667,569
IDAHO - 0.4%
4,815,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/29 5,046,577
4,880,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5 .000 03/01/31 5,084,847
5,010,000 (a) Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2025B, (Mandatory Put 3/01/32)
5 .000 03/01/60 5,453,125
TOTAL IDAHO 15,584,549

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS - 4.5%
$ 780,000 (b) Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000% 01/01/27 $ 766,117
585,000 (b) Chanpaign County Community Unit School District 4, Illinois,
General Obligation Bonds, School Building Series 2020A
0 .000 01/01/28 555,054
1,185,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/27 1,198,125
3,250,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5 .000 01/01/28 3,363,344
20,000 (b),(d) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018, (ETM)
0 .000 12/15/26 19,747
980,000 (b) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/26 964,402
1,050,000 (b) DuPage County School District 58 Downers Grove, Illinois,
General Obligation Bonds, Limited Tax Capital Appreciation
School Series 2018
0 .000 12/15/27 1,001,387
8,130,000 Grundy, Kendall, and Will Counties Community Consolidated
School District 201, Minooka, Illinois, General Obligation
Bonds, Refunding School Series 2019
3 .000 10/15/27 8,134,685
11,300,000 (a) Illinois Finance Authority, Midwestern Disaster Area Industrial
Development Revenue Bonds, Cargill, Incorporated Project,
Series 2012, (Mandatory Put 11/01/26)
1 .250 11/01/38 11,204,648
1,635,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Series 2008A-1
4 .000 11/01/30 1,661,226
1,700,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5 .000 08/15/30 1,823,038
3,000,000 (d) Illinois Finance Authority, Revenue Bonds, Swedish Covenant
Hospital, Series 2016A, (ETM)
5 .000 08/15/26 3,007,681
1,065,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (Mandatory Put 8/15/27)
5 .000 08/15/52 1,083,959
4,000,000 (a) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2025A-1, (Mandatory Put 8/15/30)
5 .000 08/15/54 4,323,210
3,100,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPoint Joliet Terminal Railroad Project,
Series 2017, (AMT), (Mandatory Put 7/02/35)
4 .800 12/01/43 3,213,581
8,680,000 (a),(c) Illinois Finance Authority, Surface Freight Transfer Facilities
Revenue Bonds, CenterPointJoliet Terminal Railroad Project,
Series 2020, (AMT), (Mandatory Put 12/31/34)
4 .125 12/01/50 8,695,505
1,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2019, (Mandatory Put 10/01/29)
2 .450 10/01/39 971,493
2,000,000 (a) Illinois Finance Authority, Water Facilities Revenue Bonds,
American Water Capital Corporation Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 05/01/40 2,034,041
10,135,000 Illinois Housing Development Authority, Revenue Bonds,
Green Series 2021B
1 .950 10/01/36 8,363,990
15,000,000 Illinois Municipal Electric Agency, Power Supply System
Revenue Bonds, Refunding Series 2025A
5 .000 02/01/31 16,407,094
5,625,000 Illinois State, General Obligation Bonds, June Series 2016 5 .000 06/01/28 5,634,484
1,000,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 1,030,138
6,695,000 Illinois State, General Obligation Bonds, November Series
2017D
3 .250 11/01/26 6,704,260
2,330,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/26 2,347,485
2,875,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 2,960,187
5,120,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/28 5,274,367
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
5 .000 11/01/30 5,317,383
10,830,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/28 10,983,745

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,555,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000% 02/01/27 $ 2,588,289
11,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/28 11,513,402
5,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Refunding
Junior Obligation March Series 2025A
5 .000 06/15/29 5,311,944
1,005,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Lien Series 2016A
5 .000 12/01/32 1,006,686
1,475,000 Illinois, General Obligation Bonds, Illinois FIRST Program,
Series 2001 - FGIC Insured
6 .000 11/01/26 1,486,802
1,235,000 LaSalle and Bureau Counties High School District 120 LaSalle-
Peru, Illinois, General Obligation Bonds, School Building Series
2017 - BAM Insured
5 .000 12/01/26 1,245,208
1,925,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/26 1,941,395
360,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/27 369,898
1,945,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/28 1,998,427
650,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
5 .000 12/15/30 665,756
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/33 1,014,668
1,000,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/36 1,007,848
1,895,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/40 1,899,350
2,010,000 North Barrington, Lake County, Illinois, Special Tax Bonds,
Special Service Area 19, Refunding Series 2019 - BAM Insured
4 .000 02/01/44 1,989,292
250,000 Northern Illinois University, Auxiliary Facilities System Revenue
Bonds, Series 2021 - BAM Insured
5 .000 10/01/26 251,102
1,218,000 Round Lake, Lake County, Illinois, Special Tax Bonds, Lakewood
Grove Special Service Areas 1, 3 & 4, Refunding Series 2017 -
BAM Insured
3 .600 03/01/28 1,223,586
8,240,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Series 2018C
5 .000 01/01/28 8,521,211
3,665,000 Southwestern Illinois Development Authority, Health Facility
Revenue Bonds, Hospital Sisters Services, Inc. Obligated
Group, Series 2017A
5 .000 02/15/27 3,712,555
13,615,000 Springfield, Illinois, Electric Revenue Bonds, Refunding Senior
Lien Series 2024 - BAM Insured
5 .000 03/01/29 14,342,651
TOTAL ILLINOIS 181,134,446
INDIANA - 2.3%
8,885,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 03/01/38 8,986,037
21,115,000 (a) Indiana Finance Authority, Environmental Improvement
Revenue Bonds, Southern Indiana Gas & Electric Company,
Refunding Series 2013A, (AMT), (Mandatory Put 8/01/28)
4 .000 05/01/43 21,157,342
1,100,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project,
Refunding Series 2021A
4 .125 12/01/26 1,102,137
5,750,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/27)
3 .750 03/01/31 5,783,793
7,570,000 (a) Indiana Finance Authority, Environmental Revenue Bonds,
Duke Energy Indiana, Inc. Project, Refunding Series 2009A-1,
(AMT), (Mandatory Put 6/01/32)
4 .500 05/01/35 7,626,030
7,765,000 (a) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
University Health Series 2025D-1, (Mandatory Put 10/01/29)
5 .000 10/01/64 8,255,955
1,540,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Refunding First Lien Forward Delivery
Series 2022A
5 .000 10/01/26 1,548,536

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,250,000 Indiana Finance Authority, Wastewater Utility Revenue Bonds,
CWA Authority Project, Series 2015A
5 .000% 10/01/26 $ 1,252,220
3,400,000 Indiana Finance Authority, Water Utility Revenue Bonds,
Citizens Energy Group Project, First Lien Series 2026A
5 .000 10/01/31 3,784,304
3,520,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2020B-1
1 .950 07/01/35 3,003,257
1,250,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Series 2021A
1 .900 07/01/36 1,031,409
2,610,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social PAC Series
2021B
1 .900 07/01/36 2,153,581
6,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Airport Authority Project Revenue Bonds, Refunding Series
2019D, (AMT)
5 .000 01/01/27 6,059,581
3,485,000 (a) Rockport, Indiana, Pollution Control Revenue Refunding Bonds,
Indiana Michigan Power Company Project, Series 2025A,
(Mandatory Put 6/01/29)
3 .700 06/01/47 3,544,643
2,800,000 Valparaiso 21st Century School Building Corporation, Porter
County, Indiana, First Mortgage Bonds, Ad Valorem Property
Tax Refunding Series 2025
5 .000 01/15/29 2,955,580
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/29 1,064,754
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 07/15/30 1,083,085
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .000 01/15/31 1,091,304
3,775,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Series 2008, (Mandatory
Put 6/21/35)
4 .200 06/01/44 3,911,995
5,755,000 (a) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4 .400 11/01/45 5,976,518
TOTAL INDIANA 91,372,061
IOWA - 0.5%
6,285,000 (a),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/32)
4 .000 12/01/50 6,746,989
235,000 (d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 266,014
1,000,000 (a),(d) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 1,131,345
3,000,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Green Series
2021A
1 .850 07/01/35 2,498,188
2,345,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2019D
2 .450 07/01/34 2,115,949
3,120,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Series 2020A
2 .500 01/01/35 2,819,852
4,555,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021B
2 .000 07/01/36 3,734,210
1,955,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2021D
2 .000 07/01/36 1,602,718
TOTAL IOWA 20,915,265

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS - 0.9%
$ 8,685,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2024A
5 .000% 09/01/27 $ 8,945,030
4,320,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/28 4,546,663
1,820,000 Kansas Department of Transportation, Highway Revenue
Bonds, Refunding Series 2025A
5 .000 09/01/29 1,953,096
10,360,000 (a) Kansas Development Finance Authority, Hospital Revenue
Bonds, Advent Health Obligated Group, Series 2021B,
(Mandatory Put 11/15/31)
5 .000 11/15/54 11,318,781
3,620,000 Maize, Kansas, General Obligation Bonds, Temporary Notes
Series 2026A
2 .750 08/01/29 3,597,148
2,900,000 Manhattan, Kansas, General Obligation Bonds, Temporary
Notes, Series 2024-02 - BAM Insured
5 .000 06/15/28 2,904,467
4,300,000 Riley County Unified School District 383, Manhattan-Ogden,
Kansas, General Obligation Bonds, Refunding Series 2026
5 .000 09/01/29 4,600,917
TOTAL KANSAS 37,866,102
KENTUCKY - 3.3%
8,250,000 Boone County, Kentucky, Collateralized Pollution Control
Revenue Bonds, Duke Energy Kentucky, Refunding Series
2008A
3 .700 08/01/27 8,297,572
6,075,000 (a) Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Series 2004A,
(AMT), (Mandatory Put 9/01/26)
1 .750 10/01/34 6,047,773
26,000,000 (a) Carroll County, Kentucky, Pollution Control Revenue Bonds,
Kentucky Utilities Company Project, Refunding Series 2016A,
(Mandatory Put 9/01/26)
1 .550 09/01/42 25,899,549
4,660,000 Kentucky Asset/Liability Commission, General Fund Revenue
Project Notes, Federal Highway Trust Fund, First Refunding
Series 2024A
5 .000 09/01/26 4,676,938
4,545,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 132, Refunding Series 2025B
5 .000 04/01/30 4,924,491
2,260,000 Kentucky Turnpike Authority, Economic Development Road
Revenue Bonds, Revitalization Projects, Refunding Series
2024A
5 .000 07/01/27 2,315,736
8,585,000 Louisville and Jefferson County Metropolitan Government
Board of Water Works, Kentucky, Water System Revenue
Bonds, Series 2025
5 .000 11/15/30 9,434,542
6,960,000 Louisville and Jefferson County Metropolitan Sewer District,
Kentucky, Sewer and Drainage System Revenue Bonds,
Refunding Series 2025A
5 .000 05/15/31 7,681,753
4,200,000 (a) Louisville/Jefferson County Metro Government, Kentucky,
Health System Revenue Bonds, Norton Healthcare, Inc., Series
2023B, (Mandatory Put 10/01/29)
5 .000 10/01/47 4,431,294
4,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001A
0 .900 09/01/26 3,979,454
8,000,000 Louisville-Jefferson County Metropolitan Government,
Kentucky, Pollution Control Revenue Bonds, Louisville Gas and
Electric Company Project, Series 2001B, (AMT)
1 .350 11/01/27 7,747,974
3,805,000 Oldham County School District Finance Corporation, Kentucky,
School Building Revenue Bonds, Refunding Second Series
2016
4 .000 09/01/27 3,852,124
1,350,000 (a) Owen County, Kentucky, Water Facilities Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2020, (Mandatory Put 9/01/28)
3 .875 06/01/40 1,372,978
1,800,000 (a) Owen County, Kentucky, Waterworks System Revenue Bonds,
Kentucky-American Water Company Project, Refunding Series
2019A, (Mandatory Put 10/01/29)
2 .450 06/01/39 1,748,687
5,605,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 5,929,222
2,950,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Series 2022A-1, (Mandatory Put 8/01/30)
4 .000 08/01/52 2,994,614
3,075,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001A
0 .625 09/01/26 3,057,468

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY (continued)
$ 10,200,000 Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2001B,
(AMT)
1 .350% 11/01/27 $ 9,888,391
18,345,000 (a) Trimble County, Kentucky, Pollution Control Revenue Bonds,
Louisville Gas and Electric Company Project, Series 2016A,
(AMT), (Mandatory Put 9/01/27)
1 .300 09/01/44 17,864,900
TOTAL KENTUCKY 132,145,460
LOUISIANA - 1.5%
5,000,000 Livingston Parish, Louisiana, Sales Tax Revenue Bonds, Series
2025
5 .000 10/01/29 5,350,040
845,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2021D
2 .100 12/01/36 707,953
1,875,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .000 12/01/39 1,878,942
12,455,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westlake
Chemical Corporation Projects, Refunding Series 2017
3 .500 11/01/32 12,238,762
12,000,000 Louisiana State, General Obligation Bonds, Refunding Series
2024E
5 .000 09/01/31 13,296,833
5,045,000 Louisiana State, General Obligation Bonds, Series 2024B 5 .000 08/01/27 5,185,504
2,780,000 (a),(c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100 06/01/38 3,059,435
1,255,000 (a) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2011, (Mandatory Put 6/01/30)
3 .700 08/01/41 1,273,474
11,805,000 (a),(e) Saint John Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017D, (Mandatory
Put 7/02/29)
3 .000 06/01/37 11,833,856
1,500,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/28 1,576,256
2,300,000 Shreveport, Louisiana, Water and Sewer Revenue Bonds,
Refunding Series 2025
5 .000 12/01/29 2,454,413
TOTAL LOUISIANA 58,855,468
MAINE - 0.5%
2,955,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
1 .850 11/15/36 2,317,357
1,165,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .300 11/15/35 1,015,130
3,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2021B
2 .050 11/15/36 2,487,008
2,030,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
1 .900 11/15/36 1,658,251
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021D
2 .200 11/15/36 1,692,122
4,195,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2025D
6 .000 11/15/55 4,611,186
800,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026A
6 .000 11/15/56 884,093
6,250,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026B
6 .250 11/15/56 7,000,602
TOTAL MAINE 21,665,749
MARYLAND - 1.9%
6,775,000 Baltimore County, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Refunding Series 2024A
5 .000 07/01/30 7,406,022
10,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest
Village, Series 2016
3 .250 01/01/31 9,971
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/26 1,001,355
6,820,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2019C
2 .700 09/01/34 6,237,288
4,250,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020A
2 .300 09/01/35 3,719,414

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 4,880,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2020D
1 .950% 09/01/35 $ 4,146,900
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021A
1 .800 09/01/36 9,780,442
8,310,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021B
1 .875 09/01/36 6,843,519
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .200 09/01/36 10,202,801
2,980,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B
6 .250 09/01/56 3,338,053
10,000,000 Maryland Department of Transportation, Consolidated
Transportation Revenue Bonds, Series 2025B
5 .000 10/01/30 10,983,593
4,630,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2018A
5 .000 11/01/29 4,893,152
3,985,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 10/01/30 4,375,275
3,570,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/30 3,908,230
TOTAL MARYLAND 76,846,015
MASSACHUSETTS - 1.1%
1,005,000 Boston, Massachusetts, General Obligation Bonds, Series
2025A
5 .000 02/01/29 1,073,349
2,780,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/29 2,891,458
2,520,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/31 2,610,625
2,110,000 Massachusetts Development Finance Agency, Revenue Bonds,
CareGroup Issue, Series 2018J-2
5 .000 07/01/32 2,181,963
160,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/26 160,134
170,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/27 174,316
175,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/28 183,570
220,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (ETM)
5 .000 07/15/30 239,618
1,645,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2019B-1
2 .750 12/01/34 1,503,448
2,470,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2023A-3
3 .050 12/01/27 2,474,432
2,800,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Series 2023C2
4 .000 12/01/27 2,811,710
1,000,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024B3
3 .500 06/01/29 1,010,173
5,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
1 .950 12/01/35 4,223,335
1,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-221
2 .000 12/01/36 810,593
2,725,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-222
2 .000 12/01/36 2,208,866
7,385,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2021-223
2 .150 12/01/36 6,229,508
5,000,000 Massachusetts School Building Authority, Senior Dedicated
Sales Tax Revenue Bonds, Subordinated Refunding Social
Series 2025B
5 .000 02/15/30 5,428,398
5,520,000 Massachusetts State, General Obligation Bonds, Refunding
Series 2025B
5 .000 06/01/29 5,914,746
TOTAL MASSACHUSETTS 42,130,242

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 3.2%
$ 4,175,000 Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured
6 .000% 05/01/29 $ 4,443,576
2,400,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2025B
5 .000 07/01/35 2,734,492
5,000,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Refunding Senior Lien Series 2025A
5 .000 07/01/31 5,531,832
4,780,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5 .000 07/01/29 5,094,565
2,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/27 2,040,047
5,115,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
5 .000 06/01/28 5,321,510
7,115,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2018A
3 .550 10/01/33 7,117,352
6,400,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A
3 .750 04/01/27 6,400,761
1,365,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 1,365,098
1,870,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Fixed Rate Series 2018C
3 .350 12/01/34 1,851,857
4,670,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2016A
3 .100 12/01/31 4,650,425
10,020,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2019B
2 .700 12/01/34 9,127,414
14,835,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2020C
2 .350 12/01/35 12,993,735
6,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
1 .950 12/01/36 4,929,886
2,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2022A
4 .000 12/01/37 1,997,439
5,655,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2024II
5 .000 10/15/27 5,843,131
3,890,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/29 4,149,979
2,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .000 04/15/30 2,175,282
3,045,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan
Program, Series 2023
5 .000 11/15/26 3,072,411
12,165,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Series 2019, (AMT),
(Mandatory Put 10/01/27)
3 .350 10/01/49 12,160,018
7,730,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Consumers Energy Company Project, Variable Rate Series
2005, (AMT), (Mandatory Put 10/08/26)
0 .875 04/01/35 7,659,990
7,230,000 (a) Michigan Strategic Fund, Limited Obligation Revenue
Bonds, Detroit Edison Company Exempt Facilities Project,
Collateralized Series 2023DT, (AMT), (Mandatory Put 6/03/30)
3 .875 06/01/53 7,245,725
2,285,000 (a) Michigan Strategic Fund, Limited Obligation Revenue Bonds,
Graphic Packaging International, LLC Coated Recycled Board
Machine Project, Green Series 2021, (AMT), (Mandatory Put
10/01/26)
4 .000 10/01/61 2,287,204
7,500,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023E -
AGM Insured, (AMT)
5 .000 12/01/28 7,872,309
TOTAL MICHIGAN 128,066,038

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA - 1.5%
$ 2,740,000 Eastern Carver County Independent School District 112,
Minnesota, General Obligation Bonds, Facilities Maintenance
Series 2025A
5 .000% 02/01/29 $ 2,911,436
4,990,000 Hennepin County, Minnesota, General Obligation Bonds, Sales
Tax Series 2019B
5 .000 12/15/34 5,257,866
1,835,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2017C
5 .000 12/01/35 1,850,179
3,535,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/30 3,886,234
4,155,000 Hennepin County, Minnesota, General Obligation Bonds,
Series 2025A
5 .000 12/01/31 4,645,087
5,030,000 (a) Minneapolis, Minnesota, Health Care System Revenue Bonds,
Allina Health System, Series 2023A, (Mandatory Put 11/15/28)
5 .000 11/15/52 5,260,713
1,270,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020B
2 .400 01/01/35 1,115,806
2,275,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .250 07/01/35 1,986,256
4,330,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
1 .875 07/01/35 3,680,636
5,595,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021D
2 .000 07/01/36 4,589,906
5,045,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021F
2 .000 07/01/36 4,135,914
8,415,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .150 07/01/36 7,169,779
3,285,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2022A
2 .600 07/01/37 2,881,943
6,820,000 Minnesota Public Facilities Authority, State Clean Water
Revolving Fund Revenue Bonds, Series 2016A
5 .000 03/01/31 6,831,526
2,000,000 Minnesota Rural Water Finance Authority, Public Projects
Construction Notes, Series 2025
3 .300 08/01/26 2,000,197
TOTAL MINNESOTA 58,203,478
MISSISSIPPI - 0.8%
7,755,000 (a) Lowndes County, Mississippi, Solid Waste Disposal and
Pollution Control Revenue Bonds, International Paper
Company Project, Refunding Series 2022, (Mandatory Put
4/01/27)
2 .650 04/01/37 7,735,012
5,865,000 Mississippi Business Finance Corporation, Pollution Control
Revenue, Mississippi Power, Series 2002
3 .200 09/01/28 5,866,259
3,505,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/30 3,780,537
6,000,000 Mississippi Development Bank, Special Obligation Bonds,
Mississippi Highway Refunding Project, Refunding Series
2024A
5 .000 01/01/31 6,562,765
1,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 202
6 .250 12/01/55 1,120,814
1,230,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2020A
2 .250 12/01/35 1,064,255
615,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
1 .800 12/01/35 512,470
1,500,000 Mississippi State, Gaming Tax Revenue Bonds, Series 2019A 5 .000 10/15/26 1,508,892
2,365,000 Warren County, Mississippi, Gulf Opportunity Zone Revenue
Bonds, International Paper Company Project, Refunding Series
20218
4 .000 09/01/32 2,440,870
TOTAL MISSISSIPPI 30,591,874

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.9%
$ 2,250,000 Clay County Public School District 53, Liberty, Missouri, General
Obligation Bonds, Refunding Series 2025
4 .000% 03/01/29 $ 2,333,458
5,330,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Refunding Series 1998A
2 .900 09/01/33 5,045,860
11,000,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998B
2 .900 09/01/33 10,413,594
5,255,000 Missouri Environmental Improvement and Energy Resources
Authority, Revenue Bonds, Union Electric Company Project,
Series 1998C
2 .750 09/01/33 4,865,246
5,000,000 Missouri Highways and Transportation Commission, State Road
Revenue Bonds, State Appropriations Mega Projects Series
2025A
5 .000 05/01/31 5,534,330
2,690,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024E
4 .125 11/01/39 2,680,613
730,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2019C
2 .500 11/01/34 647,898
1,065,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021A
1 .950 11/01/36 876,975
1,890,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2021B
1 .800 11/01/36 1,533,312
TOTAL MISSOURI 33,931,286
MONTANA - 0.2%
1,115,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/33 1,210,787
1,300,000 Gallatin County, Montana, General Obligation Bonds, Series
2023
5 .000 07/01/35 1,400,844
1,335,000 Lewis and Clark County School District 9 East Helena, Montana,
General Obligation Bonds, School Building Series 2018
5 .000 07/01/29 1,394,880
2,000,000 (a) Montana Board of Housing, Multifamily Housing Revenue
Bonds, Aurora Apartments Series 2024, (Mandatory Put
2/01/28)
3 .320 07/01/46 2,009,922
750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021A-1
1 .850 12/01/36 611,364
485,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2021B
1 .850 12/01/36 395,349
1,710,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2026A
5 .750 06/01/56 1,869,740
TOTAL MONTANA 8,892,886
NATIONAL - 0.1%
2,562,568 Freddie Mac Multi-Family ML Certificates, Series ML 05, Series
2019A
3 .400 01/25/36 2,454,626
TOTAL NATIONAL 2,454,626
NEBRASKA - 0.8%
8,370,000 (a) Central Plains Energy Project, Nebraska, Gas Project 4 Revenue
Bonds, Refunding Series 2023A-1, (Mandatory Put 11/01/29)
5 .000 05/01/54 8,780,393
5,040,000 (a) Central Plains Energy Project, Nebraska, Gas Supply
Revenue Bonds, Refunding Series 2025A Subseries 2025A-1,
(Mandatory Put 8/01/31)
5 .000 08/01/55 5,390,281
1,975,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2019D
2 .600 09/01/34 1,799,811
8,895,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .350 09/01/35 7,830,962
2,490,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021A
1 .850 09/01/35 2,101,337
3,555,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2021C
2 .100 09/01/36 2,996,806

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 1,665,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2026A
6 .250% 03/01/55 $ 1,861,427
1,630,000 Sarpy County School District 037 Gretna Public Schools,
Nebraska, General Obligation Bonds, Series 2022B
5 .000 12/15/27 1,638,339
TOTAL NEBRASKA 32,399,356
NEVADA - 0.4%
6,385,000 Clark County, Nevada, Airport Revenue Bonds, Junior
Subordinate Lien Notes Series 2021B, (AMT)
5 .000 07/01/27 6,529,715
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
1 .850 10/01/33 1,712,837
1,970,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021A
2 .000 10/01/36 1,604,095
3,000,000 Nevada Housing Division, Single Family Housing Mortgage
Revenue Bonds, Refunding Series 2021B
2 .200 10/01/36 2,545,649
5,000,000 Truckee Meadows Water Authority, Nevada, Water Revenue
Bonds, Refunding Series 2026
5 .000 07/01/31 5,536,764
TOTAL NEVADA 17,929,060
NEW HAMPSHIRE - 1.0%
8,485,000 National Finance Authority, New Hampshire, Pollution Control
Revenue Bonds, New York State Electric & Gas Corporation
Project, Refunding Series 2022A, (AMT)
4 .000 12/01/28 8,594,208
1,979,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 1,986,904
11,000,000 New Hampshire Business Finance Authority, Pollution Control
Revenue Bonds, United Illuminating Company, Refunding
Series 2003A
4 .500 10/01/33 11,467,829
5,000,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015A, (Mandatory
Put 8/03/27)
3 .300 06/01/40 5,011,505
4,500,000 (a) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2015D, (Mandatory
Put 8/03/27)
3 .300 06/01/38 4,510,355
6,050,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth College, Series 2025A
5 .000 06/01/32 6,813,126
2,505,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .100 07/01/39 2,495,879
TOTAL NEW HAMPSHIRE 40,879,806
NEW JERSEY - 2.0%
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/27 983,456
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/28 967,482
1,000,000 Delran Township, New Jersey, General Obligation Bonds,
Series 2019
2 .000 10/15/29 951,192
3,975,000 Gloucester Township, New Jersey, General Obligation Bonds,
Series 2019 - BAM Insured
2 .000 02/01/27 3,941,205
1,000,000 New Brunswick Parking Authority, Middlesex County, New
Jersey, Guaranteed Parking Revenue Bonds, Refunding Series
2016A - BAM Insured
5 .000 09/01/35 1,003,042
6,180,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 6,179,810
6,135,000 (d) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2018EEE, (Pre-refunded 12/15/28)
5 .000 06/15/33 6,504,284
710,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 1999,
(AMT)
5 .250 09/15/29 710,991
3,200,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2024B
3 .500 05/01/29 3,239,889
7,475,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Social Series 2025B
3 .050 11/01/29 7,489,756

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 55,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5 .000% 09/01/33 $ 63,411
145,000 New Jersey Infrastructure Bank, Environmental Infrastructure
Bonds, Green Series 2026A-1
5 .000 09/01/34 169,079
1,435,000 New Jersey State, General Obligation Bonds, Various Purpose
Series 2021 - BAM Insured
2 .000 06/01/36 1,202,360
7,230,000 New Jersey Transportation Trust Fund Authority, Federal
Highway Reimbursement Revenue Notes, Series 2018A
5 .000 06/15/28 7,271,662
1,645,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2014BB-1
5 .000 06/15/30 1,733,264
2,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
5 .000 06/15/32 2,100,145
5,125,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/27 5,228,705
4,490,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/28 4,658,967
13,540,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/29 14,073,789
3,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/34 3,704,130
2,275,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 2,292,072
6,795,000 Toms River Board of Education, Ocean County, New Jersey,
General Obligation Bonds, Regional Schools Series 2019
2 .250 07/15/28 6,529,102
TOTAL NEW JERSEY 80,997,793
NEW MEXICO - 0.7%
13,660,000 (a) Farmington, New Mexico, Pollution Control Revenue Bonds,
Public Service Company of New Mexico San Juan Project,
Refunding Series 2010A, (Mandatory Put 10/01/26)
0 .875 06/01/40 13,582,899
10,040,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Refunding
Senior Lien Series 2024A
5 .000 06/15/27 10,281,171
1,695,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019D
2 .800 07/01/34 1,570,235
2,160,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021A
1 .950 07/01/36 1,794,324
985,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
1 .875 07/01/36 814,808
1,180,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024E
4 .125 09/01/39 1,177,248
TOTAL NEW MEXICO 29,220,685
NEW YORK - 7.1%
10,000,000 (a) Chautauqua County Capital Resource Corporation, New York,
Facilities Revenue Bonds, NRG Energy Project Refunding Series
2020, (Mandatory Put 4/03/28)
4 .250 04/01/42 10,162,516
1,725,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Obligated Group, Series 2020A
5 .000 09/01/27 1,754,844
5,000,000 (a) Dormitory Authority of the State of New York, Revenue Bonds,
Northwell Healthcare Inc, Series 2019B-1, (Mandatory Put
11/01/28)
1 .800 05/01/48 4,833,812
8,600,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5 .000 07/01/30 8,606,066
2,500,000 (a) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2024B, (Mandatory Put 9/01/29)
3 .000 09/01/49 2,497,876
5,025,000 Metropolitan Transportation Authority, New York, Dedicated
Tax Fund Bonds, Climate Bond Certified, Refunding Green
Series 2016B-2
5 .000 11/15/32 5,064,646
2,250,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/32 2,452,316

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,500,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000% 07/01/27 $ 1,507,470
10,055,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Green Series 2023A-2,
(Mandatory Put 12/30/27)
3 .700 05/01/63 10,060,138
3,075,000 (a) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2024B-2, (Mandatory Put 7/03/28)
3 .700 05/01/64 3,112,686
5,870,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Green Series 2020D-1B
2 .000 11/01/35 4,944,006
3,185,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019A-3A
3 .450 11/01/34 3,174,804
3,040,000 New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Sustainable
Neighborhood Series 2019G-1B
2 .550 11/01/34 2,767,295
675,000 New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, The Churchill School and Center for
Learning Disabilities Inc., Short Term Auction Rate Series 1999
- AGM Insured
2 .250 10/01/29 645,633
8,845,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2021 Subseries A
5 .000 11/01/28 9,346,835
8,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2025 Subseries Series
A-1
5 .000 11/01/27 8,268,741
4,665,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1
5 .000 05/01/29 4,960,014
65,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/29 69,110
1,455,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .000 05/01/30 1,574,434
5,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/28 5,283,683
6,600,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025F-1
5 .000 11/01/29 7,081,312
2,285,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5 .000 12/01/30 2,486,144
4,540,000 New York City, New York, General Obligation Bonds, Fiscal
2017 Series A-1
5 .000 08/01/33 4,548,247
27,510,000 New York City, New York, General Obligation Bonds, Fiscal
2020 Series C-1
5 .000 08/01/27 28,282,131
12,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series A
5 .000 08/01/28 13,136,005
5,500,000 New York State Energy Research and Development Authority,
Pollution Control Revenue Bonds, Rochester Gas and Electric
Corporation, Series 2004B, (AMT)
4 .000 05/15/32 5,569,589
2,695,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Green
Series 2021J-2, (Mandatory Put 5/01/27)
1 .100 11/01/61 2,640,241
2,745,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Green Series 2022A-2, (Mandatory Put
5/01/27)
2 .500 11/01/60 2,724,360
6,970,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2019C
3 .500 11/01/34 6,952,710
4,095,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Refunding Series 2020H
2 .100 11/01/35 3,465,402
8,140,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-2,
(Mandatory Put 5/01/29)
3 .600 11/01/63 8,163,793
6,675,000 (a) New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Series 2023C-2, (Mandatory Put
5/01/29)
3 .800 11/01/62 6,677,749

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,835,000 (a) New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024B-2, (Mandatory Put
12/15/29)
3 .350% 12/15/54 $ 1,846,381
9,820,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 223
2 .650 10/01/34 8,983,715
2,615,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 225
2 .000 10/01/35 2,266,652
3,460,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 227
2 .100 10/01/35 3,015,986
3,555,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .000 10/01/33 3,117,958
9,990,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 231
2 .200 10/01/36 8,477,012
4,830,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 239
2 .200 10/01/36 4,093,648
16,400,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 242
2 .950 10/01/37 15,062,693
1,380,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 273
6 .000 10/01/55 1,519,917
5,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A
5 .000 03/15/29 5,329,610
1,785,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 1,786,314
5,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/27 5,126,845
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/28 2,083,103
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000 12/01/29 2,107,610
3,015,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 3,082,606
10,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT)
5 .000 12/01/27 10,322,586
4,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Second Series 2017, (AMT)
5 .000 10/15/33 4,055,785
500,000 Suffolk County Economic Development Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/27 502,481
2,200,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/28 2,288,822
1,245,000 Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Senior Series
2021A-2
5 .000 06/01/32 1,356,547
8,145,000 Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, MTA Bridges and Tunnels, Senior Lien
Green Climate Bond Certified Series 2022E-1
5 .000 11/15/27 8,376,744
4,000,000 Utility Debt Securitization Authority, New York, Restructuring
Bonds, Series 2025TE-2
5 .000 12/15/32 4,419,155
TOTAL NEW YORK 282,036,778

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.6%
$ 1,050,000 Durham, North Carolina, Limited Obligation Bonds, Series
2026A
5 .000% 04/01/29 $ 1,118,760
2,540,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 60
6 .250 07/01/57 2,887,586
875,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2019-42
2 .450 07/01/34 809,030
2,825,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2020-43
2 .625 01/01/35 2,588,096
5,000,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2021-47
2 .000 07/01/36 4,099,023
1,800,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement, Series 2025-59A
6 .250 01/01/57 2,034,585
1,095,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Refunding Series 45
1 .950 07/01/33 943,344
10,730,000 Raleigh, North Carolina, North Carolina, Limited Obligation
Bonds, Series 2024
5 .000 10/01/27 11,065,642
TOTAL NORTH CAROLINA 25,546,066
NORTH DAKOTA - 1.0%
2,395,000 Cass County Joint Water Reserve District, North Dakota,
Temporary Improvement  Special Assessment Bonds,
Refunding Series 2024A
3 .450 04/01/27 2,394,936
2,380,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/26 2,393,737
2,555,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021
5 .000 12/01/27 2,607,698
225,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
4 .000 05/01/27 225,274
500,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/28 488,926
400,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/29 385,325
430,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/30 408,149
355,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2021
3 .000 05/01/32 326,271
5,330,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023C
5 .000 05/01/32 5,428,281
670,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/29 697,805
530,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/30 558,277
555,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/31 590,294
580,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/32 621,681
610,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/33 657,919
6,235,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
2 .800 07/01/32 6,014,647
2,285,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2019C
3 .000 07/01/34 2,178,213
2,845,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020A
2 .700 07/01/35 2,591,256
3,250,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .100 07/01/35 2,848,269
3,600,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2021A
2 .050 07/01/36 2,971,106
2,540,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2021B
2 .300 07/01/36 2,181,208
1,290,000 North Dakota Housing Finance Agency, Home Mortgage
Program Revenue Bonds, Social Series 2025C
5 .750 07/01/56 1,408,767
TOTAL NORTH DAKOTA 37,978,039

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 5.0%
$ 1,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000% 06/01/27 $ 1,430,339
9,130,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/28 9,520,903
5,035,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/29 5,315,799
7,140,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/31 7,645,475
2,600,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/32 2,801,716
3,110,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/33 3,341,732
5,895,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/34 6,271,730
4,470,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
5 .000 06/01/35 4,731,760
1,275,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/38 1,283,713
1,015,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/39 1,008,483
6,900,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025-1
5 .000 04/01/30 7,501,859
5,670,000 Columbus, Ohio, General Obligation Bonds, Various Purpose
Series 2025A
5 .000 10/01/30 6,220,501
6,000,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005B, (AMT)
3 .700 07/01/28 6,054,132
3,345,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3 .700 04/01/28 3,372,287
15,750,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007A, (AMT), (Mandatory Put 10/01/29)
2 .500 08/01/40 15,230,732
10,000,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2007B, (AMT), (Mandatory Put 10/01/29)
2 .500 11/01/42 9,685,237
2,400,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014A, (Mandatory Put 10/01/29)
2 .400 12/01/38 2,310,718
10,905,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014B, (AMT), (Mandatory Put 10/01/29)
2 .600 06/01/41 10,585,154
17,250,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dayton Power & Light Company Project, Refunding
Collateralized Series 2015A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/40 17,434,944
12,635,000 (a) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Dueke Energy Corporation Project, Refunding Series
2022A, (AMT), (Mandatory Put 6/01/27)
4 .250 11/01/39 12,747,616
220,000 (c) Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, Pratt Paper Ohio, LLC Project, Series 2017, (AMT)
3 .750 01/15/28 220,883
1,330,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019A
3 .500 09/01/34 1,327,610
2,510,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2019B
2 .800 09/01/34 2,319,413

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 1,585,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2020A
2 .500% 09/01/35 $ 1,415,646
3,685,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021A
2 .050 09/01/36 3,027,830
2,920,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Series 2021C
2 .250 09/01/36 2,499,076
1,540,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .800 09/01/35 1,545,055
1,565,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 03/01/36 1,570,280
1,420,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
3 .850 09/01/36 1,424,062
6,100,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024B
4 .100 09/01/39 6,111,865
5,000,000 Ohio State, General Obligation Bonds, Higher Education
Refunding Series 2025D
5 .000 11/01/30 5,491,172
11,970,000 Ohio State, General Obligation Bonds, Highway Capital
Improvement Series 2026Z
5 .000 05/01/29 12,791,222
2,460,000 (a) Ohio State, Hospital Revenue Bonds, Cleveland Clinic Health
System Obligated Group, Series 2019C, (Mandatory Put
5/01/28)
2 .750 01/01/52 2,451,745
12,000,000 Ohio State, Major New State Infrastructure Project Revenue
Bonds, Refunding Series 2026-1
5 .000 12/15/29 12,973,814
5,050,000 Ohio Water Development Authority, Water Pollution Control
Loan Fund Revenue Bonds, Series 2020A
5 .000 12/01/39 5,369,647
1,400,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/31 1,564,382
1,000,000 Olentangy Local School District, Delaware and Franklin
Counties, Ohio, General Obligation Bonds, Refunding Series
2025B
5 .000 12/01/32 1,131,974
TOTAL OHIO 197,730,506
OKLAHOMA - 4.3%
1,000,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/31 1,071,476
1,015,000 Blaine County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Watonga Public
Schools Project, Series 2022
5 .000 12/01/32 1,093,778
1,600,000 Bryan County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Durant Public
Schools Project, Series 2020
2 .000 09/01/27 1,575,183
5,000,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Mustang Public
Schools Project, Series 2023A
5 .000 09/01/31 5,454,703
5,035,000 Canadian County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Yukon Public
Schools Project, Series 2023
5 .000 09/01/27 5,151,745
4,400,000 Canadian County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Piedmont Public Schools Project, Series
2024
4 .000 08/15/32 4,564,185
9,160,000 Cleveland County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Moore Public
Schools Project, Series 2021
4 .000 06/01/27 9,269,217
8,010,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2022
2 .000 03/01/27 7,937,719
9,000,000 Cleveland County Independent School District 2 Moore,
Oklahoma, General Obligation Bonds, Combined Purpose
Series 2026
2 .000 03/01/28 8,881,099

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
5 .000% 10/01/27 $ 1,022,443
1,000,000 Clinton Public Works Authority,  Oklahoma, Educational
Facilities, Lease Revenue Bonds, Series 2022
3 .250 10/01/28 999,037
4,410,000 Cushing Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Cushing Public
Schools Project, Series 2022
5 .000 09/01/32 4,846,656
2,450,000 Garfield County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Enid Public
Schools Project, Series 2016A
5 .000 09/01/26 2,458,325
200,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/26 200,555
450,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/27 460,121
525,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/29 546,258
560,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/30 581,382
1,100,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/31 1,139,755
860,000 Garvin County Educational Facilities Authority, Oklahoma,
Lease Revenue Bonds, Wynnewood Public Schools Project,
Series 2018
5 .000 09/01/32 889,235
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/31 1,352,719
1,000,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/32 1,032,935
1,305,000 Grady County School Finance Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Minco Public
Schools Project, Series 2018
5 .000 09/01/33 1,345,032
5,045,000 Kay County Public Buildings Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Ponca City Public Schools
Project, Series 2022
5 .000 09/01/27 5,156,135
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/28 1,043,089
1,000,000 Lawton Industrial Development Authority, Oklahoma, Sales Tax
Revenue Bonds, Refunding Series 2025A
5 .000 07/01/29 1,061,061
1,455,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/26 1,456,673
630,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/27 637,078
725,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/28 740,296
800,000 McClain County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Blanchard Public
Schools Project, Series 2019
4 .000 09/01/29 822,285
1,100,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/27 1,104,190
1,125,000 Okarche Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Okarche Public
Schools Project, Series 2016
5 .000 09/01/28 1,129,271
3,250,000 Oklahoma City, Oklahoma, General Obligation Bonds,
Refunding Series 2026
5 .000 03/01/31 3,587,659

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 6,400,000 Oklahoma City, Oklahoma, General Obligation Bonds,
Refunding Series 2026
5 .000% 03/01/32 $ 7,174,192
5,200,000 Oklahoma City, Oklahoma, General Obligation Bonds, Series
2024
4 .000 03/01/27 5,251,714
1,030,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Harrah Public Schools Project,
Series 2024
5 .000 09/01/28 1,074,721
590,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/26 590,629
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/27 1,012,270
1,195,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/28 1,218,951
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/29 1,026,334
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/30 1,032,228
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/31 1,033,111
1,000,000 Oklahoma County Finance Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Jones Public Schools Project,
Series 2020
4 .000 09/01/32 1,030,167
6,850,000 Oklahoma County Independent School District 89, Oklahoma
City, Oklahoma, General Obligation Bonds, Combined
Purpose Series 2025A
1 .000 07/01/27 6,743,980
1,900,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/26 1,902,445
3,175,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/27 3,228,268
1,400,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/28 1,440,175
385,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/29 395,370
655,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2020A
2 .650 09/01/35 595,252
1,210,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026A
6 .000 09/01/57 1,357,001
2,100,000 Oklahoma Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Homeownership Loan Program, Series 2026B
6 .250 09/01/57 2,395,342
7,530,000 Oklahoma Industries Authority, Educational Facilities Lease
Revenue Bonds, Oklahoma City Public Schools Project Series
2024
5 .000 04/01/27 7,664,835
2,095,000 Payne County Economic Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Stillwater Public
Schools Project, Series 2024 - BAM Insured
5 .000 09/01/26 2,101,622
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/28 265,473
405,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/29 415,924
350,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/30 361,244
260,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000 12/01/31 269,506

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OKLAHOMA (continued)
$ 380,000 Pittsburg County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, McAlester Public
Schools Project, Series 2021
4 .000% 12/01/32 $ 395,863
545,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/26 545,516
1,290,000 Pontotoc County Educational Facilities Authority, Oklahoma,
Facilities Lease Revenue Bonds, Ada Public Schools Project,
Series 2021
4 .000 09/01/28 1,314,224
715,000 Rogers County Industrial Development Authority, Oklahoma,
Capital Improvement Revenue Bonds, Refunding Series 2017
4 .000 04/01/27 715,149
400,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/31 398,053
500,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/32 490,826
530,000 Sand Springs Municipal Authority, Oklahoma, Utility System
Revenue Bonds, Refunding Series 2020
3 .000 11/01/33 514,450
1,990,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/34 2,157,637
1,075,000 Stephens County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Marlow Public
Schools Project, Series 2022
5 .000 09/01/35 1,158,332
8,300,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4 .000 06/01/28 8,515,879
8,300,000 Tulsa County Independent School District 5, Jenks, Oklahoma,
General Obligation Bonds, Combined Purpose Series 2026
4 .000 06/01/29 8,604,309
10,740,000 Tulsa County Industrial Authority, Oklahoma, Educational
Facilities Lease Revenue Bonds, Broken Arrow Public Schools
Project, Series 2019A
5 .000 09/01/28 11,282,593
1,475,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/27 1,491,572
300,000 Wagoner County School Development Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Wagoner Public
Schools Project, Series 2019
4 .000 09/01/28 305,760
530,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/27 529,325
490,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/29 482,321
1,850,000 Washington County Educational Facilities Authority, Oklahoma,
Educational Facilities Lease Revenue Bonds, Caney Valley
Public Schools Project, Series 2021
3 .000 09/01/31 1,784,469
1,785,000 Weatherford Industrial Trust Educational, Oklahoma, Facilities
Lease Revenue Bonds, Weatherford Public Schools Project,
Series 2019
5 .000 03/01/27 1,807,103
TOTAL OKLAHOMA 170,685,430
OREGON - 1.0%
5,105,000 (f) Beaverton School District 48J, Washington and Multnomah
Counties, Oregon, General Obligation Bonds, Convertible
Deferred Interest Series 2017D
5 .000 06/15/36 5,200,022
1,005,000 (f) Benton and Linn Counties District School District 509J
Corvallis, Oregon, General Obligation Bonds, Series 2018A
5 .000 06/15/27 1,029,333
2,115,000 Clackamas County School District 12, North Clackamas,
Oregon, General Obligation Bonds, Series 2017B
5 .000 06/15/28 2,164,396
1,000,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/30 1,089,463
1,250,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/31 1,383,222
3,040,000 Mount Hood Community College District, Oregon, General
Obligation Bonds, Series 2025
5 .000 06/15/32 3,411,103

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 11,585,000 (a) Oregon Health and Science University, Revenue Bonds,
Exchange Series 2021C, (Mandatory Put 2/01/29)
4 .000% 07/01/42 $ 11,866,409
7,545,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2021A
2 .050 07/01/36 6,226,944
8,000,000 (c) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 8,001,230
1,000,000 (b) Salem-Keizer School District 24J, Marion and Polk Counties,
Oregon, General Obligation Bonds, Series 2009B
0 .000 06/15/27 974,421
TOTAL OREGON 41,346,543
PENNSYLVANIA - 4.2%
4,540,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
5 .000 04/01/27 4,604,305
1,513,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,605,374
15,228,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 14,556,480
7,137,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 5,393,395
1,575,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 1,606,403
3,775,000 (a) Clarion County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company
Project, Refunding Series 2019, (AMT), (Mandatory Put
12/03/29)
2 .450 12/01/39 3,573,229
1,680,000 Lehigh County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, Pennsylvania Power and
Light Company, Series 2016B
2 .625 02/15/27 1,678,068
8,065,000 (a) Luzerne County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Pennsylvania-American Water
Company Project, Refunding Series 2019, (AMT), (Mandatory
Put 12/03/29)
2 .450 12/01/39 7,633,931
1,695,000 (a) Montgomery County Industrial Development Authority,
Pennsylvania, Facilities Revenue Bonds, Constellation Energy
Generation LLC Project, Refunding Series 2023A, (Mandatory
Put 4/03/28)
4 .100 04/01/53 1,738,097
504,166 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 221,833
277,700 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 49,986
3,200,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services
Inc Project, Refunding Series 2019A, (AMT), (Mandatory Put
7/15/26)
2 .950 04/01/34 3,199,564
1,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Republic Services Inc
Project, Series 2019B-2, (AMT), (Mandatory Put 7/15/26)
3 .250 04/01/49 999,968
15,000,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management
Inc., Project, Refunding Series 2021B, (AMT), (Mandatory Put
11/02/26)
1 .100 06/01/31 14,894,810
3,750,000 (a) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Waste Management Inc.,
Project, Series 2009, (Mandatory Put 12/01/26)
0 .950 12/01/33 3,715,479
1,270,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-122
3 .250 10/01/28 1,270,240
1,845,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,839,610
6,220,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .200 10/01/32 6,198,229

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 3,390,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .000% 04/01/27 $ 3,390,188
3,345,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .050 10/01/27 3,348,209
8,730,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125A, (AMT)
3 .400 10/01/32 8,680,187
1,035,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-128A, (AMT)
3 .650 10/01/32 1,035,060
2,555,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
2 .950 10/01/34 2,406,476
8,070,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
2 .500 10/01/34 7,173,585
4,850,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-132A
2 .300 10/01/35 4,237,067
10,010,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .250 10/01/36 8,550,475
3,620,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
3 .950 04/01/35 3,656,863
9,045,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2023
5 .000 09/01/27 9,320,043
5,000,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/29 5,370,389
8,250,000 Pennsylvania State, General Obligation Bonds, First Refunding
Series 2025A
5 .000 08/15/33 9,391,526
12,500,000 Pennsylvania State, General Obligation Bonds, First Series
2018
4 .000 03/01/35 12,643,884
5,000,000 Pennsylvania State, General Obligation Bonds, First Series
2024
5 .000 08/15/30 5,469,222
850,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/26 855,325
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/28 1,043,538
1,000,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Saint Joseph's University Project,
Refunding Series 2020C. Forward Delivery
5 .000 11/01/29 1,057,201
3,100,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/29 3,280,129
1,200,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
5 .000 07/01/27 1,218,038
TOTAL PENNSYLVANIA 166,906,406
PUERTO RICO - 2.2%
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 2,646,688
3,035,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/30 3,175,082
2,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 2,600,885
935,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 984,323
3,285,000 (d) Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Hospital
Revenue Bonds, Hospital de la Concepcion, Series 2017A, (Pre-
refunded 11/15/26)
3 .550 11/15/30 3,294,829
11,070,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/27 10,744,392
8,182,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 7,464,745
27,188,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/31 23,276,441

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 7,642,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000% 07/01/33 $ 6,076,922
436,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 436,054
5,731,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 5,733,744
6,444,319 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/27 6,565,784
11,514,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 12,191,043
1,931,601 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 2,108,922
1,535,000 (b) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,126,370
791,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 801,810
TOTAL PUERTO RICO 89,228,034
RHODE ISLAND - 0.8%
3,440,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 70
2 .800 10/01/34 3,181,058
14,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2021 Series 75A
2 .050 10/01/36 11,481,996
9,795,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .350 10/01/36 8,417,829
3,070,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 73-A
2 .100 10/01/35 2,676,034
5,000,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bonds, Series 74
2 .125 10/01/36 4,220,438
1,230,000 Rhode Island Housing and Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, Series 2020-72A
2 .300 10/01/35 1,074,555
2,270,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 2,269,864
TOTAL RHODE ISLAND 33,321,774
SOUTH CAROLINA - 0.7%
505,000 Lexington County Health Services District, Inc., South Carolina,
Hospital Revenue Bonds, Refunding Series 2017
5 .000 11/01/26 508,367
6,000,000 (a) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023A-1, (Mandatory Put
8/01/31)
5 .250 10/01/54 6,441,049
1,145,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2019B
2 .650 07/01/34 1,051,692
2,830,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2020B
2 .000 07/01/35 2,466,683
6,105,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2021A
1 .850 07/01/36 5,033,054
600,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .450 07/01/38 615,346
2,805,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .000 07/01/39 2,805,595
3,730,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025C
6 .250 01/01/56 4,183,941
2,800,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2026A
6 .000 07/01/56 3,111,342
TOTAL SOUTH CAROLINA 26,217,069
SOUTH DAKOTA - 0.6%
925,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Vocational Education Program, Refunding
Series 2026
5 .000 08/01/30 1,004,027
3,060,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021A
1 .900 11/01/36 2,502,328
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2021B
1 .850 11/01/36 4,084,982

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA (continued)
$ 7,310,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .300% 11/01/37 $ 6,081,207
1,225,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022C
4 .125 11/01/37 1,231,978
2,275,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .000 11/01/37 2,274,001
2,750,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2025E
6 .250 05/01/56 3,107,507
2,030,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2026A
6 .000 11/01/56 2,276,486
TOTAL SOUTH DAKOTA 22,562,516
TENNESSEE - 1.2%
2,335,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/32 2,435,794
2,810,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
5 .000 11/15/33 2,918,280
700,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT)
5 .000 07/01/27 714,750
2,000,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/31 2,176,607
2,655,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .000 07/01/32 2,919,288
10,800,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2021A, (Mandatory Put 9/01/28)
4 .000 12/01/51 10,938,149
1,640,000 (a) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 1,748,501
2,305,000 Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2026A
5 .000 11/01/34 2,465,057
840,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2015-1C
3 .850 07/01/32 840,208
2,900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-1
3 .400 07/01/34 2,896,794
3,050,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2019-2
2 .800 07/01/34 2,825,497
605,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .100 07/01/35 530,216
1,800,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-1
2 .050 07/01/36 1,487,123
2,285,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-2
2 .000 07/01/37 1,831,876
3,345,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2021-3
2 .050 07/01/36 2,760,653
900,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2022-2
4 .050 07/01/37 904,731
3,250,000 The Tennessee Energy Acquisition Corporation, Gas Project
Revenue Bonds, Refunding Series 2025A
5 .000 12/01/35 3,439,508
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,006,171
TOTAL TENNESSEE 45,839,203
TEXAS - 10.9%
1,290,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/27 1,295,280
1,920,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/29 1,928,172
3,125,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5 .000 11/15/30 3,368,477
2,175,000 Austin, Texas, Airport System Revenue Bonds, Refunding Series
2025, (AMT)
5 .000 11/15/29 2,311,411
5,365,000 Austin, Texas, Certificates of Obligation, Series 2025 5 .000 09/01/29 5,754,560
2,315,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2023
5 .000 09/01/27 2,384,853

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,950,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2025A
5 .000% 08/15/28 $ 7,305,036
10,410,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000 02/15/33 11,713,999
5,000,000 Clear Creek Independent School District, Galveston and Harris
Counties, Texas, General Obligation Bonds, Refunding &
School Building Series 2025
5 .000 02/15/34 5,684,763
2,510,000 Collin County, Texas, General Obligation Bonds, Refunding
Limited Tax Permanent Improvement, Tax Notes Series 2025
5 .000 02/15/30 2,714,389
5,000,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/30 5,410,358
2,480,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/30 2,665,086
2,455,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/31 2,674,708
2,595,000 Corpus Christi, Texas, General Obligation Bonds, General
Improvement Refunding Series 2025C
5 .000 03/01/32 2,859,739
6,885,000 Cypress-Fairbanks Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding Series 2025
5 .000 02/15/29 7,310,457
6,810,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Refunding Series 2023C, (AMT)
5 .000 11/01/27 6,999,794
3,000,000 Dallas Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2026A
5 .000 02/15/32 3,347,441
3,000,000 Denton County, Texas, General Obligation Bonds, Refunding
Permanent Improvement Series 2025
5 .000 07/15/30 3,273,680
9,980,000 Denton, Texas, Certificates of Obligation, Series 2025 5 .000 02/15/30 10,789,079
6,725,000 Fort Bend County, Texas, Certificates of Obligation, Series 2025 5 .000 03/01/30 7,270,769
3,525,000 Fort Bend County, Texas, General Obligation Bonds, Tax Road
Series 2024
5 .000 03/01/28 3,668,096
2,595,000 Fort Worth, Texas, General Obligation Bonds, General Purpose
Series 2025
5 .000 03/01/31 2,847,423
3,005,000 Fort Worth, Texas, General Obligation Bonds, Tax Notes Series
2025
5 .000 03/01/30 3,247,779
3,665,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025A
5 .000 02/15/30 3,959,200
8,000,000 Frisco Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, Refunding Series
2025B
5 .000 02/15/31 8,784,437
5,450,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/28 5,677,928
5,780,000 Frisco, Collin and Denton Counties, Texas, General Obligation
Bonds, Refunding & Improvement Series 2025
5 .000 02/15/29 6,140,559
10,305,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2019B-3, (Mandatory Put
12/01/26)
5 .000 07/01/49 10,421,588
3,240,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022B, (Mandatory Put
12/01/28)
5 .000 06/01/50 3,387,803
8,330,000 (a) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2024C, (Mandatory Put
7/01/29)
5 .000 07/01/54 8,793,084
5,855,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Medical Center,
Refunding Series 2026
5 .000 12/01/29 6,269,755
4,530,000 Harris County Flood Control District, Texas, Contract Tax Bonds,
Refunding Series 2025A
5 .000 09/15/29 4,863,687
10,000,000 Harris County Metropolitan Transit Authority, Texas, Sales and
Use Tax Revenue Bonds, Contractual Obligations Series 2026
5 .000 11/01/29 10,780,915

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 5,680,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000% 09/15/29 $ 6,107,470
6,570,000 Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2025A
5 .000 09/15/30 7,185,606
2,550,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/27 2,629,452
2,510,000 Harris County, Texas, Road Revenue Bonds, Refunding, Series
2024A
5 .000 09/15/28 2,645,556
1,710,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/26 1,713,963
2,535,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2024A
5 .000 08/15/27 2,606,076
4,230,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 4,547,231
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 1,078,472
3,055,000 Houston, Texas, Combined Utility System Revenue Bonds,
Combined First Lien Series 2024A
5 .000 11/15/26 3,082,501
7,080,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/29 7,513,304
6,000,000 Houston, Texas, General Obligation Bonds, Public
Improvement Refunding Series 2025
5 .000 03/01/30 6,480,388
9,040,000 Houston, Texas, General Obligation Bonds, Refunding Public
Improvement Series 2016A
5 .000 03/01/27 9,058,141
3,180,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/36 3,509,322
3,420,000 Irving Independent School District, Dallas County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 02/15/37 3,754,929
5,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/28 5,319,087
6,055,000 Irving, Dallas County, Texas, General Obligation Bonds, Series
2024
5 .000 09/15/29 6,501,021
1,000,000 Leander, Texas, Certificates of Obligation, Combination Tax &
Revenue Series 2025
5 .000 08/15/30 1,089,001
7,250,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, Central Power & Light Company
Project, Refunding Series 1996, (AMT)
4 .250 05/01/30 7,509,251
1,880,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 1,883,013
750,000 (a) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 777,882
800,000 (a) Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Republic Services Inc. Project,
Adjustable Rate Series 2020A, (AMT), (Mandatory Put 8/03/26)
2 .950 05/01/50 799,845
3,750,000 Mission Economic Development Corporation, Texas, Solid
Waste Disposal Revenue Bonds, Waste Management Inc.
Project, Series 2023A, (AMT), (Mandatory Put 7/01/27)
4 .250 06/01/48 3,782,368
5,145,000 North East Independent School District, Bexar County, Texas,
General Obligation Bonds, Refunding Series 2025
5 .000 08/01/30 5,613,653
5,430,000 North Texas Municipal Water District, Texas, Regional
Wastewater Revenue Bonds, Improvement and Refunding
Series 2025
5 .000 06/01/31 5,976,046
7,375,000 North Texas Municipal Water District, Water System Revenue
Bonds, Refunding & Improvement Series 2025
5 .000 09/01/29 7,919,816
3,685,000 North Texas Tollway Authority, System Revenue Bonds,
Refunding First Tier Series 2023A
5 .000 01/01/27 3,730,046
5,000,000 Pasadena Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Series 2015A
4 .000 02/15/32 5,003,109
8,760,000 Plano Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025
5 .000 02/15/28 9,124,932

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,000,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Texas Christian University Project,
Refunding & Improvement Series 2024
5 .000% 03/15/35 $ 8,008,434
1,750,000 San Antonio, Texas, Combination Tax and Revenue Certificates
of Obligation, Taxable Series 2024
5 .000 02/01/32 1,948,764
5,000,000 Spring Branch Independent School District, Harris County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .000 02/01/29 5,311,548
2,320,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2026E
5 .000 11/15/28 2,442,587
7,630,000 (a) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2025B, (Mandatory Put 11/15/29)
5 .000 11/15/64 8,131,002
8,000,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, PAC Series 2026B
6 .000 01/01/57 9,003,850
2,915,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2026A
6 .000 01/01/57 3,269,579
2,475,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2019A
3 .500 07/01/34 2,473,975
4,645,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024C
4 .100 01/01/39 4,642,001
3,405,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
1 .850 09/01/36 2,794,476
4,000,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023A, (Mandatory Put
1/01/30)
5 .500 01/01/54 4,238,670
15,040,000 (a) Texas Municipal Gas Acquisition and Supply Corporation IV,
Gas Supply Revenue Bonds, Series 2023B, (Mandatory Put
1/01/34)
5 .500 01/01/54 16,452,256
4,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 12/31/33 4,219,675
2,900,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .000 06/30/34 3,057,100
3,025,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/30 3,097,717
4,070,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/31 4,162,390
5,000,000 Texas State Transportation Commission, General Obligation
Bonds, Mobility Fund Refunding Series 2025
5 .000 10/01/31 5,552,212
3,155,000 Texas State University System, Financing Revenue Bonds,
Refunding Series 2024
5 .000 03/15/27 3,210,353
7,500,000 Texas State, General Obligation Bonds, Texas Transportation
Commission, Mobility Fund Refunding Series 2024
5 .000 10/01/31 8,316,575
5,325,000 Texas Transportation Commission, Central Texas Turnpike
System Revenue Bonds, Refunding Second Tier Series 2024C
5 .000 08/15/31 5,860,101
4,355,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2024
5 .000 04/01/28 4,544,162
6,590,000 Texas Transportation Commission, General Obligation Bonds,
Highway Improvement Refunding Series 2026
5 .000 04/01/32 7,375,448
12,710,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2025
5 .000 04/15/30 13,785,605
TOTAL TEXAS 434,744,266

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 0.8%
$ 1,215,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000% 07/01/27 $ 1,240,602
1,120,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/28 1,166,039
1,635,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/29 1,730,004
1,470,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT)
5 .000 07/01/30 1,579,661
2,000,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2025A, (AMT)
5 .000 07/01/28 2,082,213
5,595,000 (a) Utah County, Utah, Hospital Revenue Bonds, IHC Health
Services Inc., Series 2020B-2, (Mandatory Put 8/01/26)
5 .000 05/15/60 5,603,093
3,610,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .050 07/01/39 3,616,393
1,155,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/31 1,280,926
1,375,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2024
5 .000 06/15/32 1,545,261
6,600,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025
5 .000 12/15/28 6,996,677
3,190,000 Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Subordinate Series 2024
5 .000 06/15/30 3,477,895
TOTAL UTAH 30,318,764
VERMONT - 0.1%
1,155,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Series 2021A
2 .200 11/01/36 978,135
2,915,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2024C
4 .125 11/01/39 2,904,827
1,420,000 Vermont State, General Obligation Bonds, Vermont Citizen
Series 2025A
5 .000 08/15/31 1,581,775
TOTAL VERMONT 5,464,737
VIRGINIA - 1.6%
4,525,000 Charles City County Industrial Development Authority,
Virginia, Solid Waste Disposal Facility Revenue Bonds, Waste
Management, Inc., Series 2002, (AMT)
1 .450 04/01/27 4,429,470
5,345,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Intermediate Lien Bond Anticipation Notes Series 2023A
5 .000 07/01/27 5,477,886
7,530,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2019A
5 .000 12/01/26 7,609,221
5,350,000 Loudoun County, Virginia, General Obligation Bonds, Public
Improvement Series 2023A
5 .000 12/01/35 5,995,019
900,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2026B
5 .000 01/01/28 928,298
5,535,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 01/15/31 6,112,354
8,745,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2026A
5 .000 01/15/32 9,808,752
5,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2026A
5 .000 02/01/30 5,408,329
6,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2026A
5 .000 02/01/31 6,603,527
1,800,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-3
4 .000 10/01/39 1,806,294
2,720,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .100 07/01/40 2,735,063
1,300,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
3 .625 06/01/29 1,300,336

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 2,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000% 01/01/36 $ 1,996,245
1,715,000 (a) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 1,722,578
TOTAL VIRGINIA 61,933,372
WASHINGTON - 2.1%
2,500,000 King County School District 414 Lake Washington, Washington,
General Obligation Bonds, Series 2017
4 .000 12/01/33 2,521,774
5,000,000 King County, Washington, Sewer Revenue Bonds, Refunding
Series 2025A
5 .000 07/01/30 5,461,716
4,905,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2025B, (AMT)
5 .000 10/01/29 5,218,491
3,770,000 Port of Seattle, Washington, Revenue Bonds, Refunding First
Lien Series 2016B, (AMT)
5 .000 10/01/28 3,787,014
6,500,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/27 6,653,806
3,750,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/28 3,911,586
4,275,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2024B, (AMT)
5 .000 07/01/31 4,646,300
2,910,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Series 2018B
5 .000 10/01/26 2,923,924
3,755,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-1N
2 .000 12/01/36 3,043,777
1,500,000 Washington State Housing Finance Commission, Single Family
Program Bonds, Series 2021-2N
2 .250 12/01/36 1,276,345
3,527,669 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 3,406,719
10,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees, Refunding Series R-2026D
5 .000 08/01/29 10,732,530
5,000,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees, Refunding Series R-2026D
5 .000 08/01/33 5,699,829
2,700,000 Washington State, General Obligation Bonds, Refunding Motor
Vehicle Fuel Tax Series R-2025E
5 .000 08/01/32 3,042,816
5,055,000 Washington State, General Obligation Bonds, Various Purpose
Refunding Series 2025B
5 .000 07/01/29 5,416,332
7,515,000 Washington State, General Obligation Bonds, Various Purpose
Series 2017D
5 .000 02/01/38 7,596,379
8,225,000 Washington State, General Obligation Bonds, Various Purpose
Series 2026A
5 .000 08/01/31 9,139,961
TOTAL WASHINGTON 84,479,299
WEST VIRGINIA - 0.7%
865,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .000 06/01/29 914,088
1,535,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Refunidng Series 2015A, (Mandatory
Put 6/15/28)
3 .375 03/01/40 1,547,351
2,605,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Appalachian Power
Company - Amos Project, Series 2009B, (Mandatory Put
6/01/28)
3 .700 12/01/42 2,644,016
1,000,000 (a),(c) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,091,566

Portfolio of Investments June 30, 2026
(continued)
Limited Term

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 9,595,000 (a) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Wheeling Power Company
- Mitchell Project, Refunding Series 2013A, (AMT), (Mandatory
Put 6/18/27)
3 .000% 06/01/37 $ 9,555,437
2,120,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/27 2,122,848
1,015,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Series 2014A
5 .000 09/01/28 1,016,300
2,000,000 (a) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System System Obligated Group,
Improvement Series 2025B, (Mandatory Put 6/01/33)
5 .000 06/01/55 2,175,512
7,750,000 (a) West Virginia University, Revenue Bonds, West Virginia
University Projects, Refunding Series 2019B, (Mandatory Put
10/01/29)
5 .000 10/01/41 8,239,282
TOTAL WEST VIRGINIA 29,306,400
WISCONSIN - 2.6%
2,750,000 Dane County, Wisconsin, General Obligation Bonds, Airport
Project Promissory Note Series 2022D
5 .000 06/01/29 2,902,118
2,460,000 Madison Metropolitan School District, Dane County, Wisconsin,
General Obligation Bonds, School Building & Facility
Improvement Series 2023
4 .000 03/01/36 2,515,631
6,435,000 Madison, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2023A
5 .000 10/01/26 6,471,481
9,850,000 Madison, Wisconsin, Industrial Development Revenue
Refunding Bonds, Madison Gas and Electric Company Projects,
Series 2020A
3 .750 10/01/27 9,996,557
9,185,000 (a) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022A-2, (Mandatory Put 10/01/26)
3 .300 10/01/46 9,179,708
2,250,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,243,868
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 2,500,032
7,080,000 (a) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Sustainability Series 2002B, (Mandatory Put
10/01/31)
5 .000 04/01/54 7,684,061
3,830,000 Waushara County, Wisconsin Note Anticipation Notes, Series
2022A
4 .500 06/01/27 3,834,058
4,015,000 (a) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Advocate Aurora Health Credit
Group, Series 2018C-1, (Mandatory Put 7/29/26)
5 .000 08/15/54 4,021,339
5,000,000 (a),(d) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 5,013,735
1,770,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 03/01/31 1,649,591
1,785,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .200 09/01/31 1,648,920
5,075,000 Wisconsin Housing and Ecconomic Development Authority,
Home Ownership Revenue Bonds, Series 2019C
2 .500 09/01/34 4,518,342
465,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023B, (Mandatory Put
11/01/26)
3 .750 05/01/54 465,239
295,000 (a) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2023E, (Mandatory Put
5/01/27)
3 .875 11/01/54 295,168
9,320,000 Wisconsin State, General Obligation Bonds, Refunding Series
2024-2
5 .000 05/01/28 9,764,106
10,000,000 Wisconsin State, General Obligation Bonds, Refunding Series
2025-3
5 .000 05/01/30 10,885,518
9,845,000 Wisconsin State, General Obligation Bonds, Refunding Series
2026-1
5 .000 05/01/31 10,892,382

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 6,580,000 Wisconsin State, General Obligation Bonds, Series 2025B 5 .000% 05/01/32 $ 7,393,550
TOTAL WISCONSIN 103,875,404
WYOMING - 0.8%
20,555,000 Sweetwater County, Wyoming, Pollution Control Revenue
Refunding Bonds, Idaho Power Company Project, Series 2006
1 .700 07/15/26 20,536,135
2,510,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2019 Series 3
2 .450 12/01/34 2,248,004
1,315,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 1
2 .625 12/01/35 1,186,349
2,575,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2020 Series 2
2 .100 12/01/35 2,236,492
5,375,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2021 Series 3
2 .000 12/01/36 4,356,937
TOTAL WYOMING 30,563,917
TOTAL MUNICIPAL BONDS
(Cost $3,958,544,787) 3,888,612,384
TOTAL LONG-TERM INVESTMENTS
(Cost $3,958,544,787) 3,888,612,384
OTHER ASSETS & LIABILITIES, NET -  2.4% 95,842,334
NET ASSETS - 100% $ 3,984,454,718
AMT Alternative Minimum Tax
ETM Escrowed to maturity
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $64,884,028 or 1.7% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(e) When-issued or delayed delivery security.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

Portfolio of Investments June 30, 2026
(continued)
Limited Term

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Limited Term
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,888,612,384 $ – $ 3,888,612,384
$ – $ 3,888,612,384 $ – $ 3,888,612,384
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 46,881,015 $ – $ 46,881,015
$ – $ 46,881,015 $ – $ 46,881,015

Portfolio of Investments June 30, 2026
High Yield
[
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 125.7%
286668 COMMON STOCKS - 0.0% 286668
MATERIALS - 0.0%
3,839 (a),(b) Ingevity Corp $ 286,658
978 (b),(c) PALOUSE FIBER HOLDINGS 10
TOTAL MATERIALS 286,668
TOTAL COMMON STOCKS
(Cost $146,700) 286,668
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
26713899 CORPORATE BONDS - 0.2% 26713899
COMMERCIAL & PROFESSIONAL SERVICES - 0.0%
$ 1,585,000 (d) College for Certain Inc 4 .800% 06/01/60 1,143,678
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 1,143,678
CONSUMER SERVICES - 0.1%
21,600,000 Wild Rivers Water Park 8 .500 11/01/51 17,450,876
TOTAL CONSUMER SERVICES 17,450,876
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
7,160,655 (d) Benloch Ranch Improvement Association0 0 9 .750 12/01/39 5,594,050
3,232,511 (d) Benloch Ranch Improvement Association No 12022 2022 9 .750 12/01/39 2,525,295
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 8,119,345
TOTAL CORPORATE BONDS
(Cost $32,807,131) 26,713,899
SHARES DESCRIPTION VALUE
9,746,366 EXCHANGE-TRADED FUNDS - 0.1% 9,746,366
388,000 (e),(f) Nuveen High Yield Municipal Bond ETF 9,746,366
TOTAL EXCHANGE-TRADED FUNDS
(Cost $9,641,800) 9,746,366
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
16145609431 MUNICIPAL BONDS - 125.4% 16145609431
ALABAMA - 2.3%
2,917,647 (d),(g) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Refunding Taxable Series 2017C
1 .000 09/01/37 29
16,000,000 (d),(g) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Series 2017A
6 .750 09/01/37 11,200,000
3,397,647 (d),(g) Adamsville Solid Waste Disposal Authority, Alabama, Solid
Waste Disposal Revenue Bonds, Big Sky Environmental LLC
Project, Taxable Series 2017B
6 .750 09/01/37 2,378,353
10,000,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 10,000,564
1,350,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5 .750 06/01/35 1,350,711
2,500,000 Birmingham Special Care Facilities Financing Authority,
Alabama, Revenue Bonds, Methodist Home for the Aging,
Refunding Series 2015-1
5 .750 06/01/45 2,499,794
3,000,000 (h) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 3,063,500
35,000,000 (h),(i) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32), (UB)
5 .250 05/01/56 35,740,835
40,500,000 (d),(h) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 43,609,477
8,225,000 (i) Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2024B, (Mandatory Put
6/01/32), (UB)
5 .250 07/01/54 8,861,141

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 2,790,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons I, LLC Recreation Center Project at
Samford University Series 2024A
5 .500% 10/01/54 $ 2,871,014
4,000,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .500 10/01/49 4,144,971
1,530,000 Homewood Educational Building Authority, Alabama, Revenue
Bonds, CHF-Horizons II, LLC Student Housing and Parking
Project at Samford University Series 2024C
5 .000 10/01/56 1,514,587
1,645,000 (h) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 1,823,382
76,375,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750 10/01/49 78,757,403
4,600,000 Infirmary Health System Special Care Facilities Financing
Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health
System, Inc., Series 2021
4 .000 02/01/46 4,108,488
8,800,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 8,851,297
2,000,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024B, (AMT)
4 .750 12/01/54 1,940,349
29,065,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 20,434,448
7,630,000 (h),(i) Southeast Energy Authority, Alabama, Revenue Bonds,
Cooperative District Energy Supply Series 2025A, (Mandatory
Put 6/01/35), (UB)
5 .000 01/01/56 7,792,120
3,000,000 Talladega, Alabama, Water and Sewer Revenue Warrants,
Series 2021A - AGM Insured
3 .000 09/01/51 2,179,490
43,587,267 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 44,364,415
1,000,000 (d) University Beach Improvement District, Alabama, Special
Assessments Revenue Bonds, Series 2026
7 .500 11/01/45 1,024,516
1,000,000 (d) University Beach Improvement District, Alabama, Special
Assessments Revenue Bonds, Series 2026
7 .500 11/01/55 996,663
TOTAL ALABAMA 299,507,547
ALASKA - 0.2%
10,000,000 (i) Anchorage, Alaska, Port Revenue Bonds, Series 2024A, (AMT),
(UB)
4 .500 02/01/60 9,212,980
10,760,000 (i) Anchorage, Alaska, Solid Waste Services Revenue Bonds,
Refunding Series 2022A, (UB)
4 .000 11/01/52 9,936,620
TOTAL ALASKA 19,149,600
ARIZONA - 2.0%
580,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .500 07/01/37 580,763
1,390,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .750 07/01/47 1,366,484
1,505,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Franklin Phonetic Charter School
Project, Refunding Series 2017
5 .875 07/01/52 1,459,636
700,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6 .000 11/01/37 678,640
3,850,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects,
Refunding Series 2017A
6 .250 11/01/50 3,499,637

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,280,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
5 .125% 07/01/47 $ 1,251,593
3,000,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .250 07/01/52 2,885,753
5,440,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 5,141,349
2,260,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
5 .500 12/15/48 2,254,938
1,000,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 597,449
23,925,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .150 12/01/57 14,034,312
37,730,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Subordinate Series 2022B
5 .750 12/15/57 26,073,433
2,450,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
3 .000 09/01/50 1,870,056
10,000,000 (d) Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Greenville University, Series 2022
6 .500 11/01/53 9,769,437
4,875,000 (d) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6 .750 12/01/55 5,044,417
7,965,000 (d),(g) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .500 06/01/50 6,372,000
3,970,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/45 3,251,880
22,350,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 18,604,352
5,715,000 (i) Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured, (UB)
5 .250 07/01/61 5,951,966
6,000,000 (i) Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured, (UB)
5 .000 07/01/65 6,082,558
9,573,067 (d),(g) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 9,573,067
2,000,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
5 .500 07/01/40 1,874,908
1,053,000 (d) Eastmark Community Facilities District 1, Mesa, Arizona,
Special Assessment Revenue Bonds, Assessment District 2,
Series 2014
5 .375 07/01/39 1,053,207
2,055,000 (d) Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 2, Series 2015
5 .000 07/01/39 2,055,389
920,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
5 .800 07/01/49 932,840
4,655,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7 .000 05/01/66 4,837,044
7,455,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Gateway Academy Project, Series
2019A
5 .750 01/01/50 7,023,880
1,655,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Villa Montessori, Inc Project, Series
2023A
5 .500 07/01/53 1,657,517

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 9,925,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400% 10/01/36 $ 8,157,431
1,540,000 Pima County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Cambridge Academy-East, Inc.
Project, Series 2010
6 .625 04/01/40 1,540,725
3,445,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 2,756,000
5,700,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 4,560,000
6,830,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 5,464,000
10,305,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 8,244,000
11,345,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 11,388,699
8,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Refunding Series
2016A
4 .000 01/01/38 7,992,658
21,530,000 (d) Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .500 12/01/37 23,307,235
17,000,000 (j) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Convertible Capital
Appreciation Revenue Bonds, Series 2021A
5 .375 10/01/56 13,842,372
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Economic Development Revenue Bonds, Taxable Series 2021B
6 .250 10/01/36 871,524
7,280,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, AmeriSchools Academy
Project, Series 2022
6 .000 06/15/57 7,368,642
2,140,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 1,834,569
3,365,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/47 2,675,829
3,085,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .125 10/01/52 2,393,151
4,340,000 (d) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Series 2012
5 .125 03/01/42 4,339,670
TOTAL ARIZONA 252,515,010
ARKANSAS - 0.5%
18,940,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 19,384,350
14,400,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 14,928,258
8,685,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 8,461,869
1,000,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Taxable
Green Series 2026B, (AMT)
7 .000 07/01/48 1,108,493
15,000,000 (i) Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured, (UB)
4 .125 08/01/50 14,126,856
TOTAL ARKANSAS 58,009,826

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 11.2%
$ 9,400,000 (j) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Second Subordinate Lien Series 2022C
5 .400% 10/01/49 $ 5,774,099
15,440,000 (j) Alameda Corridor Transportation Authority, California,
Revenue Bonds, Refunding Second Subordinate Lien Series
2022C - AGM Insured
5 .450 10/01/52 9,389,799
22,030,000 (j) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .300 10/01/47 13,464,359
7,440,000 (j) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .350 10/01/48 4,526,181
20,430,000 (j) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .375 10/01/49 12,384,805
12,890,000 (j) Alameda Corridor Transportation Authority, California, Revenue
Bonds, Refunding Senior Lien Series 2022B
5 .400 10/01/50 7,793,872
1,985,000 (k) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 1,460,551
4,075,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 4,025,035
10,900,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/46 10,386,142
1,700,000 (j) Bakersfield City School District, Kern County, California,
General Obligation Bonds, Series 2012C
0 .000 05/01/42 1,426,604
1,700,000 Blythe Redevelopment Agency, California, Tax Allocation
Bonds, Redevelopment Project 1, Series 2011
9 .750 05/01/38 1,707,891
1,375,000 Burbank-Glendale-Pasadena Airport Authority, California,
Airport Revenue Bonds, Senior Series 2026B, (AMT)
4 .625 07/01/51 1,384,206
8,990,000 (h),(i) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30), (UB)
5 .250 11/01/54 9,509,299
2,089,612 (d) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Serenity at Larkspur Apartments,
Series 2020A
5 .000 02/01/50 39,703
38,790,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 30,433,443
15,000,000 (k) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Fresno County Tobacco
Funding Corporation, Subordinate Turbo Capital Series 2006A
0 .000 06/01/46 4,200,102
14,700,000 (k) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Golden Gate Tobacco
Funding Corporation, Turbo, Series 2007A
0 .000 06/01/57 2,325,336
31,980,000 (k) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 5,578,953
64,250,000 (k) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Series 2006A
0 .000 06/01/46 15,584,885
28,600,000 (k) California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Stanislaus County Tobacco
Funding Corporation, Subordinate Turbo Capital Appreciation
Series 2006B
0 .000 06/01/46 6,701,583
31,305,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Norton Science and Language Academy
Project, Series 2020
6 .250 07/01/58 31,916,027
10,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Kaiser Permanente System, Series 2017A-2
4 .000 11/01/44 9,684,557
2,500,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 2,528,814
1,500,000 California Municipal Finance Authority Charter School Revenue
Bonds, John Adams Academies, Inc. Project, Series 2015A
5 .250 10/01/45 1,499,881
640,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
5 .500 06/01/38 640,203

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6 .200% 06/15/54 $ 1,055,867
2,300,000 (d) California Municipal Finance Authority, Educational Facilities
Revenue Bonds, Westside Neighborhood School Project,
Series 2024
6 .375 06/15/64 2,437,420
2,150,000 (d) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
6 .000 01/01/55 2,277,153
1,000,000 California Municipal Finance Authority, Revenue Bonds,
Gateways Hospital and Mental Health Centers, Series 2026A
5 .250 09/01/55 1,029,059
500,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6 .625 01/01/32 497,394
515,000 (d) California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2012A
6 .875 01/01/42 509,448
1,225,000 California Municipal Finance Authority, Revenue Bonds,
Goodwill Industries of Sacramento Valley & Northern Nevada
Project, Series 2014A
5 .000 01/01/35 1,085,136
1,000,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A - AGM Insured, (AMT)
4 .000 12/31/47 945,922
7,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 7,032,458
3,720,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Bold Program, Series 2022A
5 .250 09/01/52 3,816,615
2,160,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2020-6, County of Placer-
PV400, Series 2022
5 .250 09/01/52 2,216,099
2,000,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 2,004,494
5,410,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5 .125 07/01/55 4,774,468
870,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/39 870,131
1,000,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5 .000 06/15/49 956,736
2,055,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .125 06/15/37 2,072,267
3,025,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
6 .250 06/15/47 3,039,962
10,000,000 (i) California Public Finance Authority, Revenue Bonds, Sharp
HealthCare, Series 2017A, (UB)
4 .000 08/01/47 9,419,491
3,935,000 (d),(h) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory
Put 4/01/33)
5 .100 04/01/66 3,978,499
1,800,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .500 07/01/50 1,905,064
2,360,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/46 2,359,973
6,930,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group, Series
2020A
6 .000 06/01/59 6,693,665

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 470,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Alta Public Schools - Obligated Group,
Taxable Series 2020B
6 .000% 06/01/31 $ 442,082
500,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Girls Athletic Leadership School Los Angeles
Project, Series 2021A
4 .000 06/01/51 375,302
2,770,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
6 .125 06/15/64 2,607,587
5,010,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5 .750 06/01/42 5,013,194
5,065,000 California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2016A
5 .875 06/01/52 5,066,327
1,000,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/49 956,981
8,810,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .500 06/15/63 8,983,497
1,175,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/40 1,105,548
1,850,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/50 1,610,410
875,000 (d),(l) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6 .250 07/01/37 904,849
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6 .250 07/01/37 351,964
2,940,000 (d),(l) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (Pre-
refunded 7/01/27)
6 .500 07/01/50 3,045,422
1,885,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
6 .500 07/01/50 1,681,803
1,680,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Kepler Neighborhood School, Series 2017A
5 .875 05/01/47 1,684,329
1,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Larchmont Charter School Project , Series 2018A
5 .000 06/01/43 1,166,189
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/41 5,983,264
3,000,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/51 2,319,786
800,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/51 554,187
10,000,000 (d),(l) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A, (Pre-refunded 6/01/28)
5 .000 06/01/60 10,396,294
3,615,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024A
7 .000 06/01/54 3,380,450
375,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Urban Discovery Academy Project, Series 2024B
9 .000 06/01/34 381,339
4,810,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .125 03/01/52 3,619,304
3,750,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .250 03/01/62 2,750,743
1,280,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
5 .750 07/01/41 1,280,777

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 2,250,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Value Schools, Series 2016A
6 .000% 07/01/51 $ 2,251,053
3,000,000 (i) California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3 .000 12/01/46 2,489,580
1,000,000 California State, General Obligation Bonds, Refunding Various
Purpose Series 2021
3 .000 12/01/49 809,590
500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/34 500,472
12,865,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 12,871,088
28,420,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 28,430,765
12,090,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 12,095,975
7,135,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 7,136,657
31,580,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 31,587,617
13,535,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 13,694,823
2,000,000 (d) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .125 09/02/48 2,090,624
5,075,000 (d) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .250 09/02/61 5,254,041
1,000,000 (d) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel
Project, Series 2026
5 .250 09/02/61 1,021,674
8,150,000 (d) California Statewide Communities Development Authority,
Revenue Bonds, Lancer Educational Student Housing Project,
Refunding Series 2016A
5 .000 06/01/46 8,150,037
3,245,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .375 09/01/35 3,249,268
3,285,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2015-2 Rio
Bravo, Series 2015A
5 .625 09/01/45 3,288,080
3,660,000 California Statewide Communities Development Authority,
Special Tax Bonds, Community Facilities District 2016-02 Delta
Coves, Series 2022
5 .500 09/01/52 3,758,199
1,805,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2011A
8 .000 09/02/41 1,805,076
3,250,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 2,210,481
3,290,000 (d) CMFA Special Financing Agency VIII, California, Essential
Housing Revenue Bonds, Elan Huntington Beach, Senior Lien
Series 2021A-1
3 .000 08/01/56 2,313,606
1,000,000 County of Sacramento, California, McClellan Park Community
Facilities District No. 2004-1 Special Tax Bonds Series 2017
5 .000 09/01/35 1,013,459
35,450,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Altana Glendale, Series
2021A-2
4 .000 10/01/56 28,246,755
10,950,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5 .000 01/01/54 9,856,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000% 06/01/58 $ 6,422,696
3,025,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Jefferson-Anaheim Series
2021A-2
3 .125 08/01/56 2,308,008
2,095,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3 .400 10/01/46 1,734,640
8,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-2
4 .000 10/01/56 6,314,346
9,735,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Series 2021B
4 .000 07/01/58 5,878,663
2,040,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Oceanaire-Long Beach,
Social Series 2021A-2
4 .000 09/01/56 1,506,906
5,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Orange City Portfolio,
Senior Lien Series 2021A-2
3 .000 03/01/57 3,540,680
4,825,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Mezzanine Senior Series 2021B
4 .000 12/01/56 3,836,469
875,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Towne-Glendale, Mezzanine
Lien Social Series 2022B
5 .000 09/01/37 894,162
4,375,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 3,179,939
21,000,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Mezzanine Lien Series 2021B
4 .000 06/01/57 4,312,079
9,400,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Westgate Phase 1-Pasadena
Apartments, Senior Lien Series 2021A-2
3 .125 06/01/57 5,857,024
18,280,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 14,371,080
8,030,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021B
4 .000 12/01/59 4,365,950
30,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Senior Lien Series 2021A-1
3 .000 12/01/49 22,016
3,460,000 Fairfield, California, Special Tax Bonds, Community Facilities
District 2007-1 Fairfield Commons Project, Series 2008
6 .875 09/01/38 3,476,248
2,500,000 Fresno Unified School District, Fresno County, California,
General Obligation Bonds, Election 2020 Series 2021A
3 .000 08/01/55 1,843,789
405,280,000 (k) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 42,006,543
5,760,000 Independent Cities Finance Authority, California, Mobile Home
Park Revenue Bonds, Augusta Communities Mobile Home
Park, Refunding Series 2022A
5 .250 05/15/56 5,910,219
160,000 Indio Redevelopment Agency, California, Tax Allocation Bonds,
Merged Area Redevelopment Project, Subordinate Lien
Refunding Series 2008A
5 .250 08/15/28 160,432
61,000,000 (k) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 31,024,673
187,500,000 (k) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 36,053,419

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .400% 09/01/38 $ 1,985,733
3,095,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .500 09/01/43 3,135,510
4,830,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .600 09/01/49 4,860,116
1,945,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .500 09/01/43 1,970,458
3,665,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .600 09/01/49 3,687,852
2,410,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .400 09/01/38 2,460,472
3,820,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .500 09/01/43 3,870,000
7,205,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .600 09/01/49 7,254,088
835,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .400 09/01/38 852,487
1,335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .500 09/01/43 1,352,474
2,515,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .600 09/01/49 2,530,681
5,000,000 Lennox School District, Los Angeles County, California, General
Obligation Bonds, Election 2016 Series 2017 - AGM Insured
4 .000 08/01/47 4,742,633
20,925,000 (i),(j) Long Beach Community College District, California, General
Obligation Bonds, Refunding 2008 Election Series 2012B -
BAM Insured, (UB)
0 .000 08/01/49 15,200,801
1,765,000 (j) Los Alamitos Unified School District, Orange County, California,
Certificates of Participation, Series 2012
6 .050 08/01/42 1,906,943
17,000,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .250 05/15/50 18,060,713
5,505,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .000 05/15/55 5,682,644
17,250,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Green Series 2025A, (AMT), (UB)
5 .500 05/15/55 18,547,671
2,000,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Refunding
Subordinate Series 2022G, (AMT)
4 .000 05/15/47 1,893,691
13,600,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Lien Series
2020C, (AMT), (UB)
4 .000 05/15/50 12,512,472
10,000,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Senior Series 2022H,
(AMT), (UB)
5 .000 05/15/47 10,307,310
5,950,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2016B, (AMT), (UB)
5 .000 05/15/46 5,952,517
29,800,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2018A, (AMT), (UB)
5 .250 05/15/48 30,293,011

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,500,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2019E, (UB)
5 .000% 05/15/49 $ 7,662,613
12,085,000 (i) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (AMT), (UB)
5 .000 05/15/46 12,491,533
40,000 (i),(l) Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2021D, (Pre-refunded 11/15/31), (AMT), (UB)
5 .000 05/15/46 44,061
1,750,000 Los Angeles Department of Airports, California, Revenue
Bonds, Los Angeles International Airport, Subordinate Lien
Series 2022A, (AMT)
4 .000 05/15/49 1,623,305
3,902,112 (g) Northstar Community Services District, California, Special Tax
Bonds, Community Facilities District 1, Refunding Series 2005
1 .908 09/01/28 780,422
2,305,000 (j) Orland Joint Unified School District, Glenn and Tehama
Counties, California, General Obligation Bonds, 2008 Election,
Series 2012B
6 .000 08/01/51 1,935,776
7,730,000 (g) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/39 5,488,300
1,000,000 (g) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/49 702,500
7,250,000 (g) Oroville, California, Revenue Bonds, Oroville Hospital Series
2019
5 .250 04/01/54 5,020,625
1,230,000 (k) Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0 .000 12/01/31 1,049,549
1,225,000 (k) Palmdale Community Redevelopment Agency, California,
Tax Allocation Bonds, Merged Redevelopment Project Areas,
Series 2002 - AMBAC Insured
0 .000 12/01/32 1,009,311
2,985,000 (k) River Delta Unified School District, Sacramento and Solano
Counties, California, General Obligation Bonds, School
Faciliteis Improvement District 2, Election 2004 Series 2008 -
AGM Insured
0 .000 04/01/48 1,192,265
4,165,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5 .000 09/01/42 4,308,691
7,100,000 (k) Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/41 3,869,070
7,075,000 (k) Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/42 3,669,031
7,050,000 (k) Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/43 3,466,835
5,600,000 (k) Riverside County Redevelopment Agency, California, Tax
Allocation Bonds, Interstate 215 Corridor Redevelopment
Project Area, 2nd Lien Series 2011E
0 .000 12/01/44 2,592,716
550,000 (k) Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0 .000 09/01/36 389,091
660,000 (k) Rocklin Unified School District, Placer County, California,
Special Tax Bonds, Community Facilities District 2, Series 2007
- NPFG Insured
0 .000 09/01/37 446,751
2,500,000 (d),(i) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
11 .747 12/01/30 3,312,474

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,000,000 (d),(i) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
11 .747% 12/01/30 $ 3,974,969
6,580,000 (d),(i) Sacramento City Financing Authority California, Lease Revenue
Bonds, Master Lease Program Facilities Projects, Tender Option
Bond Trust 2016-XG0100. - AMBAC Insured, (IF)
11 .530 12/01/33 10,446,842
4,120,000 Sacramento, California, Special Tax Bonds, Community
Facilities District 05-1 College Square, Series 2007
5 .900 09/01/37 4,135,108
2,150,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .250 09/01/42 2,216,598
4,000,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .250 09/01/47 4,058,311
3,250,000 (d) Sacramento, California, Special Tax Bonds, Community
Facilities District 2018-01 Railyards, Improvements Series 2022
5 .375 09/01/52 3,276,398
4,897,000 (d) San Bernardino City, California, Pension Obligation Bonds,
Taxable Series 2020A
6 .750 12/15/46 4,964,291
1,565,000 San Bernardino County Financing Authority, California,
Revenue Bonds, Courthouse Facilities Project, Series 2007 -
NPFG Insured
5 .500 06/01/37 1,651,268
7,205,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5 .000 07/01/53 7,367,200
7,000,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, International Senior Series 2023B,
(AMT), (UB)
5 .250 07/01/58 7,276,088
12,840,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2019B, (AMT), (UB)
5 .000 07/01/49 12,967,951
23,370,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B - AGM
Insured, (AMT), (UB)
4 .000 07/01/51 21,524,861
10,735,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/51 10,905,241
11,840,000 San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT)
4 .000 07/01/56 10,523,030
12,520,000 (i) San Diego County Regional Airport Authority, California,
Airport Revenue Bonds, Subordinate Series 2021B, (AMT), (UB)
5 .000 07/01/56 12,710,754
17,460,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
4 .000 05/01/52 15,865,996
20,500,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2022A,
(AMT), (UB)
5 .000 05/01/52 20,832,523
5,435,000 San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT)
5 .250 05/01/55 5,711,648
12,370,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5 .250 05/01/55 12,999,648
9,130,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025A,
(AMT), (UB)
5 .500 05/01/55 9,814,273
5,000,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT), (UB)
5 .250 05/01/55 5,254,506
23,000,000 (i) San Francisco Airport Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2025D,
(AMT), (UB)
5 .500 05/01/55 24,723,799
7,000,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000 05/01/44 7,174,806
1,455,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT)
5 .000 05/01/49 1,472,890

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 23,000,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Refunding Second Series
2019A, (AMT), (UB)
5 .000% 05/01/49 $ 23,282,794
5,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000 05/01/47 5,023,526
27,275,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/48 27,516,648
16,345,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .000 05/01/48 16,489,812
86,495,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2018D,
(AMT), (UB)
5 .250 05/01/48 87,744,092
4,000,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT)
5 .000 05/01/50 4,047,894
28,600,000 (i) San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2019E,
(AMT), (UB)
5 .000 05/01/50 28,942,442
20,035,000 (i),(j) San Mateo Union High School District, San Mateo County,
California, General Obligation Bonds, Election 2010 Series
2011A - BAM Insured, (UB)
0 .000 07/01/51 15,912,548
6,440,000 Santa Clara County Housing Authority, California, Multifamily
Housing Revenue Bonds, Blossom River Project, Series 1998A,
(AMT)
6 .500 09/01/39 6,441,104
7,500,000 (k) Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara County
Tobacco Securitization Corporation, Series 2007A
0 .000 06/01/47 1,901,267
94,800,000 (k) Silicon Valley Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Santa Clara
County Tobacco Securitization Corporation, Turbo Capital
Appreciation Series 2007C
0 .000 06/01/56 9,917,540
1,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 1,165,102
3,605,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .750 09/01/32 3,705,244
4,890,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .125 09/01/37 5,017,937
13,145,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 13,399,424
150,400,000 (k) Tobacco Securitization Authority of Southern California,
Tobacco Settlement Asset-Backed Bonds, San Diego County
Tobacco Asset Securitization Corporation, First Subordinate
CABs, Series 2006B
0 .000 06/01/46 35,254,347
27,875,000 (i) University of California Regents, Medical Center Pooled
Revenue Bonds, Series 2022P, (UB)
4 .000 05/15/53 26,507,823
TOTAL CALIFORNIA 1,444,383,930
COLORADO - 13.2%
4,000,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,434,991
16,050,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 16,336,223
791,000 Antelope Heights Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Junior Lien Series Series 2021B
5 .500 12/15/37 784,712
1,760,000 Arvada West Town Center Business Improvement District,
Colorado, General Obligation Bonds, Refunding Series 2015
5 .450 12/01/39 1,760,765
5,700,000 Aurora Crossroads Metropolitan District 2, Colorado, Limited
Tax General Obligation Bonds, Series 2025A-3
6 .125 12/01/55 5,893,917
131,889,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 130,774,789

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,250,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000% 12/01/39 $ 1,256,968
4,279,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 4,293,177
3,151,000 Banning Lewis Ranch Metropolitan District 4, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5 .750 12/01/48 3,155,865
2,165,000 Banning Lewis Ranch Metropolitan District 5, Colorado Springs,
El Paso County, Colorado, Limited Tax General Obligation
Bonds, Series 2018A
5 .750 12/01/48 2,168,343
2,500,000 Banning Lewis Ranch Regional Metropolitan District, Colorado
Springs, El Paso County, Colorado, Limited Tax General
Obligation Bonds, Series 2018A
5 .375 12/01/48 2,500,056
2,396,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 2,398,115
5,010,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 5,012,788
3,800,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Subordinate
Series 2024B
6 .750 12/15/54 3,845,290
3,210,000 (d),(j) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 3,276,554
157,000 Belleview Place Metropolitan District, Arapahoe County,
Colorado,  Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020B-3
8 .000 12/15/50 157,424
1,728,000 Belleview Village Metropolitan District, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2020
4 .950 12/01/50 1,725,832
6,160,000 Bennett Crossing Metropolitan District, Bennett, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2020A-3
6 .125 12/01/49 6,245,757
3,250,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/41 2,980,726
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 837,750
2,312,000 Berkley Shores Metropolitan District, Adams County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A-3
5 .250 12/01/50 2,178,933
1,985,000 Bijou Creek Metropolitan District, Arapahoe County, Colorado,
General Obligation Limited Tax Convertible to Unlimited Tax
Bonds, Refunding Series 2025
5 .625 12/01/55 2,051,071
18,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 14,971,841
5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .250 12/01/57 4,941,627
3,250,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Subordinate Series 2026
9 .000 12/15/57 3,261,505
10,000,000 (i) Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2025, (UB)
4 .000 06/01/50 9,481,575
9,375,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 6,597,743

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,075,000 (g),(j) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate (Convertible to Senior) Capital Appreciation
(Convertible to Current Interest), Limited Tax (Convertible to
Unlimited Tax) Series
7 .500% 12/01/48 $ 3,203,615
2,581,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 2,129,711
5,500,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 3,705,531
18,415,000 (j) Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Convertible to Senior Capital Appreciation Series
2019B
7 .500 12/01/49 6,391,169
1,074,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5 .250 12/01/38 1,076,368
2,250,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax, Refunding & Improvement Series 2018A
5 .375 12/01/48 2,251,341
1,226,000 Buffalo Highlands Metropolitan District, Commerce City,
Colorado, Limited Tax General Obligation Bonds, Refunding
Subordinate Series 2018B
7 .625 12/15/46 1,226,288
931,500 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018B
7 .375 12/15/47 932,030
2,400,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Subordinate Refunding Series 2024B - BAM Insured
6 .500 12/15/54 2,416,493
3,092,500 Carousel Farms Metropolitan District, Town of Parker, Douglas
County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A
5 .375 12/01/51 2,795,683
4,845,000 Carriage Hills Metropolitan District, Frederick, Colorado,
Limited Tax General Obligation Bonds, Series 2018A
5 .500 12/01/47 4,848,604
4,495,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Series 2018
5 .250 12/01/48 4,498,898
20,270,000 (d) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 20,269,236
9,875,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5 .000 12/01/51 9,684,581
6,000,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 6,273,530
4,100,000 (d) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
5 .625 12/01/46 4,074,034
8,900,000 (d) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
6 .250 12/01/55 9,084,045
775,000 (d) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Senior Series 2026A
6 .375 12/01/55 785,542
280,000 (d) Chambers Commercial Center Business Improvement District,
Parker, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2026B
8 .375 12/15/55 281,439
3,819,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Senior Lien Series 2015A
5 .000 06/01/37 3,820,950
1,276,000 Cherry Creek Corporate Center Metropolitan District,
Arapahoe County, Colorado, Revenue Bonds, Refunding
Subordinate Lien Series 2016B
8 .000 06/15/37 1,279,126
700,000 Clear Creek Transit Metropolitan District 2, Adams County,
Colorado, Revenue Supported Limited Tax General Obligation
Bonds, Series 2021A
5 .000 12/01/50 533,334

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,227,000 Colliers Hill Metropolitan District 2, Erie, Weld County,
Colorado, General Obligation Limited Tax Bonds, Taxable
Refunding Subordinate Series 2022B-1 - BAM Insured
5 .750% 12/15/47 $ 2,224,385
8,925,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .500 10/01/47 7,893,729
6,625,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .625 10/01/52 5,867,868
1,350,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 1,350,161
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy
Project, Series 2008
6 .500 07/01/38 1,750,909
1,000,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Loveland Classical Schools Project,
Series 2016
5 .000 07/01/46 998,601
7,745,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Thomas MacLaren State Charter
School Project, Refunding & Improvement Series 2020A
5 .000 06/01/50 7,774,031
570,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 570,814
2,500,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 2,486,304
890,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .000 11/01/44 889,950
1,055,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds,Science Technology Engineering and
Math School Project, Refunding Series 2014
5 .125 11/01/49 1,024,817
44,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 46,869,368
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,132,476
7,130,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
3 .000 11/15/51 5,207,023
21,500,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000 08/01/43 13,335,805
4,085,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 2,672,735
4,100,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,257,982
6,000,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5 .000 05/15/47 6,238,854
1,600,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 1,643,022
22,400,000 (i) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, (UB)
5 .000 05/15/52 23,002,309
750,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 641,784
1,650,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .750 12/01/35 1,285,863
3,600,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .125 12/01/45 2,593,232

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,070,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
6 .250% 12/01/50 $ 3,542,212
1,500,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/47 1,500,025
2,220,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 2,219,950
5,335,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 5,334,899
4,250,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 4,253,768
31,920,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 31,930,317
15,070,000 (j) Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Convertible Capital
Appreciation Series 2019A-2
6 .250 12/01/48 15,108,065
1,996,000 Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Subordinate Series 2019B-2
8 .750 12/15/48 2,000,609
30,925,000 (j) Colorado International Center Metropolitan District 4, Adams
County, Colorado, Limited Tax General Obligation and Special
Revenue Refunding and Improvement Convertible Capital
Appreciation Bonds, Series 2019A-1
6 .000 12/01/47 30,957,620
13,000,000 Colorado International Center Metropolitan District 8, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020
6 .500 12/01/50 13,027,365
3,715,000 (g) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018A
5 .750 12/01/47 2,915,135
1,086,000 (g) Colorado Springs Urban Renewal Authority, Colorado, Senior
Special Revenue Bonds, Canyon Creek Project, Series 2018B
8 .125 12/15/47 812,429
3,115,000 (j) Colorado Tech Center Metropolitan District, Louisville,
Colorado, General Obligaiton Bonds, Series 2018
6 .000 12/01/47 3,022,372
4,110,000 Conexus Metropolitan District No. 1, Monument, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Series 2025A
6 .250 12/01/55 4,202,626
1,732,000 Constitution Heights Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020
5 .000 12/01/49 1,697,270
725,000 Copperleaf Metropolitan District 6, Arapahoe County,
Colorado, Limited Tax, General Obligation Bonds, Subordinate
Series 2022B
6 .000 12/15/41 740,575
910,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .125 12/01/37 910,179
2,600,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 2,599,858
3,812,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5 .250 12/01/47 3,811,730
5,185,000 (g) Cornerstone Metropolitan District 2, Montrose and Ouray
Counties, Colorado, Limited Tax General Obligation Refunding
Bonds, Series 2010A
8 .000 12/01/40 5,191,401
4,000,000 (d),(j) Cottonwood Creek Metropolitan District 5, Arapahoe County
Colorado, Limited Tax General Obligation Bonds, Convertible
Capital Appreciation Series 2025
7 .250 12/01/55 3,286,007
4,144,000 Crossroads Metropolitan District 1, El Paso County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2022
6 .500 12/01/51 4,161,695

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,009,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250% 12/01/45 $ 3,009,848
85,575,000 (k) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 51,826,599
3,410,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024A
5 .875 12/01/54 3,433,082
1,250,000 DC Metropolitan District, Denver County, Colorado, Limited
Tax General Obligation Bonds, Convertible to Unlimited Tax
Series 2024B
8 .000 12/15/54 1,256,888
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700 12/01/49 983,407
1,000,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .800 12/01/54 977,969
9,000,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
4 .125 11/15/53 8,259,246
7,085,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT), (UB)
5 .500 11/15/53 7,437,348
8,200,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/43 8,382,097
28,210,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
4 .000 12/01/48 25,939,907
3,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/48 3,016,972
8,500,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .000 12/01/48 8,548,087
15,735,000 (i) Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT), (UB)
5 .250 12/01/48 15,970,208
15,000,000 (i) Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A, (UB)
4 .000 08/01/51 13,678,768
2,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/40 2,504,618
2,659,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .500 12/01/38 2,663,413
6,180,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Series 2018A
5 .625 12/01/48 6,184,888
1,855,000 Denver Gateway Center Metropolitan District, In the City and
County of Denver, Colorado, General Obligation Limited Tax
Bonds, Subordinate Series 2018B
7 .875 12/15/48 1,855,716
1,793,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 1,794,012
1,500,000 (k) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 828,896
70,000 (k) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/30 62,298
500,000 (k) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/31 430,634
500,000 (k) E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 400,984
20,000 (k) E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 18,865
1,000,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/51 960,161
3,973,000 Erie Highlands Metropolitan District 2, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2018A
5 .250 12/01/48 3,978,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 18,000,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750% 12/01/34 $ 18,094,046
2,310,000 Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2019A
5 .250 12/01/49 2,311,127
378,000 (d) Fallbrook Villas Metropolitan District, Thornton, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/49 378,098
680,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 702,323
5,800,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 5,940,137
611,000 Fitzsimons Village Metropolitan District 1, Arapahoe County,
Colorado, Limited Tax  General Obligation and Special
Revenue Bonds, Refunding Subordinate Series 2020B
7 .000 12/15/49 613,216
2,370,000 (j) Flying Horse North Metropolitan District No. 5 Limited,
Colorado, Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2026A
6 .875 12/01/55 1,806,059
12,655,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5 .750 12/01/30 12,656,232
34,430,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 34,427,246
5,110,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2022
6 .000 12/01/52 5,185,909
4,220,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 4,367,146
5,780,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .750 12/01/52 5,868,509
2,266,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Subordinate Series 2022B
8 .125 12/15/52 2,277,699
800,000 Frisco, Colorado, Marina Enterprise Revenue Bonds, Series
2019
5 .000 12/01/48 786,062
17,145,000 (g) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 8,600,491
2,321,000 (g) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
8 .500 12/15/52 924,962
3,428,000 (d),(g) Future Legends Sports Park Metropolitan District 2, Colorado,
General Obligation Bonds, Subordinate Series 2020B
7 .500 06/03/50 1,374,425
16,265,000 (d),(g) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 8,169,779
2,890,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .125 12/01/37 2,891,633
3,290,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Series 2017A
5 .250 12/01/47 3,209,994
261,000 Gardens on Havana Metropolitan District 3, Arapahoe County,
Colorado, Special Revenue Bonds, Refunding Subordinate
Series 2017B
7 .750 12/15/47 261,071
1,320,000 Glen Metropolitan District. 2, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Series 2017
5 .000 12/01/47 1,303,998
1,000,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 1,026,292
7,490,000 (d) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 7,496,198

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,010,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .750% 12/01/51 $ 2,430,006
9,855,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
6 .250 12/01/52 9,398,691
3,915,000 Grandview Reserve Metropolitan District, El Paso County,
Colorado, Limited Tax General Obligation Senior Bonds, Series
2022A and Limited Tax General Obligation Subordinate Bonds,
Series 2022B(3)
9 .000 12/15/52 3,679,690
6,255,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 6,361,897
2,000,000 (j) Green Valley Ranch East Metropolitan District 9 Aurora, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Capital Appropriation Series 2025A
6 .500 12/01/55 1,675,377
3,385,000 (m) Green Valley Ranch East Metropolitan District No. 10, Adams
County, Colorado, General Obligation Bonds, Limited Tax
Series 2026A
6 .250 12/01/56 3,387,873
1,327,000 Haskins Station Metropolitan District, Arvada, Colorado,
General Obligation Bonds, Limited Tax Special Revenue
Subordinate Series 2019B
8 .750 12/15/49 1,241,602
4,000,000 Hawkview Metropolitan District, Lone Tree, Douglas County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District, Series 2025
5 .625 12/01/45 4,087,689
863,396 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6 .500 12/01/43 902,841
15,810,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 16,303,685
4,684,000 Hess Ranch Metropolitan District 6, Parker, Colorado, General
Obligation Bonds, Limited Tax Subordinate Series 2020B
8 .000 12/15/49 4,702,882
20,140,000 (j) Hess Ranch Metropolitan District 6, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
5 .750 12/01/49 19,866,783
5,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5 .000 12/01/49 5,001,395
2,334,000 Home Place Metropolitan District, Thornton, Adams County,
Colorado, General Obligation Bonds, Limited Tax Convertible
to Unlimited Tax Series 2020A
5 .750 12/01/50 2,350,730
3,460,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 3,495,090
1,390,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 1,446,846
617,000 Inspiration Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax, Subordinate Series 2021B
5 .000 12/15/36 592,949
1,610,000 Interquest South Business Improvement District, Colorado
Springs, El Paso County, Colorado, Public Improvement Fee
Revenue Bonds, Series 2017
5 .000 12/01/47 1,592,551
7,400,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 7,504,202
2,510,000 Johnstown North Metropolitan District 2, Johnstown, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2022A
7 .000 08/15/52 2,581,567
2,500,000 (j) Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5 .750 12/01/50 2,503,838

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .500% 12/01/45 $ 1,036,681
7,470,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .750 12/01/55 7,642,288
2,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Refunding and Improvement Series 2025B
8 .250 12/15/55 1,999,646
9,000,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .375 12/01/49 9,007,873
3,875,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 3,859,662
1,500,000 Lafferty Canyon Metropolitan District, Erie, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/55 1,533,034
2,575,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
5 .000 08/01/48 2,487,608
210,000 Lake of the Rockies Metropolitan District, In the Town of
Monument, El Paso County,  Colorado, Subordinate General
Obligation Limited Tax Bonds, Series 2018B
7 .500 08/01/48 210,120
1,000,000 Lakota Pointe Metropolitan District 1, Winter Park, Colorado,
Limited Tax General Obligation Bonds, Series 2025A
6 .000 12/01/55 1,030,820
1,080,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7 .250 12/01/53 1,127,659
2,240,000 Larkridge Metropolitan District No. 2, In the City of Thornton,
Adams County, Colorado, General Obligation, Limited Tax
Convertible to Unlimited Tax, Improvement Bonds, Refunding
Series 2019
5 .250 12/01/48 2,240,473
10,000,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .375 11/01/52 10,573,259
3,050,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Series 2024A
6 .375 12/01/54 3,126,433
605,000 Ledge Rock Center Residential Metropolitan District 1, Weld
County, Colorado, Subordinate Limited Tax General Obligation
Bonds, Series 2024B
8 .750 12/15/54 607,363
1,875,000 Legacy Community Authority, Wheat Ridge, Colorado, Limited
Tax Supported Revenue Bonds, Series 2025A
6 .750 12/01/55 1,937,909
6,000,000 (j) Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Convertible Capital Appreciation Series 2021A-2
5 .000 12/01/51 4,869,599
1,355,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 1,299,946
2,060,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021A-1
5 .000 12/01/46 1,887,843
2,269,000 Legato Community Authority, Colorado, Commerce City
Limited Tax Supported Revenue Bonds District 12 3 & 7 Series
2021B
8 .250 12/15/51 2,273,683
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 5,152,137
1,165,000 Mayfield Metropolitan District, Thornton, Colorado, General
Oblgation Bonds, Limited Tax Series 2020A
5 .750 12/01/50 1,176,939
1,460,000 Mead Western Meadows Metropolitan District, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2018
5 .000 12/01/47 1,463,449
1,964,000 Meadowbrook Crossing Metropolitan District, EL Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Series 2020A
5 .250 12/01/49 1,967,521

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,695,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .750% 12/01/52 $ 1,748,012
3,145,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 3,163,860
10,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds,  Series 2016B
7 .500 12/15/46 10,003
2,096,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500 12/01/44 2,097,377
962,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/49 949,152
386,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .625 12/15/49 387,381
3,365,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
7 .000 12/01/52 3,465,700
2,500,000 Mulberry Metropolitan District 2, Fort Collins, Colorado,
Limited Tax General Obligation Bonds, Subordinate Series
2022B
9 .000 12/15/52 2,510,614
3,600,000 (d) Murphy Creek Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Convertible to Unlimited
Tax, Limited Tax Series 2024A
6 .000 12/01/54 3,642,461
2,145,000 Murphy Creek Metropolitan District 5 (In the City of Aurora,
Arapahoe County, Colorado), General Obligation Limited Tax
Bonds, Series 2022A and Subordinate General Obligation
Limited Tax Bonds, Series 2022B(3)
6 .000 12/01/52 2,088,679
225,000 North Pine Vistas Metropolitan District 3, Castle Pines, Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2021B - AGM Insured
4 .625 12/15/51 199,705
1,516,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 1,517,305
4,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 4,037,842
9,710,000 (g) North Vista Highlands Metropolitan District 3, Pueblo County,
Colorado, Limited Tax General Obligation Bonds, Series 2020
5 .125 12/01/49 7,790,329
2,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,831,658
865,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .500 12/15/50 868,151
2,050,000 (d) Old Towne Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding and Improvement
Limited Tax Series 2024
6 .000 12/01/53 1,974,017
3,305,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Series 2019A
5 .250 12/01/48 3,123,695
611,000 Orchard Park Place North Metropolitan District, Westminster,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2019B
7 .750 12/15/48 612,879
4,525,000 (d) Orchard Park Place South Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Limited Tax Series 2024
6 .000 12/01/54 4,559,099
1,000,000 Overlook Metropolitan District, Parker, Douglas County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2021B-3
5 .500 12/15/51 929,327
3,445,000 Overlook Park Metropolitan District, Routt County, Colorado,
General Obligation Bonds, Limited Tax Senior Series 2023A
7 .250 12/01/53 3,515,096
42,040,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 37,918,386
2,600,000 (d),(j) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Subordinate
Convertible Capital Appreciation Series 2024B
5 .875 12/15/54 2,583,554

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,360,000 (d) Palisade Metropolitan District 2, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Second Subordinate
Series 2024C
8 .000% 12/15/37 $ 1,379,670
1,863,000 Palisade Park West Metropolitan District, Broomfield County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2024B
7 .000 12/15/54 1,879,131
3,670,000 (d),(j) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 3,283,848
1,392,000 (d) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
9 .000 12/15/53 1,398,910
1,283,000 (l) Parker Automotive Metropolitan District (In the Town of Parker,
Colorado), General Obligation Bonds, Refunding Series 2016,
(Pre-refunded 12/01/26)
5 .000 12/01/45 1,295,211
2,650,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
6 .125 12/01/55 2,803,658
1,450,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025B
8 .375 12/15/55 1,457,529
1,500,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 1,437,540
4,600,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 4,021,888
1,652,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2021B
7 .625 12/15/51 1,657,847
8,060,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7 .500 12/01/52 8,218,431
54,535,000 (j) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 40,616,817
3,000,000 (d),(j) Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, General Obligation Limited Tax and Special Revenue
Bonds, Convertible Capital Appreciation Turbo Series 2026
6 .250 12/05/56 2,638,873
2,700,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 2,713,650
5,035,000 (j) Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5 .875 12/01/54 4,757,044
9,532,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 9,409,477
2,000,000 (d) Plaza Metropolitan District 1, Lakewood, Colorado, Tax
Increment Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,001,062
980,000 Poudre Heights Valley Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2024A
5 .500 12/01/54 953,022
2,950,000 Powers Metropolitan District In the City of Colorado Springs, El
Paso County, Colorado, Limited Tax General Obligation Bonds,
Series 2018
5 .375 12/01/48 2,891,001
1,855,000 (d) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 1,858,193
3,315,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Series
2024A
5 .875 12/15/46 3,531,401
1,075,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .375 12/01/40 1,101,079
7,237,000 (d) Prairie Song Metropolitan District 4, Windsor, Colorado,
Limited Tax General Obligation Bonds, Series 2021
6 .000 12/01/51 7,261,320

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Subordinate Series
2021B
7 .250% 12/15/51 $ 502,332
9,890,000 Raindance Metropolitan District 1, Acting by and through its
Water Activity Enterprise In the Town of Windsor, Weld County,
Colorado, Non-Potable Water Enterprise Revenue Bonds,
Series 2020
5 .250 12/01/50 9,877,884
515,000 Range View Estates Metropolitan District, Mead, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2020B
7 .750 12/15/49 516,947
18,000,000 (d) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6 .125 12/01/54 18,291,200
12,890,000 Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax Series
2021-3
5 .375 12/01/51 11,822,159
5,340,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .500 12/01/47 5,357,136
1,000,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Limited Tax Convertible to
Unlimited Tax, Refunding and Improvement, Series 2025A
5 .500 12/01/55 1,016,189
675,000 Red Barn Metropolitan District, Mead, Colorado, Weld County,
Colorado, General Obligation Bond, Subordinate Limited Tax
Series 2025B
7 .875 12/15/55 680,255
15,915,000 (k) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 10,403,791
3,105,000 Regency Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
5 .000 12/01/46 3,110,451
2,289,000 Remuda Ranch Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5 .000 12/01/50 1,859,809
4,957,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Refunding
Series 2016A
5 .000 12/01/45 4,959,357
1,325,000 Reserve Metropolitan District 2, Mount Crested Butte,
Colorado, Limited Tax General Obligation Bonds, Series 2016B
5 .125 12/01/45 1,326,304
238,000 Richards Farm Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Subordinate Series 2019B
6 .500 12/15/49 238,702
4,999,533 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 5,038,879
2,500,000 Riverpark Metropolitan District, Arapahoe County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2024
6 .375 12/01/54 2,577,787
500,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/51 455,384
6,345,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 5,606,026
1,295,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025A
5 .625 12/01/54 1,308,406
550,000 Rock Metropolitan District, El Paso County, Colorado, Limited
Tax General Obligation Bonds, Series 2025B
7 .875 12/15/54 554,331
2,625,000 RRC Metropolitan District 2, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Series 2021
5 .250 12/01/51 2,356,020
5,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 5,220,490
10,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Subordinate Series 2024
8 .000 12/15/54 10,057,806
2,861,000 (d) Saint Vrain Lakes Metropolitan District 4, Weld County,
Colorado, General Obligation Bonds, Firestone Subordinate
Limited Tax Series 2024B
8 .750 09/20/54 2,876,249

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,190,000 Schmer Farm Metropolitan District, Larimer County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Series 2026
6 .250% 12/01/56 $ 3,216,516
2,132,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 1,780,620
7,341,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .000 12/01/51 5,542,377
1,025,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5 .250 12/01/50 952,141
247,000 Silver Peaks Metropolitan District No. 2, In the Town of
Lochbuie, Weld County, Colorado, Limited Tax General
Obligation Subordinate Bonds, Series 2018B
7 .250 12/15/47 247,157
2,015,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7 .750 12/01/45 2,087,169
2,000,000 (d) Sky Ranch Community Authority Board (Arapahoe County,
Colorado), Limited Tax Supported District No. 3 Senior Bonds
(Tax-Exempt Fixed Rate), Series 2022A and Subordinate Bonds
(Tax-Exempt Fixed Rate), Series 2022B(3)
5 .750 12/01/52 2,038,108
522,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Subordinate Series 2024B
6 .500 12/15/54 525,587
835,000 (d) Sojourn at Idlewild Metropolitan District, Grand County,
Colorado, Limited Tax General Obligation Bonds, Winter Park
Series 2025A
6 .125 12/01/55 865,708
987,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Limited Tax General
Obligation Bonds, Series 2019A
5 .500 12/01/48 812,973
2,208,000 South Timnath Metropolitan District No. 1,  In the Town of
Timnath, Larimer County, Colorado, Subordinate Limited Tax
General Obligation Bonds, Series 2019B
8 .000 12/15/48 1,877,906
500,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .000 12/01/40 503,336
2,500,000 (d),(j) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0 .000 09/20/54 1,883,157
1,325,000 St. Vrain Lakes Metropolitan District No. 2, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2024B
6 .375 11/15/54 1,332,518
5,750,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6 .250 12/01/55 5,902,583
5,075,000 (d) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Subordinate Limited Tax General Obligation and
Special Revenue Bonds, Refunding & improvement Series
2025B
8 .000 12/15/55 5,199,333
16,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .750 12/01/53 16,792,358
1,100,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Series 2024A
5 .750 12/01/54 1,119,021
2,624,000 (d) Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 4 Subdistrict B, Refunding & Improvement
Subordinate Series 2024B
8 .250 12/15/54 2,640,192
2,283,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 2,387,600
5,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 4,935,569

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,060,000 (d),(j) Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
7 .000% 09/01/55 $ 3,722,492
11,750,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .750 12/01/51 12,029,071
7,500,000 (g) Stone Ridge Metropolitan District 2, Colorado, General
Obligation Bonds, Limited Tax Convertible to Unlimited, Series
2007
7 .250 12/01/31 225,000
1,750,000 (d) Sugar Creek Public Improvement Authority, Colorado, Limited
Tax Supported Revenue Bonds, Series 2026A
6 .000 12/01/55 1,789,902
2,160,000 Sunlight Metropolitan District, Steamboat Springs, Colorado,
Limited Tax General Obligation Bonds, Series 2020
5 .000 12/01/50 2,095,138
1,275,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .750 12/01/51 1,030,700
875,000 Trails at Crowfoot Metropolitan District 3, Parker, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2024B
6 .875 12/15/52 878,658
3,400,000 (j) Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
0 .000 12/01/51 2,788,849
7,200,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 5,895,307
9,985,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 7,631,393
3,000,000 (d) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5 .750 12/01/48 3,007,835
1,548,000 Two Bridges Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2018A
5 .625 08/01/48 1,550,711
1,250,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
5 .875 10/01/55 1,306,266
5,750,000 (d) Vail Home Partners Corporation, Colorado, Housing Facilities
Revenue Bonds, Series 2025
6 .000 10/01/64 6,018,137
9,500,000 (g) Valagua Metropolitan District, Eagle County, Colorado, General
Obligation Limited Tax Bonds, Series 2008
2 .325 12/01/37 1,900,000
10,555,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .500 12/01/48 10,400,000
5,000,000 (j) Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6 .000 12/01/50 4,516,174
8,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5 .375 12/01/50 7,984,902
5,275,000 (d) Ventana Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Refunding and
Improvement Series 2023A
6 .500 09/01/53 5,474,918
6,500,000 (j) Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Convertible Capital Appreciation Improvement Series
2024A
0 .000 12/01/54 5,099,737
3,570,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6 .750 12/01/52 3,644,993
1,356,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2018A
5 .625 12/01/48 1,359,131
154,000 (d) Village at Southgate Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2018B
7 .750 12/15/40 154,144
1,545,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2017A
5 .000 12/01/46 1,527,920
23,000 Village East Metropolitan District 3, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2017B
7 .750 12/15/46 23,003

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,210,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750% 12/01/55 $ 1,237,094
12,435,000 Villages at Johnstown Metropolitan District 7, Johnstown,
Colorado, Limited Tax General Obligation Bonds, Series
2022A(3)
6 .250 12/01/52 12,462,826
2,248,000 Waterfall Metropolitan District 1, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding Senior Series
2022A
5 .250 12/01/52 2,154,124
3,000,000 Waterfront At Foster Lake Metropolitan District 2, Weld County,
Colorado, Limited Tax Senior General Obligation Bonds, Series
2022A3-1
5 .000 12/01/51 2,457,694
500,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 467,231
3,000,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 2,984,311
2,200,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 2,233,395
21,650,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 21,993,391
40,050,000 (d),(j) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8 .000 12/01/54 27,075,650
10,895,000 (d) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 11,101,493
1,257,000 Westcreek Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Series 2019A
5 .375 12/01/48 1,258,823
1,000,000 (j) Westerly Metropolitan District 4, Weld County, Colorado,
General Obligation Limited Tax Bonds, Convertible Capital
Appreciation Bonds, Series 2021A-2
5 .750 12/01/50 989,864
5,347,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 4,800,443
1,895,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Series 2019A
5 .125 12/01/49 1,838,850
313,000 Westview Metropolitan District, Weld County, Colorado,
General Obligation Limited Tax Bonds, Subordinate Series
2019B
7 .750 12/15/49 313,786
2,780,000 White Buffalo Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation bonds, Convertible to
Unlimited Tax Bonds, Series 2020
5 .500 12/01/50 2,793,454
756,000 Willow Bend Metropolitan District, City of Thornton, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Subordinate Series 2019B
7 .625 12/15/49 758,209
24,610,000 (d),(j) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 17,719,062
15,500,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 11,922,848
3,265,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2017A
6 .500 12/01/47 3,367,668
1,635,000 Windshire Park Metropolitan District 2, Windsor, Weld County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2017B
7 .750 12/15/47 1,659,435
3,272,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 3,277,332
9,315,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/49 8,672,966
1,185,000 (d) Winsome Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2021A
5 .125 12/01/50 1,085,989

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7 .500% 12/15/40 $ 1,512,707
TOTAL COLORADO 1,705,459,679
CONNECTICUT - 0.2%
6,115,000 (i) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Connecticut Childrens Medical Center and
Subsidiaries, Series 2023E, (UB)
4 .250 07/15/53 5,740,272
1,000,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 999,896
3,335,000 (m) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
6 .375 12/15/61 3,383,018
5,355,000 (i) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .600 11/15/49 5,331,681
4,225,926 (d) Mohegan Tribe of Indians of Connecticut, Gaming Authority
Priority Distribution Payment Public Improvement Bonds, Series
2015A
6 .750 02/01/45 4,261,485
1,700,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .250 10/01/60 1,744,378
1,300,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
6 .000 04/01/52 1,348,846
TOTAL CONNECTICUT 22,809,576
DELAWARE - 0.1%
6,116,000 (d) Millsboro, Delaware, Special Obligation Bonds, Plantation
Lakes Special Development District, Series 2018
5 .250 07/01/48 6,123,142
1,800,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .950 09/01/53 1,834,553
1,250,000 Wilmington, Delaware, Multifamily Rental Housing Revenue
Bonds, Lincoln Towers Associates, LLC Project, Series 2011A
and Series 2011B
8 .250 07/15/48 1,251,217
TOTAL DELAWARE 9,208,912
DISTRICT OF COLUMBIA - 2.5%
346,045,000 (k) District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 77,601,145
14,442,000 (d) District of Columbia, Revenue Bonds, Saint Paul on Fouth
Street, Inc., Series 2019A
5 .250 05/15/55 12,762,879
25,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 25,132
90,205,000 (i),(k) Metropolitan Washington Airports Authority, Virginia, Dulles
Toll Road Revenue Bonds, Capital Appreciation, Second Senior
Lien Series 2010A - BAM Insured, (UB)
0 .000 10/01/37 54,163,926
1,010,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B
4 .000 10/01/44 977,363
53,245,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/44 51,524,425
15,165,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/49 13,651,891
44,865,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Refunding & Subordinate Lien Series
2019B, (UB)
4 .000 10/01/53 39,191,565

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 8,000,000 (i) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured, (UB)
4 .000% 10/01/52 $ 7,113,908
2,450,000 (k) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/27 2,362,787
2,055,000 (k) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009B - AGC
Insured
0 .000 10/01/36 1,395,549
7,000,000 (j) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 7,405,549
17,835,000 (i) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2021A, (AMT), (UB)
4 .000 10/01/51 16,218,302
12,345,000 (i) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2023A, (AMT), (UB)
4 .500 10/01/53 12,078,580
12,025,000 (i) Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2024A, (AMT), (UB)
5 .250 10/01/49 12,561,404
10,000,000 (i) Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2023A, (UB)
4 .125 07/15/47 9,890,676
TOTAL DISTRICT OF COLUMBIA 318,925,081
FLORIDA - 13.9%
1,495,000 A.H. at Turnpike South Community Development District,
Miami-Dade County, Florida, Special Assessment Bonds, Phase
1 Project, Series 2015
6 .250 11/01/46 1,663,099
3,100,000 Academical Village Community Development District, Davie,
Florida, Special Assessment Revenue Bonds, Series 2020
4 .000 05/01/51 2,679,682
29,215,000 (d) Alachua County Health Facilities Authority, Florida, Health
Facilities Revenue Bonds, Terraces at Bonita Springs Project,
Refunding Series 2022A
5 .000 11/15/61 24,594,510
4,920,000 (i) Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2019A
4 .000 12/01/49 4,421,293
2,175,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5 .250 11/01/39 2,234,165
3,645,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
5 .375 11/01/49 3,689,068
1,750,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
5 .750 05/01/56 1,774,697
940,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .875 05/01/54 964,542
2,000,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2023 Project Area Series 2023
5 .625 05/01/53 2,049,596
1,495,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .500 05/01/55 1,513,692
1,555,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5 .000 05/01/36 1,579,123
1,000,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
5 .125 11/01/48 1,001,881
1,925,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
6 .000 05/01/48 2,021,319
2,850,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 2 Project,
Series 2016
5 .250 05/01/47 2,851,318
1,145,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5 .300 05/01/39 1,176,606

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,940,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
5 .375% 05/01/49 $ 1,963,281
750,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
3 .125 05/01/41 628,014
1,000,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 3 Master Improvements
Project, Series 2021
4 .000 05/01/52 825,283
1,790,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 4 Master Improvement
Project, Series 2023
5 .500 05/01/53 1,812,415
1,250,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
5 .600 05/01/56 1,257,420
2,285,000 (d) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 -2021A Project,
Subordinate Series 2021A-2
5 .125 05/01/52 2,315,791
5,110,000 Avenir Community Development District, Palm Beach
Gardens, Florida, Special Assessment Bonds, Area 3 - Master
Infrastructure Project, Series 2023
5 .625 05/01/54 5,271,824
1,675,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
5 .000 11/01/48 1,683,229
4,250,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2021
Project Series 2021
3 .200 05/01/41 3,671,117
570,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5 .000 11/01/39 585,045
935,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
5 .000 11/01/49 940,221
2,250,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .000 11/01/39 2,305,864
3,470,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .125 11/01/49 3,497,271
1,460,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 3A, Series 2018
5 .125 11/01/51 1,467,958
480,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5 .000 11/01/39 492,669
1,560,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
5 .125 11/01/49 1,574,648
2,575,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
5 .250 11/01/46 2,575,779
1,985,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .500 11/01/44 1,986,435
2,285,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
4 .125 11/01/51 1,963,216
4,360,000 Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2016
5 .000 11/01/48 4,369,973
4,310,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4 .000 11/01/51 3,637,897
825,000 Bartram Park Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Lien Series
2015A-2
5 .000 05/01/35 825,447

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,230,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000% 09/01/45 $ 1,230,124
4,050,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/48 4,049,899
8,380,000 Beach Road Golf Estates Community Development District,
Bonita Springs, Florida, Special Assessment Bonds Series 2015
5 .000 11/01/46 8,380,269
40,000 Beacon Lakes Community Development District, Florida,
Special Assessment Bonds, Subordinate Lien Series 2007B
6 .200 05/01/38 40,058
1,750,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
5 .500 11/01/39 1,809,390
1,725,000 (d) Beaumont Communit Development District 2, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019
6 .375 11/01/49 1,779,524
2,975,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .500 11/01/43 3,097,474
149,000 Belmond Reserve Community Development District, Florida,
Hillsborough County Special Assessment Revenue Bonds Area
2 Series 2023
5 .500 11/01/52 154,610
1,000,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Phase 1 Project, Series 2013A
6 .500 11/01/43 1,131,076
695,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .375 11/01/36 706,409
1,130,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
5 .500 11/01/46 1,141,062
3,000,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
5 .625 06/15/52 3,085,159
1,000,000 (d) Blackwell Community Development District, Pasco county,
Florida, Special Assessment Revenue Bonds, Project Series
2026
5 .750 05/01/56 1,008,654
15,640,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 15,644,642
1,785,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .000 05/01/38 1,805,981
2,975,000 (d) Boyette Park Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .125 05/01/48 2,988,719
1,685,000 Boynton Village Community Development District, Florida,
Special Assessment Bonds, Series 2007-A1
5 .750 05/01/37 1,686,703
3,500,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 3,624,588
5,005,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .500 05/01/53 5,076,269
3,510,000 (i) Brevard County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Health First Obligated Group, Series 2022A,
(UB)
4 .000 04/01/52 3,130,072
1,000,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5 .500 05/01/42 1,044,871
1,910,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
5 .625 05/01/52 1,948,152
18,380,000 (i) Broward County, Florida, Airport System Revenue Bonds,
Series 2019A, (AMT), (UB)
4 .000 10/01/44 17,695,610
5,000,000 (i) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021, (UB)
4 .000 09/01/51 4,448,797
18,590,000 (i) Broward County, Florida, Tourist Development Tax Revenue
Bonds, Convention Center Expansion Project, Series 2021 -
BAM Insured, (UB)
4 .000 09/01/51 17,342,200
2,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .750 05/01/52 2,061,357
1,180,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .875 05/01/54 1,215,354

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 760,000 (d) Buckhead Trails II Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2026 Project
Series 2026
5 .500% 05/01/46 $ 778,378
1,315,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .125 11/01/38 1,328,777
1,910,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/47 1,920,672
6,830,000 (d) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5 .875 07/01/40 4,745,655
1,600,000 (d) Capital Projects Finance Authority, Florida, Senior Living
Revenue Bonds, Millenia Orlando Project, Series 2025A
7 .250 01/01/55 1,714,771
1,825,000 Capital Projects Finance Authority, Florida, Student Housing
Revenue Bonds, PRG - UnionWest Properties LLC Project,
Senior Series 2024A-1
5 .000 06/01/58 1,499,268
7,696,897 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, LLT  Academy South Bay Project, Series 2020A
6 .000 06/15/55 6,991,193
3,625,000 Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pepin Academies Inc., Series 2020A
5 .750 07/01/55 3,314,695
5,455,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .250 07/01/49 5,082,832
1,000,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/38 1,000,919
1,970,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5 .375 06/15/48 1,879,735
2,290,000 Capital Trust Agency, Florida, Multifamily Housing Revenue
Bonds, Coral Gardens Apartments Project, Series 2018A
4 .850 01/01/54 1,712,721
730,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 745,389
4,030,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .200 08/15/48 4,058,789
3,955,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .375 08/15/53 3,979,008
3,740,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .375 07/01/37 3,763,543
4,820,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .500 07/01/47 4,835,707
7,000,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 6,786,286
6,895,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4 .250 07/01/51 4,193,694
4,265,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Tallahassee
Classical School Inc., Series 2021A
4 .375 07/01/56 2,533,682
1,860,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 1,830,909
2,735,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .625 08/01/37 2,659,117
11,380,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .875 08/01/52 10,040,468
2,870,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/54 2,817,652
14,495,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
6 .000 08/15/63 14,461,817
515,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, KIPP Miami North Campus Project, Refunding Series
2024A
6 .125 06/15/60 529,698
1,405,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .250 06/15/55 1,454,185
765,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .625 11/01/36 768,427

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,850,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .750% 11/01/47 $ 1,855,321
625,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .125 05/01/38 634,259
1,235,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .250 05/01/49 1,242,763
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .625 05/01/54 1,009,716
1,000,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2026
5 .625 05/01/56 1,006,068
820,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .500 05/01/55 817,442
3,765,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000 05/01/34 3,012,000
9,305,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 7,444,000
1,340,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 1,072,000
6,205,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 4,964,000
995,000 Center Lake Ranch West Community Development District,
Florida, Revenue Bonds Capital Improvement Assessment Area
One Series 2023
5 .750 05/01/43 1,055,698
750,000 Central Parc Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2024
6 .000 05/01/54 763,063
2,000,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 1,996,845
2,040,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2021A, (AMT)
4 .000 10/01/51 1,700,330
3,550,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6 .125 10/01/55 3,696,735
2,130,000 Coconut Cay Community Development District, Florida,
Special Assessment Bonds, Series 2006
5 .375 05/01/36 2,133,009
3,500,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .250 06/01/38 3,597,714
5,000,000 Collier County Educational Facilities Authority, Florida,
Revenue Bonds, Ave Maria University, Refunding Series 2023
5 .000 06/01/43 4,901,963
1,995,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Project, Series 2023
5 .375 06/15/53 2,027,966
1,100,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
5 .500 06/15/55 1,113,503
1,000,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 1,001,113
320,000 Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5 .500 05/01/42 335,693
500,000 (d) Coral Bay of Lee County Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area One, Series 2022
5 .625 05/01/52 509,987

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,030,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .750% 11/01/53 $ 1,057,758
1,850,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5 .000 11/01/38 1,908,254
3,725,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
5 .125 11/01/50 3,628,511
745,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 760,658
1,915,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 1,951,763
2,310,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .250 11/01/39 2,382,238
3,400,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
5 .375 11/01/50 3,455,617
1,860,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
4 .500 05/01/52 1,743,308
1,495,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .375 05/01/53 1,526,317
1,220,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-2
7 .000 05/01/30 1,222,451
1,925,000 Crossings at Fleming Island Community Development District,
Florida, Special Assessment Revenue Bonds, Refunding Series
2014A-3
6 .500 05/01/44 1,927,504
685,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .700 05/01/55 689,853
8,050,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .800 05/01/54 8,065,323
2,235,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 2,143,276
1,225,000 Cypress Bay West Community Development District, Palm
Bay, Florida, Revenue Bonds, Assessment Area One Capital
Improvement Series 2023
5 .500 05/01/53 1,250,194
2,600,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
5 .100 05/01/48 2,623,335
115,000 Cypress Creek Community Development District, Hillborough
County, Florida, Capital Improvement Bonds, Subordinate Lien,
Series 2017A
6 .000 05/01/45 119,833
1,005,000 (d) Cypress Ridge Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Assessment Area
One Project, Series 2023
5 .875 05/01/53 1,035,482
1,500,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .500 05/01/53 1,517,069
2,000,000 (d) Deering Park Stewardship District, Volusia County, Florida,
Special Assessment Revenue Bonds, DPSD JV1 Assessment
Area 1 Series 2025
6 .250 05/01/55 2,085,758
1,000,000 (d) Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2025 Project,
Series 2025
5 .625 05/01/55 1,015,425
995,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5 .400 05/01/39 1,017,890
3,195,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
5 .550 05/01/49 3,246,267
7,880,000 (d) Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2018A
5 .100 05/01/48 7,933,529
1,025,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 1,025,829

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,430,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500% 05/01/45 $ 1,430,905
1,955,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 1,956,114
440,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 2 Series 2023
6 .500 05/01/54 470,267
1,000,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
5 .000 11/01/49 1,004,362
1,435,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .125 05/01/39 1,464,135
2,415,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
5 .250 05/01/49 2,435,455
1,395,000 East Ridge Community Development District, Tallahassee,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2026
5 .650 05/01/46 1,418,690
1,000,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .300 05/01/55 1,035,464
2,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/54 2,005,200
4,385,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2018A-1
5 .750 11/01/49 4,491,988
4,365,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .375 11/01/48 4,391,582
1,000,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .500 05/01/39 1,028,046
1,995,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .625 05/01/49 2,025,128
4,280,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
7 .000 11/01/45 4,361,838
14,675,000 Everest GMR Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2023
6 .200 05/01/54 15,168,299
1,245,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .000 11/01/39 1,271,248
1,000,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .550 06/15/54 1,015,319
750,000 Fallschase Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .125 05/01/31 714,868
1,325,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6 .125 06/15/46 1,325,278
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .000 06/15/37 765,210
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .125 06/15/46 1,510,329
830,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .125 06/15/46 830,181
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,186,225
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/40 2,332,625
2,500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Discovery High School Project, Series
2020A
5 .000 06/01/55 1,655,320

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 5,185,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .250% 07/01/34 $ 5,191,852
9,780,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2014A
6 .500 07/01/44 9,789,036
3,935,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .750 07/01/44 3,948,721
9,205,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 9,344,971
12,575,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 12,626,362
17,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2022A
6 .000 01/15/57 16,879,051
3,000,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 2,923,644
5,410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .500 07/01/52 4,817,198
4,140,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .625 07/01/56 3,711,928
2,110,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000 06/15/34 2,112,223
6,115,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 6,118,368
2,150,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .000 06/15/37 2,163,404
6,215,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 6,223,770
8,210,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375 06/15/46 8,214,478
5,000,000 (i) Florida Development Finance Corporation, Healthcare
Facilities Revenue Bonds, Tampa General Hospital Project,
Series 2024A, (UB)
5 .250 08/01/49 5,207,396
147,405,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 20,248,996
22,050,000 (i) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5 .250 07/01/47 21,990,911
21,715,000 (i) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5 .250 07/01/53 21,529,458
91,395,000 (d),(h) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 59,406,750
7,885,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250 06/01/54 7,883,922

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 6,225,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .250% 06/01/59 $ 6,143,118
7,690,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 7,421,974
1,875,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
6 .750 11/15/55 2,005,367
820,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
5 .400 05/01/54 834,628
995,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5 .125 11/01/36 998,264
1,485,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 4 Project, Series
2015
5 .375 11/01/46 1,488,537
2,450,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
5 .000 11/01/46 2,452,843
1,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .000 12/15/37 1,010,579
2,000,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
5 .125 12/15/46 2,013,405
440,000 (d) Forest Lake Community Development District, Polk County,
Florida, Specia Assessment Bonds, Assessment Area 2 Project,
Series 2022
5 .500 05/01/52 450,717
1,000,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .400 05/01/55 1,004,721
3,000,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
6 .000 05/01/57 3,093,750
1,260,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .500 05/01/55 1,248,886
1,310,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .650 05/01/55 1,307,818
2,750,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Master
Infrastructure Area, Series 2026
6 .000 05/01/41 2,750,130
2,935,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area Project, Improvement Series 2014A-1
5 .000 05/01/44 2,936,053
995,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, North Parcel
Assessment Area, Refunding Series 2014A-2
5 .000 05/01/39 995,533
2,095,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
5 .000 05/01/46 2,095,455
1,000,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
6 .500 05/01/39 1,001,694
1,820,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .750 11/01/39 1,837,633
3,625,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
5 .000 11/01/50 3,625,256
10,535,000 (i) Greater Orlando Aviation Authority, Florida, Airport Facilities
Revenue Bonds, Priority Subordinate Series 2024, (AMT), (UB)
5 .250 10/01/51 11,050,848
20,000,000 (i) Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT), (UB)
4 .000 10/01/52 17,906,144

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 530,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000% 11/01/28 $ 541,535
9,900,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .875 11/01/47 10,509,549
2,305,000 Hacienda Lakes Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2016
4 .625 05/01/46 2,264,621
1,155,000 (d) Hamilton Bluff Community Development District, Lake
Hamilton, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .800 05/01/54 1,169,420
980,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .750 05/01/53 997,178
885,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
6 .150 05/01/54 907,018
1,910,000 Harmony Community Development District, Florida, Capital
Improvement Revenue Bonds, Special Assessment, Refunding
Series 2014
5 .250 05/01/32 1,910,118
930,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5 .100 05/01/38 969,293
1,870,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
5 .250 05/01/49 1,903,361
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Series 2023
5 .300 05/01/53 1,012,613
1,000,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .650 05/01/55 1,013,709
2,500,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
5 .750 05/01/56 2,514,136
1,000,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 4, Series 2023
5 .500 05/01/53 1,022,879
1,435,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .500 05/01/54 1,442,546
700,000 Hemingway Point Community Development District, Florida,
Special Assessment Bonds, Phase 2 Project, Series 2014
5 .000 11/01/34 700,467
40,000 Heritage Harbour North Community Development District,
Florida, Capital Improvement Revenue Bond, Refunding Series
2017A-1
5 .250 05/01/38 40,314
800,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5 .250 11/01/39 820,265
4,195,000 Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area One,
Series 2016A-1
6 .250 11/01/47 4,622,035
5,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .000 07/01/45 5,151,052
6,000,000 (d) Higher Educational Facilities Financing Authority, Florida,
Revenue Bonds, Keiser University Project, Series 2025
6 .250 07/01/55 6,124,828
340,000 Highland Meadows Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Series
2006A
5 .500 05/01/36 340,329
1,015,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 4B/C Project, Series 2017
5 .000 11/01/48 1,017,369
390,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5 .375 11/01/37 394,943

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 790,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 5 Project, Series 2017
5 .500% 11/01/47 $ 795,614
310,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Area 6 Project, Series 2017
5 .500 11/01/47 312,203
2,045,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 2,050,178
1,245,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .850 05/01/56 1,256,653
710,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5 .250 06/15/39 728,605
1,205,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
5 .375 06/15/49 1,223,012
750,000 (d) Hills of Minneola Community Development District, Florida,
Special Assessment Revenue Bonds, North Parcel Assessment
Area 2, Series 2026
5 .600 05/01/56 760,524
16,490,000 (i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Alternative Minimum Tax
Refunding Subordinate Lien Series 2022A, (AMT), (UB)
4 .000 10/01/52 14,809,540
22,000,000 (i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Series 2024B, (AMT), (UB)
5 .500 10/01/54 23,498,427
22,300,000 (i) Hillsborough County Aviation Authority, Florida, Revenue
Bonds, Tampa International Airport, Subordinate Lien Series
2018A, (AMT), (UB)
5 .000 10/01/48 22,426,573
4,650,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 4,946,677
8,000,000 (i) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5 .250 11/15/49 8,510,413
19,810,000 (i) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
4 .125 11/15/51 18,546,550
9,875,000 (i) Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C, (UB)
5 .500 11/15/54 10,617,020
3,000,000 Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
4 .000 08/01/50 2,698,057
12,995,000 (i) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A
3 .500 08/01/55 10,168,072
3,150,000 (i) Hillsborough County Industrial Development Authority, Florida,
Hospital Revenue Bonds, Florida Health Sciences Center Inc
D/B/A Tampa General Hospital, Series 2020A, (UB)
4 .000 08/01/55 2,778,116
350,000 Holly Hill Road East Community Development District,
Davenport, Florida, Special Assessment Revenue Bonds, Area
3 Project, Series 2020
5 .000 11/01/41 377,596
595,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
5 .125 11/01/49 597,859
1,720,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
6 .000 12/15/53 1,799,211
1,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5 .000 11/01/35 1,901,014
2,900,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2015
5 .125 11/01/45 2,900,626
985,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
5 .000 11/01/47 986,103

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 450,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5 .125% 11/01/34 $ 450,348
895,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel O-1 Project, Series 2014
5 .375 11/01/44 895,419
560,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5 .125 11/01/34 560,433
1,025,000 K-Bar Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Parcel Q Project, Series 2014
5 .375 11/01/44 1,025,480
3,915,000 (d) Kingston One Community Development District, Lee County,
Florida, Special assessment Bonds, Assessment Area 1 2025
Project, Series 2025
5 .750 05/01/45 4,127,104
1,750,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .625 05/01/53 1,783,567
1,355,000 Lake Emma Community Development District, Lake County,
Florida, Special Assessment Bonds, Area 2 2023 Project, Series
2023
5 .500 05/01/53 1,394,661
1,375,000 (d) Lake Flores Community Development District, Manatee
County, Florida, Special Assessments Bonds, 2026 Assessment
Area, Series 2026
5 .750 05/01/56 1,395,195
960,000 (d) Lake Harris Community Development District, Lake County,
Florida, Special Assessment  Bonds, 2023 Project Area Series
2023
5 .625 05/01/53 989,372
2,195,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .900 05/01/54 2,225,061
1,000,000 (d) Lakeside at Satilla Community Development District, Osceola
County, Florida, Capital Improvement Revenue Bonds, Series
2025
5 .625 05/01/55 1,016,158
1,595,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .000 05/01/38 1,614,308
2,660,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .100 05/01/48 2,670,189
575,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
5 .000 05/01/49 570,832
3,690,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5 .125 05/01/47 3,698,142
1,110,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
4 .700 05/01/39 1,128,679
2,235,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5 .300 05/01/39 2,287,103
3,995,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Northeast Sector Project, Phase
1B, Series 2018
5 .450 05/01/48 4,014,934
3,680,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
6 .000 05/01/56 3,898,659
530,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2024
5 .550 05/01/54 544,531
1,355,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .000 05/01/42 1,385,675
2,465,000 (d) Lawson Dunes Community Development District, Haines City,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
5 .125 05/01/52 2,445,025
1,605,000 (h) Lee County Housing Finance Authority, Florida, Multifamily
Housing Revenue Bonds, Janies Garden Phase 2, Series 2010B,
(Mandatory Put 9/15/27)
7 .250 09/15/47 1,606,550
1,410,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 1,410,823

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 35,550,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375% 06/15/37 $ 35,557,519
2,075,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .500 06/15/32 2,076,541
4,700,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2012A
5 .750 06/15/42 4,701,091
1,000,000 (d),(m) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Cypress Cove at
HealthPark Florida, Inc. Project, Refunding Series 2026
5 .750 10/01/50 1,026,967
790,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 648,017
2,000,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .625 12/01/37 1,602,654
11,650,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .750 12/01/52 8,792,360
10,000,000 (i) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
5 .000 10/01/46 10,263,179
20,045,000 (i) Lee County, Florida, Airport Revenue Bonds, Series 2021B,
(AMT), (UB)
4 .000 10/01/51 18,227,971
12,850,000 (i) Lee County, Florida, Airport Revenue Bonds, Series 2024,
(AMT), (UB)
5 .250 10/01/54 13,290,989
7,750,000 Lee County, Florida, Airport Revenue Bonds, Series 2026A-1,
(AMT)
5 .500 10/01/51 8,300,637
142,000 Lexington Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2007
5 .400 05/01/37 142,091
2,105,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .700 05/01/54 2,113,189
1,260,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .850 05/01/55 1,273,630
905,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .650 05/01/54 907,334
5,760,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .500 05/01/51 5,175,285
1,000,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
5 .750 05/01/56 1,004,906
1,000,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5 .375 05/01/35 1,000,928
3,610,000 Majorca Isles Community Development District, Mianmi
Gardens, Florida, Special Assessment Bonds, Series 2015
5 .625 05/01/46 3,612,412
1,610,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .500 05/01/54 1,607,700
16,150,000 (i) Manatee County, Florida, Revenue Improvement and
Refunding Bonds, Series 2022, (UB)
4 .000 10/01/52 14,987,043
1,980,000 (d) Mandarin Grove Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Project Series 2022
6 .625 05/01/53 2,310,361
410,000 Meadow Pines Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2014-2
6 .000 05/01/34 410,652
2,700,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
5 .000 05/01/48 2,708,481

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 3,000,000 Metropica Community Development District, Broward County,
Florida, Special Assessment Bonds, Assessment Area 1 Bond
Anticipation Note Series 2026
7 .000% 11/01/30 $ 2,999,906
545,000 (d) Metropica Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1 Phase 1, Series 2026
5 .700 05/01/56 553,024
3,895,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 3,928,482
6,530,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 6,564,407
13,505,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .125 11/01/39 13,681,671
12,255,000 Miami World Center Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2017
5 .250 11/01/49 12,333,296
6,200,000 (i) Miami, Florida, Special Obligation Non-Ad Valorem Revenue
Bonds, New Administrative Building Series 2023A, (UB)
5 .000 03/01/48 6,467,472
6,300,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Industrial Development Revenue Bonds, CFC-MB I, LLC Collins
Park Housing Project Series 2023
6 .250 01/01/59 6,536,198
1,730,000 Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Project, Series 2014
5 .250 09/15/44 1,729,959
1,500,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
5 .750 09/15/35 1,500,914
2,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 2,250,803
6,000,000 (d),(h) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 6,283,645
10,000,000 (i) Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2019A, (AMT), (UB)
5 .000 10/01/49 10,073,638
14,790,000 (i) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2021A-1 - AGM Insured, (AMT), (UB)
4 .000 10/01/45 13,828,626
11,960,000 (i) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4 .000 10/01/46 11,136,910
7,935,000 (i) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Subordinate Series 2021B-1, (AMT), (UB)
4 .000 10/01/50 7,048,596
3,110,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 3,146,761
15,995,000 (i) Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2021, (UB)
4 .000 10/01/51 14,299,221
2,365,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .200 05/01/53 2,470,599
725,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5 .000 05/01/29 725,392
3,705,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Infrastrusture Project,
Refunding Series 2014B
5 .000 05/01/37 3,681,633
9,770,000 Midtown Miami Community Development District, Florida,
Special Assessment Revenue Bonds, Parking Garage Project,
Refunding Series 2014A
5 .000 05/01/37 9,708,382
4,340,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
6 .000 05/01/55 4,420,622
185,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .125 05/01/32 193,938
525,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .600 05/01/42 553,410
880,000 (d) Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2022
5 .750 05/01/53 904,552
2,645,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
5 .125 11/01/48 2,662,889

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 870,000 (g) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007A
5 .500% 05/01/38 $ 330,600
1,590,000 (g) Naturewalk Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2007B
5 .300 05/01/26 604,200
1,000,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
5 .500 06/15/55 1,006,371
1,875,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .550 05/01/54 1,835,945
515,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
5 .750 05/01/43 540,881
1,065,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2023
6 .000 05/01/54 1,098,595
495,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
6 .000 05/01/54 509,283
715,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5 .500 11/01/39 744,753
1,240,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
5 .625 11/01/49 1,271,488
1,915,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .625 05/01/52 1,977,529
1,000,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5 .000 05/01/38 1,006,843
5,000,000 (d) North Springs Improvement District, Broward County, Florida,
Water Mangement Bonds, Unit Area C, Series 2017
5 .000 05/01/48 5,020,929
3,000,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000 08/01/46 3,013,977
13,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .500 08/01/46 13,288,527
3,280,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5 .500 08/01/39 3,388,288
5,730,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
5 .625 08/01/49 5,843,348
3,900,000 (d) Ocean and Highway Port Authority, Florida, Port Facilities
Revenue Bonds, Worldwide Terminals Fernandina, LLC Project,
Series 2019, (AMT)
5 .500 12/01/49 3,216,183
1,530,000 Old Hickory Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2020
4 .000 06/15/50 1,278,121
1,185,000 Orange Blossom Groves Community Development District,
Collier County, Florida, Special Assessment Bonds, 2023
Project, Series 2023
5 .375 06/15/53 1,217,145
5,000,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A
5 .250 10/01/56 5,255,508
24,000,000 (i) Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc. Series
2025A, (UB)
5 .250 10/01/56 25,226,436
2,085,000 Orchid Grove Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2015
5 .000 05/01/36 2,086,346
765,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .125 05/01/38 778,089
1,130,000 Osceola Chain Lakes Community Development District,
Florida, Capital Improvement Revenue Bonds, Series 2018
5 .250 05/01/48 1,136,871
2,700,000 Palermo Community Development District, Florida, Special
Assessment Bonds, 2023 Project, Series 2023
5 .250 06/15/53 2,744,018

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 600,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .500% 06/15/55 $ 619,128
17,865,000 (i) Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Series 2019, (UB)
4 .000 08/15/49 15,965,779
8,315,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2021A
5 .000 06/01/57 7,523,336
4,160,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .125 06/01/54 4,192,011
3,640,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .250 06/01/59 3,681,625
10,000,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .750 10/01/65 10,380,365
1,200,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Subordinate Series 2025B
6 .750 10/01/55 1,254,709
1,000,000 Palm Coast Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2023
5 .600 05/01/53 1,019,344
545,000 Park Creek Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 13A-1
7 .375 11/01/44 565,040
2,310,000 Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
4 .000 11/01/51 1,946,878
1,000,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .750 05/01/54 1,009,350
680,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 698,475
1,345,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .400 05/01/53 1,361,904
1,475,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .800 05/01/54 1,496,310
1,000,000 Pasco County, Florida, Cigarette Tax Allocation Bonds, H.
Lee Moffitt Cancer Center and Research Institute Capital
Improvement Series 2023A - AGM Insured
5 .000 09/01/48 1,029,339
2,000,000 Pasco County, Florida, Solid Waste Disposal and Resource
Recovery System Revenue Bonds, Series 2026B, (AMT)
5 .500 10/01/56 2,060,821
1,250,000 (d) PBR Community Development District, Florida, User Fee
Revenue Bonds, Series 2026A-1
5 .000 03/01/48 1,266,088
2,000,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .375 06/15/53 2,030,709
2,000,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
5 .875 05/01/56 2,016,454
875,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .700 05/01/37 885,183
665,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
5 .850 05/01/45 700,307
1,000,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
6 .100 05/01/55 1,032,185
500,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5 .250 11/01/38 519,875
1,000,000 Preserve at South Branch Community Development District,
Pasco County, Florida, Special Assessment Revenue Bonds,
Phase 1 Series 2018
5 .375 11/01/49 1,017,926

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,070,000 Punta Gorda Housing Authority, Florida, Gulf Breeze
Apartments Multifamily Housing Revenue Bonds, Series 2007A,
(AMT)
6 .125% 01/01/45 $ 2,069,772
1,500,000 (d) Radiance Community Development District, Flagler County,
Florida, Special Assessment Bonds, Assessment Area 1, Series
2025
6 .400 05/01/56 1,556,029
1,000,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .500 06/15/53 1,023,769
920,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6 .125 11/01/32 990,090
1,000,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2012
6 .875 11/01/42 1,133,951
1,350,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5 .000 11/01/35 1,350,942
2,270,000 Randal Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2015
5 .200 11/01/45 2,270,512
725,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .500 05/01/54 732,311
6,700,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Refunding Series
2015A
5 .000 05/01/33 6,705,434
2,705,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 2 Phase 1 Project, Refunding
& Improvement Series 2015
5 .000 11/01/47 2,710,797
2,530,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 2,531,595
670,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .500 05/01/39 670,082
2,000,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .625 05/01/50 1,881,358
998,000 Riverbend West Community Development District,
Hilsborough County, Florida, Special Assessment Bonds, Series
2016
5 .000 05/01/46 999,287
1,300,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
5 .000 05/01/38 1,318,257
555,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .450 05/01/31 555,685
820,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2015A-1
5 .600 05/01/37 820,792
1,000,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .875 11/01/37 1,021,029
990,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
6 .000 11/01/47 1,005,513
1,995,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .375 11/01/38 2,056,231
3,745,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
5 .500 11/01/49 3,810,237
1,510,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .500 05/01/53 1,588,943
1,700,000 (j) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .500 11/01/46 1,704,403
1,250,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
5 .000 11/01/47 1,254,120
1,235,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .500 06/15/53 1,262,179
1,000,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
5 .500 05/01/53 1,020,567

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,980,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022
4 .000% 07/01/52 $ 1,746,735
15,000,000 (i) Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2022, (UB)
4 .000 07/01/52 13,232,844
2,500,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 05/01/53 2,550,964
1,045,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .375 11/01/53 1,099,874
1,000,000 (d) Sawyers Landing Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021
4 .125 05/01/41 958,097
1,650,000 (d) Scenic Terrace North Community Development District,
Florida, Special Assessment Revenue Bonds, Series 2023
6 .125 05/01/54 1,712,734
1,125,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .500 06/15/53 1,154,390
1,185,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/53 1,193,311
920,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2023 Project Area
Series 2023
5 .700 05/01/53 938,788
1,820,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .500 05/01/55 1,830,582
1,500,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5 .250 11/01/39 1,538,931
2,985,000 (d) Shell Point Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Refunding Series
2019
5 .375 11/01/49 3,025,661
1,750,000 Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area Two, Series 2023
5 .625 05/01/53 1,808,640
4,000,000 Shingle Creek Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2019
5 .000 05/01/49 4,011,941
390,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .250 11/01/38 397,308
580,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .375 11/01/48 586,066
1,470,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1B, Refunding
Series 2018A-2
5 .500 05/01/49 1,485,176
310,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .500 11/01/47 312,601
1,855,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Refunding Series 2015
5 .000 05/01/38 1,874,144
3,910,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
5 .250 11/01/48 3,924,078
1,495,000 (d) Six Mile Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, 2023
Project Area Series 2023
5 .700 05/01/54 1,533,133
1,500,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .300 05/01/56 1,554,091
990,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5 .250 05/01/39 1,021,294

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,910,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
5 .375% 05/01/49 $ 2,965,714
1,090,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .900 05/01/54 1,111,135
1,510,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2026
5 .800 05/01/56 1,530,984
1,000,000 (d) Sorrento Pines Community Development District Special
Assessment Revenue Bonds, Florida, Area One Series 2023
5 .500 05/01/53 1,029,270
15,000,000 (i) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A, (UB)
4 .000 05/01/44 13,924,758
5,000,000 (i) South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Series 2018, (UB)
4 .000 05/01/48 4,688,612
25,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 25,257
780,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .375 05/01/37 786,835
2,730,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .625 05/01/47 2,748,134
1,510,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5 .000 05/01/38 1,529,077
3,750,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
5 .375 05/01/49 3,779,075
8,250,000 South Miami Health Facilities Authority, Florida, Hospital
Revenue Bonds, Baptist Health Systems of South Florida
Obligated Group, Refunding Series 2017 - BAM Insured
5 .000 08/15/47 8,360,955
2,015,000 South-Dade Venture Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2013
5 .250 05/01/34 2,017,059
930,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .625 05/01/54 931,481
1,000,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5 .000 05/01/39 1,018,074
1,250,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
5 .250 05/01/49 1,261,903
1,955,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5 .125 11/01/34 1,956,528
3,265,000 Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area One Project,
Series 2014
5 .500 11/01/44 3,267,172
1,525,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5 .125 11/01/37 1,541,417
2,995,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
5 .250 11/01/47 3,007,128
1,965,000 Stonegate Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .000 05/01/34 1,966,701
995,000 Stonegate Preserve Community Development District, Florida,
Manatee County Special Assessment Revenue Bonds 2023
Project Area Series 2023
6 .125 12/15/53 1,065,511
1,635,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,651,936
300,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
6 .375 11/01/52 329,326

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2023 Assessment Area Series
2023
5 .500% 06/15/53 $ 1,037,398
3,945,000 Stoneybrook South Community Development District,
Osceola County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two-A Project, Series 2014
5 .500 11/01/44 4,079,683
1,075,000 (d) Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2022
5 .375 06/15/52 1,085,797
500,000 (d) Sugarloaf Community Development District, Lake County,
Florida, Capital Improvement Revenue Bonds, Assessments
Area 1, Series 2026
5 .625 12/15/55 504,021
500,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .250 11/01/38 510,816
1,320,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .375 11/01/48 1,335,254
1,561,000 Summit At Fern Hill Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/46 1,564,531
840,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
6 .000 05/01/54 862,628
1,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5 .200 05/01/42 1,031,748
2,000,000 (d) Sunbridge Stewardship District, Florida, Special Assessment
Revenue Bonds, Weslyn Park Project, Series 2022
5 .350 05/01/52 2,023,625
11,540,000 (i) Tampa, Florida, Health System Revenue Bonds, Baycare Health
System, Series 2016A, (UB)
5 .000 11/15/46 11,547,989
1,500,000 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer
Center Project, Series 2020B
4 .000 07/01/45 1,415,041
1,815,000 Tapestry Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2016
5 .000 05/01/46 1,815,365
2,000,000 Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/53 2,031,050
1,000,000 (d) Terreno Community Development District, Collier County,
Florida, Special Assessment Bonds, Series 2025
5 .650 05/01/55 1,017,215
3,185,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .750 05/01/50 3,067,933
995,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .000 11/01/38 1,033,012
1,250,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
5 .000 11/01/48 1,257,869
1,075,000 Tohoqua Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2018
4 .800 05/01/48 1,067,007
975,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
5 .000 05/01/48 978,063
4,780,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .625 05/01/40 4,888,432
3,225,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
6 .250 11/01/44 3,306,192
280,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .375 05/01/38 288,211
1,265,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .375 05/01/38 1,302,097
2,595,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .500 05/01/49 2,639,423
825,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .375 11/01/36 850,491

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 705,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
5 .250% 11/01/39 $ 732,528
750,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2012 - AGM
Insured
6 .750 11/01/43 842,526
1,095,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .375 05/01/38 1,118,130
3,340,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .500 05/01/49 3,368,465
1,400,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5 .000 11/01/39 1,428,644
2,500,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
5 .125 11/01/49 2,515,064
275,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5 .000 11/01/36 275,170
555,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 1 Project, Series
2015
5 .125 11/01/45 555,093
2,435,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Village 4 Project, Series
2015A
5 .625 11/01/45 2,488,180
8,930,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
6 .375 11/01/47 9,464,910
1,760,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .375 11/01/47 1,865,425
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area One
Project Series 2023
5 .625 05/01/53 1,021,914
1,000,000 (d) Twisted Oaks Pointe Community Development District, Florida,
Special Assessment Revenue Bonds Assessment Area Two
Project Series 2023
6 .125 05/01/54 1,043,812
575,000 (d) Twisted Oaks Pointe Community Development District,
Wildwood, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project Series 2026
5 .625 05/01/46 589,043
1,000,000 (d) Twisted Oaks Pointe Community Development District,
Wildwood, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project Series 2026
5 .875 05/01/56 1,016,482
7,000,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .875 05/01/53 7,184,115
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,583,037
4,975,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .250 05/01/53 5,202,568
1,500,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .875 05/01/54 1,535,325
255,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
5 .375 11/01/37 258,100
1,975,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .500 11/01/47 2,006,910

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,465,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5 .000% 11/01/39 $ 1,495,886
2,615,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
5 .125 11/01/49 2,633,153
805,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 833,113
1,525,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .400 05/01/53 1,560,013
2,130,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2023 Project, Series 2023
5 .500 05/01/54 2,172,384
935,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .550 05/01/55 944,598
1,050,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .500 11/01/43 1,106,680
505,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 5 Phase 2
Veranda Estates Project, Refunding Series 2024
5 .625 05/01/54 513,121
675,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .000 11/01/39 689,021
1,050,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .000 11/01/39 1,071,810
1,110,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .125 11/01/49 1,116,688
1,710,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
5 .125 11/01/49 1,721,348
3,295,000 Verandah West Community Development District, Florida,
Capital Improvement Revenue Bonds, Refunding Series 2013
5 .000 05/01/33 3,297,537
1,640,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .750 11/01/38 1,648,668
2,405,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
5 .000 11/01/48 2,408,767
1,295,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .750 11/01/38 1,301,844
1,970,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
5 .000 11/01/48 1,973,086
895,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5 .000 11/01/38 903,753
1,410,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
5 .125 11/01/48 1,414,455
1,140,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .450 11/01/42 1,234,792
1,500,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
6 .625 11/01/52 1,593,860
1,195,000 (d) Verano 4 Community Development District, Florida, Special
Assessment Revenue Bonds, Arbor Creek Phase One
Assessment Area Series 2023
5 .625 05/01/53 1,226,707
1,165,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .750 05/01/53 1,188,749

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,000,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .750% 05/01/54 $ 1,022,704
1,000,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5 .625 05/01/56 1,011,358
1,500,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2025
6 .000 05/01/45 1,595,142
805,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .600 05/01/53 832,704
1,925,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5 .125 11/01/38 1,958,786
4,000,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
5 .250 11/01/49 4,029,840
1,335,000 Waterset North Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2014
5 .250 05/01/39 1,345,810
1,335,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area One
Series 2023
5 .375 06/15/53 1,360,190
1,050,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area
Three Series 2026
5 .625 06/15/56 1,069,238
1,270,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .500 06/15/53 1,307,679
2,400,000 West Port Community Developement District, Charlotte
County, Florida, Special Assessment Bonds, Assessment Area
1- 2021 Project, Series 2021
4 .000 05/01/51 2,056,205
710,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
5 .000 05/01/50 710,590
3,950,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 8 Master
Infrastructure, Series 2022
5 .500 05/01/53 4,028,958
2,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .625 05/01/53 2,558,313
1,000,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
5 .500 05/01/55 1,002,088
410,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5 .000 05/01/38 416,627
575,000 (d) Westside Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Solara Phase 1
Assessment Area, Series 2018
5 .200 05/01/48 579,302
795,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
6 .000 05/01/54 819,467
750,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 796,395
1,500,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 06/15/52 1,569,618
2,410,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .600 05/01/53 2,444,194

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 995,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5 .625% 05/01/53 $ 1,009,957
2,000,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6 .200 05/01/55 2,090,385
500,000 (d) Wildblue Community Development District, Florida, Special
Assessment Bonds, 2026 Project, Series 2026
5 .750 05/01/56 508,016
2,580,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
5 .000 11/01/47 2,585,859
1,225,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .900 05/01/55 1,240,105
1,690,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5 .650 05/01/45 1,753,774
1,435,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project Series 2025
5 .875 05/01/56 1,460,856
1,500,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .000 05/01/39 1,527,111
3,000,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
5 .200 05/01/50 3,018,951
1,250,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .625 05/01/53 1,284,615
1,870,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Phase 1 & 2
Assessment Area, Series 2015
5 .000 11/01/45 1,872,322
990,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
5 .000 11/01/49 992,205
1,075,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
5 .500 05/01/55 1,078,867
1,000,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
6 .000 05/01/53 1,047,895
500,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .500 05/01/55 495,590
1,990,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
6 .125 05/01/56 2,053,028
850,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .500 05/01/55 856,365
510,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .125 05/01/36 519,116
925,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .500 05/01/46 937,594
1,890,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .600 05/01/55 1,894,681
1,485,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5 .500 11/01/39 1,555,737
2,560,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
5 .625 11/01/49 2,614,007
TOTAL FLORIDA 1,790,109,582

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 2.9%
$ 39,320,000 (j) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500% 12/15/48 $ 36,326,057
5,300,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 5,458,320
500,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 225,000
24,900,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 11,205,000
33,710,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 15,169,500
1,290,000 Atlanta Urban Residential Finance Authority, Georgia,
Multifamily Housing Revenue Bonds, Testletree Village
Apartments, Series 2013A
5 .000 11/01/48 1,067,227
8,810,000 (i) Atlanta, Georgia, Airport General Revenue Bonds, Series
2019B, (AMT), (UB)
4 .000 07/01/49 8,087,660
15,000,000 (d),(j) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6 .500 04/01/51 12,287,513
25,665,000 (i) Brookhaven Development Authority, Georgia, Revenue Bonds,
Children's Healthcare of Atlanta, Inc. Project, Series 2019A,
(UB)
4 .000 07/01/49 23,836,597
420,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 411,283
5,510,000 (i) Classic Center Authority, Clarke County, Georgia, Revenue
Bonds, Classic Center Arena Project Series 2021
3 .000 05/01/61 3,781,634
5,515,000 (i) Cobb County Kennestone Hospital Authority, Georgia,
Revenue Anticipation Certificates, Wellstar Health System,
Series 2017A, (UB)
5 .000 04/01/47 5,545,809
3,945,000 Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023A - AGM Insured
5 .000 04/01/53 4,082,389
3,500,000 (i) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5 .750 04/01/53 3,773,740
6,030,000 (i) Dalton Development Authority, Georgia, Revenue Certificates,
Hamilton Health Care System Inc., Series 2017, (UB)
4 .000 08/15/48 5,491,321
10,000,000 (i) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
5 .000 04/01/47 10,055,863
7,785,000 (i) Fulton County Development Authority, Georgia, Hospital
Revenue Bonds, Wellstar Health System, Inc Project, Series
2017A, (UB)
4 .000 04/01/50 7,148,738
11,900,000 (i) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A - AGM Insured, (UB)
4 .000 01/01/59 10,711,225
25,395,000 (i) Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A, (UB)
5 .000 01/01/63 25,488,400
1,840,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .875 06/15/47 1,848,708
1,550,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
6 .000 06/15/52 1,555,835
34,665,000 (i) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2019A, (UB)
5 .000 05/15/49 31,269,154
5,750,000 (d),(h) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 5,773,661
10,000,000 (i) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024B, (Mandatory Put 3/01/32), (UB)
5 .000 12/01/54 10,758,053
5,765,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A, (UB)
5 .000 07/01/60 5,765,447

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 11,600,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
4 .000% 01/01/49 $ 10,893,609
24,940,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured, (UB)
5 .000 01/01/49 25,290,100
4,000,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A
5 .000 01/01/59 4,016,224
28,170,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A, (UB)
5 .000 01/01/59 28,284,258
11,200,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2023A - AGM Insured, (UB)
5 .000 07/01/64 11,560,397
15,280,000 (i) Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project M Bonds, Series 2022A, (UB)
4 .500 07/01/63 14,837,855
2,000,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .125 06/01/50 2,017,852
2,520,000 Savannah-Georgia Convention Center Authority, Convention
Center Hotel First Tier Revenue Bonds, Series 2025A
5 .250 06/01/61 2,538,630
11,555,000 (d) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6 .250 06/01/61 11,875,978
15,220,000 (i) Walton Industrial Building Authority, Georgia, Revenue Bonds,
Walton County Jail Facility Project, Series 2021, (UB)
4 .000 02/01/52 14,543,078
3,330,000 White County Development Authority, Georgia, Revenue
Bonds Truett McConnell University, Series 2019
5 .250 10/01/49 2,655,289
TOTAL GEORGIA 375,637,404
HAWAII - 0.5%
3,530,000 (d) Hawaii County, Hawaii, Special Tax Revenue Bonds, Community
Facilities District 1-2021, Kaloko Heights Project, Series 2023
7 .250 05/15/52 3,611,152
1,565,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 1,446,565
2,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 1,993,094
2,965,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .125 07/01/43 2,928,502
16,795,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2017B, (AMT)
4 .000 03/01/37 16,681,939
8,125,000 Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaiian Electric Company, Inc. and
Subsidiary Projects, Refunding Series 2019
3 .200 07/01/39 7,199,796
15,000,000 (i) Hawaii State, Airport System Revenue Bonds, Series 2025A,
(AMT), (UB)
5 .250 07/01/51 15,755,990
10,000,000 (i) Hawaii State, Airport System Revenue Bonds, Series 2025B,
(AMT), (UB)
5 .500 07/01/54 10,739,977
TOTAL HAWAII 60,357,015
IDAHO - 0.3%
3,579,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 5 Series 2024
5 .875 09/01/53 3,678,170
4,000,000 (d) Eagle Avimor Community Infrastructure District 1, Ada, Boise,
and Gem Counties, Idaho, Special Assessment Revenue Bonds,
Assessment Area 6 Series 2024B
5 .500 09/01/53 4,031,081
2,969,000 Harris Ranch Community Infrastructure District 1, Boise, Idaho,
Special Assessment Bonds, Assessment Area One, Series 2011
9 .000 09/01/40 2,979,200
1,550,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Compass Public Charter School, Inc. Project,
Series 2018A
6 .000 07/01/49 1,563,311
645,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Taxable Series
2021B
5 .750 07/15/31 613,463
680,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
4 .500 07/01/30 671,762

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IDAHO (continued)
$ 2,270,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .000% 07/01/40 $ 2,148,782
100,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020B
5 .250 07/01/27 99,557
2,380,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Xavier Charter School, Inc. Project, Series
2015A
5 .000 06/01/44 2,367,082
10,100,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6 .250 09/01/54 10,516,450
1,524,000 (d) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 1,493,262
2,570,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 2,658,494
TOTAL IDAHO 32,820,614
ILLINOIS - 5.9%
4,485,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700 05/01/36 4,425,066
4,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 4,046,058
15,430,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .500 12/01/56 16,475,002
4,650,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5 .000 12/01/59 4,746,132
8,445,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4 .000 12/01/50 7,671,189
6,905,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A - BAM Insured, (UB)
4 .000 12/01/55 6,084,700
6,500,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A, (UB)
5 .000 12/01/55 6,565,973
21,000,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A - BAM Insured, (UB)
5 .000 12/01/46 21,851,334
2,375,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5 .000 12/01/52 2,427,667
6,195,000 (i) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2022A, (UB)
5 .000 12/01/57 6,296,068
360,967 Chicago, Illinois, Certificates of Participation Tax Increment
Bonds, 35th and State Redevelopoment Project, Series 2012
6 .100 01/15/29 361,079
2,885,201 Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Bonds, Pullman Park/Chicago
Redevelopement Project, Series 2013A
7 .125 03/15/33 2,886,161
4,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/39 4,114,257
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 5,029,415
23,750,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
5 .000 01/01/48 23,889,724
9,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A, (UB)
4 .375 01/01/53 8,612,049
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000 01/01/52 5,009,095
5,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D, (UB)
5 .000 01/01/52 5,009,095
10,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .500 01/01/48 9,894,469
18,800,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
4 .625 01/01/53 18,700,655
12,990,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A
5 .250 01/01/53 13,229,367
24,000,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .250 01/01/53 24,442,248
13,475,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2022A, (UB)
5 .000 01/01/55 13,582,501

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 10,500,000 (i) Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024A, (UB)
5 .500% 01/01/53 $ 11,005,572
2,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2025E - BAM Insured
5 .000 01/01/60 2,010,474
5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2026A
5 .250 01/01/61 5,231,714
5,000,000 (i) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
5 .625 01/01/30 5,041,206
87,600,000 (i) Chicago, Illinois, General Obligation Bonds, Project &
Refunding Series 2017A, (UB)
6 .000 01/01/38 88,240,400
895,000 (i) Chicago, Illinois, General Obligation Bonds, Series 2019A, (UB) 5 .000 01/01/44 895,088
5,000,000 Chicago, Illinois, Wastewater Transmission Revenue Bonds,
Second Lien Project, Series 2023A - AGM Insured
5 .500 01/01/62 5,277,460
14,660,000 (i) Chicago, Illinois, Water Revenue Bonds, Project Series 2026A -
BAM Insured, (UB)
5 .250 11/01/61 15,404,014
8,000,000 (i) Chicago, Illinois, Water Revenue Bonds, Second Lien Series
2023A - AGM Insured, (UB)
5 .250 11/01/53 8,337,728
8,855,000 (i) Elmhurst Park District, DuPage and Cook Counties, Illinois,
General Obligation Bonds, Series 2025, (UB)
4 .250 12/15/49 8,673,753
10,635,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .250 11/01/36 9,627,983
13,325,000 (d) Illinois Finance Authority Revenue Bonds, Ness Healthcare NFP,
Series 2016A
6 .375 11/01/46 10,915,531
46,000,000 (i) Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Refunding Series 2018A, (UB)
4 .125 05/15/47 43,611,054
4,055,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/51 2,978,767
4,420,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/56 3,130,442
2,500,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/42 2,458,745
1,800,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,580,815
7,150,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .500 05/15/54 6,515,772
17,295,000 (i) Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015, (UB)
4 .125 05/01/45 16,374,726
5,280,000 Illinois Finance Authority, Revenue Bonds, Central Baptist
Village, Series 2007
5 .375 11/15/39 5,281,174
2,000,000 (d) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 2,066,363
1,300,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/47 1,226,163
1,200,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5 .000 03/01/52 1,087,697
5,300,000 (d) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5 .875 09/01/46 5,310,884
10,355,000 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6 .500 03/01/55 9,751,591
6,000,000 (i) Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2020A, (UB)
4 .000 05/15/50 5,221,954
3,735,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Refunding Series 2020A
5 .000 04/01/50 3,294,212
2,700,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018A
6 .125 04/01/58 2,701,042
19,780,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/49 19,874,453
20,475,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/58 20,503,387
4,000,000 (d),(h) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 4,593,573
5,355,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024C
4 .850 04/01/49 5,455,828

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,300,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000% 01/01/41 $ 1,300,914
14,600,000 (i) Illinois State, General Obligation Bonds, June Series 2022A 5 .500 03/01/42 15,754,600
10,285,000 Illinois State, General Obligation Bonds, May Series 2020 5 .750 05/01/45 10,872,855
14,250,000 Illinois State, General Obligation Bonds, October Series 2022C 5 .500 10/01/39 15,614,298
950,000 (d) Lincolnwood, Cook County, Illinois, Tax Increment Revenue
Bonds, District 1860 Development Project, Series 2025B
5 .750 12/01/43 976,561
1,055,000 Matteson, Illinois, Tax Increment Revenue Bonds, Limited
Obligation Series 2015
6 .500 12/01/35 1,065,167
13,265,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 13,389,910
10,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A - BAM
Insured, (UB)
5 .000 06/15/50 10,116,410
8,715,000 (k) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2012B - AGM Insured
0 .000 12/15/41 4,661,841
7,360,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5 .000 06/15/53 7,360,168
5,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A, (UB)
5 .500 06/15/53 5,001,668
10,000,000 (k) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A - AGM Insured
0 .000 12/15/56 2,354,949
13,000,000 (i) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A, (UB)
5 .000 06/15/57 13,036,743
5,000,000 (j) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
4 .700 12/15/47 3,837,156
19,140,000 (k) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B
0 .000 12/15/54 4,798,603
6,980,000 (k) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017B - BAM Insured
0 .000 12/15/54 1,824,428
6,270,000 (k) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/44 2,948,691
53,700,000 (i),(k) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured, (UB)
0 .000 06/15/44 25,254,342
17,150,000 (i),(k) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/37 11,046,826
6,000,000 (k) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/40 3,361,531
1,803,630 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000 03/15/34 1,805,952
3,390,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Series 2024A
7 .000 01/01/50 3,051,000
7,400,000 (i) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A - BAM Insured, (UB)
4 .000 01/01/48 6,798,409
24,280,000 (i) Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitzation Bonds, Series 2018A, (UB)
5 .000 01/01/48 24,465,531
1,180,000 (d) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 1,194,940
10,800,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 10,811,850
3,370,000 Upper Illinois River Valley Development Authority, Education
Facilities Revenue Bonds, Elgin Math & Science Academy
Charter School, Series 2023A
5 .875 03/01/58 3,090,486
1,183,000 Volo Village, Illinois, Special Tax Bonds, Special Service Area
17, Series 2017
5 .500 03/01/47 1,183,360
739,000 Waukegan, Illinois, Special Assessment Improvement Bonds,
Fountain Square, Series 2005
6 .125 03/01/30 739,815

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,695,000 (g) Yorkville United City Business District, Illinois, Storm Water and
Water Improvement Project Revenue Bonds, Series 2007
4 .800% 01/01/27 $ 1,256,300
1,745,572 (g) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 1,745,572
1,682,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2003-
100 Raintree Village Project, Series 2013
5 .000 03/01/33 1,682,252
2,565,000 Yorkville, Illinois, Special Tax Bonds, Special Service Area 2006-
113 Cannoball & Beecher, Series 2007
5 .750 03/01/28 2,569,357
TOTAL ILLINOIS 764,001,354
INDIANA - 1.0%
2,465,000 (d) Anderson, Indiana, Multifamily Housing Revenue Bonds, Sweet
Galilee at the Wigwam Project, Series 2020A
5 .375 01/01/40 2,227,481
7,045,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .625 01/01/38 6,974,587
390,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 379,840
4,465,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .350 01/01/38 4,281,826
4,500,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .875 06/01/55 4,128,447
1,595,000 (d),(i) Indiana Bond Bank, Special Program Bonds, Hendricks
Regional Health Project, Tender Option Bond Trust 2016-
XL0019. - AMBAC Insured, (IF)
10 .755 04/01/30 2,031,047
3,080,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6 .000 03/01/33 3,081,386
7,355,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, 21st Century Charter School Project, Series 2013A
6 .250 03/01/43 7,355,031
115,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Taxable Series
2021B
5 .000 12/01/27 113,118
4,860,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Rock Creek Community Academy Project, Series 2018A
6 .125 07/01/48 4,866,972
4,240,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Victory College Prep Project, Series 2021A
4 .500 12/01/55 3,416,566
21,460,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 21,483,546
10,400,000 (i) Indiana Finance Authority, Hospital Revenue Bonds, Indiana
Unversity Health Obligation Group, Fixed Rate Series 2019A,
(UB)
4 .000 12/01/49 9,469,572
26,975,000 (i) Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Baptist Healthcare System Obligated Group,
Series 2017A, (UB)
5 .000 08/15/51 27,106,236
4,500,000 Indiana Finance Authority, Indiana, Health Facilities Project
Revenue Bonds, Margaret Mary Health Project, Series 2024A
5 .750 03/01/54 4,668,485
1,730,000 Indiana Finance Authority, Student Housing Revenue Bonds,
SFP-PUFW I, LLC Subordinate Series 2024C
5 .750 07/01/64 1,669,314
2,610,000 (i) Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024A-
1, (UB)
4 .650 07/01/49 2,615,757
1,545,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Community Justice Campus Bonds, Courthouse & Jail Project,
Series 2019A
3 .840 02/01/54 1,407,491
3,700,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .000 03/01/53 3,869,761
2,400,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6 .125 03/01/57 2,522,842
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 4,000,046
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5 .375 09/01/38 5,015,726

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA (continued)
$ 1,395,000 Saint Joseph County, Indiana, Economic Development
Revenue Bonds, Chicago Trail Village Apartments, Series
2005A
7 .500% 07/01/35 $ 1,409,739
305,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 300,509
6,840,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .350 01/01/38 6,808,115
1,000,000 (d) Valparaiso, Indiana, Revenue Bonds, Valparaiso University
Project, Series 2025A
6 .250 10/01/50 999,606
1,500,000 (d) Whiteland Economic Development, Indiana, Revenue Bonds,
Patch Whitehead Project Phase II, Series 2024A
6 .125 03/01/49 1,532,824
TOTAL INDIANA 133,735,870
IOWA - 0.6%
850,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/41 753,485
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Sunrise Retirement Community Project, Refunding Series 2021
5 .000 09/01/51 769,875
29,975,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 29,985,237
13,505,000 (i),(l) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 15,287,306
10,500,000 (h),(i),(l) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 11,879,127
16,000,000 (i) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2023E, (UB)
4 .950 07/01/53 16,165,406
1,150,000 Iowa Higher Education Loan Authority, Private College Facility
Revenue Bonds, University of Dubuque Project, Series 2025
6 .000 10/01/55 1,210,464
TOTAL IOWA 76,050,900
KANSAS - 0.3%
1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 1,008,904
4,205,000 (i) Kansas State Development Finance Authority, Facilities
Revenue Bonds, K-State Athletics Incorporated Project Series
2023C, (UB)
4 .250 07/01/42 4,232,310
2,143,948 (g) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
1 .000 03/01/26 407,350
448,525 (g) Olathe, Kansas, Tax Increment Revenue Bonds, Gateway Area 1
Special Obligation Series 2006
5 .000 03/01/28 85,220
1,884,086 (g) Olathe, Kansas, Transportation Development District Sales Tax
Revenue Bonds, Gateway Project Area lA, Series 2006
5 .000 12/01/28 226,090
2,300,000 (g) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
6 .100 12/15/34 549,125
2,546,034 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/27 2,316,891
5,000,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 2,300,000
10,955,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 2,848,300
10,755,000 (i) University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A, (UB)
5 .000 09/01/48 10,894,827
1,250,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .750 05/15/45 1,272,078
3,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .875 05/15/50 3,004,947
1,000,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
6 .000 05/15/54 1,002,403

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 1,000,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750% 09/01/32 $ 969,777
10,845,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6 .000 09/01/35 10,562,300
TOTAL KANSAS 41,680,522
KENTUCKY - 0.4%
2,695,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6 .000 12/01/40 2,755,579
4,580,000 Campbellsville, Kentucky, Industrial Building Revenue Bonds,
Campbellsville University Project, Series 2017
5 .000 03/01/39 4,308,967
3,535,000 Fort Thomas, Kentucky, Special Obligation Revenue Bonds,
Onr Highland Project Series 2020B
5 .500 09/01/50 3,393,776
1,690,000 Kentucky Bond Development Corporation, Revenue Bonds,
University of Kentucky Central Utility Plant Project, Senior
Series 2026A
5 .000 10/31/58 1,728,932
3,085,000 Kentucky Bond Development Corporation, Student Housing
Revenue Bonds, Collegiate Housing Foundation - Bowling
Green, LLC., Western Kentucky University Project, Series 2026A
5 .250 07/01/61 3,195,495
945,000 Kentucky Economic Development Finance Authority,
Kentucky, Healthcare Facilities Revenue Bonds, Christian Care
Communities, Inc. Obligated Group, Series 2021
5 .000 07/01/50 813,542
2,500,000 Kentucky Economic Development Finance Authority, Kentucky,
Healthcare Facilities Revenue Bonds, Rosedale Green Project,
Refunding Series 2015
5 .750 11/15/45 2,396,085
3,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 3,071,573
2,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 2,001,105
14,250,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 13,919,111
4,895,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5 .500 12/01/60 4,239,892
7,500,000 (h),(i) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024A-1, (Mandatory Put 2/01/32),
(UB)
5 .250 04/01/54 8,030,548
5,745,000 (d) Union Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022B
5 .500 12/01/52 5,571,348
1,400,000 (d) Union, Kentucky, Special Obligation Revenue Bonds, Union
Promenade Project, Series 2022D
5 .750 12/01/52 1,358,713
TOTAL KENTUCKY 56,784,666
LOUISIANA - 0.9%
4,350,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 4,344,620
775,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 801,580
1,205,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 1,234,378
860,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .500 11/01/39 878,556
10,000,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
6 .250 02/01/47 9,700,494
4,570,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 3,562,799

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 1,405,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Mentorship STEAM Academy, Series 2021A
5 .000% 06/01/51 $ 1,178,689
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .250 06/01/52 503,643
1,460,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .375 06/01/62 1,468,447
1,585,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 1,433,189
1,530,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .500 06/01/62 1,375,869
5,000,000 (i) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5 .250 05/15/55 5,218,877
1,935,000 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A
5 .500 05/15/55 2,066,159
6,000,000 (i) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Refunding Series 2025A,
(UB)
5 .500 05/15/55 6,406,695
1,030,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6 .125 06/01/52 1,047,827
1,425,000 (d) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Geo Academies EBR - GEO Prep Mid-City Project,
Series 2022
6 .250 06/01/62 1,448,665
8,250,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/54 8,522,417
11,335,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 11,630,150
25,990,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .000 09/01/66 25,611,858
5,000,000 (i) New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, Refunding Series 2024B, (AMT), (UB)
5 .250 01/01/43 5,403,236
1,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .500 12/01/51 1,060,973
1,000,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5 .750 12/01/55 1,078,080
5,800,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 4,908,913
8,220,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6 .350 07/01/40 8,918,585
1,825,000 Terrebonne Parish Hospital Service District 1, Louisiana,
Hospital Revenue Bonds, Terrebonne General Medical Center,
Refunding Series 2026
5 .500 04/01/55 1,935,044
TOTAL LOUISIANA 111,739,743
MAINE - 0.2%
11,310,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/41 11,054,298
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 1,617,899
15,040,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 14,431,949
3,950,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 3,958,022
TOTAL MAINE 31,062,168

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND - 0.6%
$ 6,760,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/46 $ 6,650,056
1,500,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,501,609
1,890,000 (d) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 1,710,269
2,550,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/25 1,708,500
90,070,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 60,346,900
400,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .000 12/01/26 268,000
4,500,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 3,015,000
1,000,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .125 07/01/37 1,003,784
1,800,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .250 07/01/47 1,801,014
2,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,162,276
TOTAL MARYLAND 80,167,408
MASSACHUSETTS - 1.0%
10,000,000 (i) Massachusetts Bay Transportation Authority, Sales Tax Revenue
Bonds, Subordinated Series 2021A-1, (UB)
4 .000 07/01/51 9,439,243
17,615,000 (i) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5 .500 12/01/56 18,945,343
14,360,000 Massachusetts Development Finance Agency, Revenue Bonds,
The Lowell General Hospital, Series 2013G
5 .000 07/01/44 14,282,455
12,790,000 (i) Massachusetts Educational Financing Authority, Education
Loan Revenue Bonds, Issue K, Series 2017B, (AMT), (UB)
4 .250 07/01/46 11,766,580
2,960,000 (i) Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1, (UB)
4 .950 12/01/64 3,012,783
3,115,000 (i) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234, (UB)
4 .750 12/01/54 3,139,306
5,500,000 (i) Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2017A, (AMT), (UB)
5 .000 07/01/47 5,532,410
10,000,000 (i) Massachusetts Port Authority, Revenue Bonds, Series 2019C,
(AMT), (UB)
5 .000 07/01/49 10,124,774
6,880,000 (i) Massachusetts Port Authority, Revenue Bonds, Series 2021E,
(AMT), (UB)
5 .000 07/01/46 7,100,499
9,770,000 (i) Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2024E, (UB)
5 .000 08/01/54 10,217,940
6,320,000 (i) Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2023A, (UB)
5 .000 05/01/53 6,583,002
11,675,000 (i) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Green Series 2023A, (UB)
5 .000 06/01/53 12,201,748
14,000,000 (i) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2023B, (UB)
5 .000 06/01/51 14,682,094
7,000,000 (i) Massachusetts State, Transportation Fund Revenue Bonds, Rail
Enhancement Program, Series 2024B, (UB)
5 .000 06/01/54 7,339,298
TOTAL MASSACHUSETTS 134,367,475
MICHIGAN - 1.7%
705,000 Chandler Park Academy, Michigan, Public School Academy
Charter School Revenue Bonds, Series 2005
5 .125 11/01/30 700,816
1,710,514 (g) Concord Academy, Boyne City, Michigan, Certificates of
Participation, Series 2007
2 .800 11/01/36 1,458,590
545,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 543,413

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,750,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250% 11/01/31 $ 3,498,130
3,840,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .250 11/01/36 3,330,015
1,940,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/33 1,933,938
4,110,000 Detroit Academy of Arts and Sciences, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2013
6 .000 10/01/43 3,959,832
4,674,221 (g) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 5,246,813
18,063,657 (g) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/27 20,434,513
7,360,000 Detroit Community High School, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2021
5 .000 11/01/35 6,569,100
11,410,154 (g),(h) Detroit, Michigan, Certificates of Participation, Police & Fire
Retirement System Service Corporation, Series 2006B - FGIC
Insured (LIBOR 3 M + 0.340%)
1 .000 06/15/34 11,296,052
3,500,000 Flint International Academy, Michigan, Public School Academy
Revenue Bonds, Series 2007
5 .750 10/01/37 3,500,605
27,005,000 (i) Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018 - BAM Insured, (UB)
4 .000 11/01/48 25,494,808
1,945,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
5 .000 05/01/36 1,609,638
2,500,000 (i) Michigan Finance Authority, Hospital Revenue Bonds,
Beaumont Health Credit Group, Series 2016A, (UB)
5 .000 11/01/44 2,500,830
12,000,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016, (UB)
5 .000 11/15/41 12,056,393
12,270,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Series 2019A, (UB)
5 .000 11/15/48 12,497,764
6,525,000 (i) Michigan Finance Authority, Hospital Revenue Bonds, McLaren
Health Care, Series 2019A, (UB)
4 .000 02/15/50 5,873,526
4,755,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 4,760,748
1,620,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .400 04/01/31 1,499,734
4,645,000 (d) Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hope Academy Project, Refunding
Series 2021
4 .900 04/01/41 3,756,827
400,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Old Redford Academy Project,
Series 2010A
6 .500 12/01/40 320,007
9,695,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 9,486,416
1,615,000 Michigan Finance Authority, Senior Revenue Bonds, Michigan,
Provident Group - HFH Energy LLC Act 38 Facilities, The Henry
Ford Health Detroit South Campus Central Utility Plant project,
Green Bonds Series 2024
4 .375 02/28/54 1,529,134
5,000,000 (k) Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts, Taxable Series 2020B
0 .000 06/01/45 1,364,278
5,000,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
4 .800 10/01/64 5,031,621
6,500,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4 .700 12/01/43 6,638,644
6,000,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023A, (UB)
4 .900 12/01/48 6,102,792
5,000,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B, (UB)
5 .000 06/01/54 5,118,086

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 3,500,000 (i) Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A, (UB)
4 .700% 12/01/53 $ 3,503,853
700,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2007
6 .500 12/01/37 700,432
1,780,000 Michigan Public Educational Facilities Authority, Charter School
Revenue Bonds, American Montessori Academy, Series 2017
7 .000 12/01/46 1,795,610
1,505,000 Michigan Public Educational Facilities Authority, Limited
Obligation Revenue Bonds,  Chandler Park Academy Project,
Series 2008
6 .500 11/01/35 1,506,051
9,990,000 (i) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2021I, (UB)
4 .000 10/15/56 9,053,000
2,390,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5 .000 06/30/48 2,394,012
1,100,000 (d) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
5 .500 10/01/53 1,123,084
644,580,000 (k) Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 10,942,712
3,625,000 (k) Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, First Subordinate
Capital Appreciation Series 2007B
0 .000 06/01/52 473,480
99,020,000 (k) Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Taxable Capital
Appreciation Turbo Term Series 2008B
0 .000 06/01/46 14,443,938
860,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250 06/01/32 823,344
TOTAL MICHIGAN 214,872,579
MINNESOTA - 1.0%
1,000,000 Apple Valley, Minnesota, Senior Housing Revenue Bonds,
PHS Apple Valley Senior Housing, Inc. Orchard Path Phase III
Project, Series 2025A
5 .625 09/01/65 1,020,733
3,040,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/38 2,807,861
1,570,000 Bethel, Minnesota Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2018A
5 .000 07/01/53 1,278,930
5,000,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Series 2021A
5 .000 06/15/56 3,569,246
1,315,000 Bethel, Minnesota, Charter School Lease Revenue Bonds,
Partnership Academy Project, Series 2022
6 .000 07/01/57 1,186,777
2,000,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/54 1,472,616
865,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .500 07/01/30 865,220
6,200,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
5 .875 07/01/40 6,200,254
5,000,000 Columbus, Minnesota, Charter School Lease Revenue Bonds,
New Millennium Academy Project, Series 2015A
6 .000 07/01/45 4,999,540
2,025,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/65 2,057,169
1,000,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 1,000,192
4,700,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .000 02/15/58 4,716,797
9,080,000 (i) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .000 02/15/58 9,112,450
6,970,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
5 .250 02/15/58 7,026,116

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 9,665,000 (i) Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A, (UB)
5 .250% 02/15/58 $ 9,742,814
2,000,000 Forest Lake, Minnesota, Charter School Lease Revenue Bonds,
Lakes International Language Academy, Series 2019A
5 .375 08/01/50 2,003,229
4,925,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/47 3,903,671
2,000,000 (g) Hayward, Minnesota, Health Care Facilities Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2014
5 .750 02/01/44 1,354,500
810,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/34 810,227
2,965,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/44 2,924,735
600,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 459,136
250,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Taxable Series 2021B
6 .000 07/01/28 246,648
2,285,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 2,290,519
1,190,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 1,078,193
1,385,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/43 1,039,758
2,000,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
5 .250 12/01/52 1,372,850
1,300,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 1,087,194
2,490,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/57 2,034,350
1,080,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .000 07/01/32 1,081,806
1,250,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .250 07/01/37 1,252,833
5,510,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
6 .500 07/01/48 5,416,575
2,000,000 Minneapolis, Minnesota, Health Care System Revenue Bonds,
Fairview Health Services, Series 2018A
5 .000 11/15/49 2,002,081
2,500,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community of Peace
Academy Project, Refunding Series 2015A
5 .000 12/01/46 2,468,043
8,520,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/58 8,545,240
13,850,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .500 03/01/63 13,751,723
1,500,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
5 .500 07/01/52 1,454,080
2,000,000 Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Hmong College Prep
Academy Project, Series 2016A
5 .750 09/01/46 2,001,860
1,000,000 (d) Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Revenue Bonds, Episcopal Homes of Minnesota,
Series 2026
5 .875 11/01/59 1,012,085
915,000 Sauk Rapids, Minnesota, Health Care and Housing Facilities
Revenue Bonds, Good Shepherd Luthran Home, Refunding
Series 2013
5 .125 01/01/39 905,714
4,795,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
5 .125 10/01/48 4,461,681
185,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5 .250 02/01/27 185,045

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 800,000 Stillwater, Minnesota, Multifamily Housing Revenue Bonds,
Orleans Homes LP, Series 2007, (AMT)
5 .500% 02/01/42 $ 797,177
TOTAL MINNESOTA 122,997,668
MISSISSIPPI - 0.1%
3,640,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/49 3,458,000
8,000,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 5,475,570
809,399 Mississippi Home Corporation, Multifamily Housing Revenue
Bonds, Tupelo Personal Care Apartments, Series 2004-2, (AMT)
6 .125 09/01/34 752,452
6,905,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024E
4 .650 12/01/54 6,946,900
TOTAL MISSISSIPPI 16,632,922
MISSOURI - 1.5%
465,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5 .250 06/01/39 465,270
60,598 (d) Branson Industrial Development Authority, Missouri, Tax
Increment Revenue Bonds, Branson Shoppes Redevelopment
Project, Refunding Series 2017B
5 .000 11/01/29 55,783
110,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 110,173
2,437,676 (g) Fulton, Missouri, Tax Increment Revenue Bonds, Fulton
Commons Redevelopment Project, Series 2006
5 .000 06/01/28 341,275
1,865,000 Hanley/Eager Road Transportation Development District,
Missouri, Revenue Bonds, Refunding Series 2016A
4 .000 03/01/42 1,619,837
3,705,000 Hannibal Industrial Development Authority, Missouri, Health
Facilities Revenue Bonds, Hannibal Regional Healthcare
System, Series 2017
5 .000 10/01/47 3,504,709
10,000,000 (i) Jackson County, Missouri, Special Obligation Bonds, Series
2023A, (UB)
4 .250 12/01/53 9,607,297
7,895,000 (i) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A, (AMT), (UB)
4 .000 03/01/45 7,481,589
20,140,000 (i) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
4 .000 03/01/50 18,455,074
10,000,000 (i) Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport
Terminal Modernization Project, Series 2020A - AGM Insured,
(AMT), (UB)
5 .000 03/01/57 10,034,206
3,140,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 3,080,930
4,758,000 (d) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Subordinate Refunding & Improvement
Series 2016
8 .000 04/15/46 4,098,778
1,200,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 1,204,025
131,463 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
A Bonds, Refunding Series 2015A
5 .750 04/01/55 110,232
1,363,887 Lakeside 370 Levee District, Saint Charles, Missouri, Subdistrict
B Bonds, Refunding Taxable Series 2015B
0 .000 04/01/55 1,227,498
270,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
5 .000 05/01/35 269,671

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,365,000 Lees Summit Industrial Development Authority, Missouri,
Special Assessment and Sales Tax Revenue Bonds, Summit Fair
Community Improvement District Project, Series 2012
6 .000% 05/01/42 $ 2,364,864
2,435,000 (d) Lee's Summit, Missouri, Special Obligation Tax Increment
and Special District Improvement Bonds, Summit Fair Project,
Refunding Series 2017
4 .875 11/01/37 2,385,856
3,895,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 3,900,032
3,965,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 3,964,971
7,095,000 (d) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Subordinate Lien
Series 2015B
8 .500 06/15/46 7,092,107
990,000 M150 and 135th Street Transporation Development District,
Kansas City, Missouri, Transportation Sales Tax Revenue Bonds,
Series 2020A
4 .250 10/01/43 991,613
6,955,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500 06/15/45 7,218,300
5,000,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .750 06/15/55 5,100,270
2,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .250 10/01/55 2,037,652
10,000,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A,
(UB)
4 .000 04/01/45 9,729,033
10,000,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2014F, (UB)
5 .000 11/15/45 10,006,497
5,000,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2020 - BAM
Insured, (UB)
4 .000 06/01/53 4,575,677
7,315,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023, (UB)
5 .000 12/01/52 7,588,563
6,570,000 (i) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mosaic Health System, Series 2019A,
(UB)
4 .000 02/15/54 5,723,957
1,395,592 (d) North Outer Forty Transportation Development District,
Chesterfield, Missouri, Transportation Development Revenue
Notes, Refunding Series 2021A
4 .000 12/01/46 1,185,251
2,695,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, O'Fallon Retail Walk
Community Improvement District Project, Series 2017A
6 .250 12/01/36 2,710,337
3,000,000 (d) Saint Charles County Industrial Development Authority,
Missouri, Sales Tax Revenue Bonds, Wentzville Parkway
Regional Community Improvement District Project, Series
2019B
4 .250 11/01/49 2,637,645
1,800,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Nazareth Living Center, Series
2015A
5 .125 08/15/45 1,684,448
10,210,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/44 9,902,141
10,620,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/45 10,223,524
8,465,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .250 12/01/46 8,374,751
10,885,000 (i) Saint Louis County, Missouri, Special Obligation Bonds,
Community Center Projects, Series 2022A, (UB)
4 .000 12/01/47 10,452,837
5,100,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .625 06/15/53 4,577,599
2,000,000 Saint Louis Industrial Development Authority, Missouri, Tax
Increment and Special District Revenue Bonds, Union Station
Phase 2 Redevelopment Project, Series 2024A
5 .750 06/15/54 2,042,229

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,664,000 (g) Saint Louis, Missouri, Tax Increment Bonds, 410 North Jefferson
Lofts Project, Series 2007
3 .850% 09/01/27 $ 183,040
2,202,000 Saint Louis, Missouri, Tax Increment Financing Revenue Notes,
Marquette Building Redevelopment Project, Series 2008-A
6 .500 01/23/28 770,700
1,127,000 Saint Louis, Missouri, Tax-Exempt Revenue Notes, City Block
1859, Grand Avenue/Cozens/Evans Redevelopment Project,
Series 2008-A
6 .500 12/11/29 631,120
2,205,000 (g) St Louis, Missouri, Tax Increment Financing District Revenue
Bonds, Printers Lofts Project, Series 2006
3 .900 08/21/26 154,350
115,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 115,238
1,100,000 Town and Country Crossing Transportation Development
District, Missouri, Transporation Sales Tax Revenue Bonds,
Refunding Series 2020A
3 .875 04/01/47 967,967
4,575,000 Universal City Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special District Markets at
Olive Project Series 2023A
5 .500 06/15/42 4,759,097
TOTAL MISSOURI 195,718,013
MONTANA - 0.1%
4,260,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .650 06/01/54 4,279,542
2,675,000 (m) Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
6 .125 11/15/56 2,715,718
2,300,000 (m) Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
6 .125 11/15/61 2,327,913
TOTAL MONTANA 9,323,173
NEBRASKA - 0.8%
2,500,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5 .000 07/01/55 2,537,458
11,090,000 (i) Douglas County Hospital Authority 2, Nebraska, Health
Facilities Revenue Bonds, Children's Hospital Obligated Group,
Series 2017, (UB)
5 .000 11/15/47 11,148,581
3,460,000 Nebraska Educational, Health, Cultural and Social Services
Finance Authority, Revenue Bonds, Immanuel Retirement
Communities Obligated Group, Series 2019A
4 .000 01/01/44 3,326,784
13,660,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .550 09/01/48 13,634,251
18,665,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C, (UB)
4 .800 09/01/53 18,811,014
9,245,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .700 09/01/49 9,325,662
3,995,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024A, (UB)
4 .800 09/01/54 4,028,002
10,000,000 (i) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2024E, (UB)
4 .800 09/01/54 10,087,880
14,000,000 (i) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A - AGM Insured, (UB)
4 .000 02/01/51 13,298,092
11,580,000 (i) Omaha Public Power District, Nebraska, Electric System
Revenue Bonds, Series 2021A, (UB)
4 .000 02/01/51 10,915,768
TOTAL NEBRASKA 97,113,492
NEVADA - 0.3%
9,324,629 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 93
2,140,620 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
5 .250 12/15/37 21
14,082,845 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 141
8,703,660 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 87

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 7,308,521 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875% 12/15/27 $ 73
63,526,555 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 635
33,292,396 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5 .750 02/15/38 333
2,270,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 2,234,219
475,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 393,231
1,115,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .250 03/01/48 1,137,372
1,215,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-22 Rainbow Canyon Phase II, Series
2023
5 .250 03/01/53 1,228,117
655,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 660,975
6,295,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .375 09/01/48 6,330,269
1,000,000 Las Vegas Special Improvement District 819, Nevada, Local
Improvement Bonds, Summerlin Village 30A Series 2025
5 .500 06/01/55 1,031,062
8,325,000 (i) Las Vegas, Nevada, General Obligation Bonds, Various Purpose
Bonds, Limited Tax Civic Center Series 2023A, (UB)
4 .000 03/01/53 7,731,743
845,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/35 845,573
2,055,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 2,069,489
4,085,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/47 4,095,157
775,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400 06/01/27 776,304
20,000,000 (d),(k) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000 07/01/58 3,337,854
90,000,000 (d),(k) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018D
0 .000 07/01/58 10,651,968
TOTAL NEVADA 42,524,716
NEW HAMPSHIRE - 0.6%
370,000 (k) Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/27 363,218
730,000 (k) Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/29 665,969
3,320,000 (k) Manchester Housing and Redevelopment Authority, New
Hampshire, Revenue Bonds, Series 2000B - ACA Insured
0 .000 01/01/30 2,909,767
4,500,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-1.
5 .250 03/15/36 4,637,833
9,500,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2.
6 .375 03/15/46 10,146,161
4,142,053 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 3,978,916
2,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 1,828,980
9,220,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4 .875 11/01/42 8,631,813

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 2,960,000 (d),(h) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625% 07/01/43 $ 2,444,512
2,475,000 (d),(h) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3 .750 07/01/45 2,052,750
10,265,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 10,264,686
7,915,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 7,946,610
18,995,000 (d),(k) National Finance Authority, New Hampshire, Special Revenue
Bonds, Lakeside Bayou Project, Galveston County, Texas, Series
2026
0 .000 12/01/36 8,948,831
3,884,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 3,885,706
3,789,000 (d),(k) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 2,488,244
4,383,000 (d),(k) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 2,805,117
8,100,000 (k) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue
Sky Project Cal
0 .000 12/15/41 3,076,054
7,175,000 (d),(k) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, The Astro Sunterra Projects, Waller
County, Texas Municipal Utility Districts, Series 2026.
0 .000 12/15/34 4,183,532
1,000,000 (d) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4 .000 07/01/37 940,975
TOTAL NEW HAMPSHIRE 82,199,674
NEW JERSEY - 1.1%
5,920,000 Bayonne Redevelopment Agency, New Jersey, Revenue Bonds,
Royal Caribbean Cruises Project, Series 2006A, (AMT)
5 .375 11/01/35 5,318,384
3,570,000 Camden County Improvement Authority, New Jersey, School
Revenue Bonds, KIPP: Cooper Norcross Academy 2022 Project,
Social Series 2022
6 .000 06/15/62 3,687,202
705,000 (d) New Jersey Economic Development Authority Revenue Bonds,
Black Horse EHT Urban Renewal LLC Project, Series 2019A
5 .000 10/01/39 549,537
715,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5 .625 08/01/34 715,266
1,530,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
5 .875 08/01/44 1,530,600
1,000,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Greater Brunswick Charter School, Series
2014A
6 .000 08/01/49 1,000,262
1,075,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 1,075,189
1,675,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 1,674,850
6,150,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 6,533,602
6,250,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 6,626,759

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 2,500,000 (i) New Jersey Economic Development Authority, New Jersey,
Transit Transportation Project Revenue Bonds, Portal North
Bridge Project Series 2022A, (UB)
5 .000% 11/01/52 $ 2,576,426
15,000,000 (i),(l),(n) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2016AAA, (Pre-refunded 12/15/26),
(UB)
5 .000 06/15/41 15,163,113
775,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6 .000 10/01/34 775,826
2,255,000 (d) New Jersey Economic Development Authority, School Revenue
Bonds, Leap Academy University Charter School Inc. Project;
Series 2014A
6 .200 10/01/44 2,256,702
2,605,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,609,216
3,515,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 3,520,689
2,580,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series 2003,
(AMT)
5 .500 06/01/33 2,585,289
3,985,000 (i) New Jersey Educational Facilities Authority, Revenue Bonds,
Higher Education Capital Improvement Fund Series 2023A,
(UB)
4 .625 09/01/48 4,072,727
15,555,000 (d) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 11,427,571
7,625,000 (i) New Jersey Higher Education Student Assistance Authority,
Student Loan Revenue Bonds, Subordinate Series 2020C,
(AMT), (UB)
4 .250 12/01/50 6,694,061
25,975,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (UB)
4 .500 06/15/49 26,017,932
14,025,000 (i),(l) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2019AA, (Pre-refunded 12/15/28), (UB)
4 .500 06/15/49 14,716,801
12,250,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .000 06/15/46 12,942,853
8,410,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
Program Bonds, Series 2023BB, (UB)
5 .250 06/15/50 8,920,035
2,965,000 (i) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB, (UB)
5 .000 06/15/44 3,045,726
TOTAL NEW JERSEY 146,036,618
NEW MEXICO - 0.2%
1,100,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 1,102,489
650,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 650,689
3,180,000 (k) Mariposa East Public Improvement District, New Mexico,
Revenue Bonds, Capital Appreciation Taxable Series 2015D
0 .000 03/01/32 1,904,220
430,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015A
5 .900 09/01/32 430,662
2,810,000 Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015C
5 .900 09/01/32 2,814,323
2,145,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/39 2,148,776
2,950,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/49 2,733,273
4,305,000 (i) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4 .650 09/01/48 4,329,628
2,470,000 (i) New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C, (UB)
4 .700 09/01/53 2,483,185

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 2,000,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250% 05/01/40 $ 1,942,624
4,805,000 (d) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8 .000 05/01/40 4,803,915
TOTAL NEW MEXICO 25,343,784
NEW YORK - 14.2%
3,415,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 3,552,060
7,885,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 8,050,462
5,500,000 Brooklyn Arena Local Development Corporation, New York,
Payment in Lieu of Taxes Revenue Bonds, Barclays Center
Project, Refunding Series 2016A
5 .000 07/15/42 5,518,515
14,015,000 Broome County Local Development Corporation, New York,
Revenue Bonds, United Health Services Hospitals, Inc. Project,
Series 2020 - AGM Insured
3 .000 04/01/45 11,126,665
4,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, KIPP New York City Public School Facilities, Canal West
Project, Series 2022
5 .250 07/01/52 4,072,483
72,286 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .500 11/01/39 57,829
2,761,720 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .750 11/01/44 2,209,376
7,340,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 7,340,103
2,575,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 2,688,755
17,240,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 15,535,845
2,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/55 1,676,184
1,100,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Taxable Series 2020A-2
5 .250 06/01/28 1,084,546
18,855,000 (d) Dormitory Authority of the State of New York, General Revenue
Bonds, American Musical and Dramatic Academy Inc., Series
2023A
7 .250 07/01/53 19,661,788
33,000,000 (i) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A -
AGM Insured, (UB)
4 .250 05/01/52 31,009,255
19,550,000 (i) Dormitory Authority of the State of New York, Revenue Bonds,
Memorial Sloan Kettering Cancer Center Series 2022-1B, (UB)
4 .000 07/01/51 18,033,776
12,000,000 (i) Dormitory Authority of the State of New York, Revenue Bonds,
NYU Langone Hospitals Obligated Group, Series 2020A, (UB)
4 .000 07/01/50 10,875,012
225,000 Dormitory Authority of the State of New York, Revenue Bonds,
Saint Joseph's College, Series 2021
4 .000 07/01/40 188,182
1,445,000 (d),(l) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5 .500 12/01/46 1,461,783
150,000 (d),(l) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A,
(Pre-refunded 12/01/26)
5 .500 12/01/46 151,742
2,405,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Vaughn College of Aeronautics & Technology, Series 2016A
5 .500 12/01/46 2,259,729
8,860,000 (i) Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2019D,
(UB)
4 .000 02/15/47 8,454,234
12,465,000 (k) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 4,046,050

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 33,320,000 (j) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625% 01/01/55 $ 30,993,244
5,560,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 4,662,166
4,770,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .660 02/01/44 4,730,860
9,600,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 9,612,090
12,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .760 02/01/48 12,246,143
4,460,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 4,446,468
5,880,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 5,556,848
5,890,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 4,717,945
7,035,000 (i) Long Island Power Authority, New York, Electric System General
Revenue Bonds, Green Series 2023E, (UB)
5 .000 09/01/48 7,408,767
5,000,000 (g) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 740,000
13,500,000 (i) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4 .000 11/15/47 12,541,626
20,160,000 (i) Metropolitan Transportation Authority, New York, Revenue
Bonds, Green Bond Series 2020D - BAM Insured, (UB)
4 .000 11/15/48 18,512,823
9,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - AGM Insured, (UB)
4 .000 11/15/49 8,111,587
20,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2019B - BAM Insured, (UB)
4 .000 11/15/50 18,198,990
7,450,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020A-1, (UB)
5 .000 11/15/47 7,609,505
29,225,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
4 .750 11/15/45 29,631,575
16,885,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .000 11/15/50 17,155,594
55,425,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1, (UB)
5 .250 11/15/55 56,680,382
6,500,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/43 6,769,994
37,400,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-1, (UB)
5 .000 11/15/45 38,620,691
22,575,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4 .000 11/15/47 21,001,690
13,120,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2, (UB)
4 .000 11/15/48 12,082,554

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 29,130,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000% 11/15/49 $ 26,640,340
14,980,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3, (UB)
4 .000 11/15/50 13,624,379
20,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/47 18,388,816
10,400,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/48 9,457,542
27,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2021A-1, (UB)
4 .000 11/15/50 24,239,401
600,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured
5 .250 11/15/49 631,131
18,000,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2024A
- BAM Insured, (UB)
5 .250 11/15/49 18,933,943
25,510,000 (i) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Series 2017D, (UB)
4 .000 11/15/42 24,660,032
5,000,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 4,609,651
9,070,000 (i) MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A, (UB)
5 .000 11/15/56 9,071,009
760,000 Nassau County Tobacco Settlement Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2006A-3
5 .000 06/01/35 419,143
5,000,000 (i) New York City Housing Development Corporation, New
York, Multifamily Housing Revenue Bonds, Green Sustainable
Development Series 2024F-1-A, (UB)
5 .000 11/01/54 5,098,773
1,380,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Series 2014G
3 .900 05/01/45 1,324,998
5,110,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2021F-1
2 .400 11/01/46 3,613,371
2,000,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026E-1-A
4 .850 11/01/51 2,030,866
8,155,000 New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Series 2020A-1C
3 .000 11/01/55 5,957,448
2,800,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 2,886,353
3,970,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .250 10/01/26 2,461,400
28,995,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/27 17,976,900
37,910,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/37 23,504,200
84,140,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 52,166,800
7,615,000 (i) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2020 Serries BB-1, (UB)
4 .000 06/15/49 6,984,335

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 15,000,000 (i) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125% 06/15/46 $ 14,935,127
27,000,000 (i) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/47 26,616,581
10,000,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2023F-1, (UB)
4 .000 02/01/51 9,304,064
10,000,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025C-1, (UB)
5 .000 05/01/47 10,598,031
4,125,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
4 .250 05/01/54 3,948,671
8,465,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D, (UB)
4 .250 05/01/54 8,103,152
5,290,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1, (UB)
5 .250 11/01/48 5,707,426
7,000,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1, (UB)
5 .500 05/01/53 7,591,189
10,335,000 (i) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2024C, (UB)
5 .250 05/01/50 10,982,667
10,725,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2021 Series F-1, (UB)
4 .000 03/01/47 10,063,891
29,000,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2023 Series E-1, (UB)
4 .000 04/01/50 27,167,745
7,565,000 (i) New York City, New York, General Obligation Bonds, Fiscal
2025 Series C-1, (UB)
5 .250 09/01/46 8,195,303
5,850,000 New York City, New York, General Obligation Bonds, Fiscal
2026 Series D
5 .250 10/01/51 6,232,834
75,000,000 (k) New York Counties Tobacco Trust V, New York, Tobacco
Settlement Pass-Through Bonds, SubordinateTurbo CABs,
Series 2005-S2
0 .000 06/01/50 11,952,240
8,125,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 8,133,063
2,000,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 2,002,005
13,645,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 13,656,026
89,870,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 3 Series
2014
7 .250 11/15/44 90,028,540
3,000,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .250 09/15/52 2,253,634
3,835,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3 .150 11/01/54 2,889,598
3,150,000 (i) New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 250, (UB)
4 .650 10/01/43 3,209,392
3,150,000 New York State Power Authority, General Revenue Bonds,
Series 2020A
4 .000 11/15/60 2,855,954
20,000,000 (i) New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Series 2019B, (UB)
4 .000 01/01/53 18,424,498
20,000,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4 .000 03/15/50 18,727,776
8,500,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Bidding Group 1 Series 2022A, (UB)
4 .125 03/15/52 8,029,227
38,340,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
5 .000 03/15/54 39,663,171
32,340,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4 .125 03/15/56 30,189,086

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,000,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Climate Certified Green Series 2022C, (UB)
4 .125% 03/15/57 $ 9,307,952
15,000,000 (i) New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Series 2025A-3, (UB)
5 .000 03/15/47 16,035,975
10,000,000 (i) New York State Urban Development Corporation, State Sales
Tax Revenue Bonds, Empire Bidding Group 4 Series 2023A,
(UB)
5 .000 03/15/51 10,396,045
11,025,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 11,025,688
23,160,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 23,158,789
10,210,000 (i) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
4 .500 12/31/54 10,030,632
7,005,000 New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT)
5 .250 12/31/54 7,256,762
5,000,000 (i) New York Transportation Development Corporation, New York,
Special Facilities Revenue Bonds, Terminal 6 John F Kennedy
International Airport Redevelopment Project, Senior Green
Series 2024A, (AMT), (UB)
5 .250 12/31/54 5,179,701
80,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/26 80,059
6,725,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5 .250 08/01/31 7,035,987
27,825,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .000 06/30/49 28,300,679
2,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT)
5 .250 06/30/60 2,044,022
46,045,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024 - AGM
Insured, (AMT), (UB)
5 .250 06/30/60 47,058,487
13,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .500 06/30/60 13,276,012
25,000,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
6 .000 06/30/55 27,036,600
15,190,000 (i) New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT), (UB)
5 .500 06/30/59 15,863,715
3,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport Terminal One Project, Green Series 2025, (AMT)
6 .000 06/30/59 3,188,669
1,920,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .000 06/30/49 1,944,505
8,930,000 (i) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .000 06/30/49 9,043,973

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 13,920,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
6 .000% 06/30/54 $ 14,596,843
4,000,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .125 06/30/60 4,043,886
28,980,000 (i) New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT), (UB)
5 .125 06/30/60 29,297,954
8,595,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 8,647,323
5,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 5,586,404
13,570,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5 .625 04/01/40 14,505,451
11,390,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4 .750 11/01/42 10,476,253
2,995,000 (d) Ogdensburg Bridge and Port Authority, New York, Revenue
Bonds, Series 2017, (AMT)
5 .750 07/01/47 2,861,159
1,000,000 Oneida Indian Nation, New York, Tax Revenue Bonds, Series
2024B
6 .000 09/01/43 1,088,542
20,000,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Forty Second Series 2023,
(AMT), (UB)
5 .000 12/01/53 20,547,832
25,765,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4 .000 07/15/55 22,992,746
9,265,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-One Series 2020, (AMT),
(UB)
4 .000 07/15/60 8,136,885
5,745,000 (i) Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Third Series 2021,
(AMT), (UB)
4 .000 07/15/51 5,186,980
21,000,000 (k) Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 1,828,117
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 1,689,728
7,205,000 (i) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5 .000 11/15/49 7,453,052
10,000,000 (i) Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2020A, (UB)
5 .000 11/15/54 10,293,563
5,110,000 (i) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Bonds, Senior Lien Series 2021C-3, (UB)
4 .000 05/15/51 4,781,115
34,565,000 (i) Triborough Bridge and Tunnel Authority, New York, Payroll
Mobility Tax Senior Lien Bonds, Series 2022C, (UB)
5 .250 05/15/52 36,281,996
10,000,000 (i) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
4 .500 12/01/56 9,925,991
10,175,000 (i) Triborough Bridge and Tunnel Authority, New York, Real Estate
Transfer Tax Revenue Bonds, MTA Bridges and Tunnels, TBTA
Capital Lockbox Fund, Series 2025A, (UB)
5 .500 12/01/59 11,067,144
13,050,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .125 05/15/53 12,252,760

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 10,125,000 Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A
4 .250% 05/15/58 $ 9,823,489
35,930,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .250 05/15/58 34,860,048
45,930,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax Series 2023A, (UB)
4 .500 05/15/63 45,723,370
9,060,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2022A, (UB)
4 .000 05/15/57 8,286,702
15,000,000 (i) Triborough Bridge and Tunnel Authority, New York, Sales
Tax Revenue Bonds, MTA Bridges & Tunnels, TBTA Capital
Lockbox-City Sales Tax, Series 2024A-1 - BAM Insured, (UB)
5 .250 05/15/64 15,682,442
10,000,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/45 9,667,115
18,790,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 18,181,766
5,100,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/36 5,243,507
3,530,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/41 3,575,227
7,000,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/56 6,483,843
8,450,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Refunding Series 2016
5 .000 11/01/46 8,024,133
3,750,000 (i) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5 .750 11/01/49 4,061,602
3,550,000 (i) Westchester County Local Development Corporation, New
York, Revenue Bonds, Westchester Medical Center Obligated
Group Project, Series 2023 - AGM Insured, (UB)
5 .000 11/01/51 3,621,602
TOTAL NEW YORK 1,831,268,460
NORTH CAROLINA - 0.2%
5,000,000 (i) Charlotte, North Carolina, Airport Revenue Bonds, Charlotte
Douglas International, Series 2021B, (AMT), (UB)
4 .000 07/01/51 4,549,449
100,000 (d) Mooresville, North Carolina, Special Assessment Revenue
Bonds, Series 2015
5 .375 03/01/40 100,098
19,065,000 North Carolina Department of Transportation, Private Activity
Revenue Bonds, I-77 Hot Lanes Project, Series 2015, (AMT)
5 .000 06/30/54 19,064,468
6,748,053 Winston-Salem, North Carolina, Multifamily Housing Revenue
Bonds, Rolling Hills Apartments, Series 2016, (Mandatory Put
7/01/34)
4 .400 11/01/56 6,031,177
TOTAL NORTH CAROLINA 29,745,192
NORTH DAKOTA - 0.4%
4,585,000 (i) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5 .000 12/01/48 4,705,445
7,450,000 (i) Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2023A -
AGM Insured, (UB)
5 .000 12/01/53 7,607,046
4,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 3,893,487
10,000,000 (i) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A, (UB)
4 .600 07/01/43 10,170,283
4,690,000 (i) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D, (UB)
4 .550 07/01/48 4,695,437

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 8,870,000 (i) North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A, (UB)
4 .700% 07/01/49 $ 8,948,785
7,500,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 6,702,827
3,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 2,601,708
2,022,313 (g) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
6 .250 06/30/26 77,050
9,373,783 (g) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 357,141
TOTAL NORTH DAKOTA 49,759,209
OHIO - 3.3%
2,800,000 (l) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/41 2,825,542
15,400,000 (l) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/46 15,540,482
298,890,000 (k) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 20,304,824
113,620,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 89,129,595
2,030,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Silver Birch of Columbus Project,
Series 2025A
6 .050 01/01/46 2,102,183
2,400,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Vivera Brookshire Project, Series
2026A
6 .300 01/01/46 2,443,978
2,710,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Vivera Rosewood Project, Series
2026A.
6 .300 01/01/46 2,759,658
5,185,000 (d) Columbus-Franklin County Finance Authority, Ohio, Revenue
Bonds, Bridge Park G Block Project, Public Infrastructure Series
2022
5 .000 12/01/53 5,205,000
1,500,000 Columbus-Franklin County Finance Authority, Ohio, Tax
Increment Financing Revenue Bonds, Bridge Park D Block
Project, Series 2019A-1
5 .000 12/01/51 1,506,135
10,450,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 10,509,984
6,000,000 (i) Cuyahoga County, Ohio, General Obligation Bonds, Limited
Tax Capital Facilities Series 2026, (UB)
5 .500 12/01/61 6,548,270
1,500,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 1,501,713
4,275,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
4 .000 12/01/46 3,768,114
1,000,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 991,937
14,500,000 (i) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2015, (UB)
4 .125 05/15/45 14,151,355
17,540,000 (i) Franklin County, Ohio, Hospital Facilities Revenue Bonds,
OhioHealth Corporation, Series 2018A, (UB)
4 .000 05/15/47 16,180,957
33,880,000 (i) Hamilton County, Ohio, Hospital Facilities Revenue Bonds,
TriHealth, Inc. Obligated Group Project, Series 2017A, (UB)
5 .000 08/15/42 34,335,059
7,265,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2020
5 .000 09/15/50 7,161,624
2,200,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5 .500 08/01/51 2,264,694

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 2,000,000 Hardin County, Ohio Economic Development Facility Revenue
Bonds, Ohio Northern University, Refunding & Improvement
Series 2020
5 .500% 05/01/50 $ 1,853,481
2,565,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 2,561,167
5,240,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2014A
6 .250 12/01/33 5,244,289
4,240,000 (d) Lorain County Port Authority, Ohio, Tax Increment Revenue
Bonds, North Ridgeville- Riddell Public Improvement Project,
Series 2017
5 .750 12/01/41 4,239,855
31,710,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 29,731,670
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford at Central Park Project, Series 2026A
6 .250 01/01/46 1,032,785
3,900,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Ashford At The Enclave Project, Series 2025A
6 .500 01/01/45 4,133,639
3,750,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6 .300 01/01/45 3,922,960
1,850,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Fairborn Project, Series 2026A
6 .125 01/01/46 1,903,191
1,250,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Grove City Project, Series 2026A
6 .125 01/01/46 1,285,940
2,470,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6 .250 01/01/45 2,619,633
2,090,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 2,216,612
2,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 2,070,538
3,010,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4 .900 09/01/48 3,076,486
3,410,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2023B, (UB)
4 .950 09/01/54 3,445,257
4,145,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .550 09/01/49 4,178,629
13,030,000 (i) Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A, (UB)
4 .650 09/01/54 13,083,104
1,000,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 12/31/39 1,000,032
7,710,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000 06/30/53 7,710,250
13,345,000 (i) Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B, (UB)
5 .000 12/01/53 13,567,112
1,000,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5 .250 12/01/58 1,051,834
1,300,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT Second Subordinate
Development Revenue Bonds, Refunding Series 2024C - AGM
Insured
5 .250 12/01/63 1,364,730
2,200,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 2,337,613
3,290,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5 .750 03/01/59 3,300,606

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 16,545,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development TIF Revenue Bonds, RBM
Development - Phase 2B Project, Series 2018A
6 .000% 12/01/50 $ 16,677,378
25,585,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 25,584,946
22,870,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .750 12/01/52 23,984,226
TOTAL OHIO 422,409,067
OKLAHOMA - 0.5%
5,235,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 5,266,064
3,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 3,013,789
2,910,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/37 3,038,387
10,000,000 (i) Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2023B, (UB)
4 .125 10/01/53 9,549,592
4,665,000 Osage County Industrial Authority, Oklahoma, Sales and Use
Tax Revenue Bonds, Refunding Series 2023
5 .750 09/01/53 4,707,700
2,828,235 (g) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
6 .875 11/01/46 19,232
4,149,188 (g) Payne County Economic Development Authority, Oklahoma,
Revenue Bonds, Epworth Living at the Ranch, Series 2016A
7 .000 11/01/51 28,215
9,525,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2000B, (AMT)
5 .500 06/01/35 9,527,079
2,850,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001A, (AMT)
5 .500 12/01/35 2,850,622
10,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 10,707,337
7,500,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 8,502,662
3,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 3,331,115
TOTAL OKLAHOMA 60,541,794
OREGON - 0.2%
10,000,000 (i) Medford Hospital Facilities Authority, Oregon, Hospital
Revenue Bonds, Asante Health System, Refunding Series
2020A - AGM Insured, (UB)
4 .000 08/15/45 9,416,139
815,000 (d) Oregon Facilities Authority, Revenue Bonds, Howard Street
Charter School Project, Series 2019A
5 .250 06/15/55 750,035
2,410,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
7 .000 06/15/52 2,541,871
170,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022B
9 .000 06/15/29 171,764
3,125,000 Polk County Hospital Facility Authority, Oregon, Revenue
Bonds, Dallas Retirement Village Project, Series 2015A
5 .375 07/01/45 3,125,416
10,000,000 (i) Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2022-28, (AMT), (UB)
5 .000 07/01/52 10,193,075
2,480,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 2,483,661
TOTAL OREGON 28,681,961

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 2.7%
$ 12,905,000 Allegheny Country Industrial Development Authority,
Pennsylvania, Environmental Improvement Revenue Bonds,
United States Steel Corporation Project, Series 2012, (AMT)
5 .750% 08/01/42 $ 12,919,159
5,300,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/51 5,357,192
1,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A
- AGM Insured, (AMT)
4 .000 01/01/56 891,096
5,000,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT), (UB)
5 .000 01/01/56 5,043,076
5,690,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5 .500 01/01/50 6,070,646
8,000,000 (i) Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT), (UB)
5 .500 01/01/55 8,471,204
2,540,000 Allegheny County Industrial Development Authority,
Pennsylvania, , Charter School Revenue Bonds, Propel Charter
School-Sunrise, Series 2013
6 .000 07/15/38 2,497,267
5,030,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000 05/01/42 5,326,683
2,100,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 2,111,449
2,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6 .000 05/01/42 2,220,774
2,370,000 Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Subordinate Series 2024B
6 .000 05/01/42 2,485,474
5,100,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 4,427,809
1,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,357,087
14,647,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 14,001,101
8,569,000 (j) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 6,475,550
12,565,000 (j) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 7,136,063
8,160,000 Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured
3 .000 12/01/44 6,992,444
6,305,000 (i) Central Bradford Progress Authority, Pennsylvania, Revenue
Bonds, Guthrie Health, Series 2021B - BAM Insured, (UB)
4 .000 12/01/51 5,617,825
705,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/30 666,987
680,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 612,511
1,400,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .250 12/01/45 1,147,668
1,000,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Collegium Charter School
Project, Series 2022
6 .000 10/15/52 979,014
290,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5 .000 03/01/38 292,151

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 896,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
5 .125% 03/01/48 $ 898,525
3,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 1,650,000
3,000,000 (i) Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018, (UB)
4 .000 07/15/43 2,593,863
8,455,000 (i) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2014A, (UB)
4 .000 06/01/41 8,247,551
5,000,000 (i) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1, (UB)
5 .000 02/15/45 5,036,510
11,000,000 (i) Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2020A, (UB)
5 .000 04/01/50 11,134,236
11,575,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5 .750 01/01/65 11,655,031
1,075,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6 .750 01/01/65 1,080,611
1,600,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Taxable First Tier Series 2025A-1
8 .000 01/01/44 1,585,320
6,340,000 (d) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Third Tier Series 2025C
8 .500 01/01/67 6,265,239
5,000,000 (i) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A, (UB)
5 .000 09/01/48 5,045,288
8,405,000 (i) Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/52 7,560,678
5,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 5,046,248
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,046,905
1,071,352 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Series 2013A0 & AE2, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 471,395
590,116 (g) Northampton County Industrial Development Authority,
Pennsylvania, Recovery Revenue Bonds, Northampton
Generating Project, Senior Lien Taxable Series 2013B, (cash
5.000%, PIK 5.000%)
0 .000 06/30/27 106,221
30,690,000 (c),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 3,069
30,690,000 (c),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 3,069
29,220,000 (c),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 2,922
17,565,000 (c),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Taxable Series 2020B-2
10 .000 12/01/29 1,756
1,700,000 (h) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250 12/01/38 1,701,921

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .250% 06/30/53 $ 1,528,082
12,885,000 (i) Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022 - AGM
Insured, (AMT), (UB)
5 .000 12/31/57 13,102,919
4,900,000 (d),(h) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Core Natural Resources
Inc., Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 5,349,658
5,000,000 (d) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Covanta Project, Green
Series 2019A, (AMT)
3 .250 08/01/39 4,024,975
9,900,000 (d),(h) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5 .450 03/01/56 10,260,080
2,765,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 1,847,239
10,000,000 (i) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-2, (UB)
4 .375 11/01/54 9,366,523
15,000,000 (i) Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Series 2025A, (UB)
4 .250 02/15/55 14,487,126
5,000,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5 .000 10/01/43 5,295,613
17,335,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A, (UB)
5 .000 10/01/50 17,566,022
25,000,000 (i) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A, (UB)
4 .600 10/01/49 24,961,723
10,000,000 (i) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A, (UB)
5 .250 12/01/55 10,626,204
75,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 75,047
2,590,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/49 2,434,856
633,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Multifamily Housing Revenue Bonds,
Presbyterian Homes Germantown - Morrisville Project, Series
2005A
5 .625 07/01/35 633,939
3,970,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5 .375 06/15/50 3,787,050
750,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Richard Allen Preparatory
Charter School, Series 2006
6 .250 05/01/33 750,378
300,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6 .470 11/01/37 266,168
4,785,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Southwest Leadership Academy,
Series 2017
6 .600 11/01/47 3,932,083
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 853,351
32,385,000 (i) Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Series 2019A, (UB)
4 .000 06/01/49 29,230,264
6,400,000 (d) Southcentral Pennsylvania General Authority, Revenue Bonds,
York Academy Regional Charter School Project, Series 2018A
6 .000 07/15/38 6,512,516
2,000,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds,
Redstone Presbyterian SeniorCare Obligated Group,
Refunding Bonds, Series 2021
4 .000 05/15/47 1,588,452
TOTAL PENNSYLVANIA 342,716,856

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO - 7.3%
$ 59,000,000 (k) Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2005A
0 .000% 05/15/50 $ 12,112,948
40,000,000 (k) Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0 .000 05/15/57 1,813,320
215,000,000 (k) Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008B
0 .000 05/15/57 6,949,875
736,363 PRHTA SR LIEN SER N (2039) CUSTODIAL TR Puerto Rico
Highway and Transportation Authority, Highway Revenue
Bonds, Series 2007N
2 .993 12/06/49 401,165
5,965,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
4 .000 07/01/47 5,569,111
16,780,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 16,942,472
12,165,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
4 .000 07/01/42 11,848,898
5,025,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 4,894,428
29,205,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/47 27,266,702
102,725,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 70,330,975
1,465,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500 01/01/27 1,008,596
30,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000 01/01/27 21,092
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5 .000 07/01/42 1,395
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5 .050 07/01/42 2,078
3,845,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 2,652,736
11,270,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/27 8,063,695
15,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 01/01/27 10,964
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 2,098
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/31 2,072
1,510,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
4 .250 01/01/27 1,059,746
185,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/27 128,201
18,345,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 13,040,796
1,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .400 07/01/28 687
5,525,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .750 07/01/36 4,010,858
205,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 141,688
250,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 174,481
60,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4 .250 01/01/27 43,664
475,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 328,024
135,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 93,294
125,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 01/01/27 86,383
590,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 408,676

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 16,980,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250% 01/01/27 $ 11,727,733
255,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 178,728
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
6 .750 07/01/36 2,065
1,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/27 647,555
90,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 66,472
10,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/37 6,933,007
105,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/26 71,735
2,915,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 2,095,964
4,245,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 3,018,745
550,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 380,752
2,895,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/27 1,983,064
18,595,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 12,755,197
30,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .750 07/01/26 20,830
2,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 01/01/27 1,390,638
215,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .750 07/01/26 149,699
1,960,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 01/01/27 1,361,447
405,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .875 07/01/27 283,840
62,705,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5 .250 07/01/40 43,449,850
235,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .250 07/01/30 171,483
9,220,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 6,225,455
18,645,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 12,836,796
5,820,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/40 3,966,532
19,715,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 13,502,447
5,400,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 3,728,856
75,300,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .050 07/01/32 51,405,764
34,730,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 23,591,325
2,592,109 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 2,592,703
226,712,091 (k) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 84,749,423
241,918,000 (k) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 65,762,021
6,550,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 6,481,205
106,452,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 106,462,156

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 50,220,000 (k) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2018B-1
0 .000% 07/01/51 $ 13,651,604
4,353,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .536 07/01/53 4,154,782
49,616,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 48,652,209
17,764,317 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0 .000 11/01/51 13,034,567
37,000,228 (k) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 27,150,445
7,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 7,029,536
15,421,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 15,033,375
52,871,195 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 48,498,884
99,928,959 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0 .000 11/01/43 71,948,851
20,872,626 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
1 .000 11/01/51 13,671,570
8,875,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 8,813,049
7,748,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/30 7,693,916
4,882,000 University of Puerto Rico, University System Revenue Bonds,
Series 2006Q
5 .000 06/01/36 4,737,517
TOTAL PUERTO RICO 941,474,910
RHODE ISLAND - 0.2%
2,100,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Lifespan Obligated Group
Issue Series 2024
5 .250 05/15/54 2,183,361
178,805,000 (k) Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 24,943,566
TOTAL RHODE ISLAND 27,126,927
SOUTH CAROLINA - 1.3%
2,000,000 (d) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5 .500 10/01/55 2,025,312
2,735,000 (d) Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-2
5 .750 12/01/46 2,594,200
4,895,000 (k) Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 1,350,215
15,575,000 (k) Lancaster County, South Carolina, Special Assessment Bonds,
Edgewater II Improvement District, Capital Appreciation Series
2007-A&B
0 .000 11/01/39 5,423,865
19,375,000 (i) Patriots Energy Group Financing Agency, South Carolina,
Gas Supply Revenue Bonds, Series 2023B-1, (Mandatory Put
3/01/31), (UB)
5 .250 02/01/54 20,853,367
1,820,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Midland Valley
Preparatory School Project, Series 2014
7 .750 11/15/45 1,836,683
5,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmera Apartments
Project, Series 2025A
6 .750 12/01/60 5,042,326
2,000,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .250 08/15/46 1,903,247
20,980,000 (j) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Patriots Place
Apartments Project, Series 2022A-1
5 .750 06/01/52 16,659,712

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 1,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Columbia College,
Refunding Series 2020A
5 .750% 10/01/45 $ 977,842
4,235,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 4,316,570
1,905,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Riverwalk Academy
Project Series 2023A
7 .125 06/15/53 1,950,461
1,830,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000 06/15/51 1,462,841
1,585,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .000 06/15/53 1,604,072
1,020,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
7 .125 06/15/58 1,036,482
5,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5 .250 11/01/54 5,266,650
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5 .000 05/01/43 699,355
1,255,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Series 2013
5 .125 05/01/48 1,124,304
3,165,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .750 12/01/60 3,208,013
10,000,000 (i) South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, AnMed Health Project, Series 2023,
(UB)
5 .250 02/01/53 10,431,585
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .625 10/01/60 1,010,422
12,855,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016B, (UB)
5 .000 12/01/56 12,860,499
16,000,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A, (UB)
4 .000 12/01/47 15,030,350
13,020,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A - BAM Insured,
(UB)
4 .000 12/01/52 12,042,598
23,265,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022B - BAM Insured,
(UB)
4 .000 12/01/55 21,189,857
10,000,000 (i) South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B, (UB)
5 .000 12/01/49 10,518,212
6,815,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-2
5 .750 12/01/42 6,814,577
2,670,000 Walnut Creek Improvement District, Lancaster County, South
Carolina, Assessment Revenue Bonds, Series 2016A-3
5 .330 12/01/41 2,670,951
TOTAL SOUTH CAROLINA 171,904,568
SOUTH DAKOTA - 0.1%
5,685,000 (d) Lower Brule Sioux Tribe, South Dakota, Tribal Purpose
Refunding Bonds, Series 2014C
6 .000 03/01/32 4,712,873
5,630,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Monument Health, Inc., Series 2020A
4 .000 09/01/50 5,196,242
TOTAL SOUTH DAKOTA 9,909,115

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 1.0%
$ 845,000 (d),(k) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000% 12/01/26 $ 829,855
1,665,000 (d),(k) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 1,256,141
2,550,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 2,521,896
13,000,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5 .250 12/01/54 13,577,880
25,500,000 (i) Greeneville Health and Educational Facilities Board, Tennessee,
Hospital Revenue Bonds, Ballad Health, Series 2018A, (UB)
4 .000 07/01/40 24,561,909
2,000,000 (i) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5 .500 07/01/59 2,102,425
4,000,000 (i) Knox County Health, Educational, and Housing Facilities
Board, Revenue Bonds, Provident Group - UTK Properties
LLC - University of Tennessee Project, Student Housing Series
2024A-1 - BAM Insured, (UB)
5 .000 07/01/64 4,086,450
4,485,000 (g) Memphis Health, Educational and Housing Facilities Board,
Tennessee, Multifamily Housing Revenue Bonds, Serenity
Towers Apartments, Series 2014A
5 .875 03/01/44 1,704,300
4,405,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .500 07/01/37 3,358,992
5,150,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .625 01/01/46 3,512,814
8,250,000 (i) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023, (UB)
5 .250 05/01/53 8,522,776
5,000,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Lipscomb University, Refunding & Improvement Series
2016A
5 .000 10/01/45 4,936,144
3,975,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .250 06/01/47 3,851,060
3,250,000 (d) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Rocketship Education Project, Series 2017E
5 .375 06/01/52 3,093,019
8,415,000 (i),(l) Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2016A,
(Pre-refunded 7/01/26), (UB)
5 .000 07/01/46 8,415,000
8,500,000 (i) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .250 07/01/47 8,854,074
4,000,000 (i) Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2022B, (AMT), (UB)
5 .000 07/01/52 4,062,573
3,695,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Improvement Revenue Bonds, Series 2026B, (AMT)
5 .250 07/01/51 3,874,994
7,350,000 Metropolitan Nashville Airport Authority, Tennessee, Airport
Revenue Bonds, Subordinate Series 2019B, (AMT)
5 .000 07/01/54 7,423,854
5,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A
5 .350 07/01/48 5,227,255
1,500,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .700 07/01/49 1,512,504
1,155,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A, (UB)
4 .800 07/01/54 1,162,600

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 7,400,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .550% 07/01/48 $ 7,361,589
4,000,000 (i) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .700 07/01/53 4,031,217
2,065,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Refunding & Improvement Series 2026
4 .500 06/01/56 2,049,835
TOTAL TENNESSEE 131,891,156
TEXAS - 11.0%
3,495,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 2,824,497
2,070,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 1,816,113
7,750,000 (i) Allen Independent School District, Collin County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
4 .375 02/15/50 7,720,679
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
5 .875 09/15/55 1,038,005
4,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
6 .500 09/01/48 4,127,900
1,500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
6 .000 09/01/52 1,537,866
3,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .750 09/01/48 3,109,541
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .750 09/15/54 1,022,180
1,300,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley
Farms Public Improvement District Improvement Area 1
Project, Series 2026
5 .700 09/15/56 1,315,429
775,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Improvement Area 2-4 Project,
Series 2026
5 .625 09/15/46 784,093
1,191,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .875 09/15/53 1,235,805
1,750,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
5 .500 09/15/55 1,783,638
750,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
5 .000 09/01/37 755,213
5,800,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .375 06/01/62 5,822,252
1,000,000 (d) ate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 3B,
Series 2023
5 .375 08/15/53 1,016,639
1,750,000 (d) Aubrey Public Improvement District 1, Denton County, Texas,
Special Assessment Revenue Bonds, Series 2023
6 .000 09/01/53 1,782,293
1,000,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phase 3B
Project, Series 2022
6 .000 09/01/45 1,066,392
3,800,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
6 .200 09/01/47 3,853,139
5,000,000 Austin, Texas, Airport System Revenue Bonds, Refunding AMT
Series 2026B, (AMT)
5 .000 11/15/51 5,127,269
5,000,000 (i) Austin, Texas, Airport System Revenue Bonds, Series 2022,
(AMT)
5 .250 11/15/47 5,236,148
20,000,000 (i) Austin, Texas, Electric Utility System Revenue Bonds, Refunding
& Improvement Series 2023, (UB)
5 .250 11/15/53 21,140,768

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 2,920,000 Austin, Travis, Williamson and Hays Counties, Texas, Special
Assessment Revenue Bonds, Estancia Hill Country Public
Improvement District, Series 2013
6 .000% 11/01/28 $ 2,925,350
1,500,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .500 11/01/51 1,531,741
1,200,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .625 09/01/55 1,223,259
2,000,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .250 09/01/51 1,970,405
12,175,000 (i) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2022, (UB)
4 .250 02/15/52 11,416,069
24,500,000 (i) Bexar County Hospital District, Texas, Certificates of Obligation,
Series 2023, (UB)
4 .250 02/15/53 22,835,769
5,870,000 Bonham Independent School District, Fannin County, Texas,
General Obligation Bonds, School Building Series 2023
4 .000 02/15/49 5,512,823
1,410,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .500 09/15/53 1,428,164
1,020,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .875 09/15/55 1,059,878
2,250,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/01/55 2,266,315
3,750,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .750 09/01/55 3,776,227
1,635,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5 .125 09/01/38 1,654,083
4,135,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
5 .250 09/01/47 4,155,328
4,230,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .500 09/01/38 4,306,487
7,480,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .625 09/01/48 7,562,844
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Chalk Hill
Public Improvement District  2 Phase 2 & 3 Direct Improvement
Project, Series 2023
6 .000 09/01/53 1,010,861
5,405,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Columns
Public Improvement District Project, Series 2018
6 .250 09/01/48 5,501,142
5,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .625 09/01/48 5,039,064
879,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 2
Project, Series 2026
5 .375 09/01/46 896,103
1,290,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 2
Project, Series 2026
5 .625 09/01/55 1,311,831
325,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5 .375 09/01/38 330,921
408,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
5 .500 09/01/46 412,111
1,111,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .625 09/01/38 1,138,065
1,750,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
6 .125 09/01/55 1,769,367
1,250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2 Project Series
2024
5 .500 09/01/54 1,272,546

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2B Project,
Series 2026
5 .625% 09/01/54 $ 1,417,389
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
5 .375 09/01/53 506,319
1,000,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .375 09/01/43 1,040,472
3,085,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
6 .125 09/01/46 3,124,657
1,245,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/46 1,255,524
1,100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .750 09/01/53 1,116,564
1,000,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .625 09/01/55 1,003,459
1,986,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ten Mile
Creek Public Improvement District Major Improvement Area
Project, Series 2023
5 .750 09/01/52 2,040,952
1,765,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .250 09/01/41 1,648,143
1,140,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 1,142,098
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
5 .500 09/01/42 523,204
1,500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .750 09/01/54 1,536,307
9,295,000 (i) Chamber County, Texas, Combination Tax and Revenue
Certificates of Obligation, Series 2023, (UB)
4 .000 03/01/53 8,442,244
14,850,000 (i) Chapel Hill Independent School District, Smith County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4 .000 02/15/53 13,684,223
3,000,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .375 09/15/52 3,000,470
1,328,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .125 09/15/52 1,335,645
1,825,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .600 09/01/38 1,850,446
2,940,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .700 09/01/47 2,957,906
1,300,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
5 .000 09/01/46 1,304,297
1,640,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 1,306,604
1,000,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
6 .500 09/15/54 1,015,492
8,000,000 (i) Corpus Christi, Texas, Utility System Revenue Bonds, Refunding
& Improvement Senior Lien Series 2024, (UB)
4 .250 07/15/54 7,397,609
5,500,000 (i) Corpus Christi, Texas, Utility System Revenue Bonds, Senior
Lien Improvement Refunding Series 2023, (UB)
4 .125 07/15/53 5,132,025

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5 .625% 09/15/55 $ 1,008,706
4,165,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
6 .125 09/15/52 4,339,762
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .750 09/15/52 1,053,573
6,000,000 (i) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4 .250 02/01/53 5,860,459
10,215,000 Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2023
5 .250 02/01/53 10,727,120
10,910,000 (i) Crowley Independent School District, Tarrant and Johnson
Counties, Texas, General Obligation Bonds, School Building
Series 2024, (UB)
4 .250 02/01/54 10,614,343
1,750,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5 .500 09/01/55 1,773,098
3,575,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6 .125 12/31/55 3,730,776
1,900,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .625 12/31/55 1,970,146
2,180,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Major Improvement
Area Project, Series 2024
6 .250 12/31/54 2,207,583
5,000,000 Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023
5 .000 08/15/53 5,199,654
11,000,000 (i) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5 .000 08/15/53 11,439,239
1,600,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
6 .250 09/15/54 1,578,138
1,000,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5 .625 09/01/55 1,008,704
4,350,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/43 4,289,530
1,000,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .250 09/15/55 1,037,738
1,000,000 Edinburg Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Series 2021A
3 .375 08/15/46 707,129
1,500,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
5 .500 09/15/55 1,527,028
3,985,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
6 .000 08/15/52 4,087,234
3,000,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 3,000,840
2,715,000 Friendswood, Harris and Galveston Counties, Texas, Special
Assessment Revenue Bonds, City Center Public Improvement
District, Initial Major Improvements Project Series 2024
7 .000 09/15/54 2,763,027
3,010,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
7 .500 09/15/55 3,134,101
6,060,000 (i) Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured,
(UB)
4 .375 10/01/53 5,783,777

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 13,000,000 (i) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
4 .125% 07/01/52 $ 11,762,165
10,000,000 (i) Harris County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Memorial
Hermann Health System, Series 2022A, (UB)
5 .000 07/01/52 10,256,253
7,400,000 (i) Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015, (UB)
4 .000 12/01/45 6,956,127
5,405,000 (i) Harris County, Texas, General Obligation Bonds, Refunding
Road Series 2023A, (UB)
4 .250 09/15/48 5,399,431
10,950,000 (i) Harris County, Texas, Toll Road Revenue Bonds, Refunding First
Lien Series 2021A, (UB)
4 .000 08/15/50 10,038,662
520,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/26 514,001
355,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (ETM)
0 .000 11/15/27 340,870
480,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/28 447,046
125,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured, (ETM)
0 .000 11/15/29 112,696
1,910,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/32 1,515,290
2,075,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/34 1,455,683
10,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/35 6,595
25,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/35 15,821
770,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/36 477,482
3,390,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/36 2,004,574
480,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/37 279,722
1,045,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/37 577,131
310,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/38 169,740
1,620,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/38 836,130
340,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/39 174,884
790,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/39 381,050
3,120,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/40 1,507,278
2,180,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/40 982,395
14,010,000 (k),(l) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H, (Pre-refunded 11/15/31) - NPFG
Insured
0 .000 11/15/41 6,355,645
2,940,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Junior Lien Series 2001H - NPFG Insured
0 .000 11/15/41 1,239,084
1,840,000 (k) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Senior Lien Series 2001G - NPFG Insured
0 .000 11/15/41 792,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,180,000 (k) Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000% 11/15/34 $ 789,711
26,165,000 (k) Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/38 13,492,532
8,805,000 (k) Harris County-Houston Sports Authority, Texas, Special
Revenue Bonds, Refunding Senior Lien Series 2001A - NPFG
Insured
0 .000 11/15/40 3,987,659
1,250,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
5 .625 09/15/45 1,287,537
5,175,000 Heart of Texas Education Finance Corporation, Texas, Gateway
Charter Academy, Series 2006A
6 .000 02/15/36 5,176,937
1,220,000 (d) Heritage Public Improvement District 1, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .500 09/01/53 1,232,348
1,000,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .250 09/01/54 1,007,075
7,560,000 (k) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/53 1,689,889
5,000,000 (k) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/54 1,069,554
12,500,000 (k) Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/55 2,560,569
5,000,000 Houston, Texas, Airport System Revenue Bonds, Refunding
Subordinate Lien Series 2021A, (AMT)
4 .000 07/01/46 4,703,324
3,105,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,334,102
16,880,000 (i) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C, (UB)
5 .500 09/01/58 18,299,331
750,000 (d) Huntsville, Walker County, Texas, Special Assessment Revenue
Bonds, The Reserves of Huntsville Public Improvement District
Series 2024
5 .625 09/15/54 757,398
1,075,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .625 09/01/58 1,095,630
2,225,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
5 .375 09/01/60 2,230,078
2,000,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .500 09/01/53 2,017,545
1,105,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .375 09/01/38 1,117,395
1,930,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 1 Project, Series 2018
5 .125 09/01/47 1,941,283
1,500,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
6 .000 09/15/52 1,544,363
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5 .250 09/01/43 2,113,209
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 4 Project,
Series 2023
5 .500 09/01/47 1,560,700
1,835,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .750 09/01/53 1,892,172

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,125,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .750% 09/01/53 $ 1,151,277
830,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North Public Improvement District Major Improvement Area 2
Project, Series 2024
5 .375 09/01/54 844,372
2,295,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
6 .000 09/01/53 2,326,502
1,500,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Savannah
Ranch Public Improvement District Improvement Area 1
Project, Series 2026
5 .750 09/01/56 1,509,091
10,000,000 (i) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A, (UB)
5 .000 02/15/58 10,309,122
26,240,000 (i) Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse Series
2023A - BAM Insured, (UB)
5 .000 02/15/58 27,111,932
2,700,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
6 .125 09/15/52 2,833,636
1,250,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
6 .000 09/15/54 1,299,916
2,700,000 (d) Leander, Texas, Special Assessment Revenue Bonds, Crystal
Springs Public Improvement District Project, Series 2018
5 .300 09/01/48 2,708,282
1,090,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Northern
Improvement Area Major Improvement Project, Series 2017
5 .375 09/01/47 1,090,323
3,855,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
5 .000 09/01/47 3,837,688
140,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
5 .125 09/01/27 141,259
2,150,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Master Improvement Area Project, Series 2017
6 .000 09/01/46 2,176,091
975,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Liberty Parke Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2017
5 .375 09/01/46 981,111
3,000,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District 2 Project, Series
2022
6 .875 09/01/52 3,142,771
11,270,000 (d) Little Elm, Denton County, Texas, Special Assessment Revenue
Bonds, Valencia Public Improvement District Improvement
Area 2 Project, Refunding & Improvement Series 2018
5 .750 09/01/48 11,518,433
6,060,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Phase I, Refunding & Improvement
Series 2018
5 .250 09/01/44 6,176,758
5,400,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
6 .000 09/01/47 5,480,576
723,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5 .750 09/01/38 744,569
1,350,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 2-3 Project, Series
2018
5 .875 09/01/47 1,384,335
6,405,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Major Improvement Area Project,
Refunding Series 2018
6 .750 09/01/48 6,591,488
1,300,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
6 .125 09/01/56 1,322,502

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,300,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
5 .500% 09/15/55 $ 1,307,901
1,130,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Simpson Road Public Improvement District
Projects, Series 2025
6 .000 09/15/55 1,167,499
2,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
7 .000 09/15/55 2,127,202
1,435,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
4 .000 09/15/51 1,170,429
1,000,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .500 09/15/53 1,010,613
700,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 4,
Series 2024
5 .625 09/15/54 712,433
1,300,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6 .250 09/15/55 1,356,623
1,755,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .750 09/01/49 1,773,148
1,500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .625 09/01/54 1,494,435
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
5 .125 09/01/51 926,428
1,250,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .625 09/01/54 1,262,755
1,250,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Viera Public Improvement District 1 Improvement Areas 1
Project, Series 2026
5 .750 09/01/56 1,263,799
15,000,000 (i) Medina Valley Independent School District, Medina County,
Texas, General Obligation Bonds, School Building Series 2023,
(UB)
4 .000 02/15/53 13,888,221
850,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5 .250 09/01/38 865,073
1,595,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
5 .375 09/01/48 1,603,612
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2023
5 .125 09/01/52 976,712
1,000,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .750 09/15/39 1,038,587
2,300,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6 .000 09/15/49 2,345,372
1,210,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .625 09/01/53 1,237,304
1,100,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-1 Projects, Series 2023
5 .625 09/01/53 1,124,822
4,250,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .750 09/01/53 4,377,296
2,000,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-2-A4
Projects, Series 2025
5 .750 09/01/55 2,026,099

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,285,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7 .000% 08/15/60 $ 3,406,671
4,235,000 Montgomery County Municipal Utility District 132, Texas,
General Obligation Bonds, Road Series 2023 - AGM Insured
4 .000 09/01/47 3,958,511
1,595,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .625 08/15/39 1,595,851
3,340,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .750 08/15/49 3,340,436
780,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 780,000
5,050,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 5,050,000
22,845,691 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .380 11/15/61 11,197,052
4,305,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2018A
5 .500 07/01/54 3,879,866
3,355,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
6 .750 07/01/44 3,591,495
670,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .375 11/15/36 669,844
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .500 11/15/46 931,279
2,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Methodist
Retirement Communites Senior Living Langford Project, Series
2016
5 .500 11/15/52 1,813,790
2,204,828 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 2,160,731
4,000,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/27 3,920,000
10,500,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 10,381,570
29,800,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/35 29,479,972
141,700,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 138,078,545
17,310,000 (i) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A - BAM Insured, (UB)
4 .000 12/15/58 15,165,667
9,530,000 (i) North Fort Bend Water Authority, Texas, Water System Revenue
Bonds, Refunding  Series 2019A, (UB)
4 .000 12/15/58 8,273,112
1,165,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .250 09/15/51 1,030,035

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 670,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .625% 09/01/40 $ 679,289
658,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .250 09/01/40 665,352
923,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
5 .375 09/01/50 927,231
10,000,000 (i) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2023, (UB)
4 .000 02/15/48 9,535,205
33,720,000 (i) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .000 02/15/55 35,160,080
680,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, 720 Public Improvement District Improvement Area 2-5
Project, Series 2026
5 .500 09/15/46 687,796
1,000,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .625 09/15/54 1,015,649
1,005,000 (d) Paris, Lamar County, Texas, Special Assessment Revenue
Bonds, Forestbrook  Public Improvement District 1
Improvement Area 1, Series 2025
6 .125 09/01/55 1,013,579
25,000,000 (i) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Combination Tax and Revenue Series
2023A, (UB)
4 .125 08/01/53 23,139,193
20,710,000 (i) Pflugerville, Travis and Williamson Counties, Texas, General
Obligation Bonds, Limited Tax Series 2023 - BAM Insured, (UB)
5 .000 08/01/53 21,456,500
1,100,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375 09/15/55 1,148,046
2,000,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .375 09/15/55 2,087,357
1,150,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7 .125 09/15/55 1,199,409
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .250 09/15/32 363,059
800,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
5 .500 09/15/42 826,755
750,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
5 .500 09/15/42 774,677
1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6 .000 09/15/46 1,020,203
2,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6 .250 09/15/56 2,023,085
545,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Major
Improvement District Project, Series 2026
6 .750 09/15/46 555,613
1,500,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Major
Improvement District Project, Series 2026
7 .000 09/15/56 1,516,670

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .500% 09/15/48 $ 3,033,728
4,900,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
6 .000 09/15/52 5,037,132
1,901,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Major Improvement
Area Project, Series 2022
6 .500 09/15/52 1,978,308
5,725,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 5,246,009
4,165,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
4 .000 01/01/50 3,290,096
9,000,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
3 .000 01/01/50 5,813,073
20,000,000 (i) Port of Houston Authority, Harris County, Texas, General
Obligation Bonds, First Lien Series 2021, (UB)
5 .000 10/01/51 20,649,152
1,105,000 (d) Princeton, Collin County, Texas, Special Assessment Revenue
Bonds, Whitewing Trails Public Improvement District 2 Phase 2
Project, Series 2023
5 .125 09/01/43 1,133,082
875,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 2 Project, Series 2025
6 .000 09/01/55 902,377
4,285,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Crossroads Public Improvement District Major improvement
Project, Series 2018
6 .500 09/01/48 4,389,882
1,700,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
5 .500 09/01/53 1,709,577
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .625 09/01/55 1,017,593
700,000 (d),(m) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 6
Project, Series 2026
5 .200 09/01/46 705,044
2,750,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/53 2,831,902
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Major Improvement Area Project,
Series 2023
7 .875 09/01/53 1,038,151
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 1
Project, Series 2023
6 .375 09/01/53 1,566,967
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .625 09/01/55 1,013,433
2,235,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .750 09/01/49 2,257,464
1,330,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2, Improvement
Area 3A-3C Project, Series 2026
5 .625 09/01/56 1,340,278
1,400,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .500 09/01/55 1,408,233
5,840,000 (i) Quinlan Independent School District, Hunt and Kaufman
Counties, Texas, General Obligation Bonds, School Building
Series 2023, (UB)
4 .000 08/15/53 5,376,265
3,605,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 3,604,893

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 6,280,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000% 12/15/32 $ 4,396,000
5,525,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/42 3,867,500
14,375,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 12/15/47 10,062,500
445,000 Rowlett, Texas, Special Assessment Revenue Bonds, Bayside
Public Improvement District North Improvement Area, Series
2016
6 .000 09/15/46 445,036
1,300,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Liberty Crossing Public improvement District
Improvement Area 1 Project, Series 2023
6 .375 09/15/53 1,353,594
1,365,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .625 09/15/39 1,366,854
4,000,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .750 09/15/52 4,064,125
600,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .875 09/15/42 635,943
1,300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
6 .000 09/15/52 1,337,759
750,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
6 .000 09/15/50 792,776
1,000,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
7 .000 09/15/52 1,083,837
2,235,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Major Improvement Area Project, Series
2020
5 .625 09/15/50 2,288,857
710,000 Salado, Bell County, Texas, Special Assessment Revenue
Bonds, Sanctuary East Public Improvement District
Improvement Area 1 Project Series 2024
6 .500 09/01/54 721,441
4,530,000 San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2016C
4 .000 05/15/37 4,520,918
6,000,000 (i) San Antonio, Texas, Water System Revenue Bonds, Refunding
Junior Lien Series 2023A, (UB)
5 .250 05/15/52 6,354,819
3,800,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .750 09/01/39 3,863,048
5,000,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .750 09/01/48 5,043,556
2,200,000 San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, Whisper Public
Improvement District Series 2020
5 .625 09/01/50 2,226,322
1,000,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
6 .000 09/15/54 1,035,096
7,010,000 (i) Sherman, Texas, Combination Tax and Revenue Certificates of
Obligation, Series 2023, (UB)
5 .000 08/15/53 7,234,037
1,800,000 (d) Sinton, San Patricio County, Texas, Special Assessment Revenue
Bonds, Somerset Public Improvement District 1 Series 2022
5 .250 09/01/51 1,807,651
9,000,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Cook Childrens
Medical Center, Series 2025, (UB)
4 .125 12/01/54 8,309,346
8,250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D
5 .000 11/15/51 8,515,169

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 11,000,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Hospital Revenue Bonds, Scott & White
Healthcare Project, Series 2022D, (UB)
5 .000% 11/15/51 $ 11,353,559
240,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .625 11/15/37 243,035
5,875,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/47 5,918,785
5,865,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/52 5,900,677
8,000,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
4 .000 07/01/53 7,126,030
7,890,000 (i) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A, (UB)
5 .000 07/01/53 8,049,717
2,075,000 (g) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2009A
8 .000 02/15/38 1,730,031
1,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6 .375 02/15/48 833,750
1,000,000 (g) Tarrant County Cultural Education Facilities Finance
Corporaton, Texas, Retirement Facility Revenue Bonds, C.C.
Young Memorial Home Project, Series 2016A
6 .375 02/15/52 833,750
13,700,000 (i) Tarrant County Cultural Education Facilities, Texas, Finance
Corporation Revenue Bonds, Christus Health, Refunding Series
2018B, (UB)
5 .000 07/01/48 13,974,581
13,860,000 (i) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
5 .250 08/15/48 14,657,518
15,935,000 (i) Tarrant County Hospital District, Texas, General Obligation
Bonds, Limited Tax Series 2023, (UB)
4 .250 08/15/53 14,842,484
35,000,000 (i) Tarrant Regional Water District, Texas, Water Transmission
Facilities Contract Revenue Bonds, Dallas Project, Series 2025,
(UB)
4 .250 09/01/55 33,745,597
10,360,000 (i) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5 .200 07/01/48 10,695,731
5,000,000 (i) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2023B, (UB)
5 .250 07/01/53 5,114,921
6,320,000 (i) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Tender Option Bond
Trust 2023-XL0439, (UB)
5 .250 01/01/53 6,500,289
13,550,000 Texas Private Activity Bond Surface Transpiration Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Senior Lien Series 2023,
(AMT)
5 .500 12/31/58 14,128,393
2,300,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/42 2,416,802
33,485,000 Texas Private Activity Bond Surface Transporation Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Segments 3C Project, Series 2019, (AMT)
5 .000 06/30/58 33,090,011
4,000,000 (k) Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
0 .000 08/01/52 1,067,859
5,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 5,018,408
5,000,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A
5 .000 10/15/58 5,183,458
13,000,000 (i) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2023A, (UB)
5 .000 10/15/58 13,476,991
15,000,000 (i) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .250 10/15/51 14,588,784

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 8,440,000 (i) Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A, (UB)
4 .375% 10/15/59 $ 8,180,541
500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .625 09/01/51 512,978
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Longview 71 Public Improvement
District Area1 Project, Series 2024
5 .125 09/01/54 848,557
870,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5 .375 09/01/42 915,079
1,500,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
5 .500 09/01/52 1,524,168
3,071,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
6 .625 09/01/52 3,206,956
3,200,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .500 09/15/52 3,199,457
1,017,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
4 .000 09/15/51 849,259
2,000,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
5 .000 09/01/47 2,002,686
21,300,000 (i) Waller Independent School District, Waller and Harris
Counties, Texas, General Obligation Bonds, School Building
Series 2023A, (UB)
4 .000 02/15/48 20,252,511
5,000,000 Waller Independent School District, Waller and Harris
Counties, Texas, General Obligation Bonds, School Building
Series 2023A
4 .000 02/15/53 4,607,482
17,555,000 (i) Waxahachie Independent School District, Ellis County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
4 .250 02/15/53 17,038,686
2,765,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 2,765,940
2,450,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250 09/01/40 2,454,123
6,250,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .375 09/01/45 6,251,723
TOTAL TEXAS 1,414,552,541
UTAH - 2.2%
2,000,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Limited
Tax General Obligation and Special Revenue Bonds, Series
2025
6 .000 03/01/56 2,032,161
1,700,000 (d) Arrowhead Springs Public Infrastructure District, Utah, Special
Assessment Bonds, Arrowhead Springs Assessment Area,
Series 2025
5 .625 12/01/54 1,730,907
5,900,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .750 03/01/41 5,421,867
3,500,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 09/15/51 3,257,594
9,392,395 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 9,633,970
10,870,000 (d),(g) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 10,435,662
2,190,000 (d) Copper Rim Infrastructure Financing District, West Jordan, Salt
Lake County, Utah, Special Assessment Bonds, Copper Rim
Assessment Area, Series 2025
6 .125 12/01/54 2,275,712
2,945,000 (d) Courtyards at Shurtz Canyon Public Infrastructure District,
Utah, Special Assessment Bonds, Courtyards at Shurtz Canyon
Assessment Area, Series 2025A-2
6 .875 12/01/45 3,101,973

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 2,150,000 (d) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .125% 12/01/46 $ 2,209,189
4,800,000 (d) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .500 12/01/55 4,968,104
1,120,000 (d) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .625 03/01/46 1,151,772
2,350,000 (d) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .875 03/01/51 2,412,167
3,525,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 3,516,271
504,000 (d) Fields Estates Public Infrastructure District, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8 .750 03/15/55 513,657
2,673,942 (d) Fields Estates Public Infrastructure District, Utah, Special
Assessment Revenue Bonds, Fields Estates Assessment Area
Series 2024A-2
5 .250 12/01/53 2,678,659
4,434,582 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 4,596,096
2,375,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6 .625 03/01/54 2,450,613
5,095,428 (d) Fox Hollow Infrastructure Financing District, Saratoga Springs,
Utah County, Utah, Special Assessment Bonds, Fox Hollow
Assessment Area, Series 2025
6 .125 12/01/54 5,121,813
10,000,000 (d) Gateway at Sand Hollow, Public Infrastructure District 1, Utah,
Limited Tax General Obligation Bonds, Series 2021A
5 .500 03/01/51 8,051,607
1,715,000 (d) GLH Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2025
6 .875 03/01/55 1,828,303
6,745,000 (d) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 6,897,388
3,275,000 Jepson Canyon Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2022A
5 .125 03/01/51 2,680,192
3,810,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 02/01/40 3,485,712
11,000,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Series 2020A
5 .500 02/01/50 9,194,591
1,955,000 (d) Medical School Campus Public Infrastructure District, Utah,
Limited Tax General Obligation Bonds, Subordinate Lien Series
2020B
7 .875 08/15/50 1,621,353
1,700,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 1,805,124
2,800,000 (d),(j) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 2,475,061
3,210,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .250 06/01/41 2,867,722
1,000,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 847,454
7,500,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .625 06/01/57 6,272,526
3,375,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .000 06/01/44 3,433,983
2,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
6 .000 06/15/54 2,075,105
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .500 06/01/55 1,020,988
1,000,000 (d) Moonlight Village, Public Infrastructure District 1, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .000 03/01/56 1,021,110

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 7,100,000 (d),(j) Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Convertible Capital Appreciation Series 2026A
6 .750% 07/01/44 $ 5,877,817
850,000 Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Subordinate Series 2026B
8 .750 07/15/44 855,671
11,250,000 (d) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6 .500 03/01/55 11,706,671
7,500,000 (d) Northpoint Infrastructure Financing District, Salt Lake City,
Salt Lake County, Utah, Special Assessment Bonds Northpoint
Assessment Area, Series 2026
6 .625 12/01/55 7,576,115
1,250,000 (d) Northwest Quadrant Public Infrastructure District, Utah, Limited
Tax General Obligation Bonds, Series 2025A
6 .125 03/01/56 1,274,829
1,485,000 (d) Olympia Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2024A-1
6 .375 03/01/55 1,540,002
3,000,000 (d) Panorama Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6 .250 03/01/55 3,060,468
4,588,000 (d) Promontory Commerce Center Public Infrastructure District
1, Utah, Special Assessment Bonds, Promontory Commerce
Center Assessment Area, Series 2026
6 .750 12/01/55 4,755,845
1,200,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds Subordinate Series 2021B
7 .375 08/15/51 1,043,034
2,600,000 (d) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 2,113,353
2,600,000 (j) Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds,  Convertible Capital Appreciation
Bonds, Series 2021A-2
5 .875 03/01/46 2,061,292
8,500,000 (j) Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds,  Convertible Capital Appreciation
Bonds, Series 2021A-2
6 .375 03/01/57 6,622,954
3,650,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5 .875 03/01/57 3,750,729
2,810,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Subordinate Series 2026B
8 .250 03/15/57 2,873,624
4,750,000 (d) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6 .250 12/01/53 4,948,314
424,000 (d) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Subordinate Series 2021B
7 .375 03/15/51 378,664
19,000,000 (i) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT), (UB)
5 .000 07/01/47 19,084,280
10,320,000 (i) Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2023A, (AMT), (UB)
5 .250 07/01/53 10,667,739
1,270,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750 07/01/35 1,338,196
1,004,000 (d) Slate Canyon Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A
6 .250 03/01/55 1,037,335
288,000 (d) Slate Canyon Public Infrastructure District, Utah, Subordinate
Limited Tax General Obligation Bonds, Series 2025B
8 .250 03/15/55 297,152
885,000 (d) Soleil Hills Public Infrastructure District No. 1, Utah, Limited Tax
General Obligation and Special Revenue Bonds, Series 2025A
5 .875 03/01/55 896,504
1,125,000 (d) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6 .250 04/15/46 1,160,800
1,000,000 (d) Sun Stone Infrastructure Financing District, Utah, Special
Assessment Bonds, Assessment Area 1, Series 2024
6 .750 06/01/54 1,034,532
10,795,000 (d) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 11,257,310
4,000,000 (d) Trails at Shurtz Canyon Public Infrastructure District, Utah,
Special Assessment Bonds, Series 2025A-2
6 .625 12/01/45 4,219,716

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 7,530,000 (j) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
8 .000% 03/01/56 $ 5,430,298
4,780,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5 .125 07/15/51 4,118,536
8,145,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Saint George Academy Project, Series 2021A
5 .000 06/15/56 6,344,023
1,000,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .500 12/01/46 1,027,882
2,325,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .875 12/01/55 2,389,525
15,820,000 Utah State Board of Regents, Research Revenue Bonds, Utah
State University, Auxiliary System Series 2023
4 .000 04/01/53 14,737,085
1,130,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024A
5 .875 03/01/54 1,155,333
500,000 (d) Viridian Farm Public Infrastructure District 1, Utah, General
Obligation Bonds, Subordinate Limited Tax Series 2024B
8 .375 03/15/54 515,473
4,750,000 (d) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5 .625 12/01/54 4,900,207
3,014,718 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series
2024
5 .625 12/01/53 3,061,526
2,850,000 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 2, Series
2026
5 .875 12/01/55 2,923,568
TOTAL UTAH 281,122,808
VIRGIN ISLANDS - 0.9%
17,755,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 18,047,661
3,550,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Taxable Series 2025A-2
8 .875 02/01/34 3,357,668
5,820,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 5,822,590
7,375,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 7,397,282
24,815,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/39 24,814,826
500,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Series 2012C
5 .000 10/01/42 499,982
1,000,000 (d) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A
5 .000 10/01/29 1,003,007
17,865,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 17,865,000
20,026,792 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 20,026,792
1,385,415 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 1,385,415
975,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 858,910
6,885,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 6,942,754
13,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .500 04/01/52 12,872,178
TOTAL VIRGIN ISLANDS 120,894,065

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.8%
$ 10,415,000 (d) Atlantic Park Community Development Authority, Virginia,
Revenue Bonds, Series 2023
6 .250% 08/01/45 $ 10,397,757
24,250,000 (d),(g) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
6 .350 11/01/44 15,520,000
2,133,000 (g) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .125 03/01/26 1,322,460
4,956,000 (g) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .356 03/01/26 3,072,720
8,372,000 (g) Celebrate Virginia North Community Development Authority,
Special Assessment Revenue Bonds, Series 2003B
4 .455 03/01/34 5,190,640
1,055,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 1,056,592
1,855,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,856,897
5,000,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .500 03/01/55 4,388,822
16,070,000 (i) Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A, (UB)
4 .000 07/01/60 14,743,242
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster
Canterbury of Richmond, Series 2022A
5 .000 10/01/52 1,000,572
2,165,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
7 .750 09/01/44 2,216,568
5,525,000 (d) Industrial Development Authority of the City of Alexandria,
Virginia, Tourism Development Financing Program Revenue
Bonds (699 Prince Street Hotel Project) Senior Series 2022A-1
(Tax-Exempt) and Senior Series 2022B-1
12 .000 09/01/52 5,129,128
7,695,000 (i) Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021, (UB)
4 .000 01/01/55 6,708,684
3,000,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,967,411
5,275,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .375 01/01/46 5,276,313
4,840,000 (i) Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022, (UB)
5 .000 06/01/52 4,996,064
11,550,000 (d) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 11,800,584
1,995,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5 .550 01/01/37 1,973,099
2,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023A
7 .000 09/01/53 2,204,471
2,400,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 1,851,758
4,685,000 (d) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding
Series 2015A
5 .000 07/01/45 3,614,787
4,675,000 (i) Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023B, (UB)
4 .875 03/01/61 4,693,083
13,645,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500 07/01/49 10,965,760

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 19,855,000 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019A
5 .500% 07/01/54 $ 15,577,856
11,843,247 (d) Virginia Small Business Finance Authority, Educational Facilities
Revenue Bonds, Provident Resource Group - Rixey Student
Housing Project, Series 2019B, (cash 7.500%, PIK 7.500%)
4 .500 07/01/52 7,105,948
9,005,000 (i) Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A,
(UB)
4 .000 12/01/49 8,284,037
7,240,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 7,322,258
2,415,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 2,416,613
7,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 7,501,589
22,175,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 22,157,961
1,805,000 (d),(h) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 1,801,775
9,335,000 (d) Virginia Small Business Financing Authority, Sports and
Entertainment Facilities Revenue Bonds, P3 VB Holdings LLC,
Senior Series 2023A
8 .500 12/01/52 9,234,275
1,000,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Senior Series 2026A-1
7 .000 12/01/49 1,013,600
4,500,000 (i) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4 .125 07/01/58 4,382,946
17,265,000 (i) Williamsburg Economic Development Authority, Virginia,
Student Housing Revenue Bonds, Provident Group -
Williamsburg Properties LLC - William and Mary Project Series
2023A - AGM Insured, (UB)
4 .375 07/01/63 17,108,766
TOTAL VIRGINIA 226,855,036
WASHINGTON - 0.7%
160,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 160,011
3,660,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 3,556,765
3,000,000 Port of Seattle, Washington, Revenue Bonds, Refunding
Intermediate Lien Series 2021C, (AMT)
5 .000 08/01/46 3,093,160
3,205,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 3,226,302
2,200,000 (h) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 2,250,859
4,800,000 (i) Washington Health Care Facilities Authority, Revenue Bonds,
MultiCare Health System, Series 2015B, (UB)
4 .125 08/15/43 4,730,099
1,510,000 (d),(i) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150., (IF)
10 .095 10/01/42 1,511,670
630,000 (d),(i) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Tender Option Bond Trust 2015-
XF0150., (IF)
10 .101 10/01/42 630,697
5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Subordinate Series
2021B.  Exchange Purchase
4 .000 07/01/58 4,273,198

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 5,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000% 07/01/48 $ 5,014,343
11,170,000 (i) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018, (UB)
4 .000 07/01/58 9,143,380
18,500,000 (i) Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 18,529,633
1,750,000 Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project, Series
2024
6 .000 07/01/59 1,805,457
3,500,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 3,634,765
8,825,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A
5 .750 07/01/60 9,103,212
1,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Spokane International Academy Project,
Series 2021A
5 .000 07/01/50 908,751
2,500,000 Washington State Housing Finance Commission, Revenue
Bonds, Riverview Retirement Community, Refunding Series
2012
5 .000 01/01/48 2,420,126
10,000,000 (i) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2023-2N, (UB)
4 .950 12/01/53 10,112,012
TOTAL WASHINGTON 84,104,440
WEST VIRGINIA - 0.7%
6,265,000 Berkeley, Hardy and Jefferson Counties, West Virginia, as Joint
Issuers, Commercial Development Revenue Bonds, Scattered
Site Housing Projects, Series 2010
5 .750 12/01/44 6,264,377
3,750,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .250 06/01/47 3,397,079
4,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 4,793,566
7,390,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 7,470,393
610,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7 .000 06/01/43 651,568
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
5 .750 06/01/43 945,284
875,000 (d) Monongalia County, West Virginia, Tax Increment Revenue
Bonds, University Town Centre Development District 4, Senior
Refunding and Improvement Series 2023A
6 .000 06/01/53 926,696
990,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 859,943
3,490,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .500 06/01/50 2,891,533
6,860,000 (d),(g) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 2,744,000
3,190,000 (d),(h) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 3,482,095
6,075,000 (i) West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, West Virginia United Health System Obligated Group,
Series 2018A, (UB)
4 .000 06/01/51 5,365,205

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA (continued)
$ 12,000,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds,
West Virginia University Health System Obligated Group,
Improvement Series 2017A, (UB)
5 .000% 06/01/47 $ 12,075,006
9,315,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .125 06/01/42 9,223,098
14,175,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .250 06/01/47 13,783,682
10,815,000 (i) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 10,441,558
TOTAL WEST VIRGINIA 85,315,083
WISCONSIN - 8.4%
16,950,000 (k) Ashwaubenon Community Development Authority, Wisconsin,
Lease Revenue Bonds, Brown County Expo Center Project,
Series 2019
0 .000 06/01/54 4,374,256
22,485,000 (d),(g) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5 .500 12/01/32 17,383,887
12,410,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 12,444,060
12,905,000 (k) Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 5,198,390
4,200,000 (d),(k) Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Double L Ranch Project,
Series 2026
0 .000 12/15/35 2,144,689
1,600,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/54 1,439,601
5,260,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas Project,
Series 2017
5 .375 07/15/52 5,003,162
6,425,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Chattahoochee Hills Project, Series 2017A
5 .875 06/15/47 5,754,865
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
5 .875 06/01/52 986,867
1,510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2022A
6 .000 06/01/62 1,506,605
1,090,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 1,089,998
3,445,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .250 05/01/46 3,361,008
3,030,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
6 .000 07/15/42 3,032,166
1,930,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Hapeville Charter Project, Series 2025A
5 .750 02/01/52 1,976,780
6,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 6,342,485
23,975,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/46 19,899,715
1,400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/41 1,273,848
3,790,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Point College Preparatory, Series 2020A
5 .000 06/15/55 3,089,228
920,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .375 07/01/35 920,237

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,590,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5 .625% 07/01/45 $ 1,590,169
2,875,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 2,893,003
3,225,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 3,225,730
5,765,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
7 .000 06/01/59 5,410,932
392,868 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/47 2,662
343,416 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/48 2,312
337,921 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/49 2,261
326,932 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/50 2,175
321,437 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/51 2,128
417,594 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/52 2,751
412,099 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/53 2,702
398,362 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/54 2,601
390,120 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/55 2,537
381,878 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/56 2,474
423,088 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/57 2,731
412,099 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/58 2,651
401,109 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/59 2,572
392,868 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/60 2,511
387,373 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/61 2,469
376,384 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/62 2,392
368,142 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/63 2,334

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 359,899 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000% 01/01/64 $ 2,276
354,405 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/65 2,235
381,878 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/66 2,403
4,599,030 (d),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0 .000 01/01/67 28,873
11,395,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 11,322,685
30,005,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .250 01/01/65 29,804,297
176,604 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/46 1,205
174,116 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/47 1,180
172,872 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/48 1,164
171,629 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/49 1,148
169,140 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/50 1,125
185,309 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/51 1,227
4,587,300 (d),(g) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
3 .750 07/01/51 3,130,438
184,065 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/52 1,213
181,578 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/53 1,191
180,334 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/54 1,177
177,847 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/55 1,157
175,359 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/56 1,136
174,116 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/57 1,124
171,629 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/58 1,104
170,385 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/59 1,093

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 169,140 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000% 01/01/60 $ 1,081
166,653 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/61 1,062
165,411 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/62 1,051
162,923 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/63 1,033
161,679 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/64 1,022
160,434 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/65 1,012
157,947 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/66 994
2,057,071 (d),(g),(k) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
Second Tier Series 2018B
0 .000 01/01/67 12,914
25,000,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 25,273,120
895,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5 .250 08/01/38 903,325
1,240,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Carolina International School, Series 2018A
5 .500 08/01/48 1,247,406
3,315,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Casa Esperanza Montessori, Series 2021A
4 .500 06/01/56 2,547,050
6,875,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 6,743,556
1,030,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .250 06/15/40 1,032,125
5,350,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Series 2020A
6 .500 06/15/50 5,317,118
1,075,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pioneer Springs Community School, Taxable Series
2020B
7 .500 06/15/30 1,069,308
1,000,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .000 06/15/52 881,451
955,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6 .125 06/15/57 842,715
1,945,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5 .500 06/01/49 1,829,944
500,000 Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Cincinnati Classical Academy, Series 2024A
6 .000 06/15/64 501,362
4,385,000 (d),(g) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lake Erie College, Series 2019A
5 .875 10/01/54 2,199,069
5,625,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/40 5,925,834
1,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5 .000 08/01/36 903,564
3,000,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
5 .125 08/01/46 2,459,267
4,395,000 Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, Lenoir-Rhyne University, Refunding Series
2022
5 .000 04/01/43 4,357,782

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 5,300,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Blue Ridge HealthCare, Refunding Series
2020A
3 .000% 01/01/50 $ 4,060,071
1,725,000 (d) Public Finance Authority of Wisconsin, Healthcare Facility
Expansion Revenue Bonds, Church Homes of Hartford Inc
Project, Refunding Series 2015A
5 .000 09/01/38 1,725,491
8,000,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/52 8,017,982
6,925,000 Public Finance Authority of Wisconsin, Hotel Revenue Bonds,
Grand Hyatt San Antonio Hotel Acquisition Project, Senior Lien
Series 2022A
5 .000 02/01/62 6,884,847
16,335,000 (d) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6 .000 02/01/62 16,836,875
13,500,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 9,855,000
16,045,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 11,231,500
61,170,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .770 12/01/37 47,712,600
41,330,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .915 12/01/42 32,237,400
231,900,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4 .060 12/01/50 180,882,000
2,545,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-2
5 .750 06/20/44 2,698,903
6,710,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000 01/01/50 7,221,130
2,332,866 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 2,332,442
13,650,000 (d),(k) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Myrtle Creek Project, Series 2025
0 .000 12/15/41 5,162,719
16,910,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6 .500 09/01/48 10,146,000
2,600,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Taxable Series 2018B
6 .750 09/01/29 1,560,000
3,100,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 310,000
10,400,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .850 10/01/47 1,040,000
4,700,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 470,000
2,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 20
5,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
Bayhealth Medical Center Project, Series 2021A - BAM Insured
3 .000 07/01/50 3,783,047
3,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Delray
Beach Radiation Therapy Center, Subordinate Series 2017B
8 .500 11/01/46 1,500
1,505,000 (d),(m) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6 .000 12/01/55 1,542,622
1,220,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,240,031
2,725,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .350 12/01/45 2,751,330

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 33,790,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .950% 07/01/38 $ 23,653,000
45,680,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
7 .000 07/01/48 31,976,000
23,365,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 21,474,229
9,500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Senior
Revenue Bonds, Proton International Arkansas, LLC, Series
2021A
6 .850 01/01/51 4,750,000
4,250,000 (d),(k) Public Finance Authority of Wisconsin, Revenue Bonds,
Texas Infrastructure Program Revenue Anticipation Capital
Appreciation Ashland Project, Series 2026
0 .000 12/15/40 1,685,326
6,650,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .250 12/01/51 5,458,827
4,180,000 Public Finance Authority of Wisconsin, Senior Airport Facilities
Revenue and Refunding Bonds, TrIPS Obligated Group, Series
2012B
5 .000 07/01/42 4,181,447
5,605,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 2,522,250
22,230,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 10,003,500
90,145,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 40,565,250
600,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, Campus Real Estate Holding Corporation, LLC
Project, Series 2025A
5 .500 06/01/55 609,078
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Junior Subordinate, Series 2025C
5 .750 06/15/55 1,038,728
500,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5 .250 06/15/50 525,405
1,000,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Senior Series 2025A
5 .250 06/15/55 1,044,033
550,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5 .250 06/15/45 584,103
750,000 Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, KSU Bixby Real Estate Foundation, LLC Project,
Subordinate, Series 2025B
5 .500 06/15/55 782,116
2,600,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project, Green
and Social Series 2021A-1
4 .000 07/01/61 1,852,992
2,000,000 (d) Public Finance Authority of Wisconsin, Student Housing
Revenue Bonds, University of Hawaii Foundation Project,
Subordinate Green and Social Series 2021B
5 .250 07/01/61 1,595,762
4,865,000 (c),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 486
6,798,000 (d),(k) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0 .000 12/15/34 4,091,848
6,500,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Taxable Series 2019B
6 .125 10/01/49 5,637,426
21,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
9 .500 06/01/29 21,137,505
10,860,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 11,145,718
3,215,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8 .000 06/15/42 3,300,769
64,050,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 67,142,193

Portfolio of Investments June 30, 2026
(continued)
High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 15,000,000 (i) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750% 06/30/60 $ 15,724,167
31,700,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 33,230,406
44,790,000 (i) Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025,
(UB)
5 .750 12/31/65 46,952,363
12,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 13,434,545
3,650,000 (d) Saint Croix Chippewa Indians of Wisconsin, Revenue Bonds,
Refunding Senior Series 2021
5 .000 09/30/41 3,420,560
13,825,000 (i) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Series 2018A, (UB)
4 .250 04/01/48 13,396,953
7,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 7,020,401
8,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Agnesian HealthCare, Inc., Series
2017
4 .000 07/01/47 7,848,764
1,850,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/37 1,235,669
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Benevolent Corporation Cedar
Community, Series 2026
5 .500 06/01/55 1,016,601
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
6 .125 10/01/59 1,576,072
5,620,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A, (UB)
5 .000 04/01/48 5,656,369
15,345,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System Inc
Series 2024A - BAM Insured, (UB)
4 .500 02/15/54 14,961,769
9,745,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2016, (UB)
4 .000 12/01/46 9,107,977
30,000,000 (i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Medical College of Wisconsin, Inc.,
Series 2022, (UB)
4 .000 12/01/51 26,519,985
1,650,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .500 05/01/34 1,649,524
2,635,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .750 05/01/39 2,634,913
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 803,832
10,105,000 (i) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 10,180,583
12,500,000 (i) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024B, (UB)
4 .750 03/01/51 12,543,273
10,115,000 (i) Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2018A, (UB)
4 .300 11/01/53 9,649,541
TOTAL WISCONSIN 1,083,773,328

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WYOMING - 0.2%
$ 10,245,000 Larmie County, Wyoming, Hospital Revenue Bonds, Cheyenne
Regional Medical Center Project, Refunding Series 2021
3 .000% 05/01/42 $ 8,882,728
8,250,000 (i) Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3, (UB)
4 .850 12/01/48 8,469,113
12,765,000 (i) Wyoming Community Development Authority, Housing
Revenue Bonds, 2025 Series 1, (UB)
4 .650 12/01/45 12,964,553
TOTAL WYOMING 30,316,394
TOTAL MUNICIPAL BONDS
(Cost $16,943,147,106) 16,145,609,431
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1096873 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 1096873
CAPITAL GOODS - 0.0%
6,819,826 (c),(g) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 682
TOTAL CAPITAL GOODS 682
CONSUMER DURABLES & APPAREL - 0.0%
1,096,191 (c) Cahava Springs Advance, (TSFR1M + –%) 7 .500 12/31/26 1,096,191
TOTAL CONSUMER DURABLES & APPAREL 1,096,191
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $7,916,018) 1,096,873
TOTAL LONG-TERM INVESTMENTS
(Cost $16,993,658,755) 16,183,453,237
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
50,098 (o) State Street Navigator Securities Lending Government Money
Market Portfolio
3.660 (p) 50,098
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $50,098) 50,098
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  3.1%
404,500,000 REPURCHASE AGREEMENTS - 3.1% 404,500,000
404,500,000 (q) Fixed Income Clearing Corporation 3 .610 07/01/26 404,500,000
TOTAL REPURCHASE AGREEMENTS
(Cost $404,500,000) 404,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $404,500,000) 404,500,000
TOTAL INVESTMENTS - 128.8%
(Cost $17,398,208,853) 16,588,003,335
FLOATING RATE OBLIGATIONS - (34.2)% (4,399,219,000)
OTHER ASSETS & LIABILITIES, NET -  5.4% 685,812,820
NET ASSETS - 100% $ 12,874,597,155
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) Common Stock received as part of spin-off from WestRock Company.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

Portfolio of Investments June 30, 2026
(continued)
High Yield

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,236,582,243 or 25.5% of Total Investments.
(e) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the fiscal period was $47,727.
(f) Affiliated holding
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(i) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(j) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(k) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(l) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(m) When-issued or delayed delivery security.
(n) Inverse floating rate trust is a non recourse trust.
(o) Investments made with cash collateral received from securities on loan.
(p) The rate shown is the one-day yield as of the end of the reporting period.
(q) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $404,540,562 on 7/1/26, collateralized by Government Agency Securities, with coupon rates 1.625%–3.625% and maturity dates 8/31/29–5/15/31, valued at
$412,590,092.
Credit Default Swaps - OTC Uncleared
SOLD
Counterparty Reference Entity
Fixed
Rate
(Annualized)
Current
Credit
Spread (a)
Fixed Rate
Payment
Frequency
Maturity
Date
Notional
Amount(b) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Citigroup Global
Markets Inc.(c)
City of Chicago 1 .000% 3 .13 % Quarterly 6/20/28 $ 60,000,000 $ 215,400 $ (1,458,967) $ 1,674,367
Total
$ 60,000,000 $ 215,400
$(1,458,967) $ 1,674,367
(a) The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.
(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is defined under the terms of that particular swap agreement. This amount may be reduced by any recoverable assets, if applicable.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 286,658 $ – $ 10 $ 286,668
Corporate Bonds – 26,713,899 – 26,713,899
Exchange-Traded Funds 9,746,366 – – 9,746,366
Municipal Bonds – 16,145,598,129 11,302 16,145,609,431
Variable Rate Senior Loan Interests – – 1,096,873 1,096,873
Investments Purchased with Collateral from Securities
Lending 50,098 – – 50,098
Short-Term Investments:
Repurchase Agreements – 404,500,000 – 404,500,000
$ 10,083,122 $ 16,576,812,028 $ 1,108,185 $ 16,588,003,335
Investments in Derivatives:
Credit Default Swaps* – – 1,674,367 1,674,367
$ – $ – $ 1,674,367 $ 1,674,367
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 4,399,219,000 $ – $ 4,399,219,000
$ – $ 4,399,219,000 $ – $ 4,399,219,000
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 323,220,573 $ – $ 323,220,573
$ – $ 323,220,573 $ – $ 323,220,573
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2026
Short Duration High Yield
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
1 COMMON STOCKS - 0.0% 1
MATERIALS - 0.0%
153 (a),(b) PALOUSE FIBER HOLDINGS $ 1
TOTAL MATERIALS 1
TOTAL COMMON STOCKS
(Cost $22,950) 1
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
8,483,065 CORPORATE BONDS - 0.1% 8,483,065
CONSUMER SERVICES - 0.1%
$ 10,500,000 Wild Rivers Water Park 8 .500% 11/01/51 8,483,065
TOTAL CONSUMER SERVICES 8,483,065
TOTAL CORPORATE BONDS
(Cost $9,666,937) 8,483,065
SHARES DESCRIPTION VALUE
60,914,787 EXCHANGE-TRADED FUNDS - 0.9% 60,914,787
2,425,000 (c) Nuveen High Yield Municipal Bond ETF 60,914,787
TOTAL EXCHANGE-TRADED FUNDS
(Cost $60,547,562) 60,914,787
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
6794120615 MUNICIPAL BONDS - 97.7% 6794120615
ALABAMA - 3.8%
1,450,000 (d) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
5 .350 09/01/27 1,450,588
3,000,000 Alabama Special Care Facilities Financing Authority, Revenue
Bonds, Ascension Health, Series 2016B
5 .000 11/15/46 3,001,765
5,000,000 (d),(e) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025A, (AMT), (Mandatory Put 6/01/32)
5 .000 06/01/55 5,199,192
3,830,000 (d),(e) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4 .625 06/01/55 3,910,711
50,000,000 (e),(f) Black Belt Energy Gas District, Alabama, Gas PrePay Revenue
Bonds, Project 7 Series 2022C-2, (Mandatory Put 6/01/29)
(SOFR*0.67% + 2.150%), (UB)
5 .071 02/01/53 51,255,780
5,000,000 (e) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 5,324,593
4,525,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A
5 .000 05/01/31 4,567,182
72,980,000 (e) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5 .250 05/01/56 74,524,746
2,700,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/31 2,816,374
2,500,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C
5 .250 08/01/32 2,614,850
22,000,000 (d),(e) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025C, (Mandatory Put 8/01/34)
5 .500 11/01/56 23,689,098
5,235,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025F
5 .000 12/01/35 5,542,431
4,950,000 Energy Southeast Cooperative District, Alabama, Energy
Supply Revenue Bonds, Series 2025B
5 .000 09/01/33 5,074,525
1,645,000 (e) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6 .375 11/01/50 1,823,382

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ALABAMA (continued)
$ 5,125,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5 .750% 10/01/49 $ 5,284,867
200,000 MidCity Improvement District, Alabama, Special Assessment
Revenue Bonds, Series 2022
3 .875 11/01/27 198,139
2,635,000 Mobile County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, AM/NS Calvert LLC
Project, Series 2024A, (AMT)
5 .000 06/01/54 2,650,360
3,000,000 (d) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2020
4 .000 11/01/45 2,809,886
1,500,000 (d) Mobile County, Alabama, Limited Obligation Warrants,
Gomesa Projects, Series 2026.
5 .000 11/01/50 1,478,006
10,085,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/33 806,800
3,220,000 (g) Montgomery Medical Clinic Board, Alabama, Health Care
Facility Revenue Bonds, Jackson Hospital & Clinic, Series 2015
5 .000 03/01/36 257,600
50,000,000 (e),(f) Southeast Energy Authority, Alabama, Commodity Supply
Revenue Bonds, Project 3, Fixed Rate Series 2022A-1,
(Mandatory Put 12/01/29) (SOFR*0.67% + 2.420%), (UB)
5 .361 01/01/53 51,151,585
1,000,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/27 1,024,921
1,300,000 Southeast Energy Authority, Alabama, Energy Supply Revenue
Bonds, Cooperative District Series 2025E
5 .000 10/01/28 1,355,145
1,000,000 The Point Clear Club Improvement District, Baldwin County,
Alabama, Assessment Revenue Bonds, Series 2026A
5 .500 06/01/46 1,006,654
6,434,223 (d) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 6,548,943
1,000,000 (d) University Beach Improvement District, Alabama, Special
Assessments Revenue Bonds, Series 2026
7 .500 11/01/45 1,024,516
TOTAL ALABAMA 266,392,639
ALASKA - 0.0%
260,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/41 259,553
TOTAL ALASKA 259,553
ARIZONA - 2.6%
1,480,000 (d),(f) Arizona Health Facilities Authority, (IF) 5 .831 01/01/37 1,484,981
1,480,000 (d),(f) Arizona Health Facilities Authority, (IF) 5 .831 01/01/37 1,484,982
740,000 (d),(f) Arizona Health Facilities Authority, (IF) 5 .837 01/01/37 742,497
740,000 (d),(f) Arizona Health Facilities Authority, (IF) 5 .986 01/01/37 742,500
23,845,000 (e),(f) Arizona Health Facilities Authority, Hospital Revenue Bonds,
Banner Health Systems, Series 2007B (SPMUV7DY + 0.810%),
(UB)
2 .870 01/01/37 23,869,050
500,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000 07/01/37 501,434
370,000 (d) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas
Aliante and Skye Canyon Campus Projects, Series 2021A
3 .000 12/15/31 348,210
190,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017B
4 .000 03/01/27 189,568
4,325,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018B
5 .625 07/01/48 4,330,206
85,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2022
5 .000 07/01/32 87,330
1,500,000 (e) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2025A, (Mandatory Put 7/01/35)
4 .875 07/01/60 1,568,946

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,245,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, KIPPC NYC Public Charter Schools - Jerome
Facility Project, Social Series 2021B
4 .000% 07/01/41 $ 1,138,214
445,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
4 .500 07/01/29 445,038
3,435,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Leman Academy of Excellence - Parker
Colorado Campus Project, Series 2019A
5 .000 07/01/49 3,246,422
185,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Mater Academy of Nevada - Mountain Vista
Campus Project, Series 2018A
4 .750 12/15/28 185,626
680,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 680,362
2,250,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/48 2,250,226
1,120,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .125 02/01/40 1,157,850
640,000 (d) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, San Tab Charter Schools Project, Series 2025
6 .625 02/01/45 662,257
33,385,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/41 22,635,033
2,500,000 (d) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4 .000 12/01/51 1,493,623
1,335,000 (d),(g) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
5 .850 06/01/29 1,068,000
12,115,000 (d) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Empower College Prep Project, Series 2019
6 .000 07/01/49 12,180,695
645,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
4 .750 01/01/28 624,502
2,775,000 (d),(e),(h) Arizona Industrial Development Authority, Revenue Bonds,
Mirabella at ASU Project, Refunding Series 2023B, (Mandatory
Put 1/01/27)
5 .350 10/01/28 2,751,950
3,000,000 (d),(e) Arizona Industrial Development Authority, Solid Waste
Disposal Revenue Bonds, Copper World LLC Project, Series
2026A, (AMT), (Mandatory Put 7/02/36)
4 .500 07/01/46 3,049,263
5,675,000 (e) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2019, (AMT), (Mandatory Put 6/01/29)
4 .000 06/01/49 5,765,866
550,000 (d) Coconino County Industrial Development Authority, Arizona,
Education Revenue Bonds, Flagstaff Arts & Leadership
Academy Project, Refunding Series 2020
4 .750 07/01/30 536,777
1,383,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
4 .600 07/01/35 1,393,875
450,000 Estrella Mountain Ranch Community Facilities District,
Goodyear, Arizona, Special Assessment Revenue Bonds,
Montecito Assessment District 4, Series 2025
5 .050 07/01/40 457,691
1,600,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
5 .500 05/01/36 1,665,127
1,800,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
6 .000 05/01/41 1,900,365
3,450,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
6 .500 05/01/46 3,660,037
1,590,000 (d) Maricopa County Industrial Development Authority, Arizona,
Charter School Revenue Bonds, Paradise Schools Project,
Series 2025
5 .625 07/01/45 1,635,245
210,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000 07/01/31 209,897

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 905,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Benjamin Franklin Charter School
Projects, Series 2018A
4 .800% 07/01/28 $ 917,732
385,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 354,303
4,115,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2024
4 .000 07/01/34 4,057,974
1,745,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
5 .250 07/01/34 1,800,983
2,885,000 (d) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Sun Valley Academy, Series 2024A
6 .250 07/01/44 3,001,915
65,000 (d) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .000 10/01/26 64,821
425,000 (d) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5 .125 10/01/30 414,754
11,500,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4 .500 08/01/42 11,502,225
7,475,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2017 4 .000 07/01/39 7,462,589
8,970,000 (d) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2015A
5 .000 07/01/45 8,835,243
1,085,000 (d) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 985,968
1,175,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/45 1,157,393
1,805,000 Phoenix Industrial Development Authority, Arizona, Multi-
Family Housing Revenue Bonds, 3rd and Indian Road Assisted
Living Project, Series 2016
5 .400 10/01/36 1,483,543
510,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/34 510,123
660,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2019
5 .000 06/15/39 657,295
6,995,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Refunding Series 2020
5 .000 07/01/30 5,596,000
595,000 (g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
4 .375 07/01/26 476,000
600,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .125 07/01/30 480,000
1,870,000 (d),(g) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .500 07/01/40 1,496,000
235,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/29 235,155
425,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/34 425,157
575,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Imagine East Mesa Charter
Schools Project, Series 2019
5 .000 07/01/39 574,996

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 435,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125% 02/01/28 $ 441,913
1,555,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020
5 .000 06/15/35 1,562,227
2,160,000 (d) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Synergy Public Charter
School Project, Series 2020-1
5 .000 06/15/35 2,170,039
5,085,000 Pima County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Charter Schools Refunding
Project, Series 2016R
5 .000 07/01/31 5,086,694
339,000 (d) Show Low Bluff Community Facilities District, Show Low,
Arizona, Special Assessment Bonds, Area One, Series 2007
5 .600 07/01/31 339,549
1,250,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2024
5 .000 06/15/34 1,269,012
2,145,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2026A
5 .000 06/15/36 2,111,442
6,085,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, American Leadership
Academy Project, Series 2026A
6 .000 06/15/46 6,105,145
1,000,000 (d) Sierra Vista Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Flagstaff Junior Academy
Project, Series 2025
6 .750 06/01/45 1,037,423
177,000 Southside Community Facilities District 1, Prescott Valley,
Arizona, Special Assessment Revenue Bonds, Series 2008
7 .250 07/01/32 165,575
2,825,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding
TEMPS-50 Series 2025B-2
3 .500 12/01/30 2,819,670
790,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
5 .500 10/01/27 771,650
10,000 (d) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 8,573
TOTAL ARIZONA 182,522,726
ARKANSAS - 1.1%
14,800,000 (d),(e) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4 .000 09/01/46 14,966,926
16,585,000 (d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2022, (AMT)
5 .450 09/01/52 16,974,099
17,410,000 Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation, Green Series 2023, (AMT)
5 .700 05/01/53 18,048,679
415,000 (d) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Taxable Series 2024B
8 .500 07/01/28 420,118
9,250,000 (d),(e) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Green
Series 2026A, (AMT), (Mandatory Put 7/01/36)
4 .875 07/01/56 9,682,501
17,500,000 (d) Arkansas Development Finance Authority, Industrial
Development Revenue Bonds, Hybar Steel Project, Taxable
Green Series 2026B, (Mandatory Put 7/01/34)
7 .375 07/01/56 18,252,301
TOTAL ARKANSAS 78,344,624

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA - 7.2%
$ 5,875,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000% 03/01/46 $ 5,598,035
1,000,000 (d),(f) Bay Area Toll Authority, California, Revenue Bonds San
Francisco Bay Area Toll Bridge Tender Option Bond Trust 2016-
XG0019, (IF)
5 .785 04/01/36 1,004,823
9,455,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023C,
(Mandatory Put 10/01/31)
5 .250 01/01/54 10,016,422
5,000,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023G,
(Mandatory Put 4/01/30)
5 .250 11/01/54 5,288,820
12,450,000 (e) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025C,
(Mandatory Put 10/01/33)
5 .000 12/01/55 13,063,741
40,000,000 (e),(f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026A-2,
(Mandatory Put 2/01/36) (SOFR*0.67% + 1.450%), (UB)
3 .922 04/01/56 39,937,760
4,815,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026E
5 .000 07/01/35 5,304,616
50,000,000 (e),(f) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green SIFMA Index Rate Series
2022A-1, (Mandatory Put 8/01/28) (SOFR*0.67% + 1.700%),
(UB)
4 .621 05/01/53 50,611,765
14,700,000 (d) California Community Housing Agency, Workforce Housing
Revenue Bonds, Annadel Apartments, Series 2019A
5 .000 04/01/49 11,533,169
915,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/29 946,492
960,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/30 1,001,612
1,010,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/31 1,059,029
1,060,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/32 1,115,485
1,115,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/33 1,175,628
1,175,000 California Educational Facilities Authority, Revenue Bonds,
Master's University, Series 2025
5 .000 08/01/34 1,237,835
250,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/36 245,173
630,000 (d) California Enterprise Development Authority, Charter School
Revenue Bonds, Rocklin Academy Project, Refunding Series
2021A
4 .000 06/01/51 533,552
7,120,000 California Health Facilities Financing Authority, California,
Revenue Bonds, Sutter Health, Refunding Series 2016B
5 .000 11/15/46 7,139,149
225,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
4 .000 08/15/34 213,218
415,000 California Health Facilities Financing Authority, Revenue Bonds,
Children's Hospital Los Angeles, Series 2017A
5 .000 08/15/47 405,385
7,000,000 California Health Facilities Financing Authority, Revenue Bonds,
City of Hope National Medical Center, Series 2019
5 .000 11/15/49 7,014,080
8,750,000 California Housing Finance Agency, California, Multifamily
Housing Revenue Bonds, Power Station Block 7B, Limited
Obligation Senior Series 2024L
5 .200 12/01/27 8,850,850
14,239 California Housing Finance Agency, Municipal Certificate
Revenue Bonds, Class A Series 2021-1
3 .500 11/20/35 14,143
250,000 (d) California Municipal Finance Authority Charter School Revenue
Bonds, River Charter Schools Project, Series 2018A
4 .500 06/01/28 250,011
180,000 (d) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4 .000 11/01/26 180,011
625,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Bella Mente Montessori Academy Project,
Series 2018A
5 .000 06/01/28 633,891

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,900,000 (d) California Municipal Finance Authority, Charter School Lease
Revenue Bonds, Nova Academy Project, Series 2016A
5 .000% 06/15/46 $ 1,810,796
1,810,000 California Municipal Finance Authority, Charter School
Revenue Bonds, John Adams Academies, Inc. Project, Series
2014A
5 .000 10/01/44 1,791,508
300,000 (d) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2018A
3 .875 07/01/28 297,239
840,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/36 840,570
220,000 (d) California Municipal Finance Authority, Education Revenue
Bonds, STREAM Charter Schools Project, Series 2020A
5 .000 06/15/41 217,127
22,436,891 (d),(e) California Municipal Finance Authority, Multifamily Housing
Revenue Bonds, Pacific Oaks Senior Apartments, Series 2022A,
(Mandatory Put 7/01/32)
4 .000 07/01/57 21,618,391
1,200,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .000 11/01/35 1,262,587
350,000 (d) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5 .125 11/01/40 364,455
175,000 (d) California Municipal Finance Authority, Revenue Bonds,
Community Health Centers of the Central Coast, Inc., Series
2021A
5 .000 12/01/36 182,899
2,500,000 California Municipal Finance Authority, Revenue Bonds, Linxs
APM Project, Senior Lien Series 2018A, (AMT)
5 .000 12/31/47 2,512,185
350,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2015
5 .000 11/01/27 350,204
1,425,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/28 1,430,714
2,595,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/29 2,606,872
1,990,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .000 11/01/30 1,997,135
1,000,000 California Municipal Finance Authority, Revenue Bonds,
NorthBay Healthcare Group, Series 2017A
5 .250 11/01/31 1,004,189
1,000,000 (d) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 1,004,637
18,575,000 California Municipal Finance Authority, Reveue Bonds,
Community Medical Centers, Series 2017A
5 .000 02/01/47 18,606,405
10,940,000 California Municipal Finance Authority, Special Facility Revenue
Bonds, United Airlines, Inc. Los Angeles International Airport
Project, Series 2019, (AMT)
4 .000 07/15/29 11,056,954
135,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
4 .500 09/01/35 138,231
500,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/40 523,638
635,000 California Municipal Finance Authority, Special Tax Revenue
Bonds, Community Facilities District 2023-11 Hesperia-
Silverwood Improvement Area 1, Series 2025
5 .000 09/01/45 656,270
4,970,000 California Pollution Control Financing Authority, Revenue
Bonds, San Jose Water Company Project, Series 2016, (AMT)
4 .750 11/01/46 4,972,762
13,850,000 California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Bonds, Waste Management Inc., Series
2015A-3, (AMT)
4 .300 07/01/40 13,865,867
5,000,000 (d) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5 .000 11/21/45 5,011,235
940,000 (d) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
4 .250 07/01/30 925,856
145,000 California Public Finance Authority, Charter School Lease
Revenue Bonds, Multicultural Learning Center Project, Series
2017A
5 .250 06/15/27 146,076

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,000,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .700% 06/01/34 $ 1,019,343
5,500,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
5 .875 06/01/39 5,504,884
10,485,000 (d),(e) California Public Finance Authority, Senior Living Revenue
Bonds, The Marisol HB LLC, Senior Series 2026A, (Mandatory
Put 4/01/33)
5 .100 04/01/66 10,600,904
860,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .000 07/01/35 912,696
1,375,000 (d) California Public Finance Authority, University Housing
Revenue Bonds, National Campus Community Development
- Claremont Properties LLC Claremont Colleges Project,
Refunding Series 2023A
5 .250 07/01/40 1,485,230
2,350,000 (d) California School Finance Authority Charter School Facility
Revenue Bonds, Grimmway Schools-Obligated Group, Series
2016A
5 .000 07/01/36 2,350,982
1,125,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
4 .500 06/01/29 1,125,236
2,755,000 (d) California School Finance Authority Charter School Revenue
Bonds, California, ACE Charter Schools, Obligated Group,
Series 2016A
5 .000 06/01/42 2,743,271
325,000 (d) California School Finance Authority Charter, School Revenue
Bonds, Rocketship Education, Mateo Sheedy Project, Series
2015A
4 .250 03/01/28 325,041
1,475,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/36 1,475,341
6,600,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Aspire Public Schools, Refunding Series 2016
5 .000 08/01/46 6,516,425
1,935,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, Hayward Twin Oaks Montessori Charter
School Project, Series 2024A
5 .500 06/15/39 1,920,234
135,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/29 135,103
750,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/39 750,097
1,875,000 (d) California School Finance Authority, California, Charter School
Revenue Bonds, TEACH Public Schools Obligated Group,
Series 2019A
5 .000 06/01/49 1,794,340
2,080,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Series 2023A
7 .250 06/15/43 2,155,206
405,000 (d) California School Finance Authority, Charter School Lease
Revenue Bonds, Pathways to College Project, Taxable Series
2023B
7 .500 06/15/29 412,058
1,190,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Arts in Action Charter Schools - Obligated Group,
Series 2020A
5 .000 06/01/30 1,189,195
10,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Aspire Public School - Obligated Group,Issue No.6,
Series 2020A
5 .000 08/01/42 10,048
385,000 (d),(g) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .000 12/01/26 231,000
1,000,000 (d),(g) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
4 .500 06/01/31 600,000
120,000 (d),(i) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017, (ETM)
5 .500 07/01/27 122,182
65,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Escuela Popular Charter School, Series 2017
5 .500 07/01/27 63,313

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 565,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .000% 08/01/33 $ 568,135
500,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Partnerships to Uplift Communities Project, Refunding
Social Series 2023
5 .250 08/01/38 500,169
130,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
4 .500 06/01/27 130,039
975,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .000 06/01/34 975,542
40,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Public Schools Obligated Group, Series
2017G
5 .000 06/01/30 40,341
6,865,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Russell Westbrook Why Not Academy Obligated
Group, Series 2021A
4 .000 06/01/61 4,956,065
240,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/31 186,250
100,000 California School Finance Authority, Charter School Revenue
Bonds, Santa Clarita Valley International School Project, Series
2021A
4 .000 06/01/41 72,880
2,165,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2023A
5 .500 06/01/43 2,198,369
230,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
4 .000 06/01/31 224,742
435,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Social Bonds iLead Lancaster Project, Series 2021A
5 .000 06/01/41 423,289
1,465,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Valley International Preparatory High School Project,
Series 2022A
5 .000 03/01/37 1,317,725
700,000 (d) California School Finance Authority, Charter School Revenue
Bonds, Vibrant Minds Charter School Project, Series 2025
6 .000 04/15/35 733,862
160,000 (d) California School Finance Authority, School Facility Revenue
Bonds, Granada Hills Charter High School Obligated Group,
Series 2021A
4 .000 07/01/29 161,574
8,100,000 California State University, Systemwide Revenue Bonds, Series
2016A
5 .000 11/01/45 8,107,702
145,000 (d) California Statewide Communities Development Authority
Revenue Bonds, California Baptist University, Refunding Series
2017A
5 .000 11/01/32 146,105
2,750,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .250 12/01/44 2,751,301
9,500,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 9,503,599
1,100,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/41 1,100,544
28,765,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .000 12/01/46 28,771,682
31,830,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 31,837,677
1,065,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .250 12/01/43 1,087,416
18,380,000 (d) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500 12/01/58 18,597,033

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 555,000 (d) California Statewide Communities Development Authority,
College Housing Revenue Bonds, National Campus
Community Development - Hooper Street LLC Project, Series
2019
5 .000% 07/01/29 $ 564,101
620,000 (d) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .000 09/02/35 648,047
1,140,000 (d) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6 .000 09/02/40 1,187,586
210,000 (d) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel
Project, Series 2026
5 .000 09/02/35 216,657
240,000 (d) California Statewide Communities Development Authority,
Limited Obligation Improvement Bonds, Open PACE, Property
Assessment Clean Energy, GreenRock, HR Ontario Hotel
Project, Series 2026
5 .125 09/02/48 245,520
2,000,000 (d) California Statewide Communities Development Authority,
Multifamily Housing Revenue Bonds, Sunterra Apartments,
Subordinate Series 2026D-S-A
7 .500 01/01/37 1,970,097
7,900,000 California Statewide Communities Development Authority,
Revenue Bonds, Adventist Health System/West, Series 2015A
5 .000 03/01/45 7,902,668
1,045,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Refunding Series 2015R-1
5 .000 09/02/26 1,046,428
310,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
4 .000 09/02/28 312,384
2,150,000 California Statewide Communities Development Authority,
Statewide Community Infrastructure Program Revenue Bonds,
Series 2018A
5 .000 09/02/38 2,205,892
6,430,000 (d) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-2
4 .000 12/01/45 5,064,283
215,000 Compton Public Finance Authority, California, Lease Revenue
Bonds, Refunding & Various Capital Projects, Series 2008 -
AMBAC Insured
5 .250 09/01/27 215,250
2,060,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Acacia on Santa Rosa Creek,
Mezzanine Lien Series 2021B
4 .000 10/01/46 1,736,803
2,500,000 (d) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,817,108
740,000 (i) Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Series 2018A-1, (Pre-
refunded 6/01/28)
5 .000 06/01/35 776,682
25,000,000 (j) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-1.
Turbo Capital Appreciation
0 .000 06/01/36 12,715,030
89,000,000 (j) Inland Empire Tobacco Securitization Authority, California,
Tobacco Settlement Asset-Backed Bonds, Series 2007C-2.
Turbo Capital Appreciation
0 .000 06/01/47 17,113,356
105,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .350 09/01/26 105,004
125,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .400 09/01/27 125,474
145,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
4 .500 09/01/28 146,167
1,120,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 1, Series 2019
5 .100 09/01/33 1,143,098

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .350% 09/01/26 $ 65,003
80,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .400 09/01/27 80,303
95,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
4 .500 09/01/28 95,784
695,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 2, Series 2019
5 .100 09/01/33 709,333
130,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .350 09/01/26 130,006
155,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .400 09/01/27 155,587
180,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
4 .500 09/01/28 181,486
1,390,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 3, Series 2019
5 .100 09/01/33 1,418,666
30,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .600 09/01/26 30,003
35,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .650 09/01/27 35,148
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
4 .750 09/01/28 45,398
335,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .350 09/01/33 342,867
1,845,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1 Central Lathrop Specific Plan Improvement
Areas 5, Series 2019
5 .850 09/01/49 1,862,820
45,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .350 09/01/26 45,002
55,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .400 09/01/27 55,208
65,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
4 .500 09/01/28 65,523
495,000 Lathrop, California, Special Tax Bonds, Community Facilities
District 2018-1, Central Lathrop Specific Plan Improvement
Areas 4, Series 2019
5 .100 09/01/33 505,209
105,000 Long Beach Bond Finance Authority, California, Natural Gas
Purchase Revenue Bonds, Series 2007A
5 .500 11/15/37 120,404
525,000 Perris Joint Powers Authority, California, Local Agency Revenue
Bonds, Community Facilities District 2001-1 May Farms
Improvement Area 6 &7, Refunding Series 2014E
5 .000 09/01/26 524,581
100,000 Poway Unified School District, San Diego County, California,
Special Tax Bonds, Community Facilities District 15 Del Sur East
Improvement Area C, Series 2016
5 .000 09/01/26 100,323
700,000 Rancho Cordova, California, Special Tax Bonds, Community
Facilities District 2018-1 Grantline 208, Series 2021B
4 .000 09/01/41 670,025
190,000 Roseville, California, Special Tax Bonds, Community Facilities
District 1 Hewlett Parkard Campus Oaks, Series 2016
4 .000 09/01/26 190,107

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 3,370,000 San Francisco Airports Commission, California, Revenue Bonds,
San Francisco International Airport, Second Series 2017A,
(AMT)
5 .000% 05/01/47 $ 3,385,856
150,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/27 153,461
400,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/32 429,644
385,000 (d) San Francisco City and County Infrastructure and Revitalization
Financing District 1 Treasure Island, California, Tax Increment
Revenue Bonds, Facilities Increment Series 2022A
5 .000 09/01/37 404,004
1,050,000 (d) San Francisco City and County, California, Special Tax
Bonds, Community Facilities District 2016-1 Treasure Island
Improvement Area 2, Series 2022A
4 .000 09/01/32 1,052,570
30,000 San Jacinto, California, Special Tax Bonds, Community Facilities
District 2002-1 Rancho San Jacinto Phase 2, Series 2016
5 .000 09/01/30 30,116
100,000 (d) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
5 .500 09/01/27 101,756
375,000 Tracy, California, Special Tax Bonds, Community Facilities
District 2016-2,  Improvement Area 2, Series 2021
4 .000 09/01/36 378,589
TOTAL CALIFORNIA 498,026,084
COLORADO - 8.6%
1,250,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,289,726
5,750,000 (d) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .750 12/01/54 5,852,541
1,890,672 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 1,810,616
3,479,709 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 2, Series 2021
4 .000 12/01/40 3,325,199
3,870,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding and
Improvement Series 2023B
8 .250 12/15/39 3,894,752
115,000 (i) Arkansas River Power Authority, Colorado, Power Revenue
Bonds, Series 2006 - SYNCORA GTY Insured, (ETM)
5 .875 10/01/26 115,886
2,605,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5 .750 12/01/51 2,582,993
313,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
4 .000 12/01/29 313,533
2,530,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 2,531,408
7,570,000 (d),(h) Bella Mesa Metropolitan District, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-3
6 .750 12/01/49 7,726,950
635,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5 .000 12/01/51 531,972
525,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .250 12/01/31 505,626
1,565,000 Berthoud-Heritage Metropolitan District 10, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Senior Series
2022A
4 .500 12/01/41 1,444,898
1,500,000 Bradley Heights Metropolitan District 2, Colorado Springs, El
Paso County, Colorado, General Obligation Limited Tax Bonds,
Series 2021A-3
4 .750 12/01/51 1,213,933
2,085,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
6 .250 12/01/35 2,107,616

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,000,000 Brickyard Metropolitan District 1, Castle Rock Town, Douglas
County, Colorado, General Obligation Limited Tax and Special
Revenue Bonds, Series 2025
7 .000% 12/01/45 $ 5,035,916
4,380,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/35 3,791,731
20,625,000 (g) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .125 12/01/48 14,515,036
6,148,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/39 5,073,018
12,050,000 Broadway Station Metropolitan District 3, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5 .000 12/01/49 8,118,483
4,985,000 Broadway Station Metropolitan District 3, Denver County,
Colorado, Tax Increment Supported Revenue Bonds, Series
2023A
7 .000 12/15/32 4,959,294
95,000 Cathedral Pines Metropolitan District, El Paso County,
Colorado, General Obligation Bonds, Refunding Series 2016
4 .000 12/01/26 95,034
3,500,000 (d) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
5 .000 12/01/36 3,531,395
3,400,000 (d) Centerra South Metro District 1, Loveland, Colorado, Special
Revenue Bonds, Improvement Senior Series 2026A
5 .625 12/01/46 3,378,467
765,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
4 .625 10/01/27 760,748
4,350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5 .375 10/01/37 4,043,948
130,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
4 .125 07/01/26 130,000
780,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .000 03/15/32 791,512
1,935,000 (d) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Belle Creek Charter School, Series
2022A
5 .125 03/15/42 1,943,591
9,250,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .500 02/01/45 9,839,583
8,500,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 9,054,310
6,000,000 (d) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10 .000 02/01/45 6,132,476
1,660,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/40 1,644,888
2,210,000 (d) Colorado Educational and Cultural Facilities Authority,
Revenue Bonds, Global Village Academy - Northglenn Project,
Series 2020
5 .000 12/01/50 2,046,028
1,205,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/29 1,221,124
2,270,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/39 2,278,671
3,520,000 (d) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 3,254,936

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,000,000 (g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes of the Midwest Obligated Group,
Series 2013
8 .000% 08/01/43 $ 1,860,810
375,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
5 .000 02/01/27 330,000
750,000 (d),(g) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5 .500 12/01/30 641,784
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000 05/15/40 1,000,741
4,250,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/51 4,249,904
500,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .625 12/01/32 500,537
4,240,000 Confluence Metropolitan District, Eagle County, Colorado,
Limited Tax Supported Revenue Bonds, Subordinate Series
2021B
5 .500 12/15/50 4,047,749
1,770,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
5 .250 12/01/35 1,806,275
1,000,000 Copperleaf Metropolitan District 5, Arapahoe County,
Colorado, Limited Tax General Obligation Bonds, Refunding
Limited Tax Convertible to Unlimited Tax Series 2025A
6 .250 12/01/45 1,043,636
1,000,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .125 12/01/37 1,000,196
35,260,000 (j) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0 .000 12/01/33 21,354,436
6,500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/48 6,536,772
2,783,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6 .000 12/01/48 2,784,571
1,485,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,488,954
415,000 (d) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 416,020
452,000 (d) DIATC Metropolitan District, Commerce City, Adams County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2019
3 .250 12/01/29 436,284
385,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
3 .750 12/01/29 378,742
1,700,000 (d) Elbert and Highway 86 Commercial Metropolitan District,
Elbert County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2021A
5 .000 12/01/41 1,723,346
2,975,000 Erie Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, Series 2021
4 .000 12/01/38 2,658,851
22,750,000 (d) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 22,868,864
300,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .000 12/01/32 309,848
1,000,000 Fiddler's Business Improvement District, Colorado, Limited Tax
General Obligation Bonds, Greenwood Village Project, Series
2022
5 .550 12/01/47 1,024,162
3,800,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 3,799,696

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 7,637,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .250% 12/01/32 $ 7,767,983
4,020,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5 .500 12/01/42 4,160,173
1,990,000 (d),(g) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1 .375 06/01/50 999,561
1,540,000 (d) Granary Metropolitan District 9, Weld County, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .450 12/01/44 1,580,490
2,945,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .000 12/01/31 2,777,772
3,075,000 Grand Junction Dos Rios General Improvement District, Grand
Junction, Mesa County, Colorado, Special Revenue Bonds,
Series 2021
4 .500 12/01/41 2,713,829
1,170,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .250 12/01/32 1,197,148
9,650,000 Green Valley Ranch East Metropolitan District 6, Adams
County, Colorado, Limited Tax General Obligation Bonds,
Series 2020A-3
5 .875 12/01/50 9,814,917
4,195,000 (d) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 4,325,993
1,288,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
4 .000 12/01/31 1,214,282
550,000 Highlands Metropolitan District 1, Broomfield City  and County,
colorado, Limited Tax General Obligation Bonds, Convertible
to Unlimited Tax Series 2021
5 .000 12/01/41 528,767
5,070,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series 2022A
6 .250 12/01/47 5,178,548
1,079,000 Hillside at Castle Rock Metropolitan District, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Subordinate
Series 2022B
9 .000 12/15/47 1,083,634
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5 .125 12/01/33 520,448
7,000,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .000 12/01/36 7,062,068
2,000,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .250 12/01/41 2,023,020
1,250,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5 .750 12/01/46 1,267,585
1,000,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .000 12/01/35 1,048,213
3,030,000 (d) Kinston Metropolitan District 5, Loveland, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Refunding
and Improvement Series 2025A
5 .500 12/01/45 3,141,145
1,760,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .000 12/01/29 1,762,268
2,830,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
5 .125 12/01/34 2,806,633
6,290,000 (d) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .125 12/01/44 6,371,625
2,500,000 Lanterns Metropolitan District 2, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Series
2021A-3
4 .500 12/01/50 1,992,963

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,885,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
6 .500% 11/01/32 $ 4,169,863
14,550,000 (d) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7 .125 11/01/42 15,529,406
2,140,000 Legacy Community Authority, Wheat Ridge, Colorado, Limited
Tax Supported Revenue Bonds, Series 2025A
6 .750 12/01/55 2,211,800
825,000 Legato Community Authority, Colorado, Commerce City
Colorado Limited Tax Supported Revenue Bonds District 12 3
& 7 Series 2021A-1
5 .000 12/01/41 791,480
3,250,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5 .000 12/01/41 3,235,709
5,000,000 (d) Mayberry Springs Community Authority, El Paso County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2025
7 .125 12/01/45 5,152,137
930,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .250 12/01/37 971,048
1,100,000 Meridian Ranch Metropolitan District 2018, Subdistrict, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
6 .500 12/01/42 1,150,219
2,125,000 (d) Mineral Business Improvement District, Arapahoe County,
Colorado, General Obligation and Special Revenue Bonds,
Limited Tax Series 2024A
5 .750 12/01/54 2,137,743
1,000,000 Mountain Brook Metropolitan District, Longmont, Boulder
County, Colorado, Limited Tax General Obligation Bonds,
Series 2021
4 .500 12/01/41 887,271
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .000 12/01/40 2,027,636
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 2,018,921
3,690,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4 .000 12/01/29 3,406,385
6,160,000 (g) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,556,072
885,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .125 12/01/35 942,963
1,000,000 Parterre Metropolitan District 5, Thornton, Adams County,
Colorado, General Obligation Limited Tax Bonds, Series 2025A
5 .875 12/01/45 1,064,197
2,040,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
4 .000 12/01/35 1,877,346
2,900,000 (d) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/51 2,535,538
3,950,000 (h) Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
7 .750 12/01/42 2,957,093
4,200,000 Pinery Commercial Metropolitan District 2, Douglas County,
Colorado, Special Revenue Bonds, Series 2025
5 .750 12/01/54 4,221,234
15,790,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6 .500 12/01/34 15,587,037
500,000 Prairie Center Metropolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported District Improvements Revenue Bonds, Refunding
Series 2024B
5 .875 12/15/46 532,640
1,000,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5 .250 12/01/48 1,000,042
2,100,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .000 12/01/35 2,141,717
1,685,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5 .750 12/01/45 1,731,962

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 525,000 Pronghorn Valley Metropolitan District, Aurora, Colorado,
Limited Tax General Obligatoin Bonds, Convertible to
Unlimited Tax Series 2021A
3 .750% 12/01/41 $ 479,850
290,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 301,996
14,185,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 17,104,209
7,415,000 (d) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 7,374,404
200,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .250 12/01/28 200,027
335,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .375 12/01/30 335,030
575,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
4 .750 12/01/35 575,104
3,195,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 3,195,764
4,650,000 (j) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 3,039,751
3,428,000 (d) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5 .875 12/01/44 3,454,978
3,365,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
4 .500 12/01/32 3,213,563
9,560,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/42 9,166,677
1,500,000 RM Mead Metropolitan District, Weld County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
5 .250 12/01/50 1,509,992
13,640,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .375 12/01/42 14,540,543
6,000,000 Sagebrush Farm Metropolitan District 1, Aurora, Adams
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022A
6 .750 12/01/52 6,264,588
1,000,000 Sand Creek Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement
Series 2020B
4 .000 12/01/40 1,002,405
1,167,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .250 12/01/31 1,070,259
691,000 Siena Lake Metropolitan District, Gypsum, Colorado, General
Obligation Limited Tax Bonds, Series 2021
3 .750 12/01/41 577,114
100,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
3 .500 12/01/27 99,664
1,407,000 Spring Valley Metropolitan District 4, Elbert County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2020A
5 .000 12/01/40 1,416,388
2,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
5 .800 12/01/32 2,099,578
8,500,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported and Special Revenue Bonds,
Special District 3, Series 2022
6 .500 12/01/42 8,977,057
745,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 779,134
3,205,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .000 12/01/40 3,227,363
2,000,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 1,974,228

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,345,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .250% 12/01/32 $ 1,383,574
5,050,000 Sterling Ranch Metropolitan District 2, El Paso County,
Colorado, General Obligation Bonds, Limited Tax Convertible
Capital Appreciation Series 22
5 .500 12/01/42 5,272,226
825,000 (d) Third Creek Metropolitan District 1, Commerce City, Colorado,
Limited Tax General Obligation Bonds, Series 2022A-1
4 .500 12/01/42 724,312
2,750,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/41 2,251,680
21,170,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 16,179,928
1,055,000 (d) Tree Farm Metropolitan District, Eagle County, Colorado,
General Obligation Limited Tax Bonds, Series 2021
4 .500 12/01/41 995,375
3,940,000 Triview Metropolitan District, El Paso County, Colorado,
General Obligation Bonds, Refunding Series 2016
4 .000 11/01/39 3,849,908
10,000,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .125 12/01/34 10,028,437
6,500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5 .375 12/01/39 6,513,128
5,385,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Improvement Limited Tax Series 2023
6 .750 12/01/52 5,498,119
1,030,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/36 1,017,496
4,715,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/41 4,547,340
11,625,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5 .000 12/01/51 10,515,301
750,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 766,794
11,450,000 Waterfront at Foster Lake Metropolitan District 2, Weld County,
Colorado, Special Revenue Bonds, Series 2022
4 .625 12/01/28 10,699,583
1,250,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 1,270,370
2,850,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 2,835,096
1,110,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .250 12/01/32 1,126,850
998,000 Westgate Metropolitan District, Colorado Springs, El Paso
County, Colorado, General Obligation Limited Tax Bonds,
Series 2022
5 .125 12/01/51 895,987
3,750,000 (d),(h) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Convertible Capital
Appreciation Series 2021A-2
4 .625 12/01/51 2,699,979
1,600,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/31 1,527,313
14,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/36 12,659,801
26,150,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .000 12/01/41 22,275,096
16,000,000 (d) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4 .125 12/01/51 12,307,456
1,498,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5 .000 12/01/39 1,500,441
TOTAL COLORADO 595,647,796

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT - 0.6%
$ 3,800,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
4 .500% 10/01/34 $ 3,577,577
4,210,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/39 3,917,443
4,540,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 3,757,748
615,000 (d) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, McLean Affiliates, Series 2020A
5 .000 01/01/30 619,375
3,185,000 (k) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
5 .500 12/15/36 3,313,444
3,685,000 (k) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, Series 2026A
5 .875 12/15/46 3,737,400
2,430,000 (k) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, TEMPS-50 Series 2026B-3
4 .400 12/15/31 2,443,327
5,000,000 (k) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Odd Fellows Home of Connecticut d/b/a
Fairview Issue, TEMPS-50 Series 2026B-3
4 .600 12/15/32 5,027,305
11,325,000 Stamford Housing Authority, Connecticut, Revenue
Bonds, Mozaic Concierge Living Project, Entrance Fee Prin
Redemption Series 2025D
4 .250 10/01/30 11,436,711
1,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
5 .500 10/01/35 1,057,032
2,000,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .000 10/01/40 2,143,773
600,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/31 602,099
1,755,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/41 1,625,595
750,000 (d) Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2024
5 .625 04/01/44 788,054
TOTAL CONNECTICUT 44,046,883
DELAWARE - 0.1%
1,360,000 (d) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5 .250 07/01/44 1,384,185
180,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/52 137,521
185,000 Delaware Economic Development Authority, Delaware,
Revenue Bonds, ASPIRA of Delaware Charter Operations Inc.
DBA Las Americas ASPIRA Academy Project, Series 2022A
4 .000 06/01/57 136,855
2,000,000 (d) Milton, Delaware, Special Obligation Bonds, Granary Farm
Special Development District, Series 2024
5 .700 09/01/44 2,063,538
TOTAL DELAWARE 3,722,099
DISTRICT OF COLUMBIA - 0.1%
650,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .000 06/01/34 662,482
600,000 District of Columbia Revenue Bonds, Rocketship Education DC
Public Charter School Inc., Obligated Group -Issue 3, Series
2024A
5 .625 06/01/44 612,267
1,350,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/32 1,361,979
1,550,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/37 1,558,202
1,250,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/42 1,253,076

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DISTRICT OF COLUMBIA (continued)
$ 600,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Series 2022
5 .000% 07/01/32 $ 614,979
1,165,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5 .000 07/01/47 1,109,524
1,835,000 District of Columbia, Washington, D.C., Revenue Bonds,
Inspired Teaching Demonstration Public Charter School Issue,
Social Series 2022
5 .000 07/01/52 1,692,751
1,000,000 Metropolitan Washington D.C. Airports Authority, Airport
System Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/36 1,017,382
TOTAL DISTRICT OF COLUMBIA 9,882,642
FLORIDA - 12.6%
40,000 Abbott Square Community Development District, Zephyrhills,
Florida, Special Assessment Revenue Bonds, 2022 Project
Series 2022
4 .500 06/15/27 40,321
440,000 (d) Acacia Fields Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2026 Project,
Series 2026
4 .000 06/15/31 439,463
375,000 (d) Acacia Fields Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2026 Project,
Series 2026
4 .350 06/15/36 375,928
605,000 (d) Acacia Fields Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, 2026 Project,
Series 2026
5 .350 06/15/46 613,065
1,910,000 Alachua County Health Facilities Authority, Florida, Health
Facilties Revenue Bonds, Shands Teaching Hospital & Clinics,
Inc. at the University of Florida Project, Series 2014A
5 .000 12/01/44 1,911,747
555,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-A Series 2018A
4 .750 11/01/29 564,420
615,000 (d) Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area 3-B Series 2018A
4 .750 11/01/29 627,743
265,000 Amelia Walk Community Development District, Florida, Special
Assessment Bonds, Area A-2 Series 2016
5 .500 11/01/30 266,198
400,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
4 .000 05/01/30 399,289
1,000,000 Angeline Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Area 1 Project,
Series 2025
5 .500 05/01/45 1,034,221
125,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .000 05/01/31 127,954
670,000 (d) Antillia Community Development District, Florida, Special
Assessment Revenue Bonds, Project Series 2024
5 .600 05/01/44 700,624
530,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
4 .400 05/01/31 536,868
1,005,000 (d) Arbors Community Development District, Florida, Revenue
Bonds, Capital Improvement 2024 Project Area Series 2024
5 .150 05/01/44 1,037,259
320,000 Arborwood Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .625 05/01/28 324,220
270,000 (d) Armstrong Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Series 2017A
4 .500 11/01/28 272,395
50,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 1 Project, Series 2017
5 .000 05/01/28 51,014
145,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 2 Project, Series 2017A-1
5 .375 05/01/28 148,853
250,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .000 05/01/32 243,771
740,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2021
3 .375 05/01/41 672,011

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 170,000 Avalon Groves Community Development District, Florida,
Special Assessment Bonds, Phase 1 & 2 Sub-Assessment Area
1 Project, Series 2019
3 .700% 11/01/29 $ 170,369
200,000 (d) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
4 .700 05/01/32 206,823
515,000 (d) Avalon Park West Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2022
Project Area, Refunding Series 2022
5 .500 05/01/42 542,953
1,355,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Ave Maria National Project,
Series 2021
3 .200 05/01/31 1,308,013
240,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 3 Project,
Series 2018
4 .900 05/01/29 245,825
460,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
3 .800 05/01/32 457,808
165,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 4 Project,
Series 2020
4 .300 05/01/42 159,783
65,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .000 05/01/27 64,614
915,000 (d) Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Maple Ridge Phase 5 Project,
Series 2022
3 .300 05/01/32 884,651
465,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
4 .000 05/01/30 464,173
565,000 Ave Maria Stewardship Community District, Florida, Capital
Improvement Revenue Bonds, Phase 5 Master Improvement
Project, Series 2025
4 .375 05/01/35 564,092
5,000,000 (d) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 -2021A Project,
Subordinate Series 2021A-2
5 .125 05/01/52 5,067,376
3,085,000 (d) Avenir Community Development District, Palm Beach Gardens,
Florida, Special Assessment Bonds, Area 2 Project, Series
2021B
5 .000 05/01/41 3,349,844
20,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
2 .450 11/01/26 19,920
175,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .100 11/01/31 171,128
500,000 Aviary at Rutland Ranch Community Development District,
Manatee County, Florida, Special Assessment Bonds, Area 2
Project, Series 2021
3 .400 11/01/41 453,798
140,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2018
Project Series 2018
4 .500 11/01/28 142,118
1,060,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
4 .300 05/01/31 1,076,694
165,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 2B, Series 2018
4 .500 11/01/29 168,177
140,000 (d) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds,
Assessment Area 4, Series 2018
4 .500 11/01/29 142,695
150,000 Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, Series
2015
4 .750 11/01/26 150,111

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 275,000 Ballentrae Hillsborough Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2014
5 .000% 11/01/28 $ 275,325
480,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .250 11/01/27 477,763
1,295,000 Balm Grove Community Development District, Florida, Special
Assessment Bonds, 2022 Project, Series 2022
3 .625 11/01/32 1,256,685
200,000 (d) Bannon Lakes Community Development District, Saint Johns
County, Florida, Special Assessment Revenue Bonds, Series
2021
3 .000 05/01/31 193,460
2,500,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A
5 .000 09/01/43 2,500,517
55,000 Bay County, Florida, Educational Facilities Revenue Refunding
Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016
3 .625 09/01/26 54,965
485,000 (d) Beaumont Communit Development District 1, City of
Wildwood, Florida, Special Assessment Bonds, Series 2019 A-1
4 .750 11/01/29 494,029
180,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2013
6 .000 11/01/27 183,950
490,000 Bellagio Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2016
3 .750 11/01/31 482,937
235,000 Belmont Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A
4 .750 11/01/27 238,726
200,000 Belmont II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2020
Aessessment Area, Series 2020
3 .125 12/15/30 196,768
255,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .450 05/01/31 256,905
620,000 (d) Berry Bay II Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .200 05/01/44 631,307
60,000 Black Creek Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Project 2020 Series
2022
4 .800 06/15/27 60,543
415,000 (d) Blackwell Community Development District, Pasco county,
Florida, Special Assessment Revenue Bonds, Project Series
2026
4 .000 05/01/33 405,559
700,000 (d) Blackwell Community Development District, Pasco county,
Florida, Special Assessment Revenue Bonds, Project Series
2026
5 .450 05/01/46 712,099
455,000 Boggy Branch Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Phase 1 Series
2021
3 .000 05/01/31 435,259
6,745,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2013
5 .125 05/01/43 6,747,002
830,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
4 .500 05/01/33 851,147
1,770,000 Boggy Creek Improvement District, Orlando, Florida, Special
Assessment Revenue Bonds, Refunding Series 2023
5 .125 05/01/43 1,839,426
1,685,000 (d) Bradbury Community Development District, Haines City,
Florida, Special Assessment Bonds, Series 2023
5 .250 05/01/43 1,744,980
85,000 (d) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .125 05/01/27 84,484
500,000 (d) Bridgewater North Community Development District, Saint
Johns County, Florida, Capital Improvement Revenue Bonds,
Series 2022
3 .500 05/01/32 485,280
375,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
2 .850 05/01/31 366,568
1,675,000 Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1 Project,
Series 2021
3 .150 05/01/41 1,482,780

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 320,000 (d) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
4 .550% 05/01/31 $ 325,736
700,000 (d) Brightwater Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2 Project,
Series 2024
5 .350 05/01/44 733,021
70,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .375 05/01/27 70,356
350,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area Two Series 2022
4 .750 05/01/32 358,915
395,000 (d) Brookstone Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/28 399,506
5,355,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
4 .100 10/01/37 5,355,303
2,565,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/40 2,570,337
4,000,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2015A, (AMT)
5 .000 10/01/45 4,004,504
8,205,000 Broward County, Florida, Airport System Revenue Bonds,
Series 2017, (AMT)
5 .000 10/01/47 8,228,886
110,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
4 .750 05/01/27 110,605
420,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .250 05/01/32 436,277
1,000,000 (d) Buckhead Trails Community Development District, Manatee
County Florida, Special Assessment Bonds, 2022 Project Series
2022
5 .625 05/01/42 1,075,775
590,000 Buckhead Trails Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2024 Project Series
2024
5 .600 05/01/44 617,359
330,000 (d) Buckhead Trails II Community Development District, Manatee
County, Florida, Special Assessment Bonds, Series 2026 Project
Series 2026
4 .125 05/01/33 327,404
135,000 Bullfrog Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .750 11/01/28 137,072
275,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
4 .300 05/01/31 277,200
715,000 Caldera Community Development District, Hernando County,
Florida, Special Assessment Revenue Bonds, Area One Series
2024
5 .000 05/01/44 727,657
1,105,000 (d) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
5 .000 06/15/35 1,115,343
2,000,000 (d) Capital Projects Finance Authority, Florida, Educational
Facilities Revenue Bonds, Imagine School at North Port, Series
2025A
6 .250 06/15/45 2,044,088
355,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/26 355,108
330,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/27 330,135
350,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/28 350,133
365,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/29 365,113
510,000 (d) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/30 510,124
445,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
3 .000 07/01/31 420,354

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 165,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A
4 .000% 07/01/41 $ 148,713
500,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
2 .500 07/01/31 461,150
750,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, AcadeMir Charter Schools, Series 2021A-2
4 .000 07/01/41 675,968
190,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
3 .000 12/15/29 176,591
1,285,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at Land O'Lakes Project, Series 2020A
5 .000 12/15/39 1,172,807
190,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021A
3 .250 06/01/31 178,718
235,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Imagine School at North Manatee, Series 2021C
5 .000 06/01/41 227,965
1,050,000 (d) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5 .125 07/01/39 1,041,010
570,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
5 .900 08/15/28 580,214
515,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 525,857
355,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
4 .750 07/01/27 356,336
330,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
4 .000 10/15/29 329,257
355,000 (d) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
4 .000 10/15/29 354,201
295,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .000 08/01/27 293,507
490,000 (d) Capital Trust Agency, Florida, Senior Living Facilities Revenue
Bonds, Elim Senior Housing, Inc. Project, Series 2017
5 .375 08/01/32 482,336
3,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .125 08/15/39 3,017,429
2,000,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Babcock Neighborhood School Inc Project, Series 2024
5 .750 08/15/49 1,998,409
855,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, Classical Academy of Sarasota Project, Series 2025
5 .000 07/01/36 875,454
1,800,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
5 .125 06/15/33 1,860,891
3,600,000 (d) Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, IPS Enterprises, Inc. Projects, Refunding Series 2023A
6 .000 06/15/43 3,728,612
1,390,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
6 .000 06/15/35 1,439,874
2,825,000 Capital Trust Authority, Florida, Educational Facilities Revenue
Bonds, LLT Academy South Bay Project, Series 2025
7 .000 06/15/45 2,964,624
1,395,000 Capital Trust Authority, Florida, Revenue Bonds, AIDS
Healthcare Foundation Obligated Group, Series 2026A
4 .750 12/01/42 1,458,529
3,000,000 (d),(k) Capital Trust Authority, Florida, Revenue Bonds, Marie Selby
Botanical Gardens, Inc. Project, Series 2026A
4 .500 06/15/33 3,016,029
405,000 Carlton Lakes Community Developement District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2015
5 .125 11/01/29 406,809
810,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2024
5 .300 05/01/44 837,761
360,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2026
4 .000 05/01/33 353,687
725,000 (d) Caymas Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2026
5 .375 05/01/46 740,663
210,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
4 .300 05/01/32 211,523
365,000 (d) Cedar Crossing Community Development District, Polk County,
Florida, Special Assessment Bond, 2025 Project, Series 2025
5 .300 05/01/45 373,110

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 2,935,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .000% 05/01/34 $ 2,348,000
2,625,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2014
5 .125 05/01/45 2,100,000
1,115,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/32 892,000
3,810,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2017
5 .000 05/01/48 3,048,000
450,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
2 .375 05/01/26 360,000
1,090,000 (g) Celebration Pointe Community Development District 1,
Alachua County, Florida, Special Assessment Revenue Bonds,
Series 2021
3 .000 05/01/31 872,000
305,000 (d) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
4 .000 05/01/30 304,995
400,000 (d) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
4 .250 05/01/35 398,918
750,000 (d) Center Lake Ranch West Community Development District,
Florida, Revenue Bonds, Capital Improvement Assessment
Area Two Series 2025
5 .300 05/01/45 772,844
135,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .125 12/15/27 135,273
500,000 Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2016
4 .500 12/15/32 501,146
250,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
2 .750 05/01/29 242,885
255,000 (d) Centre Lake Community Development District, Miami Lakes,
Florida, Special Assessment Bonds, Series 2021
3 .000 05/01/42 223,158
515,000 Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1 Project, Series 2020A-1
3 .250 05/01/31 508,734
275,000 (d) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
4 .500 05/01/31 277,885
1,065,000 (d) Chaparral of Palm Bay Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Project, Series 2024
5 .200 05/01/44 1,094,576
560,000 (d) Chapel Creek Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2021 Project, Series
2021
3 .375 05/01/41 509,741
185,000 (d) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
4 .625 05/01/31 188,331
615,000 (d) Chapel Creek Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2024
Project, Series 2024
5 .500 05/01/44 640,774
13,750,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2019, (AMT)
5 .000 10/01/49 13,728,309
600,000 (d) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
5 .125 10/01/35 615,999
185,000 (d) Coco Palms Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Expansion Area
Project, Series 2019
4 .000 06/15/29 185,964

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 405,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
4 .100% 12/01/27 $ 404,085
1,360,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/37 1,362,188
2,205,000 (d) Collier County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Gulf Coast Charter
Academy South Project, Series 2017A
5 .000 12/01/47 2,082,173
235,000 (d) Collier County, Florida, Capital Improvement Revenue Bonds,
Series 2005
4 .450 05/01/31 238,107
240,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .250 06/15/30 242,716
225,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
4 .650 06/15/35 232,134
370,000 (d) Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Project, Series 2025
5 .450 06/15/45 388,988
200,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
4 .000 06/15/30 201,270
375,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
4 .250 06/15/35 376,420
750,000 Connerton East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2025
5 .250 06/15/45 774,834
220,000 (d) Copper Creek Community Development District, Port Saint
Lucie, Florida, Special Assessment Bonds, Series 2019
4 .000 11/01/29 221,068
135,000 Coral Keys Homes Community Development District, Miami-
Dade County, Florida, Special Assessment Revenue Bonds,
Series 2020
3 .125 05/01/30 133,103
355,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .625 11/01/31 362,235
1,165,000 (d) Coral Lakes Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .500 11/01/44 1,225,636
440,000 (d) Corkscrew Farms Community Development District, Lee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2017
4 .500 11/01/28 443,752
185,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
4 .625 11/01/27 186,666
585,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .250 05/01/32 586,210
1,470,000 Creekview Community Development District, Clay County,
Florida, Special Assessment Revenue Bonds, Phase 1 Project
Series 2022
4 .625 05/01/42 1,473,081
650,000 (d) Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2018
4 .750 11/01/29 663,368
110,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .400 05/01/27 110,091
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2022
3 .750 05/01/32 1,005,722
225,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
4 .500 05/01/30 228,779
1,000,000 Cross Creek North Community Development District, Clay
County, Florida, Special Assessment Bonds, Series 2023
5 .125 05/01/43 1,039,030
190,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .750 05/01/31 192,506

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 760,000 (d) Crossings Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2024
5 .350% 05/01/44 $ 785,245
710,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .625 05/01/31 720,248
1,020,000 (d) Crosswinds East Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .500 05/01/44 1,060,725
855,000 Crystal Cay Community Development District, Florida, Special
Assessment Bonds, 2021 Project, Series 2021
3 .050 05/01/41 783,009
185,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .650 05/01/31 186,932
545,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .400 05/01/44 560,438
460,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .250 05/01/30 459,828
1,020,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .500 05/01/35 1,016,529
2,310,000 (d) Curiosity Creek Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .600 05/01/45 2,373,992
1,580,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .000 05/01/31 1,596,465
6,770,000 Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2 Series 2024
5 .500 05/01/44 6,933,254
805,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bonds, Series 2020B
4 .250 05/01/41 771,963
360,000 (d) Currents Community Development District, Collier County,
Florida, Capital Improvement Revenue Bpnds, Series 2020A
4 .000 05/01/40 343,350
785,000 Cypress Bluff Community Development District, Florida,
Special Assessment Bonds, Series 2019
4 .125 05/01/29 794,045
115,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/28 115,747
450,000 Cypress Mill Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2023
4 .000 05/01/33 444,774
240,000 (d) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1
Project, Series 2020
3 .250 05/01/30 234,911
470,000 (d) Cypress Park Estates Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 2
Project, Series 2020
4 .000 05/01/40 456,628
210,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .375 05/01/30 212,450
1,000,000 (d) Deerbrook Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/43 1,032,640
300,000 Del Webb Oak Creek Community Development District, Lee
County, Florida, Special Assessment Bonds, 2023 Project,
Series 2023
4 .125 05/01/30 304,188
210,000 (d) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .375 05/01/30 212,573
200,000 (d) Del Webb River Reserve Community Development District,
Pasco County, Florida, Special Assessment Bonds, Series 2025
4 .750 05/01/35 207,085
145,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .250 05/01/30 146,940
250,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
4 .650 05/01/35 259,332

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 415,000 (d) Del Webb Sunchase Community Development District,
Manatee County, Florida, Special Assessment Bonds, Series
2025
5 .450% 05/01/45 $ 432,842
390,000 (d) Downden West Community Development District, Florida,
Revenue Bonds Series 2018
4 .850 05/01/29 398,343
2,535,000 Durbin Crossing Community Development District, Florida,
Special Assessment Bonds, Senior Refunding Series 2017A-1 -
AGM Insured
5 .000 05/01/32 2,581,761
35,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .300 05/01/27 35,188
175,000 DW Bayview Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, 2022
Assessment Area Series 2022
4 .500 05/01/32 180,445
485,000 (d) Eagle Pointe Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2020 Project
Assessment Area Series 2020
3 .625 05/01/31 475,487
150,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .000 05/01/31 146,347
405,000 East 547 Community Development District, Florida, Special
Assessment Bonds, Area 1 Series 2021
3 .300 05/01/41 364,527
235,000 (d) East Bonita Beach Road Community Development District,
Bonita Springs, Florida, Special Assessment Bonds, Area 1
Series 2018
4 .375 11/01/29 238,949
230,000 East Homestead Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .125 11/01/29 231,935
305,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2018
4 .600 05/01/29 310,330
480,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .000 05/01/31 467,319
1,265,000 East Nassau Stewardship District, Florida, Special Assessment
Revenue Bonds, Series 2021
3 .500 05/01/41 1,156,560
275,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
4 .375 06/15/31 278,801
750,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 1, Series 2024
5 .100 06/15/44 771,133
540,000 (d) East Palm Drive Community Development District, Florida,
Special Assessment Bonds, Assessment Area 2, Series 2026
5 .350 06/15/46 548,879
800,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .100 05/01/31 770,480
2,625,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2021
3 .600 05/01/41 2,322,771
755,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
5 .125 05/01/35 775,244
925,000 Edgewater East Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Series 2025
6 .100 05/01/45 979,206
935,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
4 .500 05/01/31 940,948
1,000,000 Edgewater West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2024
5 .250 05/01/44 1,016,834
45,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2021A
2 .450 11/01/26 44,776
175,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .500 05/01/31 177,168

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (d) Epperson North Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .300% 05/01/44 $ 514,567
265,000 Epperson Ranch Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/28 268,780
195,000 (d) Epperson Ranch II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2018A-1
5 .000 05/01/30 199,406
1,500,000 (e) Escambia County, Florida, Environmental Improvement
Revenue Bonds, International Paper Company Projects,
Refunding Series 2019B, (Mandatory Put 10/01/31)
3 .450 11/01/33 1,505,744
40,000 Esplanade Lake Club Community Development District, Lee
County, Florida, Capital Improvement Bonds, Series 2019A-2
3 .625 11/01/30 39,192
150,000 Estancia at Wiregrass Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds, Series
2013
6 .375 11/01/26 150,323
410,000 (d) Evergreen Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .250 11/01/29 413,933
425,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
4 .450 06/15/31 431,795
925,000 (d) Everlands Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2 Series 2024
5 .200 06/15/44 955,502
350,000 Finley Woods Community Development District, Florida,
Capital Improvement Bonds, Series 2020
4 .000 05/01/40 332,770
1,495,000 Florida Department of Transportation, Full Faith and Credit
Right-of-Way Acquisition and Bridge Construction Bonds,
Series 2025B
4 .500 07/01/47 1,550,868
1,285,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Charter School,
Series 2019A
6 .125 06/15/46 1,285,269
120,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
5 .000 06/15/27 120,015
1,015,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .000 06/15/37 1,015,279
1,675,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .125 06/15/46 1,675,365
205,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
5 .000 06/15/28 205,030
410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .000 06/15/37 410,112
825,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .125 06/15/46 825,180
930,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Cornerstone Charter Schools Project,
Series 2022
5 .000 10/01/32 945,701
1,285,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/31 1,299,957
1,245,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/41 1,186,225
785,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/51 693,340
805,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Creative Inspiration Journey School
of St. Cloud, Series 2021A
5 .000 06/15/56 686,300

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 170,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Elementary
School Project, Series 2017A
5 .000% 07/01/27 $ 170,576
755,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .150 07/01/27 758,917
1,450,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2026A
6 .000 01/15/37 1,451,715
7,775,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Series
2026A
7 .000 01/15/46 7,779,396
365,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Taxable
Series 2022B
5 .250 01/15/28 361,481
2,410,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Dreamers Academy Project, Taxable
Series 2026B
8 .250 01/15/35 2,408,575
6,405,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 6,405,448
1,880,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/36 1,715,849
765,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/41 654,504
1,855,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Global Outreach Charter Academy,
Series 2021A
4 .000 06/30/46 1,466,320
1,330,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .000 07/01/32 1,312,713
3,135,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Innovation Montessori Ocoee
Projects, Taxable Series 2022A
5 .375 07/01/42 2,986,297
3,000,000 (d),(e) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Parrish Charter Academy Inc Series
2023A, (Mandatory Put 6/15/28)
6 .250 04/23/58 3,006,893
750,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Inc.
Projects, Series 2025A
4 .900 06/15/35 782,174
1,085,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
5 .750 06/15/29 1,086,069
1,510,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .000 06/15/34 1,511,591
425,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
4 .000 09/15/30 416,497
500,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 500,706
700,000 (d) Florida Development Finance Corporation, Educational
Facilities Revenue Refunding Bonds, Central Charter School,
Series 2022
5 .250 08/15/37 685,910
5,500,000 (d),(e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, GFL Solid Waste Southeast
LLC Project Series 2024A, (AMT), (Mandatory Put 10/01/31)
4 .375 10/01/54 5,584,074
2,300,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2019, (AMT)
5 .000 05/01/29 2,318,198

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 10,710,000 (d) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4 .500% 07/01/32 $ 10,746,108
7,000,000 (d),(e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2025, (AMT), (Mandatory Put 7/01/30)
4 .450 07/01/37 7,095,430
1,665,000 (e) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2026, (AMT), (Mandatory Put 4/02/31)
4 .350 04/01/37 1,677,940
49,710,000 (d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12 .000 07/15/32 6,828,653
15,910,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/38 11,693,850
39,650,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT)
5 .000 07/01/41 29,142,750
2,000,000 Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT)
5 .250 07/01/47 1,994,640
83,550,000 (d),(e) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1 .000 07/01/57 54,307,500
10,145,000 (d) Florida Development Finance Corporation, Revenue Bonds,
IPS Florida LLC-Idea Florida, Inc. Jacksonville IV, Series 2022
5 .250 06/15/29 10,169,442
225,000 (d) Florida Development Finance Corporation, Senior Living
Revenue Bonds, Glenridge on Palmer Ranch Project, Refunding
Series 2021
5 .000 06/01/35 233,790
1,305,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5 .000 06/01/44 1,322,152
1,540,000 (d) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024B
6 .500 06/01/59 1,486,325
3,285,000 Florida Housing Finance Corporation, Multifamily Mortgage
Revenue Bonds, Brookside Square Apartments, Series 2015J,
(Mandatory Put 6/01/32)
5 .000 06/01/57 3,241,908
10,100,000 (d) Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4 .200 11/15/30 10,155,554
3,000,000 Florida Local Government Finance Commission, Senior Living
Revenue Bonds, Fleet Landing at Nocatee Project Series 2025A
4 .450 11/15/31 3,022,237
185,000 Florida Municipal Loan Council, Capital Improvement Revenue
Bonds, Shingle Creek Transportation and Utility Series 2024,
(AMT)
4 .500 05/01/31 187,597
255,000 Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Phase 5 Project, Series
2016
4 .350 11/01/27 255,643
750,000 (d) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/34 803,533
1,100,000 (d) Flow Way Community Development District, Collier County,
Florida, Special Assessment Bonds, Refunding Series 2024
5 .000 05/01/44 1,137,413
225,000 Forest Brooke Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2017
4 .500 12/15/27 227,055
155,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .150 05/01/30 156,323
225,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
4 .375 05/01/35 228,874
540,000 Fox Branch Ranch Community Development District, Polk
County, Florida, Revenue Bonds, Capital Improvement Area
One Series 2025
5 .200 05/01/45 554,391

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 350,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
4 .625% 05/01/30 $ 355,956
625,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .000 05/01/36 649,895
3,865,000 (d) Gas Worx Community Development District, Tampa, Florida,
Special Assessment Bonds, Series 2025
5 .750 05/01/45 4,053,832
600,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
4 .300 05/01/32 603,416
1,500,000 (d) GIR East Community Development District, Osceola County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2025
5 .300 05/01/45 1,525,821
65,000 Glen St Johns Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2006
5 .250 05/01/38 65,060
525,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
4 .375 05/01/32 529,415
1,000,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Area 1
Series 2025
5 .400 05/01/45 1,016,429
2,750,000 (d) Governors Park South Community Development District, Clay
County, Florida, Special Assessment Revenue Bonds, Master
Infrastructure Area, Series 2026
6 .000 05/01/41 2,750,130
665,000 (d) Gracewater Sarasota Community Development District,
Sarasota County, Florida, Capital Improvement Revenue
Bonds, Series 2021
2 .950 05/01/31 623,257
420,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Improvement
Bonds, Assessment Area Two Project, Refunding Series
2014A-2
5 .875 05/01/28 420,727
40,000 (d),(g) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
2 .625 11/01/26 39,742
220,000 (d),(g) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .200 11/01/31 210,654
560,000 (d),(g) Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Assessment Area
3, Series 2021
3 .500 11/01/41 494,574
440,000 Grand Oaks Community Development District, Saint Johns
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 11/01/29 443,628
21,015,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Priority Subordinated Series 2017A,
(AMT)
5 .000 10/01/47 21,164,990
970,000 Greater Orlando Aviation Authority, Florida, Orlando Airport
Facilities Revenue Bonds, Series 2015A, (AMT)
4 .000 10/01/40 958,256
1,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5 .500 11/01/37 1,612,055
325,000 Grove Resort Community Development District, Orange
County, Florida, Special Assessment Revenue Bonds, Series
2017A
5 .000 11/01/28 332,073
50,000 Gulfstream Polo Community Development District, Palm Beach
County, Florida, Special Assessment Bonds, Phase 1 Project,
Series 2017
4 .000 11/01/27 50,178
115,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
4 .875 05/01/30 117,144
740,000 (d) Hammock Oaks Community Development District, Florida,
Special Assessment Revenue Bonds, Area One Series 2023
5 .625 05/01/43 775,371
225,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .000 05/01/31 228,634

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 880,000 Hammock Oaks Community Development District, Lady Lake,
Florida, Special Assessment Revenue Bonds, Area 2, Series
2024
5 .850% 05/01/44 $ 919,834
205,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .000 05/01/31 199,584
515,000 Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 2
Project, Series 2021
3 .375 05/01/41 468,411
100,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .200 05/01/27 100,325
470,000 (d) Hammock Reserve Community Development District, Haines
City, Florida, Special Assessment Revenue Bonds, Area 3
Project, Series 2022
4 .400 05/01/32 479,979
265,000 (d) Harmony West Community Development District, Osceloa
County, Florida, Special Asssessment Revenue Bonds,
Assessment Area 1, Series 2018
4 .750 05/01/29 270,508
260,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
4 .600 05/01/32 264,052
625,000 (d) Harmony West Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3, Series 2025
5 .450 05/01/45 645,519
345,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
4 .250 05/01/30 345,381
395,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
4 .500 05/01/35 394,225
1,510,000 (d) Harvest Hills South Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2025
5 .450 05/01/45 1,548,603
410,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 1, Series 2019
3 .500 11/01/30 401,932
125,000 Hawkstone Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area 2, Series 2019
3 .625 11/01/30 123,156
485,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
4 .600 05/01/31 491,695
1,000,000 (d) Hawthorne Mill North Community Development District,
Florida, Capital Improvement Revenue Bonds, Lakeland
Assessment Area Two Series 2024
5 .200 05/01/44 1,027,179
340,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
4 .500 01/01/28 342,927
3,900,000 Heights Community Development District, Florida, Tax
Increment & Special Assessment Revenue Bonds, Series 2018
5 .125 01/01/50 3,909,371
470,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
4 .500 05/01/31 474,797
1,255,000 (d) Hickory Tree Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2024
5 .150 05/01/44 1,277,936
365,000 (d) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
4 .500 11/01/29 369,926
245,000 Highland Meadows II Community Development District,
Davenport, Polk County, Florida, Special Assessment Revenue
Bonds, Assessment Area 7/7A Project, Series 2019
3 .875 11/01/31 245,780
175,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .250 05/01/31 168,716

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 420,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020A
3 .625% 05/01/40 $ 380,788
150,000 Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Area 3 Project,
Series 2020A
3 .625 05/01/40 135,996
440,000 (d) Highland Meadows West Community Development District,
Haines City, Florida, Special Assessment Bonds, Series 2019
4 .125 11/01/29 444,010
750,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .250 05/01/30 749,983
1,000,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .500 05/01/35 997,317
1,375,000 (d) Highland Trails Community Development District, Dade City,
Pasco County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .550 05/01/45 1,414,248
75,000 (d) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
4 .700 05/01/31 76,400
300,000 (d) Highland Trails Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Capital Improvement Series 2024
5 .500 05/01/44 313,368
155,000 (d) Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Assessment Area 4
Project, Series 2018
4 .750 06/15/29 158,242
1,870,000 Highlands Community Development District, Hillborough
County, Florida, Special Assessment Bonds, Refunding Series
2016
4 .250 05/01/31 1,870,131
710,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .375 05/01/31 715,409
1,500,000 (d) Hillcrest Preserve Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .000 05/01/44 1,520,275
1,500,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
5 .600 05/01/44 1,579,531
170,000 (d) Hunter's Ridge Community Development District 1, Flagler
County, Florida, Special Assessment Bonds, Assessment Area
1, Series 2019
4 .250 11/01/29 171,711
200,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875 12/15/28 203,079
1,500,000 (d) Island Lake Estates Community Development District, Charlotte
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .750 12/15/43 1,604,731
2,500,000 Islands at Doral III Community Development District, Doral,
Florida, Special Assessment Bonds, Refunding Series 2013
4 .125 05/01/35 2,499,932
115,000 Isles of Bartram Park Community Development District, Saint
Johns County, Florida, Special Assessment Bonds, Series 2017
4 .000 11/01/27 115,281
160,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
5 .125 11/01/30 163,560
645,000 (d) Kelly Park Community Development District, Florida, Special
Assessment Revenue Bonds, Assessment Area One Project
Series 2023
6 .000 11/01/43 685,405
100,000 Kindred Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2017
4 .000 05/01/27 100,301
260,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
4 .500 05/01/30 263,221

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 500,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .000% 05/01/36 $ 518,624
875,000 (d) Kings Creek I Community Development District, Jacksonville,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project Series 2025
5 .750 05/01/45 918,413
180,000 (d) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
4 .250 06/15/31 182,893
700,000 (d) Knightsbridge Community Development District, Florida,
Special Assessment Bonds, Series 2024
5 .200 06/15/44 730,445
3,000,000 Lake County, Florida Retirement Facility Revenue Bonds,
Lakeside at Waterman Village Project, Series 2020A
5 .500 08/15/40 3,072,524
320,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/29 320,386
550,000 (d) Lake County, Florida, Educational Facilities Revenue Bonds,
Imagine South Lake Charter School Project, Series 2019A
5 .000 01/15/39 531,110
70,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
4 .500 05/01/27 70,255
300,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .000 05/01/32 306,748
745,000 Lake Deer Community Development District, Polk County
Florida, Special Assessment Revenue Bonds, Series 2022
5 .500 05/01/42 787,150
490,000 (d) Lake Flores Community Development District, Manatee
County, Florida, Special Assessments Bonds, 2026 Assessment
Area, Series 2026
4 .000 05/01/33 485,123
1,200,000 (d) Lake Flores Community Development District, Manatee
County, Florida, Special Assessments Bonds, 2026 Assessment
Area, Series 2026
5 .450 05/01/46 1,228,156
470,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
4 .750 05/01/31 477,892
770,000 (d) Lake Hideaway Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2024
5 .650 05/01/44 799,049
515,000 Lakefront Estates Community Development District, Glades
County, Florida, Special Assessments Bonds, Assessment Area
1, Series 2025
4 .375 05/01/30 515,047
235,000 Lakeside Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2018
4 .600 05/01/28 238,078
180,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 05/01/30 184,464
795,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, 2023 Project Series 2023
6 .000 05/01/43 852,590
90,000 Lakeside Preserve Community Development District, Lakeland,
Florida, Special Assessment Bonds, Series 2019
4 .250 05/01/29 90,446
120,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .200 05/01/31 117,988
325,000 Lakewood Park Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area 1, Series
2021
3 .625 05/01/41 301,320
110,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
4 .300 05/01/27 110,924
200,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Isles Lakewood Ranch Project,
Series 2019
3 .875 05/01/29 201,126
205,000 (d) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Star Farms at Lakewood Ranch
Project, Series 2021
2 .700 05/01/31 196,742
350,000 (d) Landings at Miami Coummunity Development District, Miami-
Dade County, Florida, Special Assessment Bonds, Series 2018
4 .125 11/01/28 352,043
715,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
4 .400 05/01/31 721,518

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,520,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5 .125% 05/01/44 $ 1,561,797
810,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .250 06/15/27 810,473
5,000,000 Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2007A
5 .375 06/15/37 5,001,057
4,280,000 (d) Lee County Industrial Development Authority, Florida, Charter
School Revenue Bonds, Lee County Community Charter
Schools, Series 2024A
6 .000 06/15/38 4,376,630
325,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .000 12/01/27 290,714
210,000 (d) Lee County Industrial Development Authority, Florida,
Healthcare Facilities Revenue Bonds, Preserve Project, Series
2017A
5 .375 12/01/32 172,258
260,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
4 .800 05/01/31 262,714
1,085,000 (d) Liberty Cove Community Development District, Nassau County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2024
5 .375 05/01/44 1,109,446
440,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
4 .550 05/01/32 445,599
390,000 (d) Lowery Hills Community Development District, Lake Alfred,
Florida, Special Assessments Revenue Bonds, Assessment Area
1, Series 2025
5 .625 05/01/45 400,896
700,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021A
3 .125 05/01/31 671,951
1,440,000 LTC Rance Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 1 Project, Series 2021B
3 .250 05/01/31 1,387,674
110,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
4 .850 05/01/31 111,810
325,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 2 Project, Series 2024AA2
5 .700 05/01/44 336,813
275,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
4 .875 05/01/31 279,338
905,000 LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 3 Project, Series 2024AA3
5 .750 05/01/44 940,782
230,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
4 .750 05/01/31 232,466
1,025,000 (d) LTC Ranch Residential Community Development District, Port
Saint Lucie, Florida, Special Assessment Bonds, Assessment
Area 4 Project, Refunding Series 2024AA4
5 .375 05/01/44 1,045,299
260,000 Lucerne Park Community Development District, Florida,
Special Assessment Revenue Bonds, Series 2019
4 .000 05/01/29 261,861
1,635,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
3 .875 05/01/30 1,622,616
3,550,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/40 3,429,609

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 620,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
4 .650% 05/01/32 $ 629,878
745,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, series 2025
5 .550 05/01/45 767,215
240,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
4 .250 05/01/30 240,103
385,000 (d) Magnolia Island Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, series 2025
4 .500 05/01/35 383,690
2,750,000 Mainstreet at Coconut Creek Community Development
District, Broward County, Florida, Special Assessment Bonds,
Assessment Area 1, Series 2026
5 .000 05/01/31 2,752,704
305,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
4 .500 05/01/31 308,110
1,160,000 (d) Malabar Springs Community Development District, Florida,
Special Assessment Revenue Bonds, Palm Bay Area One Series
2024
5 .200 05/01/44 1,184,335
250,000 (d) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .100 05/01/31 254,727
930,000 (d) Marion Ranch Community Development District, Marion
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .700 05/01/44 969,283
475,000 Mediterranea Community Development District, Riviera Beach,
Florida, Special Assessment Bonds, Area 2 Project, Refunding
& Improvement Series 2017
4 .250 05/01/29 480,425
1,500,000 Metropica Community Development District, Broward County,
Florida, Special Assessment Bonds, Assessment Area 1 Bond
Anticipation Note Series 2026
7 .000 11/01/30 1,499,953
125,000 (d) Metropica Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1 Phase 1, Series 2026
4 .000 05/01/31 125,014
415,000 (d) Metropica Community Development District, Florida, Special
Assessment Bonds, Assessment Area 1 Phase 1, Series 2026
5 .350 05/01/46 421,566
1,000,000 Miami Beach, Florida, Parking System Revenue Bonds, Series
2015
5 .000 09/01/45 1,000,032
1,080,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, AcadeMir Charter
Schools, Inc. Project, Series 2022A
5 .000 07/01/37 1,076,105
395,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
4 .250 06/01/30 390,947
1,210,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Miami Community
Charter School Inc Project, Series 2020A
5 .000 06/01/35 1,213,087
365,000 (d) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .250 07/01/27 366,727
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/28 999,436
1,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/29 998,624
1,315,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/30 1,310,765
695,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .000 07/01/32 687,210

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,000,000 Miami Health Facilities Authority, Florida, Health Facilities
Revenue Bonds, Miami Jewish Health System Inc. Project,
Series 2017
5 .125% 07/01/46 $ 3,595,492
12,835,000 (e),(f) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005D - AMBAC Insured (TSFR1M +
1.050%), (UB)
5 .518 07/01/33 12,999,952
12,830,000 (e),(f) Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2005E - AMBAC Insured (TSFR1M +
1.050%), (UB)
5 .518 07/01/34 12,985,933
7,373,596 (d) Miami-Dade County Housing Finance Authority, Florida,
Multifamily Housing Revenue Bonds, Edison Tower
Apartments, Series 2022A
6 .000 11/01/52 7,565,957
4,090,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, PInecrest Academy Inc. , Series 2017
5 .000 09/15/44 4,062,637
1,250,000 (d) Miami-Dade County Industrial Development Authority, Florida,
Revenue Bonds, Youth Co-Op Charter Schools Project, Series
2015A
6 .000 09/15/45 1,250,446
7,200,000 (d),(e) Miami-Dade County Industrial Development Authority, Florida,
Student Housing Revenue Bonds, PRG - Casa Properties LLC
Project, Senior Series 2026A-1, (Mandatory Put 7/01/36)
5 .375 07/01/65 7,540,374
1,000,000 Miami-Dade County Industrual Development Authority,
Florida, Revenue Bonds, Doral Academy, Seres 2018
5 .000 01/15/32 1,015,725
21,980,000 Miami-Dade County, Florida, Aviation Revenue Bonds,
Refunding Series 2017B, (AMT)
5 .000 10/01/40 22,280,908
4,145,000 (d) Miami-Dade County, Florida, Special Assessment Revenue
Bonds, Ojus Sanitary Sewer Special Benefit Area, Series 2021
5 .100 07/01/51 4,193,996
150,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .200 05/01/27 151,668
1,020,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .450 05/01/32 1,082,571
2,510,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
5 .850 05/01/37 2,668,727
3,415,000 (d) Middleton Community Development District A, Florida, Special
Assessment Revenue Bonds, Series 2022
6 .100 05/01/42 3,634,262
2,225,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5 .625 05/01/44 2,295,220
145,000 (d) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 5 Series 2024
5 .000 05/01/34 145,259
760,000 Mirada II Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2021
3 .125 05/01/31 714,232
370,000 (d) Naples Reserve Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2018
4 .625 11/01/29 376,098
215,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
4 .000 06/15/30 215,140
230,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
4 .250 06/15/35 229,706
500,000 (d) New Port Corners Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, Series
2025
5 .200 06/15/45 512,002
1,815,000 (d) Normandy Community Development District, Florida, Capital
Improvement Revenue Bonds, Jacksonville Assessment Area
One Series 2024
5 .300 05/01/44 1,843,022
320,000 North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 1,
Series 2021
3 .125 05/01/31 307,586
205,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .250 05/01/31 200,963

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 600,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2021A
3 .550% 05/01/41 $ 554,424
195,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
4 .625 05/01/31 198,299
805,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 4,
Series 2024
5 .450 05/01/44 837,736
360,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
4 .875 05/01/31 366,373
475,000 (d) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5 .750 05/01/44 497,838
250,000 North Boulevard Community Development District, Haines,
Polk County, Florida, Special Assessment Bonds, Series 2019
4 .750 11/01/29 254,354
505,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
1, Series 2019
4 .000 05/01/30 508,181
75,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
2 .450 11/01/26 74,622
500,000 North Park Isle Community Development District, Plant City,
Florida, Special Assessment Revenue Bonds, Assessment Area
2, Series 2021
3 .000 11/01/31 476,666
400,000 North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2020
3 .125 05/01/30 390,589
45,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
4 .750 05/01/27 45,306
210,000 (d) North Powerline Road Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, Series
2022
5 .250 05/01/32 217,214
575,000 North Springs Improvement District, Browaard County, Florida,
Special Assessment Bonds, Area C, Series 2017
5 .000 05/01/38 578,935
1,400,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 2C,
Series 2017
5 .000 08/01/32 1,418,489
900,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2018A
4 .875 08/01/29 916,046
240,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2021
2 .300 08/01/26 239,606
445,000 (d) Northlake Stewardship District, Manatee County, Florida,
Special Assessment Bonds,  Rye Ranch Pod C1 - Assessment
Area 1, Series 2025
4 .250 05/01/30 444,678
1,080,000 (d) Northlake Stewardship District, Manatee County, Florida,
Special Assessment Bonds, Pod A - Assessment Area 2, Series
2026
5 .300 05/01/46 1,087,438
3,525,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health, Inc., Refunding Series 2016A
5 .000 10/01/36 3,537,532
175,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
2 .875 05/01/31 169,729
370,000 (d) Osceola Village Center Community Development District,
Florida, Special Assessment Bonds, 2021 Project, Series 2021
3 .300 05/01/41 332,177
325,000 (d) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
4 .450 05/01/31 330,650
610,000 (d) Pacific Ace Community Development District, Lake County,
Florida, Special Assessment Revenue Bonds, Area 2 Series
2024
5 .200 05/01/44 630,044

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 265,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
4 .375% 06/15/32 $ 269,680
745,000 Palermo Community Development District, Lee County,
Florida, Special Assessment Bonds, Area 2, Series 2025
5 .350 06/15/45 777,848
1,100,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5 .125 05/15/46 1,121,004
4,850,000 Palm Beach County Health Facilities Authority,
Florida  Retirement Communities Revenue Bonds, ACTS
Retirement - Life Communities, Inc Obligated Group, Series
2018A
5 .000 11/15/45 4,899,551
1,000,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Series
2024A
6 .000 06/01/44 1,026,021
440,000 Palm Beach County, Florida, Revenue Bonds, Provident Group
- LU Properties LLC Lynn University Housing Project, Taxable
Series 2024B
8 .500 06/01/33 447,224
2,275,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/35 2,535,701
5,300,000 (d) Palm Beach County, Florida, Revenue Bonds, Provident Group
- PBAU Properties II LLC - Palm Beach Atlantic University
Housing Project, Senior Series 2025A
5 .500 10/01/45 5,568,478
205,000 Palm Glades Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2017
4 .000 05/01/27 205,852
60,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .400 11/01/26 59,622
645,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
2 .875 11/01/31 604,841
1,285,000 (d) Park East Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2021
3 .150 11/01/41 1,082,249
355,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
4 .950 05/01/31 359,556
700,000 Parker Pointe Community Development District, Miami-Dade
County, Florida, Special Assessment Revenue Bonds, Series
2024
5 .500 05/01/44 721,057
270,000 Parker Road Community Development District, Florida, Capital
Improvement Revenue Bonds, Refudning Series 2020
3 .375 05/01/30 261,163
560,000 Parkland Preserve Community Development District, Saint
Johns County, Florida, Special Assessment Revenue Bonds,
Series 2019A
4 .750 05/01/30 572,400
145,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
4 .000 05/01/30 145,913
690,000 Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2023
5 .125 05/01/43 708,747
425,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
4 .625 05/01/30 431,485
1,155,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2023A
5 .375 05/01/43 1,199,005
810,000 (d) Parrish Lakes Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 3, Series 2024
5 .500 05/01/44 838,413
1,005,000 (d) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
4 .250 05/01/31 1,009,759
3,255,000 (d) Parrish Lakes II Community Development District, Manatee
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One Series 2024
5 .125 05/01/44 3,300,067

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 335,000 Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2021
3 .125% 05/01/31 $ 324,007
260,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
4 .875 05/01/31 265,096
665,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 3 Project, Series 2024
5 .800 05/01/44 700,867
70,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
4 .750 05/01/31 71,399
250,000 (d) Parrish Plantation Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project, Series 2021
5 .625 05/01/44 261,995
470,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
4 .200 05/01/30 468,837
2,000,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2025
5 .500 05/01/45 2,044,520
570,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .350 05/01/31 574,726
1,325,000 Pasadena Ridge Community Development District, Pasco
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
5 .050 05/01/44 1,351,456
305,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
4 .250 06/15/30 308,458
1,475,000 (d) Peace Creek Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area One Series
2023
5 .125 06/15/43 1,534,623
390,000 (d) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
4 .500 05/01/32 395,236
710,000 (d) Peace Creek Village Community Development District, Winter
Haven, Florida, Special Assessment Revenue Bonds, Series
2025
5 .600 05/01/45 732,650
40,000 (d) Pine Isle Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Series 2021
2 .375 12/15/26 39,794
665,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
4 .250 05/01/31 658,234
500,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
4 .500 05/01/36 494,120
1,250,000 (d) Pinery Community Development District, Hernando
County, Florida, Capital improvement Revenue Bonds,
Assessment  Area 1, Series 2026
5 .600 05/01/46 1,276,237
405,000 (d) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
4 .200 05/01/31 406,364
955,000 (d) Pioneer Ranch Community Development District, Marion
County, Florida, Special Assessment Bonds, Series 2024
5 .000 05/01/44 951,649
100,000 Poinciana West Community Development District, Florida,
Special Assessment Bonds, Refunding Subordinate Series
2016-2
5 .375 05/01/30 101,242
1,435,000 Poitras East Community Development District, Osceola County,
Florida, Special Assessment Revenue Bonds, Series 2025
4 .875 05/01/35 1,457,038
175,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .150 12/15/30 180,754

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 690,000 Prosperity Lakes Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area One Series 2023
5 .875% 12/15/43 $ 748,084
105,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 107,180
620,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 649,655
245,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .250 06/15/30 247,836
370,000 (d) Ranches at Lake McLeod Community Development District,
Polk County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2 Series 2025
4 .550 06/15/35 379,706
280,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
4 .250 05/01/31 282,860
700,000 (d) Regal Village Community Development District, Florida City,
Florida, Capital Improvement Revenue Bonds, Series 2024
5 .200 05/01/44 721,769
70,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
2 .850 05/01/31 67,685
3,020,000 Reunion East Community Development District, Osceola
County, Florida, Special Assessment Bonds, Series 2021
3 .150 05/01/41 2,706,577
405,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
4 .375 11/01/28 405,719
545,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 4 Project, Series 2017
4 .250 11/01/28 547,095
290,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/27 288,470
455,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/30 441,178
440,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/31 422,220
1,305,000 (d) Reunion West Community Development District, Florida,
Special Assessment Bonds, Refunding Series 2022
3 .000 05/01/36 1,194,753
345,000 Reunion West Community Development District, Osceola
County, Florida, Special Assessment Bonds, Area 5 Project,
Series 2019
4 .000 05/01/30 346,087
25,000 Rhodine Road North Community Development District,
Hillsborough County, Florida, Special Assessment Bonds,
Series 2022
2 .600 05/01/27 24,835
350,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .000 05/01/31 340,270
1,970,000 River Glen Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 2, Series 2021
3 .375 05/01/41 1,789,997
155,000 (d) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
5 .375 05/01/30 159,485
700,000 (d) River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4 Series 2023A
6 .250 05/01/43 760,090
1,000,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-1
3 .000 05/01/36 894,400
830,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/31 791,175
830,000 River Hall Community Development District, Lee County,
Florida, Capital Improvement Revenue Bonds, Refunding
Series 2021A-2
3 .000 05/01/36 742,352
195,000 Rivers Edge Community Development District, Florida, Capital
Improvement Revenue Bonds, Refunding Subordinate Lien
Series 2018A-2
4 .375 05/01/28 197,035

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 300,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000% 05/01/31 $ 292,468
850,000 Rivers Edge II Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 773,136
300,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .000 05/01/31 292,875
780,000 (d) Rivers Edge III Community Development District, Florida,
Capital Improvement Revenue Bonds, Series 2021
3 .500 05/01/41 713,178
230,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
3 .875 05/01/30 230,593
805,000 Rolling Hills Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2020A-1
4 .625 05/01/40 808,155
1,010,000 Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .250 11/01/28 1,030,559
400,000 (d) Rolling Oaks Community Development District, Florida, Special
Assessment Bonds, Series 2018
4 .875 11/01/28 406,685
130,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
5 .625 05/01/29 132,816
830,000 (d) Rolling Oaks Community Development District, Osceola
County, Florida, Special Assessment Bonds, 2022 Assessment
Area, Series 2022
6 .250 05/01/42 889,238
350,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
4 .250 05/01/31 352,141
1,000,000 (d) Rookery Community Development District, Florida, Special
Assessment Revenue Bonds, Green Cove Springs Capital
Improvement Assessment Area One Series 2024
5 .000 05/01/44 1,013,576
230,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
4 .200 05/01/31 232,165
750,000 (d) Rye Crossing Community Development District, Manatee
County, Florida, Revenue Bonds, Capital Improvement
Assessment Area 2 Series 2024
5 .000 05/01/44 768,988
750,000 (d) Rye Ranch Community Development District, Florida, Special
Assessment Revenue Bonds, Pod B - Assessment Area 1 Series
2023
5 .750 11/01/43 788,871
270,000 (d) Sabal Palm Community Development District, Florida, Special
Assessment Bonds, South Parcel Series 2017
4 .250 11/01/28 272,332
995,000 Saint Augustine Lakes Community Development District,
Saint Johns County, Florida, Special Assessment Bonds, 2022
Project, Series 2022
5 .375 06/15/42 1,042,127
3,248,973 (d),(e) Saint Johns County Housing Authority, Florida, Multifamily
Mortgage Revenue Bonds, Victoria Crossing, Series 2021A,
(Mandatory Put 4/01/39)
3 .920 04/01/59 2,718,084
450,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
4 .750 05/01/31 457,293
1,300,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2024
5 .625 05/01/44 1,343,568
485,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2026
4 .125 05/01/31 486,041
925,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2026
4 .625 05/01/36 930,791
1,250,000 (d) Saltleaf Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2026
5 .700 05/01/46 1,288,606
85,000 Saltmeadows Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 1, Series 2022
4 .625 05/01/29 86,313
275,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
4 .625 06/15/31 280,993
625,000 Savanna Lakes Community Development District, Lee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
Two Series 2024
5 .250 06/15/44 649,534

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 445,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
4 .875% 05/01/30 $ 452,788
2,360,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, 2023 Project Series
2023
5 .500 05/01/43 2,462,773
355,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
5 .250 11/01/30 364,296
1,000,000 Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 2
Series 2023
6 .125 11/01/43 1,073,420
220,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
4 .700 05/01/31 223,457
750,000 (d) Sawgrass Village Community Development District, Manatee
County, Florida, Special Assessment Bonds, Assessment Area 3
Series 2024
5 .550 05/01/44 776,928
110,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
3 .750 05/01/27 109,902
690,000 (d) Scenic Terrace South Community Development District, Lake
Hamilton, Florida, Special Assessment Revenue Bonds, Series
2022 Project, Series 2022
4 .125 05/01/32 691,806
740,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .250 06/15/31 745,511
1,000,000 (d) Seagrove Community Development District, St. Lucie County,
Florida, Special Assessment Revenue Bonds, Series 2024
4 .875 06/15/44 1,007,067
150,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
4 .625 06/15/30 152,887
820,000 (d) Seaton Creek Reserve Community Development District,
Jacksonville, Florida, Special Assessment Revenue Bonds,
Assessment Area 1 Series 2023
5 .250 06/15/43 860,722
165,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
4 .125 06/15/30 167,283
825,000 Sedona Point Community Development District, Florida,
Special Assessment Bonds, Project Series 2023
5 .000 06/15/43 860,257
5,415,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .000 11/15/29 5,513,634
5,140,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5 .750 11/15/54 5,016,185
530,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
4 .450 05/01/31 535,696
1,140,000 (d) Seminole Palms Community Development District, Palm Coast,
Florida, Special Assessment Revenue Bonds, 2024 Project Area
2 Series 2024
5 .200 05/01/44 1,167,050
375,000 (d) Sherwood Manor Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Area One, Series 2018
4 .625 11/01/29 381,400
215,000 (d) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
4 .700 05/01/31 218,547
990,000 (d) Silver Oaks Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Series 2024
5 .550 05/01/44 1,030,755
140,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Assessment Area 1A, Series
2018A-1
5 .000 11/01/28 142,369
30,000 (d) Silverado Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2017A-1
5 .000 11/01/27 30,287

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 685,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 2, Series 2017A
4 .500% 11/01/28 $ 693,393
325,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2
Phase 3B, Refunding Series 2021
3 .100 05/01/31 314,259
255,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 258,249
1,085,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
4 .625 05/01/32 1,095,147
1,585,000 (d) Solaeris Community Development District, St. Lucie County,
Florida, Special Assessment Bonds, Area 2 Project, Series 2025
6 .000 05/01/45 1,671,106
615,000 Solterra Resort Community Development District, Polk County,
Florida, Special Assessment Bonds, Series 2018
4 .750 05/01/29 626,093
220,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
4 .850 05/01/31 224,953
775,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 1, Series 2024
5 .625 05/01/44 807,066
555,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2026
4 .050 05/01/31 554,366
425,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2026
4 .450 05/01/36 426,404
1,150,000 (d) Somerset Bay Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area 2, Series 2026
5 .450 05/01/46 1,168,107
370,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .000 05/01/29 373,807
375,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2018
4 .625 05/01/29 381,889
230,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .250 05/01/29 226,150
370,000 Southern Grove Community Development District 5, Florida,
Special Assessment Infrastructure Bonds, Series 2019
3 .600 05/01/34 355,018
310,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
4 .750 05/01/31 313,756
680,000 Southshore Bay Community Development District,
Hillsborough County, Florida, Capital Improvement Revenue
Bonds, Assessment Area 2, Series 2024
5 .375 05/01/44 690,235
275,000 Spencer Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2019
4 .375 05/01/29 278,807
690,000 (d) Spring Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Area Two Project,
Series 2017
4 .500 11/01/28 697,915
305,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .000 05/01/31 292,026
1,605,000 (d) Stellar North Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, 2021 Project,
Series 2021
3 .200 05/01/41 1,414,991
225,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .375 06/15/30 227,624
500,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
4 .800 06/15/35 516,979

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 750,000 (d) Stonegate Preserve Community Development District,
Manatee County, Florida, Special Assessment Revenue Bonds,
2025 Project Area Series 2025
5 .700% 06/15/45 $ 792,514
55,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
2 .250 11/01/26 54,695
355,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .000 11/01/32 333,391
750,000 (d) Stonewater Community Development District, Cape Coral,
Florida, Special Assessment Revenue Bonds, Refunding Series
2021
3 .300 11/01/41 640,970
125,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-1
5 .000 11/01/27 126,102
1,255,000 Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project, Series 2017A-3
5 .875 11/01/29 1,268,000
90,000 (d) Stoneybrook North Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area Two
Project, Series 2022
5 .500 11/01/29 92,003
690,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, 2019 Assessment Area Series
2019NM
4 .000 06/15/30 698,655
345,000 Stoneybrook South at Championsgate Community
Development District, Osceola County, Florida, Special
Assessment Revenue Bonds, Parcel K Assessment Area, Series
2017
4 .000 12/15/28 348,598
505,000 Storey Creek Community Development District, Osceloa
County, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2019
3 .625 12/15/30 499,367
40,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
2 .550 06/15/27 39,551
375,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .000 06/15/32 354,689
1,000,000 (d) Storey Drive Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Series 2022
3 .250 06/15/42 872,765
225,000 Storey Park Community Development District, Orlando,
Florida, Special Assessment Revenue Bonds, Assessment Area
One Project, Series 2015
4 .500 11/01/26 225,153
315,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2018A-1
5 .000 11/01/29 321,891
125,000 Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2020
3 .750 05/01/40 115,895
300,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .150 05/01/31 289,200
720,000 (d) Summer Woods Community Development District, Manatee
County, Florida, Special Assessment Bonds, Area 3, Series
2021
3 .450 05/01/41 647,371
300,000 (d) Summerstone Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Phase 2 Series
2021
2 .750 05/01/31 292,476
300,000 (d) Summit View Community Development District, Dade City,
Florida, Special Assessment Area Two Revenue Bonds, Series
2024
4 .750 05/01/31 305,023
615,000 (d) Sunrise Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Series 2025
4 .250 05/01/30 614,124
1,000,000 (d) Sunrise Community Development District, Hernando County,
Florida, Capital Improvement Revenue Bonds, Series 2025
4 .500 05/01/35 991,575

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 760,000 (d) Sunstone Community Development District, Groveland,
Florida, Special Assessment Bonds, Assessment Area 1 Project,
Series 2026
5 .375% 05/01/46 $ 765,514
7,470,000 Tallahassee, Florida, Health Facilities Revenue Bonds,
Tallahassee Memorial HealthCare Inc. Project, Refunding Series
2015A
5 .000 12/01/40 7,473,134
890,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .125 05/01/29 895,311
4,000,000 Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, Series 2019A-1
4 .500 05/01/39 4,003,653
2,355,000 (d) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4 .625 05/01/36 2,354,976
325,000 (d) Timber Creek Community Development District, Hillsborough
County, Florida, Special Assessment Revenue Bonds, Series
2018
4 .625 11/01/29 330,622
115,000 (d) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
2 .350 12/15/26 114,268
800,000 (d) Timber Creek Southwest Community Development District,
Lee County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2021
3 .000 12/15/31 760,389
90,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Expansion Parcel Project, Series 2018
4 .350 05/01/28 90,846
350,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Senior Lien Series 2018A-2
5 .200 05/01/28 357,562
1,755,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/30 1,746,203
1,860,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022A - AGM Insured
3 .000 05/01/32 1,831,229
1,525,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022B
3 .000 05/01/32 1,443,915
435,000 (d) Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Series 2022C
2 .800 05/01/27 431,705
245,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2018B-2
4 .625 05/01/28 248,314
450,000 Tolomato Community Development District, Florida, Special
Assessment Bonds, Refunding Subordinate Lien Series
2019A-2
3 .850 05/01/29 453,536
305,000 Toscana Isles Community Development District, Venice,
Florida, Special Assessment Revenue Bonds, Series 2014
5 .750 11/01/27 310,428
735,000 Touchstone Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, 2019 Project,
Series 2019
3 .625 12/15/31 718,093
65,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 2B Project, Series 2018
5 .000 05/01/28 66,180
310,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3A Project, Series 2018
5 .000 05/01/28 315,591
255,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3B Project, Series 2019
4 .000 05/01/30 256,844
425,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Area 3C Project, Series 2019
4 .000 05/01/31 426,428
60,000 Towne Park Community Development District, Florida, Special
Assessment Bonds, Series 2016
5 .000 11/01/28 60,281
285,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .000 10/01/27 285,892
1,500,000 Tradition Community Development District 1, Port Saint Lucie,
Florida, Irrigation System Revenue Bonds, Existing System
Series 2017
4 .500 10/01/47 1,477,784
115,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2021
2 .700 05/01/31 108,266

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 530,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
4 .350% 05/01/32 $ 542,275
710,000 Tradition Community Development District 9, Port Saint Lucie,
Florida, Special Assessment Bonds, Series 2025
5 .400 05/01/45 731,310
45,000 Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, 2016 Project,
Series 2016A-1
5 .000 11/01/26 45,165
335,000 (d) Trevesta Community Development District, Manatee County,
Florida, Special Assessment Revenue Bonds, Assessment Area
1 - Phase 2 Project, Series 2018
4 .750 11/01/29 341,788
310,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2019A
4 .125 05/01/29 312,732
250,000 Triple Creek Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Village N&P
Project, Series 2021
3 .000 11/01/31 237,986
120,000 Trout Creek Community Development District, Saint Johns
County, Florida, Capital Improvement Revenue Bonds, Series
2018
5 .000 05/01/28 122,476
410,000 TSR Community Development District, Pasco County, Florida,
Special Assessment Revenue Bonds, Northwest Assessment
Area Parcels A, B & C, Series 2018
4 .500 11/01/29 416,372
2,170,000 (d) Tuckers Pointe Community Development District, Charlotte
County, Florida, Special Assessment Revenue Bonds,
Assessment Area 2, Refunding Series 2026
5 .450 05/01/46 2,229,902
195,000 Turtle Run Community Development District, Florida, Special
Assessment Benefit Tax Bonds, Series 2017-2
4 .000 05/01/28 196,189
900,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-1
5 .750 11/01/28 922,505
815,000 Twin Creeks North Community Development District,
Florida, Special Assessment Bonds, Master Infrastructure
Improvements, Series 2016A-2
6 .000 11/01/31 859,408
355,000 (d) Twisted Oaks Pointe Community Development District,
Wildwood, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project Series 2026
4 .125 05/01/31 355,859
300,000 (d) Twisted Oaks Pointe Community Development District,
Wildwood, Florida, Special Assessment Revenue Bonds,
Assessment Area 4 Project Series 2026
4 .625 05/01/36 303,469
335,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
4 .875 05/01/30 341,170
4,400,000 (d) Two Rivers East Community Development District, Pasco
County, Florida, Special Assessment Revenue Bonds, 2023
Project Series 2023
5 .750 05/01/43 4,639,409
130,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .625 05/01/27 130,573
600,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
4 .875 05/01/32 615,581
1,540,000 (d) Two Rivers North Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .125 05/01/42 1,583,037
185,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .250 05/01/28 188,311
645,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .375 05/01/33 679,719
2,270,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
6 .000 05/01/43 2,428,958

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 365,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
4 .800% 05/01/31 $ 371,224
450,000 (d) Two Rivers West Community Development District, Pasco
County, Florida, Special Assessment Bonds, 2024 Project,
Series 2024
5 .625 05/01/44 470,400
110,000 Union Park Community Development District, Florida, Capital
Improvement Revenue Bonds, Series 2016A-1
4 .750 11/01/27 111,024
260,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 1
Series 2017A-1
5 .000 11/01/27 263,578
580,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-1
4 .500 11/01/30 589,476
185,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment  Area 2
Series 2019A-2
5 .250 05/01/49 191,461
125,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
2 .950 05/01/31 119,464
115,000 (d) Union Park East Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3
Series 2021
3 .350 05/01/41 103,974
205,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
4 .250 05/01/30 207,514
1,075,000 (d) Varrea South Community Development District, Plant
City, Florida, Capital Improvement Revenue Bonds, 2023
Assessment Area Series 2023
5 .125 05/01/43 1,118,242
400,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
4 .450 05/01/32 406,000
465,000 (d) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5 .375 05/01/45 479,475
685,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .125 05/01/31 671,051
1,500,000 V-Dana Community Development District, Lee County,
Florida,Special Assessment Bonds, Area 1 - 2021 Project,
Series 2021
3 .625 05/01/41 1,385,768
135,000 Venetian Parc Community Development District, Miami-Dade
County, Florida, Special Assessment Bonds, Area One Project,
Series 2013
6 .000 11/01/27 137,737
900,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Fixed Rate Series 2024B-3
4 .250 01/01/30 900,148
550,000 (d) Venice, Florida, Retirement Community Revenue Improvement
Bonds, Village On The Isle Project, Mandatory Paydown Series
2024B-2
4 .500 01/01/30 550,154
290,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 283,117
150,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .100 05/01/31 146,434
1,150,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 1,062,864
365,000 (d) Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area 4 Veranda Oaks,
Refunding Series 2021
3 .600 05/01/41 337,076
195,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500 11/01/29 198,004

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 300,000 Veranda Community Development District II, Florida, Special
Assessment Revenue Bonds, Assessment Area One-Gardens
East Project, Series 2018A
4 .500% 11/01/29 $ 304,621
360,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod A Project, Series
2017
4 .250 11/01/28 363,016
285,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod B Project, Series
2017
4 .250 11/01/28 287,388
200,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod C Project, Series
2017
4 .500 11/01/28 202,190
245,000 Verano 2 Community Development District, Florida, Special
Assessment Revenue Bonds, District 2 Pod E Project, Series
2020
3 .250 05/01/31 236,724
350,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 1 Assessment Area, Series 2021
3 .000 05/01/31 339,007
185,000 Verano 3 Community Development District, Florida, Special
Assessment Bonds, Phase 2 Assessment Area, Series 2022
5 .875 11/01/29 190,500
1,445,000 (d) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2023
4 .375 05/01/33 1,490,450
1,250,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2018A-2
5 .500 11/01/29 1,252,746
10,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
2 .700 05/01/27 9,898
205,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .150 05/01/32 196,819
1,010,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 3, Refunding Series 2022
3 .450 05/01/42 914,603
125,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .625 05/01/27 125,694
250,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
4 .875 05/01/32 257,573
750,000 (d) Villages of Glen Creek Community Development District,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 4, Series 2022
5 .125 05/01/42 775,226
155,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
4 .875 05/01/30 157,893
840,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 5 Project,
Series 2023
5 .625 05/01/43 885,151
245,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
4 .625 05/01/31 249,615
670,000 (d) Villamar Community Development District, Winter Haven,
Florida, Special Assessment Revenue Bonds, Area 6 Project,
Series 2024
5 .500 05/01/44 702,528
540,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
4 .000 05/01/30 540,233
620,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
4 .250 05/01/35 619,226
1,745,000 Vivid Shores Community Development District, Lee County,
Florida, Special Assessment Bonds, 2025 Project Area, Series
2025
5 .300 05/01/45 1,798,151

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 100,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
4 .500% 05/01/30 $ 101,786
465,000 Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area One, Series 2023
5 .375 05/01/43 488,256
140,000 (d) Waterford Community Development District, Hernando
County, Florida, Capital Improvement Revenue Bonds,
Assessment Area Two, Series 2024
4 .375 05/01/31 141,143
1,455,000 (d) Waterset Central Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2018
4 .625 11/01/29 1,479,940
75,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .000 05/01/27 75,854
205,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .375 05/01/32 216,802
1,000,000 Waterset South Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2022
5 .900 05/01/42 1,067,227
690,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area
Three Series 2026
4 .000 06/15/33 685,127
865,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area
Three Series 2026
5 .300 06/15/46 890,840
205,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
4 .250 06/15/31 207,117
875,000 (d) Wellness Ridge Community Development District, Lake
County, Florida, Special Assessment Revenue Bonds, Area Two
Series 2024
5 .000 06/15/44 897,291
325,000 Wesbridge Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2019 Project, Series 2019
3 .625 11/01/29 324,566
255,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
4 .500 06/15/30 259,905
900,000 (d) West Hillcrest Community Development District, Pasco County,
Florida, Special Assessment Bonds, 2023 Project Series 2023
5 .250 06/15/43 945,795
145,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
4 .000 06/15/30 145,163
770,000 West Lake Community Development District, Hillsborough
County, Florida, Special Assessment Bonds, Series 2025
5 .300 06/15/45 793,083
750,000 (d) West Villages Improvement District, Florida, Capital
Improvement Revenue Bonds, Unit of Development 12
Assessment Area 1, Series 2026
5 .300 05/01/46 759,351
215,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .250 11/01/26 215,295
210,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 4, Series
2016
4 .625 11/01/31 210,530
85,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Village B
Parcel, Series 2019
4 .250 05/01/29 85,863
465,000 West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 7 Villages
F-3 and G-1B Series 2023
6 .000 05/01/43 504,987
405,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
4 .625 05/01/30 411,372
1,495,000 (d) West Villages Improvement District, Florida, Special
Assessment Revenue Bonds, Unit of Development 9 Series
2023
5 .375 05/01/43 1,566,186

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 430,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
4 .250% 05/01/35 $ 428,837
1,000,000 (d) West Villages Improvement District, North Port, Florida,
Capital Improvement Revenue Bonds, Unit of Development 10
Assessment Area 2, Series 2025
5 .250 05/01/45 1,025,026
4,240,000 West Villages Improvement District, Sarasota County, Florida,
Capital Improvement Revenue Bonds, Unit of Development 11
Assessment Area 1, Series 2025
4 .750 05/01/32 4,230,909
405,000 (d) Westside Community Development District, Florida, Special
Assessment Revenue Bonds, Refunding Series 2019
3 .750 05/01/29 406,228
500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .000 05/01/31 480,009
1,500,000 Westside Haines City Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series 2021
3 .250 05/01/41 1,312,564
590,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
4 .875 05/01/31 602,426
1,590,000 (d) Westside Haines City Community Development District, Polk
County, Florida, Special Assessment Bonds, Area 2 Project,
Series 2024
5 .750 05/01/44 1,667,495
235,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .000 06/15/29 240,107
250,000 (d) Westview North Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, 2022 Project,
Series 2022
5 .750 06/15/42 265,465
235,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
4 .875 05/01/28 237,382
2,115,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 1 Project Series 2023
5 .375 05/01/43 2,199,338
1,000,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5 .375 05/01/43 1,028,100
1,990,000 Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Bonds,
Assessment Area 2 Series 2023
5 .625 05/01/53 2,019,914
475,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
4 .050 05/01/30 476,278
2,500,000 (d) Westview South Community Development District, Osceola
and Polk Counties, Florida, Special Assessment Revenue
Bonds, Assessment Area 1, Series 2025
6 .000 05/01/45 2,662,386
450,000 (d) Willow Hammock Community Development District, Manatee
County, Florida, Special Assessment Revenue Bonds, Series
2017
4 .000 11/01/28 451,387
140,000 Willow Walk Community Development District, Florida, Special
Assessment Revenue Bonds, North Parcel Area Project, Series
2017
4 .000 05/01/28 140,737
200,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
4 .950 05/01/31 202,854
675,000 (d) Willowbrook Community Development District, Florida,
Special Assessment Revenue Bonds, Assessment Area One
Project Series 2024
5 .625 05/01/44 697,182
325,000 Willows Community Development District, Florida, Special
Assessment Bonds, Series 2019
4 .370 05/01/29 329,712
410,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
2 .950 05/01/31 389,412

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 945,000 Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 1
Project, Series 2021
3 .350% 05/01/41 $ 844,812
155,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
4 .500 05/01/30 157,642
920,000 (d) Wind Meadows South Community Development District,
Bartow, Florida, Special Assessment Bonds, Assessment Area 2
Project, Series 2023
5 .375 05/01/43 964,357
150,000 Winding Cypress Community Development District, Collier
County, Florida, Special Assessment Bonds, Series 2019
4 .250 11/01/29 151,541
185,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
4 .600 05/01/31 188,874
1,000,000 (d) Windsor at Westside Community Development District, Lake
County, Florida, Special Assessment Bonds, Area 1 Project,
Series 2024
5 .450 05/01/44 1,058,045
315,000 Windsor at Westside Community Development District,
Osceola County, Florida, Special Assessment Bonds, Area 2
Project, Series 2016
4 .125 11/01/27 317,454
235,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
4 .000 05/01/30 235,100
240,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
4 .250 05/01/35 239,176
690,000 (d) Windsor Cay Community Development District, Lake County,
Florida, Special Assessment Bonds, Assessment Area 2 Project,
Series 2025
5 .250 05/01/45 707,809
200,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .200 05/01/32 208,749
400,000 Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 1, Series 2022
5 .700 05/01/42 425,220
195,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
4 .350 05/01/32 196,612
600,000 (d) Woodcreek Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Assessment
Area 2, Series 2025
5 .350 05/01/45 611,588
535,000 (d) Woodland Crossing Community Development District, Sumter
County, Florida, Special Assessment Bonds, Series 2025
5 .125 05/01/35 557,429
260,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
4 .300 05/01/32 262,564
630,000 (d) Woodland Preserve Community Development District,
Florida, Manatee County, Special Assessment Revenue Bonds,
Assessment Area One Series 2025
5 .300 05/01/45 648,080
290,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
4 .650 05/01/32 294,737
565,000 (d) Woodland Ranch Estates Community Development District,
Dundee, Florida, Special Assessment Bonds, Series 2025
5 .550 05/01/45 583,875
430,000 Wynnmere East Community Development District,
Hillsborough County, Florida, Special Assessment Revenue
Bonds, Series 2016
5 .000 05/01/29 440,888
275,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
4 .750 05/01/31 277,797
945,000 (d) Yarbrough Lane Community Development District, Polk
County, Florida, Special Assessment Revenue Bonds, 2024
Project Series 2024
5 .350 05/01/44 969,227

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 255,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .000% 05/01/31 $ 247,268
1,240,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Aessessment
Area 2, Series 2021
3 .375 05/01/41 1,119,975
410,000 (d) Zephyr Lakes Community Development District, Pasco County,
Florida, Capital Improvement Revenue Bonds, Series 2019
4 .750 11/01/29 417,538
TOTAL FLORIDA 878,917,771
GEORGIA - 2.0%
8,475,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-1
5 .000 04/01/34 8,716,201
16,430,000 (d) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5 .500 04/01/39 16,920,792
2,455,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .000 01/01/25 1,104,750
9,250,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .500 01/01/29 4,162,500
2,540,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6 .750 01/01/35 1,143,000
1,670,000 (g) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7 .000 01/01/40 751,500
1,700,000 (d) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
5 .000 07/01/35 1,769,705
2,700,000 (d) Atlanta Development Authority, Georgia, Student Housing
Revenue Bonds, PRG - CAU Properties LLC Project - Clark
Atlanta University, Series 2025A
6 .000 07/01/45 2,876,723
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
5 .700 06/15/38 508,095
500,000 Cobb County Development Authority, Georgia, Charter School
Revenue Bonds, Northwest Classical Academy, Inc. Project,
Series 2023A
6 .000 06/15/43 510,208
4,250,000 Fayette County Development Authority, Georgia, Revenue
Bonds, United States Soccer Federation, Inc. Project Series
2024
5 .250 10/01/49 4,390,295
1,775,000 (d),(k) Fulton County Development Authority, Georgia, Student
Housing Revenue Bonds, Madrone - MS Student Housing I LLC
Project, Series 2026A-1
5 .000 07/01/41 1,812,919
2,235,000 (d),(k) Fulton County Development Authority, Georgia, Student
Housing Revenue Bonds, Madrone - MS Student Housing I LLC
Project, Series 2026A-1
5 .250 07/01/46 2,259,009
295,000 (g) Gainesville and Hall County Development Authority, Georgia,
Educational Facilities Revenue Bonds, Riverside Military
Academy, Refunding Series 2017
5 .000 03/01/27 103,250
1,000,000 Macon-Bibb County Urban Development Authority, Georgia,
Multifamily Housing Revenue Bonds, Dempsey Apartments
Project, Series 2018A
5 .200 12/01/53 916,191
85,000 (d) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .000 06/15/27 85,640
41,350,000 (d),(e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 41,520,155
25,000,000 (e),(f) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31) (SOFR*0.67%
+ 1.700%), (UB)
4 .621 12/01/53 25,747,430
15,935,000 (e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024C, (Mandatory Put 12/01/31)
5 .000 12/01/54 16,876,426
3,000,000 (e) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 3,205,736

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA (continued)
$ 160,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000% 01/01/46 $ 152,059
425,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project P Bonds, Series 2021A
4 .000 01/01/51 384,223
TOTAL GEORGIA 135,916,807
GUAM - 0.1%
1,000,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2020A
5 .000 01/01/50 1,026,527
1,850,000 Guam Port Authority, Port Revenue Bonds, Series 2018A 5 .000 07/01/48 1,869,345
4,125,000 Guam Power Authority, Revenue Bonds, Refunding Series
2017A
5 .000 10/01/40 4,164,754
TOTAL GUAM 7,060,626
HAWAII - 0.2%
1,235,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/34 1,261,431
1,000,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5 .000 07/01/39 996,547
13,215,000 (d) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University, Series 2018
6 .000 07/01/28 13,420,887
TOTAL HAWAII 15,678,865
IDAHO - 0.5%
3,945,000 (d) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5 .250 05/15/51 3,949,184
825,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .375 07/01/34 825,439
1,265,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/30 1,266,044
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/37 1,000,139
1,000,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Doral Academy of Idaho, Series 2021A
5 .000 07/15/41 891,564
3,410,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Future Public School Project, Series 2022A
4 .000 05/01/52 2,573,901
475,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/31 460,443
2,565,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian South Charter School
Project, Series 2021
4 .000 05/01/41 2,176,915
13,420,000 (d) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022A
6 .000 07/15/29 13,502,313
405,000 Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Pinecrest Academy of Idaho Project, Series
2022B
5 .500 07/15/29 403,092
3,500,000 Power County Industrial Development Corporation, Idaho,
Solid Waste Disposal Revenue Bonds, FMC Corporation, Series
1999, (AMT)
6 .450 08/01/32 3,512,343
400,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
General Obligation Bonds, Series 2021
5 .125 09/01/45 405,817
TOTAL IDAHO 30,967,194
ILLINOIS - 2.9%
395,000 Aurora, Kane, DuPage, Kendall and Will Counties, Illinois, Tax
Increment Revenue Bonds, East River Area TIF 6, Refunding
Series 2018A
5 .000 12/30/27 398,839
840,000 Belleville, Illinois, Tax Increment Revenue Bonds, Frank Scott
Parkway Redevelopment Project, Series 2007A
5 .700 05/01/36 828,775
800,000 (d) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .000 12/01/28 790,923
3,920,000 (d) Berwyn, Cook County, Illinois, Tax Increment Revenue Bonds,
South Berwyn Corridor Project, Series 2020
4 .500 12/01/33 3,712,032

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 1,645,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .000% 03/01/33 $ 1,669,438
1,000,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5 .250 03/01/41 1,011,515
2,875,000 (d) Burbank, Cook County, Illinois, Educational Facility Revenue
Bonds, Intercultural Montessori Language School Project,
Series 2026
5 .250 02/01/36 3,013,064
3,000,000 (d) Burbank, Cook County, Illinois, Educational Facility Revenue
Bonds, Intercultural Montessori Language School Project,
Series 2026
6 .125 02/01/46 3,121,549
4,090,000 Central Illinois Economic Development Authority, Illinois,
Multifamily Housing Revenue Bonds, Huntington Ridge
Apartments Project, Series 2014
5 .000 08/01/30 4,044,611
2,564,201 (d) Chicago, Illinois, Certificates of Participation, Tax Increment
Allocation Revenue Note, North Pullman Chicago
Neighborhood Initiative, Inc.Redevelopement Project-Whole
Foods Warehouse & Distribution Facility, Series 2016A
5 .000 03/15/34 2,566,068
10,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2018A
5 .000 01/01/48 10,058,831
10,030,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016D
5 .000 01/01/52 10,048,245
2,645,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5 .000 01/01/47 2,652,877
2,520,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2016G
5 .000 01/01/52 2,524,584
13,570,000 City of Chicago, Illinois, Chicago O'Hare International Airport,
Senior Special Facilities Revenue Bonds, TRIPs Obliated Group,
Series 2018
5 .000 07/01/48 13,601,275
1,292,581 Gilberts Village, Kane County, Illinois, Tax Increment Revenue
Note, Prairie Buisness Park-Industrial Property, Series 2018A
5 .000 11/15/34 1,295,898
1,390,000 Governors State University Board of Trustes, Illinois, Certificates
of Participation, Capital Improvement Projects, Series 2018 -
BAM Insured
5 .000 07/01/28 1,422,160
1,230,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
4 .000 07/01/31 1,115,127
4,470,000 (d) Illinois Finance Authority, Charter School Revenue Bonds, Art in
Motion AIM Project, Series 2021A
5 .000 07/01/41 3,698,888
4,185,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .000 05/15/33 4,190,729
1,910,000 Illinois Finance Authority, Revenue Bonds, Admiral at the Lake
Project, Refunding Series 2017
5 .250 05/15/54 1,677,420
615,000 Illinois Finance Authority, Revenue Bonds, Advocate Health
Care Network, Refunding Series 2015
4 .125 05/01/45 582,276
210,402 (g) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/26 2,104
384,491 (g) Illinois Finance Authority, Revenue Bonds, Christian Homes Inc.
Obligated Group, Refunding Series 2016
5 .000 05/15/40 3,845
360,000 (d) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
5 .125 10/01/35 370,777
1,390,000 (d) Illinois Finance Authority, Revenue Bonds, Goodman Theatre
Project, Refunding Series 2025A
6 .000 10/01/45 1,438,781
1,795,000 Illinois Finance Authority, Revenue Bonds, Harris Theater for
Music and Dance Chicago, Series 2025
5 .000 10/01/35 1,823,042
2,900,000 Illinois Finance Authority, Revenue Bonds, Harris Theater for
Music and Dance Chicago, Series 2025
5 .750 10/01/45 2,948,723
12,227,490 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6 .500 03/01/55 11,514,967
14,750,000 (d) Illinois Finance Authority, Revenue Bonds, mHUB Chicago
Project Series 2023
5 .420 10/01/38 15,325,639
6,250,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 6,251,499
2,200,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2018B
6 .000 04/01/38 2,242,327

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,400,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .000% 04/01/38 $ 2,447,405
1,000,000 (d) Illinois Finance Authority, Revenue Bonds, Roosevelt University,
Series 2019A
6 .125 04/01/49 1,004,775
1,455,000 Illinois Finance Authority, Revenue Bonds, The Moorings of
Arlington Heights LLC, Series 2025
5 .000 11/01/36 1,564,571
5,000,000 (d),(e) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Green Bond Series 2023A, (Mandatory
Put 9/03/30)
7 .250 09/01/52 5,464,727
6,500,000 (d),(e) Illinois Finance Authority, Solid Waste Revenue Bonds, LRS
Holdings LLC Project, Series 2023B, (Mandatory Put 9/01/33)
7 .375 09/01/42 7,464,556
105,000 Illinois State, General Obligation Bonds, June Series 2016 4 .000 06/01/36 105,003
8,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/36 8,011,540
10,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2014C
5 .000 01/01/39 10,012,309
6,000,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/36 6,008,655
7,610,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 7,618,970
16,935,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
5 .000 06/15/50 17,094,468
5,445,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 5,445,124
6,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2017A
5 .000 06/15/57 6,518,372
260,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
4 .250 01/01/29 260,033
361,371 (d) North Pullman Chicago Neighborhood Initiatives, Inc., Illinois,
Certificates of Participation, Gotham Greens Greenhouse
Facility, Redevelopment Project, Series 2018A
6 .000 03/15/34 361,836
1,070,000 Palos Heights, Illinois, Revenue Bonds, Trinity Christian College
Association, Taxable Series 2024B
8 .500 01/01/32 963,000
1,360,000 (d) Schaumburg Village, Cook and DuPage Counties, Illinois, Tax
Increment Revenue Note Certificates of Participation, North
Schaumburg Redevelopment Project Area, Series 2025
6 .125 12/30/38 1,377,219
330,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/26 329,603
345,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/27 344,694
355,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/28 353,722
370,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/29 368,254
385,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/30 383,049
400,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/31 396,524
420,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/32 416,351
435,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/33 427,894
450,000 South Barrington, Cook County, Illinois, Special Tax Bonds,
Special Service Area 3, Refunding Series 2019A
4 .000 12/01/34 442,111
135,000 Southwestern Illinois Development Authority, Environmental
Improvement Revenue Bonds, US Steel Corporation Project,
Series 2012, (AMT)
5 .750 08/01/42 135,148
1,510,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 1 Woods Creek, Refunding Series
2015
4 .500 03/01/34 1,510,140
465,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 5 Wooded Shores, Refunding
Series 2015
4 .250 03/01/29 462,492

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 215,000 Wonder Lake Village, McHenry County, Illinois, Special Tax
Bonds, Special Service Area 7 Deep Spring Woods, Refunding
Series 2015
4 .250% 03/01/29 $ 215,024
708,143 (g) Yorkville United City, Kendall County, Illinois, Sales Tax Revenue
Bonds, Kendall Marketplace Project, Series 2007
6 .000 01/01/26 708,143
TOTAL ILLINOIS 204,162,540
INDIANA - 0.8%
695,000 (d) Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch at Cook Road Project, Series 2018
5 .300 01/01/32 685,467
110,000 Fort Wayne, Indiana Multifamily Housing Revenue Bonds, Silver
Birch of Fort Wayne Project, Series 2017
5 .125 01/01/32 107,134
1,445,000 (d) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5 .125 06/01/32 1,435,242
465,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Avondale Meadows Academy Peoject, Series 2017
5 .000 07/01/27 464,517
165,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/30 166,646
255,000 (d) Indiana Finance Authority, Educational Facilities Revenue
Bonds, Circle City Preparatory Inc. Project, Series 2021A
5 .000 12/01/40 243,890
150,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5 .750 08/01/42 150,165
2,000,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6 .750 05/01/39 2,229,047
2,330,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/33 2,333,047
1,275,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .500 04/01/34 1,276,591
2,500,000 Indiana Finance Authority, Health Facilities Revenue Bonds,
Good Samaritan Hospital Project, Series 2016A
5 .000 04/01/37 2,500,898
4,935,000 Indiana Finance Authority, Health System Revenue Bonds,
Franciscan Alliance, Inc Obligated Group, Series 2016A
5 .000 11/01/51 4,940,702
11,205,000 Indiana Housing and Community Development Authority,
Multifamily Housing Revenue Bonds, Vita of New Whiteland
Project, Series 2022
6 .750 01/01/43 10,391,990
2,500,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .000 03/01/33 2,650,156
4,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5 .500 03/01/38 4,314,123
1,380,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7 .750 03/01/67 1,520,878
1,840,000 Lafayette Redevelopment District, Indiana, Revenue Bonds,
Series 2024B
5 .000 02/15/27 1,863,418
4,000,000 Merrillville, Indiana, Economic Development Revenue Bonds,
Belvedere Housing Project, Series 2016
5 .750 04/01/36 4,000,046
5,015,000 Plainfield, Indiana,  Multifamily Housing Revenue Bonds,
Glasswater Creek of Plainfield Project, Series 2018
5 .375 09/01/38 5,015,726
6,375,000 Richmond Hospital Authority, Indiana, Revenue Bonds, Reid
Hospital Project,  Refunding Series 2015A
5 .000 01/01/35 6,377,398
140,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .100 01/01/32 137,938
2,280,000 Terre Haute, Indiana, Multifamily Housing Revenue Bonds,
Silver Birch of Terre Haute Project, Series 2017
5 .350 01/01/38 2,269,372
3,100,000 (d) Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt
Paper LLC Project, Refunding Series 2024, (AMT)
5 .000 01/01/54 3,118,162
TOTAL INDIANA 58,192,553

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
IOWA - 0.5%
$ 750,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
4 .500% 10/01/35 $ 760,179
1,000,000 Iowa Finance Authority Senior Living Facilities Revenue Bonds,
Presbyterian Homes Mill Pond Project Project, Series 2025
5 .500 10/01/45 1,039,969
15,340,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4 .750 08/01/42 15,345,239
6,385,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5 .000 05/15/41 6,386,348
7,000,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2016A
5 .000 05/15/47 6,992,706
2,160,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2018A
5 .000 05/15/43 2,166,500
2,100,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5 .000 05/15/39 2,193,415
TOTAL IOWA 34,884,356
KANSAS - 0.5%
1,000,000 (d) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
5 .375 06/01/39 1,008,904
375,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/27 375,179
400,000 Hutchinson, Kansas, Hospital Facilities Revenue Bonds,
Hutchinson Regional Medical Center, Inc., Series 2016
5 .000 12/01/28 399,907
750,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .250 11/15/33 704,378
1,790,000 Kansas Development Finance Authority Revenue Bonds,
Village Shalom Project, Series 2018A
5 .500 11/15/38 1,625,579
1,100,000 (g) Overland Park, Kansas, Sales Tax Revenue Bonds, Prairiefire
Community Improvement District No. 1 Project, Series 2012B
5 .250 12/15/29 506,000
2,580,510 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
4 .375 01/01/27 2,348,264
7,250,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
5 .250 12/15/29 3,335,000
2,145,000 (g) Overland Park, Kansas, Sales Tax Special Obligation Revenue
Bonds, Prairiefire at Lionsgate Project, Series 2012
6 .000 12/15/32 557,700
4,750,000 University of Kansas Hospital Authority, Health Facilities
Revenue Bonds, University of Kansas Health System, Series
2019A
5 .000 09/01/48 4,811,755
895,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2019III
5 .000 05/15/50 787,570
3,540,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5 .250 05/15/39 3,588,413
13,925,000 (d) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750 09/01/39 14,344,211
TOTAL KANSAS 34,392,860
KENTUCKY - 0.3%
6,950,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .250 06/01/41 7,001,041
5,750,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/45 5,763,826
1,850,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5 .000 12/01/45 1,866,490
1,570,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/40 1,571,188
7,000,000 Kentucky Municipal Power Agency, Power System Revenue
Bonds, Prairie State Project, Series 2015A - NPFG Insured
5 .000 09/01/42 7,003,451
TOTAL KENTUCKY 23,205,996

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA - 1.2%
$ 2,250,000 Beauregard Parish, Louisiana, Revenue Bonds, Boise Cascade
Corporation Project, Series 2002
6 .800% 02/01/27 $ 2,254,944
1,020,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
4 .800 06/15/29 1,026,104
3,700,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .500 06/15/38 3,720,740
2,850,000 (d) Jefferson Parish Economic Development and Port District,
Louisiana, Kenner Discovery Health Sciences Academy Project,
Series 2018A
5 .625 06/15/48 2,846,475
680,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate
Lien Series 2025C
5 .000 09/15/35 722,277
920,000 Juban Crossing Economic Development District, Louisiana,
Revenue Bonds, General Infrastructure Projects, Subordinate
Lien Series 2025C
6 .000 09/15/45 981,935
20,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .375 06/01/27 19,817
250,000 (d) Juban Trails Community Development District, Livingston
Parish, Louisiana, Special Assessment  Revenue Bonds, Series
2022
3 .750 06/01/32 237,744
695,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2021
2 .875 06/01/31 649,368
60,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
4 .450 06/01/27 60,312
250,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .000 06/01/32 257,060
750,000 Lakeshore Villages Master Community Development District,
Louisiana, Special Assessment Revenue Bonds, Series 2022
5 .375 06/01/42 792,236
155,000 (d) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .000 06/01/33 160,744
250,000 (d) Lakeshore Villages Master Community Development District,
St. Tammany Parish, Louisiana, Special Assessment Revenue
Bonds, Series 2025
5 .875 06/01/45 267,151
1,545,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Cameron Parish GOMESA Project, Green Series 2018
5 .650 11/01/37 1,597,989
1,555,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Jefferson Parish GOMESA Project, Series 2019
4 .000 11/01/44 1,461,193
1,010,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5 .000 10/01/43 1,020,965
1,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Ragin' Cajun Facilities Inc.- Student Housing & Parking
Project, Series 2018 - AGM Insured
5 .000 10/01/48 1,002,353
1,190,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4 .400 11/01/44 1,177,270
265,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Terrebonne Parish GOMESA Project, Series 2018
5 .375 11/01/38 271,461
2,000,000 Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Womans Hospital Foundation Project, Refunding Series
2017A
5 .000 10/01/41 2,027,730
900,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds,
Christwood Project, Refunding Series 2024
5 .000 11/15/37 938,424

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 905,000 (d) Louisiana Local Government Environmental Facilities and
Community Development Authority, Revenue Bonds, Westside
Habilitation Center Project, Refunding Series 2017A
5 .750% 02/01/32 $ 904,513
350,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lake Charles College Prep Project, Series 2019A
5 .000 06/01/29 352,668
270,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/31 260,602
1,805,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .000 06/01/41 1,536,135
1,000,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5 .250 06/01/51 779,606
465,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/30 466,457
2,850,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/39 2,738,920
965,000 (d) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5 .000 04/01/57 829,601
3,718,450 (k) Louisiana Public Facilities Authority 4 .250 07/01/37 2,712,423
500,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/31 485,138
1,350,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
BBR Schools - Materra Campus Project, Series 2021A
4 .000 06/01/41 1,154,019
495,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Jefferson Rise Charter School Project, Series 2022A
6 .000 06/01/37 509,059
1,400,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/34 1,435,374
2,335,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5 .000 12/15/43 2,337,313
435,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .125 06/01/37 426,197
185,000 (d) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2022A
6 .375 06/01/52 167,281
1,695,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/30 703,425
750,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/33 311,250
1,500,000 (g) Louisiana Public Facilities Authority, Revenue Bonds,
Archdiocese of New Orleans, Refunding Series 2017
5 .000 07/01/37 622,500
3,050,000 Louisiana Public Facilities Authority, Revenue Bonds, Cleco
Power LLC Project, Series 2008
4 .250 12/01/38 3,050,288
4,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2016
5 .000 05/15/47 4,000,345
2,000,000 (d),(e) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023, (AMT),
(Mandatory Put 10/01/28)
6 .750 10/01/53 2,117,945
500,000 (e) Louisiana Public Facilities Authority, Solid Waste Disposal
Revenue Bonds, Waste Pro USA Inc Project Series 2023R-2,
(AMT), (Mandatory Put 10/01/28)
6 .500 10/01/53 527,091
710,000 (d),(k) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Crescent City Schools Project, Series 2026A
5 .000 07/01/41 720,759
550,000 (d),(k) Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, Crescent City Schools Project, Series 2026A
5 .300 07/01/46 553,149
5,000,000 Louisiana Publics Facilities Authority, Louisiana, Revenue
Bonds, I-10 Calcasieu River Bridge Public-Private Partnership
Project, Senior Lien Series 2024, (AMT)
5 .500 09/01/59 5,130,194
980,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/27 989,975
10,345,000 New Orleans Aviation Board, Louisiana, General Airport
Revenue Bonds, North Terminal Project, Series 2017B, (AMT)
5 .000 01/01/48 10,355,221
1,600,000 (d) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9 .000 12/01/44 1,354,183

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 3,990,000 (d),(e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2008, (Mandatory Put 6/01/30)
6 .100% 06/01/38 $ 4,391,059
5,390,000 (d) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 5,847,786
1,840,000 (d),(e) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010B, (Mandatory Put 6/01/30)
6 .100 12/01/40 2,027,106
930,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/39 1,015,779
1,950,000 Saint Tammany Parish Hospital Service District 2, Louisiana,
General Obligation Bonds, Series 2025 - BAM Insured
5 .000 03/01/40 2,106,166
TOTAL LOUISIANA 86,413,819
MAINE - 0.3%
3,000,000 (d) Maine Finance Authority, Solid Waste Disposal Revenue Bonds,
Casella Waste Systems, Inc. Project, Term Rate Series 2015-R3,
(AMT)
5 .000 08/01/35 3,175,048
2,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5 .000 07/01/46 1,919,142
4,500,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, MaineHealth Issue, Series 2018A
5 .000 07/01/43 4,593,034
11,050,000 Rumford, Maine, Solid Waste Disposal Revenue Bonds, Boise
Cascade Corporation Project, Series 2001, (AMT)
6 .875 10/01/26 11,072,441
TOTAL MAINE 20,759,665
MARYLAND - 0.5%
2,210,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/31 2,232,184
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/32 1,009,323
1,500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 1,512,844
2,360,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/35 2,376,100
500,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/36 502,977
1,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 1,002,972
1,450,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .500 06/01/43 1,451,555
345,000 Baltimore, Maryland, Special Obligation Bonds, Consolidated
Tax Increment Financing, Series 2015
5 .000 06/15/27 345,360
875,000 (d) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4 .875 06/01/42 901,008
295,000 (d) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .000 02/15/28 295,052
2,900,000 Hyattsville, Maryland, Special Obligation Bonds, University
Town Center Project, Series 2016
5 .000 07/01/34 2,901,644
1,200,000 (d),(e) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,297,646
3,360,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/25 2,251,200
6,895,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5 .000 12/01/31 4,619,650
1,000,000 (g) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5 .250 12/01/31 670,000
270,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/27 273,926

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 190,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000% 07/01/29 $ 192,456
325,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/30 328,962
375,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/31 379,225
530,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/37 530,236
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Goucher College, Series 2017A
5 .000 07/01/44 2,003,165
95,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Green Street Academy, Series 2017A
5 .000 07/01/27 95,452
750,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School,
Series 2022A
5 .500 05/01/42 738,073
550,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .000 07/01/30 555,867
4,000,000 (d) Prince George's County, Maryland, Special Obligation Bonds,
Westphalia Town Center Project, Series 2018
5 .250 07/01/48 4,015,960
TOTAL MARYLAND 32,482,837
MASSACHUSETTS - 0.4%
2,410,000 (d) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/47 2,416,455
3,300,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
5 .500 07/15/35 3,389,301
2,000,000 (d) Massachusetts Development Finance Agency, Massachusetts,
Senior Living Revenue Bonds, Care Communities, LLC Issue,
Series 2025A-1
6 .500 07/15/60 2,064,008
2,000,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
4 .750 12/01/29 2,000,482
2,100,000 (d) Massachusetts Development Finance Agency, Revenue Bonds,
GingerCare Living Inc, Series 2024B-3
5 .000 12/01/29 2,100,495
5,530,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2017L
5 .000 07/01/44 5,554,275
2,750,000 Massachusetts Development Finance Authority, Revenue
Bonds, Tufts Medical Center Series 2052F
5 .500 10/01/45 2,880,839
9,930,000 Massachusetts Port Authority, Revenue Bonds, Refunding
Series 2016B, (AMT)
5 .000 07/01/43 9,932,704
TOTAL MASSACHUSETTS 30,338,559
MICHIGAN - 0.8%
335,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
3 .875 11/01/29 332,178
85,000 Advanced Technology Academy, Michigan, Public School
Academy Revenue Bonds, Refunding Series 2019
5 .000 11/01/34 86,814
100,000 Conner Creek Academy East, Michigan, Public School Revenue
Bonds, Series 2007
5 .000 11/01/26 99,709
1,915,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/30 1,924,926
2,010,000 County of Calhoun Hospital Finance Authority, Michigan,
Hospital Revenue Bonds, Oaklawn Hospital, Refunding Series
2016
5 .000 02/15/31 2,019,715
19,154,958 (g) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3 .000 06/15/26 21,501,440

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 11,410,154 (e),(g) Detroit, Michigan, Certificates of Participation, Police & Fire
Retirement System Service Corporation, Series 2006B - FGIC
Insured (LIBOR 3 M + 0.340%)
1 .000% 06/15/34 $ 11,296,052
5,000 Detroit, Michigan, Sewer Disposal System Revenue Bonds,
Second Lien, Series 2006B - NPFG Insured
5 .000 07/01/36 5,011
6,000,000 Grand Rapids Economic Development Corporation, Michigan,
Limited Obligation Revenue Bonds, Beacon Hill at Eastgate
Project, Series 2025A
5 .750 11/01/45 6,185,773
1,250,000 Michigan Finance Authority, Higher Education Limited
Obligation Revenue Bonds, Aquinas College Project,
Refunding Series 2021
4 .000 05/01/31 1,064,546
4,755,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 4,760,748
435,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Cesar Chavez Academy Project,
Refunding Series 2019
4 .000 02/01/29 435,163
740,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Hanley International Academy, Inc.
Project, Refunding Series 2021
3 .500 09/01/30 715,345
1,350,000 Michigan Finance Authority, Public School Academy Limited
Obligation Revenue Bonds, Madison Academy Project,
Refunding Series 2021
4 .250 12/01/39 1,203,260
1,265,000 (d) Michigan Finance AuthorIty, Public School Academy Limited
Obligation Revenue Bonds, Voyageur Academy Project,
Refunding Series 2017. Private Placement of 2017
5 .900 07/15/46 1,237,784
700,000 (d) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
4 .625 10/01/41 710,835
200,000,000 (j) Michigan Tobacco Settlement Finance Authority, Tobacco
Settlement Asset-Backed Revenue Bonds, Capital Appreciation
Turbo Term Series 2008C
0 .000 06/01/58 3,395,300
435,000 Saline Economic Development Corporation, Michigan, Limited
Obligation Revenue and Refunding Bonds, Evangelical Homes
of Michigan, Series 2012
5 .250 06/01/32 416,459
490,000 (d) Warren Academy, Macomb County, Michigan, Revenue Bonds,
Public School Academy, Refunding Series 2020A
5 .000 05/01/35 490,060
TOTAL MICHIGAN 57,881,118
MINNESOTA - 1.2%
320,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/26 319,681
400,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
3 .500 08/01/27 396,750
270,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/28 268,594
415,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/29 411,187
260,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/30 255,909
300,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/31 294,204
150,000 Bethel, Minnesota, Charter School Lease Revenue Bonds, Level
Up Academy, Taxable Series 2021B
6 .000 06/15/27 146,792
540,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project, Series 2016A
5 .000 07/01/31 537,856
225,000 City of Ham Lake, Minnesota, Charter School Lease Revenue
Bonds, DaVinci Academy Project,Series 2016A
4 .000 07/01/28 221,478
840,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
3 .875 07/01/29 790,417

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 1,680,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000% 07/01/34 $ 1,539,254
2,135,000 Columbia Heights, Minnesota, Charter School Lease Revenue
Bonds, Prodeo Academy Project, Series 2019A
5 .000 07/01/39 1,814,823
1,715,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
5 .250 06/15/35 1,760,921
1,225,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6 .500 06/15/47 1,278,383
3,515,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2020A
5 .000 07/01/55 3,348,140
1,600,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Series 2024A
6 .125 06/15/61 1,439,904
245,000 (d) Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Seven Hills Preparatory Academy Project, Taxable Series 2024B
7 .500 06/15/28 246,820
500,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/30 541,013
625,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
5 .000 06/15/33 691,698
600,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/34 619,557
260,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/35 267,271
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/36 435,349
425,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/37 433,167
300,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Saint Luke's Hospital of Duluth
Obligated Group, Series 2022A,  Forward Delivery
4 .000 06/15/39 303,435
2,360,000 Greenwood, Minnesota, Charter School Lease Revenue Bonds,
Main Street School of Performing Arts Project, Series 2016A
5 .000 07/01/36 2,140,221
315,000 Hugo, Minnesota, Charter School Lease Revenue Bonds, Noble
Academy Project, Series 2014A
5 .000 07/01/29 315,138
190,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
3 .250 06/01/31 176,105
170,000 Independence, Minnesota, Charter School Lease Revenue
Bonds, Paladin Career & Technical High School Project, Series
2021A
4 .000 06/01/41 142,088
2,100,000 (d) Independence, Minnesota, Charter School Lease Revenue
Bonds, Spero Academy Project, Series 2021A
5 .000 07/01/56 1,606,975
550,000 International Falls, Minnesota, Solid Waste Disposal Revenue
Bonds, Boise Cascade Corporation Project, Refunding Series
1999, (AMT)
6 .850 12/01/29 551,328
850,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .250 06/01/42 823,338
45,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Taxable Series 2022B
5 .500 06/01/27 44,990
440,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Friendship Academy of the Arts Project, Series 2019A
4 .000 12/01/31 372,971
1,585,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/31 1,445,894
4,350,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hennepin Schools Project, Series 2021A
4 .000 07/01/41 3,189,405
745,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .000 07/01/32 724,870

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 550,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .375% 07/01/42 $ 496,352
180,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Spero Academy Project, Series 2017A
5 .500 07/01/27 179,745
780,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
4 .250 12/01/27 778,980
1,680,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5 .000 12/01/37 1,651,554
650,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .000 06/01/32 638,936
2,365,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/42 2,252,399
4,035,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .250 06/01/52 3,579,134
3,005,000 (d) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Venture Academy Project, Series 2022A
5 .500 06/01/57 2,681,195
130,000 Minneapolis, Minnesota, Tax Increment Revenue Bonds, Village
at St. Anthony Falls Project, Refunding Series 2015
4 .000 03/01/27 130,028
5,000,000 Minnesota Municipal Gas Agency, Gas Project Revenue Bonds,
Series 2026A
5 .000 09/01/35 5,222,041
1,475,000 Otsego, Minnesota, Charter School Lease Revenue Bonds,
Kaleidoscope Charter School Project, Series 2014A
5 .000 09/01/34 1,466,122
290,000 Rochester, Minnesota, Charter School Lease Revenue Bonds,
Rochester Math & Science Academy Project, Series 2018A
4 .500 09/01/26 288,909
6,165,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .500 06/01/42 4,611,420
10,650,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .750 06/01/52 7,966,200
2,000,000 (d),(g) Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Athlos Academy, Series 2022A
5 .875 06/01/57 1,496,000
2,025,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 1,909,673
3,785,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
4 .500 03/01/33 3,904,543
6,045,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5 .250 03/01/43 6,110,538
50,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Great River School
Project, Series 2017A
4 .750 07/01/29 50,183
1,285,000 (d) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Metro Deaf School
Project, Series 2018A
5 .000 06/15/48 1,159,024
570,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Lease Revenue Bonds, Hope Community Academy Project,
Series 2015A
4 .500 12/01/29 546,190
325,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .000 10/01/26 324,421
1,115,000 Savage, Minnesota Charter School Lease Revenue Bonds,
Aspen Academy Project, Series 2016A
4 .750 10/01/31 1,115,090
4,405,000 (d) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
4 .500 06/01/35 4,359,120
780,000 (d) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy Building Company, Refunding
Series 2025A
5 .250 06/01/45 762,158
TOTAL MINNESOTA 83,575,881

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSISSIPPI - 0.2%
$ 2,700,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project,
Refunding Subordinate Series 2023, (Mandatory Put 6/15/25)
6 .000% 10/15/49 $ 2,565,000
930,000 (d),(g) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6 .000 10/15/30 883,500
3,615,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/41 3,628,139
4,635,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Baptist Memorial Healthcare, Series 2016A
5 .000 09/01/46 4,651,847
TOTAL MISSISSIPPI 11,728,486
MISSOURI - 1.3%
425,000 Cape Girardeau County Industrial Development Authority,
Missouri, Health Facilities Revenue Bonds, Southeasthealth,
Series 2016A
6 .000 03/01/33 425,669
2,105,000 Hanley/Eager Road Transportation Development District,
Missouri, Sales Tax and Assessment Revenue Bonds, Series
2026
5 .875 03/01/49 2,125,319
4,000,000 Independence Industrial Development Authority, Missouri,
Revenue Bonds, Tax Increment and Special Districts, Hub Drive
Redevelopment Project Series 2023
6 .250 11/01/44 4,120,716
1,000,000 (d) Kansas City Industrial Development Authority, Missouri,
Economic Activity Tax Revenue Bonds, Historic Northeast
Redevelopment Plan Series 2024A-1
5 .000 06/01/46 1,018,825
2,825,000 (d) Kansas City Industrial Development Authority, Missouri,
Revenue Bonds, Platte Purchase Project A, C & E, Refunding &
Improvement Series 2025
6 .000 01/01/48 2,919,950
4,620,000 Kansas City School District, Missouri, Certificates of
Participation, Series 2025
4 .625 04/01/45 4,838,101
1,080,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .000 05/15/27 1,090,002
1,150,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/28 1,163,207
2,645,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/31 2,670,917
2,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/42 2,006,708
1,000,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/50 973,757
2,070,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
4 .375 02/01/31 2,073,174
1,300,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/40 1,309,351
3,600,000 (d) Land Clearance for Redevelopment Authority of Kansas City,
Missouri, Project Revenue Bonds, Convention Center Hotel
Project - TIF Financing, Series 2018B
5 .000 02/01/50 3,604,452
12,225,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .000 06/15/40 12,543,250
1,500,000 (d) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6 .500 06/15/45 1,556,786
725,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
5 .000 10/01/35 733,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 1,000,000 (d) Missouri Health and Educational Facilities Authority,
Educational Facilities Revenue Bonds, Missouri Baptist
University, Series 2025
6 .000% 10/01/45 $ 1,024,454
278,976 (g) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/26 2,790
1,663,303 (g) Missouri Health and Educational Facilities Authority, Revenue
Bonds, Christian Homes Inc., Senior Living Facilities Series
2018
5 .000 05/15/40 16,633
2,515,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/31 2,496,997
3,135,000 Missouri Southern State University, Auxiliary Enterprise System
Revenue Bonds, Series 2021
4 .000 10/01/34 3,074,997
150,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .000 05/01/30 145,131
500,000 Plaza at Noah's Ark Community Improvement District, Saint
Charles, Missouri, Tax Increment and Improvement District
Revenue Bonds, Series 2021
3 .125 05/01/35 458,344
895,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/27 895,546
990,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/29 990,543
1,095,000 Saint Louis County Industrial Development Authority, Missouri,
Health Facilities Revenue Bonds, Ranken-Jordan Project,
Refunding & Improvement Series 2016
5 .000 11/15/31 1,095,496
23,695,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village Saint Louis Obligated
Group, Series 2018A
5 .250 09/01/53 23,754,771
3,215,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 3,215,160
2,360,000 (d) Saint Louis Industrial Development Authority, Missouri,
Revenue Bonds, Confluence Academy Project, Series 2022A
5 .500 06/15/42 2,260,386
1,000,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2017D, (AMT)
5 .000 07/01/35 1,014,511
465,000 Stoddard County Industrial Development Authority, Missouri,
Health Facility Revenue Bonds, Southeasthealth, Series 2016B
6 .000 03/01/37 465,962
500,000 (d) The Industrial Development Authority of the County of St.
Louis, Missouri, Transportation Development Refunding
Revenue Bonds, Series 2019B
4 .375 03/01/33 492,855
TOTAL MISSOURI 86,578,285
MONTANA - 0.1%
2,000,000 (k) Montana Fac Fin Auth, Revenue Bonds, Saint John's United
Project, TEMPS-50 Series 2026B-3
4 .100 11/15/31 2,008,700
2,250,000 (k) Montana Fac Fin Auth, Revenue Bonds, Saint John's United
Project, TEMPS-70 Series 2026B-2
4 .350 11/15/32 2,259,692
4,000,000 Montana Facility Finance Authority, Healthcare Facility Revenue
Bonds, Kalispell Regional Medical Center, Series 2018B
5 .000 07/01/43 4,079,609
500,000 (k) Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
5 .250 11/15/36 518,554
1,000,000 (k) Montana Facility Finance Authority, Revenue Bonds, Saint
John's United Project, Series 2026A
5 .500 11/15/46 1,002,838
TOTAL MONTANA 9,869,393

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA - 0.8%
$ 5,490,000 (e) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5 .000% 05/01/53 $ 5,751,002
40,000,000 (e),(f) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, SOFR Series 2022-2, (Mandatory Put
10/01/29) (SOFR*0.67% + 2.180%), (UB)
5 .101 05/01/53 41,329,276
5,750,000 Douglas County Hospital Authority 2, Nebraska, Hospital
Revenue Bonds, Madonna Rehabilitation Hospital Project,
Series 2014
5 .000 05/15/44 5,751,384
5,410,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023G
5 .400 09/01/53 5,580,572
TOTAL NEBRASKA 58,412,234
NEVADA - 0.2%
995,000 Clark County, Nevada, Local Improvement Bonds, Special
Improvement District 159 Summerlin Village 16A, Series 2015
5 .000 08/01/28 995,959
820,904 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2017B, (AMT)
5 .125 12/15/37 8
2,714,441 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2018, (AMT)
6 .950 02/15/38 27
1,832,350 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6 .750 02/15/38 18
7,469,738 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5 .875 12/15/27 75
2,292,095 (d),(g) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6 .250 12/15/37 23
1,500,000 (d) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/48 1,417,347
1,415,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/32 1,409,741
605,000 Henderson, Nevada, Limited Obligation Bonds, Local
Improvement District T-18 Inspirada, Refunding Series 2016
4 .000 09/01/35 595,463
650,000 Henderson, Nevada, Local Improvement District No. T-20
Rainbow Canyon, Local Improvement Bonds, Series 2018
5 .000 09/01/38 655,929
200,000 (k) Las Vegas, Nevada, Local improvement Bonds, Special
Improvement District 614 Skye Summit - Phase 1, Series 2026
5 .000 06/01/41 201,037
330,000 (k) Las Vegas, Nevada, Local improvement Bonds, Special
Improvement District 614 Skye Summit - Phase 1, Series 2026
5 .250 06/01/46 327,897
395,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 812 Summerlin Village 24, Series 2015
5 .000 12/01/26 395,323
310,000 Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 814 Summerlin Village 21& 24A, Series
2019
4 .000 06/01/39 301,450
85,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/27 85,047
1,400,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/47 1,329,853
600,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .250 06/01/34 602,873
735,000 North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 64 Valley Vista, Series 2019
4 .500 06/01/39 738,318
340,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
4 .000 12/01/27 340,797
1,600,000 (d) North Las Vegas, Nevada, Local Improvement Bonds, Special
Improvement District 65 Northern Beltway Commercial Area,
Series 2017
5 .000 12/01/37 1,611,281

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEVADA (continued)
$ 295,000 Reno, Nevada, Redevelopment Agency Downtown Project Tax
Allocation Bonds, Series 2007C
5 .400% 06/01/27 $ 295,496
400,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018B - AGM Insured
5 .000 06/01/38 413,872
455,000 Sparks, Nevada, Sales Tax Revenue Bonds, Tourism
Improvement District 1 Legends at Sparks Marina, Senior Sales
Tax Anticipation Series 2025
3 .875 06/15/28 457,954
TOTAL NEVADA 12,175,788
NEW HAMPSHIRE - 2.3%
8,795,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-1.
5 .250 03/15/36 9,064,387
8,735,000 (d) National Finance Authority, New Hampshire, Class A
Certificates, Avenue One Project Series 2025-2.
6 .375 03/15/46 9,329,128
1,250,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018A, (AMT)
4 .000 11/01/27 1,241,299
2,000,000 (d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 1,828,980
1,270,000 (d),(e) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625 07/01/43 1,048,828
6,000,000 (d),(e) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020B, (AMT), (Mandatory Put 7/02/40)
3 .750 07/01/45 4,976,365
8,400,000 (d),(j) National Finance Authority, New Hampshire, Special Revenue
Bonds, Aldeana, Azalea and Serenada Project, Capital
Appreciation Series 2026
0 .000 12/01/40 3,046,889
1,670,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Bridgeland Water & Utility Districts 418, 489, 492, 493,
157 & 159, Series 2026
6 .125 12/15/33 1,671,346
41,056,000 (d) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5 .875 12/15/33 41,054,744
16,820,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Forestar Group Houston Area Projects, Fort Bend,
Galveston, Montgomery, and Walker Counties, Texas, Series
2026
6 .500 12/01/34 16,887,174
2,500,000 (j) National Finance Authority, New Hampshire, Special Revenue
Bonds, Goodland Project, Ellis County, Texas, Series 2026
0 .000 12/15/39 1,055,763
7,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Historymaker/Empire Projects, Fort Bend, Harris and
Waller County, Texas, Series 2026
7 .500 02/01/35 6,944,822
1,150,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development I,  Fort Bend, Waller &
Harris Counties, Texas, Series 2025
5 .875 12/01/32 1,152,920
2,300,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development II,  Fort Bend, Waller
& Harris Counties, Texas, Series 2025
5 .950 12/01/31 2,305,934
1,800,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Katy Court Project - Development III,  Fort Bend, Waller
& Harris Counties, Texas, Series 2025
6 .000 12/01/31 1,804,634
10,295,000 (d),(j) National Finance Authority, New Hampshire, Special Revenue
Bonds, Lakeside Bayou Project, Galveston County, Texas, Series
2026
0 .000 12/01/36 4,850,130
1,545,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5 .950 12/01/31 1,545,679
10,000,000 (d) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mirador Project, Travis County, Series 2025
6 .000 12/01/31 10,011,618
15,000,000 (d),(j) National Finance Authority, New Hampshire, Special Revenue
Bonds, Provence Project, Travis County Capital Appreciation
Series 2025
0 .000 12/01/31 10,549,311

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 24,500,000 (d),(j) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Lariat Phase 2 Project, Williamson County, Texas
Capital Appreciation Series 2025
0 .000% 12/15/32 $ 15,865,840
1,837,000 (d),(j) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0 .000 12/15/33 1,175,679
4,150,000 (j) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue
Sky Project Cal
0 .000 12/15/41 1,576,003
3,700,000 (d),(j) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, The Astro Sunterra Projects, Waller
County, Texas Municipal Utility Districts, Series 2026.
0 .000 12/15/34 2,157,361
13,370,000 (j) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, The La Segarra Project, Waller
County, Texas, Municipal Utility District, Series 2026.
0 .000 12/01/39 5,170,044
2,242,000 (d) New Hampshire National Finance Authority, Special Revenue
Bonds, Silverado Project Denton County Series 2024
5 .000 12/01/28 2,241,812
TOTAL NEW HAMPSHIRE 158,556,690
NEW JERSEY - 2.7%
4,980,000 Hudson County Improvement Authority, New Jersey, County
Secured Lease Revenue Bonds, Hudson County Vocational
Technical Schools Project, Series 2016
5 .000 05/01/46 4,984,414
500,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .000 11/01/35 535,602
675,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Central Jersey College Prep Charter School
Project, Series 2025
5 .000 11/01/45 691,860
900,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5 .000 07/15/32 909,804
110,000 (d) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
4 .250 09/01/27 110,418
2,000,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .000 01/01/34 2,000,351
28,800,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .375 01/01/35 30,596,383
18,000,000 (d) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6 .625 01/01/45 19,085,065
6,000,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 5,999,792
3,760,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Refunding
Series 2012, (AMT)
5 .750 09/15/27 3,767,032
2,875,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 2,879,653
5,210,000 New Jersey Economic Development Authority, Special
Facilities Revenue Bonds, Continental Airlines Inc., Series
2000A & 2000B, (AMT)
5 .625 11/15/30 5,218,433
3,000,000 New Jersey Economic Development Authority, Special Facility
Revenue Bonds, Port Newark Container Terminal LLC Project,
Refunding Series 2017, (AMT)
5 .000 10/01/37 3,039,553
5,290,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 5,355,085
14,690,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
5 .000 07/01/41 14,698,165

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
4 .125% 06/15/39 $ 1,503,496
280,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
5 .000 01/01/34 290,246
1,055,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Community Charter School of
Paterson, Series 2024A
4 .750 01/01/45 1,021,489
890,000 Passaic County Improvement Authority, New Jersey, Charter
School Revenue Bonds, Paterson Charter School for Science
and Technology, Inc. Project, Series 2025
4 .125 07/01/33 904,808
10,000,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 10,035,651
72,355,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 71,397,367
TOTAL NEW JERSEY 185,024,667
NEW MEXICO - 0.1%
450,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
4 .450 10/01/33 451,982
525,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .050 10/01/44 527,302
1,550,000 (h) Mariposa East Public Improvement District, New Mexico,
Special Levy Revenue Bonds, Series 2015B
5 .900 09/01/32 1,552,385
1,000,000 (d),(k) Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2026A
4 .350 10/01/36 1,007,058
1,000,000 New Mexico Hospital Equipment Loan Council, First Mortgage
Revenue Bonds, Haverland Carter Lifestyle Group - La Vida
Llena Expansion Project, Series 2019A
5 .000 07/01/39 1,001,760
TOTAL NEW MEXICO 4,540,487
NEW YORK - 4.6%
1,250,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5 .750 02/01/33 1,311,315
1,000,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, 261 Walton Facility LLC - Zeta Charter Schools Inc.
Project, Series 2026A
5 .250 06/01/46 1,007,569
2,000,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, 261 Walton Facility LLC - Zeta Charter Schools Inc.
Project, Series 2026B
5 .000 06/01/36 2,085,045
225,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Global Community Charter School Project, Series
2022A
5 .000 06/15/42 212,189
253,197 (g) Build New York City Resource Corporation, New York, Revenue
Bonds, Metropolitan College of New York, Series 2014
2 .625 11/01/34 202,558
5,000,000 Build New York City Resource Corporation, New York, Revenue
Bonds, Riverspring Health Senior Living Inc Project, TEMPS-50
Series 2026B-4
5 .000 12/15/31 5,003,357
5,000,000 (d) Build New York City Resource Corporation, New York, Revenue
Bonds, Riverspring Health Senior Living Inc Project, TEMPS-75
Series 2026B-3
5 .250 12/15/31 5,003,331
1,000,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,044,177
3,805,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .250 06/01/40 3,761,451
5,080,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5 .000 06/01/40 4,893,652
280,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
4 .000 06/01/31 262,303
450,000 (d) Build NYC Resource Corporation, New York, Revenue Bonds,
Richmond Preparatory Charter School Project, Social Impact
Project Series 2021A
5 .000 06/01/36 426,740

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,100,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000% 12/01/31 $ 2,100,290
1,100,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/32 1,100,111
2,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/26 2,800,115
1,500,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/32 1,494,038
4,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/33 4,761,125
2,800,000 (d) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2017
5 .000 12/01/37 2,690,638
1,500,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024A
5 .250 05/01/41 1,596,991
2,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/35 2,178,425
2,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/36 2,924,654
3,305,000 Dormitory Authority of the State of New York, Revenue Bonds,
Pace University, Series 2024B
5 .000 05/01/37 3,558,086
12,390,000 (j) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016B
0 .000 01/01/45 4,021,706
4,000,000 (h) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5 .625 01/01/55 3,720,678
4,210,000 Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Current Interest Series 2016A
5 .000 01/01/56 3,530,165
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
5 .890 02/01/32 1,006,376
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .470 02/01/33 1,024,057
330,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
4 .760 02/01/27 330,174
470,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .050 02/01/31 458,243
3,560,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450 02/01/41 3,154,266
4,795,000 Jefferson County Civic Facility Development Corporation, New
York, Revenue Bonds, Samaritan Medical Center Project, Series
2017A
4 .000 11/01/42 4,056,031
1,000,000 (g) Madison County Capital Resource Corporation, New York,
Revenue Bonds, Cazenovia College Project, Series 2019A
5 .500 09/01/26 148,000
605,000 (e) Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Variable Rate Demand
Obligations, Series 2002G-1 (SOFR*0.67% + 0.430%)
2 .855 11/01/26 604,029
500,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .000 07/01/32 513,141
1,390,000 (d) Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Academy of Health Sciences Charter
School Project, Social Impact Series 2022
5 .625 07/01/42 1,420,469

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 27,835,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000% 11/15/51 $ 27,838,630
5,500,000 MTA Hudson Rail Yards Trust Obligations, New York,
MTA Financing Agreement Payable by the Metropolitan
Transportation Authority, Series 2016A
5 .000 11/15/56 5,500,611
400,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014B
5 .000 07/01/29 401,786
325,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4 .000 12/15/31 328,934
1,475,000 (d) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5 .250 12/15/31 1,520,489
250,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4 .375 12/15/31 254,310
6,360,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .300 10/01/27 3,943,200
1,685,000 (g) New York City Industrial Development Agency, New York, Civic
Facility Revenue Bonds, Bronx Parking Development Company,
LLC Project, Series 2007
2 .350 10/01/46 1,044,700
5,040,000 New York Counties Tobacco Trust IV, Tobacco Settlement Pass-
Through Bonds, Turbo Term Series 2005A
5 .000 06/01/42 4,240,332
78,125,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 78,202,531
7,955,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .150 11/15/34 7,962,974
2,500,000 (d) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 2 Series
2014
5 .375 11/15/40 2,502,020
1,180,000 New York Transportation Development Corporation, New York,
Facility Revenue Bonds, Thruway Service Areas Project, Series
2021, (AMT)
4 .000 10/31/41 1,162,755
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A - AGM Insured, (AMT)
4 .000 07/01/35 2,500,042
11,630,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .000 07/01/46 11,630,726
7,415,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5 .250 01/01/50 7,414,612
1,000,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2021, (AMT)
3 .000 08/01/31 968,357
2,200,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .250 06/30/49 2,237,285
1,955,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, John F Kennedy International
Airport New Terminal 1 Project, Green Series 2024, (AMT)
5 .000 06/30/60 1,947,092
1,435,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023 -
AGM Insured, (AMT)
5 .000 06/30/49 1,453,315
3,030,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5 .375 06/30/60 3,048,445

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,780,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2022, (AMT)
5 .000% 12/01/38 $ 1,880,234
4,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/34 4,082,239
4,470,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2018, (AMT)
5 .000 01/01/36 4,550,128
13,505,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
4 .000 10/01/30 13,807,827
10,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6 .000 04/01/35 11,172,809
6,665,000 (d) Niagara Area Development Corporation, New York, Solid
Waste Disposal Facility Revenue Refunding Bonds, Covanta
Energy Project, Series 2018A, (AMT)
4 .750 11/01/42 6,130,310
1,250,000 Onondaga Civic Development Corporation, New York,
Revenue Bonds, Crouse Health Hospital Inc. Project, Refunding
Series 2024A
5 .125 08/01/44 1,202,754
3,000,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, One Hundred Ninety-Seventh Series 2016,
(AMT)
5 .000 11/15/32 3,023,133
2,580,000 (j) Suffolk Tobacco Asset Securitization Corporation, New York,
Tobacco Settlement Asset-Backed Bonds, Series 2021B-2
0 .000 06/01/66 224,597
9,385,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/30 8,513,507
4,895,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/31 4,331,302
1,230,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/32 1,060,828
5,700,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/33 4,815,724
2,000,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/34 1,657,057
5,705,000 Syracuse Industrial Development Authority, New York, PILOT
Revenue Bonds, Carousel Center Project, Refunding Series
2016A, (AMT)
5 .000 01/01/35 4,647,854
6,600,000 (d) Westchester County Local Development Corporation, New
York, Revenue Bond, Purchase Senior Learning Community, Inc.
Project, Accd Inv Series 2021A
5 .000 07/01/36 6,785,715
75,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/27 75,562
480,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/32 505,024
525,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/37 549,696
500,000 Westchester County Local Development Corporation, New
York, Revenue Bonds, Kendal on Hudson Project, Refunding
Series 2022B
5 .000 01/01/41 520,268
TOTAL NEW YORK 320,045,209

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH CAROLINA - 0.1%
$ 900,000 North Carolina Medical Care Commission, Health Care
Facilities Revenue Bonds, Lutheran Services for the Aging,
Series 2021A
4 .000% 03/01/36 $ 905,991
910,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .000 10/01/40 985,632
535,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, United Methodist Retirement
Homes, Series 2025A
5 .125 10/01/45 566,520
4,400,000 North Carolina Turnpike Authority, Monroe Expressway
Toll  Revenue Bonds, Series 2017A
5 .000 07/01/47 4,400,598
TOTAL NORTH CAROLINA 6,858,741
NORTH DAKOTA - 0.3%
3,115,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/34 3,102,890
4,000,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 3,971,260
1,500,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 1,436,345
11,610,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/48 10,375,977
1,100,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 953,959
TOTAL NORTH DAKOTA 19,840,431
OHIO - 3.6%
1,000,000 (i) Akron, Bath and Copley Joint Township Hospital District,
Ohio, Hospital Facilities Revenue Bonds, Summa Health
System, Refunding & Improvement Series 2016, (Pre-refunded
11/15/26)
5 .250 11/15/41 1,009,122
4,760,000 (d) Blanchard Valley Port Authority, Ohio, Multifamily Housing
Revenue Bonds, Liberty Assisted Living - Findlay Project, Series
2026A
6 .250 01/01/46 4,876,176
3,915,000 (j) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 265,962
34,400,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 26,985,197
9,050,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5 .000 11/15/45 9,056,127
9,825,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio,
Development Revenue Bonds, Pinecrest Public Improvement
Project, Series 2017
7 .000 11/15/48 10,051,263
750,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .250 01/01/34 772,798
885,000 (d) Cleveland-Cuyahoga County Port Authority, Ohio, Lease
Revenue Bonds, Constellation Schools Project, Refunding &
improvement Series 2024A
5 .375 01/01/39 905,176
1,670,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Silver Birch of Columbus Project,
Series 2025A
6 .050 01/01/46 1,729,382
1,250,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Vivera Brookshire Project, Series
2026A
6 .300 01/01/46 1,272,905
1,390,000 (d) Columbus-Franklin County Finance Authority, Ohio, Multifamily
Housing Revenue Bonds, Vivera Rosewood Project, Series
2026A.
6 .300 01/01/46 1,415,470
7,040,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 7,080,410
3,305,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .375 05/15/37 3,395,976

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,310,000 Cuyahoga County Ohio, Health Care and Independent Living
Facilities, Revenue Refunding Bonds, Eliza Jennings Senior
Care Network, Series 2022A
5 .500% 05/15/42 $ 4,373,215
1,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/37 1,003,486
4,980,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .000 02/15/42 4,980,775
5,000,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .250 02/15/47 5,005,710
8,440,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/52 8,450,775
15,415,000 Cuyahoga County, Ohio, Hospital Revenue Bonds, MetroHealth
System, Series 2017
5 .500 02/15/57 15,430,273
4,340,000 Evans Farm New Communty Authority, Ohio, Community
Development Charge Revenue Bonds, Evans Farm Mixed-Use
Project, Series 2020
3 .750 12/01/38 4,076,171
500,000 Franklin County, Ohio, Health Care Facilities Revenue
Bonds, Friendship Village of Dublin, Ohio, Inc., Refunding
&Improvement Series 2014
5 .000 11/15/26 500,309
2,000,000 Greater Cincinnati Port Development Authority, Ohio, Tax
Increment Revenue Bonds, RBM Phase 3 Garage Project Series
2024
5 .000 12/01/44 2,074,222
18,425,000 (d),(e) Jefferson County Port Authority, Ohio, Economic Development
Revenue Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023,
(AMT), (Mandatory Put 12/01/28)
5 .000 12/01/53 18,855,314
415,000 Jeffrey Place New Community Authority, Ohio, Jeffrey Place
Redevelopment Bonds, Series 2007A
5 .000 12/01/32 414,380
3,800,000 (e) Lancaster Port Authority, Ohio, Gas Supply Revenue Bonds,
Series 2024A, (Mandatory Put 8/01/30)
5 .000 02/01/55 4,033,362
520,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
4 .375 12/01/30 526,262
500,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/35 529,670
725,000 Norwood, Ohio, Special Obligation Revenue Bonds,
Rookwood Exchange Project, Refunding Series 2025
5 .000 12/01/41 755,764
5,600,000 (d) Ohio Air Quality Development Authority, Ohio, Exempt
Facilities Revenue Bonds, AMG Vanadium Project, Series 2019,
(AMT)
5 .000 07/01/49 5,250,626
17,370,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A
4 .750 06/01/33 18,091,894
1,080,000 (d) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 20017
5 .125 01/01/32 1,081,856
13,040,000 (d) Ohio Housing Finance Agency,  Multifamily Housing Revenue
Bonds, Sanctuary at Springboro Project, Series 2017
5 .450 01/01/38 13,056,207
1,710,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Canal Winchester Project, Series 2025A
6 .300 01/01/45 1,788,870
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Fairborn Project, Series 2026A
6 .125 01/01/46 1,028,752
710,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Grove City Project, Series 2026A
6 .125 01/01/46 730,414
4,425,000 Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Holland Project, Series 2025A
6 .300 01/01/45 4,629,093
2,005,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch Bedford Heights, Series 2025
6 .375 01/01/45 2,139,153
4,210,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Amherst, Series 2025A
6 .250 01/01/45 4,465,042
1,100,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Canton, Series 2025
6 .250 01/01/45 1,166,638
1,000,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Cuyahoga Falls, Series 2025A
6 .250 01/01/45 1,060,580
730,000 (d) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6 .000 01/01/45 755,746

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 3,540,000 Ohio State, Private Activity Bonds, Portsmouth Gateway Group,
LLC - Borrower, Portsmouth Bypass Project, Series 2015, (AMT)
5 .000% 12/31/39 $ 3,540,115
35,080,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 36,537,918
1,000,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Multifamily Housing Revenue Bonds, Vivera Northbrook
Project, Series 2025A
6 .500 01/01/45 1,062,551
405,000 (d) Port of Greater Cincinnati Development Authority, Ohio, Public
Improvement TOT Revenue Bonds, Series 2021
3 .750 12/01/31 411,585
800,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
4 .750 03/01/36 805,218
1,000,000 (d) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5 .000 03/01/41 1,003,669
1,120,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
5 .375 03/01/27 1,120,151
2,000,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,999,996
5,000,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .375 12/01/37 5,397,680
1,445,000 West Central Port Authority, Ohio, Revenue Bonds, Global
Impact Stem Academy Project, Series 2025A
5 .000 12/01/40 1,499,745
1,235,000 West Central Port Authority, Ohio, Revenue Bonds, Global
Impact Stem Academy Project, Series 2025A
5 .000 12/01/45 1,244,512
TOTAL OHIO 249,693,663
OKLAHOMA - 0.8%
1,500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .000 08/15/38 1,520,844
2,600,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 2,615,428
2,000,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 2,009,192
1,780,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/30 1,804,833
730,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .000 11/15/32 739,292
2,500,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 2,515,002
3,705,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Refunding Series 2001B, (AMT)
5 .500 12/01/35 3,705,809
33,125,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/35 37,553,425
5,000,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6 .250 12/01/40 5,551,858
TOTAL OKLAHOMA 58,015,683
OREGON - 0.8%
1,500,000 Forest Grove, Oregon, Campus Improvement Revenue Bonds,
Pacific University Project, Refunding Series 2015A
5 .000 05/01/36 1,500,608
860,000 Multnomah County Hospital Facilities Authority, Oregon,
Revenue Bonds, Terwilliger Plaza-Parkview Project, Refunding
Green Series 2021A
4 .000 12/01/36 837,684
3,030,000 (d) Oregon Facilities Authority Charter School Revenue Bonds,
Oregon, Portland Village School Project, Series 2024
6 .500 12/15/44 3,029,742
13,475,000 Oregon Facilities Authority, Revenue Bonds, Legacy Health
Project, Series 2016A
5 .000 06/01/46 13,479,953

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON (continued)
$ 465,000 (d) Oregon Facilities Authority, Revenue Bonds, Metro East Web
Academy Project, Series 2019A
3 .750% 06/15/29 $ 457,511
75,000 Oregon Housing and Community Services Department,
Multifamily Housing Revenue Bonds, Series 2012B, (AMT)
3 .700 07/01/32 75,002
1,000,000 (d) Oregon State Facilities Authority, Oregon, Charter School
Revenue Bonds, Academy for Character Education, Series
2022A
6 .750 06/15/42 1,063,659
9,150,000 (d) Port of Morrow, Morrow County Oregon, Full Faith and Credit
Obligations, Series 2024A
5 .150 10/01/26 9,151,406
7,860,000 Port of Portland, Oregon, International Airport Revenue Bonds,
Series 2017-24B, (AMT)
5 .000 07/01/47 7,877,628
1,135,000 Port of Saint Helens, Oregon, Pollution Control Revenue Bonds,
Boise Cascade Project, Series 1997
5 .650 12/01/27 1,136,675
4,805,000 Portland, Oregon, Water System Revenue Bonds, Refunding
First Lien Series 2016A
4 .000 04/01/38 4,787,606
4,995,000 Portland, Oregon, Water System Revenue Bonds, Refunding
First Lien Series 2016A
4 .000 04/01/39 4,958,214
4,995,000 Portland, Oregon, Water System Revenue Bonds, Refunding
First Lien Series 2016A
4 .000 04/01/40 4,936,456
TOTAL OREGON 53,292,144
PENNSYLVANIA - 2.5%
1,480,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5 .000 05/01/42 1,488,069
3,885,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2024
5 .000 05/01/42 4,062,458
2,725,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2025
6 .000 05/01/42 3,025,805
2,895,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Series 2022
5 .250 05/01/42 3,016,810
7,000,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 7,020,349
2,010,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 2,067,935
425,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/32 438,348
2,850,000 (d) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 2,966,226
1,500,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,505,813
3,535,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017C
5 .000 05/15/47 3,536,953
2,387,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 2,532,734
39,651,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 37,902,482
5,693,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
6 .000 06/30/44 4,302,171
2,000,000 (h) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024B-2
8 .000 06/30/44 1,135,864
1,725,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Grand View Hospital, Series 2021
5 .000 07/01/38 1,801,143

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 295,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000% 12/01/30 $ 279,094
415,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
4 .000 12/15/27 416,585
76,000 (d) Chester County Industrial Development Authority,
Pennsylvania, Special Obligation Bonds, Woodlands at
Greystone Project, Series 2018
4 .375 03/01/28 76,336
2,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2017
5 .125 10/15/41 1,100,000
5,000,000 (d) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6 .250 10/15/53 2,750,000
100,000 Delaware County Authority, Pennsylvania, Revenue Bonds,
Elwyn, Inc. Project, Series 2017
5 .000 06/01/27 100,778
500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, United Zion Retirement Community, Series 2017A
5 .000 12/01/32 499,796
490,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds, Seven Generations Charter
School, Series 2021A
4 .000 05/01/31 480,789
1,000,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 942,272
1,465,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Camelback
Pocono Township Tax Project, Refunding Series 2025
5 .000 07/01/33 1,505,672
3,165,000 Monroe County Industrial Development Authority,
Pennsylvania, Special Obligation Revenue Bonds, Tobyhanna
Township Project, Refunding Series 2025
5 .000 07/01/31 3,257,037
10,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2025A
5 .000 11/15/42 10,539,382
820,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2015
5 .000 01/01/30 820,769
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Whitemarsh Continuing Care
Retirement Community Project, Series 2018A
5 .250 01/01/48 1,000,440
1,000,000 Montgomery County Redevelopment Authority, Pennsylvania,
Special Obligation Revenue Bonds, River Pointe Project Series
2023
6 .500 09/01/43 1,046,905
5,160,000 (a),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10 .000 12/01/40 516
5,160,000 (a),(d),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 516
6,055,000 (a),(g) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10 .000 12/01/31 605
5,000,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 5,005,031
1,300,000 (e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009B, (Mandatory Put 6/01/27)
5 .250 12/01/38 1,301,469
500,000 Pennsylvania Economic Development Financing Authority,
Pennsylvania, Private Activity Revenue Bonds, The PennDOT
Major Bridges Package One Project, Series 2022, (AMT)
5 .500 06/30/39 541,164
2,500,000 Pennsylvania Economic Development Financing Authority,
Private Activity Revenue Bonds, Pennsylvania Rapid Bridge
Replacement Project, Series 2015, (AMT)
5 .000 12/31/38 2,500,934

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 6,100,000 (d),(e) Pennsylvania Economic Development Financing Authority,
Solid Waste Disposal Revenue Bonds, Noble Environmental,
Inc. Project, Series 2026, (AMT), (Mandatory Put 3/01/31)
5 .450% 03/01/56 $ 6,321,867
15,830,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Drexel University, Refunding Series 2017
5 .000 05/01/41 15,959,076
1,375,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding Subordinate Third Series 2017
5 .000 12/01/40 1,406,410
5,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2017B-1
5 .000 06/01/42 5,074,231
200,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/31 201,296
500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/32 502,878
2,970,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/37 2,974,782
2,500,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Series 2017A
5 .000 07/01/42 2,501,565
7,000,000 Philadelphia Authority for Industrial Development Senior Living
Facilities, Philadelphia, Pennsylvania, Revenue Bonds, Wesley
Enhanced Living Obligated Group, Taxable Series 2017B
6 .250 07/01/31 6,756,169
225,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Mast Community
Charter School II Project, Series 2020A
5 .000 08/01/30 230,877
5,000,000 (d) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5 .125 12/15/44 4,868,714
2,540,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Sciences in
Philadelphia, Series 2017
5 .000 11/01/47 2,542,902
6,130,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2017B, (AMT)
5 .000 07/01/47 6,156,597
875,000 Quakertown General Authority Health Facilities Revenue USDA
Loan Anticipation Notes and Revenue Bonds for LifeQuest
Obligated Group, Pennsylvania, Series 2017C
5 .300 07/01/42 853,351
5,000,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/36 4,748,823
TOTAL PENNSYLVANIA 172,068,788
PUERTO RICO - 2.9%
10,500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Forward Delivery Series 2022A
5 .000 07/01/33 11,116,092
200,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 208,071
275,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/33 289,507
500,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021A
5 .000 07/01/37 522,384
4,365,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 4,595,260
334,000 (d) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 348,953
11,790,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6 .125 07/01/40 8,258,316
1,100,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV
5 .500 01/01/27 753,782
835,000 Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding National Series 2007VV - NPFG Insured
5 .250 07/01/32 845,474
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
3 .957 01/01/27 1,506

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2010DDD
5 .000% 01/01/27 $ 701,999
3,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Refunding Series 2012A
5 .000 07/01/42 2,110
470,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2003NN
5 .500 01/01/26 323,557
200,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 138,174
1,140,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 800,279
6,205,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 01/01/27 4,302,614
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2007TT
5 .000 07/01/32 1,384
2,140,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/27 1,481,247
4,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 2,795
9,660,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/28 6,751,541
7,020,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010AAA
5 .250 07/01/29 4,908,915
50,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .000 01/01/27 35,213
1,995,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010CCC
5 .250 07/01/27 1,368,611
110,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010XX
5 .250 07/01/27 79,180
350,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/26 241,805
1,260,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 07/01/26 861,934
1,145,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 785,152
13,275,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 9,169,815
1,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .250 01/01/27 687,627
1,090,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
5 .000 07/01/28 754,945
45,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .050 01/01/27 31,720
8,375,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
4 .800 07/01/29 6,417,344
3,000,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2013A
5 .000 07/01/29 2,086,803
500,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2016D-4-RSA-1
7 .500 01/01/27 323,778
2,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series WW
5 .375 01/01/27 1,393
6,135,000 (g) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5 .400 07/01/28 4,278,255
635,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds,
Refunding Series 2005SS
4 .625 07/01/30 442,883
2,255,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/26 1,561,743
35,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 01/01/27 24,649
115,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/27 79,605
1,240,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000 07/01/32 858,574

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 2,310,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5 .000% 07/01/37 $ 1,601,799
2,850,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 1,984,828
5,595,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .375 01/01/27 3,896,532
280,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 01/01/27 192,757
130,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .000 07/01/28 91,716
1,060,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .250 07/01/33 730,845
3,990,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2008WW
5 .500 07/01/38 2,743,157
2,000,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 07/01/25 1,374,018
975,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5 .250 01/01/27 670,385
2,100,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/26 1,451,753
400,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
4 .625 01/01/27 277,846
50,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 01/01/27 34,784
490,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010CCC
5 .000 07/01/28 339,139
695,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
4 .625 01/01/27 483,468
4,320,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010ZZ
5 .250 01/01/27 3,019,029
730,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/33 490,086
3,415,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
6 .750 07/01/36 2,300,024
6,875,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
5 .000 07/01/42 4,836,144
745,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7 .000 07/01/43 500,157
2,460,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
5 .950 07/01/30 1,884,975
3,220,000 (g) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6 .250 07/01/40 2,447,434
3,975,477 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5 .250 07/01/38 3,976,387
1,750,000 Puerto Rico Industrial, Tourist, Educational, Medical and
Environmental Control Facilities Financing Authority, Dock and
Wharf Revenue Bonds, San Juan Cruise Terminal Project, Series
2023A-3
6 .750 01/01/46 2,012,972
87,086,000 (j) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 32,554,453
9,539,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 9,438,811
6,235,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 6,235,595
11,688,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 11,693,596
3,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 2,941,725
1,362,349 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,442,457
18,136,460 (j) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 13,308,377

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 91,769 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/35 $ 92,646
438,808 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 440,659
635,897 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 619,913
6,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 5,503,816
275,000 University of Puerto Rico, University System Revenue Bonds,
Refunding Series 2006P
5 .000 06/01/30 273,080
TOTAL PUERTO RICO 198,330,352
RHODE ISLAND - 0.3%
8,010,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/31 8,013,588
11,975,000 Rhode Island Health and Educational Building Corporation,
Hospital Financing Revenue Bonds, Care New England Issue,
Refunding Series 2016B
5 .000 09/01/36 11,975,294
4,000,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
5 .000 06/01/50 3,999,920
TOTAL RHODE ISLAND 23,988,802
SOUTH CAROLINA - 0.6%
405,000 (d) Goose Creek, South Carolina, Assessment Revenue Bonds,
Carnes Crossroads Improvement District, Series 2025
5 .000 10/01/35 424,340
1,000,000 (d) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .625 11/01/31 923,486
1,265,000 (d) Richland County, South Carolina, Special Assessment Revenue
Bonds, Village at Sandhill Improvement District, Refunding
Series 2021
3 .750 11/01/36 1,092,850
3,325,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 3,194,011
500,000 (d) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Palmetto Scholars
Academy Project, Series 2015A
5 .125 08/15/35 495,348
700,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .000 06/15/29 695,515
1,400,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/39 1,365,887
2,000,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, High Point Academy
Project, Series 2018A
5 .750 06/15/49 1,907,264
2,160,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Libertas Woodruff
Project, Series 2025A
7 .000 08/15/45 2,294,409
1,610,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
6 .250 06/01/35 1,630,573
6,840,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .000 06/01/45 7,076,381
6,000,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Series 2025A
7 .125 06/01/60 6,115,566
780,000 South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Mountain View
Preparatory Project, Taxable Series 2025B
8 .750 06/01/32 778,894
200,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
4 .000 06/15/31 189,069

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH CAROLINA (continued)
$ 920,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2021A
5 .000% 06/15/41 $ 815,339
325,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .125 06/15/33 334,582
940,000 (d) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Virtus Academy Project,
Series 2023A
6 .750 06/15/43 957,622
1,500,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .000 12/01/35 1,568,574
2,200,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .000 12/01/40 2,251,584
850,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Rolling Green Village Project, Series
2025A
5 .500 12/01/45 882,220
750,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5 .250 11/15/39 787,680
1,000,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .000 10/01/35 1,049,019
1,275,000 (d) South Carolina Jobs-Economic Development Authority,
Revenue Bonds, Wesley Commons Project, Series 2025A
5 .000 10/01/40 1,302,114
85,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5 .000 12/01/28 85,110
TOTAL SOUTH CAROLINA 38,217,437
SOUTH DAKOTA - 0.0%
2,930,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Avera Health, Refunding Series 2017
5 .000 07/01/46 2,944,697
TOTAL SOUTH DAKOTA 2,944,697
TENNESSEE - 1.2%
2,250,000 (d) Bartlett Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Union Depot Project, Series 2026
6 .200 07/01/49 2,315,092
3,245,000 (d),(j) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/26 3,186,840
8,810,000 (d),(j) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0 .000 12/01/31 6,646,609
7,400,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .000 12/01/35 7,399,674
1,000,000 (d) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Series 2016A
5 .125 12/01/42 988,979
315,000 Bristol Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Pinnacle Project, Series 2016
5 .000 06/01/27 309,970
16,750,000 (d),(e) Kingsport Industrial Development Board, Tennessee, Exempt
Facility Revenue Bonds, Domtar Project, Series 2024, (AMT),
(Mandatory Put 11/15/29)
5 .250 12/01/54 15,419,353
1,190,000 Knox County Health, Educational and Housing Facilities Board,
Tennessee, Revenue Bonds, University Health System, Inc.,
Series 2017
5 .000 04/01/36 1,196,305
175,000 (g) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
4 .750 07/01/27 168,478
6,500,000 (d) Memphis-Shelby County Community Redevelopment Agency,
Tennessee, Revenue Notes Series 2016
7 .250 04/01/38 6,506,283
11,000,000 (d),(h) Metropolitan Government of Nashville-Davidson County
Industrial Development Board, Tennessee, Tax Increment
Revenue Bonds, Rivergate Mall Project, Convertible
Appreciation Series 2026
6 .750 06/01/46 9,352,966

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 500,000 (d) Shelby County Health, Educational, Housing, and Facility
Board, Tennessee, Student Housing Revenue Bonds, Madrone
Memphis Student Housing, I LLC - University of Memphis
Project Series 2024A-1
5 .000% 06/01/44 $ 508,218
4,000,000 (e) Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2024A, (Mandatory Put 12/01/29)
5 .000 10/01/54 4,229,069
5,000,000 (e) The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Commodity Project,  Series 2021A, (Mandatory Put
11/01/31)
5 .000 05/01/52 5,287,491
20,750,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 20,814,024
TOTAL TENNESSEE 84,329,351
TEXAS - 10.8%
2,375,000 Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, First-Lien Series 2021A
4 .000 10/01/50 1,919,365
9,535,000 (d) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5 .000 10/01/50 8,365,526
400,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
4 .500 09/15/35 403,429
700,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Crystal Park
Public Improvement District 2 Improvement Area 1 Project,
Series 2025
5 .500 09/15/45 724,523
595,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 1 Project, Series 2019
5 .750 09/01/29 615,558
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Area 2 Project, Series 2022
5 .750 09/01/42 1,070,755
295,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Hurricane
Creek Public Improvement District Major Improvement Area
Project, Series 2019
6 .000 09/01/29 306,290
1,500,000 (k) Anna, Texas, Special Assessment Revenue Bonds, Liberty Hills
Public Improvement District 2 Improvement Area 1 Project,
Series 2026
5 .375 09/15/46 1,506,949
405,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
4 .875 09/15/31 411,926
850,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Meadow
Vista Public Improvement District Area 1 Project, Series 2024
5 .500 09/15/44 880,111
1,300,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley
Farms Public Improvement District Improvement Area 1
Project, Series 2026
4 .000 09/15/36 1,281,774
1,100,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley
Farms Public Improvement District Improvement Area 1
Project, Series 2026
5 .350 09/15/46 1,114,205
97,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .250 09/15/26 96,888
500,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
3 .750 09/15/31 500,614
250,000 (d) Anna, Texas, Special Assessment Revenue Bonds, Sherley Tract
Public Improvement District 2 Area 1 Project, Series 2021
4 .000 09/15/41 236,192
318,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
4 .875 09/15/30 325,030
900,000 Anna, Texas, Special Assessment Revenue Bonds, The Woods
and Lindsey Place Public Improvement District Area 1 Project,
Series 2023
5 .625 09/15/43 947,896
1,000,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
4 .250 09/15/35 1,013,542
1,300,000 (d) Anna, Texas, Special Assessment Revenue Bonds, The Woods
at Lindsey Place Public Improvement District 2 Improvement
Area 2-3 Projects, Series 2025
5 .200 09/15/45 1,331,346
130,000 Argyle, Texas, Special Assessment Revenue Bonds, Highlands
of  Argyle Public Improvement District 1 Project, Series 2017
4 .250 09/01/27 130,557

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 645,000 (d) Argyle, Texas, Special Assessment Revenue Bonds, Waterbrook
of  Argyle Public Improvement District Project, Series 2018
4 .625% 09/01/28 $ 650,592
2,000,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Basis Texas Charter Schools, Series
2025
5 .125 06/15/40 2,058,192
2,000,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .250 08/15/34 1,996,339
1,250,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .500 08/15/39 1,239,421
1,300,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
4 .750 08/15/44 1,270,432
3,865,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
5 .000 08/15/49 3,758,603
3,855,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Great Hearts America - Texas, Series
2024A
5 .000 08/15/54 3,663,535
1,105,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .000 02/15/31 1,062,672
4,610,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2021A
4 .125 02/15/41 3,892,868
630,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
5 .000 02/15/32 631,952
2,500,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .000 02/15/42 2,516,984
3,000,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Refunding Series 2022A
6 .750 02/15/62 3,020,214
2,880,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Legacy Traditional Schools - Texas
Project, Series 2022A
6 .500 02/15/57 2,881,105
1,245,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
5 .500 06/01/32 1,268,045
5,085,000 (d) Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Magellan International School,
Series 2022
6 .000 06/01/42 5,176,025
380,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, UME Preparatory Academy, Taxable
Series 2017A
4 .550 08/15/28 381,228
4,275,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education, Series 2016A
5 .000 12/01/46 4,277,948
400,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .375 12/31/30 402,163
550,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Duck Point Public Improvement District, Series 2025
4 .625 12/31/35 562,031
114,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
2 .500 09/01/26 113,729
622,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Jackson Ridge Public Improvement District Phases 3A
Project, Series 2021
3 .000 09/01/31 589,437
335,000 (d) Aubrey, Denton County, Texas, Special Assessment Revenue
Bonds, Winn Ridge South Public Improvement District Project,
Series 2017
5 .500 09/01/27 338,923
165,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/30 165,635

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,800,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000% 01/01/31 $ 1,806,399
1,700,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/32 1,705,464
985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/33 987,828
580,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding First Tier Series 2017A
5 .000 01/01/34 581,466
1,680,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/27 1,684,401
990,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/28 993,397
1,445,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/29 1,449,730
880,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/30 882,522
1,985,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/32 1,989,433
1,525,000 Austin Convention Enterprises Inc., Texas, Convention Center
Hotel Revenue Bonds, Refunding Second Tier Series 2017B
5 .000 01/01/34 1,527,360
7,500,000 Austin, Texas, Airport System Revenue Bonds, Series 2017B,
(AMT)
5 .000 11/15/46 7,507,651
8,820,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2017
4 .000 11/15/38 8,758,173
275,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 1, Series 2019
4 .000 11/01/29 276,060
800,000 (d) Austin, Travis, Williamson and Hays Counties, Texas,
Special Assessment Revenue Bonds, Whisper Valley Public
Improvement District Improvement Area 2, Series 2022
5 .375 11/01/42 833,896
378,000 (d) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
4 .625 09/15/32 388,093
750,000 (d) Balch Springs, Texas, Special Assessment Revenue Bonds,
Public Improvement District 1 Project, Series 2025
5 .625 09/15/45 788,703
250,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
4 .500 09/01/31 255,885
610,000 (d) Bastrop County, Texas, Special Assessment Revenue Bonds,
Double Eagle Ranch Public Improvement District Improvement
Area 2 Project Series 2024
5 .250 09/01/44 631,170
500,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .250 09/01/30 505,625
630,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
4 .625 09/01/35 654,356
625,000 (d) Bastrop, Texas, Special Assessment Revenue Bonds, Valverde
Public Improvement District Improvement Area 1, Series 2025
5 .375 09/01/45 644,082
785,000 Baytown Municipal Development District, Texas, Hotel Revenue
Bonds, Baytown Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 684,979
97,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .125 09/01/26 97,027
565,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
4 .750 09/01/31 561,009
1,645,000 (d) Bee Cave, Travis County, Texas, Special Assessment Revenue
Bonds, Backyard Public Improvement District Project, Series
2021
5 .000 09/01/41 1,635,893
350,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
4 .500 09/15/32 357,315
575,000 (d) Blue Ridge, Collin County, Texas, Special Assessment Revenue
Binds, Blue Ridge Crossing Public Improvement District Project,
Series 2025
5 .625 09/15/45 601,818

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 303,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
4 .250% 09/15/30 $ 307,034
1,010,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2024
5 .125 09/15/43 1,036,754
661,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
4 .500 09/15/32 675,887
800,000 (d) Boyd Public Improvement District 1, Texas, Special Assessment
Revenue Bonds, Improvement Area 1 Project Series 2025
5 .625 09/15/45 839,295
835,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5 .875 09/01/45 859,409
1,000,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
5 .750 09/01/33 1,017,854
2,200,000 (d) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6 .625 09/01/45 2,262,206
130,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/27 126,784
135,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .000 09/01/28 129,079
140,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .125 09/01/29 131,585
145,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/30 134,427
150,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/31 136,432
315,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .250 09/01/33 274,797
335,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/35 286,603
540,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .500 09/01/38 434,846
595,000 Caddo Mills Municipal Management District No. 1, Texas,
General Obligation Bonds, Tax Road Series 2021
2 .750 09/01/41 466,701
670,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phase 1 Project, Series
2018
4 .625 09/01/28 677,175
880,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cambridge
Crossing Public Improvement District Phases 2-7 Major
Improvement Project, Series 2018
5 .000 09/01/28 892,728
137,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .375 09/01/27 137,108
430,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina Hills
Public Improvement District Project, Series 2022
4 .625 09/01/32 432,897
195,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Celina
Sutton Fields II Public Improvement District Neighborhood
Improvement Areas 2-3 Project, Series 2019
4 .125 09/01/39 187,234
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Creeks of
Legacy Public Improvement District Phase 2 Project, Series
2018
5 .125 09/01/28 50,764
279,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 1
Project, Series 2026
4 .000 09/01/33 280,000
555,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District Improvement Area 2
Project, Series 2026
4 .125 09/01/36 559,472
1,630,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Cross Creek
Meadows Public Improvement District, Improvement Area 1
District Series 2023
5 .375 09/01/43 1,695,970
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .250 09/01/26 49,938
200,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 1 Project, Series 2021
3 .750 09/01/31 194,988

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Edgewood
Creek Public Improvement District Phase 2-3 Major
Improvement Project, Series 2021
4 .750% 09/01/31 $ 175,694
95,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1 Project, Series
2016
4 .200 09/01/27 95,066
130,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Phase 1B, Series 2018
4 .750 09/01/28 131,536
225,000 Celina, Texas, Special Assessment Revenue Bonds, Glen
Crossing Public Improvement District Project, Series 2018
5 .000 09/01/28 228,300
125,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
2 .750 09/01/27 122,817
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .125 09/01/32 330,317
875,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Hillside
Village Public Improvement District Project, Series 2022
3 .375 09/01/42 718,986
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
4 .625 09/01/32 353,158
450,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Lakes at
Mustang Ranch Public Improvement District Phase 8-9 Project,
Series 2025
5 .500 09/01/45 460,962
600,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
4 .750 09/01/35 604,622
1,020,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Legacy
Celina Public Improvement District Project, Series 2025
5 .875 09/01/45 1,046,858
800,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Improvement Area 2B Project,
Series 2026
5 .250 09/01/46 807,885
306,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
4 .375 09/01/30 310,399
1,225,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1 Project, Series 2023
5 .125 09/01/43 1,268,189
150,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Mosaic
Public Improvement District Phase 1B Project, Series 2024
4 .375 09/01/31 152,405
200,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
4 .250 09/01/31 197,390
650,000 Celina, Texas, Special Assessment Revenue Bonds, North Sky
Public Improvement District Improvement Area 1B Project,
Series 2024
5 .000 09/01/44 652,143
845,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 1 Project, Series 2017
5 .750 09/01/32 857,797
308,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Direct Improvement
Project, Series 2022
4 .000 09/01/32 301,591
355,000 Celina, Texas, Special Assessment Revenue Bonds, Ownsby
Farms Public Improvement District Phase 2 Major Improvement
Project, Series 2017
6 .125 09/01/32 359,973
450,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
5 .750 09/01/30 466,571
1,700,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Parvin
Public Improvement District Project, Series 2023
6 .500 09/01/43 1,759,532
136,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .250 09/01/27 134,389
350,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 1 Project, Series
2022
3 .625 09/01/32 338,450
300,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .350 09/01/30 302,105

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
4 .600% 09/01/35 $ 408,427
600,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields East Public Improvement District Phase 2 Project, Series
2025
5 .375 09/01/45 607,354
100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
2 .875 09/01/27 98,394
250,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .250 09/01/32 236,710
1,175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Sutton
Fields II Public Improvement District Neighborhood
Improvement Area 5 Project, Series 2022
3 .500 09/01/42 998,003
75,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
3 .500 09/01/26 74,848
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Initial Major
Improvement Project, Series 2021
4 .000 09/01/31 486,653
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
2 .750 09/01/26 49,884
400,000 (d) Celina, Texas, Special Assessment Revenue Bonds, The Parks
at Wilson Creek Public Improvement District Phase 1 Project,
Series 2021
3 .250 09/01/31 380,086
50,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
4 .375 09/01/26 50,031
100,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells North
Public Improvement District Neighborhood Improvement Area
1 Project, Series 2016
5 .000 09/01/36 100,184
46,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
2 .500 09/01/26 45,886
175,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .000 09/01/31 162,820
500,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
4 Project, Series 2021
3 .375 09/01/41 420,853
88,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .500 09/01/27 88,276
255,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
5 Project, Series 2022
4 .875 09/01/32 264,067
145,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
4 .625 09/01/31 147,330
475,000 (d) Celina, Texas, Special Assessment Revenue Bonds, Wells South
Public Improvement District Neighborhood Improvement Area
6-7 Project, Series 2024
5 .500 09/01/44 492,378
195,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .375 09/15/27 195,049
405,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4 .750 09/15/32 409,039
1,050,000 (d) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,063,910

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 208,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .125% 09/15/27 $ 209,968
310,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
5 .500 09/15/32 314,231
750,000 (d) City Of Midlothian, Texas, Westside Preserve Public
Improvement Major Improvement Area Project Special
Assessment Revenue Bonds Series 2022
6 .000 09/15/42 767,931
500,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .000 09/01/28 507,738
1,000,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .600 09/01/38 1,013,943
1,000,000 City of Shenandoah, Montgomery County, Texas, Special
Assessment Revenue Bonds, Metropark Public Improvement
District, Series 2018
5 .700 09/01/47 1,006,091
3,000,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Aristoi Classical Academy INC.,
Refunding Series 2025A
4 .500 08/15/35 2,959,295
2,845,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Aristoi Classical Academy INC.,
Refunding Series 2025A
5 .000 08/15/40 2,803,964
6,400,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
5 .750 06/15/38 6,528,550
5,000,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2023A
6 .000 06/15/43 5,091,252
325,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .000 06/15/34 325,666
275,000 (d) Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Valor Education Foundation, Series
2024A
5 .750 06/15/44 276,023
51,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
2 .500 09/01/26 50,879
475,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .000 09/01/31 443,397
1,050,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 2 Project,
Series 2021
3 .250 09/01/41 869,827
1,050,000 (d) Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 3 Project,
Series 2024
5 .100 09/01/44 1,063,438
100,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/29 93,868
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .250 08/15/30 95,324
105,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .375 08/15/31 93,782
225,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/33 194,039
240,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/35 198,053
255,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .500 08/15/37 200,553
565,000 Comal County Meyer Ranch Municipal Utility District, Texas,
General Obligation Bonds,  Road Series 2021
2 .750 08/15/41 419,794
165,000 Comal County, Texas, Special Assessment Revenue Bonds,
Crossings Public Improvement District, Series 2017
4 .000 09/01/27 165,293

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 650,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000% 10/01/41 $ 649,169
700,000 Conroe Local Government Corporation, Texas, Hotel Revenue
and Contract Revenue Bonds, Subordinate Third Lien Series
2021C
4 .000 10/01/46 670,676
915,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
2 .500 10/01/31 819,420
8,935,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, First-Lien Series
2021A
4 .000 10/01/50 7,118,599
2,605,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
3 .500 10/01/31 1,953,750
8,355,000 Conroe Local Government Corporation, Texas, Hotel Revenue
Bonds, Conroe Convention Center Hotel, Second-Lien Series
2021B
5 .000 10/01/50 6,266,250
586,000 (d) Corpus Christi, Nueces, Aransas, San Patricio, ad Kleberg
Counties, Texas, Special Assessment Revenue Bonds, Whitecap
Public Improvement District 1 Improvement Area 1 Project
Series 2024
5 .375 09/15/31 606,848
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
4 .250 09/15/35 1,005,453
1,000,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Arbors Public Improvement District Improvement Area
1 Project, Series 2025
5 .250 09/15/45 1,019,195
50,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .125 09/15/26 50,010
260,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Cartwright Ranch Public Improvement District Major
Improvement Area Project, Series 2021
4 .750 09/15/31 262,683
96,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/15/26 95,965
204,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, Crandall Carwright Ranch Public Improvement District
Improvement Area 1 Project, Series 2021
4 .000 09/15/31 204,749
264,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .375 09/15/27 266,305
530,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 1 Project, Series 2022
5 .500 09/15/32 554,317
350,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .250 09/15/30 352,744
425,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
4 .500 09/15/35 433,907
500,000 Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Improvement
Area 2 Project, Series 2025
5 .250 09/15/45 508,454
224,000 (d) Crandall, Kaufman County, Texas, Special Assessment Revenue
Bonds, River Ridge Public Improvement District Single Family
Residential, Major Improvement Area Project, Series 2022
6 .125 09/15/32 235,690
1,650,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
4 .125 09/01/35 1,655,296
1,500,000 (d) Dayton, Texas, Special Assessment Revenue Bonds, Dayton
Public Improvement District 5 Improvement Area 1 Project,
Series 2025
5 .250 09/01/45 1,532,747

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .500% 09/15/30 $ 403,392
400,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
4 .750 09/15/35 411,837
700,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Improvement Area 1 Project,
Series 2025
5 .500 09/15/45 723,480
200,000 (d) Decatur, Texas, Special Assessment Revenue Bonds, Paloma
Trails Public Improvement District Major Improvement Area
Project, Series 2025
5 .375 09/15/35 204,217
850,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
4 .750 12/31/30 850,841
1,250,000 (d) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
5 .000 12/31/35 1,290,307
750,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .250 12/31/30 749,578
1,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
4 .500 12/31/35 1,291,027
500,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5 .375 12/31/45 524,715
1,250,000 (d) Denton County, Texas, Special Assessment Revenue Bonds,
Tabor Ranch Public Improvement District Improvement Area 1
Project, Senior Lien Series 2024A
5 .250 12/31/44 1,285,608
350,000 (d) Dorchester, Texas, Special Assessment Revenue Bonds,
Cottonwood Public Improvement District Improvement Area 1
Project Series 2024
5 .250 09/15/31 351,553
430,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
4 .250 09/01/35 433,557
600,000 (d) Dripping Springs, Texas, Special Assessment Revenue Bonds,
Heritage Public Improvement District Improvement Area 3A &
Improvement Area 3B, Series 2025
5 .375 09/01/45 613,582
235,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/26 235,251
245,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/27 247,562
255,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/28 259,464
265,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/29 268,842
280,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/30 283,578
290,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/31 293,571
305,000 East Fort Bend County Development Authority, Texas, Contract
Revenue Bonds, Water Sewer and Drain Facilities, Series 2022
5 .000 09/01/32 308,423
3,078,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
5 .000 09/15/35 3,174,966
2,300,000 (d) East Waller County Management District, Texas, Special
Assessment Revenue Bonds, Sofi Lakes Sections 1 and 2
Project, Series 2025
6 .000 09/15/45 2,424,615
486,000 Elmendorf, Texas, Special Assessment Revenue Bonds, Hickory
Ridge Public Improvement District Improvement Area 2, Series
2025
4 .500 09/01/30 485,563

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 750,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
4 .125% 09/15/35 $ 754,922
1,000,000 (d) Ennis, Texas, Special Assessment Revenue Bonds, Prairieview
Public Improvement District Improvement Area 1-2 Project,
Series 2025
5 .250 09/15/45 1,027,127
300,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
4 .875 08/15/27 301,082
778,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .250 08/15/32 812,847
1,630,000 (d) Fate City, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg East Public Improvement District
Improvement Area 2 Project, Series 2022
5 .875 08/15/42 1,682,425
469,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
4 .500 08/15/31 471,489
1,000,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Monterra Public Improvement District Improvement
Area 2, Series 2024
5 .375 08/15/44 1,028,016
124,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
3 .750 08/15/27 124,160
587,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2A &
3A2, Series 2022
4 .000 08/15/32 590,870
430,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
3 .500 08/15/29 421,822
110,000 (d) Fate, Rockwall County, Texas, Special Assessment Revenue
Bonds, Williamsburg Public Improvement District 1 Phase 2B,
2C & 3A1, Series 2019
4 .000 08/15/39 105,262
150,000 (d) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
2 .625 09/01/26 149,674
1,320,000 (d) Flower Mound, Texas, Special Assessment Revenue Bonds,
River Walk Public Improvement District 1, Refunding Series
2021
3 .250 09/01/31 1,272,657
5,120,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 5,121,434
690,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .000 09/01/36 705,976
1,070,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .125 09/01/39 1,090,112
1,170,000 Fort Worth, Tarrant, Denton, Parker, Johnson, and Wise
Counties, Texas, Special Assessment Revenue Bonds,
Public Improvement District 16, Walsh Ranch/Quail Valley,
Improvement Area 1-3 Project Series 2024 - BAM Insured
4 .250 09/01/41 1,192,510
249,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .625 09/15/27 249,172
415,000 (d) Georgetown, Texas, Special Assessment Revenue Bonds, Parks
at Westhaven Public Improvement District Project, Series 2022
3 .875 09/15/32 416,999
380,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .250 09/15/30 388,824
635,000 (d) Granbury, Hood County, Texas, Special Assessment Revenue
Bonds, Lakeview Landing Public Improvement District Project,
Series 2025
6 .500 09/15/35 667,255

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,135,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .000% 06/01/44 $ 4,217,147
6,560,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/49 6,597,526
9,800,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5 .250 06/01/54 9,726,587
385,000 (d) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
4 .500 09/15/32 390,255
800,000 (d) Gunter, Grayson County, Texas, Special Assessment Revenue
Bonds, Bridges Phase 2A Public Improvement District, Series
2025
5 .500 09/15/45 831,015
335,000 Hackberry, Texas, Combination Special Assessment and
Contract Revenue Road and Utility Bonds, Hidden Cove
Improvement District 2, Series 2017
4 .000 09/01/27 336,848
255,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Hackberry Public Improvement District 3 Phase 13-16 Project,
Refunding & Improvement Series 2017
4 .500 09/01/27 256,378
310,000 Hackberry, Texas, Special Assessment Revenue Bonds,
Rivendale by the Lake Public Improvement District 2 Phases
4-6, Series 2017
4 .125 09/01/27 310,967
615,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Refunding Bonds, Young Men's
Christian Association of the Greater Houston Area, Series
2013A
5 .000 06/01/28 610,933
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/27 98,188
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .000 04/01/28 95,873
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/29 94,235
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .250 04/01/30 92,077
100,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .375 04/01/31 90,397
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/33 216,941
250,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/35 206,751
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .500 04/01/37 237,189
300,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
2 .750 04/01/39 235,047
325,000 Harris County Municipal Utility District 213A, Texas, General
Obligation Bonds, Series 2021
3 .000 04/01/41 249,792
316,000 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
3 .625 09/01/29 310,567
150,000 (d) Haslett, Texas, Special Assessment Revenue Bonds, Haslet
Public Improvement District 5 Improvement Area 1 Project,
Series 2019
4 .125 09/01/39 144,458
1,500,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
4 .500 09/15/35 1,512,170
500,000 (d) Hays County, Texas Special Assessment Revenue Bonds, La
Cima Public Improvement District Major Improvement Project,
Series 2025
5 .625 09/15/45 515,015
2,645,000 Hemphill County Hospital District, Texas, General Obligation
Bonds, Series 2019
5 .250 02/01/32 2,679,347
385,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
4 .250 09/01/31 386,435

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 650,000 (d) Heritage Public Improvement District 2, Dripping Springs,
Texas, Special Assessment Revenue Bonds, Series 2023
5 .000% 09/01/44 $ 661,823
11,475,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Catering Operations Facility Project,
Series 2026, (AMT)
5 .500 07/15/35 12,411,476
4,280,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Ground Services Equipment Facility
Project, Series 2026, (AMT)
5 .500 07/15/36 4,647,857
1,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal E Project, Series 2021A,
(AMT)
4 .000 07/01/41 945,887
1,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvement Projects,
Refunding Series 2025B, (AMT)
5 .500 07/15/35 1,623,849
32,545,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/33 34,985,725
20,570,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .250 07/15/34 22,184,177
19,625,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/35 21,440,024
9,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/36 10,314,786
3,000,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5 .500 07/15/38 3,221,354
11,075,000 Houston, Texas, Combined Utility System Revenue Bonds,
Refunding First Lien Series 2016B
4 .000 11/15/38 11,018,663
113,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
2 .500 09/01/26 112,731
400,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .125 09/01/31 381,184
1,100,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Cottonwood Creek Public Improvement Area 1 Project
Series 2021
3 .500 09/01/41 960,974
100,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
2 .750 09/01/26 99,803
400,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .500 09/01/31 383,060
1,165,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Durango Farms Public Improvement Project Series
2021
3 .875 09/01/41 1,084,066
115,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
2 .625 09/01/26 114,750
210,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .250 09/01/31 198,985
550,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 1 Project
Series 2021
3 .625 09/01/41 487,897
110,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
4 .500 09/01/30 111,850
870,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Emory Crossing, Public Improvement Area 2 Project
Series 2023
5 .250 09/01/43 900,454

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 300,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .125% 09/01/30 $ 302,182
415,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 1, Series 2025
4 .375 09/01/35 422,821
350,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 2, Series 2026
4 .375 09/01/36 351,645
600,000 (d) Hutto, Williams County Texas, Special Assessment Revenue
Bonds, Prairie Winds, Public Improvement Area 2, Series 2026
5 .250 09/01/46 602,807
105,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
4 .000 09/01/26 105,050
110,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/27 106,781
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .000 09/01/28 108,894
115,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/29 107,025
120,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .250 09/01/30 108,810
125,000 Intercontinental Crossing Municipal Utility District, Harris
County, Texas, General Obligation Bonds, Series 2021
2 .375 09/01/31 111,513
500,000 (d) Josephine, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bond,  Morgan Farms Public
Improvement District, Improvement Area 1 Project, Series 2026
4 .375 09/15/36 503,303
800,000 (d) Josephine, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bond,  Morgan Farms Public
Improvement District, Improvement Area 1 Project, Series 2026
5 .250 09/15/46 805,533
350,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
4 .375 09/01/30 353,448
1,600,000 (d) Joshua Farms Municipal Management District 1, Johnson
County, Texas, Special Assessment Revenue Bonds,
Improvement Areas 1-2 Project Series 2023
5 .250 09/01/43 1,648,568
200,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
2 .500 09/01/26 199,525
485,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 1
Improvement Area 2 Project, Series 2018
3 .000 09/01/31 458,959
430,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 2
Improvement Area 2 Project, Series 2025
4 .625 09/01/35 436,339
410,000 (d) Justin, Denton County, Texas, Special Assessment Revenue
Bonds, Timberbrook Public Improvement District 2
Improvement Area 2 Project, Series 2025
5 .750 09/01/45 424,004
153,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .125 09/15/28 155,639
730,000 Kaufman,Texas, Special Assessment Revenue Bonds, Kaufman
Public Improvement District 1 Phase 2A-2B Project, Series 2021
5 .625 09/15/42 755,299
126,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .750 09/01/26 125,752
649,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 3B Project,
Series 2025
4 .375 09/01/35 659,488
370,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 5 Project,
Series 2025
4 .500 09/01/35 375,171
1,600,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, 6 Creeks
Public Improvement District Improvement Area 6 Project,
Series 2026
5 .375 09/01/46 1,624,720
680,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2023
5 .500 09/01/43 711,378

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 548,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Limestone
Creek Public Improvement District Improvement Area 1
Project, Series 2024B
5 .500% 09/01/44 $ 568,768
264,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .625 09/01/27 264,090
505,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
3 .875 09/01/32 502,161
1,250,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Area 1
Project, Series 2022
4 .125 09/01/41 1,209,224
117,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Plum Creek
North  Public Improvement District Major Improvement Project,
Series 2022
4 .125 09/01/27 117,264
2,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Porter County
Public Improvement District Improvement Area 1 Project,
Series 2023
5 .750 09/01/43 2,068,325
800,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Savannah
Ranch Public Improvement District Improvement Area 1
Project, Series 2026
4 .500 09/01/36 805,239
1,000,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Savannah
Ranch Public Improvement District Improvement Area 1
Project, Series 2026
5 .500 09/01/46 1,013,052
255,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 1
Project, Series 2019
4 .250 09/01/29 256,622
84,000 (d) Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District 1 Improvement Area 2
Project, Series 2023
5 .750 09/01/30 87,215
224,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .375 09/01/27 224,637
535,000 Kyle, Texas, Special Assessment Revenue Bonds, Southwest
Kyle Public Improvement District, Series 2022
4 .750 09/01/32 548,761
16,600,000 (d) Lakeside Place Public Facility Corporation, Texas, Multifamily
Housing Revenue Bonds, Torrey Chase Apartments, Series
2021
3 .480 12/15/39 13,059,416
200,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .500 09/15/27 198,429
1,000,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
3 .875 09/15/32 981,766
3,000,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2022
4 .000 09/15/42 2,722,937
215,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 1 Project,
Series 2024
4 .250 09/15/31 215,567
200,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
4 .375 09/15/31 201,136
650,000 Lavon, Texas, Special Assessment Revenue Bonds, Elevon
Public Improvement District Improvement Area 2A-2B Project,
Series 2024
5 .125 09/15/44 673,484
350,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Area 1 Project, Series 2019
3 .750 09/15/29 347,028
1,500,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Areas 2-3 Project, Series 2022
5 .875 09/15/42 1,619,947
200,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lakepointe
Public Improvement District Major Improvement Area Project,
Series 2019
4 .375 09/15/29 200,828
753,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
4 .250 09/15/32 764,693

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,100,000 (d) Lavon, Texas, Special Assessment Revenue Bonds, Lavon Trails
Public Improvement District Project, Series 2025
5 .750% 09/15/45 $ 1,158,897
525,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .125 09/01/28 525,427
105,000 (d) Leander, Texas, Special Assessment Revenue Bonds,
Deerbrooke Public Improvement District Southern
Improvement Area Project, Series 2017
4 .750 09/01/37 105,046
356,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
2 .625 09/01/27 350,074
750,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Improvement Areas 1 & 2 Project, Series 2022
3 .125 09/01/32 711,744
275,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
3 .875 09/01/32 266,138
650,000 (d) Liberty Hill, Williamson County, Texas, Special Assessment
Revenue Bonds, Butler Farms Public Improvement District
Major Improvement Area Project, Series 2022
4 .125 09/01/42 595,177
150,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .250 09/01/27 148,324
205,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .500 09/01/32 194,611
530,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Spiritas
Ranch Public Improvement District Project, Series 2022
3 .750 09/01/42 466,517
300,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
2 .875 09/01/31 279,116
725,000 (d) Little Elm, Texas, Special Assessment Revenue Bonds, Valencia
Public Improvement District Improvement Area 3 Project,
Series 2021
3 .125 09/01/41 590,952
190,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Hillstone
Pointe Public Improvement District 2 Phase 1-1A Project, Series
2017
5 .250 09/01/27 192,424
115,000 (d) Little Elm,Texas, Special Assessment Revenue Bonds, Lakeside
Estates Public Improvement District 2 Project, Series 2017
4 .500 09/01/27 115,941
1,233,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
4 .500 09/01/36 1,231,430
2,857,000 (d) Lockhart, Texas, Special Assessment Revenue Bonds, Seawillow
Public Improvement District, Improvement Area 1, Series 2026
5 .750 09/01/46 2,898,518
700,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
4 .250 09/15/35 700,914
1,580,000 (d) Lowry Crossing, Collin County, Texas, Special Assessment
Revenue Bond, Lowry Trails Public Improvement District
Improvement Area 1 Project, Series 2025
5 .250 09/15/45 1,602,672
450,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Entradaglen
Public Improvement District Improvement Area 1 Project,
Series 2025
6 .000 09/15/36 468,641
370,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Lagos
Public Improvement District Major Improvement Area Project,
Series 2020
4 .125 09/15/30 370,607
300,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .125 09/15/31 278,279
740,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Improvement Area 1-2
Project, Series 2021
3 .500 09/15/41 637,326
170,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .125 09/15/26 169,723

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 315,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District Major Improvement Area
Project, Series 2021
3 .750% 09/15/31 $ 293,449
530,000 (d) Manor, Texas, Special Assessment Revenue Bonds, Manor
Heights Public Improvement District, Improvement Area 3,
Series 2023
5 .250 09/15/43 547,575
450,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
4 .375 09/15/32 456,374
1,200,000 (d) Mansfield, Tarrant, Johnson and Ellis Counties, Texas, Special
Assessment Revenue Bonds, Staybolt Public Improvement
District Improvement Area 1 Project, Series 2025
6 .000 09/15/45 1,273,112
170,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Major Improvement Area Project, Series 2019
5 .000 09/01/29 173,230
170,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Gregg Ranch Public Improvement District
Neighborhood Improvement Area 1 Project, Series 2019
4 .500 09/01/29 171,823
33,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .375 09/01/26 32,968
500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
3 .875 09/01/31 486,723
100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 1 Project, Series 2021
4 .125 09/01/41 93,272
1,100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Improvement Area 2A Project, Series 2024
6 .375 09/01/44 1,112,647
100,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .125 09/01/26 100,006
200,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .625 09/01/31 196,922
500,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Major Improvement Area Project, Series 2021
4 .875 09/01/41 486,022
1,000,000 (d) Marble Falls, Burnet County, Texas, Special Assessment
Revenue Bonds, Thunder Rock Public Improvement District
Remainder Area Project, Series 2024
7 .375 09/01/44 1,029,390
2,550,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4 .000 06/01/30 2,551,408
340,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 2 Project, Series 2019
3 .750 09/15/29 336,709
35,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
2 .625 09/15/26 34,908
240,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 3 Project, Series 2021
3 .125 09/15/31 224,205
225,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .000 09/15/27 227,227
500,000 (d) McLendon-Chisholm, Texas, Special Assessment Revenue
Bonds, Sonoma Public Improvement  District Improvement
Area 4 Project, Series 2022
5 .375 09/15/32 531,830
1,000,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Viera Public Improvement District 1 Improvement Areas 1
Project, Series 2026
4 .125 09/01/36 987,682

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 675,000 (d) Medina County, Texas, Special Assessment Revenue Bonds,
Viera Public Improvement District 1 Improvement Areas 1
Project, Series 2026
5 .450% 09/01/46 $ 685,488
45,683 (g) Mesquite Health Facilities Development Corporation, Texas,
Retirement Facility Revenue Bonds, Christian Care Centers Inc.,
Series 2014
5 .000 02/15/24 457
180,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland Town
Center Public Improvement District Phase 1 Project, Series
2018
4 .750 09/01/28 182,430
135,000 (d) Mesquite, Texas, Special Assessment Bonds, Heartland
Town Center Public Improvement District Phase 2 Major
Improvement Project, Series 2018
5 .125 09/01/28 137,334
520,000 (d) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5 .250 09/15/29 531,898
318,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
4 .625 09/01/30 323,679
855,000 (d) Mesquite, Texas, Special Assessment Bonds, Solterra Public
Improvement District Improvement Area C-1 Projects, Series
2023
5 .375 09/01/43 890,660
235,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
4 .250 09/01/31 236,126
500,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Area C-3 Projects, Series 2024
5 .000 09/01/44 506,421
800,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
4 .750 09/01/30 813,279
1,300,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5 .500 09/01/43 1,365,629
1,500,000 (d) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-2-A4
Projects, Series 2025
4 .375 09/01/35 1,506,623
120,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
2 .875 09/15/26 119,744
410,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .500 09/15/31 393,376
1,105,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Improvement Areas 1-2
Project, Series 2021
3 .875 09/15/41 1,006,099
220,000 (d) Midlothian, Texas, Special Assessment Revenue Bonds, Redden
Farms Public Improvement District Major Improvement Area
Project, Series 2021
4 .125 09/15/31 214,915
925,000 (d) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4 .625 10/01/31 926,483
5,200,000 (e) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2025, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 5,393,312
2,680,000 (e) Mission Economic Development Corporation, Texas,
Solid Waste Disposal Revenue Bonds, Graphic Packaging
International, LLC Project, Green Series 2026, (AMT),
(Mandatory Put 6/01/30)
5 .000 12/01/64 2,780,615
1,775,000 (d) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6 .750 08/15/45 1,862,353
115,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/26 114,610
120,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/27 117,810
125,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000 09/01/28 120,602

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 130,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .000% 09/01/29 $ 123,155
135,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/30 126,842
140,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/31 129,312
295,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .250 09/01/33 262,846
315,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .375 09/01/35 272,973
340,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/37 285,977
365,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .500 09/01/39 291,187
395,000 Missouri City Management District 1, Fort Bend County, Texas,
General Obligation  Bonds, Road Series 2021
2 .750 09/01/41 312,037
453,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
4 .375 09/15/32 458,129
675,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds,  Meadow Park Public Improvement District,
Improvement Area 1, Series 2025
5 .125 09/15/45 682,892
500,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
4 .500 09/15/32 505,281
1,140,000 (d) Montgomery County, Texas, Special Assessment Revenue
Bonds, Crockett Meadows Public Improvement District,
Improvement Area 1, Series 2025
5 .250 09/15/45 1,154,983
240,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
5 .250 09/01/30 246,516
730,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 1 Series 2023
6 .125 09/01/43 776,069
350,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .000 09/01/32 359,873
800,000 (d) Mustang Ridge, Travis and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Durango Public Improvement
District Improvement Area 2 Project, Series 2025
5 .875 09/01/45 843,433
175,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
3 .625 09/01/26 174,909
350,000 (d) New Braunfels, Comal and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Solms Landing Public
Improvement District Improvement Area 1 Project, Series 2021
4 .250 09/01/31 343,065
520,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2018A
5 .125 08/15/29 520,278
310,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
3 .375 08/15/29 299,282
80,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/39 79,569
670,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Beta Academy, Series 2019A
5 .000 08/15/49 625,949
1,160,000 (d) New Hope Cultural Education Facilities Finance Corporation,
Texas, Education Revenue Bonds, Southwest Preparatory
School, Series 2020A
3 .000 08/15/30 1,101,094
750,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
5 .500 10/01/35 790,088
4,775,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-2
4 .625 10/01/30 4,728,385

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 4,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025B-3
4 .250% 10/01/30 $ 3,984,357
330,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7 .500 11/15/37 330,000
2,135,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7 .500 11/15/36 2,135,000
21,157,826 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0 .380 11/15/61 10,369,802
1,000,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy Midtown
Park Project, Series 2025
5 .250 07/01/32 1,012,986
7,725,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .000 01/01/32 7,936,745
17,655,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .250 01/01/42 17,769,267
10,410,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Senior Living Revenue Bonds, Sanctuary LTC LLC Project,
Series 2021A-1
5 .500 01/01/57 10,074,120
1,480,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A
5 .000 04/01/29 1,480,371
260,991 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 08/01/25 255,771
14,500,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/30 14,336,455
9,000,000 (g) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5 .000 07/01/47 8,769,985
2,380,000 Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, TLC Academy, Series 2026A
5 .375 08/15/41 2,389,417
3,800,000 Newark Higher Education Finance Corporation, Texas,
Education Revenue Bonds, TLC Academy, Series 2026A
5 .750 08/15/46 3,825,152
280,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/34 234,631
450,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/35 367,430
480,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .250 08/15/37 373,951
995,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/39 752,257
1,040,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/41 810,405
1,315,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .500 08/15/44 968,521
805,000 North Hays County Municipal Utility District 1, Texas, General
Obligation Bonds, Unlimited Tax Series 2021 - BAM Insured
2 .625 08/15/47 562,972
100,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .000 09/15/26 99,787

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 800,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
3 .625% 09/15/31 $ 786,416
650,000 (d) North Parkway Municipal Management District 1, Celina, Texas,
Contract Revenue Bonds, Legacy Hills Public Improvement
District Phase 1A-1B Improvements, Series 2021
4 .000 09/15/41 602,581
265,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone A Project,
Series 2019
5 .250 09/01/30 269,673
351,000 (d) North Richland Hills, Texas, Special Assessment Revenue
Bonds, City Point Public Improvement District Zone B Project,
Series 2019
4 .875 09/01/30 357,164
320,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
4 .250 09/15/31 320,588
725,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Chaparral Park Public Improvement District
Improvement Area 1 Project, Series 2024
5 .100 09/15/44 739,508
245,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
4 .700 09/15/31 248,702
575,000 (d) Oak Point, Denton County, Texas, Special Assessment
Revenue Bonds, Oak Point 720 Public Improvement District
Improvement Area 1 Project, Series 2024
5 .350 09/15/44 587,701
155,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
3 .500 09/01/29 152,172
550,000 (d) Oak Point, Denton County, Texas, Special Assessment Revenue
Bonds, Wildridge Public Imporvement District 1 Improvement
Area 3 Project, Series 2019
4 .000 09/01/39 537,336
415,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .000 09/01/35 427,082
1,000,000 Penitas, Hildago County, Texas, Certificates of Obligation,
Series 2025
5 .750 09/01/45 1,040,794
300,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 306,932
400,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .000 09/15/30 409,243
350,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5 .250 09/15/35 367,447
300,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 312,325
350,000 (d) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
6 .000 09/15/35 364,770
217,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone A Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 218,365
195,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Creekview Public Improvement District Zone B Improvement
Area 1 Project, Series 2022
4 .875 09/15/27 196,227
2,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
4 .500 09/15/36 1,971,010

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Improvement Area
1 Project, Series 2026
6 .000% 09/15/46 $ 1,020,204
705,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Maverick Farms Public Improvement District Major
Improvement District Project, Series 2026
6 .750 09/15/46 718,729
269,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
4 .875 09/15/27 270,326
912,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 1
Project, Series 2022
5 .125 09/15/32 939,154
350,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .375 09/15/27 352,092
500,000 (d) Pilot Point, Texas, Special Assessment Revenue Bonds,
Mobberly Public Improvement District Improvement Area 2
Project, Series 2022
5 .625 09/15/32 520,806
1,250,000 (d) Plano, Collin and Denton Counties, Texas, Special Assessment
Revenue Bonds, Haggard Farm Public Improvement District
Project, Major Improvement Area Project Series 2023
8 .250 09/15/43 1,345,352
80,000 Ponder, Texas, Special Assessment Revenue Bonds, Public
Improvement District 1 Estates at Remington Park, Series 2017
4 .000 09/01/27 80,349
38,470,000 (d) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4 .100 01/01/28 35,251,346
14,210,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2020, (AMT)
3 .625 01/01/35 13,048,155
1,250,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .000 01/01/27 1,224,751
1,850,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .125 01/01/28 1,747,124
2,100,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .250 01/01/29 1,913,263
2,400,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .625 01/01/31 2,060,393
8,605,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .750 01/01/36 6,847,819
7,215,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2021A, (AMT)
2 .875 01/01/41 5,323,626
7,500,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .000 01/01/39 7,338,682
2,500,000 (d) Port Beaumont Navigation District, Jefferson County, Texas,
Dock and Wharf Facility Revenue Bonds, Jefferson Gulf Coast
Energy Project, Series 2024A, (AMT)
5 .125 01/01/44 2,460,082
425,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Southridge Public Improvement District Improvement
Area 4 Project, Series 2025
4 .125 09/01/35 425,757
211,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .250 09/01/27 211,538
460,000 Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Winchester Public Improvement District 2 Project,
Series 2022
4 .750 09/01/32 469,062

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 275,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
4 .375% 09/01/31 $ 279,005
500,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 1 Project, Series 2022
5 .125 09/01/44 510,530
700,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 3 Project, Series 2025
4 .125 09/01/35 701,247
900,000 (d) Princeton, Collins County, Texas, Special Assessment Revenue
Bonds, Windmore Public Improvement District Improvement
Area 3 Project, Series 2025
5 .250 09/01/45 913,126
25,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
2 .500 09/01/26 24,941
148,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .000 09/01/31 140,318
350,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Brookside Public Improvement District Phase 2 & 3 Project,
Series 2021
3 .375 09/01/41 295,268
171,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .250 09/01/27 171,698
400,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District 1 Project, Series 2022
4 .750 09/01/32 415,789
375,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 2
Project, Series 2023
4 .500 09/01/30 380,989
564,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
4 .250 09/01/31 573,103
750,000 Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 3
Project, Series 2024
5 .000 09/01/44 764,448
340,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .250 09/01/30 343,308
340,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
4 .600 09/01/35 348,357
600,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .250 09/01/45 608,751
280,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 4
Project, Series 2025
5 .375 09/01/45 286,677
1,000,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 5
Project, Series 2025
4 .125 09/01/35 1,007,672
1,300,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Eastridge Public Improvement District Improvement Area 5
Project, Series 2025
5 .250 09/01/45 1,330,748
2,350,000 (d) Princeton, Texas, Special Assessment Revenue Bonds, Sicily
Public Improvement District Improvement Area 1 Project,
Series 2023
7 .000 09/01/43 2,484,706
515,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
4 .375 09/01/31 523,483
900,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Southridge Public Improvement District Improvement Area 2
Project, Series 2024
5 .250 09/01/44 921,333
450,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .250 09/01/30 451,579

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 400,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
4 .600% 09/01/35 $ 407,352
300,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Westridge Public Improvement District Improvement Area 1
Project, Series 2025
5 .375 09/01/45 304,265
457,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4 .000 09/01/29 458,412
310,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5 .000 09/01/29 315,051
1,500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2, Improvement
Area 3A-3C Project, Series 2026
4 .350 09/01/36 1,510,261
500,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2, Improvement
Area 3A-3C Project, Series 2026
5 .250 09/01/46 504,264
328,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
4 .375 09/01/31 330,384
47,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .375 09/01/26 46,879
215,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
2 .875 09/01/31 200,033
550,000 (d) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Public Improvement District Phase 3 & 4 Project,
Series 2021
3 .250 09/01/41 456,668
212,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
4 .375 09/01/31 213,808
650,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 1 Project Series 2024
5 .000 09/01/44 660,430
330,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .250 09/01/30 331,865
430,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
4 .500 09/01/35 434,165
500,000 (d) Providence Village, Denton County, Texas, Special Assessment
Revenue Bonds, Foree Ranch Public Improvement District
Improvement Area 2 Project Series 2025
5 .350 09/01/45 508,777
1,650,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2026
4 .625 08/01/36 1,685,163
760,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2026
6 .000 08/01/46 809,622
1,125,000 (g) Red River Health Facilities Development Corporation, Texas,
First Mortgage Revenue Bonds, Eden Home Inc., Series 2012
3 .000 06/15/23 787,500
435,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Parkside Village Public improvement District
Project, Series 2019
3 .625 09/15/29 428,402
650,000 (d),(k) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Annex Public improvement
District Project, Series 2026
5 .200 09/15/46 659,979
255,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Phase 1B Project, Series 2019
3 .875 09/15/29 255,261
230,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 1 Project, Series 2017
4 .250 09/15/28 231,467

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 455,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 2 Project, Series 2019
4 .125% 09/15/29 $ 456,793
249,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
4 .750 09/15/27 250,536
736,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .125 09/15/32 769,542
2,216,000 (d) Royse CIty, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Public improvement District
Improvement Area 3 Project, Series 2022
5 .625 09/15/42 2,319,279
330,000 (d) Royse City, Rockwall County, Texas, Special Assessment
Revenue Bonds, Waterscape Publifc improvement District
Major Improvement Area Project, Series 2017
4 .750 09/15/28 333,254
225,000 (d) Royse CIty, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 1 Project, Series 2020
3 .625 09/15/30 221,528
200,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
4 .875 09/15/27 201,328
300,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas, Special
Assessment Revenue Bonds, Creekshaw Public Improvement
District Improvement Area 2 Project, Series 2022
5 .250 09/15/32 315,142
400,000 (d) Royse City, Rockwall, Collin and Hunt Counties, Texas,
Special Assessment Revenue Bonds, Liberty Crossing Public
Improvement District Improvement Area 2 Project, Series 2024
5 .375 09/15/44 411,086
450,000 SA Energy Acquisition Public Facilities Corporation, Texas, Gas
Supply Revenue Bonds, Series 2007
5 .500 08/01/27 460,975
660,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Area 1 Project, Series
2022
5 .625 09/15/42 712,076
720,000 (d) Sachse, Texas, Special Assessment Bonds, Sachse Public
Improvement District 1 Improvement Areas 2-3 Project, Series
2022
6 .875 09/15/42 796,139
265,000 San Antonio Education Facilities Corporation, Texas, Higher
Education Revenue Bonds, Hallmark University Project, Series
2021A
5 .000 10/01/31 262,427
4,435,000 San Antonio, Texas, Airport System Revenue Bonds,
Improvement Series 2015, (AMT)
5 .000 07/01/45 4,436,574
1,040,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2019
5 .000 09/01/29 1,051,443
283,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
4 .875 09/01/30 285,437
1,500,000 (d) San Marcos City, Hays, Caldwell and Guadalupe Counties,
Texas, Special Assessment Revenue Bonds, San Marcos Trace
Public Improvement District Series 2024
6 .000 09/01/48 1,515,424
186,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
3 .750 09/01/27 185,220
500,000 (d) San Marcos, Hays, Caldwell and Guadalupe Counties, Texas,
Special Assessment Revenue Bonds, Whisper South Public
Improvement District, Series 2020
4 .000 09/01/32 490,919
149,000 (d) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .375 09/01/27 148,936
295,000 (d) Santa Fe, Galveston County, Texas, Special Assessment
Revenue Bonds, Mulberry Farms Public Improvement District
Series 2022
4 .625 09/01/32 294,624

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 700,000 (d) Seagoville, Dallas and Kaufman Counties, Texas, Special
Assessment Revenue Bonds, Stonehaven Public Improvement
District Improvement Area 1 Project and Improvement Area 2
Project, Series 2025
5 .750% 09/15/45 $ 732,715
1,965,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .000 11/15/27 1,991,137
3,095,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Buckner Senior Living Ventana Project, Series 2017A
6 .750 11/15/47 3,118,066
944,991 (g) Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Retirement Facility Revenue Bonds,
Northwest Senior Housing-Edgemere Project, Series 2015A
5 .000 11/15/25 94
4,150,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 4,155,384
2,983,000 (d) Terrell, Texas, Special Assessment Revenue Bonds, Arboretum
Estates Public Improvement District 6 Major Improvement Area
Project, Series 2025
5 .750 09/15/35 3,052,407
2,555,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025A
5 .125 07/01/55 2,630,945
1,890,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .375 06/30/39 1,990,808
1,000,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/40 1,054,377
760,000 Texas Private Activity Bond Surface Transpiration Corporation,
Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3
LLC Refunding Series 2023, (AMT)
5 .500 06/30/43 797,694
400,000 (d) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
4 .750 09/15/32 412,393
500,000 (d) Tomball Winfrey Estates Public Improvement District, Texas,
Special Assessment Revenue Bonds, Series 2025
5 .750 09/15/45 530,200
285,000 Town Of Hickory Creek, Denton County, Texas, Special
Assessment Revenue Bonds, Hickory Creek Public
Improvement District, Series 2018
5 .125 09/01/28 289,806
200,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .375 09/15/27 200,344
500,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
4 .750 09/15/32 514,839
1,000,000 (d) Town of Lakewood Village, Texas, Lakewood Village Public
Improvement District Improvement District No. 1 Project
Special Assessment Revenue Bonds Series 2022
5 .250 09/15/42 1,036,444
490,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
4 .500 09/01/31 497,349
845,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Bella Fortuna Public Improvement
District, Series 2024
5 .375 09/01/44 879,020
212,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .375 09/01/27 212,772
300,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2022
4 .750 09/01/32 309,912
612,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
4 .250 09/01/31 616,214
800,000 (d) Travis County Development Authority, Texas, Contract
Assessment Revenue Bonds, Turner's Crossing Public
Improvement District Area1 Project, Series 2025
5 .000 09/01/44 809,846

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000% 09/01/28 $ 1,020,646
750,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/30 792,150
1,000,000 Trophy Club Public Improvement District No. 1, Texas, Special
Assessment Revenue Bonds, Town Of trophy Club, Refunding
Series 2025
5 .000 09/01/32 1,074,063
360,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
4 .375 09/01/31 363,743
615,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Anderson Park Public
Improvement District Improvement Area 1 Project, Series 2022
5 .125 09/01/44 625,320
945,000 (d) Uhland, Hays and Caldwell Counties, Texas, Special
Assessment Revenue Bonds, Watermill Public Improvement
District, Series 2022
5 .875 09/01/32 996,650
425,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
4 .000 09/01/32 419,582
755,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Refunding Series 2021
3 .000 09/01/34 683,682
1,645,000 Uptown Development Authority, Houston, Texas, Tax Increment
Contract Revenue Bonds, Infrastructure Improvement Facilities,
Series 2017A
5 .000 09/01/39 1,645,775
436,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
5 .625 09/15/28 444,186
2,394,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Brahman Ranch Public Improvement District, Series
2022
6 .250 09/15/42 2,417,264
144,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
2 .625 09/15/26 143,561
250,000 (d) Venus, Johnson County, Texas, Special Assessment Revenue
Bonds, Patriot Estates Public Improvement District, Series 2021
3 .125 09/15/31 234,210
230,000 Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #2 Project, Series 2018
4 .500 09/01/27 231,268
425,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
4 .750 09/01/30 430,145
1,220,000 (d) Vista Lago, Travis County, Texas, Special Assessment Revenue
Bonds, Tessera on Lake Travis Public Improvement District
Improvement Area #3 Project, Series 2024
5 .625 09/01/43 1,275,339
1,680,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .125 09/01/35 1,680,571
1,805,000 Westlake, Texas, Special Assessment Revenue Bonds, Solana
Public Improvement District, Series 2015
6 .250 09/01/40 1,808,037
530,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
4 .375 09/15/32 539,455
880,000 (d) Wharton, Wharton County, Texas, Special Assessment Revenue
Bonds, Wharton Public Improvement District 2 Phase 1 Project
& Phase 2 Project, Series 2025
5 .750 09/15/45 921,128
TOTAL TEXAS 751,988,996

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH - 2.1%
$ 560,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .250% 03/01/31 $ 539,497
1,835,000 (d) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .500 03/01/36 1,698,922
5,845,889 (d) Black Desert Public Infrastructure District, Washington County,
Utah, Special Assessment Bonds, Black Desert Assessment
Area 1, Series 2024
5 .625 12/01/53 5,996,247
2,015,000 (d),(g) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8 .000 12/01/39 1,934,486
3,919,000 Coral Junction Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2022A-1
6 .500 03/01/53 3,899,660
1,876,000 (d) Coral Junction Public Infrastructure District 1, Utah, Special
Assessment Bonds, Coral Junction Assessment Area, Series
2022A-2
5 .500 06/01/41 1,887,553
1,100,000 (d) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
5 .375 12/01/36 1,124,321
1,000,000 (d) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6 .125 12/01/46 1,027,529
1,100,000 (d) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5 .000 03/01/41 1,121,201
3,845,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
5 .750 03/01/42 3,884,772
2,000,000 (d) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 1,995,047
869,337 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
5 .625 12/01/43 900,999
4,645,000 (d) Firefly Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2024A-1
6 .625 03/01/54 4,792,884
10,225,000 (d) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6 .250 12/01/55 10,456,011
6,900,000 (d) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 7,326,678
3,580,000 (d) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .125 06/01/36 3,340,332
2,375,000 (d) MIDA Mountain Veterans Program Public Infrastructure District,
Utah, Tax Allocation Revenue Bonds, Series 2024
5 .000 06/01/44 2,416,507
4,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 4,046,470
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-2
5 .750 06/15/44 1,048,395
1,000,000 (d) MIDA Mountain Village Public Infrastructure District, Utah, Tax
Allocation Revenue Bonds, Series 2025-1
5 .250 06/01/45 1,031,939
500,000 (d),(h) MIDA Mountain Village Public Infrastructure District, Utah,Tax
Allocation Revenue Convertible Capital Appreciation Bonds,
Series 2025-2
5 .000 06/01/35 407,378
2,000,000 (d),(h) MIDA Mountain Village Public Infrastructure District, Utah,Tax
Allocation Revenue Convertible Capital Appreciation Bonds,
Series 2025-2
5 .750 06/01/43 1,584,362
1,730,000 Military Installation Development Authority, Utah, Tax
Allocation Revenue Bonds Series 2021A-2
4 .000 06/01/36 1,698,193
7,725,000 (h) Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds,  Convertible Capital Appreciation
Bonds, Series 2021A-2
5 .875 03/01/46 6,124,416
7,155,000 (d) Sage Creek Infrastructure Financing District, Utah, Special
Assessment Revenue Bonds, Sage Creek Assessment Area
Series 2024
5 .750 12/01/53 7,217,648
22,380,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017A, (AMT)
5 .000 07/01/47 22,479,273

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 3,670,000 (d) Sienna Hills Public Infrastructure District No. 1 Limited Tax
General Obligation and Sales Tax Revenue Bonds, Utah, Series
2023A
6 .750% 07/01/35 $ 3,867,069
500,000 (d) South Salt Lake Redevelopment Agency, Utah, Tax Increment
Bonds, Series 2025
6 .250 04/15/46 515,911
1,000,000 (d) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6 .250 12/01/54 1,042,826
2,565,000 (h) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
7 .500 03/01/40 1,882,337
4,750,000 (h) TV Public Infrastructure District, Utah, Limited Tax and Tax
Differential Convertible Capital Appreciation Bonds, Series
2025
7 .750 03/01/45 3,467,703
360,000 Utah Charter School Finance Authority, Charter School
Revenue Bonds, Bridge Elementary Project, Series 2021A
4 .000 06/15/31 347,009
1,045,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/29 1,067,527
2,115,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Leadership Learning Academy Project, Series
2019A
5 .000 06/15/34 2,140,863
475,000 (d) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Mountain West Montessori Academy Project,
Series 2020A
5 .000 06/15/39 465,973
1,055,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/31 1,016,143
2,325,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Beehive Science & Technology Academy, Series 2021A
4 .000 10/15/41 1,962,796
360,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
4 .500 07/15/27 361,165
5,430,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Channing Hall Project, Refunding Series 2017A
5 .250 07/15/38 5,457,087
1,130,000 (d) Utah Charter School Finance Authority, Revenue Bonds, Ronald
Eilson Reagan Academy Project, Refunding Series 2016A
5 .000 02/15/36 1,094,087
1,350,000 (d) Utah Charter School Finance Authority, Revenue Bonds,
Wallace Stegner Academy Project, Series 2019A
5 .000 06/15/39 1,333,101
1,550,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .000 12/01/36 1,612,440
1,050,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .000 12/01/41 1,072,604
350,000 Utah City West Public Infrastructure District No.1, Special
Assessment Bonds, Utah City West Assessment Aera No.1,
Series 2026
5 .500 12/01/46 359,759
11,160,000 (d) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6 .625 09/01/47 11,926,892
5,468,105 (d) Wood Ranch Public Infrastructure District, Utah, Special
Assessment Bonds, Wood Ranch Assessment Area 1, Series
2024
5 .625 12/01/53 5,553,005
TOTAL UTAH 146,527,017
VIRGIN ISLANDS - 1.1%
19,995,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 20,802,774
10,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .000 02/01/38 10,002,287
6,500,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5 .750 02/01/45 6,638,924
10,600,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 10,774,723

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGIN ISLANDS (continued)
$ 6,000,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Taxable Series 2025A-2
8 .875% 02/01/34 $ 5,674,933
1,725,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A
5 .000 10/01/32 1,725,768
4,760,000 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Senior Series 2021A
6 .750 07/01/26 4,760,000
5,559,950 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Bond Anticipation Notes, Series 2024A
8 .000 07/01/26 5,559,950
384,075 (d) Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Refunding Series 2024B
10 .250 07/01/26 384,075
4,810,000 Virgin Islands Water and Power Authority, Electric System
Revenue Bonds, Series 2007B
5 .000 07/01/31 4,237,287
4,360,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022, (AMT)
5 .875 10/01/32 4,235,636
1,000,000 (d) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022B, (AMT)
6 .250 10/01/42 1,017,957
TOTAL VIRGIN ISLANDS 75,814,314
VIRGINIA - 0.7%
1,920,000 Ballston Quarter Community Development Authority, Arlington
County, Virginia, Revenue Bonds, Series 2016A
5 .125 03/01/31 1,888,248
2,730,000 (d),(g) Bristol Industrial Development Agency, Virginia, Revenue
Bonds, The Falls-Bristol Project, Series 2014B
5 .000 11/01/29 1,747,200
950,000 (d) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5 .150 03/01/35 951,434
805,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .000 03/01/32 797,319
3,332,000 (d) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II
Project, Series 2022
4 .250 03/01/42 3,165,268
25,000 (d) Farms of New Kent Community Development Authority,
Virginia, Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 24,636
6,350,000 (d) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 6,369,963
2,000,000 (d) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125 09/01/60 2,043,391
1,120,000 (d) Richmond Redevelopment and Housing Authority, Virginia,
Multi-Family Housing Revenue Bonds, American Tobacco
Apartments, Series 2017
5 .550 01/01/37 1,107,705
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-1
6 .250 09/01/30 4,010,672
7,500,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-2
5 .750 09/01/30 7,520,366
4,000,000 Virginia Beach Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Westminster Canterbury on
Chesapeake Bay, Series 2023B-3
5 .375 09/01/29 4,011,611
105,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2021
4 .000 06/01/46 92,562
720,000 (d) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .500 04/01/28 731,352
100,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/47 100,152
900,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 900,601

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA (continued)
$ 1,500,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000% 12/31/52 $ 1,500,318
5,115,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 5,111,070
2,045,000 (d),(e) Virginia Small Business Financing Authority, Solid Waste
Disposal Revenue Bonds, Covanta Project, Series 2018, (AMT),
(Mandatory Put 7/01/38)
5 .000 01/01/48 2,041,347
1,000,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Senior Series 2026A-1
7 .000 12/01/49 1,013,600
TOTAL VIRGINIA 45,128,815
WASHINGTON - 0.8%
290,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .500 06/01/27 290,020
1,500,000 Kitsap County Consolidated Housing Authority, Washington,
Pooled Tax Credit Housing Revenue Bonds, Series 2007, (AMT)
5 .600 06/01/37 1,457,690
10,000,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5 .250 05/01/42 10,117,483
805,000 Seattle Housing Authority, Washington, Revenue Bonds,
Newholly Phase I Project, Series 2016A
3 .550 10/01/46 728,146
2,000,000 Skagit County Public Hospital District 1, Washington, Revenue
Bonds, Skagit Valley Hospital, Refunding & Improvement Series
2016
5 .000 12/01/37 2,006,708
1,280,000 Tacoma Consolidated Local Improvement District 65,
Washington, Special Assessment Bonds, Series 2013
5 .750 04/01/43 1,288,507
2,880,000 (e) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5 .875 12/01/45 2,946,579
3,250,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/48 3,259,323
125,000 (d) Washington State Housing Finance Commission, Non-Profit
Housing Revenue Bonds, Bayview Manor Senior Project,
Refunding Series 2016A
4 .000 07/01/26 125,000
1,815,000 (d) Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2017
5 .000 01/01/48 1,667,173
1,000,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .000 01/01/46 1,049,967
1,500,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/56 1,557,756
2,000,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025A
6 .250 01/01/61 2,070,209
10,000,000 Washington State Housing Finance Commission, Nonprofit
Housing Revenue Bonds, Horizon House Project, Refunding
Series 2025B-3
4 .375 01/01/33 10,047,484
2,000,000 (d) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/31 2,011,343
2,910,000 (d) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/31 2,911,685
2,000,000 (d) Washington State Housing Finance Commission, Nonprofit
Refunding Revenue Bonds, Wesley Homes at Lea Hill Project,
Series 2016
5 .000 07/01/36 2,000,606
9,815,000 (d) Washington State Housing Finance Commission, Nonprofit
Revenue Bonds, Provident Group SH II Properties LLC, Blakeley
& Laurel Villages Portfolio, Series 2025A - BAM Insured
5 .250 07/01/55 10,103,579
TOTAL WASHINGTON 55,639,258

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WEST VIRGINIA - 0.3%
$ 1,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
4 .500% 06/01/32 $ 1,460,927
2,500,000 Glenville State College, West Virginia, Revenue Bonds,
Refunding & Improvement Series 2017
5 .000 06/01/37 2,398,591
250,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
4 .500 06/01/27 251,728
5,745,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .750 06/01/43 5,807,497
195,000 (d) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 185,951
11,405,000 (d),(h) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
and Refunding Series 2023B
8 .000 06/01/53 2,651,682
1,500,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5 .250 06/01/45 1,623,697
490,000 (d) South Charleston, West Virginia, Special District Excise Tax
Revenue Improvement Bonds, South Charleston Park Place
Project, Series 2022A
4 .250 06/01/42 425,628
3,085,000 (d),(g) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7 .625 12/01/40 1,234,000
1,625,000 (d),(e) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/55 1,773,794
1,720,000 (d),(e) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4 .625 04/15/55 1,775,575
TOTAL WEST VIRGINIA 19,589,070
WISCONSIN - 7.6%
2,430,000 Lac Courte Oreilles Band of Lake Superior Chippewa Indians,
Wisconsin, General Revenue Bonds, Refunding Series 2017
6 .750 06/01/32 2,436,669
300,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/31 302,157
190,000 Milwaukee Redevelopment Authority, Wisconsin, Lease
Revenue Bonds, Public Schools, Series 2017
5 .000 11/15/33 191,337
2,750,000 (e) Public Finance Authority of Wisconsin, Affordable Housing
Certificates, R4 TEHP Series 2026-1 Class A-1
1 .000 12/05/40 2,768,902
1,000,000 (e) Public Finance Authority of Wisconsin, Affordable Housing
Certificates, R4 TEHP Series 2026-1 Class A-2
4 .477 12/05/40 960,389
14,394,000 (j) Public Finance Authority of Wisconsin, Capital Appreciation
Bonds, Texas Infrastructure Program, Capital Creek Ranch
Project, Revenue Anticipation Series 2025
0 .000 12/15/39 5,798,188
170,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Alamance Community School, Series 2021A
4 .250 06/15/31 168,075
3,360,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, American Preparatory Academy, Las Vegas 2 Project,
Series 2019A
5 .000 07/15/49 3,108,064
275,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
4 .250 06/15/31 264,673
895,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Ascend Leadership Academy Project, Series 2021A
5 .000 06/15/41 822,690
200,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6 .000 06/15/35 207,027
325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cherokee Classical Academy, Series 2025A
6 .500 06/15/45 330,617

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 400,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Coral Academy of Science, Reno, Series 2021A
4 .000% 06/01/36 $ 366,406
465,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
4 .000 06/15/29 452,536
390,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/39 365,449
1,180,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4 .250 06/15/29 1,156,702
2,225,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/42 2,249,375
1,365,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .500 06/01/47 1,364,533
995,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .625 06/01/52 980,416
525,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Discovery Charter School Project, Series 2022A
6 .750 06/01/62 514,890
850,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Explore Knowledge Foundation Las Vegas Project,
Series 2012A
5 .750 07/15/32 850,748
700,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
5 .000 07/01/35 736,218
1,800,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Foundation Academy Charter School Project, Series
2024
4 .750 07/01/45 1,716,620
250,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
5 .750 07/01/33 263,514
325,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2023A
6 .375 07/01/43 341,249
650,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/31 655,190
1,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5 .000 01/01/42 959,649
6,975,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Gray Collegiate Academy Project, Series 2019A
5 .625 06/15/49 6,935,925
5,940,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Gray Collegiate Academy Project, Series 2021A
4 .750 06/15/56 5,176,210
655,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Guilford Preparatory Academy, North Carolina, Taxable
Series 2022A
4 .375 04/01/32 643,555
3,780,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Mallard Creek STEM Academy, North Carolina, Series
2019
5 .125 06/15/39 3,779,981
6,330,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North Carolina Charter Educational Foundation Project,
Series 2016A
5 .000 06/15/36 5,904,107
230,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
5 .250 07/15/33 240,246
460,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Quality Education Academy Project, Series 2023A
6 .000 07/15/43 479,542
5,000,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Union Day School Project, Refunding Series 2026
5 .500 06/15/36 5,024,790
1,125,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
4 .500 06/15/29 1,127,211
510,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
4 .500 06/15/32 513,916
1,310,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2022A
5 .000 06/15/42 1,301,156

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,935,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Series 2024A
6 .500% 06/01/39 $ 1,913,275
670,000 (d) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Vegas Vista Academy, Taxable Series 2024B
8 .000 06/01/32 675,228
4,920,216 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .000 01/01/45 4,892,420
3,390,000 (d) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6 .150 01/01/55 3,368,486
750,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
6 .750 03/01/27 761,729
2,500,000 (d) Public Finance Authority of Wisconsin, Contract Revenue
Bonds, Mercer Crossing Public Improvement District Project,
Series 2017
7 .000 03/01/47 2,527,312
1,725,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
5 .875 06/15/38 1,746,687
790,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/34 809,022
700,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/39 703,363
270,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/44 266,776
135,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
4 .000 06/15/29 134,307
440,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, North Carolina Leadership Academy, Series 2019A
5 .000 06/15/39 439,976
1,000,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/34 992,571
750,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .000 07/15/39 715,466
800,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Pinecrest Academy of Nevada, Sloan Canyon Campus
Project, Refunding Series 2024A
4 .500 07/15/49 730,087
500,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .625 06/15/37 480,098
750,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
5 .875 06/15/42 710,826
150,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
4 .750 06/01/29 149,954
970,000 (d) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Franklin School of Innovation, Series 2022A
5 .000 01/01/42 909,528
44,970,000 (d) Public Finance Authority of Wisconsin, Educational Facilities
Revenue Bonds, Lindenwood Education system, Series 2025A
5 .500 06/01/35 48,434,044
100,000 (d) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2016A
4 .250 08/01/26 99,827
2,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4 .000 08/01/35 1,950,879
35,520,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .250 08/01/27 25,929,600
725,000 (d),(g) Public Finance Authority of Wisconsin, Limited Obligation
Grant Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017A
6 .750 08/01/31 507,500

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 30,370,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
2 .900% 12/01/27 $ 23,688,600
45,645,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .770 12/01/37 35,603,100
31,515,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3 .915 12/01/42 24,581,700
21,655,000 (d) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
4 .060 12/01/50 16,890,900
13,270,000 (d) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6 .250 02/01/39 13,567,466
8,500,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5 .400 06/20/44 9,126,974
1,440,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-2
5 .750 06/20/44 1,527,081
1,790,000 (d) Public Finance Authority of Wisconsin, Project Revenue Bonds,
Irving Convention Center Hotel Project, First Tier Series
2017A-2
7 .000 01/01/50 1,926,352
2,455,649 (d) Public Finance Authority of Wisconsin, Revenue Anticipation
Bonds, Texas Infrastructure Authority Program, Astro Texas
Land Projects, Refunding & Improvement Series 2025
5 .000 12/15/36 2,455,202
23,350,000 (j) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds,  Silverleaf Project, Texas
Infrastructure Program, Series 2026
0 .000 12/15/35 12,271,093
4,765,000 (j) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Creekhaven, Wildrye, and Furst
Ranch Projects, Texas Infrastructure Program, Series 2026
0 .000 12/15/36 2,470,407
11,158,000 (d),(j) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Willow Springs Projects, Serie 2025
0 .000 12/15/39 4,508,612
1,700,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
6 .250 10/01/31 170,000
1,000,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017B
8 .500 10/01/47 10
1,200,000 (d),(k) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6 .000 12/01/45 1,278,057
11,630,000 (d),(g) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6 .625 07/01/28 8,141,000
2,155,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .000 10/01/33 2,246,474
1,820,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
5 .750 10/01/43 1,879,603
500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2026
5 .500 10/01/46 499,409
500,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2026
6 .000 10/01/60 503,651
30,000 (d),(i) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (ETM)
5 .000 04/01/30 31,434
8,000,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone CCRC Project, Series 2021A
4 .000 06/01/56 6,063,395
9,630,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/36 9,234,110
16,025,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/37 16,335,800
1,130,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
4 .000 06/01/41 1,024,083
2,755,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000 07/01/36 2,680,223

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,500,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .000% 07/01/41 $ 1,418,954
1,625,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4 .250 07/01/54 1,383,490
850,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, SLAM
Academy of Nevada Project, Series 2026A
5 .000 07/15/46 840,872
6,000,000 (d),(j) Public Finance Authority of Wisconsin, Revenue Bonds,
Texas Infrastructure Program Revenue Anticipation Capital
Appreciation Ashland Project, Series 2026
0 .000 12/15/40 2,379,283
1,935,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
4 .000 06/15/30 1,927,803
2,245,000 Public Finance Authority of Wisconsin, Revenue Bonds, Triad
Educational Services, Inc. Math & Science Academy, Series
2025
5 .000 06/15/35 2,312,198
2,420,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2022A
4 .000 12/01/31 2,386,772
545,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
5 .250 12/01/35 559,659
825,000 (d) Public Finance Authority of Wisconsin, Revenue Bonds, Viticus
Group Project, Series 2025A
6 .250 12/01/45 869,414
25,435,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .125 01/01/33 11,445,750
8,455,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .250 01/01/38 3,804,750
2,795,000 (d),(g) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6 .375 01/01/48 1,257,750
735,000 (a),(g) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15 .000 12/31/26 74
9,245,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .300 11/01/30 9,245,118
285,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
4 .000 10/15/31 275,408
1,140,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ocean
Academy Charter School, Series 2021
5 .000 10/15/41 1,093,840
1,000,000 Public Finance Authority, Wisconsin, Revenue Bonds, Texas
Biomedical Research Institute Project, Series 2021A
3 .000 06/01/48 699,053
3,625,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Ultimate
Medical Academy, Series 2019A
5 .000 10/01/39 3,741,676
17,930,000 (d) Public Finance Authority, Wisconsin, Revenue Bonds, Vonore
Fiber Products Sustainable Packaging Project, Taxable Green
Series 2019
9 .500 06/01/29 17,525,802
3,500,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Bonds,  Legacy Rochester Hills Project-Rochester Hills,
Michigan, Series 2025
5 .250 06/01/34 3,593,590
34,895,000 (d) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5 .000 06/01/41 35,813,060
4,600,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 06/30/60 4,822,078
11,550,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5 .750 12/31/65 12,107,608
4,000,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
6 .500 12/31/65 4,478,182
1,750,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022A
5 .500 12/01/52 1,867,322
1,285,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Bellin Memorial Hospital Incorporated Series 2022B
5 .250 12/01/48 1,364,941
875,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Hmong American Peace Academy, Series 2020
5 .000 03/15/50 872,226
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Marshfield Clinic Health System, Inc., Series 2017C
5 .000 02/15/47 1,002,914

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 2,130,000 (d) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5 .250% 06/01/40 $ 2,129,877
235,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
4 .375 08/01/27 206,800
4,425,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/27 3,894,000
4,015,000 (g) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/32 2,839,284
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .250 08/01/34 1,004,190
2,300,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Clement Manor, Inc., Series 2019
4 .500 08/01/39 2,305,634
1,180,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
3 .000 12/01/31 1,047,151
2,550,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hope Christian Schools Obligated
Group, Series 2021
4 .000 12/01/41 2,086,078
6,250,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Hospital Sisters Services, Inc.,
Series 2025A
5 .000 08/15/48 6,614,176
3,000,000 (e),(i) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic Health System,
Inc., Series 2020B-2, (Pre-refunded 8/15/26), (Mandatory Put
2/15/27)
5 .000 02/15/51 3,008,241
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Mile Bluff Medical Center, Inc.,
Series 2014
5 .125 05/01/29 998,067
490,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, PHW Oconomowoc, Inc. Project,
Series 2018
4 .150 10/01/29 487,502
2,700,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2019A
5 .000 07/01/49 2,700,934
3,210,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/39 3,249,827
3,350,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000 11/01/46 3,267,039
1,600,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Three Pillars Senior Living
Communities, Series 2024B-1
4 .400 08/15/29 1,600,353
5,000,000 (d) Wisconsin Housing and Economic Development Authority,
Multifamily Housing Bonds, Meadow Village Project Series
2020A
5 .000 07/01/37 4,703,965
TOTAL WISCONSIN 531,245,324
TOTAL MUNICIPAL BONDS
(Cost $6,967,654,832) 6,794,120,615
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
370972 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 370972
CAPITAL GOODS - 0.0%
1,029,408 (a),(g) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 103
TOTAL CAPITAL GOODS 103

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE EQUIPMENT & SERVICES - 0.0%
$ 2,695,268 (a),(g) Jackson Hospital Revenue Bonds 13 .000% 04/30/28 $ 215,622
1,940,593 (a),(g) Jackson Hospital Revenue Bonds 13 .000 04/30/28 155,247
TOTAL HEALTH CARE EQUIPMENT & SERVICES 370,869
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $5,638,660) 370,972
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
66,600 WARRANTS - 0.0% 66,600
TRANSPORTATION - 0.0%
133,200 (a) BL Train Holdings West LLC 11/26/35 66,600
TOTAL TRANSPORTATION 66,600
TOTAL WARRANTS
(Cost $0) 66,600
TOTAL LONG-TERM INVESTMENTS
(Cost $7,043,530,941) 6,863,956,040
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.8%
123,975,000 REPURCHASE AGREEMENTS - 1.8% 123,975,000
123,975,000 (l) Fixed Income Clearing Corporation 3 .610 07/01/26 123,975,000
TOTAL REPURCHASE AGREEMENTS
(Cost $123,975,000) 123,975,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $123,975,000) 123,975,000
TOTAL INVESTMENTS - 100.5%
(Cost $7,167,505,941) 6,987,931,040
FLOATING RATE OBLIGATIONS - (3.2)% (223,570,000)
OTHER ASSETS & LIABILITIES, NET -  2.7% 186,735,165
NET ASSETS - 100% $ 6,951,096,205
AMT Alternative Minimum Tax
ETF Exchange-Traded Fund
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR London Inter-Bank Offered Rate
M Month
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
SOFR Secured Overnight Financing Rate
SPMUV7DY S&P Municipal Bond 7 Day High Grade Rate Index
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Affiliated holding
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,932,262,749 or 42.0% of Total Investments.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(h) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.

Portfolio of Investments June 30, 2026
(continued)
Short Duration High Yield

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(i) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(j) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(k) When-issued or delayed delivery security.
(l) Agreement with Fixed Income Clearing Corporation, 3.610% dated 6/30/26 to be repurchased at $123,987,432 on 7/1/26, collateralized by Government Agency Securities, with coupon rate 1.625% and maturity date 5/15/31, valued at $126,454,529.
Futures Contracts - Short
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
U.S. Treasury 10-Year Note (2,926) 9/26 $ (319,345,855) $ (321,539,969) $ (2,194,114)
U.S. Treasury 5-Year Note (1,960) 9/26 (209,439,830) (209,811,875) (372,045)
Total $(528,785,685) $(531,351,844) $(2,566,159)

Short Duration High Yield
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ 1 $ 1
Corporate Bonds – 8,483,065 – 8,483,065
Exchange-Traded Funds 60,914,787 – – 60,914,787
Municipal Bonds – 6,794,118,904 1,711 6,794,120,615
Variable Rate Senior Loan Interests – – 370,972 370,972
Warrants – – 66,600 66,600
Short-Term Investments:
Repurchase Agreements – 123,975,000 – 123,975,000
$ 60,914,787 $ 6,926,576,969 $ 439,284 $ 6,987,931,040
Investments in Derivatives:
Futures Contracts* (2,566,159) – – (2,566,159)
$ (2,566,159) $ – $ – $ (2,566,159)
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 223,570,000 $ – $ 223,570,000
$ – $ 223,570,000 $ – $ 223,570,000
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 82,318,179 $ – $ 82,318,179
$ – $ 82,318,179 $ – $ 82,318,179
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments June 30, 2026
Strategic Municipal Opportunities
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 102.1%
0 COMMON STOCKS - 0.0% 0
MATERIALS - 0.0%
15 (a),(b) Palouse Fiber Holdings LLC $ 0
TOTAL MATERIALS 0
TOTAL COMMON STOCKS
(Cost $2,250) 0
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
373,013 CORPORATE BONDS - 0.1% 373,013
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
$ 477,476 (c) Benloch Ranch Improvement Association No 12022 2022 9.750% 12/01/39 373,013
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 373,013
TOTAL CORPORATE BONDS
(Cost $477,476) 373,013
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
1155658895 MUNICIPAL BONDS - 102.0% 1155658895
ALABAMA - 2.9%
600,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.500 09/01/45 663,413
660,000 Alabama State University, General Tuition and Fee Revenue
Bonds, Series 2025
5.750 09/01/50 726,625
1,100,000 (c),(d) Baldwin County Industrial Dev Auth, Alabama, Solid Waste
Disposal Revenue Bonds, Novelis Corporation Project, Series
2026A., (AMT), (Mandatory Put 3/01/33)
4.300 03/01/56 1,101,739
710,000 (c),(d) Baldwin County Industrial Development Authority, Alabama,
Solid Waste Disposal Revenue Bonds, Novelis Corporation
Project, Series 2025B, (AMT), (Mandatory Put 6/01/32)
4.625 06/01/55 724,962
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/38 1,504,671
1,500,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4.000 07/01/43 1,482,679
5,000,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2023A, (Mandatory Put 10/01/30)
5.250 01/01/54 5,309,577
10,250,000 (d) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2025A, (Mandatory Put 5/01/32)
5.250 05/01/56 10,466,959
4,280,000 (d) Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Green Series 2020, (AMT),
(Mandatory Put 11/01/30)
6.375 11/01/50 4,744,118
1,000,000 Hoover Industrial Development Board, Alabama,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Proejcet, Series 2019, (AMT)
5.750 10/01/49 1,031,194
220,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5.875 04/15/45 154,673
4,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5.000 11/01/35 4,176,981
500,000 UAB Medicine Finance Authority, Alabama, Revenue Bonds,
Series 2017B-2
5.000 09/01/41 504,803
TOTAL ALABAMA 32,592,394
ARIZONA - 2.7%
905,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/43 1,007,802
705,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026A
5.000 07/01/44 778,791
730,000 (c) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in
Meridian, Ada County, Idaho, Series 2020
5.000 06/01/31 742,912

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 1,240,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Series 2021B
5.000% 07/01/51 $ 1,103,782
8,000,000 (c) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Heritage Academy - Gateway and Laveen
Pojects, Taxable Series 2021A
5.000 07/01/51 7,101,994
5,660,000 (c) Arizona Industrial Development Authority, Arizona, Hotel
Revenue Bonds, Provident Group Falcon Properties LLC,
Project, Senior Series 2022A-1
4.000 12/01/51 3,381,563
1,625,000 (c) Arizona Industrial Development Authority, Development First
Lien Revenue Bonds, Montanero Project, Alternative Minimum
Tax Series 2025, (AMT)
6.750 12/01/55 1,681,472
500,000 (c),(d) Arizona Industrial Development Authority, Solid Waste
Disposal Revenue Bonds, Copper World LLC Project, Series
2026A, (AMT), (Mandatory Put 7/02/36)
4.500 07/01/46 508,210
2,000,000 Chandler, Arizona, Excise Tax Revenue Bonds, Series 2026 5.000 07/01/40 2,292,417
2,000,000 Chandler, Arizona, General Obligation Bonds, Series 2026 5.000 07/01/39 2,310,365
2,795,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
7.000 05/01/66 2,904,305
400,000 (c) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5.000 07/01/39 405,258
1,000,000 (c) Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Ottawa University
Projects, Series 2020
5.250 10/01/40 902,513
2,190,000 (e) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5.000 01/01/35 2,447,570
1,355,000 (e) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5.000 01/01/38 1,523,638
1,250,000 Maricopa County Pollution Control Corporation, Arizona,
Pollution Control Revenue Bonds, El Paso Electric Company
Palo Verde Project, Refunding Series 2012A
4.500 08/01/42 1,250,242
100,000 (f) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5.250 07/01/36 80,000
TOTAL ARIZONA 30,422,834
ARKANSAS - 2.0%
11,800,000 (c),(d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026A, (AMT), (Mandatory Put
3/01/33)
4.000 09/01/46 11,933,090
10,000,000 (c),(d) Arkansas Development Finance Authority, Arkansas,
Environmental Improvement Revenue Bonds, United States
Steel Corporation Project, Series 2026B, (AMT), (Mandatory Put
3/03/36)
4.250 09/01/46 10,166,973
1,000,000 Arkansas Development Finance Authority, Revenue Bonds,
Baptist Memorial Health Care, Refunding Series 2020B-1
5.000 09/01/37 1,044,011
TOTAL ARKANSAS 23,144,074
CALIFORNIA - 8.0%
100,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/43 113,078
120,000 Alameda County Fire Department, California, General
Obligation Bonds, Series 2025
5.000 06/01/44 134,600
2,160,000 (d) California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2023E,
(Mandatory Put 9/01/32)
5.000 02/01/55 2,302,733
2,270,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2026E
5.000 07/01/35 2,500,826
3,815,000 (c) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Creekwood, Series 2021A
4.000 02/01/56 2,524,832
1,910,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2025A
5.000 12/01/32 2,093,933

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 100,000 (c) California Municipal Finance Authority,  Revenue Bonds,
Creative Center of Los Altos Project Pinewood & Oakwood
Schools, Series 2016B
4.000% 11/01/36 $ 99,055
5,185,000 California Municipal Finance Authority, Federal Lease Revenue
Bonds, VA Oceanside Health Care Center Project, Taxable
Series 2021
3.637 07/01/30 4,801,758
600,000 (c) California Municipal Finance Authority, Revenue Bonds,
California Baptist University, Refunding Series 2025A
5.125 11/01/40 624,781
250,000 (c) California Municipal Finance Authority, Revenue Bonds, Clay
Lacy Aviation Facilities - John Wayne Airport, Orange County
Project, Series 2026, (AMT)
5.000 01/01/41 259,397
970,000 California Municipal Finance Authority, Revenue Bonds, SFMTA
Potrero Yard Modernization Project, Series 2026A
5.000 09/01/44 1,068,521
6,785,000 (c) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, Poseidon Resources Channelside
LP Desalination Project, Series 2012, (AMT)
5.000 07/01/30 6,815,028
1,000,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, California Crosspoint Academy Project, Series
2020A
5.125 07/01/55 882,527
400,000 (c) California Public Finance Authority, Charter School Lease
Revenue Bonds, Laverne Elementary Preparatory Academy
Project, Series 2019A
5.000 06/15/49 382,694
470,000 (c) California Public Finance Authority, Senior Living Revenue
Bonds, Enso Village, Refunding Green Series 2021A
5.000 11/15/46 455,220
275,000 California Public Finance Authority, Senior Living Revenue
Bonds, The James, Senior Series 2024A
6.375 06/01/59 257,481
300,000 (c) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5.000 06/01/31 296,223
745,000 (c),(g) California School Finance Authority, Charter School Revenue
Bonds, Scholarship Prep Public Schools Obligated Group,
Series 2020A, (Pre-refunded 6/01/28)
5.000 06/01/60 774,524
655,000 California State, General Obligation Bonds, Various Purpose
Series 2025
5.000 08/01/39 748,274
1,225,000 (c) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5.000 12/01/41 1,225,605
250,000 (c) California Statewide Communities Development Authority,
Hotel Revenue Bonds, HR Ontario Hotel Project, Series 2026A
6.125 09/02/48 261,328
6,180,000 (c) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Center City Anaheim, Series
2020A
5.000 01/01/54 5,562,570
1,500,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5.000 11/01/42 1,693,707
1,200,000 Fontana Public Facilities Financing Authority, California, Lease
Revenue Bonds, Series 2025A
5.000 11/01/45 1,323,678
110,000 Los Angeles County Public Works Financing Authority,
California, Lease Revenue Bonds, Series 2025J
5.000 12/01/40 126,321
1,065,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/40 1,173,272
2,445,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/41 2,680,705
2,125,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/42 2,320,394
1,700,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/43 1,849,547
1,915,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/44 2,074,203
2,130,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/45 2,282,291
2,200,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5.000 07/01/46 2,349,281
780,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000 07/01/43 848,616

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 730,000 Los Angeles Department of Water and Power, California, Water
System Revenue Bonds, Series 2025C
5.000% 07/01/45 $ 782,194
2,625,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.000 05/01/47 2,802,152
3,270,000 Los Angeles Municipal Improvement Corporation, California,
Lease Revenue Bonds, Convention Center, Series 2025A
5.250 05/01/50 3,507,559
1,000,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2025-1, Rienda 3, Improvement Area 1, Series
2026A
5.000 08/15/51 1,028,687
575,000 (h) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/41 310,408
585,000 (h) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/42 297,766
1,060,000 (h) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/48 369,706
965,000 (h) Ravenswood City School District, San Diego County, California,
General Obligation Bonds, Election 2022 Series 2025B
0.000 08/01/50 302,135
1,265,000 River Islands Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 2003-1 Improvement Area
1, Subordinate Series 2022B-2
5.000 09/01/42 1,308,642
3,660,000 San Francisco City and County Public Utilities Commission,
California, Wastewater Revenue Bonds, Series 2013B
4.000 10/01/42 3,623,170
1,275,000 San Francisco City and County, California, Multifamily Housing
Revenue Bonds, Sunnydale Hope SF Block 9, Series 2025B-1
5.000 02/01/46 1,354,950
750,000 San Francisco Community College District, California, General
Obligation Bonds, Taxable Election 2020 Series 2020A-1
3.165 06/15/41 602,199
500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure T, Series
2025C - BAM Insured
5.000 08/01/47 538,197
475,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/47 511,288
1,500,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 2020 Election Measure U, Series
2025C - BAM Insured
5.000 08/01/48 1,606,015
1,150,000 University of California, General Revenue Bonds, Series
2025CD
5.000 05/15/40 1,300,988
725,000 University of California, General Revenue Bonds, Series
2025CD
5.250 05/15/40 877,240
2,360,000 University of California, General Revenue Bonds, Series
2025CD
5.500 05/15/40 2,774,445
1,540,000 University of California, General Revenue Bonds, Series
2025CE
5.000 11/15/41 1,746,603
3,750,000 University of California, General Revenue Bonds, Series
2025CH
5.250 05/15/38 4,509,392
5,000,000 University of California, General Revenue Bonds, Series
2025CH
5.250 05/15/39 6,034,506
1,115,000 University of California, General Revenue Bonds, Series
2025CH
5.500 05/15/43 1,309,416
TOTAL CALIFORNIA 90,404,661
COLORADO - 11.8%
2,630,000 64th Avenue ARI Authority, Adams County, Colorado, Special
Revenue Bonds, Series 2020
6.500 12/01/43 2,675,872
1,420,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.500 12/01/44 1,465,129
1,000,000 (c) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5.750 12/01/54 1,017,833
6,250,000 Aurora Highlands Community Authority Board, Adams
County, Colorado, Special Tax Revenue Bonds, Refunding &
Improvement Series 2021A
5.750 12/01/51 6,197,199
1,000,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5.000 12/01/48 984,647

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,500,000 Belford North Metropolitan District, Douglas County, Colorado,
General Obligation Limited Tax Bonds, Series 2020A
5.500% 12/01/50 $ 1,395,617
1,000,000 Bennett Ranch Metropolitan District 1, Adams County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2021A
5.000 12/01/51 837,751
1,000,000 (f) Broadway Station Metropolitan District 2, Denver City and
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Series 2019A
5.125 12/01/48 703,759
1,500,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/37 1,500,749
5,000,000 (c) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5.000 12/01/47 4,999,812
1,010,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5.250 12/01/50 1,084,912
400,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds World Compass Academy Project,
Series 2017
5.375 10/01/37 371,857
100,000 (c) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4.000 07/01/41 85,460
7,650,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6.875 02/01/59 8,148,879
2,500,000 (c) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Taxable Senior Lien
Series 2025A-2
10.000 02/01/45 2,555,198
2,600,000 (c) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4.375 06/01/36 2,568,301
500,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Cappella of Grand Junction Project, Series 2019
5.000 12/01/54 365,000
585,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5.125 12/01/45 611,430
500,000 (c),(f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sunny Vista Living Center Project, Refunding & Improvement
Series 2015A
5.750 12/01/35 389,655
250,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5.875 12/01/46 250,081
500,000 Copper Ridge Metropolitan District, Colorado Springs,
Colorado, Tax Increment and Sales Tax Supported Revenue
Bonds, Series 2019
5.000 12/01/39 502,362
500,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Subordinate Series 2024B
6.125 12/15/54 496,343
5,295,000 (h) Dawson Trails Metropolitan District 1, Castle Rock, Colorado,
Limited Tax General Obligation Bonds, Special Revenue
Capital Appreciation Turbo, Refunding & Improvement Series
2026
0.000 12/01/33 3,206,799
3,250,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5.000 12/01/29 3,272,181
996,000 Denver International Business Center Metropolitan District 1,
Denver, Colorado, General Obligation Bonds, Subordinate
Limited Tax Series 2019B
6.000 12/01/48 996,562
4,900,000 (c) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6.750 12/01/34 4,925,602
970,000 (c) Flying Horse Metropolitan District 3, El Paso County, Colorado,
General Obligation Limited Tax Bonds, Refunding Series 2019
6.000 12/01/49 973,852
873,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
5.750 12/01/30 873,085
1,610,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.250 12/01/32 1,637,613

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 4,445,000 Fourth North Business Improvement District, Silverthorne,
Summit County, Colorado, Special Revenue and Tax Supported
Bonds, Refunding & Improvement Senior Series 2022A
5.750% 12/01/52 $ 4,513,066
2,000,000 (c),(f) Future Legends Sports Park Metropolitan District 2, Colorado,
Limited Tax General Obligation Bonds, Series 2020A
1.375 06/01/50 1,004,584
363,019 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-2
6.500 12/01/43 379,604
970,000 (c) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5.500 12/01/44 1,000,289
1,000,000 Hess Ranch Metropolitan District 6, Parker, Colorado, Limited
Tax General Obligation Bonds, Series 2020A-1
5.000 12/01/49 1,000,279
1,365,000 (c) Hogback Metropolitan District, Jefferson County, Colorado,
Limited Tax General Obligation Bonds, Convertible to
Unlimited Tax Series 2021A
5.000 12/01/51 1,305,109
500,000 Independence Water & Sanitation District, Elbert County,
Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024
5.125 12/01/33 520,448
1,350,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
5.250 12/01/41 1,365,539
615,000 (i) Jones District Community Authority Board, Centennial,
Colorado, Special Revenue Convertible Capital Appreciaiton
Bonds, Series 2020A
5.750 12/01/50 615,944
1,615,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.125 12/01/44 1,635,958
1,350,000 (c) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6.625 12/01/56 1,344,656
1,220,000 (i) Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 2023A-2
8.000 12/01/53 1,066,738
660,000 Lanterns Metropolitan District 3, Douglas County, Colorado,
General Obligation Bonds, Limited Tax Series 2023A-1
7.250 12/01/53 689,125
3,000,000 (c) Ledge Rock Center Commercial Metropolitan District (In the
Town of Johnstown, Weld County, Colorado), Limited Tax
General Obligation Bonds, Series 2022
7.375 11/01/52 3,171,978
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 12/01/41 497,802
500,000 Mayberry Community Authority, Colorado Springs, El Paso
County, Colorado, Special Revenue Bonds, Series 2021A
5.000 04/15/51 459,820
500,000 Mountain Sky Metropolitan District, Fort Lupton, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/49 493,322
2,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5.000 12/01/40 2,027,636
1,000,000 Northfield Metropolitan District 2, Fort Collins, Larimer County,
Colorado, Limited Tax General Obligation Bonds, Series 2020A
5.000 12/01/50 915,829
500,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
4.000 12/01/29 461,570
10,025,000 (f) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5.000 12/01/39 8,974,219
290,000 (c) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5.000 12/01/51 253,554
1,550,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series
2022A-1
7.500 12/01/52 1,580,467
1,055,000 (i) Pinon Pines Metropolitan District No. 3, El Paso County,
Colorado, General Obligation Limited Tax Convertible Capital
Appreciation Bonds, Series 2025
5.875 12/01/54 996,759
7,895,000 Pioneer Community Authority Board (Weld County, Colorado),
Special Revenue Bonds, Series 2022
6.500 12/01/34 7,793,518

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 500,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
4.125% 12/15/27 $ 501,215
2,000,000 (c) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5.000 12/15/41 2,003,442
500,000 Prairie Center Metropolitan District No. 3, Brighton, Colorado,
Special Revenue Bonds, Park and Recreation Improvements
Series 2018
5.125 12/15/42 500,583
1,451,000 Prairie Farm Metropolitan District, In the City of Commerce
City, Adams County, Colorado, Limited Tax Convertible to
Unlimited Tax, General Obligation Bonds, Series 2018A
5.250 12/01/48 1,451,062
500,000 Prairie Point Community Authority Board, Aurora, Arapahoe
County, Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2026
5.000 12/01/35 509,933
1,000,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding
& Improvement Series 2017
5.000 12/01/42 1,008,429
2,000,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4.000 12/01/41 1,849,479
1,250,000 (c) Reagan Ranch Metropolitan District 1, Colorado Springs,
Colorado, General Obligation Bonds, Limited Tax & Special
Revenue, Series 2025
6.125 12/01/54 1,270,222
1,000,000 (h) Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0.000 12/01/32 653,710
1,112,064 (c) Ridge at Johnstown Metropolitan District 8, Larimer County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Series 2024
5.875 12/01/44 1,120,816
1,016,000 Silver Leaf Metropolitan District, Jefferson County, Colorado,
General Obligation Limited Tax Bonds, Series 2021A-3
5.250 12/01/50 943,781
2,725,000 Silverstone Metropolitan District 3, Weld County, Colorado,
General Obligation and Special Revenue Bonds, Limited Tax
Series 2023
7.750 12/01/45 2,822,599
1,220,000 SouthGlenn Metropolitan District, Colorado, Special Revenue
Bonds, Refunding Series 2016
5.000 12/01/30 1,220,321
500,000 (c),(i) St. Vrain Lakes Metropolitan District 4, Weld County, Colorado,
General Obligation Bonds, Firestone Convertible Capital
Appreciation Limited Tax Series 2024A
0.000 09/20/54 376,631
610,000 (c) STC Metropolitan District 2, Superior, Boulder County,
Colorado, Limited Tax General Obligation and Special Revenue
Bonds, Refunding Second Lien Series 2025A-2
6.250 12/01/55 626,187
1,650,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5.000 12/01/40 1,661,513
924,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2019 - AGM
Insured
3.250 12/15/50 812,556
500,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.125 12/01/34 501,422
3,820,000 Velocity Metropolitan District 3, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2019
5.375 12/01/39 3,827,715
1,600,000 (i) Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Convertible Capital
Appreciation Series 2020A-2
6.000 12/01/50 1,445,176
2,000,000 Velocity Metropolitan District 5, In the City of Aurora, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-1
5.375 12/01/50 1,996,225
1,500,000 Verve Metropolitan District 1, Jefferson County and the City
and County of Broomfield, Colorado, General Obligation
Bonds, Refunding and Improvement Limited Tax Series 2021
5.000 12/01/51 1,356,813

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 2,600,000 (c),(i) West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2024A-2
8.000% 12/01/54 $ 1,757,720
770,000 (c) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5.750 12/01/44 784,594
2,000,000 (c) Windler Public Improvement Authority, Aurora, Colorado,
Limited Tax Supported Revenue Bonds, Series 2021A-1
4.125 12/01/51 1,538,432
500,000 Windsor Highlands Metropolitan District 9, Windsor, Larimer
County, Colorado, Limited Tax Supported Revenue Bonds,
Series 2019
5.000 12/01/39 500,815
1,856,000 Woodmen Heights Metropolitan District 2, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding
Subordinate Series 2020B-2
7.500 12/15/40 1,871,723
TOTAL COLORADO 134,074,467
CONNECTICUT - 0.3%
100,000 (c) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5.000 09/01/46 99,990
1,330,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/34 1,338,383
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4.000 07/01/36 1,252,193
1,255,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Series 2016B-1
2.950 11/15/31 1,230,151
TOTAL CONNECTICUT 3,920,717
DELAWARE - 0.5%
500,000 (c) Bridgeville, Delaware, Special Obligation Bonds, Heritage
Shores Special Development District, Series 2024
5.625 07/01/53 507,942
3,740,000 (d) Delaware Economic Development Authority, Exempt Facility
Revenue Bonds, NRG Energy Project, Refunding Series 2020A,
(Mandatory Put 10/01/35)
4.000 10/01/45 3,785,383
1,500,000 Delaware Health Facilities Authroity, Revenue Bonds, Beebe
Medical Center Project, Series 2018
5.000 06/01/43 1,517,794
35,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5.000 07/01/48 34,010
TOTAL DELAWARE 5,845,129
DISTRICT OF COLUMBIA - 0.5%
620,000 District of Columbia, General Obligation Bonds, Series 2026A 5.000 06/01/42 697,066
1,610,000 District of Columbia, Income Tax Secured Revenue Bonds,
Series 2019A
4.000 03/01/37 1,624,659
3,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
4.000 07/15/45 2,953,361
TOTAL DISTRICT OF COLUMBIA 5,275,086
FLORIDA - 6.2%
200,000 (c) Cape Coral Health Facilities Authority, Florida, Senior Housing
Revenue Bonds, Gulf Care Inc. Project, Series 2015
5.750 07/01/30 157,981
3,225,000 (c) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5.000 12/15/40 3,210,834
255,000 (c),(g) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, South Tech Schools Project, Series 2020A,
(Pre-refunded 6/15/27)
5.000 06/15/55 260,657
1,000,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, Pineapple Cove Classical Academy, Series 2019A
5.250 07/01/49 931,775
100,000 (c) Capital Trust Agency, Florida, Educational Facilities Revenue
Bonds, The Florida Charter Educational Foundation, Inc.
Projects, Series 2018A
5.375 06/15/48 95,418
50,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6.100 08/15/38 51,054
90,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
4.375 06/15/27 89,988
500,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2019A
5.000 06/15/39 493,276

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 100,000 (c) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5.000% 10/15/39 $ 100,142
800,000 (c) Charlotte County Industrial Development Authority, Florida,
Utility System Revenue Bonds, Town & Country Utilities Project,
Series 2025, (AMT)
6.125 10/01/55 833,067
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4.750 07/15/36 100,007
1,050,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5.000 06/15/35 1,060,441
990,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6.000 06/15/33 1,079,826
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6.500 06/15/38 1,074,006
1,000,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2023A
6.625 06/15/43 1,075,087
100,000 (c) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2020C
5.000 09/15/40 98,379
3,850,000 (c) Florida Development Finance Corporation, Florida, Solid
Waste Disposal Revenue Bonds, Waste Pro USA, Inc. Project,
Series 2023, (AMT)
4.500 07/01/32 3,862,980
4,720,000 (c) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (Mandatory Put
7/15/28)
12.000 07/15/32 648,385
1,700,000 (j) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024 - AGM Insured, (AMT),
(UB)
5.000 07/01/44 1,684,870
2,235,000 (j) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Brightline
Trains Florida LLC Issue, Series 2024, (AMT), (UB)
5.250 07/01/53 2,215,903
20,395,000 (c),(d) Florida Development Finance Corporation, Revenue Bonds,
Brightline Florida Passenger Rail Expansion Project, Series
2025B, (AMT), (Mandatory Put 7/01/26)
1.000 07/01/57 13,256,750
450,000 (c) Florida Development Finance Corporation, Student Housing
Revenue Bonds, SPP - Tampa I - LLC The Henry Project, Series
2024A-1
5.250 06/01/54 449,938
1,190,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/43 1,322,428
1,300,000 Florida State Turnpike Authority, Turnpike Revenue Bonds,
Department of Transportation, Series 2026A
5.000 07/01/45 1,418,561
3,500,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, JetBlue Airways Corporation,
Series 2013, (AMT)
5.000 11/15/36 3,500,824
1,350,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.250 11/01/34 1,447,369
850,000 Greater Orlando Aviation Authority, Florida, Special Purpose
Airport Facilities Revenue Bonds, United Airlines, Inc. Project,
Series 2025, (AMT)
5.500 11/01/36 916,823
495,000 (c) Hidden Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 3,
Series 2019A-1
5.250 11/01/39 507,539
400,000 Hobe-Saint Lucie Conservancy District, Florida, Special
Assessment Revenue Bonds, Improvement Unit 1A, Series
2024
4.750 05/01/31 413,485
1,555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5.000 05/01/35 1,667,171

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 1,145,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5.500% 05/01/40 $ 1,252,875
555,000 Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Southeast Project, Series 2025
5.800 05/01/45 602,233
370,000 Langley South Community Development District, Florida,
Special Assessment Revenue Bonds, Mascotte Assessment
Area One Series 2024
5.125 05/01/44 380,174
995,000 Magic Place Community Development District, Osceola
County, Florida, Special Assessment Revenue Bonds, Series
2019
4.500 05/01/51 893,994
625,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/42 676,859
1,325,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/43 1,428,909
580,000 Miami Beach Redevelopment Agency, Florida, Tax Increment
Revenue Bonds, City Center/Historic Convention Village,
Refunding Series 2025
5.000 02/01/44 621,071
100,000 (c) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5.875 07/01/37 100,860
1,635,000 Miami, Florida, Limited Ad Valorem Tax Bonds, Forever
Infrastructure Programs Series 2024A
5.500 01/01/49 1,771,730
1,070,000 (j) Miami-Dade County, Florida, Seaport Revenue Bonds,
Refunding Series 2022A, (AMT), (UB)
5.250 10/01/52 1,096,764
1,355,000 (h) Miami-Dade County, Florida, Special Obligation Bonds,
Subordinate Series 2009 - BAM Insured
0.000 10/01/37 895,909
3,000,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Refunding Series 2017B
4.000 10/01/37 3,011,520
85,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
4.750 05/01/31 86,075
240,000 (c) Mirada Community Development District, Florida, Capital
Improvement Bonds,  Assessment Area 3 Series 2024
5.625 05/01/44 247,574
180,000 (c) North AR-1 of Pasco Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 5,
Series 2024
5.750 05/01/44 188,654
715,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/41 809,042
880,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/42 990,855
900,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/43 1,008,832
710,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/44 789,868
1,100,000 Orlando, Florida, Contract Tourist Development Tax Payments
Revenue Bonds, Camping World Stadium, Series 2025
5.250 11/01/45 1,212,080
400,000 Palm Beach County Health Facilities Auth, Florida, Revenue
Bonds, Lifespace Community Inc., Series 2026B
5.500 05/15/51 409,381
1,250,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
5.000 07/01/41 1,282,280
1,560,000 Seminole County Industrial Development Authority, Florida,
Retirement Facility Revenue Bonds, Legacy Pointe At UCF
Project, Series 2019A
5.500 11/15/49 1,501,121
1,145,000 South Broward Hospital District, Florida, Hospital Revenue
Bonds, South Broward Hospital District Obligated Group,
Refunding Series 2016A
4.000 05/01/44 1,062,923
1,225,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/38 1,350,481
670,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.000 03/01/39 735,438
570,000 Southeast Overtown/Park West Community Redevelopment
Agency, Florida, Tax Increment Revenue Bonds, Series 2025A
5.250 03/01/41 630,549

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 345,000 (c) Three Rivers Community Development District, Florida, Special
Assessment Revenue Bonds, South Assessment Area Series
2021B
4.625% 05/01/36 $ 344,996
265,000 Two Lakes Community Development District, Hialeah, Florida,
Special Assessment Bonds, Series 2024
5.000 05/01/44 273,367
240,000 (c) V-Dana Community Development District, Lee County, Florida,
Special Assessment Bonds, Area 2 - 2025 Project, Series 2025
5.375 05/01/45 247,471
TOTAL FLORIDA 69,928,849
GEORGIA - 1.5%
2,080,000 (i) Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6.500 12/15/48 1,921,623
1,100,000 (c) Atlanta Development Authority, Georgia, Revenue Bonds,
Westside Gulch Area Project, Senior Series 2024A-2
5.500 04/01/39 1,132,859
1,500,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
6.750 01/01/35 675,000
500,000 (f) Atlanta Development Authority, Georgia, Senior Health Care
Facilities Revenue Bonds, Georgia Proton Treatment Center
Project, Current Interest Series 2017A-1
7.000 01/01/40 225,000
5,000,000 (c),(i) Bartow County, Georgia, Tax Allocation Revenue Bonds,
Highway 411 Corridor Development Project District Number 3,
Senior Convertible Capital Appreciation Series 2026
6.500 04/01/51 4,095,838
1,000,000 Griffin-Spalding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System Inc., Series
2017A
4.000 04/01/42 975,539
2,750,000 (c),(d) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4.000 08/01/52 2,761,316
2,240,000 Paulding County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System Inc., Series
2026A
5.000 04/01/36 2,540,031
1,915,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.000 06/01/50 1,936,070
1,000,000 (c) Savannah-Georgia Convention Center Authority, Convention
Center Hotel Second Tier Revenue Bonds, Series 2025B
6.250 06/01/61 1,027,778
TOTAL GEORGIA 17,291,054
HAWAII - 0.0%
500,000 (c) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Hawaii Pacific University Project, Refunding
Series 2024
5.000 07/01/39 498,273
TOTAL HAWAII 498,273
IDAHO - 0.6%
1,475,000 (c) Idaho Falls Auditorium District, Idaho, Certifications of
Participation,  Annual Appropriation Series 2021
5.250 05/15/51 1,476,564
2,000,000 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE
Trinity Health Group, Series 2019
4.000 12/01/43 1,931,928
1,000,000 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's
Health System Project, Series 2018A
5.000 03/01/37 1,030,330
1,000,000 (c) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Assessment Area Two, Series 2025
6.250 09/01/54 1,041,233
715,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6.250 09/01/53 739,620
TOTAL IDAHO 6,219,675
ILLINOIS - 6.3%
500,000 Bolingbrook, Illinois, Special Tax Bonds, Special Service Area 1,
Refunding Series 2019
5.250 03/01/41 505,757
860,000 (j) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/41 945,547
755,000 (j) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/42 825,140
1,325,000 (j) Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Refunding Project Second Lien Series 2026A, (UB)
5.000 12/01/43 1,443,558

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 2,000,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2020A
5.000% 01/01/30 $ 2,069,726
140,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/29 146,503
1,635,000 Chicago, Illinois, Midway Airport Revenue Bonds, Refunding
Senior Lien Series 2023A - BAM Insured
5.000 01/01/31 1,754,684
350,000 Chicago, Illinois, Water Revenue Bonds, Refunding Second
Lien Series 2023B - AGM Insured
5.000 11/01/37 378,024
5,000,000 Illinois Finance Authority Revenue Bonds, OSF Healthcare
System, Series 2018A - BAM Insured
4.125 05/15/47 4,813,195
260,000 Illinois Finance Authority, Revenue Bonds, Dominican
University, Refunding Series 2022
5.000 03/01/34 266,063
2,180,000 (c) Illinois Finance Authority, Revenue Bonds, Illinois Institute of
Technology, Series 2025A
5.875 09/01/46 2,184,477
1,096,476 Illinois Finance Authority, Revenue Bonds, Lutheran Life
Communities Obligated Group, 2026A
6.500 03/01/55 1,032,582
815,000 Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A
5.000 08/15/47 836,898
1,115,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/40 1,204,622
975,000 Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital
and Medical Centers, Refunding Series 2025A
5.000 08/15/41 1,056,035
5,000,000 Illinois Finance Authority, Revenue Bonds, The University of
Chicago, Series 2018A
5.000 10/01/48 5,047,989
1,020,000 (j) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4.700 10/01/44 1,032,931
1,835,000 (j) Illinois Housing Development Authority, Revenue Bonds, Social
Series 2026C, (UB)
4.800 10/01/46 1,867,078
2,500,000 Illinois State, General Obligation Bonds, December Series
2023C
5.000 12/01/47 2,561,670
3,210,000 Illinois State, General Obligation Bonds, May Series 2020 5.750 05/01/45 3,393,472
1,500,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/42 1,621,722
1,395,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/44 1,488,859
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/45 1,132,919
1,070,000 Illinois State, General Obligation Bonds, May Series 2024B 5.250 05/01/49 1,109,606
2,975,000 Illinois State, General Obligation Bonds, September Series
2025D
5.000 09/01/37 3,251,914
6,340,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/44 6,655,244
2,000,000 Illinois State, General Obligation Bonds, September Series
2025E
5.000 09/01/45 2,083,343
4,000,000 Illinois State, General Obligation Bonds, September Series
2025F
5.250 09/01/48 4,158,517
4,000,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation December Series 2025C
5.000 06/15/41 4,350,054
975,000 Illinois State, Sales Tax Revenue Bonds, Build Illinois, Junior
Obligation June Series 2026A
5.000 06/15/43 1,061,671
6,310,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Refunding Senior Series 2025A
5.000 01/01/46 6,792,312
1,800,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0.000 06/15/39 1,068,871
2,000,000 (h) Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
0.000 06/15/40 1,125,723
2,500,000 (h) Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0.000 06/15/37 1,648,191
430,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5.000 01/01/39 430,053
TOTAL ILLINOIS 71,344,950

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDIANA - 1.8%
$ 1,420,000 (c) Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for
Educational Excellence Project, Refunding Series 2020A
5.875% 06/01/55 $ 1,302,754
1,195,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Depauw University Project, Series 2019
5.000 07/01/37 1,228,704
1,000,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5.000 10/01/39 922,653
110,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2012, (AMT)
5.750 08/01/42 110,121
2,500,000 Indiana Finance Authority, Environmental Improvement
Revenue Bonds, United States Steel Corporation Project, Series
2020, (AMT)
6.750 05/01/39 2,786,309
885,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
5.750 03/01/43 947,252
815,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Senior Series 2023E
6.000 03/01/53 852,393
4,835,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Revenue Bonds, Convention Center Hotel Subordinate Series
2023F-1
7.750 03/01/67 5,328,583
1,870,000 (d) Whiting, Indiana, Environmental Facilities Revenue Bonds, BP
Products North America Inc. Project, Refunding Series 2019A,
(AMT), (Mandatory Put 6/10/33)
4.000 12/01/44 1,906,779
4,670,000 (d) Whiting, Indiana, Environmental Facilities Revenue Bonds,
BP Products North America Inc. Project, Series 2015, (AMT),
(Mandatory Put 6/10/31)
4.400 11/01/45 4,849,755
TOTAL INDIANA 20,235,303
IOWA - 0.9%
3,500,000 Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Alcoa Inc. Project, Series 2012
4.750 08/01/42 3,501,195
75,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/39 78,336
90,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/44 91,912
1,095,000 Iowa Finance Authority, Revenue Bonds, Lifespace
Communities, Inc., Series 2024A
5.000 05/15/49 1,075,164
5,500,000 (d) PEFA Inc., Public Energy Facilities Authority, Inc., Iowa, Gas
Project Revenue Bonds, Series 2019, (Mandatory Put 9/01/26)
5.000 09/01/49 5,519,526
TOTAL IOWA 10,266,133
KANSAS - 1.0%
270,000 (c) Garden City, Kansas, Sales Tax Special Obligation Revenue
Bonds, Sports of the World Star Bond Project Phase II, Series
2025
4.000 06/01/29 271,990
2,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/39 2,289,793
2,500,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/42 2,819,607
2,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/43 2,248,577
2,000,000 Kansas Development Finance Authority, Kansas, Revenue
Bonds, Kansas Department of Health & Environment, Revolving
Funds Series 2026SRF
5.000 05/01/45 2,213,579
500,000 Wichita, Kansas, Health Care Facilities Revenue Bonds,
Presbyterian Manors, Series 2024VIII
5.750 05/15/45 508,831
850,000 (c) Wichita, Kansas, Sales Tax Special Obligation Revenue Bonds,
K-96 Greenwich Project -Phase III, Series 2026A
4.125 09/01/33 854,290
TOTAL KANSAS 11,206,667

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 0.7%
$ 895,000 Bell County, Kentucky, Special Assessment Industrial Building
Revenue Bonds, Boone's Ridge Project, Series 2020
6.000% 12/01/40 $ 915,118
2,175,000 Carroll County, Kentucky, Environmental Facilities Revenue
Bonds, Kentucky Utilities Company Project, Refunding Series
2006B, (AMT)
2.125 10/01/34 1,850,089
1,000,000 Kentucky Economic Development Finance Authority, Louisville
Arena Project Revenue Bonds, Louisville Arena Authority, Inc.,
Series 2017A - AGM Insured
5.000 12/01/45 1,008,914
2,000,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/44 2,191,342
910,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5.000 09/01/45 989,822
985,000 Newport, Kentucky, Special Obligation Revenue Bonds,
Newport Clifton Project, Series 2020B
5.500 12/01/60 853,175
TOTAL KENTUCKY 7,808,460
LOUISIANA - 0.7%
205,000 (c) Louisiana Local Government Environmental Facilities and
Community Development Authority, Louisiana, Revenue
Bonds, Saint Martin Parish GOMESA Project, Series 2019
4.400 11/01/44 202,807
1,150,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Lincoln Preparatory School Project, Series 2021A
5.250 06/01/51 896,547
500,000 (c) Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Young Audiences Charter School, Series 2019A
5.000 04/01/57 429,845
550,000 (c) Louisiana Public Facilities Authority, Louisiana, Revenue Bonds,
Lake Charles Charter Academy Foundation Project, Refunding
Series 2024A
5.000 12/15/43 550,545
500,000 New Orleans, Louisiana, General Obligation Bonds, Public
Improvement Series 2026A
5.000 12/01/39 531,449
500,000 (c) Plaquemines Port, Louisiana, Harbor and Terminal District
Facilities Revenue Bonds NOLA Terminal LLC Project Dock and
Wharf Series 2024A
9.000 12/01/44 423,182
500,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010
6.350 07/01/40 542,493
725,000 (c) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6.350 10/01/40 786,576
4,065,000 (d),(e) Saint John Baptist Parish, Louisiana, Revenue Bonds, Marathon
Oil Corporation Project, Refunding Series 2017D, (Mandatory
Put 7/02/29)
3.000 06/01/37 4,074,936
TOTAL LOUISIANA 8,438,380
MAINE - 0.3%
3,000,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
5.000 07/01/46 2,878,713
1,020,000 (j) Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2026B, (UB)
4.800 11/15/46 1,037,994
TOTAL MAINE 3,916,707
MARYLAND - 1.0%
2,840,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5.000 09/01/39 2,848,440
175,000 (c) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
4.500 06/01/33 179,568
130,000 (c) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4.625 07/01/43 131,766
3,970,000 (j) Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2026B, (UB)
4.700 09/01/46 3,978,271
500,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006A
5.000 12/01/31 335,000
1,000,000 (f) Maryland Economic Development Corporation, Revenue
Bonds, Chesapeake Bay Hyatt Conference Center, Series
2006B
5.250 12/01/31 670,000

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,815,000 (d) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026B,
(Mandatory Put 8/15/36)
5.000% 08/15/56 $ 2,028,650
750,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026C
5.000 08/15/40 827,545
TOTAL MARYLAND 10,999,240
MASSACHUSETTS - 2.7%
425,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston Medical Center Issue, Green Bonds, Series 2015D
5.000 07/01/44 425,122
3,000,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, 2026B-1
5.000 10/01/43 3,368,931
3,225,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Boston University, 2026B-1
5.000 10/01/44 3,592,001
2,250,000 (j) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5.000 12/01/45 2,412,937
1,790,000 (j) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5.000 12/01/46 1,900,403
1,760,000 (j) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026Q, (UB)
5.000 12/01/47 1,850,812
430,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026R
5.000 12/01/44 458,319
525,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026R
5.000 12/01/45 554,256
720,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Dana-Farber Cancer Institute, Series 2026R
5.000 12/01/46 753,217
1,225,000 Massachusetts Development Finance Agency, Revenue Bonds,
Smith College, Series 2025
4.000 07/01/45 1,222,635
11,545,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Health Care Obligated Group Issue, Series
2025N-2
5.000 07/01/35 12,808,253
1,000,000 (j) Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Taxable Social Series 2026-253, (UB)
4.750 12/01/46 1,010,766
605,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan Series 2025G
5.000 12/01/45 663,794
TOTAL MASSACHUSETTS 31,021,446
MICHIGAN - 4.0%
3,462,039 (f) Detroit City & General Retirement System Service Corporation,
Michigan, Certificates of Participation, Taxable Series 2005A -
FGIC Insured
3.000 06/15/26 3,886,140
970,000 Detroit Regional Convention Authority, Michigan, Special Tax
Revenue Bonds, Refunding Series 2024C
5.000 10/01/37 1,063,609
2,444,995 (d),(i) Detroit, Wayne County, Michigan, General Obligation Bonds,
Financial Recovery Series 2014B-1
4.000 04/01/44 2,000,847
1,345,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2026B
5.000 07/01/35 1,542,023
2,555,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Refunding Second Lien Series 2026B
5.000 07/01/36 2,946,539
645,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Second Lien Series 2025C
5.500 07/01/50 701,894
5,000,000 Great Lakes Water Authority, Michigan, Sewer Disposal System
Revenue Bonds, Senior Lien Series 2018A
5.000 07/01/48 5,090,593
1,100,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Second Lien Series 2025D
5.500 07/01/50 1,197,028
1,385,000 Great Lakes Water Authority, Michigan, Water Supply Revenue
Bonds, Senior Lien Series 2025C
5.250 07/01/50 1,487,794
1,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/44 1,104,905
1,000,000 Huron Valley School District, Oakland and Livingston Counties,
Michigan, General Obligation Bonds, School Building & Site
Series 2026-I
5.000 05/01/45 1,094,696
10,000,000 Michigan Finance Authority, Hospital Revenue Bonds, Henry
Ford Health System, Refunding Series 2016
5.000 11/15/41 10,046,994

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN (continued)
$ 835,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000% 07/01/41 $ 920,181
860,000 Michigan Finance Authority, Local Government Loan Program
Revenue Bonds, Public Lighting Authority Refunding Local
Project, Refunding Series 2025A - BAM Insured
5.000 07/01/42 943,882
1,340,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/43 1,444,321
1,640,000 Michigan Hospital Finance Authority, Hospital Revenue Bonds,
Corewell Health, Series 2025A
5.000 08/15/45 1,744,926
2,235,000 (j) Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2023A, (UB)
5.100 10/01/53 2,286,069
1,750,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds,
I-75 Improvement Project, Series 2018, (AMT)
5.000 12/31/43 1,769,421
150,000 (c) Michigan Strategic Fund, Limited Obligation Tax Capture
Revenue Bonds, Bedrock Detroit Transformational Brownfield
Plan Project, Series 2026
5.500 10/01/53 153,148
1,000,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5.000 05/01/42 1,105,869
840,000 Southfield Public Schools, Oakland County, Michigan, General
Obligation Bonds, School Building & Site Series 2026
5.000 05/01/45 907,387
1,355,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2023B -
AGM Insured, (AMT)
5.250 12/01/37 1,499,929
TOTAL MICHIGAN 44,938,195
MINNESOTA - 1.2%
1,400,000 Coon Rapids, Minnesota Charter School Lease Revenue Bonds
Athlos Leadership Academy Brooklyn Park, Refunding Series
2025
6.500 06/15/65 1,422,241
1,000,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4.250 02/15/48 921,806
50,000 (c) Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Twin Cities International Schools Project, Series 2017A
5.000 12/01/47 45,854
3,000,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Yinghua Academy Project, Series 2013A
6.125 07/01/48 3,001,712
2,000,000 Minneapolis-Saint Paul Metropolitan Council, Minnesota,
General Obligation Wastewater Revenue Bonds, Refunding
Series 2026A
5.000 03/01/41 2,254,782
1,135,000 Moorhead, Minnesota, Educational Facilities Revenue Bonds,
The Concordia College Corporation Project, Series 2016
5.000 12/01/40 1,135,197
30,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5.000 04/01/46 25,588
3,745,000 (c) Saint Paul Housing & Redevelopment Authority, Minnesota,
Charter School Lease Revenue Bonds, Community School of
Excellence, Series 2023
5.500 03/01/53 3,770,446
1,505,000 (c) Woodbury, Minnesota, Charter School Lease Revenue Bonds,
Math and Science Academy, Refunding Series 2025
5.500 06/01/55 1,435,467
TOTAL MINNESOTA 14,013,093
MISSISSIPPI - 0.3%
670,000 (c),(f) Mississippi Business Finance Corporation, Gulf Opportunity
Zone Revenue Bonds, King Edward Mixed-Use Project, Taxable
Refunding Series 2019A, (Mandatory Put 6/15/25)
6.000 10/15/49 636,500
1,310,000 (j) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6.000 09/01/48 1,432,696
1,720,000 (j) Warren County, Mississippi, Certificates of Participation, Lease
Purchase Jail Project Series 2023 - BAM Insured, (UB)
6.000 09/01/53 1,861,118
TOTAL MISSISSIPPI 3,930,314

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI - 0.4%
$ 505,000 Blue Springs, Missouri, Special Obligation Tax Increment
Bonds, Adams Farm Project, Special Districts Refunding &
Improvement Series 2015A
5.250% 06/01/39 $ 505,293
1,000,000 (c) Missouri Development Finance Board, Tax Increment and
Special District Revenue Bonds, Lakeport Village Project, Series
2025A
6.500 06/15/45 1,037,858
500,000 (c) Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Truman Medical Center, Inc., Pass-
Through Certificate Series 2017
4.250 12/01/42 461,618
2,625,000 Saint Louis Municipal Finance Corporation, Missouri, Leasehold
Revenue Bonds, Convention Center, Expansion & Improvement
Projects Series 2020 - AGM Insured
5.000 10/01/45 2,719,608
TOTAL MISSOURI 4,724,377
NEBRASKA - 1.8%
11,955,000 Boys Town Village, Nebraska, Revenue Bonds, Boys Town
Project Series 2026
5.000 07/01/46 12,591,302
2,500,000 (d) Central Plains Energy Project, Nebraska, Gas Project Revenue
Bonds, Project 5, Series 2022-1, (Mandatory Put 10/01/29)
5.000 05/01/53 2,618,853
4,580,000 (j) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Taxable Series 2026D, (UB)
4.700 09/01/46 4,601,906
TOTAL NEBRASKA 19,812,061
NEVADA - 1.7%
2,675,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/38 3,037,820
8,495,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/39 9,593,626
1,500,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/42 1,661,806
1,000,000 Clark County School District, Nevada, General Obligation
Bonds, Refunding Limited Tax Building Series 2026A
5.000 06/15/43 1,102,608
1,832,349 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Green Series 2020
6.750 02/15/38 18
134,348 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
5.875 12/15/27 2
128,857 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
BioFuels LLC Project, Series 2017, (AMT)
6.250 12/15/37 1
914,878 (c),(f) Director of Nevada State Department of Business & Industry,
Environmental Improvement Revenue Bonds, Fulcrum Sierra
Holdings LLC, Green Series 2019, (AMT)
5.750 02/15/38 9
225,000 (c) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5.000 12/15/38 225,021
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/40 1,697,867
1,500,000 Nevada State, General Obligation Bonds, Limited Tax Capital
Improvement, Historic Preservation & Open Space Series
2026A
5.000 05/01/41 1,686,765
TOTAL NEVADA 19,005,543
NEW HAMPSHIRE - 1.4%
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4.625 11/01/42 914,490
1,000,000 (c) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018C, (AMT)
4.875 11/01/42 936,205
865,000 (c),(d) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3.625 07/01/43 714,359

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 5,817,000 (c) National Finance Authority, New Hampshire, Special
Revenue Bonds, Bridgeland Water & Utility Districts
418,489,492,493,157 & 159, Series 2025
5.875% 12/15/33 $ 5,816,822
490,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Mill Creek Project, Montgomery County, Texas Series
2025
5.950 12/01/31 490,215
1,500,000 (c) National Finance Authority, New Hampshire, Special Revenue
Bonds, Tamarron Project, Fort Bend County, Texas, Series 2024
5.250 12/01/35 1,499,893
1,538,000 (c),(h) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0.000 12/15/32 1,010,008
353,000 (c),(h) National Finance Authority, New Hampshire, Special Revenue
Bonds, Wildflower Project, Denton County, Texas, Capital
Appreciation Series 2025
0.000 12/15/33 225,920
700,000 (h) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, LGI Homes Project, Denton,
Galveston, Harris, Montgomery & Williamson Counties, Texas
Municipal Utility District, Texas Municipal Utility District, Blue
Sky Project Cal
0.000 12/15/41 265,832
650,000 (c),(h) National Finance Authority, New Hampshire, Special Revenue
Capital Appreciation Bonds, The Astro Sunterra Projects, Waller
County, Texas Municipal Utility Districts, Series 2026.
0.000 12/15/34 378,996
4,000,000 (c) New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Covenant Health Group Series 2023
4.000 07/01/37 3,763,901
TOTAL NEW HAMPSHIRE 16,016,641
NEW JERSEY - 2.9%
1,080,000 (c) New Jersey Economic Development Authority, Energy Facilities
Revenue Bonds, UMM Energy Partners, LLC Project, Series
2012A
7.000 06/15/30 1,080,187
750,000 (c) New Jersey Economic Development Authority, New Jersey,
Dock and Wharf Facility Revenue Bonds, Repauno Port & Rail
Terminal Project, Series 2025, (AMT)
6.375 01/01/35 796,781
750,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3.375 07/01/30 749,977
1,690,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson  University, Series 2026A - BAM Insured
5.000 07/01/30 1,831,327
3,320,000 New Jersey Educational Facilities Authority, Revenue Bonds,
William Paterson  University, Series 2026A - BAM Insured
5.000 07/01/31 3,647,061
2,830,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2026A
5.250 07/01/37 3,349,072
3,155,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, RWJ Barnabas Health Obligated Group, Refunding
Series 2026A
5.250 07/01/38 3,737,584
8,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0.000 12/15/40 4,513,911
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Forward Delivery Series 2022A
4.000 06/15/39 5,017,382
2,000,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/37 1,302,822
1,300,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2008A
0.000 12/15/38 807,613
7,630,000 (h) New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0.000 12/15/39 4,521,218
905,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/33 1,000,471
905,000 (e) New Jersey Turnpike Authority, Turnpike Revenue Bonds,
Series 2027A
5.000 01/01/34 1,008,759
TOTAL NEW JERSEY 33,364,165

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO - 0.1%
$ 961,000 (c) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Subordinate Lien Series 2020
8.000% 05/01/40 $ 960,783
TOTAL NEW MEXICO 960,783
NEW YORK - 4.4%
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
5.750 02/01/33 1,049,052
245,000 Build New York City Resource Corporation, New York, Revenue
Bonds, New World Preparatory Charter School Project, Series
2021A
4.000 06/15/31 239,746
1,060,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7.250 06/01/55 1,106,827
3,445,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5.250 06/01/40 3,405,571
925,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/40 891,069
3,490,000 (c) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020C-1
5.000 06/01/55 2,924,940
1,145,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.250 11/01/42 1,216,737
930,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.250 11/01/43 984,929
175,000 Dormitory Authority of the State of New York, Revenue Bonds,
Montefiore Medical Center, Series 2024
5.500 11/01/47 185,028
550,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5.250 10/01/49 573,492
1,095,000 Dutchess County Local Development Corporation, New York,
Revenue Bonds, Health Quest Systems, Inc. Project, Series
2016B
5.000 07/01/35 1,095,547
750,000 (i) Glen Cove Local Economic Assistance Corporation, New York,
Revenue Bonds, Garvies Point Public Improvement Project,
Capital Appreciation Series 2016C
5.625 01/01/55 697,627
115,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
4.760 02/01/27 115,054
2,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.450 02/01/41 1,772,060
1,000,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4.600 02/01/51 801,009
1,630,000 (j) New York City Housing Development Corporation, New York,
Multifamily Housing Revenue Bonds, Sustainable Development
Green Series 2026E-1-A, (UB)
4.750 11/01/46 670,540
540,000 (c) New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
F Series 2024
5.250 12/15/31 556,654
175,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street,
Taxable Class E Series 2024
4.375 12/15/31 178,017
2,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2026G-1
5.000 11/01/36 2,879,076
1,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2026G-1
5.000 11/01/37 1,145,175
2,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2026G-1
5.000 11/01/38 2,271,169
1,500,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Series 2026G-1
5.000 11/01/39 1,691,001
920,000 New York City Trust for Cultural Resources, New York, Revenue
Bonds, Lincoln Center for the Performing Arts, Series 2026A
5.000 12/01/35 1,044,348

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 870,000 New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026A
5.000% 11/15/43 $ 968,785
730,000 (e) New York Convention Center Development Corporation, New
York, Revenue Bonds, Hotel Unit Fee Secured, Refunding
Senior Lien Series 2026B
5.000 11/15/46 785,293
550,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4.000 12/15/39 551,953
770,000 New York State Housing Finance Agency, State Personal
Income Tax Revenue Bonds, Economic Development and
Housing Sustainability Green Series 2024C
4.300 12/15/44 769,851
330,000 New York State Thruway Authority, General Revenue Junior
Indebtedness Obligations, Refunding Series 2026A
5.000 01/01/43 369,712
3,000,000 New York State Thruway Authority, State Personal Income Tax
Revenue Bonds, Transportation Series 2021A-1
4.000 03/15/40 2,968,291
2,500,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.000 07/01/41 2,501,023
1,000,000 New York Transportation Development Corporation, New
York, Special Facilities Bonds, LaGuardia Airport Terminal B
Redevelopment Project, Series 2016A, (AMT)
5.250 01/01/50 999,947
675,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5.000 08/01/26 675,497
700,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.250 08/01/31 732,371
555,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Series 2020, (AMT)
5.375 08/01/36 579,379
465,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.500 06/30/39 494,658
190,000 New York Transportation Development Corporation, New
York, Special Facility Revenue Bonds, New Terminal 1 John
F Kennedy International Airport Project, Green Series 2023,
(AMT)
5.500 06/30/40 201,526
870,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, Terminal 4 John F Kennedy
International Airport Project, Series 2020C
4.000 12/01/41 858,226
3,000,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2020, (AMT)
5.000 10/01/40 3,089,981
1,900,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
6.000 04/01/35 2,122,834
3,350,000 New York Transportation Development Corporation, Special
Facility Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport
Terminals C&D Redevelopment Project, Series 2023, (AMT)
5.625 04/01/40 3,580,933
TOTAL NEW YORK 49,744,928
NORTH CAROLINA - 0.0%
365,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, The Forest at Duke, Inc., Series
2021
4.000 09/01/46 328,841
TOTAL NORTH CAROLINA 328,841

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO - 1.3%
$ 5,255,000 (h) Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0.000% 06/01/57 $ 356,994
990,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5.000 06/01/55 776,609
2,000,000 Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC
Health, Series 2016
5.000 11/15/45 2,001,354
600,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5.000 12/01/44 615,662
450,000 Dayton-Montgomery County Port Authority, Ohio,
Development Revenue Bonds, Dayton Regional Stem Schools
Inc. Project, Series 2024
5.000 12/01/60 451,084
825,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/42 888,160
1,555,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, UC
Health, Series 2025A
5.500 08/01/43 1,670,437
500,000 Montgomery County, Ohio, Health Care Facilities Revenue
Bonds, Solvita Project Refunding and Improvement Series 2024
5.250 09/01/49 511,616
1,665,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2005C, (AMT)
3.700 04/01/28 1,678,582
3,570,000 Ohio Air Quality Development Authority, Ohio, Revenue
Bonds, American Electric Power Company Project, Refunding
Series 2014C, (AMT)
3.650 12/01/27 3,591,322
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Green Oaks of Grove City Project, Series 2026A
6.125 01/01/46 257,188
250,000 (c) Ohio Housing Finance Agency, Multifamily Housing Revenue
Bonds, Silver Birch of Mansfield Project, Series 2024
6.000 01/01/45 258,817
250,000 (c) Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Development Revenue Bonds, Convention
Center Hotel Project, Refunding Senior Lien Series 2026
5.750 03/01/59 250,806
1,275,000 University of Cincinnati, Ohio, General Receipts Bonds, Series
2025A
5.250 06/01/43 1,412,267
TOTAL OHIO 14,720,898
OKLAHOMA - 0.3%
3,110,000 Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds,
American Airlines Inc., Series 2025, (AMT)
6.250 12/01/35 3,525,771
TOTAL OKLAHOMA 3,525,771
OREGON - 0.5%
1,450,000 Astoria Hospital Facilities Authority, Oregon, Hospital Revenue
Bonds, Columbia Memorial Hospital Project, Series 2024
5.250 08/01/49 1,482,649
2,000,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/40 2,268,150
1,000,000 Multnomah County School District 1J, Portland, Oregon,
General Obligation Bonds, Bidding Group 2 Series 2026
5.000 06/15/42 1,121,149
300,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/37 344,184
325,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/38 370,823
125,000 Oregon State Department of Transportation, Highway User Tax
Revenue Bonds, Subordinate Lien Series 2026A
5.000 11/15/39 141,880
TOTAL OREGON 5,728,835

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA - 3.7%
$ 1,000,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, University of Pittsburgh Medical
Center, Series 2019A
4.000% 07/15/37 $ 1,000,369
835,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6.000 05/01/42 884,251
180,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Series 2018
5.000 05/01/33 184,655
175,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Project, Subordinate Lien, Series 2018
5.125 05/01/32 177,968
3,000,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5.000 05/01/42 3,008,721
1,900,000 (c) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6.250 05/01/42 1,954,764
1,500,000 (c) Dauphin County General Authority, Pennsylvania, Revenue
Bonds, Harrisburg University of Science & Technology Project,
Series 2020
6.250 10/15/53 825,000
2,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-2
5.000 02/15/39 2,020,025
385,000 Lehigh County Industrial Development Authority, Pennsylvania,
Charter School Revenue Bonds Seven Generations Charter
School Series 2021A
4.000 05/01/51 307,505
1,400,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project First Tier Series 2025A-2
5.750 01/01/65 1,409,680
1,065,000 (c) Lehigh County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Provident Group -Lehigh Valley International
Airport Hotel Project Second Tier Series 2025C
6.750 01/01/65 1,070,559
690,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-1
10.000 12/01/40 69
690,000 (a),(c),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2020A-2, (AMT)
10.000 12/01/40 69
1,435,000 (a),(f) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless
Hills LLC Project, Series 2021A
10.000 12/01/31 144
350,000 (d) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, PPL Energy Supply, LLC
Project, Refunding Series 2009C, (Mandatory Put 6/01/27)
5.250 12/01/37 350,393
2,965,000 (h) Pennsylvania Economic Development Financing Authority,
Parking System Revenue Bonds, Capitol Region Parking
System, Junior Guaranteed Series 2013B - BAM Insured
0.000 01/01/45 1,258,940
2,040,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2017A
4.000 11/15/42 1,960,094
3,000,000 (d),(j) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-143A, (UB)
5.450 04/01/51 2,786,683
2,910,000 (j) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A, (UB)
4.750 10/01/49 2,945,252
2,910,000 (j) Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2025-148A, (UB)
4.800 10/01/55 2,915,436
1,500,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/39 1,709,827
1,000,000 Pennsylvania State, General Obligation Bonds, First Series
2026
5.000 04/01/40 1,135,614
1,310,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/38 1,479,758

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,820,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000% 12/01/40 $ 2,039,691
1,185,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Refunding First Series 2026
5.000 12/01/42 1,317,599
2,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2020B
5.000 12/01/45 2,096,052
585,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/38 660,808
805,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/43 892,952
605,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/44 667,341
420,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2026A
5.000 12/01/45 460,058
1,500,000 Philadelphia Authority for Industrial Development,
Pennsylvania, City Service  Agreement Revenue Bonds, Series
2018
5.000 05/01/36 1,550,814
550,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Series 2020A
5.375 06/15/50 524,654
400,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
4.875 12/15/35 400,411
500,000 (c) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, Mariana Bracetti Academy
Project, Taxable Series 2020B
5.125 12/15/44 486,871
1,615,000 Philadelphia Hospitals and Higher Education Facilities
Authority, Pennsylvania, Hospital Revenue Bonds, Temple
University Health System Obligated Group, Series of 2017
5.000 07/01/31 1,631,454
TOTAL PENNSYLVANIA 42,114,481
PUERTO RICO - 4.5%
5,950,000 (h) Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Series 2008A
0.000 05/15/57 269,731
3,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5.000 07/01/37 3,656,692
1,500,000 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4.000 07/01/42 1,461,023
3,570,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Federally Taxable Build America Bonds, Series 2010YY
6.125 07/01/40 2,443,573
1,375,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Series 2010ZZ
4.250 01/01/27 964,949
1,000,000 (f) Puerto Rico Electric Power Authority, Power Revenue Bonds,
Taxable Series 2010BBB
5.400 07/01/28 685,978
175,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2007TT
5.000 07/01/27 121,078
500,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010AAA
5.250 07/01/25 343,505
2,650,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2010XX
5.250 07/01/40 1,928,793
100,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Series
2013A
7.000 07/01/43 66,463
2,265,000 (f) Puerto Rico Electric Power Authority, Revenue Bonds, Taxable
Series 2010EEE
6.050 07/01/32 1,536,157
545,707 Puerto Rico Highway and Transportation Authority Highway
Revenue Bonds Series 2022
5.250 07/01/38 545,832
2,850,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4.550 07/01/40 2,860,061
15,000,000 (h) Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0.000 07/01/51 4,077,540
9,871,190 Puerto Rico, GDB Debt Recovery Authority Commonwealth
Bonds, Taxable Series 2018
7.500 08/20/40 9,687,398
8,359,679 Puerto Rico, General Obligation Bonds, Clawback Highway
Transportation Authority Claims Taxable Series 2022
0.000 11/01/51 6,133,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 0 Puerto Rico, General Obligation Bonds, Commonwealth
Clawback CVIS Taxable Series 2022
1.000% 11/01/51 $ 0
1,655,672 (h) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0.000 07/01/33 1,214,918
441 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/35 445
6,992,533 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/37 7,022,037
462 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4.000 07/01/41 451
7,766,377 Puerto Rico, General Obligation Bonds, Vintage CW NT Claims
Taxable Series 2022
0.000 11/01/43 5,591,792
TOTAL PUERTO RICO 50,612,330
RHODE ISLAND - 0.2%
2,000,000 Rhode Island Health and Educational Building Corporation,
Public Schools Financing Program Revenue Bonds, City of
Providence, Series 2024G - BAM Insured
5.250 05/15/41 2,208,535
TOTAL RHODE ISLAND 2,208,535
SOUTH CAROLINA - 1.0%
250,000 Lancaster County, South Carolina, Assessment Revenue Bonds,
Walnut Creek Improvement District, Series 2016A-1
5.000 12/01/31 250,216
1,000,000 (c) South Carolina Jobs-Economic Development Authority,
Educational Facilities Revenue Bonds, Horse Creek Academy
Project, Series 2021A
5.000 11/15/55 893,194
2,670,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5.500 11/01/49 2,874,041
290,000 South Carolina Jobs-Economic Development Authority,
Healthcare Revenue Bonds, Beaufort Memorial Hospital &
South of Broad Healthcare Project, Series 2024
5.500 11/15/44 303,111
2,500,000 South Carolina Jobs-Economic Development Authority,
Hospital Revenue Bonds, McLeod Health Projects, Refunding &
Improvement Series 2018
5.000 11/01/43 2,554,345
3,000,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Improvement Series 2021B
4.000 12/01/39 3,006,516
845,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2016A
5.000 12/01/38 845,716
TOTAL SOUTH CAROLINA 10,727,139
TENNESSEE - 1.8%
2,000,000 (c),(h) Bristol Industrial Development Board, Tennessee, State Sales
Tax Revenue Bonds, Pinnacle Project, Capital Appreciation
Series 2016B
0.000 12/01/31 1,508,878
485,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/40 539,630
570,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/41 633,084
1,635,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/42 1,811,075
1,405,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/43 1,551,882
2,595,000 Chattanooga Health, Educational and Housing Facility Board,
Tennessee, Health System Revenue Bonds, Erlanger Health
Series 2024
5.250 12/01/44 2,844,246
4,000,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, Covenant Health,
Refunding Series 2016A
5.000 01/01/42 4,021,536

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE (continued)
$ 1,000,000 (f) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5.625% 01/01/46 $ 682,100
800,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Belmont University, Series 2023
5.000 05/01/40 855,724
1,590,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University Medical Center, Series 2026B
5.000 07/01/37 1,789,336
3,490,000 Metropolitan Government of Nashville-Davidson County
Health and Educational Facilities Board, Tennessee, Revenue
Bonds, Vanderbilt University, Series 2023A
5.000 07/01/33 3,881,036
TOTAL TENNESSEE 20,118,527
TEXAS - 7.2%
1,000,000 (c) Abilene Convention Center Hotel Development Corporation,
Texas, Hotel Revenue Bonds, Second-Lien Series 2021B
5.000 10/01/50 877,349
1,005,000 Arlington Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Brooks Academies, Series 2021A
4.000 06/15/31 941,726
2,125,000 Austin, Texas, General Obligation Bonds, Refunding & Public
Improvement Series 2025
5.000 09/01/43 2,350,682
1,210,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2026A
4.000 08/15/44 1,199,216
340,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Improvement Area 1 Project,
Series 2025
5.875 09/01/45 349,939
500,000 (c) Buda, Texas, Special Assessment Revenue Bonds, Persimmon
Public improvement District Major Improvement Area Project,
Series 2025
6.750 09/01/55 503,497
108,000 (c) City of Midlothian, Texas, Westside Preserve Public
Improvement District Improvement Area #1 Project Special
Assessment Revenue Bonds Series 2022
4.375 09/15/27 108,027
1,025,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/40 1,145,937
560,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2026
5.000 02/15/41 621,538
365,000 (e) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5.000 03/01/43 395,254
390,000 (e) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5.000 03/01/44 418,924
355,000 (e) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5.000 03/01/45 378,645
355,000 (e) Corpus Christi, Texas, General Obligation Bonds, General
Improvement Series 2026
5.000 03/01/46 375,061
400,000 (c) Denton County, Texas, Special Assessment Revenue
Bonds, Green Meadows Public Improvement District Major
Improvement Area Project, Series 2025
6.125 12/31/55 417,429
265,000 (c) Denton County, Texas, Special Assessment Revenue Bonds,
Green Meadows Public Improvement District, Improvement
Area 1 Project, Series 2025
5.375 12/31/45 278,099
695,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/38 776,172
745,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/39 827,009
475,000 El Paso Independent School District, El Paso County, Texas,
General Obligation Bonds, Refunding Series 2026A
5.000 08/15/41 521,541
1,280,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4.750 11/01/42 1,280,358
2,100,000 FW Skyline Public Facility Corp Residential Development,
Texas, Revenue Bonds, Skyline Prairie Homes Project Series
2026
4.250 04/01/39 2,103,366
680,000 Galveston, Texas, Wharves and Terminal First Lien Revenue
Bonds, Series 2023, (AMT)
6.000 08/01/43 755,723

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,300,000 Greater Texas Cultural Educational Facilities Finance
Corporation, Texas, Revenue Bonds, Biomedical Research
Institute Series 2024A
5.250% 06/01/49 $ 7,341,759
1,930,000 Harris County Hospital District, Texas, General Obligation
Bonds, Refunding & Limited Tax Series 2026
5.000 02/15/45 2,094,492
2,650,000 Harris County Hospital District, Texas, General Obligation
Bonds, Refunding & Limited Tax Series 2026
5.000 02/15/46 2,863,929
2,990,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Catering Operations Facility Project,
Series 2026, (AMT)
5.500 07/15/35 3,234,014
1,500,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Ground Services Equipment Facility
Project, Series 2026, (AMT)
5.500 07/15/36 1,628,922
5,975,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.250 07/15/33 6,423,097
1,120,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/36 1,216,059
1,200,000 Houston, Texas, Airport System Special Facilities Revenue
Bonds, United Airlines, Inc. Terminal Improvements Project,
Series 2024B, (AMT)
5.500 07/15/38 1,288,542
22,000,000 (h) Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Facilities Department,
Refunding First Lien Series 2026C
0.000 09/01/49 6,995,116
5,615,000 Love Field Airport Modernization Corporation, Texas, General
Airport Revenue Bonds, Refunding Series 2021 - AGM Insured,
(AMT)
4.000 11/01/38 5,582,313
1,500,000 Matagorda County Navigation District 1, Texas, Pollution
Control Revenue Bonds, AEP Texas Central Company Project,
Remarketing, Series 2008-1
4.000 06/01/30 1,500,828
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
5.750 09/15/39 519,294
500,000 (c) Mesquite, Texas, Special Assessment Bonds, Iron Horse Public
Improvement District Project, Series 2019
6.000 09/15/49 509,863
500,000 (c) Mesquite, Texas, Special Assessment Revenue Bonds, Solterra
Public Improvement District Improvement Area A-1 Projects,
Series 2023
5.500 09/01/43 525,242
865,000 (c) Mission Economic Development Corporation, Texas, Revenue
Bonds, Natgasoline Project, Senior Lien Series 2018, (AMT)
4.625 10/01/31 866,386
375,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
6.750 08/15/45 393,455
1,025,000 (c) Mission Economic Development Corporation, Texas, Utility
Revenue Bonds, Permian Basin Water Resources Project, Series
2025A, (AMT)
7.000 08/15/60 1,062,964
35,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-1
7.500 11/15/37 35,000
230,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021A-2
7.500 11/15/36 230,000
1,081,962 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Buckingham Senior
Living Community, Inc. Project, Series 2021B, (cash 2.000%, PIK
2.000%)
0.380 11/15/61 530,288
1,145,000 (f) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, NCCD - College
Station Properties LLC - Texas A&M University Project,  Series
2015A
5.000 07/01/47 1,115,737
500,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
5.250 09/15/35 525,889

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 230,000 (c) Pilot Point, Denton, Grayson, and Cooke Counties, Texas,
Special Assessment Revenue Bonds, Bryson Ranch Public
Improvement District Zone A Improvement Area 1 Project,
Series 2025
7.125% 09/15/55 $ 239,882
8,905,000 (c) Port Beaumont Industrial Development Authority, Texas, Facility
Revenue Bonds, Jefferson Gulf Coast Energy Project, Series
2021B
4.100 01/01/28 8,159,949
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 1 Project,
Series 2019
4.750 09/01/49 98,236
100,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Whitewing Trails Public Improvement District 2 Phase 2-6 Major
Improvement Project, Series 2019
5.500 09/01/39 101,970
190,000 (c) Princeton, Texas, Special Assessment Revenue Bonds,
Winchester Crossing Public Improvement District 3 Project,
Series 2024
5.125 09/01/44 193,087
6,825,000 Seguin, Texas, Combination Tax and Limited Pledge Revenue
Certificate of Obligation, Series 2025
5.500 09/01/49 7,473,805
1,220,000 (j) Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, PAC Series 2026B, (UB)
4.700 07/01/46 1,222,307
800,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4.000 06/30/40 782,075
TOTAL TEXAS 81,379,992
UTAH - 2.6%
960,829 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
5.500 12/01/40 980,143
966,667 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6.000 12/01/45 992,571
3,386,640 Black Ridge Infrastructure Financing District, Hurricane City,
Utah, Special Assessment Bonds, Black Ridge Assessment
Area, Series 2025
6.250 12/01/54 3,445,364
245,000 (c),(f) Box Elder County, Utah, Solid Waste Disposal Revenue Bonds,
Promontory Point Res, LLC, Senior Series 2017A, (AMT)
8.000 12/01/39 235,211
500,000 (c) Deseret Public Infrastructure District 2, Tooele County, Utah,
Special Assessment Bonds, Deseret Assessment Area 1, Series
2026
6.125 12/01/46 513,765
620,000 (c) Downtown Daybreak Public Infrastructure District 1, Utah, Tax
Increment Revenue Bonds, Series 2026
5.000 03/01/41 631,950
2,335,000 (c) High Star Ranch Infrastructure Financing District, Utah, Special
Assessment Bonds, High Star Ranch Assessment Area, Series
2026
6.250 12/01/55 2,387,754
2,000,000 Intermountain Power Agency, Utah, Power Supply Revenue
Bonds, Series 2022A
5.000 07/01/38 2,156,805
500,000 (c),(i) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6.750 06/01/55 441,975
1,260,000 (c),(i) Nordic Village Public Infrastructure District 1, Ogden Valley
City, Weber County, Utah, Tax Increment Revenue Bonds,
Convertible Capital Appreciation Series 2026A
6.750 07/01/44 1,043,106
6,400,000 (c) Nordic Village Public Infrastructure District 1, Weber County,
Utah, Limited Tax General Obligation and Special Revenue
Bonds, Series 2025
6.500 03/01/55 6,659,795
1,200,000 Resort Core Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2026A-1
5.875 03/01/57 1,233,116
1,000,000 (c) Ridges Estates Infrastructure Financing District, Utah, Special
Assessment Bonds, Alpine Hollow Assessment Area, Series
2025
6.250 12/01/53 1,041,750
1,735,000 (c) Tech Ridge Public Infrastructure District, St. George,
Washington County, Utah, Special Assessment and Tax
Increment Bonds, Tech Ridge Assessment Area, Series 2025
6.250 12/01/54 1,809,304
920,000 (c) Utah Charter School Finance Authority, Charter School
Revenue Bonds, Paradigm High School Project, Series 2020A
5.125 07/15/51 792,689

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTAH (continued)
$ 2,115,000 (c) Verk Industrial Regional Public Infrastructure District, Utah, Tax
Differential Revenue Bonds, Series 2025
6.625% 09/01/47 $ 2,260,338
500,000 (c) Wakara Ridge Public Infrastructure District, Utah, Special
Assessment Bonds, Wakara Ridge Assessment Area, Series
2025
5.625 12/01/54 515,811
2,540,000 (c) Wohali Public Infrastructure District 1, Utah, Special Assessment
Revenue Bonds, Assessment Area 1 Series 2023
7.000 12/01/42 2,318,478
TOTAL UTAH 29,459,925
VIRGIN ISLANDS - 0.9%
1,470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5.000 10/01/39 1,529,386
2,780,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
5.750 02/01/45 2,839,417
2,600,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6.000 12/01/55 2,642,857
1,250,000 (c) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6.000 04/01/53 1,274,908
450,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/42 488,365
485,000 Virgin Islands Transportation & Infrastructure Corporation,
Virgin Islands, Grant Anticipation Revenue Bonds, Federal
Highway Grant Anticipation Revenue Loan Note, Series 2025
5.000 09/01/43 525,180
1,000,000 (c) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6.125 10/01/42 983,281
TOTAL VIRGIN ISLANDS 10,283,394
VIRGINIA - 0.5%
1,890,000 (c) Cherry Hill Community Development Authority, Virginia,
Special Assesment Bonds, Potomac Shores Project, Series 2015
5.400 03/01/45 1,891,932
100,000 (c) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8.375 04/01/41 101,136
1,785,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4.000 01/01/40 1,757,520
1,440,000 (c) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia
Beach Oceanfront South Hotel Project, Taxable Senior Series
2020B-1
12.000 10/01/50 1,566,823
TOTAL VIRGINIA 5,317,411
WASHINGTON - 2.3%
1,625,000 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien
Series 2017C, (AMT)
5.000 05/01/30 1,652,998
840,000 (d) Washington Economic Development Finance Authority, Port
Revenue Bonds, Husky Terminal Improvement Project, Series
2025, (AMT), (Mandatory Put 12/01/30)
5.875 12/01/45 859,419
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/41 1,082,414
1,000,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/42 1,075,787
1,695,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.000 09/01/45 1,782,155
2,685,000 Washington Health Care Facilities Authority, Revenue Bonds,
CommonSpirit Health, Series 2025A
5.250 09/01/50 2,843,560
1,770,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014D
5.000 10/01/41 1,770,938
3,000,000 (d) Washington Health Care Facilities Authority, Revenue Bonds,
Providence Saint Joseph Health, Refunding Series 2021B,
(Mandatory Put 10/01/30)
4.000 10/01/42 3,067,835

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 3,465,000 (j) Washington State Housing Finance Commission, Single Family
Program Bonds, Social Series 2026-1N, (UB)
4.750% 12/01/46 $ 3,495,630
6,907,436 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2023-
1 Class A
3.375 04/20/37 6,487,736
1,500,000 Washington State, General Obligation Bonds, Motor Vehicle
Fuel Tax & Related Fees Series 2026D
5.000 06/01/41 1,689,895
TOTAL WASHINGTON 25,808,367
WEST VIRGINIA - 0.3%
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5.500 06/01/37 101,024
100,000 (c) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Subordinate Improvement
Series 2023A
7.000 06/01/43 106,814
470,000 Ohio County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, Fort Henry Economic Opportunity
Development District-the Highlands Project, Refunding &
Improvement Series 2025A
5.250 06/01/45 508,758
915,000 (c),(f) West Virginia Economic Development Authority, Dock and
Wharf Facilities Revenue Bonds, Empire Trimodal Terminal, LLC
Project, Series 2020
7.625 12/01/40 366,000
250,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 3/27/35)
5.450 01/01/55 272,892
850,000 (c),(d) West Virginia Economic Development Authority, Solid Waste
Disposal Facilities Revenue Bonds, Core Natural Resources,
INC Project, AMT Series 2025, (AMT), (Mandatory Put 5/15/32)
4.625 04/15/55 877,464
1,000,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5.000 09/01/31 1,039,018
TOTAL WEST VIRGINIA 3,271,970
WISCONSIN - 4.3%
2,500,000 (c),(f) Gillett, Wisconsin, Solid Waste Disposal Revenue Bonds, WI
RNG Hub North LLC Renewable Natural Gas Production Plant
Project, Series 2021A
5.500 12/01/32 1,932,832
105,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5.000 06/15/49 88,786
45,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
4.250 06/15/29 44,112
265,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Eno River Academy Project, Series 2020A
4.000 06/15/30 263,632
150,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Founders Academy of Las Vegas, Series 2020A
5.000 07/01/40 148,309
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/42 95,965
230,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Freedom Classical Academy Inc., Series 2020A
5.000 01/01/56 196,989
410,000 Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, North East Carolina Preparatory School Project,
Refunding Series 2024A
5.000 06/15/44 413,856
250,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Research Triangle High School Project, North Carolina,
Series 2015A
5.625 07/01/45 250,027
100,000 (c) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5.500 06/15/37 100,626

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 3,018 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000% 01/01/47 $ 20
2,638 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/48 18
2,596 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/49 17
2,512 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/50 17
2,469 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/51 16
3,208 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/52 21
3,166 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/53 21
3,060 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/54 20
2,997 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/55 20
2,934 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/56 19
3,250 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/57 21
3,166 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/58 20
3,082 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/59 20
3,018 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/60 19
2,976 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/61 19
2,891 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/62 18
2,828 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/63 18
2,765 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/64 18
2,723 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/65 17
2,934 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/66 19
35,337 (c),(h) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2018A-1
0.000 01/01/67 222

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,880,000 (c) Public Finance Authority of Wisconsin, Conference Center and
Hotel Revenue Bonds, Lombard Public Facilities Corporation,
First Tier Series 2025
6.150% 01/01/55 $ 1,868,069
2,735,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Bonnie Cone Classical Academy, Series 2024
5.500 06/15/49 2,224,649
175,000 Public Finance Authority of Wisconsin, Education Revenue
Bonds, Shining Rock Classical Academy, Series 2022A
6.125 06/15/57 154,424
750,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2019A
5.250 06/01/39 734,830
925,000 (c) Public Finance Authority of Wisconsin, Education Revenue
Bonds, The Capitol Encore Academy, Series 2021A
5.000 06/01/41 876,288
1,000,000 (c) Public Finance Authority of Wisconsin, Educational Facility
Revenue Bonds, LEAD Academy Project, Series 2021
5.000 08/01/56 736,062
1,000,000 Public Finance Authority of Wisconsin, Exempt Facilities
Revenue Bonds, National Gypsum Company Project, Refunding
Series 2016, (AMT)
4.000 08/01/35 975,439
375,000 Public Finance Authority of Wisconsin, Health Care Facilities
Revenue Bonds, Appalachian Regional Healthcare System
Obligated Group, Series 2021A
5.000 07/01/41 375,910
1,665,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
5.625 02/01/46 1,726,326
2,000,000 (c) Public Finance Authority of Wisconsin, Hotel Revenue
Bonds, Grand Hyatt San Antonio Hotel Acquisition Project,
Subordinate Lien Series 2022B
6.000 02/01/62 2,061,448
2,000,000 (c) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
3.915 12/01/42 1,560,000
3,000,000 (c) Public Finance Authority of Wisconsin, Multifamily Housing
Revenue Bonds, Promenade Apartments Project, Series 2024
6.250 02/01/39 3,067,249
1,100,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-1
5.400 06/20/44 1,181,138
245,000 Public Finance Authority of Wisconsin, Municipal Certificates,
Systima Series 2026-1 Class A-2
5.750 06/20/44 259,816
3,750,000 (d) Public Finance Authority of Wisconsin, Pollution Control
Revenue Bonds, Duke Energy Progress Project, Refunding
Series 2022B, (Mandatory Put 10/01/30)
4.000 10/01/46 3,854,241
105,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Gulf Coast Zoo, Series 2018A
6.500 09/01/48 63,000
195,000 (c),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Inperium Project, Series 2026
6.000 12/01/45 207,684
500,000 (c),(f) Public Finance Authority of Wisconsin, Revenue Bonds, Procure
Proton Therapy Center, Senior Series 2018A
6.950 07/01/38 350,000
1,275,000 (c) Public Finance Authority of Wisconsin, Revenue Bonds,
Revolution Academy, Refunding Series 2023A
6.250 10/01/58 1,303,113
1,250,000 Public Finance Authority of Wisconsin, Revenue Bonds, Sky
Harbour LLC Obligated Group Aviation Facilities Project, Series
2021, (AMT)
4.000 07/01/41 1,182,462
1,000,000 (c),(h) Public Finance Authority of Wisconsin, Revenue Bonds,
Texas Infrastructure Program Revenue Anticipation Capital
Appreciation Ashland Project, Series 2026
0.000 12/15/40 396,547
180,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.250 01/01/38 81,000
865,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018A-1
6.375 01/01/48 389,250
980,000 (c),(f) Public Finance Authority of Wisconsin, Senior Revenue Bonds,
Maryland Proton Treatment Center, Series 2018B-2
0.000 01/01/49 98
125,000 (a),(f) Public Finance Authority of Wisconsin, Wisconsin Revenue
Note, KDC Agribusiness LLC Project, Series 2022B
15.000 12/31/26 13
1,100,000 (c) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Wilson Preparatory Academy, Series 2019A
5.000 06/15/49 1,004,858
526,000 (c),(h) Public Finance Authority, Wisconsin, Revenue Bonds, Two Step
Project, Series 2024
0.000 12/15/34 316,610

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,070,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Senior Bonds, World Center Project Series 2024A
5.000% 06/01/41 $ 1,098,151
500,000 (c) Public Finance Authority, Wisconsin, Tax Increment Revenue
Subordinate Bonds, World Center Project Series 2024B
8.000 06/15/42 513,339
5,590,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 06/30/60 5,859,873
4,155,000 Public Finance Authority, Wisconsin, Toll Revenue Bonds,
Georgia SR 400 Express Lanes Project, Senior Lien Series 2025
5.750 12/31/65 4,355,594
3,500,000 (h) Wisconsin Center District, Dedicated Tax Revenue Bonds,
Senior Series 2020C
0.000 12/15/45 1,446,322
200,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Phase 2 Project,
Series 2024
5.450 10/01/39 212,876
2,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Froedtert Health, Inc. Obligated
Group, Series 2017A
4.000 04/01/39 2,433,041
2,000,000 Wisconsin State, General Obligation Bonds, Series 2026A 5.000 05/01/38 2,282,426
TOTAL WISCONSIN 48,687,880
TOTAL MUNICIPAL BONDS
(Cost $1,166,317,604) 1,155,658,895
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
19 VARIABLE RATE SENIOR LOAN INTERESTS - 0.0% 19
CAPITAL GOODS - 0.0%
193,014 (a),(f) KDC Agribusiness Fairless Hills LLC 12.000 09/17/26 19
TOTAL CAPITAL GOODS 19
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $193,014) 19
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
21,045 WARRANTS - 0.0% 21,045
TRANSPORTATION - 0.0%
42,090 (a) BL Train Holdings West LLC 11/26/35 21,045
TOTAL TRANSPORTATION 21,045
TOTAL WARRANTS
(Cost $0) 21,045
TOTAL LONG-TERM INVESTMENTS
(Cost $1,166,990,344) 1,156,052,972
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.3%
3,500,000 MUNICIPAL BONDS - 0.3% 3,500,000
WISCONSIN - 0.3%
3,500,000 (k) University of Wisconsin Hospitals and Clinics Authority,
Revenue Bonds, Refunding Series 2018C
3.050 04/01/48 3,500,000
TOTAL WISCONSIN 3,500,000
TOTAL MUNICIPAL BONDS
(Cost $3,500,000) 3,500,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,500,000) 3,500,000
TOTAL INVESTMENTS - 102.4%
(Cost $1,170,490,344) 1,159,552,972
FLOATING RATE OBLIGATIONS - (3.2)% (36,690,000)
OTHER ASSETS & LIABILITIES, NET -  0.8% 9,815,742
NET ASSETS - 100% $ 1,132,678,714

Portfolio of Investments June 30, 2026
(continued)
Strategic Municipal Opportunities

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
AMT Alternative Minimum Tax
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse
Trust unless otherwise noted.
(a) For fair value measurement disclosure purposes, investment classified as Level 3.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $283,988,583 or 24.5% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) When-issued or delayed delivery security.
(f) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(i) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(j) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(k) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Strategic Municipal Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ – $ – $ –* $ –
Corporate Bonds – 373,013 – 373,013
Municipal Bonds – 1,155,658,600 295 1,155,658,895
Variable Rate Senior Loan Interests – – 19 19
Warrants – – 21,045 21,045
Short-Term Investments:
Municipal Bonds – 3,500,000 – 3,500,000
$ – $ 1,159,531,613 $ 21,359 $ 1,159,552,972
Liabilities at Fair Value:
Floating Rate Obligations $ – $ 36,690,000 $ – $ 36,690,000
$ – $ 36,690,000 $ – $ 36,690,000
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 5,484,687 $ – $ 5,484,687
$ – $ 5,484,687 $ – $ 5,484,687
* Value equals zero as of the end of the reporting period.